UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number    811-10385

Pacific Funds Series Trust

(Exact name of registrant as specified in charter)

700 Newport Center Drive, P.O. Box 7500

Newport Beach, CA 92660

(Address of principal executive offices) (Zip code)

Robin S. Yonis

Vice President, General Counsel and Assistant Secretary of Pacific Funds Series Trust

700 Newport Center Drive, P.O. Box 9000

Newport Beach, CA 92660

(Name and address of agent for service)

Copies to:

Anthony H. Zacharski, Esq.

Dechert LLP

90 State House Square

Hartford, CT 06103

Registrant’s telephone number, including area code:        949-219-6767

Date of fiscal year end:   March 31

Date of reporting period:   September 30, 2016

Form N-CSR is to be used by management investment companies to file reports with the Commission not later than 10 days after the transmission to stockholders of any report that is required to be transmitted to stockholders under Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1). The Commission may use the information provided on Form N-CSR in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-CSR, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-CSR unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 100 F Street, NE, Washington, DC 20549. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1. Reports to Stockholders.

The following is a copy of the report transmitted to stockholders pursuant to Rule 30e-1 under the Act (17 CFR 270.30e-1).

September 30, 2016

SEMI-ANNUAL REPORT

PACIFIC FUNDS

SEMI-ANNUAL REPORT

AS OF SEPTEMBER 30, 2016

Pacific Funds Series Trust, which is a Delaware statutory trust, may be referred to as “Pacific Funds” or the “Trust”.

PACIFIC FUNDSSM

PACIFIC FUNDSSM PORTFOLIO OPTIMIZATION CONSERVATIVE

Schedule of Investments

September 30, 2016 (Unaudited)

PACIFIC FUNDS

PACIFIC FUNDSSM PORTFOLIO OPTIMIZATION MODERATE-CONSERVATIVE

Schedule of Investments

September 30, 2016 (Unaudited)

	Shares	Value
AFFILIATED MUTUAL FUNDS - 100.1%

Pacific Funds Core Income ‘P’	2,690,817	$29,007,006
Pacific Funds High Income ‘P’	380,339	3,803,394
PF Floating Rate Loan Fund ‘P’	201,846	1,913,502
PF Inflation Managed Fund ‘P’ *	413,452	3,708,665
PF Managed Bond Fund ‘P’	16,135,455	177,651,355
PF Short Duration Bond Fund ‘P’	4,373,802	43,606,803
PF Emerging Markets Debt Fund ‘P’	591,581	6,057,787
PF Comstock Fund ‘P’	580,950	8,627,103
PF Growth Fund ‘P’	109,923	2,191,865
PF Large-Cap Growth Fund ‘P’	225,506	2,270,846
PF Large-Cap Value Fund ‘P’	1,265,911	19,419,071
PF Main Street Core Fund ‘P’	730,459	9,430,223
PF Mid-Cap Equity Fund ‘P’	159,209	1,853,187
PF Mid-Cap Growth Fund ‘P’	120,523	914,769
PF Mid-Cap Value Fund ‘P’	737,639	7,855,851
PF Small-Cap Value Fund ‘P’	430,845	4,782,382
PF Emerging Markets Fund ‘P’	422,620	5,603,946
PF International Large-Cap Fund ‘P’	474,340	8,319,915
PF International Small-Cap Fund ‘P’	177,372	1,942,224
PF International Value Fund ‘P’	680,322	5,891,588
PF Real Estate Fund ‘P’	150,137	2,466,754
PF Currency Strategies Fund ‘P’	702,781	7,245,669
PF Equity Long/Short Fund ‘P’	711,516	7,620,341
PF Global Absolute Return Fund ‘P’	786,766	7,442,806

Total Affiliated Mutual Funds (Cost $340,804,961)		369,627,052

TOTAL INVESTMENTS - 100.1% (Cost $340,804,961)		369,627,052

OTHER ASSETS & LIABILITIES, NET - (0.1%)		(487,359)

NET ASSETS - 100.0%		$369,139,693

Notes to Schedule of Investments

(a)	As of September 30, 2016, the Fund’s composition as a percentage of net assets was as follows:

Affiliated Fixed Income Funds	74.0%
Affiliated Equity Funds	26.1%

	100.1%
Other Assets & Liabilities, Net	(0.1%	)

	100.0%

	Shares	Value
AFFILIATED MUTUAL FUNDS - 100.3%

Pacific Funds Core Income ‘P’	3,058,338	$32,968,885
Pacific Funds High Income ‘P’	274,136	2,741,362
PF Floating Rate Loan Fund ‘P’	284,208	2,694,289
PF Inflation Managed Fund ‘P’ *	443,184	3,975,362
PF Managed Bond Fund ‘P’	19,401,078	213,605,865
PF Short Duration Bond Fund ‘P’	2,434,553	24,272,497
PF Emerging Markets Debt Fund ‘P’	792,608	8,116,305
Pacific Funds Small-Cap Growth ‘P’ *	154,804	1,622,341
PF Comstock Fund ‘P’	1,263,455	18,762,311
PF Growth Fund ‘P’	458,190	9,136,314
PF Large-Cap Growth Fund ‘P’	939,990	9,465,698
PF Large-Cap Value Fund ‘P’	2,739,056	42,017,126
PF Main Street Core Fund ‘P’	1,967,399	25,399,119
PF Mid-Cap Equity Fund ‘P’	455,061	5,296,916
PF Mid-Cap Growth Fund ‘P’	172,248	1,307,365
PF Mid-Cap Value Fund ‘P’	1,305,199	13,900,365
PF Small-Cap Growth Fund ‘P’	98,895	1,093,777
PF Small-Cap Value Fund ‘P’	1,033,544	11,472,341
PF Emerging Markets Fund ‘P’	1,353,234	17,943,882
PF International Large-Cap Fund ‘P’	1,386,315	24,315,964
PF International Small-Cap Fund ‘P’	380,124	4,162,352
PF International Value Fund ‘P’	1,879,935	16,280,235
PF Real Estate Fund ‘P’	413,573	6,795,005
PF Currency Strategies Fund ‘P’	1,004,443	10,355,808
PF Equity Long/Short Fund ‘P’	1,016,899	10,890,984
PF Global Absolute Return Fund ‘P’	1,125,275	10,645,103

Total Affiliated Mutual Funds (Cost $475,038,444)		529,237,571

TOTAL INVESTMENTS - 100.3% (Cost $475,038,444)		529,237,571

OTHER ASSETS & LIABILITIES, NET - (0.3%)		(1,597,638)

NET ASSETS - 100.0%		$527,639,933

Notes to Schedule of Investments

(a)	As of September 30, 2016, the Fund’s composition as a percentage of net assets was as follows:

Affiliated Fixed Income Funds	56.7%
Affiliated Equity Funds	43.6%

	100.3%
Other Assets & Liabilities, Net	(0.3%	)

	100.0%

(b)	The Funds’ investments are affiliated mutual funds (See Note 7C in Notes to Financial Statements).

(c)	Fair Value Measurements

The following is a summary of the Funds’ investments as categorized under the three-tier hierarchy of inputs used in valuing the Funds’ assets and liabilities (See Note 3D in Notes to Financial Statements) as of September 30, 2016:

		Total Value at September 30, 2016	Level 1 Quoted Price	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Pacific Funds Portfolio Optimization Conservative
Assets	Affiliated Mutual Funds	$369,627,052	$369,627,052	$—	$—

Pacific Funds Portfolio Optimization Moderate-Conservative
Assets	Affiliated Mutual Funds	$529,237,571	$529,237,571	$—	$—

See Notes to Financial Statements	See explanation of symbols and terms, if any, on A-40

A-1

PACIFIC FUNDS

PACIFIC FUNDSSM PORTFOLIO OPTIMIZATION MODERATE

Schedule of Investments

September 30, 2016 (Unaudited)

PACIFIC FUNDS

PACIFIC FUNDSSM PORTFOLIO OPTIMIZATION GROWTH

Schedule of Investments

September 30, 2016 (Unaudited)

	Shares	Value
AFFILIATED MUTUAL FUNDS - 100.2%

Pacific Funds Core Income ‘P’	4,952,748	$53,390,622
Pacific Funds High Income ‘P’	384,296	3,842,957
PF Floating Rate Loan Fund ‘P’	348,439	3,303,202
PF Inflation Managed Fund ‘P’ *	580,892	5,210,600
PF Managed Bond Fund ‘P’	34,795,284	383,096,077
PF Short Duration Bond Fund ‘P’	2,184,375	21,778,219
PF Emerging Markets Debt Fund ‘P’	2,226,298	22,797,295
Pacific Funds Small-Cap Growth ‘P’ *	506,608	5,309,254
PF Comstock Fund ‘P’	4,815,989	71,517,437
PF Growth Fund ‘P’	2,279,640	45,456,029
PF Large-Cap Growth Fund ‘P’	4,677,043	47,097,825
PF Large-Cap Value Fund ‘P’	10,446,880	160,255,141
PF Main Street Core Fund ‘P’	9,021,135	116,462,858
PF Mid-Cap Equity Fund ‘P’	2,556,073	29,752,695
PF Mid-Cap Growth Fund ‘P’	774,034	5,874,918
PF Mid-Cap Value Fund ‘P’	5,639,734	60,063,171
PF Small-Cap Growth Fund ‘P’	346,402	3,831,201
PF Small-Cap Value Fund ‘P’	4,475,547	49,678,566
PF Emerging Markets Fund ‘P’	6,090,904	80,765,393
PF International Large-Cap Fund ‘P’	5,999,296	105,227,646
PF International Small-Cap Fund ‘P’	1,425,987	15,614,555
PF International Value Fund ‘P’	8,061,162	69,809,660
PF Real Estate Fund ‘P’	1,505,626	24,737,428
PF Currency Strategies Fund ‘P’	3,526,239	36,355,524
PF Equity Long/Short Fund ‘P’	2,854,958	30,576,597
PF Global Absolute Return Fund ‘P’	3,949,890	37,365,959

Total Affiliated Mutual Funds (Cost $1,293,822,364)		1,489,170,829

TOTAL INVESTMENTS - 100.2% (Cost $1,293,822,364)		1,489,170,829

OTHER ASSETS & LIABILITIES, NET - (0.2%)		(2,846,250)

NET ASSETS - 100.0%		$1,486,324,579

Notes to Schedule of Investments

(a)	As of September 30, 2016, the Fund’s composition as a percentage of net assets was as follows:

Affiliated Equity Funds	64.5%
Affiliated Fixed Income Funds	35.7%

	100.2%
Other Assets & Liabilities, Net	(0.2%	)

	100.0%

	Shares	Value
AFFILIATED MUTUAL FUNDS - 100.2%

Pacific Funds Core Income ‘P’	1,672,263	$18,026,990
Pacific Funds High Income ‘P’	8,299	82,989
PF Managed Bond Fund ‘P’	12,381,032	136,315,165
PF Emerging Markets Debt Fund ‘P’	1,431,067	14,654,127
Pacific Funds Small-Cap Growth ‘P’ *	361,593	3,789,491
PF Comstock Fund ‘P’	4,163,795	61,832,352
PF Growth Fund ‘P’	2,022,101	40,320,693
PF Large-Cap Growth Fund ‘P’	4,148,532	41,775,721
PF Large-Cap Value Fund ‘P’	9,055,753	138,915,258
PF Main Street Core Fund ‘P’	8,819,302	113,857,192
PF Mid-Cap Equity Fund ‘P’	2,282,056	26,563,134
PF Mid-Cap Growth Fund ‘P’	691,031	5,244,925
PF Mid-Cap Value Fund ‘P’	5,639,156	60,057,013
PF Small-Cap Growth Fund ‘P’	248,320	2,746,421
PF Small-Cap Value Fund ‘P’	3,581,545	39,755,148
PF Emerging Markets Fund ‘P’	4,592,987	60,903,010
PF International Large-Cap Fund ‘P’	6,156,930	107,992,559
PF International Small-Cap Fund ‘P’	1,525,103	16,699,874
PF International Value Fund ‘P’	8,314,154	72,000,575
PF Real Estate Fund ‘P’	1,751,322	28,774,214
PF Currency Strategies Fund ‘P’	2,518,599	25,966,754
PF Equity Long/Short Fund ‘P’	2,038,881	21,836,418
PF Global Absolute Return Fund ‘P’	2,806,444	26,548,958

Total Affiliated Mutual Funds (Cost $903,754,587)		1,064,658,981

TOTAL INVESTMENTS - 100.2% (Cost $903,754,587)		1,064,658,981

OTHER ASSETS & LIABILITIES, NET - (0.2%)		(2,414,950)

NET ASSETS - 100.0%		$1,062,244,031

Notes to Schedule of Investments

(a)	As of September 30, 2016, the Fund’s composition as a percentage of net assets was as follows:

Affiliated Equity Funds	81.8%
Affiliated Fixed Income Funds	18.4%

	100.2%
Other Assets & Liabilities, Net	(0.2%	)

	100.0%

(b)	The Funds’ investments are affiliated mutual funds (See Note 7C in Notes to Financial Statements).

(c)	Fair Value Measurements

The following is a summary of the Funds’ investments as categorized under the three-tier hierarchy of inputs used in valuing the Funds’ assets and liabilities (See Note 3D in Notes to Financial Statements) as of September 30, 2016:

		Total Value at September 30, 2016	Level 1 Quoted Price	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Pacific Funds Portfolio Optimization Moderate
Assets	Affiliated Mutual Funds	$1,489,170,829	$1,489,170,829	$—	$—

Pacific Funds Portfolio Optimization Growth
Assets	Affiliated Mutual Funds	$1,064,658,981	$1,064,658,981	$—	$—

See Notes to Financial Statements	See explanation of symbols and terms, if any, on A-40

A-2

PACIFIC FUNDS

PACIFIC FUNDSSM PORTFOLIO OPTIMIZATION AGGRESSIVE-GROWTH

Schedule of Investments

September 30, 2016 (Unaudited)

PACIFIC FUNDS

PACIFIC FUNDSSM DIVERSIFIED ALTERNATIVES

Schedule of Investments

September 30, 2016 (Unaudited)

	Shares	Value
AFFILIATED MUTUAL FUNDS - 100.1%

PF Managed Bond Fund ‘P’	316,211	$3,481,483
Pacific Funds Small-Cap Growth ‘P’ *	215,350	2,256,867
PF Comstock Fund ‘P’	1,531,929	22,749,143
PF Growth Fund ‘P’	1,063,196	21,200,123
PF Large-Cap Growth Fund ‘P’	2,175,600	21,908,291
PF Large-Cap Value Fund ‘P’	3,356,715	51,492,002
PF Main Street Core Fund ‘P’	3,140,126	40,539,026
PF Mid-Cap Equity Fund ‘P’	889,645	10,355,471
PF Mid-Cap Growth Fund ‘P’	206,777	1,569,435
PF Mid-Cap Value Fund ‘P’	1,755,214	18,693,028
PF Small-Cap Growth Fund ‘P’	147,663	1,633,157
PF Small-Cap Value Fund ‘P’	1,320,177	14,653,961
PF Emerging Markets Fund ‘P’	1,494,663	19,819,235
PF International Large-Cap Fund ‘P’	1,978,398	34,701,096
PF International Small-Cap Fund ‘P’	454,759	4,979,608
PF International Value Fund ‘P’	2,693,441	23,325,199
PF Real Estate Fund ‘P’	423,949	6,965,483
PF Currency Strategies Fund ‘P’	604,307	6,230,405
PF Equity Long/Short Fund ‘P’	531,942	5,697,096
PF Global Absolute Return Fund ‘P’	669,729	6,335,634

Total Affiliated Mutual Funds (Cost $259,993,389)		318,585,743

TOTAL INVESTMENTS - 100.1% (Cost $259,993,389)		318,585,743

OTHER ASSETS & LIABILITIES, NET - (0.1%)		(376,475)

NET ASSETS - 100.0%		$318,209,268

Notes to Schedule of Investments

(a)	As of September 30, 2016, the Fund’s composition as a percentage of net assets was as follows:

Affiliated Equity Funds	97.0%
Affiliated Fixed Income Funds	3.1%

	100.1%
Other Assets & Liabilities, Net	(0.1%	)

	100.0%

	Shares	Value
AFFILIATED MUTUAL FUNDS - 99.7%

Pacific Funds Floating Rate Income ‘P’	51,749	$516,455
PF Inflation Managed Fund ‘P’ *	35,896	321,986
PF Emerging Markets Debt Fund ‘P’	64,166	657,066
PF Emerging Markets Fund ‘P’	35,524	471,048
PF International Small-Cap Fund ‘P’	30,887	338,211
PF Real Estate Fund ‘P’	18,643	306,311
PF Currency Strategies Fund ‘P’	146,512	1,510,540
PF Equity Long/Short Fund ‘P’	67,887	727,067
PF Global Absolute Return Fund ‘P’	170,632	1,614,177

Total Affiliated Mutual Funds (Cost $6,176,864)		6,462,861

TOTAL INVESTMENTS - 99.7% (Cost $6,176,864)		6,462,861

OTHER ASSETS & LIABILITIES, NET - 0.3%		19,186

NET ASSETS - 100.0%		$6,482,047

Notes to Schedule of Investments

(a)	As of September 30, 2016, the Fund’s composition as a percentage of net assets was as follows:

Affiliated Equity Funds	51.7%
Affiliated Fixed Income Funds	48.0%

99.7%
Other Assets & Liabilities, Net	0.3%

100.0%

(b)	The Funds’ investments are affiliated mutual funds (See Note 7C in Notes to Financial Statements).

(c)	Fair Value Measurements

The following is a summary of the Funds’ investments as categorized under the three-tier hierarchy of inputs used in valuing the Funds’ assets and liabilities (See Note 3D in Notes to Financial Statements) as of September 30, 2016:

		Total Value at September 30, 2016	Level 1 Quoted Price	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Pacific Funds Portfolio Optimization Aggressive-Growth
Assets	Affiliated Mutual Funds	$318,585,743	$318,585,743	$—	$—

Pacific Funds Diversified Alternatives
Assets	Affiliated Mutual Funds	$6,462,861	$6,462,861	$—	$—

See Notes to Financial Statements	See explanation of symbols and terms, if any, on A-40

A-3

PACIFIC FUNDS

PACIFIC FUNDSSM SHORT DURATION INCOME

Schedule of Investments

September 30, 2016 (Unaudited)

	Principal Amount	Value
CORPORATE BONDS & NOTES - 79.1%

Basic Materials - 0.8%

Airgas Inc (France) 3.050% due 08/01/20	$1,650,000	$1,713,328
Glencore Funding LLC (Switzerland) 2.500% due 01/15/19 ~	500,000	501,300

		2,214,628

Communications - 2.6%

Charter Communications Operating LLC 3.579% due 07/23/20 ~	2,700,000	2,824,654
DISH DBS Corp
4.250% due 04/01/18	250,000	256,875
7.875% due 09/01/19	1,000,000	1,122,500
Intelsat Jackson Holdings SA (Luxembourg) 7.250% due 10/15/20	250,000	195,000
NBCUniversal Enterprise Inc 1.565% due 04/15/18 § ~	1,500,000	1,510,719
Verizon Communications Inc 1.750% due 08/15/21	1,250,000	1,237,859

		7,147,607

Consumer, Cyclical - 10.5%

British Airways Pass-Through Trust ‘B’ (United Kingdom) 5.625% due 12/20/21 ~	952,736	993,427
CVS Health Corp 2.800% due 07/20/20	2,150,000	2,231,083
Delta Air Lines Pass-Through Trust ‘A’
4.750% due 11/07/21	732,215	784,385
4.950% due 11/23/20	533,165	552,492
Ford Motor Credit Co LLC
1.675% due 03/12/19 §	2,000,000	2,003,188
2.145% due 01/09/18	1,500,000	1,508,246
General Motors Co
3.500% due 10/02/18	1,000,000	1,028,553
General Motors Financial Co Inc
2.400% due 05/09/19	1,650,000	1,656,933
4.375% due 09/25/21	1,000,000	1,069,324
4.750% due 08/15/17	1,000,000	1,027,256
GLP Capital LP 4.375% due 11/01/18	750,000	785,625
Hyundai Capital America
2.000% due 07/01/19 ~	1,500,000	1,509,186
2.400% due 10/30/18 ~	1,000,000	1,014,319
Hyundai Capital Services Inc (South Korea) 1.657% due 03/18/17 § ~	1,000,000	1,000,639
Lennar Corp
4.125% due 12/01/18	750,000	774,375
4.500% due 06/15/19	1,500,000	1,578,750
NCL Corp Ltd 4.625% due 11/15/20 ~	500,000	502,500
Newell Brands Inc 2.600% due 03/29/19	3,650,000	3,735,257
PulteGroup Inc 4.250% due 03/01/21	400,000	422,000
Toll Brothers Finance Corp 4.000% due 12/31/18	1,850,000	1,921,688
United Airlines Pass-Through Trust ‘B’
4.625% due 03/03/24	904,227	911,020
4.750% due 10/11/23	679,820	687,477
United Continental Holdings Inc 6.375% due 06/01/18	250,000	263,750
Wyndham Worldwide Corp 2.500% due 03/01/18	1,000,000	1,010,758

		28,972,231

	Principal Amount	Value
Consumer, Non-cyclical - 17.8%

AbbVie Inc
1.800% due 05/14/18	$2,200,000	$2,210,113
2.300% due 05/14/21	2,000,000	2,019,670
Actavis Funding SCS 2.350% due 03/12/18	2,250,000	2,273,843
Aetna Inc 1.900% due 06/07/19	1,750,000	1,765,887
Amgen Inc 1.850% due 08/19/21	1,650,000	1,642,293
Anheuser-Busch InBev Finance Inc (Belgium) 1.900% due 02/01/19	4,000,000	4,041,932
Becton Dickinson and Co 1.800% due 12/15/17	1,650,000	1,658,545
Biogen Inc 2.900% due 09/15/20	1,650,000	1,715,315
Celgene Corp 2.125% due 08/15/18	2,150,000	2,173,880
Constellation Brands Inc 3.875% due 11/15/19	1,500,000	1,582,500
Ecolab Inc 2.000% due 01/14/19	2,000,000	2,024,248
Imperial Brands Finance PLC (United Kingdom)
2.050% due 02/11/18 ~	1,000,000	1,005,689
2.050% due 07/20/18 ~	1,000,000	1,007,279
Laboratory Corp of America Holdings 2.625% due 02/01/20	2,500,000	2,549,040
Mylan NV 2.500% due 06/07/19 ~	3,000,000	3,028,383
Perrigo Finance Unlimited Co 3.500% due 03/15/21	1,000,000	1,035,373
Reynolds American Inc 2.300% due 06/12/18	2,250,000	2,282,468
S&P Global Inc 2.500% due 08/15/18	3,000,000	3,048,633
Shire Acquisitions Investments 1.900% due 09/23/19	2,650,000	2,654,343
Stryker Corp 2.000% due 03/08/19	1,650,000	1,671,650
Teva Pharmaceutical Finance Netherlands III BV (Israel) 1.700% due 07/19/19	900,000	898,507
Thermo Fisher Scientific Inc 2.150% due 12/14/18	750,000	758,753
Total System Services Inc 3.800% due 04/01/21	1,000,000	1,062,307
Valeant Pharmaceuticals International Inc 6.750% due 08/15/18 ~	850,000	858,500
Wm Wrigley Jr Co 2.400% due 10/21/18 ~	1,750,000	1,779,208
Zimmer Biomet Holdings Inc 2.000% due 04/01/18	2,150,000	2,165,095

		48,913,454

Energy - 5.0%

BP Capital Markets PLC (United Kingdom) 1.676% due 05/03/19	1,500,000	1,506,272
Columbia Pipeline Group Inc 2.450% due 06/01/18	1,000,000	1,006,327
Energy Transfer Partners LP 2.500% due 06/15/18	1,500,000	1,510,841
Enterprise Products Operating LLC 2.550% due 10/15/19	1,750,000	1,782,561
Kinder Morgan Energy Partners LP 2.650% due 02/01/19	1,000,000	1,008,906
Kinder Morgan Inc 3.050% due 12/01/19	850,000	869,149
Petrobras Global Finance BV (Brazil) 8.375% due 05/23/21	1,000,000	1,098,200

See Notes to Financial Statements	See explanation of symbols and terms, if any, on A-40

A-4

PACIFIC FUNDS

PACIFIC FUNDS SHORT DURATION INCOME

Schedule of Investments (Continued)

September 30, 2016 (Unaudited)

	Principal Amount	Value
Schlumberger Holdings Corp 1.900% due 12/21/17 ~	$1,000,000	$1,006,490
Shell International Finance BV (Netherlands) 1.375% due 05/10/19	2,500,000	2,493,885
TransCanada Pipe Lines Ltd (Canada) 1.875% due 01/12/18	1,500,000	1,506,261

		13,788,892

Financial - 26.7%

AerCap Ireland Capital Ltd (Netherlands)
3.750% due 05/15/19	1,350,000	1,382,063
3.950% due 02/01/22	600,000	615,750
Air Lease Corp
2.125% due 01/15/18	1,000,000	1,007,500
3.375% due 01/15/19	1,500,000	1,544,430
Ally Financial Inc 3.250% due 02/13/18	1,500,000	1,518,750
American Express Credit Corp 1.875% due 11/05/18	2,000,000	2,016,856
American Tower Corp REIT 3.400% due 02/15/19	2,000,000	2,079,140
Ares Capital Corp 4.875% due 11/30/18	2,500,000	2,610,900
Bank of America Corp 2.000% due 01/11/18	2,000,000	2,009,782
Bank of America NA
1.650% due 03/26/18	600,000	602,603
5.300% due 03/15/17	2,000,000	2,035,188
Capital One Bank USA NA 2.250% due 02/13/19	1,000,000	1,013,482
Capital One NA 2.350% due 08/17/18	1,650,000	1,670,747
Citigroup Inc 2.255% due 09/01/23 §	4,500,000	4,525,281
Citizens Bank NA 2.550% due 05/13/21	1,000,000	1,018,955
Citizens Financial Group Inc 2.375% due 07/28/21	250,000	251,173
Credit Suisse Group Funding Guernsey Ltd (Switzerland) 3.450% due 04/16/21 ~	1,500,000	1,532,235
Crown Castle International Corp REIT 2.250% due 09/01/21	2,000,000	2,000,840
HSBC Holdings PLC (United Kingdom) 2.358% due 01/05/22 §	2,000,000	2,010,446
International Lease Finance Corp 3.875% due 04/15/18	500,000	513,125
JPMorgan Chase & Co
1.625% due 05/15/18	2,000,000	2,005,264
1.957% due 10/29/20 §	3,000,000	3,057,924
Mitsubishi UFJ Financial Group Inc (Japan)
1.912% due 09/13/21 §	2,000,000	1,999,122
2.722% due 03/01/21 §	3,000,000	3,110,820
Morgan Stanley
2.125% due 04/25/18	3,000,000	3,026,277
2.450% due 02/01/19	2,000,000	2,037,388
Och-Ziff Finance Co LLC 4.500% due 11/20/19 ~	1,000,000	967,254
PNC Bank NA 1.800% due 11/05/18	2,000,000	2,017,552
Senior Housing Properties Trust REIT 3.250% due 05/01/19	500,000	504,425
State Street Corp 1.701% due 08/18/20 §	1,000,000	1,009,984
Synchrony Financial 3.000% due 08/15/19	2,000,000	2,048,814
The Bank of New York Mellon Corp 2.500% due 04/15/21	2,000,000	2,056,860

	Principal Amount	Value
The Goldman Sachs Group Inc
1.875% due 04/23/20 §	$3,500,000	$3,523,489
2.241% due 11/15/21 §	2,000,000	1,991,968
2.875% due 02/25/21	1,000,000	1,026,748
TIAA Asset Management Finance Co LLC 2.950% due 11/01/19 ~	1,450,000	1,495,044
Trinity Acquisition PLC 3.500% due 09/15/21	550,000	573,932
Voya Financial Inc 2.900% due 02/15/18	1,525,000	1,554,102
WEA Finance LLC REIT (Australia) 1.750% due 09/15/17 ~	2,500,000	2,505,068
Wells Fargo & Co
2.500% due 03/04/21	3,000,000	3,043,440
2.550% due 12/07/20	2,000,000	2,040,228

		73,554,949

Industrial - 3.2%

Ardagh Packaging Finance PLC (Ireland) 3.850% due 12/15/19 § ~	1,000,000	1,016,300
Fortive Corp 1.800% due 06/15/19 ~	1,000,000	1,003,336
Harris Corp 1.999% due 04/27/18	1,000,000	1,006,040
Lockheed Martin Corp 2.500% due 11/23/20	2,650,000	2,738,351
Masco Corp 3.500% due 04/01/21	2,000,000	2,080,000
Owens Corning 9.000% due 06/15/19	83,000	96,997
SMBC Aviation Capital Finance DAC (Ireland) 2.650% due 07/15/21 ~	800,000	802,050

		8,743,074

Technology - 6.1%

Activision Blizzard Inc 2.300% due 09/15/21 ~	750,000	752,769
Apple Inc 1.550% due 08/04/21	2,500,000	2,494,908
Diamond 1 Finance Corp 3.480% due 06/01/19 ~	2,500,000	2,572,453
5.875% due 06/15/21 ~	75,000	79,720
Fidelity National Information Services Inc
2.250% due 08/15/21	1,900,000	1,913,300
2.850% due 10/15/18	2,150,000	2,207,454
Hewlett Packard Enterprise Co 2.788% due 10/05/18 § ~	3,000,000	3,051,339
Lam Research Corp 2.800% due 06/15/21	850,000	873,459
Oracle Corp 1.900% due 09/15/21	2,750,000	2,759,100

		16,704,502

Utilities - 6.4%

AES Corp 3.842% due 06/01/19 §	164,000	164,820
Ameren Corp 2.700% due 11/15/20	1,400,000	1,444,898
Dominion Resources Inc 2.962% due 07/01/19 §	750,000	770,256
Duke Energy Corp 1.800% due 09/01/21	950,000	946,100
Emera US Finance LP (Canada) 2.150% due 06/15/19 ~	2,000,000	2,023,054
Exelon Corp 1.550% due 06/09/17	3,150,000	3,152,882
Georgia Power Co 1.950% due 12/01/18	850,000	865,110

See Notes to Financial Statements	See explanation of symbols and terms, if any, on A-40

A-5

PACIFIC FUNDS

PACIFIC FUNDS SHORT DURATION INCOME

Schedule of Investments (Continued)

September 30, 2016 (Unaudited)

	Principal Amount	Value
NextEra Energy Capital Holdings Inc
1.649% due 09/01/18	$1,650,000	$1,656,965
2.056% due 09/01/17	3,000,000	3,016,899
The Southern Co 1.850% due 07/01/19	1,800,000	1,815,233
WEC Energy Group Inc 1.650% due 06/15/18	1,900,000	1,911,647

		17,767,864

Total Corporate Bonds & Notes (Cost $214,899,227)		217,807,201

SENIOR LOAN NOTES - 12.0%

Basic Materials - 0.3%

Ineos US Finance LLC due 03/31/22 ¥	1,000,000	1,004,911

Communications - 0.7%

CSC Holdings LLC 5.000% due 10/09/22 §	1,496,250	1,501,861
Zayo Group LLC 3.750% due 05/06/21 §	500,000	502,634

		2,004,495

Consumer, Cyclical - 6.1%

Beacon Roofing Supply Inc 3.500% due 10/01/22 §	1,488,722	1,497,096
Dollar Tree Inc Term B-3 3.063% due 07/06/22 §	94,937	95,530
HD Supply Inc 3.750% due 08/13/21 §	990,000	993,815
Hilton Worldwide Finance LLC
Term B-1
3.500% due 10/26/20 §	62,034	62,476
Term B-2
3.100% due 10/25/23 § ¥	2,629,154	2,651,688
Las Vegas Sands LLC Term B 3.250% due 12/19/20 §	1,948,662	1,961,710
New Red Finance Inc Term B-2 3.750% due 12/10/21 §	987,411	994,915
Nexeo Solutions LLC 5.250% due 06/09/23 §	997,500	1,006,228
NPC International Inc 4.750% due 12/28/18 §	1,500,000	1,506,563
Petsmart Inc Tranche B-1 4.250% due 03/11/22 §	1,989,962	1,996,181
Rite Aid Corp Tranche 1 (2nd Lien) 5.750% due 08/21/20 §	1,875,000	1,882,911
Seminole Tribe of Florida 3.088% due 04/29/20 §	755,000	757,831
UNIVAR USA Inc 4.250% due 06/24/22 §	1,324,146	1,326,353

		16,733,297

Consumer, Non-cyclical - 1.1%

Albertson’s LLC Term B-4 4.500% due 08/25/21 §	603,020	607,392
Iasis Healthcare LLC Term B-2 4.500% due 05/03/18 §	994,832	985,661
US Foods Inc 4.000% due 06/27/23 §	1,496,250	1,508,808

		3,101,861

Financial - 1.3%

DTZ Worldwide Ltd 4.250% due 11/04/21 §	997,475	998,410
MGM Growth Properties Operating Partnership LP Term B 4.000% due 04/25/23 §	1,492,500	1,507,425
USI Inc 4.250% due 12/27/19 §	994,872	996,427

		3,502,262

	Principal Amount	Value
Industrial - 1.8%

Berry Plastics Corp Term H 3.750% due 10/01/22 §	$1,388,171	$1,393,723
BWay Intermediate Co Inc 5.500% due 08/14/20 §	706,730	711,074
Reynolds Group Holdings Inc (New Zealand) 4.250% due 02/05/23 §	2,746,073	2,757,774

		4,862,571

Technology - 0.7%

Avago Technologies Cayman Ltd Term B-3 (Singapore) 3.524% due 02/01/23 §	1,012,079	1,025,362
Infor US Inc Tranche B-5 3.750% due 06/03/20 §	467,235	464,482
Sensata Technologies BV (Netherlands) 3.000% due 10/14/21 §	407,390	409,755

		1,899,599

Total Senior Loan Notes (Cost $32,974,582)		33,108,996

MORTGAGE-BACKED SECURITIES - 0.2%

Collateralized Mortgage Obligations - Commercial - 0.2%

Hilton USA Trust 2.423% due 11/05/30 " § ~	226,679	226,685
Hyatt Hotel Portfolio Trust 2.631% due 11/15/29 " § ~	250,000	249,281

		475,966

Total Mortgage-Backed Securities (Cost $476,679)		475,966

ASSET-BACKED SECURITIES - 5.6%

AmeriCredit Automobile Receivables Trust 1.370% due 11/08/19 "	2,500,000	2,502,749
Capital Auto Receivables Asset Trust
1.630% due 01/20/21 "	250,000	250,093
2.060% due 10/22/18 "	400,000	401,660
2.110% due 03/22/21 "	250,000	251,985
Carlyle Global Market Strategies CLO Ltd (Cayman) 2.834% due 07/27/26 " § ~	500,000	499,875
Ford Credit Auto Owner Trust 2.140% due 10/15/22 "	2,000,000	2,024,050
Madison Park Funding VIII Ltd (Cayman) 2.902% due 04/22/22 " § ~	500,000	500,124
Navient Student Loan Trust
0.835% due 03/27/23 " §	720,000	719,599
0.945% due 08/27/29 " §	630,000	627,712
Nelnet Student Loan Trust
1.325% due 12/26/33 " §	356,230	350,888
1.375% due 02/25/48 " § ~	1,342,959	1,346,657
Race Point VI CLO Ltd (Cayman) 2.975% due 05/24/23 " § ~	500,000	502,830
Santander Drive Auto Receivables Trust
2.080% due 02/16/21 "	650,000	654,980
2.660% due 11/15/21 "	500,000	508,138
SLM Private Education Loan Trust 2.950% due 02/15/46 " ~	963,083	976,295
SLM Student Loan Trust 1.125% due 11/25/27 " §	1,005,493	1,004,862
SMB Private Education Loan Trust 1.974% due 02/17/32 " § ~	700,000	709,265
2.700% due 05/15/31 " ~	1,000,000	1,020,300
Synchrony Credit Card Master Note Trust 2.210% due 05/15/24 "	500,000	510,483
Verizon Owner Trust 1.420% due 01/20/21 " ~	250,000	250,878

Total Asset-Backed Securities (Cost $15,497,471)		15,613,423

See Notes to Financial Statements	See explanation of symbols and terms, if any, on A-40

A-6

PACIFIC FUNDS

PACIFIC FUNDS SHORT DURATION INCOME

Schedule of Investments (Continued)

September 30, 2016 (Unaudited)

	Principal Amount	Value
U.S. TREASURY OBLIGATIONS - 0.6%

U.S. Treasury Notes - 0.6%

0.875% due 11/30/16	$175,000	$175,194
1.000% due 03/15/18	1,500,000	1,506,182

Total U.S. Treasury Obligations (Cost $1,677,359)		1,681,376

FOREIGN GOVERNMENT BONDS & NOTES - 0.2%

Export-Import Bank of Korea (South Korea) 1.631% due 01/14/17	500,000	500,621

Total Foreign Government Bonds & Notes (Cost $500,000)		500,621

	Shares
SHORT-TERM INVESTMENT - 2.5%

Money Market Fund - 2.5%

BlackRock Liquidity Funds T-Fund Portfolio	6,846,564	6,846,564

Total Short-Term Investment (Cost $6,846,564)		6,846,564

TOTAL INVESTMENTS - 100.2% (Cost $272,871,882)		276,034,147

OTHER ASSETS & LIABILITIES, NET - (0.2%)		(668,722)

NET ASSETS - 100.0%		$275,365,425

Notes to Schedule of Investments

(a)	As of September 30, 2016, the Fund’s composition as a percentage of net assets was as follows:

Corporate Bonds & Notes	79.1%
Senior Loan Notes	12.0%
Asset-Backed Securities	5.6%
Others (each less than 3.0%)	3.5%

	100.2%
Other Assets & Liabilities, Net	(0.2%	)

	100.0%

(b)	Fair Value Measurements

The following is a summary of the Fund’s investments as categorized under the three-tier hierarchy of inputs used in valuing the Fund’s assets and liabilities (See Note 3D in Notes to Financial Statements) as of September 30, 2016:

		Total Value at September 30, 2016	Level 1 Quoted Price	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Assets	Corporate Bonds & Notes	$217,807,201	$—	$217,807,201	$—
	Senior Loan Notes	33,108,996	—	33,108,996	—
	Mortgage-Backed Securities	475,966	—	475,966	—
	Asset-Backed Securities	15,613,423	—	15,613,423	—
	U.S. Treasury Obligations	1,681,376	—	1,681,376	—
	Foreign Government Bonds & Notes	500,621	—	500,621	—
	Short-Term Investment	6,846,564	6,846,564	—	—

	Total	$276,034,147	$6,846,564	$269,187,583	$—

See Notes to Financial Statements	See explanation of symbols and terms, if any, on A-40

A-7

PACIFIC FUNDS

PACIFIC FUNDSSM CORE INCOME

Schedule of Investments

September 30, 2016 (Unaudited)

	Principal Amount	Value
CORPORATE BONDS & NOTES - 62.8%

Basic Materials - 1.0%

Air Liquide Finance SA (France) 3.500% due 09/27/46 ~	$1,800,000	$1,828,022
Glencore Funding LLC (Switzerland) 4.125% due 05/30/23 ~	4,250,000	4,234,849
Tronox Finance LLC 6.375% due 08/15/20	1,500,000	1,391,250

		7,454,121

Communications - 2.7%

Altice US Finance I Corp 5.500% due 05/15/26 ~	1,825,000	1,888,875
AT&T Inc
3.950% due 01/15/25	2,000,000	2,127,814
4.750% due 05/15/46	2,400,000	2,534,820
Charter Communications Operating LLC 4.908% due 07/23/25 ~	3,500,000	3,870,748
T-Mobile USA Inc
6.125% due 01/15/22	500,000	533,125
6.250% due 04/01/21	665,000	700,328
Verizon Communications Inc
2.625% due 08/15/26	1,850,000	1,819,120
3.500% due 11/01/24	1,530,000	1,635,682
5.150% due 09/15/23	3,000,000	3,496,791
Virgin Media Secured Finance PLC (United Kingdom) 5.375% due 04/15/21 ~	2,025,000	2,118,656

		20,725,959

Consumer, Cyclical - 14.7%

Air Canada Pass-Through Trust ‘A’ (Canada) 4.125% due 11/15/26 ~	4,844,203	5,116,689
Air Canada Pass-Through Trust ‘AA’ (Canada) 3.750% due 06/15/29 ~	1,800,000	1,924,290
American Airlines Pass-Through Trust ‘A’ 3.650% due 12/15/29	1,200,000	1,252,500
American Airlines Pass-Through Trust ‘AA’
3.575% due 07/15/29	4,987,749	5,280,779
3.600% due 03/22/29	3,026,675	3,212,058
American Airlines Pass-Through Trust ‘B’
3.700% due 11/01/24	1,453,219	1,422,338
4.375% due 04/01/24	821,350	838,825
British Airways Pass-Through Trust ‘A’ (United Kingdom) 4.625% due 12/20/25 ~	3,605,377	3,870,088
British Airways Pass-Through Trust ‘B’ (United Kingdom) 5.625% due 12/20/21 ~	3,416,709	3,562,633
CalAtlantic Group Inc 6.250% due 12/15/21	2,500,000	2,759,375
Cedar Fair LP 5.250% due 03/15/21	2,000,000	2,072,278
Continental Airlines Pass-Through Trust ‘A’ 4.000% due 04/29/26	3,052,297	3,239,250
Delta Air Lines Pass-Through Trust ‘A’
4.750% due 11/07/21	5,125,505	5,490,697
4.950% due 11/23/20	1,039,671	1,077,359
Delta Air Lines Pass-Through Trust ‘AA’ 3.625% due 01/30/29	1,533,244	1,634,822
Dollar General Corp 4.150% due 11/01/25	3,500,000	3,818,416
Ford Motor Credit Co LLC
2.021% due 05/03/19	2,800,000	2,808,215
4.250% due 09/20/22	6,500,000	7,024,284
General Motors Co 5.200% due 04/01/45	3,000,000	3,139,599
General Motors Financial Co 4.375% due 09/25/21	5,000,000	5,346,620

	Principal Amount	Value
GLP Capital LP 4.375% due 04/15/21	$2,450,000	$2,584,750
Hawaiian Airlines Pass-Through Certificates ‘A’ 3.900% due 07/15/27	2,168,190	2,192,582
Lennar Corp 4.500% due 06/15/19	3,000,000	3,157,500
MGM Resorts International 6.750% due 10/01/20	2,000,000	2,250,000
NCL Corp Ltd 4.625% due 11/15/20 ~	2,000,000	2,010,000
New Red Finance Inc (Canada) 4.625% due 01/15/22 ~	3,500,000	3,648,750
Newell Brands Inc 3.850% due 04/01/23	4,000,000	4,265,136
Norwegian Air Shuttle ASA Pass-Through Trust ‘A’ (Norway) 4.875% due 11/10/29 ~	2,000,000	1,999,154
O’Reilly Automotive Inc 3.550% due 03/15/26	1,630,000	1,732,410
PulteGroup Inc 4.250% due 03/01/21	1,000,000	1,055,000
Signet UK Finance PLC 4.700% due 06/15/24	3,000,000	2,894,442
Six Flags Entertainment Corp 5.250% due 01/15/21 ~	2,500,000	2,581,875
Toll Brothers Finance Corp
4.375% due 04/15/23	2,000,000	2,060,000
4.875% due 11/15/25	1,650,000	1,695,375
United Airlines Pass-Through Trust ‘B’ 4.750% due 10/11/23	5,030,669	5,087,329
US Airways Pass-Through Trust ‘A’ 4.625% due 12/03/26	2,985,987	3,213,669
Virgin Australia Trust (Australia) 5.000% due 04/23/25 ~	1,912,745	1,986,863
Walgreens Boots Alliance Inc 3.450% due 06/01/26	3,250,000	3,382,766

		112,688,716

Consumer, Non-cyclical - 9.0%

Actavis Funding SCS 3.450% due 03/15/22	4,000,000	4,204,752
Aetna Inc 4.250% due 06/15/36	2,750,000	2,864,491
Altria Group Inc 2.625% due 09/16/26	1,950,000	1,975,239
Amgen Inc 4.400% due 05/01/45	2,150,000	2,273,399
Anheuser-Busch InBev Finance Inc (Belgium) 3.650% due 02/01/26	9,000,000	9,656,640
Biogen Inc 5.200% due 09/15/45	2,800,000	3,314,721
CHS/Community Health Systems Inc 5.125% due 08/01/21	2,000,000	1,985,000
Constellation Brands Inc 4.750% due 12/01/25	2,000,000	2,175,200
Express Scripts Holding Co 4.800% due 07/15/46	1,750,000	1,830,493
HCA Inc 5.250% due 04/15/25	700,000	748,125
Imperial Brand Finance PLC (United Kingdom) 3.750% due 07/21/22 ~	4,300,000	4,568,991
Kraft Heinz Foods Co 4.375% due 06/01/46	1,500,000	1,597,842
Laboratory Corp of America Holdings 4.700% due 02/01/45	2,500,000	2,736,843
Reynolds American Inc 4.450% due 06/12/25	2,750,000	3,075,402
S&P Global Inc 4.400% due 02/15/26	2,000,000	2,240,440
Shire Acquisitions Investments 2.875% due 09/23/23	3,500,000	3,521,511

See Notes to Financial Statements	See explanation of symbols and terms, if any, on A-40

A-8

PACIFIC FUNDS

PACIFIC FUNDS CORE INCOME

Schedule of Investments (Continued)

September 30, 2016 (Unaudited)

	Principal Amount	Value
Teva Pharmaceutical Finance (Israel) 3.150% due 10/01/26	$3,000,000	$3,022,311
The ADT Corp 6.250% due 10/15/21	3,875,000	4,233,437
Thermo Fisher Scientific Inc
2.950% due 09/19/26	1,500,000	1,498,286
3.000% due 04/15/23	1,000,000	1,025,919
Transurban Finance Co Pty (Australia) 3.375% due 03/22/27 ~	1,800,000	1,818,632
United Rentals North America Inc 4.625% due 07/15/23	3,000,000	3,086,250
Valeant Pharmaceuticals International Inc 6.750% due 08/15/18 ~	2,500,000	2,525,000
Zimmer Biomet Holdings Inc 3.550% due 04/01/25	3,000,000	3,099,165

		69,078,089

Energy - 3.4%

Anadarko Petroleum Corp 4.500% due 07/15/44	3,000,000	2,769,483
Cimarex Energy Co 5.875% due 05/01/22	1,500,000	1,571,011
Colorado Interstate Gas Co LLC 4.150% due 08/15/26 ~	1,050,000	1,043,729
Concho Resources Inc 5.500% due 04/01/23	930,000	963,712
Energy Transfer Partners LP 4.050% due 03/15/25	2,500,000	2,485,342
Exxon Mobil Corp 4.114% due 03/01/46	2,000,000	2,232,220
Hess Corp 4.300% due 04/01/27	900,000	909,295
Kinder Morgan Inc
4.250% due 09/01/24	2,500,000	2,578,663
5.550% due 06/01/45	2,500,000	2,579,655
Korea National Oil Corp (South Korea) 3.125% due 04/03/17 ~	2,000,000	2,018,548
Petrobras Global Finance BV (Brazil) 8.375% due 05/23/21	2,000,000	2,196,400
Sabine Pass Liquefaction 5.000% due 03/15/27 ~	2,100,000	2,157,750
The Williams Cos Inc 3.700% due 01/15/23	1,500,000	1,462,500
Western Gas Partners LP 4.650% due 07/01/26	1,350,000	1,400,621

		26,368,929

Financial - 22.5%

AerCap Ireland Capital Ltd (Netherlands)
3.750% due 05/15/19	2,150,000	2,201,062
3.950% due 02/01/22	1,750,000	1,795,937
Air Lease Corp
3.875% due 04/01/21	5,500,000	5,830,000
4.250% due 09/15/24	3,000,000	3,164,670
Ally Financial Inc 4.125% due 02/13/22	3,000,000	3,041,250
American Tower Corp REIT
3.300% due 02/15/21	1,450,000	1,517,418
3.500% due 01/31/23	2,000,000	2,089,726
5.000% due 02/15/24	2,000,000	2,270,002
Aon PLC 3.875% due 12/15/25	2,000,000	2,140,884
Ares Capital Corp 4.875% due 11/30/18	4,000,000	4,177,440
AvalonBay Communities Inc 3.900% due 10/15/46	1,150,000	1,141,952
Bank of America Corp
3.500% due 04/19/26	1,350,000	1,406,681
4.200% due 08/26/24	5,000,000	5,296,100
4.250% due 10/22/26	2,500,000	2,651,065

	Principal Amount	Value
Berkshire Hathaway Inc 3.125% due 03/15/26	$1,850,000	$1,949,728
Capital One Financial Corp 4.200% due 10/29/25	3,000,000	3,137,556
CBL & Associates LP REIT 5.250% due 12/01/23	1,500,000	1,534,897
CC Holdings GS V LLC 3.849% due 04/15/23	3,350,000	3,594,597
Citigroup Inc
2.255% due 09/01/23 §	4,500,000	4,525,281
3.400% due 05/01/26	2,000,000	2,071,890
4.400% due 06/10/25	3,000,000	3,183,906
Columbia Property Trust Operating Partnership LP REIT 4.150% due 04/01/25	3,500,000	3,665,767
Crown Castle International Corp REIT 3.400% due 02/15/21	1,850,000	1,938,160
Discover Bank/Greenwood 3.450% due 07/27/26	1,500,000	1,512,766
Duke Realty LP REIT 4.375% due 06/15/22	5,250,000	5,750,078
HSBC Holdings PLC (United Kingdom) 2.650% due 01/05/22	2,700,000	2,692,994
International Lease Finance Corp 7.125% due 09/01/18 ~	4,000,000	4,375,000
JPMorgan Chase & Co 3.875% due 09/10/24	5,500,000	5,803,232
Kilroy Realty LP REIT 3.800% due 01/15/23	5,000,000	5,203,870
Kimco Realty Corp 2.800% due 10/01/26	3,200,000	3,181,488
Legg Mason Inc 4.750% due 03/15/26	1,700,000	1,841,454
Marsh & McLennan Cos Inc 3.300% due 03/14/23	3,900,000	4,094,887
Mid-America Apartments LP REIT 4.000% due 11/15/25	1,800,000	1,916,906
Morgan Stanley
2.375% due 07/23/19	3,000,000	3,054,003
2.500% due 04/21/21	2,650,000	2,678,737
5.000% due 11/24/25	4,500,000	5,032,881
Piedmont Operating Partnership LP REIT 4.450% due 03/15/24	5,100,000	5,331,851
Principal Life Global Funding II 3.000% due 04/18/26 ~	2,450,000	2,494,700
Senior Housing Properties Trust REIT 4.750% due 05/01/24	1,500,000	1,578,593
SunTrust Bank 3.300% due 05/15/26	2,600,000	2,659,379
The Goldman Sachs Group Inc
2.241% due 11/15/21 §	3,250,000	3,236,948
2.550% due 10/23/19	5,500,000	5,624,493
2.875% due 02/25/21	3,000,000	3,080,244
4.250% due 10/21/25	3,500,000	3,692,465
TIAA Asset Management Finance Co LLC 4.125% due 11/01/24 ~	2,850,000	3,011,324
Trinity Acquisition PLC 4.400% due 03/15/26	1,650,000	1,732,338
UDR Inc 2.950% due 09/01/26	3,000,000	2,986,095
US Bancorp 3.100% due 04/27/26	2,325,000	2,406,196
Ventas Realty LP REIT
3.125% due 06/15/23	850,000	868,762
3.250% due 10/15/26	2,000,000	2,024,212
3.500% due 02/01/25	4,450,000	4,601,629
Visa Inc
3.150% due 12/14/25	1,500,000	1,587,315
4.300% due 12/14/45	3,000,000	3,485,355
WEA Finance LLC REIT (Australia) 3.750% due 09/17/24 ~	4,000,000	4,213,716

See Notes to Financial Statements	See explanation of symbols and terms, if any, on A-40

A-9

PACIFIC FUNDS

PACIFIC FUNDS CORE INCOME

Schedule of Investments (Continued)

September 30, 2016 (Unaudited)

	Principal Amount	Value
Wells Fargo & Co 4.400% due 06/14/46	$3,750,000	$3,837,037
Welltower Inc REIT 4.000% due 06/01/25	3,000,000	3,188,589

		173,105,506

Industrial - 3.3%

Lockheed Martin Corp 4.700% due 05/15/46	2,000,000	2,392,582
Louisiana-Pacific Corp 4.875% due 09/15/24 ~	1,750,000	1,754,375
Masco Corp
3.500% due 04/01/21	3,385,000	3,520,400
4.375% due 04/01/26	1,175,000	1,242,563
4.450% due 04/01/25	525,000	560,438
Mexico City Airport Trust (Mexico) 4.250% due 10/31/26 ~	800,000	804,000
Owens Corning
4.200% due 12/15/22	3,500,000	3,765,496
4.200% due 12/01/24	1,750,000	1,860,793
Owens-Brockway Glass Container Inc 5.000% due 01/15/22 ~	2,500,000	2,659,375
Penske Truck Leasing Co LP
3.375% due 02/01/22 ~	3,000,000	3,123,696
4.250% due 01/17/23 ~	1,500,000	1,585,079
SMBC Aviation Capital Finance (Ireland) 2.650% due 07/15/21 ~	2,000,000	2,005,126

		25,273,923

Technology - 1.9%

Activision Blizzard Inc 3.400% due 09/15/26 ~	2,000,000	2,013,978
Diamond 1 Finance Corp
3.480% due 06/01/19 ~	2,000,000	2,057,962
5.875% due 06/15/21 ~	100,000	106,293
6.020% due 06/15/26 ~	2,400,000	2,637,413
Hewlett Packard Enterprise Co 4.900% due 10/15/25 ~	3,000,000	3,209,436
Microsoft Corp 2.400% due 08/08/26	3,300,000	3,306,346
NVIDIA Corp 2.200% due 09/16/21	900,000	903,846
Quintiles Transnational Corp 4.875% due 05/15/23 ~	500,000	516,250

		14,751,524

Utilities - 4.3%

Calpine Corp 7.875% due 01/15/23 ~	2,108,000	2,229,210
CMS Energy Corp 3.600% due 11/15/25	1,500,000	1,608,927
Consumers Energy Co 3.250% due 08/15/46	1,200,000	1,187,543
Duke Energy Corp. 3.750% due 09/01/46	1,300,000	1,269,761
Duke Energy Florida LLC 3.400% due 10/01/46	1,400,000	1,369,591
Emera US Finance LP (Canada) 4.750% due 06/15/46 ~	2,500,000	2,697,647
Entergy Corp 2.950% due 09/01/26	3,000,000	3,007,674
Exelon Corp 5.100% due 06/15/45	4,000,000	4,670,732
Jersey Central Power & Light Co 4.700% due 04/01/24 ~	4,500,000	4,937,387
NRG Energy Inc 6.625% due 03/15/23	2,500,000	2,537,500
Southern Power Co 4.150% due 12/01/25	2,500,000	2,698,763

	Principal Amount	Value
Talen Energy Supply LLC 6.500% due 06/01/25	$2,000,000	$1,615,000
The Southern Co 3.250% due 07/01/26	3,300,000	3,427,106

		33,256,841

Total Corporate Bonds & Notes (Cost $464,093,523)		482,703,608

SENIOR LOAN NOTES - 15.4%

Basic Materials - 0.3%

Ineos US Finance LLC due 03/12/22 ¥	2,000,000	2,009,822

Communications - 2.1%

Altice US Finance I Corp 4.250% due 12/14/22 §	2,961,779	2,983,622
Charter Communications Operating LLC Term H 3.250% due 08/24/21 §	1,194,000	1,199,784
CSC Holdings LLC 5.000% due 10/09/22 §	1,496,250	1,501,861
Level 3 Financing Inc
Tranche B
4.000% due 01/15/20 §	2,500,000	2,517,187
Tranche B-III
4.000% due 08/01/19 §	2,500,000	2,515,235
UPC Financing Partnership 4.080% due 08/31/24 §	2,000,000	2,010,938
Zayo Group LLC 3.750% due 05/06/21 §	3,771,056	3,790,922

		16,519,549

Consumer, Cyclical - 5.3%

Caesars Entertainment Resort Properties LLC Term B 7.000% due 10/11/20 §	1,906,010	1,900,054
ClubCorp Club Operations Inc Term B 4.250% due 12/15/22 §	3,342,891	3,359,084
Dollar Tree Inc Term B-3 3.063% due 07/06/22 §	854,430	859,771
Federal-Mogul Corp Tranche C 4.750% due 04/15/21 §	1,940,202	1,879,571
HD Supply Inc 3.750% due 08/13/21 §	1,485,000	1,490,723
Hilton Worldwide Finance LLC
Term B-1
3.500% due 10/26/20 §	187,219	188,553
Term B-2
3.097% due 10/25/23 § ¥	3,908,889	3,942,392
Las Vegas Sands LLC Term B
3.250% due 12/19/20 §	4,887,436	4,920,162
Michaels Stores Inc Term B-1 3.750% due 01/30/23 §	1,633,285	1,640,390
New Red Finance Inc Term B-2 (Canada) 3.750% due 12/10/21 §	3,372,404	3,398,034
Nexeo Solutions LLC 5.250% due 06/09/23 §	1,995,000	2,012,456
Petsmart Inc Tranche B-1 4.250% due 03/11/22 §	3,950,000	3,962,344
Rite Aid Corp Tranche 1 (2nd Lien) 5.750% due 08/21/20 §	4,250,000	4,267,931
Seminole Tribe of Florida 3.088% due 04/29/20 §	2,677,150	2,687,189
Univar USA 4.250% due 06/24/22 §	3,983,659	3,990,300

		40,498,954

See Notes to Financial Statements	See explanation of symbols and terms, if any, on A-40

A-10

PACIFIC FUNDS

PACIFIC FUNDS CORE INCOME

Schedule of Investments (Continued)

September 30, 2016 (Unaudited)

	Principal Amount	Value
Consumer, Non-cyclical - 2.0%

Albertson’s LLC Term B-4 4.500% due 08/25/21 §	$2,565,129	$2,583,726
CHS/Community Health Systems Inc Term H 4.000% due 01/27/21 §	2,942,551	2,894,366
Iasis Healthcare LLC Term B-2 4.500% due 05/03/18 §	3,445,133	3,413,373
Pharmaceutical Product Development Inc 4.250% due 08/18/22 §	3,239,299	3,253,471
US Foods Inc 4.000% due 06/27/23 §	3,491,250	3,520,552

		15,665,488

Financial - 1.3%

DTZ Worldwide Ltd 4.250% due 11/04/21 §	2,992,424	2,995,231
HUB International Ltd 4.000% due 10/02/20 §	3,912,692	3,916,668
Realogy Corp Term B (1st Lien) 3.750% due 07/20/22 §	857,227	863,656
WaveDivision Holdings LLC 4.000% due 10/15/19 §	1,994,855	1,998,595

		9,774,150

Industrial - 2.1%

Ardagh Holdings USA Inc (Ireland) 4.000% due 12/17/19 §	2,796,361	2,807,723
BWay Intermediate Co Inc 5.500% due 08/14/20 §	2,205,095	2,218,647
Quikrete Holdings Inc (1st Lien) 4.000% due 09/28/20 §	2,000,000	2,017,292
Reynolds Group Holdings Inc (New Zealand) 4.250% due 02/05/23 §	3,579,234	3,594,485
TransDigm Inc
Tranche D
3.832% due 06/04/21 §	3,929,949	3,933,942
Tranche E
3.750% due 05/14/22 §	1,971,442	1,975,344

		16,547,433

Technology - 2.3%

Avago Technologies Cayman Holdings Ltd Term B-3 (Singapore) 3.524% due 02/01/23 §	2,019,085	2,045,585
First Data Corp 4.275% due 07/08/22 §	3,500,000	3,525,036
NXP BV Tranche F (Netherlands) due 12/07/20 ¥	2,483,400	2,498,340
On Semiconductor Corp 5.250% due 03/31/23 §	2,812,500	2,827,735
Sensata Technologies BV (Netherlands) 3.000% due 10/14/21 §	1,213,941	1,220,986
Solera LLC 5.750% due 03/03/23 §	5,223,750	5,283,332

		17,401,014

Total Senior Loan Notes (Cost $117,882,993)		118,416,410

MORTGAGE-BACKED SECURITIES - 0.4%

Collateralized Mortgage Obligations - Commercial - 0.4%

Hilton USA Trust 3.273% due 11/05/30 " § ~	1,360,072	1,360,142
Hyatt Hotel Portfolio Trust 2.631% due 11/15/29 " § ~	1,550,000	1,545,542

		2,905,684

Total Mortgage-Backed Securities (Cost $2,910,072)		2,905,684

	Principal Amount	Value
ASSET-BACKED SECURITIES - 4.8%

Capital Auto Receivables Asset Trust
1.630% due 01/20/21 "	$600,000	$600,223
1.690% due 03/20/21 "	1,250,000	1,253,794
2.060% due 10/22/18 "	970,000	974,026
2.110% due 03/22/21 "	600,000	604,764
Carlyle Global Market Strategies CLO Ltd (Cayman)
2.834% due 07/27/26 " § ~	1,500,000	1,499,625
3.884% due 07/27/26 " § ~	1,500,000	1,503,857
Chase Issuance Trust
1.360% due 04/15/20 "	5,000,000	5,020,702
1.370% due 06/15/21 "	4,750,000	4,766,273
CNH Equipment Trust 1.440% due 12/15/21 "	1,630,000	1,632,258
Hyundai Auto Receivables Trust 1.450% due 11/15/22 "	1,000,000	1,002,991
Madison Park Funding VIII Ltd (Cayman) 2.902% due 04/22/22 " § ~	2,500,000	2,500,620
Navient Private Education Loan Trust
1.004% due 05/16/22 " § ~	176,484	176,487
1.224% due 09/16/24 " § ~	2,113,357	2,110,346
Navient Student Loan Trust 1.125% due 06/25/65 " § ~	1,483,625	1,485,963
Race Point VI CLO Ltd (Cayman)
2.975% due 05/24/23 " § ~	1,500,000	1,508,489
3.935% due 05/24/23 " § ~	1,500,000	1,523,061
Santander Drive Auto Receivables Trust
2.080% due 02/16/21 "	700,000	705,363
2.660% due 11/15/21 "	1,000,000	1,016,276
SLM Student Loan Trust 1.125% due 11/25/27 " §	1,340,658	1,339,815
SMB Private Education Loan Trust
1.974% due 02/17/32 " § ~	1,850,000	1,874,485
2.700% due 05/15/31 " ~	2,500,000	2,550,751
Synchrony Credit Card Master Note Trust 2.210% due 05/15/24 "	1,000,000	1,020,966
Verizon Owner Trust 1.420% due 01/20/21 " ~	600,000	602,107

Total Asset-Backed Securities (Cost $37,069,813)		37,273,242

U.S. GOVERNMENT AGENCY ISSUES - 1.5%

Fannie Mae 1.875% due 09/18/18	5,500,000	5,613,305
Freddie Mac 1.250% due 10/02/19	5,500,000	5,540,832

Total U.S. Government Agency Issues (Cost $11,043,988)		11,154,137

U.S. TREASURY OBLIGATIONS - 9.4%

U.S. Treasury Bonds - 1.5%

2.500% due 05/15/46	5,000,000	5,191,995
2.875% due 08/15/45	3,000,000	3,352,677
3.000% due 11/15/45	2,700,000	3,091,079

		11,635,751

U.S. Treasury Notes - 7.9%

1.250% due 01/31/19	4,500,000	4,544,384
1.375% due 07/31/18	4,500,000	4,549,657
1.375% due 09/30/18	9,000,000	9,103,005
1.500% due 10/31/19	4,000,000	4,070,392
1.625% due 07/31/20	9,500,000	9,708,003
1.750% due 09/30/22	3,000,000	3,074,766

See Notes to Financial Statements	See explanation of symbols and terms, if any, on A-40

A-11

PACIFIC FUNDS

PACIFIC FUNDS CORE INCOME

Schedule of Investments (Continued)

September 30, 2016 (Unaudited)

	Principal Amount	Value
1.750% due 01/31/23	$4,500,000	$4,607,667
1.875% due 10/31/22	3,000,000	3,096,093
2.000% due 10/31/21	4,000,000	4,156,952
2.000% due 08/15/25	4,500,000	4,660,754
2.125% due 12/31/21	5,500,000	5,750,613
2.125% due 12/31/22	2,000,000	2,093,282
2.250% due 11/15/25	1,500,000	1,584,609

		61,000,177

Total U.S. Treasury Obligations (Cost $71,343,233)		72,635,928

FOREIGN GOVERNMENT BONDS & NOTES - 2.4%

Chile Government (Chile) 2.250% due 10/30/22	5,000,000	5,075,000
Export-Import Bank of Korea (South Korea) 2.250% due 01/21/20	2,900,000	2,961,521
Mexico Government (Mexico)
3.500% due 01/21/21	3,000,000	3,196,500
3.625% due 03/15/22	2,000,000	2,111,000
4.350% due 01/15/47	2,000,000	1,975,000
Province of Ontario (Canada) 1.650% due 09/27/19	3,000,000	3,027,600

Total Foreign Government Bonds & Notes (Cost $17,696,046)		18,346,621

	Shares	Value
SHORT-TERM INVESTMENT - 3.7%

Money Market Fund - 3.7%

BlackRock Liquidity Funds T-Fund Portfolio	28,677,164	$28,677,164

Total Short-Term Investment (Cost $28,677,164)		28,677,164

TOTAL INVESTMENTS - 100.4% (Cost $750,716,832)		772,112,794

OTHER ASSETS & LIABILITIES, NET - (0.4%)		(3,272,188)

NET ASSETS - 100.0%		$768,840,606

Notes to Schedule of Investments

(a)	As of September 30, 2016, the Fund’s composition as a percentage of net assets was as follows:

Corporate Bonds & Notes	62.8%
Senior Loan Notes	15.4%
U.S. Treasury Obligations	9.4%
Asset-Backed Securities	4.8%
Short-Term Investment	3.7%
Others (each less than 3.0%)	4.3%

	100.4%
Other Assets & Liabilities, Net	(0.4%	)

	100.0%

(b)	Fair Value Measurements

The following is a summary of the Fund’s investments as categorized under the three-tier hierarchy of inputs used in valuing the Fund’s assets and liabilities (See Note 3D in Notes to Financial Statements) as of September 30, 2016:

		Total Value at September 30, 2016	Level 1 Quoted Price	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Assets	Corporate Bonds & Notes	$482,703,608	$—	$482,703,608	$—
	Senior Loan Notes	118,416,410	—	118,416,410	—
	Mortgage-Backed Securities	2,905,684	—	2,905,684	—
	Asset-Backed Securities	37,273,242	—	37,273,242	—
	U.S. Government Agency Issues	11,154,137	—	11,154,137	—
	U.S. Treasury Obligations	72,635,928	—	72,635,928	—
	Foreign Government Bonds & Notes	18,346,621	—	18,346,621	—
	Short-Term Investment	28,677,164	28,677,164	—	—

	Total	$772,112,794	$28,677,164	$743,435,630	$—

See Notes to Financial Statements	See explanation of symbols and terms, if any, on A-40

A-12

PACIFIC FUNDS

PACIFIC FUNDSSM STRATEGIC INCOME

Schedule of Investments

September 30, 2016 (Unaudited)

	Shares	Value
COMMON STOCKS - 1.6%

Consumer, Cyclical - 1.2%

CalAtlantic Group Inc	10,114	$338,212
Cedar Fair LP	7,400	423,946
Las Vegas Sands Corp	6,365	366,242
Lennar Corp ‘A’	8,495	359,678
MGM Resorts International *	21,760	566,413
Mohawk Industries Inc *	2,600	520,884
Six Flags Entertainment Corp	9,167	491,443

		3,066,818

Energy - 0.1%

Sunoco LP	8,860	257,029

Financial - 0.1%

Bank of America Corp	16,130	252,435

Industrial - 0.1%

Owens-Illinois Inc *	15,000	275,850

Utilities - 0.1%

NRG Energy Inc	17,400	195,054

Total Common Stocks (Cost $3,848,180)		4,047,186

CLOSED-END MUTUAL FUNDS - 1.5%

Eaton Vance Senior Income Trust	158,421	1,020,231
First Trust Senior Floating Rate Income Fund II	53,883	736,581
Invesco Senior Income Trust	205,430	889,512
Voya Prime Rate Trust	173,494	916,048

Total Closed-End Mutual Funds (Cost $3,710,393)		3,562,372

	Principal Amount

CORPORATE BONDS & NOTES - 77.8%

Basic Materials - 3.9%

Air Liquide Finance SA (France) 2.250% due 09/27/23 ~	$650,000	653,088
ArcelorMittal (Luxembourg) 8.000% due 10/15/39	250,000	271,250
Constellium NV (Netherlands)
7.875% due 04/01/21 ~	250,000	267,500
8.000% due 01/15/23 ~	500,000	506,250
Freeport-McMoRan Inc
3.550% due 03/01/22	500,000	457,500
4.000% due 11/14/21	1,000,000	951,250
Glencore Funding LLC (Switzerland)
4.125% due 05/30/23 ~	1,750,000	1,743,761
4.250% due 10/25/22 ~	1,400,000	1,405,135
Hexion Inc 6.625% due 04/15/20	600,000	529,500
Teck Resources Ltd (Canada)
3.750% due 02/01/23	325,000	299,000
8.000% due 06/01/21 ~	500,000	548,125
Westlake Chemical Corp 3.600% due 08/15/26 ~	2,000,000	2,005,172

		9,637,531

	Principal Amount	Value
Communications - 3.9%

AT&T Inc 3.600% due 02/17/23	$1,000,000	$1,055,875
Charter Communications Operating LLC 3.579% due 07/23/20 ~	1,800,000	1,883,102
CSC Holdings LLC
6.625% due 10/15/25 ~	200,000	217,500
10.125% due 01/15/23 ~	400,000	462,500
10.875% due 10/15/25 ~	400,000	469,000
Intelsat Jackson Holdings SA (Luxembourg) 8.000% due 02/15/24 ~	1,119,000	1,127,393
Lamar Media Corp 5.750% due 02/01/26	750,000	810,938
Outfront Media Capital LLC
5.250% due 02/15/22	1,300,000	1,356,875
5.875% due 03/15/25	300,000	316,125
Sprint Communications Inc
6.000% due 11/15/22	350,000	329,437
9.000% due 11/15/18 ~	350,000	387,187
Sprint Corp 7.250% due 09/15/21	1,150,000	1,161,500

		9,577,432

Consumer, Cyclical - 17.1%

99 Cents Only Stores LLC 11.000% due 12/15/19	500,000	290,000
Air Canada Pass-Through Trust ‘B’ (Canada) 3.875% due 09/15/24 ~	978,206	952,528
Air Canada Pass-Through Trust ‘C’ (Canada) 5.000% due 03/15/20 ~	750,000	760,350
American Airlines Pass-Through Trust ‘A’ 4.100% due 07/15/29	1,495,439	1,605,728
American Airlines Pass-Through Trust ‘B’ 5.250% due 07/15/25	1,495,197	1,569,957
American Builders & Contractors Supply Co Inc 5.750% due 12/15/23 ~	900,000	938,250
Beazer Homes USA Inc
5.750% due 06/15/19	1,040,000	1,086,800
7.250% due 02/01/23	400,000	400,000
7.500% due 09/15/21	650,000	659,750
Boyd Gaming Corp 6.875% due 05/15/23	750,000	817,808
British Airways Pass-Through Trust ‘B’ (United Kingdom) 5.625% due 12/20/21 ~	1,018,442	1,061,939
Caesars Entertainment Operating Co Inc
9.000% due 02/15/20 Ω	250,000	258,750
11.250% due 06/01/17 Ω	100,000	103,500
Caesars Entertainment Resort Properties LLC
8.000% due 10/01/20	600,000	623,250
11.000% due 10/01/21	100,000	108,125
CalAtlantic Group Inc
6.250% due 12/15/21	415,000	458,056
6.625% due 05/01/20	750,000	842,812
8.375% due 01/15/21	500,000	596,250
Carrols Restaurant Group Inc 8.000% due 05/01/22	750,000	814,688
CEC Entertainment Inc 8.000% due 02/15/22	500,000	500,625
Cedar Fair LP
5.250% due 03/15/21	1,050,000	1,087,946
5.375% due 06/01/24	250,000	265,000
ClubCorp Club Operations Inc 8.250% due 12/15/23 ~	1,500,000	1,620,000
Dollar Tree Inc 5.750% due 03/01/23	1,500,000	1,621,875
Ford Motor Credit Co LLC 4.389% due 01/08/26	1,500,000	1,604,280

See Notes to Financial Statements	See explanation of symbols and terms, if any, on A-40

A-13

PACIFIC FUNDS

PACIFIC FUNDS STRATEGIC INCOME

Schedule of Investments (Continued)

September 30, 2016 (Unaudited)

	Principal Amount	Value
General Motors Financial Co Inc
3.200% due 07/13/20	$1,050,000	$1,076,140
4.375% due 09/25/21	1,500,000	1,603,986
IHO Verwaltungs GmbH (Germany)
4.125% PIK due 09/15/21 ~	200,000	202,500
4.750% PIK due 09/15/26 ~	200,000	201,500
Landry’s Holdings II Inc 10.250% due 01/01/18 ~	250,000	255,925
Landry’s Inc 6.750% due 10/15/24 ~	425,000	433,500
Lennar Corp
4.750% due 11/15/22	1,000,000	1,037,500
4.750% due 05/30/25	725,000	743,125
MGM Resorts International
6.750% due 10/01/20	1,150,000	1,293,750
7.750% due 03/15/22	500,000	581,250
Mohawk Industries Inc 3.850% due 02/01/23	480,000	505,463
Neiman Marcus Group Ltd LLC
8.000% due 10/15/21 ~	400,000	334,000
8.750% PIK due 10/15/21 ~	400,000	318,000
New Red Finance Inc (Canada) 4.625% due 01/15/22 ~	1,150,000	1,198,875
Norwegian Air Shuttle ASA Pass-Through Trust ‘B’ (Norway) 7.500% due 05/10/25 ~	400,000	398,000
NPC International Inc 10.500% due 01/15/20	400,000	420,000
Party City Holdings Inc 6.125% due 08/15/23 ~	850,000	910,562
PetSmart Inc 7.125% due 03/15/23 ~	750,000	789,375
Rite Aid Corp 6.750% due 06/15/21	1,250,000	1,318,984
Signet UK Finance PLC 4.700% due 06/15/24	1,150,000	1,109,536
Six Flags Entertainment Corp 5.250% due 01/15/21 ~	1,750,000	1,807,312
The Men’s Wearhouse Inc 7.000% due 07/01/22	750,000	705,000
United Airlines Pass-Through Trust ‘B’
4.625% due 03/03/24	452,114	455,510
4.750% due 10/11/23	135,964	137,495
Walgreens Boots Alliance Inc 2.600% due 06/01/21	2,000,000	2,049,084
Wyndham Worldwide Corp
3.900% due 03/01/23	350,000	363,108
5.625% due 03/01/21	1,250,000	1,403,699

		42,301,446

Consumer, Non-cyclical - 11.0%

AbbVie Inc 2.850% due 05/14/23	1,000,000	1,017,011
Aetna Inc 2.800% due 06/15/23	1,250,000	1,278,731
Ahern Rentals Inc 7.375% due 05/15/23 ~	1,000,000	652,500
Albertson’s LLC
5.750% due 03/15/25 ~	175,000	175,000
6.625% due 06/15/24 ~	325,000	338,813
Amgen Inc 2.250% due 08/19/23	800,000	798,346
Anheuser-Busch InBev Finance Inc (Belgium) 3.650% due 02/01/26	2,000,000	2,145,920
CHS/Community Health Systems Inc
5.125% due 08/01/21	400,000	397,000
6.875% due 02/01/22	1,600,000	1,384,000
7.125% due 07/15/20	400,000	373,800
Flowers Foods Inc 3.500% due 10/01/26	1,400,000	1,400,944

	Principal Amount	Value
Gilead Sciences Inc 2.500% due 09/01/23	$1,750,000	$1,765,682
Herc Rentals Inc 7.500% due 06/01/22 ~	1,350,000	1,400,625
Jaguar Holding Co II 6.375% due 08/01/23 ~	500,000	521,250
JBS Investments GmbH (Brazil) 7.750% due 10/28/20 ~	700,000	735,000
JBS USA LLC (Brazil)
5.750% due 06/15/25 ~	500,000	493,750
7.250% due 06/01/21 ~	250,000	258,125
MEDNAX Inc 5.250% due 12/01/23 ~	900,000	948,375
Modular Space Corp 10.250% due 01/31/19 ~ Ω	550,000	233,750
Mustang Merger Corp 8.500% due 08/15/21 ~	500,000	534,375
Prime Security Services Borrower LLC 9.250% due 05/15/23 ~	600,000	655,500
Reynolds American Inc 4.450% due 06/12/25	1,500,000	1,677,492
Shire Acquisitions Investments 2.400% due 09/23/21	1,750,000	1,756,867
Tenet Healthcare Corp 6.750% due 06/15/23	1,000,000	932,500
Teva Pharmaceutical Finance (Israel) 2.200% due 07/21/21	400,000	399,741
The ADT Corp 6.250% due 10/15/21	1,300,000	1,420,250
TMS International Corp 7.625% due 10/15/21 ~	450,000	387,000
United Rentals North America Inc
4.625% due 07/15/23	1,000,000	1,028,750
5.500% due 07/15/25	600,000	617,250
5.750% due 11/15/24	150,000	156,375
Universal Health Services Inc
4.750% due 08/01/22 ~	300,000	310,500
5.000% due 06/01/26 ~	300,000	313,125
Valeant Pharmaceuticals I 5.625% due 12/01/21 ~	850,000	762,875

		27,271,222

Energy - 5.0%

Antero Midstream Partners 5.375% due 09/15/24 ~	200,000	203,000
Boardwalk Pipelines LP 5.950% due 06/01/26	850,000	941,981
Callon Petroleum Co 6.125% due 10/01/24 ~	425,000	440,938
Cheniere Corpus Christi Holdings LLC 7.000% due 06/30/24 ~	200,000	217,000
Energy Transfer Partners LP
4.050% due 03/15/25	1,200,000	1,192,964
4.750% due 01/15/26	500,000	517,817
Hiland Partners Holdings LLC 7.250% due 10/01/20 ~	550,000	569,938
Kinder Morgan Inc 4.250% due 09/01/24	1,500,000	1,547,198
Sabine Pass Liquefaction LLC
5.625% due 02/01/21	150,000	160,312
5.625% due 03/01/25	2,525,000	2,723,844
Sabine Pass LNG LP 6.500% due 11/01/20	150,000	155,344
Sunoco Finance Corp
5.500% due 08/01/20 ~	275,000	277,406
6.250% due 04/15/21 ~	300,000	309,750
Targa Resources Partners LP
5.125% due 02/01/25 ~	1,050,000	1,053,937
5.375% due 02/01/27 ~	200,000	201,750

See Notes to Financial Statements	See explanation of symbols and terms, if any, on A-40

A-14

PACIFIC FUNDS

PACIFIC FUNDS STRATEGIC INCOME

Schedule of Investments (Continued)

September 30, 2016 (Unaudited)

	Principal Amount	Value
The Williams Cos Inc
3.700% due 01/15/23	$1,250,000	$1,218,750
4.550% due 06/24/24	650,000	665,957

		12,397,886

Financial - 20.6%

AAF Holdings LLC 12.000% PIK due 07/01/19 ~	538,519	554,675
AerCap Ireland Capital Ltd (Netherlands)
3.950% due 02/01/22	750,000	769,688
5.000% due 10/01/21	250,000	267,500
Air Lease Corp
3.750% due 02/01/22	1,750,000	1,836,426
4.250% due 09/15/24	1,000,000	1,054,890
American Tower Corp REIT
3.125% due 01/15/27	1,500,000	1,497,305
3.375% due 10/15/26	1,000,000	1,016,320
Aon PLC 3.875% due 12/15/25	1,100,000	1,177,486
Apollo Management Holdings LP 4.400% due 05/27/26 ~	1,500,000	1,575,896
Ares Capital Corp 4.875% due 11/30/18	800,000	835,488
Avation Capital SA (United Kingdom) 7.500% due 05/27/20 ~	500,000	503,750
Bank of America Corp
3.500% due 04/19/26	200,000	208,397
4.200% due 08/26/24	1,500,000	1,588,830
CBL & Associates LP REIT 4.600% due 10/15/24	1,500,000	1,469,028
Citigroup Inc
3.400% due 05/01/26	2,000,000	2,071,890
4.400% due 06/10/25	1,500,000	1,591,953
Columbia Property Trust Operating Partnership LP REIT
3.650% due 08/15/26	750,000	756,413
4.150% due 04/01/25	850,000	890,258
Crown Castle International Corp REIT 3.700% due 06/15/26	500,000	523,064
Double Eagle Acquisition 7.500% due 10/01/24 ~	100,000	102,125
ESH Hospitality Inc REIT 5.250% due 05/01/25 ~	1,300,000	1,304,875
HCP Inc REIT 4.000% due 06/01/25	1,000,000	1,029,213
Host Hotels & Resorts LP REIT
3.750% due 10/15/23	1,750,000	1,775,797
4.750% due 03/01/23	750,000	803,487
HSBC Holdings PLC (United Kingdom)
2.358% due 01/05/22 §	1,500,000	1,507,835
2.650% due 01/05/22	1,000,000	997,405
International Lease Finance Corp (Netherlands) 6.250% due 05/15/19	1,950,000	2,118,188
Jefferies Finance LLC
6.875% due 04/15/22 ~	500,000	467,500
7.375% due 04/01/20 ~	750,000	735,000
7.500% due 04/15/21 ~	500,000	488,125
JPMorgan Chase & Co 3.875% due 09/10/24	2,100,000	2,215,779
Kilroy Realty LP REIT 4.375% due 10/01/25	1,400,000	1,515,242
MGM Growth Properties Operating Partnership LP
4.500% due 09/01/26 ~	100,000	100,500
5.625% due 05/01/24 ~	275,000	298,980
Morgan Stanley 5.000% due 11/24/25	3,000,000	3,355,254
National Retail Properties Inc REIT 4.000% due 11/15/25	1,750,000	1,870,643
Och-Ziff Finance Co LLC 4.500% due 11/20/19 ~	1,280,000	1,238,085

	Principal Amount	Value
Senior Housing Properties Trust REIT
4.750% due 05/01/24	$500,000	$526,197
6.750% due 04/15/20	1,000,000	1,103,262
Synchrony Financial 4.500% due 07/23/25	1,500,000	1,588,824
The Goldman Sachs Group Inc
2.350% due 11/15/21	2,000,000	1,998,460
3.750% due 02/25/26	1,300,000	1,368,504
4.250% due 10/21/25	1,000,000	1,054,990
The Howard Hughes Corp 6.875% due 10/01/21 ~	1,150,000	1,214,688

		50,968,215

Industrial - 11.5%

ARD Finance SA (Luxembourg) 7.125% PIK due 09/15/23 ~	900,000	897,750
Ardagh Packaging Finance PLC (Ireland)
6.250% due 01/31/19 ~	500,000	513,125
7.000% due 11/15/20 ~	167,647	173,934
7.250% due 05/15/24 ~	400,000	429,000
Berry Plastics Corp 6.000% due 10/15/22	1,025,000	1,086,500
BWAY Holding Co 9.125% due 08/15/21 ~	1,650,000	1,732,500
Cloud Crane LLC 10.125% due 08/01/24 ~	600,000	624,000
Cortes NP Acquisition Corp 9.250% due 10/15/24 ~	200,000	200,000
Coveris Holdings SA (Luxembourg) 7.875% due 11/01/19 ~	1,750,000	1,798,125
LafargeHolcim Finance US (Switzerland) 3.500% due 09/22/26 ~	1,000,000	1,021,960
Manitowoc Foodservice Inc 9.500% due 02/15/24	750,000	858,750
Masco Corp
3.500% due 04/01/21	1,075,000	1,118,000
4.375% due 04/01/26	1,025,000	1,083,938
7.750% due 08/01/29	500,000	598,750
Novelis Corp 5.875% due 09/30/26 ~	925,000	949,281
Owens Corning
4.200% due 12/15/22	500,000	537,928
4.200% due 12/01/24	1,350,000	1,435,468
9.000% due 06/15/19	116,000	135,562
Owens-Brockway Glass Container Inc
5.000% due 01/15/22 ~	500,000	531,875
5.875% due 08/15/23 ~	1,100,000	1,183,187
Penske Truck Leasing Co LP
3.200% due 07/15/20 ~	1,500,000	1,553,640
3.300% due 04/01/21 ~	1,000,000	1,042,532
Reynolds Group Issuer Inc (New Zealand)
5.750% due 10/15/20	2,100,000	2,168,250
7.000% due 07/15/24 ~	25,000	26,859
Sealed Air Corp
4.875% due 12/01/22 ~	1,250,000	1,317,187
5.125% due 12/01/24 ~	100,000	106,125
Spirit AeroSystems Inc 3.850% due 06/15/26	500,000	520,623
TransDigm Inc 5.500% due 10/15/20	1,000,000	1,030,625
US Concrete Inc 6.375% due 06/01/24	525,000	546,000
USG Corp 5.875% due 11/01/21 ~	1,250,000	1,309,375
Wise Metals Group LLC 8.750% due 12/15/18 ~	1,000,000	1,025,000
Wise Metals Intermediate Holdings LLC 9.750% PIK due 06/15/19 ~	421,000	406,265
Zekelman Industries Inc 9.875% due 06/15/23 ~	425,000	449,437

		28,411,551

See Notes to Financial Statements	See explanation of symbols and terms, if any, on A-40

A-15

PACIFIC FUNDS

PACIFIC FUNDS STRATEGIC INCOME

Schedule of Investments (Continued)

September 30, 2016 (Unaudited)

	Principal Amount	Value
Technology - 3.9%

Blackboard Inc 7.750% due 11/15/19 ~	$575,000	$575,000
Diamond 1 Finance Corp
5.875% due 06/15/21 ~	200,000	212,586
6.020% due 06/15/26 ~	250,000	274,731
Fidelity National Information Services Inc
3.000% due 08/15/26	2,000,000	1,983,416
4.500% due 10/15/22	1,000,000	1,108,323
Infor Software Parent LLC 7.125% PIK due 05/01/21 ~	800,000	780,000
Infor US Inc 6.500% due 05/15/22	250,000	254,375
Microsemi Corp 9.125% due 04/15/23 ~	750,000	858,750
NXP BV (Netherlands)
3.875% due 09/01/22 ~	750,000	787,500
4.625% due 06/01/23 ~	1,500,000	1,644,375
Quintiles Transnational Corp 4.875% due 05/15/23 ~	1,250,000	1,290,625

		9,769,681

Utilities – 0.9%

Dynegy Inc 7.625% due 11/01/24	800,000	789,600
GenOn Energy Inc 9.875% due 10/15/20	650,000	487,500
NRG Energy Inc 7.250% due 05/15/26 ~	375,000	383,437
Talen Energy Supply LLC 6.500% due 06/01/25	800,000	646,000

		2,306,537

Total Corporate Bonds & Notes (Cost $188,401,152)		192,641,501

SENIOR LOAN NOTES - 13.9%

Basic Materials - 0.4%

Ineos US Finance LLC due 03/12/22 ¥	1,000,000	1,004,911

Communications - 1.0%

Altice US Finance I Corp 4.250% due 12/14/22 §	1,484,809	1,495,760
CSC Holdings LLC 5.000% due 10/09/22 §	997,500	1,001,241

		2,497,001

Consumer, Cyclical - 4.9%

Caesars Entertainment Resort Properties LLC Term B 7.000% due 10/11/20 §	728,829	726,551
CEC Entertainment Inc Term B 4.000% due 02/12/21 §	1,979,835	1,951,199
Nexeo Solutions LLC 5.250% due 06/09/23 §	997,500	1,006,228
NPC International Inc due 12/28/18 ¥	2,000,000	2,008,750
Petco Animal Supplies Inc Tranche B 5.000% due 01/26/23 §	1,994,987	2,016,047
Petsmart Inc Tranche B-1 4.250% due 03/11/22 §	1,979,950	1,986,137
The Neiman Marcus Group Inc 4.250% due 10/25/20 §	978,672	907,193
Univar USA Inc 4.250% due 06/24/22 §	1,496,222	1,498,716

		12,100,821

	Principal Amount	Value
Consumer, Non-cyclical - 2.7%

Albertson’s LLC Term B-4
4.500% due 08/25/21 §	$424,662	$427,741
Term B-6
4.750% due 06/22/23 §	241,928	244,498
CHS/Community Health Systems Inc Term H 4.000% due 01/27/21 §	588,510	578,873
Pharmaceutical Product Development Inc 4.250% due 08/18/22 §	3,476,162	3,491,370
Reddy Ice Corp Term B (1st Lien) 6.750% due 05/01/19 §	581,437	554,909
The Brickman Group Ltd LLC
(1st Lien)
4.000% due 12/18/20 §	740,506	739,515
(2nd Lien)
7.500% due 12/17/21 §	750,000	746,250

		6,783,156

Industrial - 3.7%

Apex Tool Group LLC 4.500% due 01/31/20 §	997,416	984,637
BWay Intermediate Co Inc 5.500% due 08/14/20 §	942,307	948,099
Gardner Denver Inc 4.250% due 07/30/20 §	997,429	968,504
Gates Global LLC 4.250% due 07/06/21 §	965,811	952,962
GYP Holdings III Corp (1st Lien) 4.500% due 04/01/21 §	1,223,100	1,220,042
Ply Gem Industries Inc 4.000% due 02/01/21 §	1,241,823	1,250,749
Reynolds Group Holdings Inc (New Zealand) 4.250% due 02/05/23 §	1,750,000	1,757,457
TransDigm Inc Tranche D 3.830% due 06/04/21 §	997,449	998,462

		9,080,912

Technology - 1.2%

First Data Corp 4.275% due 07/08/22 §	1,500,000	1,510,729
Infor US Inc Tranche B-5 due 06/03/20 ¥	1,496,016	1,487,200

		2,997,929

Total Senior Loan Notes (Cost $34,422,625)		34,464,730

MORTGAGE-BACKED SECURITIES - 0.1%

Collateralized Mortgage Obligations - Commercial - 0.1%

Hilton USA Trust 3.273% due 11/15/30 " § ~	226,679	226,690

Total Mortgage-Backed Securities (Cost $226,679)		226,690

ASSET-BACKED SECURITIES - 0.6%

Carlyle Global Market Strategies CLO Ltd (Cayman) 3.884% due 07/27/26 " § ~	750,000	751,929
Race Point VI CLO Ltd (Cayman) 3.935% due 05/24/23 " § ~	750,000	761,530

Total Asset-Backed Securities (Cost $1,494,375)		1,513,459

See Notes to Financial Statements	See explanation of symbols and terms, if any, on A-40

A-16

PACIFIC FUNDS

PACIFIC FUNDS STRATEGIC INCOME

Schedule of Investments (Continued)

September 30, 2016 (Unaudited)

	Shares	Value
SHORT-TERM INVESTMENT - 5.3%

Money Market Fund - 5.3%

BlackRock Liquidity Funds T-Fund Portfolio	13,128,073	$13,128,073

Total Short-Term Investment (Cost $13,128,073)		13,128,073

TOTAL INVESTMENTS - 100.8% (Cost $245,231,477)		249,584,011

OTHER ASSETS & LIABILITIES, NET - (0.8%)		(2,026,233)

NET ASSETS - 100.0%		$247,557,778

Notes to Schedule of Investments

(a) As of September 30, 2016, the Fund’s composition as a percentage of net assets was as follows:

Corporate Bonds & Notes	77.8%
Senior Loan Notes	13.9%
Short-Term Investment	5.3%
Others (each less than 3.0%)	3.8%

	100.8%
Other Assets & Liabilities, Net	(0.8%	)

	100.0%

(b)	Investments with a total aggregate value of $596,000 or 0.2% of the Fund’s net assets were in default as of September 30, 2016.

(c)	Fair Value Measurements

The following is a summary of the Fund’s investments as categorized under the three-tier hierarchy of inputs used in valuing the Fund’s assets and liabilities (See Note 3D in Notes to Financial Statements) as of September 30, 2016:

		Total Value at September 30, 2016	Level 1 Quoted Price	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Assets	Common Stocks	$4,047,186	$4,047,186	$—	$—
	Closed-End Mutual Funds	3,562,372	3,562,372	—	—
	Corporate Bonds & Notes	192,641,501	—	192,243,501	398,000
	Senior Loan Notes	34,464,730	—	34,464,730	—
	Mortgage-Backed Securities	226,690	—	226,690	—
	Asset-Backed Securities	1,513,459	—	1,513,459	—
	Short-Term Investment	13,128,073	13,128,073	—	—

	Total	$249,584,011	$20,737,631	$228,448,380	$398,000

See Notes to Financial Statements	See explanation of symbols and terms, if any, on A-40

A-17

PACIFIC FUNDS

PACIFIC FUNDSSM FLOATING RATE INCOME

Schedule of Investments

September 30, 2016 (Unaudited)

	Principal Amount	Value
CORPORATE BONDS & NOTES - 3.5%

Communications - 1.4%

Altice US Finance I Corp 5.500% due 05/15/26 ~	$1,575,000	$1,630,125
CSG Holdings LLC 6.625% due 10/15/25 ~	8,245,000	8,966,438

		10,596,563

Consumer, Cyclical - 1.2%

ClubCorp Club Operations Inc 8.250% due 12/15/23 ~	3,000,000	3,240,000
NPC International Inc 10.500% due 01/15/20	4,920,000	5,166,000

		8,406,000

Financial - 0.7%

Och-Ziff Finance Co LLC 4.500% due 11/20/19 ~	5,000,000	4,836,270

Industrial - 0.2%

Owens-Brockway Glass Container Inc 5.875% due 08/15/23 ~	127,000	136,604
Reynolds Group Issuer Inc (New Zealand) 5.750% due 10/15/20	1,545,000	1,595,213

		1,731,817

Total Corporate Bonds & Notes (Cost $25,037,297)		25,570,650

SENIOR LOAN NOTES - 95.1%

Basic Materials - 2.7%

Allnex USA Inc Tranche B-2 due 09/13/23 ¥	1,140,647	1,153,480
Emerald Performance Materials LLC (2nd Lien) 7.750% due 08/01/22 §	750,000	750,000
Huntsman International LLC Term B 4.250% due 04/01/23 §	3,980,000	4,012,338
MacDermid Inc Tranche B-3 due 06/07/20 ¥	2,250,000	2,261,653
PQ Corp Tranche B-1 5.750% due 11/04/22 §	11,147,063	11,237,632

		19,415,103

Communications - 4.8%

Altice US Finance I Corp 4.250% due 12/14/22 §	8,919,532	8,985,312
CB Poly Investments LLC (1st Lien) 6.250% due 08/16/23 §	1,750,000	1,769,687
CSC Holdings LLC 5.000% due 10/09/22 §	6,965,000	6,991,118
iHeartCommunications Inc Tranche D 7.274% due 01/30/19 §	9,495,000	7,313,124
JD Power and Associates (1st Lien) 5.250% due 09/07/23 §	2,000,000	2,019,999
Level 3 Financing Inc Tranche B 4.000% due 01/15/20 §	800,000	805,499
Uber Technologies Inc 5.000% due 07/13/23 §	7,500,000	7,514,843

		35,399,582

Consumer, Cyclical - 22.9%

24 Hour Fitness Worldwide 4.750% due 05/28/21 §	4,398,750	4,247,433
American Builders & Contractors Supply Co Inc due 09/23/23 ¥	2,563,202	2,572,014
American Tire Distributors Inc 5.250% due 09/01/21 §	7,143,680	7,065,550

	Principal Amount	Value
Beacon Roofing Supply Inc 3.500% due 10/01/22 §	$1,457,481	$1,465,680
BJ’s Wholesale Club Inc
(1st Lien)
4.500% due 09/26/19 §	4,255,482	4,266,121
(2nd Lien)
8.500% due 03/26/20 §	7,000,000	7,042,000
Boyd Gaming Corp Term B-2 3.527% due 09/15/23 §	500,000	504,000
Caesars Entertainment Resort Properties LLC Term B 7.000% due 10/11/20 §	11,309,154	11,273,813
Caesars Growth Properties Holdings LLC Term B (1st Lien) due 05/08/21 ¥	5,364,631	5,310,985
California Pizza Kitchen Inc (1st Lien) 7.000% due 08/23/22 §	4,500,000	4,485,002
CEC Entertainment Inc Term B 4.000% due 02/12/21 §	7,074,324	6,972,001
CityCenter Holdings LLC Term B 4.250% due 10/16/20 §	4,210,822	4,243,279
ClubCorp Club Operations Inc Term B 4.250% due 12/15/22 §	4,933,578	4,957,476
Dollar Tree Inc Term B-2 4.250% due 07/06/22 § ¥	7,750,000	7,820,238
Doosan Infracore International Inc Tranche B 4.500% due 05/28/21 §	5,653,217	5,723,882
Federal-Mogul Corp Tranche C 4.750% due 04/15/21 §	4,305,834	4,171,277
Jo-Ann Stores Inc Term B 4.000% due 03/16/18 §	9,487,717	9,497,603
Leslie’s Poolmart Inc Term B (1st Lien) 5.250% due 08/16/23 §	7,500,000	7,560,938
Nexeo Solutions LLC 5.250% due 06/09/23 §	8,476,250	8,550,417
NPC International Inc 4.750% due 12/28/18 §	10,911,623	10,959,362
Petco Animal Supplies Inc
Tranche B-1
5.000% due 01/26/23 §	11,940,000	12,066,039
Tranche B-2
5.002% due 01/26/23 §	469,861	474,657
Petsmart Inc Tranche B-1 4.250% due 03/11/22 §	7,391,288	7,414,386
Rite Aid Corp
Tranche 1 (2nd Lien)
5.750% due 08/21/20 §	19,583,930	19,666,555
Tranche 2 (2nd Lien)
4.875% due 06/21/21 §	500,000	501,813
Spin Holdco Inc (1st Lien) 4.250% due 11/14/19 §	397,485	395,436
UNIVAR USA 4.250% due 06/24/22 §	9,398,797	9,414,465

		168,622,422

Consumer, Non-cyclical - 19.0%

Advance Pierre Foods 4.500% due 06/02/23 §	842,308	848,713
Air Medical Group Holdings Inc
4.250% due 04/28/22 §	5,792,906	5,759,597
5.000% due 04/28/22 §	3,990,000	4,014,938
Albertson’s LLC
Term B-4
4.500% due 08/25/21 §	5,233,318	5,271,259
Term B-5
4.750% due 12/21/22 §	1,995,000	2,014,701
Term B-6
4.750% due 06/22/23 §	1,450,435	1,465,846

See Notes to Financial Statements	See explanation of symbols and terms, if any, on A-40

A-18

PACIFIC FUNDS

PACIFIC FUNDS FLOATING RATE INCOME

Schedule of Investments (Continued)

September 30, 2016 (Unaudited)

	Principal Amount	Value
Allied Universal Holdco LLC
5.500% due 07/28/22 §	$7,092,715	$7,121,533
5.536% due 07/28/22 § ¥	714,901	717,806
(1st Lien)
4.750% due 07/28/22 §	6,451,249	6,418,993
Camelot U.S. Acquisition 1 Co due 10/03/23 ¥	10,000,000	10,017,190
Candy Intermediate Holdings Inc Term B (1st Lien) 5.500% due 06/15/23 §	997,500	1,003,734
Chobani LLC due 09/30/23 ¥	1,000,000	1,002,500
CHS/Community Health Systems Inc
Term G
3.750% due 12/31/19 §	4,987,374	4,898,015
Term H
4.000% due 01/27/21 §	1,396,465	1,373,598
Iasis Healthcare LLC Term B-2 4.500% due 05/03/18 §	8,524,769	8,446,179
inVentiv Health Inc due 09/29/23 ¥	7,000,000	7,014,217
KAR Auction Services Inc Tranche B-3 4.375% due 03/09/23 §	995,000	1,009,602
Multiplan Inc 5.000% due 06/07/23 §	6,159,308	6,243,998
NBTY Inc Term B 5.000% due 05/05/23 §	10,471,250	10,527,973
Pharmaceutical Product Development Inc 4.250% due 08/18/22 §	7,413,712	7,446,147
Prime Security Services Borrower LLC
Term B (1st Lien)
4.750% due 07/01/21 §	4,476,903	4,527,828
Term B (2nd Lien)
9.750% due 07/01/22 §	3,452,885	3,515,037
Term B-1 (1st Lien)
4.750% due 05/02/22 §	8,229,375	8,323,239
Reddy Ice Corp Term B (1st Lien) 6.750% due 05/01/19 §	8,655,975	8,261,046
Revlon Consumer Products Corp Term B 4.250% due 09/07/23 §	500,000	501,965
The Brickman Group Ltd LLC (2nd Lien) 7.500% due 12/17/21 §	8,333,333	8,291,667
The Servicemaster Co LLC 4.250% due 07/01/21 §	6,827,653	6,909,797
Wex Inc Term B 4.250% due 06/30/23 §	6,733,125	6,817,289

		139,764,407

Diversified - 0.9%

Allnex & CY SCA Tranche B-3 (Luxembourg) due 09/13/23 ¥	859,353	869,020
Arnhold & Bleichroeder Holdings Inc 4.838% due 12/01/22 §	5,933,725	5,926,308

		6,795,328

Energy - 3.9%

C&J Energy Services Ltd
Term B-1
due 03/24/20 ¥	723,409	607,362
Term B-2
due 03/24/22 ¥	3,661,670	3,068,937
EP Energy LLC
9.750% due 06/30/21 § ¥	9,662,764	9,509,773
Tranche B-3
due 05/24/18 ¥	180,322	172,208
Fieldwood Energy LLC
3.875% due 10/01/18 § ¥	7,484,409	6,586,280
8.000% due 08/31/20 §	2,500,000	2,071,875

	Principal Amount	Value
Power Borrower LLC
(1st Lien)
4.250% due 05/06/20 §	$4,987,131	$4,980,897
(2nd Lien)
8.250% due 11/06/20 §	1,500,000	1,496,250

		28,493,582

Financial - 9.6%

AlixPartners LLP 4.500% due 07/15/22 §	9,652,500	9,686,689
Alliant Holdings I LLC 5.253% due 08/12/22 §	498,750	502,179
Amwins Group LLC (1st Lien) 4.750% due 09/06/19 §	7,182,356	7,234,730
DTZ US Borrower LLC (2nd Lien) 9.250% due 11/04/22 §	4,705,000	4,734,406
DTZ Worldwide Ltd 4.250% due 11/04/21 §	9,884,309	9,893,580
HUB International Ltd 4.000% due 10/02/20 §	11,811,818	11,823,819
UFC Holdings LLC (2nd Lien) 8.500% due 08/18/24 §	3,000,000	3,036,000
USI Inc 4.250% due 12/27/19 §	2,935,698	2,940,286
Vertafore Inc (1st Lien) 4.750% due 06/30/23 §	9,931,732	9,975,958
WaveDivision Holdings LLC 4.000% due 10/15/19 §	7,948,612	7,963,515
Zuffa (1st Lien) 5.000% due 08/18/23 §	3,000,000	3,024,642

		70,815,804

Industrial - 20.3%

Accudyne Industries LLC (Luxembourg) 4.000% due 12/13/19 §	3,335,863	3,127,372
Allflex Holdings III Inc (1st Lien) 4.250% due 07/17/20 §	5,941,759	5,930,619
Apex Tool Group LLC 4.500% due 01/31/20 §	5,548,750	5,477,659
Ardagh Holdings USA Inc (Ireland) 4.000% due 12/17/19 §	4,781,693	4,801,121
BWay Intermediate Co Inc 5.500% due 08/14/20 §	9,092,497	9,148,379
Camp International Holding Co
(1st Lien)
4.750% due 08/18/23 §	3,578,327	3,579,447
(2nd Lien)
8.250% due 08/18/24 §	1,363,399	1,369,364
Cortes NP Acquisition Corp due 09/30/23 ¥	9,500,000	9,310,000
Crosby US Acquisition Corp
(1st Lien)
4.000% due 11/23/20 §	3,117,554	2,631,412
(2nd Lien)
7.000% due 11/22/21 §	4,000,000	2,775,000
EWT Holdings III Corp
(1st Lien)
4.750% due 01/15/21 §	7,209,896	7,227,920
5.500% due 01/15/21 §	995,000	999,975
(2nd Lien)
8.500% due 01/15/22 §	3,250,000	3,225,625
Gardner Denver Inc 4.250% due 07/30/20 §	4,961,637	4,817,749
Gates Global LLC 4.250% due 07/06/21 §	7,907,365	7,802,166
GFL Environmental Inc due 09/27/23 ¥	2,000,000	2,003,750
GYP Holdings III Corp (1st Lien) 4.500% due 04/01/21 §	11,512,924	11,484,141
Headwaters Inc Term B-1 4.000% due 03/24/22 §	2,493,687	2,505,377

See Notes to Financial Statements	See explanation of symbols and terms, if any, on A-40

A-19

PACIFIC FUNDS

PACIFIC FUNDS FLOATING RATE INCOME

Schedule of Investments (Continued)

September 30, 2016 (Unaudited)

	Principal Amount	Value
HGIM Corp Term B due 06/18/20 ¥	$3,700,000	$2,340,250
Jeld-Wen Inc Term B-1 4.750% due 07/01/22 §	3,960,000	3,988,876
Manitowoc Foodservice Inc Term B 5.750% due 03/03/23 §	6,106,613	6,194,322
Pregis Holding I Corp (1st Lien) 4.500% due 05/20/21 §	981,041	977,769
Printpack Holdings Inc 5.000% due 07/26/23 §	500,000	505,613
Quikrete Holdings Inc (1st Lien) 4.000% due 09/28/20 §	2,500,000	2,521,615
Reynolds Group Holdings Inc 4.250% due 02/05/23 § ¥	17,296,951	17,370,653
Safway Group Holding LLC 5.750% due 08/21/23 §	8,500,000	8,570,831
SRS Distribution Inc
Tranche B-1
5.250% due 08/25/22 § ¥	9,125,956	9,200,105
(2nd Lien)
9.750% due 02/24/23 §	1,250,000	1,264,844
TransDigm Inc Tranche D 3.832% due 06/04/21 §	3,369,017	3,372,440
WireCo WorldGroup Inc (Cayman) due 09/30/24 ¥	2,000,000	2,010,000
Zekelman Industries Inc 6.000% due 06/14/21 §	2,992,500	3,041,128

		149,575,522

Technology - 9.0%

Applied Systems Inc (2nd Lien) 7.500% due 01/24/22 §	3,025,074	3,048,391
Avago Technologies Cayman Holdings Ltd Term B-3 (Singapore) 3.524% due 02/01/23 §	2,621,301	2,655,705
Cypress Semiconductor Corp 6.500% due 07/05/21 §	5,000,000	5,062,500
Datatel 4.750% due 09/30/22 §	5,927,329	5,937,210
Infor US Inc Tranche B-5 3.750% due 06/03/20 §	2,775,897	2,759,539
JDA Software Group Inc 1.000% due 09/21/23 § ¥	5,150,000	5,137,125
On Semiconductor Corp 3.776% due 03/31/23 § ¥	12,750,000	12,819,067
Press Ganey Holdings Inc
due 09/30/23 ¥	4,500,000	4,522,500
due 09/30/24 ¥	500,000	503,750
RP Crown Parent LLC (1st Lien) 6.000% due 12/21/18 § ¥	10,896,987	10,893,206
Solera LLC 5.750% due 03/03/23 §	12,630,247	12,774,307

		66,113,300

	Principal Amount	Value
Utilities - 2.0%

Texas Competitive Electric Holdings Co LLC
5.000% due 10/31/17 § ¥	$11,807,143	$11,895,696
Term C
5.000% due 10/31/17 § ¥	2,692,857	2,713,054

		14,608,750

Total Senior Loan Notes (Cost $696,429,324)		699,603,800

	Shares
SHORT-TERM INVESTMENT - 4.4%

Money Market Fund - 4.4%

BlackRock Liquidity Funds T-Fund Portfolio	32,090,096	32,090,096

Total Short-Term Investment (Cost $32,090,096)		32,090,096

TOTAL INVESTMENTS - 103.0% (Cost $753,556,717)		757,264,546

OTHER ASSETS & LIABILITIES, NET - (3.0%)		(21,736,100)

NET ASSETS - 100.0%		$735,528,446

Notes to Schedule of Investments

(a)	As of September 30, 2016, the Fund’s composition by sector as a percentage of net assets was as follows:

Consumer, Cyclical	24.1%
Industrial	20.5%
Consumer, Non-Cyclical	19.0%
Financial	10.3%
Technology	9.0%
Communications	6.2%
Energy	3.9%
Short-Term Investment	4.4%
Others (each less than 3.0%)	5.6%

	103.0%
Other Assets & Liabilities, Net	(3.0%	)

	100.0%

(b)	Pursuant to the terms of the following senior loan agreement, the Fund had an unfunded loan commitment of $685,460 or less than 0.1% of net assets as of September 30, 2016, which could be extended at the option of the borrower.

Borrower	Unfunded Loan Commitment	Value	Unrealized Appreciation (Depreciation)
Allied Universal Holdco LLC	$685,460	$695,197	$9,737

(c)	Fair Value Measurements

The following is a summary of the Fund’s investments as categorized under the three-tier hierarchy of inputs used in valuing the Fund’s assets and liabilities (See Note 3D in Notes to Financial Statements) as of September 30, 2016:

		Total Value at September 30, 2016	Level 1 Quoted Price	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Assets	Corporate Bonds & Notes	$25,570,650	$—	$25,570,650	$—
	Senior Loan Notes	699,603,800	—	693,017,520	6,586,280
	Short-Term Investment	32,090,096	32,090,096	—	—
	Unfunded Loan Commitment	9,737	—	9,737	—

	Total	$757,274,283	$32,090,096	$718,597,907	$6,586,280

See Notes to Financial Statements	See explanation of symbols and terms, if any, on A-40

A-20

PACIFIC FUNDS

PACIFIC FUNDSSM LIMITED DURATION HIGH INCOME

Schedule of Investments

September 30, 2016 (Unaudited)

	Principal Amount	Value
CORPORATE BONDS & NOTES - 47.7%

Basic Materials - 2.0%

ArcelorMittal (Luxembourg) 6.250% due 08/05/20	$250,000	$273,124
Freeport-McMoRan Inc 3.100% due 03/15/20	250,000	241,874
Hexion Inc 6.625% due 04/15/20	150,000	132,374

		647,372

Communications - 10.4%

Cablevision Systems Corp 8.625% due 09/15/17	150,000	157,780
CCO Holdings LLC 5.750% due 09/01/23	250,000	265,312
Cequel Communications Holdings I LLC 6.375% due 09/15/20 ~	400,000	413,500
Charter Communications Operating LLC 4.464% due 07/23/22 ~	250,000	270,298
Clear Channel Worldwide Holdings Inc 6.500% due 11/15/22	150,000	156,938
DISH DBS Corp 6.750% due 06/01/21	250,000	270,000
Hughes Satellite Systems Corp 7.625% due 06/15/21	400,000	428,000
Intelsat Luxembourg SA (Luxembourg) 7.750% due 06/01/21	400,000	135,000
Outfront Media Capital LLC 5.250% due 02/15/22	250,000	260,938
Sprint Communications Inc
6.000% due 11/15/22	150,000	141,188
9.000% due 11/15/18 ~	300,000	331,875
T-Mobile USA Inc
6.464% due 04/28/19	150,000	153,000
6.633% due 04/28/21	150,000	158,438
WaveDivision Escrow LLC 8.125% due 09/01/20 ~	250,000	259,688

		3,401,955

Consumer, Cyclical - 10.3%

Beacon Roofing Supply Inc 6.375% due 10/01/23	250,000	271,250
Beazer Homes USA Inc 5.750% due 06/15/19	450,000	470,250
CalAtlantic Group Inc 6.625% due 05/01/20	400,000	449,500
Cedar Fair LP 5.250% due 03/15/21	250,000	259,035
IHO Verwaltungs GmbH (Germany) 4.500% PIK due 09/15/23 ~	200,000	202,374
Landry’s Inc 9.375% due 05/01/20 ~	150,000	157,530
MGM Resorts International 6.750% due 10/01/20	250,000	281,250
NCL Corp Ltd 4.625% due 11/15/20 ~	250,000	251,250
Neiman Marcus Group Ltd LLC 8.000% due 10/15/21 ~	150,000	125,250
New Red Finance Inc (Canada) 4.625% due 01/15/22 ~	250,000	260,625
NPC International Inc 10.500% due 01/15/20	350,000	367,500
Six Flags Entertainment Corp 5.250% due 01/15/21 ~	250,000	258,188

		3,354,002

	Principal Amount	Value
Consumer, Non-cyclical - 6.8%

CHS/Community Health Systems Inc 7.125% due 07/15/20	$350,000	$327,075
HCA Inc 5.250% due 04/15/25	400,000	427,500
Herc Rentals Inc 7.500% due 06/01/22 ~	250,000	259,375
Modular Space Corp 10.250% due 01/31/19 Ω ~	300,000	127,500
Tenet Healthcare Corp 5.000% due 03/01/19	250,000	246,875
The ADT Corp 6.250% due 10/15/21	300,000	327,750
United Rentals North America Inc 5.750% due 11/15/24	350,000	364,875
Valeant Pharmaceuticals International Inc 5.625% due 12/01/21 ~	150,000	134,625

		2,215,575

Energy - 2.4%

Regency Energy Partners LP 6.500% due 07/15/21	150,000	155,230
Sabine Pass LNG LP 6.500% due 11/01/20	350,000	362,469
Sunoco LP 5.500% due 08/01/20 ~	250,000	252,188

		769,887

Financial - 1.7%

Ally Financial Inc 4.250% due 04/15/21	350,000	357,438
Jefferies Finance LLC 7.375% due 04/01/20 ~	200,000	196,000

		553,438

Industrial - 10.8%

ARD Finance SA (Luxembourg) 7.125% PIK due 09/15/23 ~	200,000	199,500
Ardagh Packaging Finance PLC (Ireland) 6.250% due 01/31/19 ~	200,000	205,250
Berry Plastics Corp 5.125% due 07/15/23	400,000	408,750
BWAY Holding Co 9.125% due 08/15/21 ~	200,000	210,000
Coveris Holdings SA (Luxembourg) 7.875% due 11/01/19 ~	250,000	256,875
Louisiana-Pacific Corp 4.875% due 09/15/24 ~	175,000	175,438
Novelis Corp 5.875% due 09/30/26 ~	350,000	359,188
Owens-Brockway Glass Container Inc 5.875% due 08/15/23 ~	250,000	268,906
Reynolds Group Issuer Inc (New Zealand) 5.750% due 10/15/20	400,000	413,000
Sealed Air Corp 4.875% due 12/01/22 ~	500,000	526,875
TransDigm Inc 5.500% due 10/15/20	250,000	257,656
Wise Metals Group LLC 8.750% due 12/15/18 ~	250,000	256,250

		3,537,688

Technology - 2.6%

Blackboard Inc 7.750% due 11/15/19 ~	200,000	200,000
NXP BV (Netherlands)
4.625% due 06/01/23 ~	200,000	219,250
5.750% due 02/15/21 ~	150,000	157,125
Quintiles IMS Inc 4.875% due 05/15/23 ~	250,000	258,125

		834,500

See Notes to Financial Statements	See explanation of symbols and terms, if any, on A-40

A-21

PACIFIC FUNDS

PACIFIC FUNDS LIMITED DURATION HIGH INCOME

Schedule of Investments (Continued)

September 30, 2016 (Unaudited)

	Principal Amount	Value
Utilities - 0.7%

Dynegy Inc 6.750% due 11/01/19	$150,000	$154,500
NRG Energy Inc 7.625% due 01/15/18	67,000	71,690

		226,190

Total Corporate Bonds & Notes (Cost $15,756,903)		15,540,607

SENIOR LOAN NOTES - 46.3%

Communications - 1.4%

Zayo Group LLC 3.750% due 05/06/21 §	450,675	453,049

Consumer, Cyclical - 14.3%

BJ’s Wholesale Club Inc (2nd Lien) 8.500% due 03/26/20 §	248,809	250,302
Caesars Entertainment Resort Properties LLC Term B 7.000% due 10/11/20 §	243,125	242,365
CEC Entertainment Inc Term B 4.000% due 02/12/21 §	487,500	480,449
ClubCorp Club Operations Inc Term B 4.000% due 12/15/22 §	374,521	376,335
New Red Finance Inc Term B-2 (Canada) 3.750% due 12/10/21 §	374,712	377,559
Nexeo Solutions LLC 5.250% due 06/09/23 §	249,375	251,557
Petco Animal Supplies Inc
Tranche B-1 5.000% due 01/26/23 §	663,333	670,335
Tranche B-2 5.002% due 01/26/23 §	82,917	83,763
Petsmart Inc Tranche B-1 4.250% due 03/11/22 §	740,625	742,939
Rite Aid Corp Tranche 1 (2nd Lien) 5.750% due 08/21/20 §	750,000	753,164
The Neiman Marcus Group Inc 4.250% due 10/25/20 §	486,281	450,765

		4,679,533

Consumer, Non-cyclical - 10.5%

Albertson’s LLC
Term B-4
4.500% due 08/25/21 §	424,662	427,741
Term B-6
4.750% due 06/22/23 §	173,239	175,079
CHS/Community Health Systems Inc
Term G
3.750% due 12/31/19 §	34,337	33,722
Term H
4.000% due 01/27/21 §	63,179	62,144
Multiplan Inc 5.000% due 06/07/23 §	382,709	387,971
NBTY Inc Term B 5.000% due 05/05/23 §	249,375	250,726
Pharmaceutical Product Development Inc 4.250% due 08/18/22 §	592,500	595,092
Reddy Ice Corp Term B (1st Lien) 6.753% due 05/01/19 §	485,541	463,389
The Brickman Group Ltd LLC (2nd Lien) 7.500% due 12/17/21 §	300,000	298,500
US Foods Inc 4.000% due 06/27/23 §	741,267	747,489

		3,441,853

	Principal Amount	Value
Financial - 7.4%

AlixPartners LLP 4.500% due 07/15/22 §	$396,992	$398,399
Amwins Group LLC (1st Lien) 4.750% due 09/06/19 §	734,190	739,543
HUB International Ltd 4.000% due 10/02/20 §	242,531	242,778
USI Inc 4.250% due 12/27/19 §	291,000	291,455
Vertafore Inc (1st Lien) 4.750% due 06/30/23 §	500,000	502,227
WaveDivision Holdings LLC 4.000% due 10/15/19 §	243,060	243,516

		2,417,918

Industrial - 8.2%

Accudyne Industries LLC (Luxembourg) 4.000% due 12/13/19 §	337,434	316,344
Crosby US Acquisition Corp (1st Lien) 4.000% due 11/23/20 §	487,469	411,454
EWT Holdings III Corp (1st Lien) 4.750% due 01/15/21 §	291,750	292,479
Gates Global LLC 4.250% due 07/06/21 §	238,397	235,225
Ply Gem Industries Inc 4.000% due 02/01/21 §	417,733	420,735
Quikrete Holdings Inc (1st Lien) 4.000% due 09/28/20 §	252,407	254,590
Rexnord LLC Term B 4.000% due 08/21/20 §	230,946	231,331
Waste Industries USA Inc Term B 3.500% due 02/27/20 §	496,222	499,013

		2,661,171

Technology - 4.5%

Applied Systems Inc (1st Lien) 4.000% due 01/25/21 §	333,947	335,025
Avago Technologies Cayman Ltd Term B-3 (Singapore) 3.524% due 02/01/23 §	404,832	410,145
First Data Corp 4.275% due 07/08/22 §	500,000	503,577
Micro Holding LP Term B 3.750% due 01/15/23 §	205,794	208,023

		1,456,770

Total Senior Loan Notes (Cost $15,204,437)		15,110,294

	Shares

SHORT-TERM INVESTMENT - 5.0%

Money Market Fund - 5.0%

BlackRock Liquidity Funds T-Fund Portfolio	1,619,389	1,619,389

Total Short-Term Investment (Cost $1,619,389)		1,619,389

TOTAL INVESTMENTS - 99.0% (Cost $32,580,729)		32,270,290

OTHER ASSETS & LIABILITIES, NET - 1.0%		322,720

NET ASSETS - 100.0%		$32,593,010

See Notes to Financial Statements	See explanation of symbols and terms, if any, on A-40

A-22

PACIFIC FUNDS

PACIFIC FUNDS LIMITED DURATION HIGH INCOME

Schedule of Investments (Continued)

September 30, 2016 (Unaudited)

Notes to Schedule of Investments

(a)	As of September 30, 2016, the Fund’s composition by sector as a percentage of net assets was as follows:

Consumer, Cyclical	24.6%
Industrial	19.0%
Consumer, Non-cyclical	17.3%
Communications	11.8%
Financial	9.1%
Technology	7.1%
Short-Term Investment	5.0%
Others (each less than 3.0%)	5.1%

99.0%
Other Assets & Liabilities, Net	1.0%

100.0%

(b)	An investment with a value of $127,500 or 0.4% of the Fund’s net assets was in default as of September 30, 2016.

(c)	Fair Value Measurements

The following is a summary of the Fund’s investments as categorized under the three-tier hierarchy of inputs used in valuing the Fund’s assets and liabilities (See Note 3D in Notes to Financial Statements) as of September 30, 2016:

		Total Value at September 30, 2016	Level 1 Quoted Price	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Assets	Corporate Bonds & Notes	$15,540,607	$—	$15,540,607	$—
	Senior Loan Notes	15,110,294	—	15,110,294	—
	Short-Term Investment	1,619,389	1,619,389	—	—

	Total	$32,270,290	$1,619,389	$30,650,901	$—

See Notes to Financial Statements	See explanation of symbols and terms, if any, on A-40

A-23

PACIFIC FUNDS

PACIFIC FUNDSSM HIGH INCOME

Schedule of Investments

September 30, 2016 (Unaudited)

	Shares	Value
COMMON STOCKS - 1.0%

Consumer, Cyclical - 0.3%

Las Vegas Sands Corp	1,315	$75,665

Energy - 0.3%

Sunoco LP	3,600	104,436

Financial - 0.4%

Bank of America Corp	7,145	111,819

Total Common Stocks (Cost $312,767)		291,920

CLOSED-END MUTUAL FUNDS - 1.3%

Eaton Vance Senior Income Trust *	17,808	114,684
First Trust Senior Floating Rate Income Fund II *	8,132	111,164
Invesco Senior Income Trust *	14,023	60,720
Voya Prime Rate Trust *	20,481	108,140

Total Closed-End Mutual Funds (Cost $385,471)		394,708

	Principal Amount
CORPORATE BONDS & NOTES - 81.5%

Basic Materials - 4.7%

AK Steel Corp 7.625% due 05/15/20	$250,000	245,000
ArcelorMittal (Luxembourg) 8.000% due 10/15/39	175,000	189,874
Blue Cube Spinco Inc 9.750% due 10/15/23 ~	125,000	147,500
Freeport-McMoRan Inc 3.550% due 03/01/22	150,000	137,249
Glencore Funding LLC (Switzerland) 4.125% due 05/30/23 ~	325,000	323,840
Hexion Inc 6.625% due 04/15/20	75,000	66,188
Teck Resources Ltd (Canada) 3.750% due 02/01/23	200,000	184,000
Tronox Finance LLC 6.375% due 08/15/20	103,000	95,532

		1,389,183

Communications - 12.6%

Altice Financing SA 7.500% due 05/15/26 ~	125,000	130,468
CCO Holdings LLC 5.375% due 05/01/25 ~	425,000	446,780
Clear Channel Worldwide Holdings Inc
6.500% due 11/15/22	124,000	129,734
7.625% due 03/15/20	100,000	99,624
CSC Holdings LLC 6.625% due 10/15/25 ~	300,000	326,250
DISH DBS Corp
5.125% due 05/01/20	50,000	52,000
7.750% due 07/01/26 ~	125,000	133,125
Frontier Communications Corp 10.500% due 09/15/22	75,000	79,780
iHeartCommunications Inc 11.250% due 03/01/21	25,000	19,437

	Principal Amount	Value
Intelsat Jackson Holdings SA (Luxembourg)
7.250% due 10/15/20	$100,000	$78,000
8.000% due 02/15/24 ~	75,000	75,562
Intelsat Luxembourg SA (Luxembourg) 7.750% due 06/01/21	100,000	33,750
Lamar Media Corp 5.750% due 02/01/26	175,000	189,218
Level 3 Financing Inc 5.250% due 03/15/26 ~	175,000	181,124
Outfront Media Capital LLC 5.875% due 03/15/25	225,000	237,094
SFR Group SA (France) 7.375% due 05/01/26 ~	200,000	204,688
Sprint Corp
7.250% due 09/15/21	250,000	252,500
7.625% due 02/15/25	250,000	248,750
T-Mobile USA Inc
6.000% due 04/15/24	100,000	107,250
6.375% due 03/01/25	100,000	109,000
6.625% due 04/01/23	275,000	296,313
Virgin Media Secured Finance PLC (United Kingdom) 5.500% due 08/15/26 ~	250,000	255,625

		3,686,072

Consumer, Cyclical - 13.5%

99 Cents Only Stores LLC 11.000% due 12/15/19	200,000	116,000
American Airlines Pass-Through Trust ‘B’ 5.250% due 07/15/25	174,440	183,162
American Builders & Contractors Supply Co Inc 5.750% due 12/15/23 ~	150,000	156,375
Beazer Homes USA Inc
5.750% due 06/15/19	75,000	78,375
7.250% due 02/01/23	100,000	100,000
7.500% due 09/15/21	25,000	25,375
Caesars Entertainment Resort Properties LLC
8.000% due 10/01/20	275,000	285,656
11.000% due 10/01/21	75,000	81,094
CalAtlantic Group Inc
5.375% due 10/01/22	100,000	104,750
6.625% due 05/01/20	75,000	84,281
Carrols Restaurant Group Inc 8.000% due 05/01/22	125,000	135,781
CEC Entertainment Inc 8.000% due 02/15/22	250,000	250,313
ClubCorp Club Operations Inc 8.250% due 12/15/23 ~	175,000	189,000
Dollar Tree Inc 5.750% due 03/01/23	150,000	162,188
IHO Verwaltungs GmbH (Germany) 4.750% PIK due 09/15/26 ~	200,000	201,500
Jaguar Land Rover Automotive PLC (United Kingdom) 5.625% due 02/01/23 ~	200,000	210,250
Landry’s Holdings II Inc 10.250% due 01/01/18 ~	250,000	255,925
Landry’s Inc 6.750% due 10/15/24 ~	75,000	76,500
Lennar Corp
4.750% due 05/30/25	100,000	102,500
4.875% due 12/15/23	200,000	206,000
Neiman Marcus Group Ltd LLC 8.750% PIK due 10/15/21 ~	100,000	79,500
Party City Holdings Inc 6.125% due 08/15/23 ~	125,000	133,906
PetSmart Inc 7.125% due 03/15/23 ~	180,000	189,450
The Men’s Wearhouse Inc 7.000% due 07/01/22	75,000	70,500

See Notes to Financial Statements	See explanation of symbols and terms, if any, on A-40

A-24

PACIFIC FUNDS

PACIFIC FUNDS HIGH INCOME

Schedule of Investments (Continued)

September 30, 2016 (Unaudited)

	Principal Amount	Value
United Airlines Pass-Through Trust ‘B’ 4.750% due 10/11/23	$67,982	$68,748
US Airways Pass-Through Trust ‘B’ 5.375% due 05/15/23	203,998	210,373
Virgin Australia Trust ‘B’ (Australia) 6.000% due 04/23/22 ~	27,800	28,252
ZF North America Capital Inc (Germany) 4.500% due 04/29/22 ~	150,000	159,188

		3,944,942

Consumer, Non-cyclical - 13.9%

Ahern Rentals Inc 7.375% due 05/15/23 ~	550,000	358,875
Albertson’s LLC
5.750% due 03/15/25 ~	75,000	75,000
6.625% due 06/15/24 ~	25,000	26,063
CHS/Community Health Systems Inc
6.875% due 02/01/22	150,000	129,750
8.000% due 11/15/19	75,000	73,875
DPx Holdings BV 7.500% due 02/01/22 ~	200,000	212,250
HCA Inc 5.250% due 04/15/25	400,000	427,500
Herc Rentals Inc 7.500% due 06/01/22 ~	175,000	181,563
IHS Markit Ltd 5.000% due 11/01/22 ~	175,000	186,043
Jaguar Holding Co II 6.375% due 08/01/23 ~	175,000	182,438
JBS Investments GmbH (Brazil) 7.750% due 10/28/20 ~	200,000	210,000
JBS USA LLC (Brazil) 7.250% due 06/01/21 ~	50,000	51,625
MEDNAX Inc 5.250% due 12/01/23 ~	200,000	210,750
Modular Space Corp 10.250% due 01/31/19 Ω ~	100,000	42,500
Mustang Merger Corp 8.500% due 08/15/21 ~	100,000	106,875
Post Holdings Inc 7.750% due 03/15/24 ~	125,000	140,625
Prime Security Services Borrower LLC 9.250% due 05/15/23 ~	50,000	54,625
Tenet Healthcare Corp
5.000% due 03/01/19 ~	75,000	74,063
6.750% due 06/15/23 ~	250,000	233,125
The ADT Corp 6.250% due 10/15/21	300,000	327,750
TMS International Corp 7.625% due 10/15/21 ~	125,000	107,500
United Rentals North America Inc
4.625% due 07/15/23	75,000	77,156
5.500% due 07/15/25	50,000	51,438
Universal Health Services Inc 5.000% due 06/01/26 ~	200,000	208,750
Valeant Pharmaceuticals International Inc
5.500% due 03/01/23 ~	75,000	64,500
7.500% due 07/15/21 ~	250,000	242,813

		4,057,452

Energy - 11.7%

Antero Midstream Partners LP 5.375% due 09/15/24 ~	75,000	76,125
Callon Petroleum Co 6.125% due 10/01/24 ~	125,000	129,688
Concho Resources Inc
5.500% due 10/01/22	125,000	130,313
5.500% due 04/01/23	125,000	129,531
Energy Transfer Equity LP 5.875% due 01/15/24	100,000	104,250

	Principal Amount	Value
EP Energy LLC 7.750% due 09/01/22	$225,000	$135,000
Freeport-McMoran Oil & Gas LLC 6.875% due 02/15/23	125,000	129,063
Halcon Resources Corp 12.000% due 02/15/22 Ω ~	77,000	77,385
MEG Energy Corp (Canada) 6.500% due 03/15/21 ~	175,000	143,719
Newfield Exploration Co 5.375% due 01/01/26	100,000	100,750
PDC Energy Inc 6.125% due 09/15/24 ~	150,000	156,375
QEP Resources Inc 6.875% due 03/01/21	150,000	157,500
Range Resources Corp 5.875% due 07/01/22 ~	310,000	314,650
Rice Energy Inc 7.250% due 05/01/23	100,000	107,500
Rose Rock Midstream LP 5.625% due 11/15/23	100,000	91,500
RSP Permian Inc 6.625% due 10/01/22	100,000	105,250
Sabine Pass Liquefaction LLC
5.625% due 02/01/21	100,000	106,875
5.625% due 03/01/25	300,000	323,625
Sanchez Energy Corp 7.750% due 06/15/21	100,000	88,500
Summit Midstream Holdings LLC 5.500% due 08/15/22	150,000	143,625
Sunoco Finance Corp 5.500% due 08/01/20 ~	75,000	75,656
Targa Resources Partners LP
5.125% due 02/01/25 ~	100,000	100,375
5.375% due 02/01/27 ~	50,000	50,438
6.625% due 10/01/20	100,000	103,500
6.750% due 03/15/24	50,000	53,750
Whiting Petroleum Corp 6.250% due 04/01/23	150,000	138,000
WPX Energy Inc 6.000% due 01/15/22	150,000	148,875

		3,421,818

Financial - 6.0%

AAF Holdings LLC 12.000% PIK due 07/01/19 ~	63,371	65,272
Ally Financial Inc 5.750% due 11/20/25	400,000	420,000
Double Eagle Acquisition Sub Inc 7.500% due 10/01/24 ~	25,000	25,531
Equinix Inc REIT
4.875% due 04/01/20	175,000	182,219
5.375% due 04/01/23	25,000	26,344
Jefferies Finance LLC 7.375% due 04/01/20 ~	375,000	367,500
MGM Growth Properties Operating Partnership LP 5.625% due 05/01/24 ~	175,000	190,260
Ocwen Financial Corp 6.625% due 05/15/19	100,000	89,913
Springleaf Finance Corp 8.250% due 12/15/20	175,000	192,500
The Howard Hughes Corp 6.875% due 10/01/21 ~	175,000	184,844

		1,744,383

Industrial - 11.1%

Accudyne Industries LLC (Luxembourg) 7.750% due 12/15/20 ~	100,000	79,750
Allegion PLC 5.875% due 09/15/23	125,000	135,313
Allegion US Holding Co Inc 5.750% due 10/01/21	100,000	104,625

See Notes to Financial Statements	See explanation of symbols and terms, if any, on A-40

A-25

PACIFIC FUNDS

PACIFIC FUNDS HIGH INCOME

Schedule of Investments (Continued)

September 30, 2016 (Unaudited)

	Principal Amount	Value
Apex Tool Group LLC 7.000% due 02/01/21 ~	$50,000	$48,063
ARD Finance SA (Luxembourg) 7.125% PIK due 09/15/23 ~	200,000	199,500
Ardagh Packaging Finance PLC (Ireland) 7.000% due 11/15/20 ~	61,765	64,081
BWAY Holding Co 9.125% due 08/15/21 ~	225,000	236,250
Cloud Crane LLC 10.125% due 08/01/24 ~	50,000	52,000
Cortes NP Acquisition Corp 9.250% due 10/15/24 ~	50,000	50,000
Coveris Holdings SA (Luxembourg) 7.875% due 11/01/19 ~	141,000	144,878
CPG Merger Sub LLC 8.000% due 10/01/21 ~	125,000	128,125
Louisiana-Pacific Corp 4.875% due 09/15/24 ~	250,000	250,625
Manitowoc Foodservice Inc 9.500% due 02/15/24	165,000	188,925
Masco Corp
4.450% due 04/01/25	75,000	80,063
7.750% due 08/01/29	75,000	89,813
Novelis Corp 5.875% due 09/30/26 ~	75,000	76,969
6.250% due 08/15/24 ~	175,000	186,375
Reynolds Group Issuer Inc (New Zealand)
5.125% due 07/15/23 ~	175,000	180,906
7.000% due 07/15/24 ~	25,000	26,859
Sealed Air Corp
5.125% due 12/01/24 ~	25,000	26,531
5.500% due 09/15/25 ~	75,000	80,625
TransDigm Inc 5.500% due 10/15/20	125,000	128,828
6.500% due 07/15/24	175,000	185,063
US Concrete Inc 6.375% due 06/01/24	125,000	130,000
Wise Metals Group LLC 8.750% due 12/15/18 ~	75,000	76,875
Wise Metals Intermediate Holdings LLC 9.750% PIK due 06/15/19 ~	165,687	159,888
Zekelman Industries Inc 9.875% due 06/15/23 ~	125,000	132,188

		3,243,118

Technology - 5.6%

Blackboard Inc 7.750% due 11/15/19 ~	125,000	125,000
Diamond 1 Finance Corp 5.875% due 06/15/21 ~	125,000	132,866
First Data Corp
5.000% due 01/15/24 ~	125,000	127,344
5.750% due 01/15/24 ~	100,000	103,125
Infor Software Parent LLC 7.125% PIK due 05/01/21 ~	175,000	170,625
Microsemi Corp 9.125% due 04/15/23 ~	150,000	171,750
NXP BV (Netherlands) 3.875% due 09/01/22 ~	300,000	315,000
Quintiles IMS Inc 4.875% due 05/15/23 ~	250,000	258,125
Sensata Technologies BV 5.625% due 11/01/24 ~	225,000	238,500

		1,642,335

	Principal Amount	Value
Utilities - 2.4%

Calpine Corp
5.875% due 01/15/24 ~	$200,000	$212,250
6.000% due 01/15/22 ~	100,000	104,813
Dynegy Inc 7.625% due 11/01/24	100,000	98,700
GenOn Energy Inc 9.875% due 10/15/20	50,000	37,500
NRG Energy Inc 7.250% due 05/15/26 ~	125,000	127,813
Talen Energy Supply LLC 6.500% due 06/01/25	150,000	121,125

		702,201

Total Corporate Bonds & Notes (Cost $23,817,141)		23,831,504

	Shares
SHORT-TERM INVESTMENT - 16.0%

Money Market Fund - 16.0%

BlackRock Liquidity Funds T-Fund Portfolio	4,671,365	4,671,365

Total Short-Term Investment (Cost $4,671,365)		4,671,365

TOTAL INVESTMENTS - 99.8% (Cost $29,186,744)		29,189,497

OTHER ASSETS & LIABILITIES, NET - 0.2%		53,768

NET ASSETS - 100.0%		$29,243,265

Notes to Schedule of Investments

(a)	As of September 30, 2016, the Fund’s composition by sector as a percentage of net assets was as follows:

Short-Term Investment	16.0%
Consumer, Non-cyclical	13.9%
Consumer, Cyclical	13.8%
Communications	12.6%
Energy	12.0%
Industrial	11.1%
Financial	6.4%
Technology	5.6%
Basic Materials	4.7%
Others (each less than 3.0%)	3.7%

99.8%
Other Assets & Liabilities, Net	0.2%

100.0%

(b)	Investments with a total aggregate value of $119,885 or 0.4% of the Fund’s net assets were in default as of September 30, 2016.

See Notes to Financial Statements	See explanation of symbols and terms, if any, on A-40

A-26

PACIFIC FUNDS

PACIFIC FUNDS HIGH INCOME

Schedule of Investments (Continued)

September 30, 2016 (Unaudited)

(c)	Swap agreements outstanding as of September 30, 2016 were as follows:

Total Return Swaps

Receive Total Return	Pay	Counter- party	Expiration Date	Notional Amount	Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)
iBoxx Liquid High Yield Index	3-Month USD-LIBOR	JPM	12/20/16	$1,000,000	$23,174	$—	$23,174
iBoxx Liquid High Yield Index	3-Month USD-LIBOR	JPM	03/20/17	2,000,000	84,807	—	84,807

Total					$107,981	$—	$107,981

(d)	Fair Value Measurements

The following is a summary of the Fund’s investments as categorized under the three-tier hierarchy of inputs used in valuing the Fund’s assets and liabilities (See Note 3D in Notes to Financial Statements) as of September 30, 2016:

		Total Value at September 30, 2016	Level 1 Quoted Price	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Assets	Common Stocks	$291,920	$291,920	$—	$—
	Closed-End Mutual Funds	394,708	394,708	—	—
	Corporate Bonds & Notes	23,831,504	—	23,831,504
	Short-Term Investment	4,671,365	4,671,365	—	—
	Derivatives:
	Interest Rate Contracts
	Swaps	107,981	—	107,981	—

		$29,297,478	$5,357,993	$23,939,485	$—

See Notes to Financial Statements	See explanation of symbols and terms, if any, on A-40

A-27

PACIFIC FUNDS

PACIFIC FUNDSSM LARGE-CAP

Schedule of Investments

September 30, 2016 (Unaudited)

	Shares	Value
COMMON STOCKS - 97.6%

Basic Materials - 2.6%

International Paper Co	1,779	$85,356
The Dow Chemical Co	2,144	111,124

		196,480

Communications - 16.3%

Alphabet Inc ‘A’ *	174	139,907
Alphabet Inc ‘C’ *	174	135,249
Amazon.com Inc *	156	130,620
AT&T Inc	4,443	180,430
CBS Corp ‘B’	1,641	89,828
Cisco Systems Inc	3,999	126,848
Comcast Corp ‘A’	2,277	151,056
The Walt Disney Co	1,133	105,210
Verizon Communications Inc	3,893	202,358

		1,261,506

Consumer, Cyclical - 9.1%

Delta Air Lines Inc	2,044	80,452
Lear Corp	679	82,308
McDonald’s Corp	963	111,092
Michael Kors Holdings Ltd *	1,682	78,701
PulteGroup Inc	5,146	103,126
Skechers U.S.A. Inc ‘A’ *	2,435	55,762
The Goodyear Tire & Rubber Co	2,233	72,126
The Home Depot Inc	941	121,088

		704,655

Consumer, Non-cyclical - 25.5%

Abbott Laboratories	2,342	99,043
Amgen Inc	652	108,760
Biogen Inc *	278	87,022
Danaher Corp	1,182	92,657
Gilead Sciences Inc	1,508	119,313
Ingredion Inc	786	104,585
Johnson & Johnson	639	75,485
Medtronic PLC	1,325	114,480
Merck & Co Inc	1,784	111,339
Mylan NV *	1,825	69,569
PepsiCo Inc	1,378	149,885
Pfizer Inc	5,340	180,866
Post Holdings Inc *	1,163	89,749
Quanta Services Inc *	3,080	86,209
The Kroger Co	2,803	83,193
The Procter & Gamble Co	1,108	99,443
Tyson Foods Inc ‘A’	1,222	91,247
UnitedHealth Group Inc	955	133,700
Whole Foods Market Inc	2,503	70,960

		1,967,505

Energy - 8.1%

Antero Resources Corp *	3,014	81,227
Chevron Corp	830	85,424
ConocoPhillips	1,672	72,682
Exxon Mobil Corp	2,538	221,517
Occidental Petroleum Corp	1,301	94,869
Valero Energy Corp	1,331	70,543

		626,262

Financial - 12.9%

American Express Co	898	57,508
Ameriprise Financial Inc	846	84,405
Bank of America Corp	7,255	113,541
Boston Properties Inc REIT	686	93,495
Chubb Ltd	601	75,516
Citigroup Inc	2,589	122,278
JPMorgan Chase & Co	2,504	166,741

	Shares	Value
MetLife Inc	2,417	$107,387
State Street Corp	1,318	91,772
SunTrust Banks Inc	1,998	87,512

		1,000,155

Industrial - 6.7%

Fluor Corp	1,524	78,212
General Electric Co	1,289	38,180
Northrop Grumman Corp	495	105,905
Parker-Hannifin Corp	693	86,992
Stanley Black & Decker Inc	686	84,364
Waste Management Inc	1,960	124,970

		518,623

Technology - 15.1%

Accenture PLC ‘A’	334	40,805
Apple Inc	2,887	326,375
Cadence Design Systems Inc *	3,020	77,101
Hewlett Packard Enterprise Co	4,747	107,994
Intel Corp	4,572	172,593
Microsoft Corp	4,018	231,437
Oracle Corp	2,680	105,270
QUALCOMM Inc	1,569	107,477

		1,169,052

Utilities - 1.3%

American Electric Power Co Inc	946	60,743
Public Service Enterprise Group Inc	996	41,703

		102,446

Total Common Stocks (Cost $7,121,995)		7,546,684

SHORT-TERM INVESTMENT - 2.1%

Money Market Fund - 2.1%

BlackRock Liquidity Funds T-Fund Portfolio	159,768	159,768

Total Short-Term Investment (Cost $159,768)		159,768

TOTAL INVESTMENTS - 99.7% (Cost $7,281,763)		7,706,452

OTHER ASSETS & LIABILITIES, NET - 0.3%		22,561

NET ASSETS - 100.0%		$7,729,013

Notes to Schedule of Investments

(a)	As of September 30, 2016, the Fund’s composition by sector as a percentage of net assets was as follows:

Consumer, Non-cyclical	25.5%
Communications	16.3%
Technology	15.1%
Financial	12.9%
Consumer, Cyclical	9.1%
Energy	8.1%
Industrial	6.7%
Others (each less than 3.0%)	6.0%

99.7%
Other Assets & Liabilities, Net	0.3%

100.0%

See Notes to Financial Statements	See explanation of symbols and terms, if any, on A-40

A-28

PACIFIC FUNDS

PACIFIC FUNDS LARGE-CAP

Schedule of Investments (Continued)

September 30, 2016 (Unaudited)

(b)	Fair Value Measurements

The following is a summary of the Fund’s investments as categorized under the three-tier hierarchy of inputs used in valuing the Fund’s assets and liabilities (See Note 3D in Notes to Financial Statements) as of September 30, 2016:

		Total Value at September 30, 2016	Level 1 Quoted Price	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Assets	Common Stocks	$7,546,684	$7,546,684	$—	$—
	Short-Term Investment	159,768	159,768	—	—

	Total	$7,706,452	$7,706,452	$—	$—

See Notes to Financial Statements	See explanation of symbols and terms, if any, on A-40

A-29

PACIFIC FUNDS

PACIFIC FUNDSSM LARGE-CAP VALUE

Schedule of Investments

September 30, 2016 (Unaudited)

	Shares	Value
COMMON STOCKS - 97.1%

Basic Materials - 4.0%

International Paper Co	7,065	$338,979
LyondellBasell Industries NV ‘A’	4,139	333,852
The Dow Chemical Co	8,711	451,491

		1,124,322

Communications - 11.2%

AT&T Inc	23,811	966,965
CBS Corp ‘B’	5,638	308,624
Cisco Systems Inc	19,462	617,335
Comcast Corp ‘A’	4,893	324,602
Time Warner Inc	3,506	279,113
Verizon Communications Inc	12,608	655,364

		3,152,003

Consumer, Cyclical - 5.6%

Delta Air Lines Inc	8,273	325,625
Lear Corp	2,409	292,019
PulteGroup Inc	18,581	372,363
Skechers U.S.A. Inc ‘A’ *	10,820	247,778
The Home Depot Inc	2,539	326,719

		1,564,504

Consumer, Non-cyclical - 18.6%

Amgen Inc	1,580	263,560
Becton Dickinson and Co	2,128	382,465
Cardinal Health Inc	2,569	199,611
Danaher Corp	3,451	270,524
Gilead Sciences Inc	3,482	275,496
Johnson & Johnson	3,562	420,779
Merck & Co Inc	7,672	478,809
PepsiCo Inc	4,389	477,391
Pfizer Inc	28,038	949,647
The Kroger Co	8,370	248,422
The Procter & Gamble Co	6,390	573,502
Tyson Foods Inc ‘A’	5,798	432,937
UnitedHealth Group Inc	2,002	280,280

		5,253,423

Energy - 13.2%

Antero Resources Corp *	12,244	329,976
Chevron Corp	6,585	677,728
ConocoPhillips	14,112	613,449
EOG Resources Inc	6,729	650,762
Exxon Mobil Corp	14,453	1,261,458
Valero Energy Corp	3,477	184,281

		3,717,654

Financial - 23.8%

American Express Co	4,273	273,643
American International Group Inc	5,899	350,047
Ameriprise Financial Inc	2,949	294,222
Bank of America Corp	46,956	734,861
Berkshire Hathaway Inc ‘B’ *	1,190	171,919
Boston Properties Inc REIT	2,231	304,063
Chubb Ltd	3,976	499,584
Discover Financial Services	6,710	379,451
Equity LifeStyle Properties Inc REIT	3,716	286,801
JPMorgan Chase & Co	13,620	906,956
M&T Bank Corp	2,550	296,055
MetLife Inc	6,945	308,566
Public Storage REIT	887	197,925
State Street Corp	4,916	342,301
SunTrust Banks Inc	10,408	455,870
The Allstate Corp	5,530	382,565
Wells Fargo & Co	11,964	529,766

		6,714,595

	Shares	Value
Industrial - 7.8%

Fluor Corp	7,067	$362,678
General Electric Co	13,217	391,488
Northrop Grumman Corp	2,421	517,973
Raytheon Co	1,575	214,405
Stanley Black & Decker Inc	2,293	281,993
Waste Management Inc	6,583	419,732

		2,188,269

Technology - 7.2%

Amdocs Ltd	5,607	324,365
Apple Inc	1,828	206,655
Hewlett Packard Enterprise Co	15,270	347,393
Intel Corp	17,976	678,594
Microsoft Corp	3,994	230,054
QUALCOMM Inc	3,662	250,847

		2,037,908

Utilities - 5.7%

American Electric Power Co Inc	8,224	528,063
DTE Energy Co	3,872	362,690
Edison International	6,348	458,643
Public Service Enterprise Group Inc	6,191	259,217

		1,608,613

Total Common Stocks (Cost $26,068,137)		27,361,291

SHORT-TERM INVESTMENT - 1.9%

Money Market Fund - 1.9%

BlackRock Liquidity Funds T-Fund Portfolio	515,191	515,191

Total Short-Term Investment (Cost $515,191)		515,191

TOTAL INVESTMENTS - 99.0% (Cost $26,583,328)		27,876,482

OTHER ASSETS & LIABILITIES, NET - 1.0%		295,317

NET ASSETS - 100.0%		$28,171,799

Notes to Schedule of Investments

(a)	As of September 30, 2016, the Fund’s composition by sector as a percentage of net assets was as follows:

Financial	23.8%
Consumer, Non-cyclical	18.6%
Energy	13.2%
Communications	11.2%
Industrial	7.8%
Technology	7.2%
Utilities	5.7%
Consumer, Cyclical	5.6%
Basic Materials	4.0%
Others (each less than 3.0%)	1.9%

99.0%
Other Assets & Liabilities, Net	1.0%

100.0%

See Notes to Financial Statements	See explanation of symbols and terms, if any, on A-40

A-30

PACIFIC FUNDS

PACIFIC FUNDS LARGE-CAP VALUE

Schedule of Investments (Continued)

September 30, 2016 (Unaudited)

(b)	Fair Value Measurements

The following is a summary of the Fund’s investments as categorized under the three-tier hierarchy of inputs used in valuing the Fund’s assets and liabilities (See Note 3D in Notes to Financial Statements) as of September 30, 2016:

		Total Value at September 30, 2016	Level 1 Quoted Price	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Assets	Common Stocks	$27,361,291	$27,361,291	$—	$—
	Short-Term Investment	515,191	515,191	—	—

	Total	$27,876,482	$27,876,482	$—	$—

See Notes to Financial Statements	See explanation of symbols and terms, if any, on A-40

A-31

PACIFIC FUNDS

PACIFIC FUNDSSM SMALL/MID-CAP

Schedule of Investments

September 30, 2016 (Unaudited)

	Shares	Value
RIGHTS - 0.0%

Consumer, Non-cyclical - 0.0%

DYAX Corp - Contingent Value Rights * +	142	$158

Total Rights (Cost $0)		158

COMMON STOCKS - 98.0%

Basic Materials - 3.8%

AK Steel Holding Corp *	44,635	215,587
Ingevity Corp l	—	23
Kaiser Aluminum Corp	5,417	468,516
Kraton Corp *	11,053	387,297
PolyOne Corp	10,028	339,047
The Chemours Co	16,199	259,184
US Silica Holdings Inc	7,503	349,340

		2,018,994

Communications - 5.2%

Ciena Corp *	18,420	401,556
Finisar Corp *	17,983	535,893
NETGEAR Inc *	7,438	449,925
NeuStar Inc ‘A’ *	18,273	485,879
Sinclair Broadcast Group Inc ‘A’	14,420	416,450
TiVo Corp	10,649	207,442
Web.com Group Inc *	17,088	295,110

		2,792,255

Consumer, Cyclical - 17.0%

Alaska Air Group Inc	2,610	171,895
American Eagle Outfitters Inc	23,929	427,372
American Woodmark Corp *	5,887	474,316
Beacon Roofing Supply Inc *	8,119	341,566
Big Lots Inc	7,639	364,762
Bloomin’ Brands Inc	24,926	429,724
Brinker International Inc	4,283	215,992
Cooper-Standard Holding Inc *	5,075	501,410
Dick’s Sporting Goods Inc	8,862	502,653
G-III Apparel Group Ltd *	4,422	128,901
GNC Holdings Inc ‘A’	12,650	258,313
Hanesbrands Inc	14,733	372,008
Lithia Motors Inc ‘A’	3,320	317,126
Marriott Vacations Worldwide Corp	4,729	346,730
Pool Corp	2,727	257,756
PulteGroup Inc	13,140	263,326
Red Robin Gourmet Burgers Inc *	2,468	110,912
Sonic Corp	15,922	416,838
Steven Madden Ltd *	8,356	288,783
Texas Roadhouse Inc	10,622	414,577
The Cheesecake Factory Inc	5,736	287,144
The Children’s Place Inc	3,532	282,101
Vail Resorts Inc	3,237	507,821
Wabash National Corp *	28,460	405,270
Watsco Inc	4,030	567,827
Wolverine World Wide Inc	11,658	268,484
Wyndham Worldwide Corp	3,163	212,965

		9,136,572

Consumer, Non-cyclical - 20.0%

Acorda Therapeutics Inc *	8,926	186,375
Align Technology Inc *	6,113	573,094
Amedisys Inc *	7,015	332,792
Cardtronics PLC ‘A’ *	8,287	369,600
Charles River Laboratories International Inc *	5,872	489,372
Cynosure Inc ‘A’ *	8,639	440,071
Dean Foods Co	23,457	384,695

	Shares	Value
Deluxe Corp	7,933	$530,083
DENTSPLY SIRONA Inc l	—	37
Euronet Worldwide Inc *	6,145	502,845
Horizon Pharma PLC *	18,182	329,640
INC Research Holdings Inc ‘A’ *	6,811	303,634
Insperity Inc	6,705	487,051
Ionis Pharmaceuticals Inc *	6,495	237,977
J&J Snack Foods Corp	2,173	258,848
LHC Group Inc *	7,622	281,099
ManpowerGroup Inc	2,090	151,023
MarketAxess Holdings Inc	2,066	342,109
Masimo Corp *	5,012	298,164
Merit Medical Systems Inc *	9,523	231,314
Molina Healthcare Inc *	9,719	566,812
NuVasive Inc *	8,658	577,142
Post Holdings Inc	3,077	237,452
Quintiles Transnational Holdings Inc *	4,808	389,736
Service Corp International	11,713	310,863
STERIS PLC	4,803	351,099
Supernus Pharmaceuticals Inc *	18,688	462,154
The Cooper Cos Inc	2,761	494,937
TrueBlue Inc *	12,483	282,865
United Therapeutics Corp *	2,951	348,454

		10,751,337

Energy - 1.7%

Energen Corp	5,988	345,627
Laredo Petroleum Inc *	44,066	568,451

		914,078

Financial - 21.4%

Alleghany Corp *	1,166	612,173
AmTrust Financial Services Inc	20,559	551,598
Berkshire Hills Bancorp Inc	11,429	316,698
Brixmor Property Group Inc REIT	13,207	367,023
Chemical Financial Corp	2,417	106,672
DCT Industrial Trust Inc REIT	9,472	459,866
Douglas Emmett Inc REIT	13,782	504,835
DuPont Fabros Technology Inc REIT	10,560	435,600
Endurance Specialty Holdings Ltd	3,714	243,081
Equity LifeStyle Properties Inc REIT	6,442	497,194
Highwoods Properties Inc REIT	8,706	453,757
Huntington Bancshares Inc	40,396	398,305
Investors Bancorp Inc	32,544	390,853
Mack-Cali Realty Corp REIT	19,407	528,259
Medical Properties Trust Inc REIT	20,674	305,355
Mid-America Apartment Communities Inc REIT	4,793	450,494
National Retail Properties Inc REIT	9,699	493,194
PacWest Bancorp	11,687	501,489
PS Business Parks Inc REIT	4,686	532,189
Radian Group Inc	42,286	572,975
Raymond James Financial Inc	6,309	367,247
Reinsurance Group of America Inc	2,523	272,333
Signature Bank *	3,397	402,375
Texas Capital Bancshares Inc *	4,037	221,712
The Hanover Insurance Group Inc	4,706	354,926
Umpqua Holdings Corp	22,784	342,899
Wintrust Financial Corp	6,791	377,376
Zions Bancorp	13,678	424,292

		11,484,770

Industrial - 11.8%

AAR Corp	9,339	292,497
Aerojet Rocketdyne Holdings Inc *	18,722	329,133
Barnes Group Inc	9,310	377,520
EMCOR Group Inc	7,963	474,754
EnerSys	5,588	386,634
Generac Holdings Inc *	10,688	387,974
Graphic Packaging Holding Co	41,104	575,045
Hub Group Inc ‘A’ *	5,099	207,835

See Notes to Financial Statements	See explanation of symbols and terms, if any, on A-40

A-32

PACIFIC FUNDS

PACIFIC FUNDS SMALL/MID-CAP

Schedule of Investments (Continued)

September 30, 2016 (Unaudited)

	Shares	Value
ITT Inc	9,961	$357,002
Kirby Corp *	4,262	264,926
Lydall Inc *	7,044	360,160
Moog Inc ‘A’ *	3,393	202,019
Owens Corning	10,408	555,683
PerkinElmer Inc	7,969	447,141
Ryder System Inc	6,909	455,649
US Concrete Inc *	6,448	297,027
WestRock Co	7,127	345,517

		6,316,516

Technology - 14.1%

Aspen Technology Inc *	9,242	432,433
CommVault Systems Inc *	5,108	271,388
Convergys Corp	15,459	470,263
Diebold Inc	14,555	360,818
DST Systems Inc	3,617	426,517
Electronics For Imaging Inc *	7,069	345,815
Fleetmatics Group PLC *	2,725	163,445
Integrated Device Technology Inc *	21,260	491,106
j2 Global Inc	7,107	473,397
Manhattan Associates Inc *	3,064	176,548
Microsemi Corp *	13,474	565,639
MicroStrategy Inc ‘A’ *	2,197	367,866
Nuance Communications Inc *	22,422	325,119
PTC Inc *	8,959	396,973
RealPage Inc *	21,668	556,868
Silicon Laboratories Inc *	6,893	405,308
Synopsys Inc *	8,791	521,746
Take-Two Interactive Software Inc *	12,763	575,356
VeriFone Systems Inc *	14,721	231,709

		7,558,314

Utilities - 3.0%

Avista Corp	8,162	341,090
Black Hills Corp	6,985	427,622
CMS Energy Corp	9,922	416,823
Portland General Electric Co	9,872	420,448

		1,605,983

Total Common Stocks (Cost $49,672,155)		52,578,819

	Shares	Value
SHORT-TERM INVESTMENT - 2.5%

Money Market Fund - 2.5%

BlackRock Liquidity Funds T-Fund Portfolio	1,343,368	$1,343,368

Total Short-Term Investment (Cost $1,343,368)		1,343,368

TOTAL INVESTMENTS - 100.5% (Cost $51,015,523)		53,922,345

OTHER ASSETS & LIABILITIES, NET - (0.5%)		(290,299)

NET ASSETS - 100.0%		$53,632,046

Notes to Schedule of Investments

(a)	As of September 30, 2016, the Fund’s composition by sector as a percentage of net assets was as follows:

Financial	21.4%
Consumer, Non-cyclical	20.0%
Consumer, Cyclical	17.0%
Technology	14.1%
Industrial	11.8%
Communications	5.2%
Basic Materials	3.8%
Utilities	3.0%
Others (each less than 3.0%)	4.2%

	100.5%
Other Assets & Liabilities, Net	(0.5%	)

	100.0%

(b)	An investment with a value of $158 or less than 0.1% of the Fund’s net assets was valued by the Trustee Valuation Committee or determined by a valuation committee established under the Valuation Policy and then subsequently submitted for approval or ratification to either the Trustee Valuation Committee or to the Board of Trustees.

(c)	Fair Value Measurements

The following is a summary of the Fund’s investments as categorized under the three-tier hierarchy of inputs used in valuing the Fund’s assets and liabilities (See Note 3D in Notes to Financial Statements) as of September 30, 2016:

		Total Value at September 30, 2016	Level 1 Quoted Price	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Assets	Rights	$158	$—	$—	$158
	Common Stocks	52,578,819	52,578,819	—	—
	Short-Term Investment	1,343,368	1,343,368	—	—

	Total	$53,922,345	$53,922,187	$—	$158

See Notes to Financial Statements	See explanation of symbols and terms, if any, on A-40

A-33

PACIFIC FUNDS

PACIFIC FUNDSSM SMALL-CAP

Schedule of Investments

September 30, 2016 (Unaudited)

	Shares	Value
COMMON STOCKS - 96.6%

Basic Materials - 5.1%

AK Steel Holding Corp *	8,615	$41,610
Clearwater Paper Corp *	1,075	69,520
Kraton Corp *	1,931	67,662
Minerals Technologies Inc	954	67,438
PolyOne Corp	2,357	79,690
The Chemours Co	2,053	32,848
US Silica Holdings Inc	686	31,940

		390,708

Communications - 7.1%

Ciena Corp *	2,244	48,919
Finisar Corp *	2,881	85,854
LogMeIn Inc	1,030	93,102
NETGEAR Inc *	1,141	69,019
NeuStar Inc ‘A’ *	2,542	67,591
Plantronics Inc	808	41,984
Sinclair Broadcast Group Inc ‘A’	1,995	57,616
TiVo Corp *	2,630	51,232
Web.com Group Inc *	1,646	28,426

		543,743

Consumer, Cyclical - 13.7%

American Eagle Outfitters Inc	2,437	43,525
American Woodmark Corp *	703	56,641
Beacon Roofing Supply Inc *	562	23,643
Big Lots Inc	1,412	67,423
Bloomin’ Brands Inc	2,907	50,117
Cooper-Standard Holding Inc *	757	74,792
Express Inc *	2,330	27,471
G-III Apparel Group Ltd *	1,380	40,227
GNC Holdings Inc ‘A’	1,485	30,324
HNI Corp	468	18,626
JAKKS Pacific Inc *	2,679	23,147
Libbey Inc	1,515	27,043
Lithia Motors Inc ‘A’	731	69,825
Marriott Vacations Worldwide Corp	845	61,955
Papa John’s International Inc	953	75,144
Pool Corp	199	18,809
Red Robin Gourmet Burgers Inc *	452	20,313
Sonic Corp	1,737	45,475
Steven Madden Ltd *	1,303	45,032
Texas Roadhouse Inc	1,798	70,176
The Cheesecake Factory Inc	825	41,300
The Children’s Place Inc	462	36,900
Wabash National Corp *	3,556	50,637
Wolverine World Wide Inc	1,059	24,389

		1,042,934

Consumer, Non-cyclical - 21.2%

ABM Industries Inc	1,151	45,695
Acorda Therapeutics Inc *	1,686	35,204
Amedisys Inc *	1,055	50,049
Cardtronics PLC ‘A’ *	781	34,833
Charles River Laboratories International Inc *	914	76,173
Cynosure Inc ‘A’ *	1,415	72,080
Dean Foods Co	3,697	60,631
Deluxe Corp	1,107	73,970
Depomed Inc * +	2,447	61,101
Diplomat Pharmacy Inc *	390	10,924
Euronet Worldwide Inc *	402	32,896
FibroGen Inc *	1,201	24,861
HealthSouth Corp	1,828	74,162
Horizon Pharma PLC *	3,330	60,373
ICU Medical Inc *	597	75,449
INC Research Holdings Inc ‘A’ *	1,029	45,873
Inogen Inc *	806	48,279

	Shares	Value
Insperity Inc	1,090	$79,178
J&J Snack Foods Corp	312	37,165
Kforce Inc	1,120	22,949
LHC Group Inc *	1,019	37,581
Masimo Corp *	1,249	74,303
Merit Medical Systems Inc *	2,293	55,697
Molina Healthcare Inc *	1,173	68,409
NuVasive Inc *	1,495	99,657
PAREXEL International Corp *	1,082	75,145
RPX Corp *	2,308	24,673
Supernus Pharmaceuticals Inc *	3,216	79,532
TrueBlue Inc *	2,053	46,521
Viad Corp	1,017	37,497

		1,620,860

Energy - 1.4%

Laredo Petroleum Inc	3,743	48,285
Parker Drilling Co *	4,517	9,802
QEP Resources Inc	1,342	26,209
Western Refining Inc	708	18,734

		103,030

Financial - 22.3%

AG Mortgage Investment Trust Inc REIT	2,193	34,540
Agree Realty Corp REIT	1,242	61,404
Apollo Commercial Real Estate Finance Inc REIT	2,846	46,589
Argo Group International Holdings Ltd	814	45,926
Banner Corp	1,098	48,027
Berkshire Hills Bancorp Inc	1,727	47,855
Capstead Mortgage Corp REIT	3,389	31,958
Cathay General Bancorp	1,571	48,355
Cedar Realty Trust Inc REIT	8,313	59,854
CenterState Banks Inc	1,312	23,262
Chemical Financial Corp l	—	4
CNO Financial Group Inc	3,432	52,407
DCT Industrial Trust Inc REIT	419	20,342
DuPont Fabros Technology Inc REIT	1,747	72,064
Federated National Holding Co	2,152	40,221
Hanmi Financial Corp	2,268	59,739
Heritage Insurance Holdings Inc	1,963	28,287
HFF Inc ‘A’	2,051	56,792
HomeStreet Inc *	1,725	43,229
Infinity Property & Casualty Corp	447	36,936
Investors Bancorp Inc	6,564	78,834
Mack-Cali Realty Corp REIT	3,460	94,181
Medical Properties Trust Inc REIT	3,434	50,720
National Storage Affiliates Trust REIT	2,624	54,947
Old National Bancorp	2,515	35,361
Potlatch Corp REIT	915	35,584
PS Business Parks Inc REIT	683	77,568
Radian Group Inc	5,749	77,899
RLJ Lodging Trust REIT	1,338	28,138
Stifel Financial Corp *	1,259	48,409
Texas Capital Bancshares Inc *	710	38,993
TriCo Bancshares	1,114	29,822
Umpqua Holdings Corp	3,204	48,220
United Community Banks Inc	2,556	53,727
Wintrust Financial Corp	1,157	64,294
WSFS Financial Corp	724	26,419

		1,700,907

Industrial - 10.6%

AAR Corp	1,834	57,441
Air Transport Services Group Inc *	3,108	44,600
Barnes Group Inc	1,616	65,529
Chart Industries Inc *	1,706	56,008
EMCOR Group Inc	1,695	101,056
EnerSys	1,156	79,984
Generac Holdings Inc *	1,305	47,372
Littelfuse Inc	561	72,262

See Notes to Financial Statements	See explanation of symbols and terms, if any, on A-40

A-34

PACIFIC FUNDS

PACIFIC FUNDS SMALL-CAP

Schedule of Investments (Continued)

September 30, 2016 (Unaudited)

	Shares	Value
Saia Inc *	1,351	$40,476
Standex International Corp	586	54,422
Swift Transportation Co *	1,930	41,437
Universal Forest Products Inc	627	61,753
US Concrete Inc *	710	32,706
Vishay Intertechnology Inc	4,029	56,768

		811,814

Technology - 12.2%

Cabot Microelectronics Corp	474	25,079
CACI International Inc ‘A’ *	416	41,974
CommVault Systems Inc *	493	26,193
Convergys Corp	2,033	61,844
Diebold Inc	1,694	41,994
Electronics For Imaging Inc *	1,534	75,043
Integrated Device Technology Inc *	1,990	45,969
j2 Global Inc	1,115	74,270
Mentor Graphics Corp	2,632	69,590
Microsemi Corp *	1,641	68,889
MicroStrategy Inc ‘A’ *	289	48,390
Pegasystems Inc	1,856	54,733
Power Integrations Inc	730	46,013
RealPage Inc *	2,055	52,815
Silicon Laboratories Inc *	580	34,104
SYNNEX Corp	571	65,157
Take-Two Interactive Software Inc *	2,292	103,322

		935,379

Utilities - 3.0%

ALLETE Inc	978	58,307
Avista Corp	1,322	55,245
Black Hills Corp	1,045	63,974
PNM Resources Inc	1,658	54,250

		231,776

Total Common Stocks (Cost $6,990,238)		7,381,151

	Shares	Value
SHORT-TERM INVESTMENT - 2.1%

Money Market Fund - 2.1%

BlackRock Liquidity Funds T-Fund Portfolio	158,315	$158,315

Total Short-Term Investment (Cost $158,315)		158,315

TOTAL INVESTMENTS - 98.7% (Cost $7,148,553)		7,539,466

OTHER ASSETS & LIABILITIES, NET - 1.3%		101,973

NET ASSETS - 100.0%		$7,641,439

Notes to Schedule of Investments

(a)	As of September 30, 2016, the Fund’s composition by sector as a percentage of net assets was as follows:

Financial	22.3%
Consumer, Non-cyclical	21.2%
Consumer, Cyclical	13.7%
Technology	12.2%
Industrial	10.6%
Communications	7.1%
Basic Materials	5.1%
Utilities	3.0%
Others (each less than 3.0%)	3.5%

98.7%
Other Assets & Liabilities, Net	1.3%

100.0%

(b)	An investment with a value of $61,101 or 0.8% of the Fund’s net assets was valued by the Trustee Valuation Committee or determined by a valuation committee established under the Valuation Policy and then subsequently submitted for approval or ratification to either the Trustee Valuation Committee or to the Board of Trustees.

(c)	Fair Value Measurements

The following is a summary of the Fund’s investments as categorized under the three-tier hierarchy of inputs used in valuing the Fund’s assets and liabilities (See Note 3D in Notes to Financial Statements) as of September 30, 2016:

		Total Value at September 30, 2016	Level 1 Quoted Price	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Assets	Common Stocks
	Basic Materials	$390,708	$390,708	$—	$—
	Communications	543,743	543,743	—	—
	Consumer, Cyclical	1,042,934	1,042,934	—	—
	Consumer, Non-cyclical	1,620,860	1,559,759	61,101	—
	Energy	103,030	103,030	—	—
	Financial	1,700,907	1,700,907	—	—
	Industrial	811,814	811,814	—	—
	Technology	935,379	935,379	—	—
	Utilities	231,776	231,776	—	—

	Total Common Stocks	7,381,151	7,320,050	61,101	—

	Short-Term Investment	158,315	158,315	—	—

	Total	$7,539,466	$7,478,365	$61,101	$—

See Notes to Financial Statements	See explanation of symbols and terms, if any, on A-40

A-35

PACIFIC FUNDS

PACIFIC FUNDSSM SMALL-CAP VALUE

Schedule of Investments

September 30, 2016 (Unaudited)

	Shares	Value
COMMON STOCKS - 96.7%

Basic Materials - 3.8%

AK Steel Holding Corp *	37,563	$181,429
Clearwater Paper Corp *	3,646	235,787
Kaiser Aluminum Corp	3,146	272,098
Kraton Corp *	9,508	333,160
Minerals Technologies Inc	4,485	317,045

		1,339,519

Communications - 5.2%

Bankrate Inc *	25,904	219,666
Finisar Corp *	16,611	495,008
NETGEAR Inc *	5,082	307,410
NeuStar Inc ‘A’ *	9,398	249,893
Plantronics Inc	3,584	186,225
RetailMeNot Inc *	19,265	190,531
TiVo Corp *	9,644	187,865

		1,836,598

Consumer, Cyclical - 11.3%

Abercrombie & Fitch Co ‘A’	9,166	145,648
AMC Entertainment Holdings Inc ‘A’	8,600	267,374
American Woodmark Corp *	3,951	318,332
Beacon Roofing Supply Inc *	5,943	250,022
Big Lots Inc	6,881	328,568
Caleres Inc	10,864	274,750
Cooper-Standard Holding Inc *	3,694	364,967
Deckers Outdoor Corp *	3,403	202,649
Express Inc *	17,587	207,351
Haverty Furniture Cos Inc	6,342	127,094
HNI Corp	3,490	138,902
JAKKS Pacific Inc *	16,546	142,957
Libbey Inc	6,333	113,044
Marriott Vacations Worldwide Corp	5,456	400,034
Red Robin Gourmet Burgers Inc *	4,211	189,242
The Children’s Place Inc	4,396	351,108
Wabash National Corp *	12,351	175,878

		3,997,920

Consumer, Non-cyclical - 10.5%

ABM Industries Inc	8,527	338,522
AngioDynamics Inc *	10,504	184,240
Charles River Laboratories International Inc *	2,677	223,101
CONMED Corp	3,157	126,469
Dean Foods Co	17,665	289,706
Deluxe Corp	5,478	366,040
Depomed Inc * +	8,567	213,917
Haemonetics Corp *	7,922	286,856
ICU Medical Inc *	3,018	381,415
LHC Group Inc *	6,486	239,204
Merit Medical Systems Inc *	11,875	288,444
Molina Healthcare Inc *	6,041	352,311
RPX Corp *	16,062	171,703
Viad Corp	6,826	251,675

		3,713,603

Energy - 2.8%

Bristow Group Inc	2,563	35,933
Energen Corp	2,280	131,602
EP Energy Corp ‘A’ *	38,047	166,646
Helix Energy Solutions Group Inc *	17,721	144,072
Laredo Petroleum Inc *	18,026	232,535
Parker Drilling Co *	35,874	77,847
QEP Resources Inc	10,441	203,913

		992,548

Financial - 38.5%

AG Mortgage Investment Trust Inc REIT	11,851	186,653
Agree Realty Corp REIT	6,093	301,238

	Shares	Value
Aircastle Ltd	7,123	$141,463
Apollo Commercial Real Estate Finance Inc REIT	15,333	250,999
Argo Group International Holdings Ltd	7,267	410,004
Banner Corp	5,748	251,417
Beneficial Bancorp Inc	12,432	182,875
Berkshire Hills Bancorp Inc	10,609	293,975
Capstead Mortgage Corp REIT	26,082	245,953
Cardinal Financial Corp	2,613	68,173
Cathay General Bancorp	8,874	273,142
Cedar Realty Trust Inc REIT	32,883	236,758
CenterState Banks Inc	9,737	172,637
Chemical Financial Corp	1,977	87,254
CNO Financial Group Inc	21,980	335,635
Community Trust Bancorp Inc	4,889	181,431
Customers Bancorp Inc *	8,575	215,747
DCT Industrial Trust Inc REIT	7,196	349,366
Enterprise Financial Services Corp	7,293	227,906
EPR Properties REIT	3,161	248,897
Federated National Holding Co	9,632	180,022
Great Southern Bancorp Inc	5,986	243,630
Hanmi Financial Corp	10,875	286,447
Heritage Insurance Holdings Inc	14,368	207,043
Hilltop Holdings Inc *	7,180	161,263
HomeStreet Inc *	9,142	229,098
Hope Bancorp Inc	17,084	296,749
Infinity Property & Casualty Corp	2,186	180,629
Investors Bancorp Inc	38,917	467,393
Life Storage Inc REIT	3,671	326,499
Mack-Cali Realty Corp REIT	18,596	506,183
Maiden Holdings Ltd	20,220	256,592
Medical Properties Trust Inc REIT	26,849	396,560
MFA Financial Inc REIT	24,209	181,083
National Storage Affiliates Trust REIT	10,421	218,216
Old National Bancorp	14,755	207,455
Potlatch Corp REIT	4,582	178,194
Provident Financial Services Inc	12,578	267,031
PS Business Parks Inc REIT	5,150	584,885
Radian Group Inc	31,528	427,204
RLJ Lodging Trust REIT	10,025	210,826
Simmons First National Corp ‘A’	2,464	122,954
State Bank Financial Corp	10,931	249,445
State National Cos Inc	13,932	154,924
Stifel Financial Corp *	7,406	284,761
Texas Capital Bancshares Inc *	4,299	236,101
The Navigators Group Inc	1,379	133,653
TriCo Bancshares	8,333	223,074
Umpqua Holdings Corp	23,978	360,869
United Community Banks Inc	12,730	267,585
Waterstone Financial Inc	11,633	197,645
Wintrust Financial Corp	8,285	460,397
WSFS Financial Corp	7,462	272,288

		13,638,221

Industrial - 11.5%

AAR Corp	6,538	204,770
Aerojet Rocketdyne Holdings Inc *	13,206	232,161
Air Transport Services Group Inc *	17,095	245,313
ArcBest Corp	7,156	136,107
Barnes Group Inc	7,591	307,815
Chart Industries Inc *	8,132	266,974
EMCOR Group Inc	9,358	557,924
EnerSys	6,802	470,630
Littelfuse Inc	1,660	213,825
Lydall Inc *	5,171	264,393
Sanmina Corp *	13,082	372,445
Standex International Corp	2,616	242,948
Universal Forest Products Inc	3,670	361,458
Vishay Intertechnology Inc	15,619	220,072

		4,096,835

See Notes to Financial Statements	See explanation of symbols and terms, if any, on A-40

A-36

PACIFIC FUNDS

PACIFIC FUNDS SMALL-CAP VALUE

Schedule of Investments (Continued)

September 30, 2016 (Unaudited)

	Shares	Value
Technology - 7.6%

Cabot Microelectronics Corp	3,461	$183,121
CACI International Inc ‘A’ *	2,355	237,620
Convergys Corp	15,714	478,020
Diebold Inc	11,173	276,979
Insight Enterprises Inc *	11,448	372,632
Mentor Graphics Corp	14,439	381,767
Microsemi Corp *	6,026	252,971
SYNNEX Corp	3,106	354,426
Take-Two Interactive Software Inc *	3,986	179,689

		2,717,225

Utilities - 5.5%

ALLETE Inc	8,269	492,998
Avista Corp	10,738	448,741
Black Hills Corp	5,513	337,506
PNM Resources Inc	6,212	203,257
Portland General Electric Co	10,770	458,694

		1,941,196

Total Common Stocks (Cost $31,168,345)		34,273,665

EXCHANGE-TRADED FUND - 0.7%

iShares Russell 2000 Value	2,443	255,904

Total Exchange-Traded Fund (Cost $247,655)		255,904

	Shares	Value
SHORT-TERM INVESTMENT - 2.2%

Money Market Fund - 2.2%

BlackRock Liquidity Funds T-Fund Portfolio	799,811	$799,811

Total Short-Term Investment (Cost $799,811)		799,811

TOTAL INVESTMENTS - 99.6% (Cost $32,215,811)		35,329,380

OTHER ASSETS & LIABILITIES, NET - 0.4%		126,975

NET ASSETS - 100.0%		$35,456,355

Notes to Schedule of Investments

(a)	As of September 30, 2016, the Fund’s composition by sector as a percentage of net assets was as follows:

Financial	38.5%
Industrial	11.5%
Consumer, Cyclical	11.3%
Consumer, Non-cyclical	10.5%
Technology	7.6%
Utilities	5.5%
Communications	5.2%
Basic Materials	3.8%
Others (each less than 3.0%)	5.7%

99.6%
Other Assets & Liabilities, Net	0.4%

100.0%

(b)	An investment with a value of $213,917 or 0.6% of the Fund’s net assets was valued by the Trustee Valuation Committee or determined by a valuation committee established under the Valuation Policy and then subsequently submitted for approval or ratification to either the Trustee Valuation Committee or to the Board of Trustees.

(c)	Fair Value Measurements

The following is a summary of the Fund’s investments as categorized under the three-tier hierarchy of inputs used in valuing the Fund’s assets and liabilities (See Note 3D in Notes to Financial Statements) as of September 30, 2016:

		Total Value at September 30, 2016	Level 1 Quoted Price	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Assets	Common Stocks
	Basic Materials	$1,339,519	$1,339,519	$—	$—
	Communications	1,836,598	1,836,598	—	—
	Consumer, Cyclical	3,997,920	3,997,920	—	—
	Consumer, Non-cyclical	3,713,603	3,499,686	213,917	—
	Energy	992,548	992,548	—	—
	Financial	13,638,221	13,638,221	—	—
	Industrial	4,096,835	4,096,835	—	—
	Technology	2,717,225	2,717,225	—	—
	Utilities	1,941,196	1,941,196	—	—

	Total Common Stocks	34,273,665	34,059,748	213,917	—

	Exchange-Traded Fund	255,904	255,904	—	—
	Short-Term Investment	799,811	799,811	—	—

	Total	$35,329,380	$35,115,463	$213,917	$—

See Notes to Financial Statements	See explanation of symbols and terms, if any, on A-40

A-37

PACIFIC FUNDS

PACIFIC FUNDSSM SMALL-CAP GROWTH

Schedule of Investments

September 30, 2016 (Unaudited)

	Shares	Value
RIGHTS - 0.0%

Consumer, Non-cyclical - 0.0%

Dyax Corp - Contingent Value Rights * +	375	$416

Total Rights (Cost $0)		416

COMMON STOCKS - 97.8%

Basic Materials - 3.3%

Kaiser Aluminum Corp	3,845	332,554
PolyOne Corp	10,903	368,630
The Chemours Co	9,578	153,248
US Silica Holdings Inc	5,568	259,246

		1,113,678

Communications - 12.1%

ChannelAdvisor Corp *	15,022	194,235
Ciena Corp *	19,766	430,899
Infoblox Inc *	16,835	443,939
LogMeIn Inc	8,146	736,317
NETGEAR Inc *	5,859	354,411
NeuStar Inc ‘A’ *	18,074	480,588
RetailMeNot Inc *	20,360	201,360
Shutterfly Inc *	9,340	416,938
Sinclair Broadcast Group Inc ‘A’	13,051	376,913
TiVo Corp *	13,545	263,857
Web.com Group Inc *	14,538	251,071

		4,150,528

Consumer, Cyclical - 18.2%

AMC Entertainment Holdings Inc ‘A’	11,256	349,949
American Eagle Outfitters Inc	21,148	377,703
American Woodmark Corp *	4,680	377,068
Beacon Roofing Supply Inc *	8,304	349,349
Bloomin’ Brands Inc	23,550	406,002
Casey’s General Stores Inc	1,872	224,921
Express Inc *	17,417	205,346
G-III Apparel Group Ltd *	8,970	261,476
GNC Holdings Inc ‘A’	13,963	285,124
Lithia Motors Inc ‘A’	5,042	481,612
Sonic Corp	17,539	459,171
Steven Madden Ltd *	8,888	307,169
Texas Roadhouse Inc	9,781	381,752
The Cheesecake Factory Inc	6,924	346,615
The Children’s Place Inc	3,504	279,865
Universal Electronics Inc *	5,613	417,944
Wabash National Corp *	27,825	396,228
Wolverine World Wide Inc	13,160	303,075

		6,210,369

Consumer, Non-cyclical - 33.7%

Acorda Therapeutics Inc *	8,444	176,311
AMAG Pharmaceuticals Inc *	8,909	218,360
Amedisys Inc *	7,978	378,476
Cardtronics PLC ‘A’ *	8,444	376,602
Cepheid *	8,297	437,169
Cynosure Inc ‘A’ *	8,163	415,823
Deluxe Corp	10,287	687,377
Depomed Inc * +	16,289	406,735
Diplomat Pharmacy Inc *	4,878	136,633
Endologix Inc *	26,631	340,877
Euronet Worldwide Inc *	3,692	302,116
FibroGen Inc *	8,759	181,311
HealthSouth Corp	8,545	346,671
Horizon Pharma PLC *	21,951	397,972
Inogen Inc *	4,070	243,793

	Shares	Value
Insperity Inc	6,581	$478,044
Ironwood Pharmaceuticals Inc *	18,006	285,935
J&J Snack Foods Corp	3,562	424,305
LHC Group Inc *	5,922	218,403
Masimo Corp *	6,977	415,062
Merit Medical Systems Inc *	8,962	217,687
Molina Healthcare Inc *	8,742	509,833
Nektar Therapeutics *	26,546	456,060
Neurocrine Biosciences Inc *	6,522	330,274
NuVasive Inc *	8,209	547,212
Otonomy Inc *	14,149	257,370
Pacira Pharmaceuticals Inc *	6,414	219,487
PAREXEL International Corp *	5,760	400,032
Puma Biotechnology Inc *	3,813	255,662
Revance Therapeutics Inc *	9,948	161,257
Supernus Pharmaceuticals Inc *	18,608	460,176
TrueBlue Inc *	12,054	273,144
Ultragenyx Pharmaceutical Inc *	4,962	352,004
USANA Health Sciences Inc *	1,695	234,503

		11,542,676

Financial - 4.9%

BofI Holding Inc *	10,825	242,480
DuPont Fabros Technology Inc REIT	9,094	375,128
Eagle Bancorp Inc *	5,193	256,171
PS Business Parks Inc REIT	3,227	366,490
Western Alliance Bancorp *	6,794	255,047
WisdomTree Investments Inc	17,819	183,358

		1,678,674

Industrial - 9.0%

Aerojet Rocketdyne Holdings Inc *	19,189	337,343
Forward Air Corp	6,032	260,944
Generac Holdings Inc *	11,425	414,728
Littelfuse Inc	4,090	526,833
Lydall Inc *	6,255	319,818
Masonite International Corp *	5,551	345,106
Saia Inc *	9,515	285,069
Tennant Co	4,495	291,276
US Concrete Inc *	6,793	312,920

		3,094,037

Technology - 16.6%

Aspen Technology Inc *	11,666	545,852
CommVault Systems Inc *	5,393	286,530
Diebold Inc	12,898	319,741
Integrated Device Technology Inc *	17,314	399,953
j2 Global Inc	8,444	562,455
Microsemi Corp *	12,673	532,013
MicroStrategy Inc ‘A’ *	2,108	352,964
Power Integrations Inc	5,653	356,309
RealPage Inc *	17,743	455,995
Silicon Laboratories Inc *	6,301	370,499
Synchronoss Technologies Inc *	12,757	525,333
Take-Two Interactive Software Inc *	17,968	809,997
VeriFone Systems Inc *	10,277	161,760

		5,679,401

Total Common Stocks (Cost $31,149,317)		33,469,363

See Notes to Financial Statements	See explanation of symbols and terms, if any, on A-40

A-38

PACIFIC FUNDS

PACIFIC FUNDS SMALL-CAP GROWTH

Schedule of Investments (Continued)

September 30, 2016 (Unaudited)

	Shares	Value
SHORT-TERM INVESTMENT - 2.1%

Money Market Fund - 2.1%

BlackRock Liquidity Funds T-Fund Portfolio	704,968	$704,968

Total Short-Term Investment (Cost $704,968)		704,968

TOTAL INVESTMENTS - 99.9% (Cost $31,854,285)		34,174,747

OTHER ASSETS & LIABILITIES, NET - 0.1%		46,486

NET ASSETS - 100.0%		$34,221,233

Notes to Schedule of Investments

(a)	As of September 30, 2016, the Fund’s composition by sector as a percentage of net assets was as follows:

Consumer, Non-cyclical	33.7%
Consumer, Cyclical	18.2%
Technology	16.6%
Communications	12.1%
Industrial	9.0%
Financial	4.9%
Basic Materials	3.3%
Others (each less than 3.0%)	2.1%

99.9%
Other Assets & Liabilities, Net	0.1%

100.0%

(b)	Investments with a total aggregate value of $407,151 or 1.2% of the Fund’s net assets were valued by the Trustee Valuation Committee or determined by a valuation committee established under the Valuation Policy and then subsequently submitted for approval or ratification to either the Trustee Valuation Committee or to the Board of Trustees.

(c)	Fair Value Measurements

The following is a summary of the Fund’s investments as categorized under the three-tier hierarchy of inputs used in valuing the Fund’s assets and liabilities (See Note 3D in Notes to Financial Statements) as of September 30, 2016:

		Total Value at September 30, 2016	Level 1 Quoted Price	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Assets	Rights	$416	$—	$—	$416
	Common Stocks
	Basic Materials	1,113,678	1,113,678	—	—
	Communications	4,150,528	4,150,528	—	—
	Consumer, Cyclical	6,210,369	6,210,369	—	—
	Consumer, Non-cyclical	11,542,676	11,135,941	406,735	—
	Financial	1,678,674	1,678,674	—	—
	Industrial	3,094,037	3,094,037	—	—
	Technology	5,679,401	5,679,401	—	—

	Total Common Stocks	33,469,363	33,062,628	406,735	—

	Short-Term Investment	704,968	704,968	—	—

	Total	$34,174,747	$33,767,596	$406,735	$416

Transfers between levels of the fair value hierarchy during the six-month period were as follows:

Amount Transferred	Level Transfer		Change in Fair Valuation Measurement Inputs
	From	To	From	To
$406,735	1	2	Unadjusted Exchange-Traded Price	Methodology Approved by The Trustee Valuation Committee (observable inputs)

See Notes to Financial Statements	See explanation of symbols and terms, if any, on A-40

A-39

PACIFIC FUNDS

Schedule of Investments (Continued)

Explanation of Symbols and Terms

September 30, 2016 (Unaudited)

Explanation of Symbols:

*	Non-income producing investments.
"	Pass-through securities backed by a pool of mortgages or other loans on which principal payments are periodically made. Therefore, the effective maturity could be shorter than the stated maturity.
§	Variable rate investments. The rate shown is based on the latest available information as of September 30, 2016. For Senior Loan Notes, the rate shown may represent a weighted average interest rate.
Ω	Investments were in default as of September 30, 2016.
¥	All or a portion of this senior loan position has not settled. Contract rates do not take effect until settlement date. Rates shown, if any, are for the settled portion.
~	Securities are not registered under the Securities Act of 1933 (1933 Act). These securities are either (1) exempt from registration pursuant to Rule 144A under the 1933 Act and may only be sold to “qualified institutional buyers”, or (2) the securities comply with Regulation S rules governing offers and sales made outside the United States without registration under the 1933 Act and contain certain restrictions as to public resale.
+

The values of these investments were determined by the Trustee Valuation Committee or determined by a valuation committee established under the Valuation Policy and then subsequently submitted for approval or ratification to either the Trustee Valuation Committee, or to the Board of Trustees (the “Board”). Each determination was made in good faith in accordance with the procedures established by the Board and the provisions of the Investment Company Act of 1940 (See Note 3C in Notes to Financial Statements).

l	Total shares owned by the Fund as of September 30, 2016 were less than one share.

Counterparty Abbreviation:

JPM	JPMorgan Chase

Index Abbreviation:

iBoxx	Corporate Bond Index – High Yield

Other Abbreviations:

PIK	Payment In Kind
REIT	Real Estate Investment Trust

Notes:

For debt investments, the interest rates disclosed in the Schedules of Investments reflect the stated coupon rate or for discounted investments or zero coupon bonds, the yield-to-maturity.

The countries listed in the Schedules of Investments are based on country of risk (See Note 4 in Notes to Financial Statements under Investments and Risks - Foreign and Emerging Markets Investments).

The sectors listed in the Schedules of Investments are obtained from a third party source (that is not affiliated with the Trust or the investment adviser) believed to be reliable. Sector names and weightings could be different if obtained from another source.

See Notes to Financial Statements

A-40

PACIFIC FUNDS

STATEMENTS OF ASSETS AND LIABILITIES

SEPTEMBER 30, 2016 (Unaudited)

	Pacific Funds Portfolio Optimization					Pacific Funds Diversified Alternatives
	Conservative	Moderate- Conservative	Moderate	Growth	Aggressive- Growth
ASSETS
Investments in affiliated mutual funds, at cost	$340,804,961	$475,038,444	$1,293,822,364	$903,754,587	$259,993,389	$6,176,864
Investments in affiliated mutual funds, at value	$369,627,052	$529,237,571	$1,489,170,829	$1,064,658,981	$318,585,743	$6,462,861
Cash	84,257	86,429	136,494	38,914	—	2,025
Receivables:
Fund shares sold	427,024	437,177	1,044,420	486,879	139,285	26,862
Securities sold	101,608	161,399	1,041,575	902,475	48,097	—
Due from adviser	24,618	32,180	80,525	59,030	22,180	2,354
Prepaid expenses and other assets	8,026	1,862	5,252	3,628	1,058	20,192
Total Assets	370,272,585	529,956,618	1,491,479,095	1,066,149,907	318,796,363	6,514,294
LIABILITIES
Payables:
Fund shares redeemed	846,158	1,940,920	4,217,221	3,298,907	418,345	—
Securities purchased	84,257	86,429	136,494	38,914	—	28,887
Accrued advisory fees	60,898	87,156	245,317	175,481	52,257	1,043
Accrued administration fees	45,674	65,367	183,989	131,611	39,192	782
Accrued support service expenses	3,733	5,408	15,347	11,286	3,769	49
Accrued transfer agency out-of-pocket expenses	9,839	13,601	37,942	26,590	8,281	113
Accrued legal, audit and tax service fees	30,685	43,998	123,874	87,592	25,660	366
Accrued trustees’ fees and expenses and deferred compensation	2,533	2,628	6,633	4,335	1,169	—
Accrued distribution and/or service fees	26,594	36,144	97,139	67,053	19,334	195
Accrued other	22,521	35,034	90,560	64,107	19,088	812
Total Liabilities	1,132,892	2,316,685	5,154,516	3,905,876	587,095	32,247
NET ASSETS	$369,139,693	$527,639,933	$1,486,324,579	$1,062,244,031	$318,209,268	$6,482,047
NET ASSETS CONSIST OF:
Paid-in capital	$345,612,574	$473,836,916	$1,269,656,952	$878,106,805	$255,965,764	$6,509,047
Undistributed/accumulated net investment income (loss)	(1,676,821)	(2,792,767)	(8,539,334)	(6,713,114)	(2,098,730)	(16,108)
Undistributed/accumulated net realized gain (loss)	(3,618,151)	2,396,657	29,858,496	29,945,946	5,749,880	(296,889)
Net unrealized appreciation (depreciation) on investments	28,822,091	54,199,127	195,348,465	160,904,394	58,592,354	285,997
NET ASSETS	$369,139,693	$527,639,933	$1,486,324,579	$1,062,244,031	$318,209,268	$6,482,047
Class A Shares:
Net Assets	$155,630,649	$253,888,149	$758,857,119	$574,117,303	$175,643,459	$2,406,858
Shares of beneficial interest outstanding	13,954,983	20,572,904	55,314,900	39,424,466	11,267,542	238,163
Net Asset Value per share*	$11.15	$12.34	$13.72	$14.56	$15.59	$10.11
Sales Charge — Maximum is 5.50% of offering price	0.65	0.72	0.80	0.85	0.91	0.59
Maximum offering price per share	$11.80	$13.06	$14.52	$15.41	$16.50	$10.70
Class B Shares:
Net Assets	$32,497,509	$46,595,278	$139,009,914	$100,123,039	$29,266,145
Shares of beneficial interest outstanding	2,976,003	3,843,742	10,262,312	6,972,300	1,918,976
Net Asset Value per share*	$10.92	$12.12	$13.55	$14.36	$15.25
Class C Shares:
Net Assets	$166,172,560	$216,564,333	$545,353,386	$360,299,848	$100,288,951	$1,196,057
Shares of beneficial interest outstanding	15,223,813	17,876,061	40,323,554	25,163,382	6,585,958	119,799
Net Asset Value per share*	$10.92	$12.11	$13.52	$14.32	$15.23	$9.98
Class R Shares:
Net Assets	$10,516,691	$5,736,989	$25,997,026	$17,777,575	$7,295,634
Shares of beneficial interest outstanding	949,674	467,624	1,900,687	1,224,578	470,971
Net Asset Value per share	$11.07	$12.27	$13.68	$14.52	$15.49
Advisor Class:
Net Assets	$4,322,284	$4,855,184	$17,107,134	$9,926,266	$5,715,079	$2,879,132
Shares of beneficial interest outstanding	386,622	392,274	1,244,367	679,839	365,977	283,871
Net Asset Value per share	$11.18	$12.38	$13.75	$14.60	$15.62	$10.14

*	Redemption price per share is equal to the Net Asset Value per share less any applicable contingent deferred sales charge.

See Notes to Financial Statements

PACIFIC FUNDS

STATEMENTS OF ASSETS AND LIABILITIES (Continued)

SEPTEMBER 30, 2016 (Unaudited)

	Pacific Funds Short Duration Income	Pacific Funds Core Income	Pacific Funds Strategic Income	Pacific Funds Floating Rate Income	Pacific Funds Limited Duration High Income	Pacific Funds High Income
ASSETS
Investments at cost	$272,871,882	$750,716,832	$245,231,477	$753,556,717	$32,580,729	$29,186,744
Investments, at value	$276,034,147	$772,112,794	$249,584,011	$757,264,546	$32,270,290	$29,189,497
Cash	—	—	20,759	—	—	6,503
Foreign currency held, at value (1)	—	—	5,078	—	—	635
Receivables:
Dividends and interest	1,422,779	5,759,192	2,792,682	3,393,659	331,905	467,927
Fund shares sold	3,413,058	2,251,014	2,804,583	12,306,867	124	36,526
Securities sold	102,056	4,123,813	5,192,551	53,530,881	19,549	378,245
Due from adviser	44,879	90,102	37,857	95,665	8,290	15,482
Swap agreements, at value	—	—	—	—	—	107,981
Unfunded loan commitment appreciation	—	—	—	9,737	—	—
Prepaid expenses and other assets	28,743	3,999	29,519	9,412	23,769	21,818
Total Assets	281,045,662	784,340,914	260,467,040	826,610,767	32,653,927	30,224,614
LIABILITIES
Payables:
Fund shares redeemed	1,377,629	2,111,039	660,155	2,816,063	5,616	105,567
Securities purchased	4,003,738	12,186,042	11,931,434	86,828,274	—	802,753
Due to custodian	45,647	353,642	—	308,232	17,359	—
Income distributions	35,465	229,585	80,014	408,259	714	1,196
Accrued advisory fees	89,761	305,812	117,989	382,668	16,741	24,677
Accrued administration fees	67,086	169,066	58,868	160,112	5,238	7,753
Accrued support service expenses	3,697	6,246	2,167	7,709	502	1,692
Accrued custodian fees and expenses	713	4,008	1,731	4,518	444	972
Accrued transfer agency out-of-pocket expenses	6,350	14,672	4,978	16,540	794	3,158
Accrued legal, audit and tax service fees	20,254	50,214	17,114	56,694	2,569	10,516
Accrued trustees’ fees and expenses and deferred compensation	44	168	56	171	5	26
Accrued distribution and/or service fees	7,189	20,423	6,952	22,127	486	722
Accrued other	22,664	49,391	27,804	70,954	10,449	22,317
Total Liabilities	5,680,237	15,500,308	12,909,262	91,082,321	60,917	981,349
NET ASSETS	$275,365,425	$768,840,606	$247,557,778	$735,528,446	$32,593,010	$29,243,265
NET ASSETS CONSIST OF:
Paid-in capital	$274,926,184	$766,728,716	$256,040,128	$779,630,333	$36,398,177	$38,371,188
Undistributed/accumulated net investment income (loss)	12,080	52,077	(47,286)	71,363	3,136	(156,092)
Undistributed/accumulated net realized gain (loss)	(2,735,104)	(19,336,149)	(12,786,009)	(47,890,816)	(3,497,864)	(9,082,412)
Net unrealized appreciation (depreciation) on investments and assets and liabilities in foreign currencies	3,162,265	21,395,962	4,350,945	3,717,566	(310,439)	110,581
NET ASSETS	$275,365,425	$768,840,606	$247,557,778	$735,528,446	$32,593,010	$29,243,265
Class A Shares:
Net Assets	$73,093,587	$195,252,052	$60,027,593	$176,690,463	$5,245,907	$6,576,585
Shares of beneficial interest outstanding	7,060,289	18,173,858	5,623,493	17,719,560	577,194	652,063
Net Asset Value per share*	$10.35	$10.74	$10.67	$9.97	$9.09	$10.09
Sales Charge (2)	0.32	0.48	0.47	0.31	0.28	0.45
Maximum offering price per share	$10.67	$11.22	$11.14	$10.28	$9.37	$10.54
Class C Shares:
Net Assets	$47,621,803	$136,606,575	$48,743,063	$157,910,317	$3,130,957	$5,021,544
Shares of beneficial interest outstanding	4,608,811	12,712,614	4,574,685	15,862,030	345,216	498,616
Net Asset Value per share*	$10.33	$10.75	$10.65	$9.96	$9.07	$10.07
Class I Shares:
Net Assets	$2,500,640	$4,220,674	$1,042,711	$141,646,102	$22,292,554	$5,291,565
Shares of beneficial interest outstanding	241,877	392,538	98,223	14,185,687	2,452,927	528,636
Net Asset Value per share	$10.34	$10.75	$10.62	$9.99	$9.09	$10.01
Class P Shares:
Net Assets		$133,411,769		$516,483		$10,468,925
Shares of beneficial interest outstanding		12,374,165		51,748		1,047,072
Net Asset Value per share		$10.78		$9.98		$10.00
Advisor Class:
Net Assets	$152,149,395	$299,349,536	$137,744,411	$258,765,081	$1,923,592	$1,884,646
Shares of beneficial interest outstanding	14,695,473	27,804,476	12,901,484	25,866,712	211,791	186,776
Net Asset Value per share	$10.35	$10.77	$10.68	$10.00	$9.08	$10.09

*	Redemption price per share is equal to the Net Asset Value per share less any applicable contingent deferred sales charge.
(1)	The cost of foreign currency for Pacific Funds Strategic Income and Pacific Funds High Income was $6,667 and $788, respectively.
(2)	The Class A shares of Pacific Funds Short Duration Income, Pacific Funds Floating Rate Income, and Pacific Funds Limited Duration High Income are subject to a maximum 3.00% front-end sales charge. The Class A shares of Pacific Funds Core Income, Pacific Funds Strategic Income, and Pacific Funds High Income are subject to a maximum 4.25% front-end sales charge.

See Notes to Financial Statements

PACIFIC FUNDS

STATEMENTS OF ASSETS AND LIABILITIES (Continued)

SEPTEMBER 30, 2016 (Unaudited)

	Pacific Funds Large-Cap	Pacific Funds Large-Cap Value	Pacific Funds Small/Mid-Cap	Pacific Funds Small-Cap	Pacific Funds Small-Cap Value	Pacific Funds Small-Cap Growth
ASSETS
Investments, at cost	$7,281,763	$26,583,328	$51,015,523	$7,148,553	$32,215,811	$31,854,285
Investments, at value	$7,706,452	$27,876,482	$53,922,345	$7,539,466	$35,329,380	$34,174,747
Cash	—	—	703	10	20	34
Receivables:
Dividends and interest	7,103	31,914	32,261	7,231	56,978	6,587
Fund shares sold	17,182	40,494	92,351	76,348	55,141	25,702
Securities sold	—	309,061	84,876	31,662	124,497	103,697
Due from adviser	7,873	9,850	11,648	7,913	8,439	8,651
Prepaid expenses and other assets	33,369	35,288	38,468	33,122	33,173	33,154
Total Assets	7,771,979	28,303,089	54,182,652	7,695,752	35,607,628	34,352,572
LIABILITIES
Payables:
Fund shares redeemed	34,117	—	494,622	20,114	—	8,562
Securities purchased	—	106,164	—	23,435	115,547	90,461
Accrued advisory fees	3,445	14,960	37,439	4,963	24,519	23,922
Accrued administration fees	1,671	6,728	12,203	1,660	7,504	5,687
Accrued support service expenses	—	—	707	—	—	49
Accrued custodian fees and expenses	212	236	137	295	274	265
Accrued transfer agency out-of-pocket expenses	262	230	453	166	60	113
Accrued legal, audit and tax service fees	1,431	1,016	1,234	612	862	344
Accrued trustees’ fees and expenses and deferred compensation	21	7	—	9	13	—
Accrued distribution and/or service fees	291	259	694	75	65	45
Accrued other	1,516	1,690	3,117	2,984	2,429	1,891
Total Liabilities	42,966	131,290	550,606	54,313	151,273	131,339
NET ASSETS	$7,729,013	$28,171,799	$53,632,046	$7,641,439	$35,456,355	$34,221,233
NET ASSETS CONSIST OF:
Paid-in capital	$7,483,986	$26,677,080	$50,739,803	$7,256,537	$32,117,769	$31,680,121
Undistributed/accumulated net investment income (loss)	39,365	132,063	(6,414)	9,280	71,505	(38,567)
Undistributed/accumulated net realized gain (loss)	(219,027)	69,502	(8,165)	(15,291)	153,512	259,217
Net unrealized appreciation (depreciation) on investments and assets and liabilities in foreign currencies	424,689	1,293,154	2,906,822	390,913	3,113,569	2,320,462
NET ASSETS	$7,729,013	$28,171,799	$53,632,046	$7,641,439	$35,456,355	$34,221,233
Class A Shares:
Net Assets	$3,026,468	$1,521,456	$9,620,862	$1,446,197	$287,163	$272,536
Shares of beneficial interest outstanding	296,511	153,013	903,844	137,213	27,598	26,075
Net Asset Value per share*	$10.21	$9.94	$10.64	$10.54	$10.41	$10.45
Sales Charge — Maximum is 4.25% of offering price	0.45	0.44	0.47	0.47	0.46	0.46
Maximum offering price per share	$10.66	$10.38	$11.11	$11.01	$10.87	$10.91
Class C Shares:
Net Assets	$1,760,585	$1,878,555	$2,926,135	$289,274	$508,147	$79,565
Shares of beneficial interest outstanding	173,430	190,021	276,430	27,610	49,083	7,651
Net Asset Value per share*	$10.15	$9.89	$10.59	$10.48	$10.35	$10.40
Class P Shares:
Net Assets						$12,980,696
Shares of beneficial interest outstanding						1,238,354
Net Asset Value per share						$10.48
Advisor Class:
Net Assets	$1,143,251	$22,973,510	$29,308,576	$5,067,382	$25,326,340	$10,939,929
Shares of beneficial interest outstanding	111,786	2,307,301	2,751,387	480,231	2,427,538	1,043,256
Net Asset Value and offering price per share	$10.23	$9.96	$10.65	$10.55	$10.43	$10.49
Investor Class:
Net Assets	$700,006	$552,219	$3,653,785	$183,631	$98,445	$1,052,462
Shares of beneficial interest outstanding	68,694	55,542	343,803	17,445	9,464	100,633
Net Asset Value per share	$10.19	$9.94	$10.63	$10.53	$10.40	$10.46
Class S (formerly Institutional Class):
Net Assets	$1,098,703	$1,246,059	$8,122,688	$654,955	$9,236,260	$8,896,045
Shares of beneficial interest outstanding	107,457	125,018	762,515	62,079	885,955	848,361
Net Asset Value per share	$10.22	$9.97	$10.65	$10.55	$10.43	$10.49

*	Redemption price per share is equal to the Net Asset Value per share less any applicable contingent deferred sales charge.

See Notes to Financial Statements

PACIFIC FUNDS

STATEMENTS OF OPERATIONS

FOR THE SIX-MONTH PERIOD ENDED SEPTEMBER 30, 2016 (Unaudited)

	Pacific Funds Portfolio Optimization					Pacific Funds Diversified Alternatives
	Conservative	Moderate- Conservative	Moderate	Growth	Aggressive- Growth
INVESTMENT INCOME
Dividends from affiliated mutual fund investments	$620,781	$668,574	$1,206,881	$432,832	$—	$11,293
Dividends from mutual fund investments	3	2	6	5	1	—
Total Investment Income	620,784	668,576	1,206,887	432,837	1	11,293

EXPENSES
Advisory fees	375,406	534,970	1,509,597	1,072,878	317,502	6,290
Administration fees	281,554	401,228	1,132,198	804,659	238,127	4,718
Support services expenses	34,316	49,089	137,990	97,471	28,329	422
Shareholder report expenses	13,785	19,585	55,027	38,979	11,312	183
Distribution and/or service fees (1)
Class A	195,789	321,338	962,424	721,121	217,938	3,760
Class B	167,230	236,584	706,934	505,742	147,761
Class C	852,331	1,100,874	2,775,101	1,832,810	502,638	3,455
Class R	25,691	14,487	64,133	44,768	17,649
Transfer agency out-of-pocket expenses	16,927	23,996	67,413	47,637	14,156	211
Registration fees	39,987	39,929	52,129	47,272	40,006	20,557
Legal, audit and tax service fees	29,146	41,552	116,850	82,810	24,167	375
Trustees’ fees and expenses	10,282	14,686	41,259	29,149	8,468	127
Other	7,054	10,023	25,260	15,466	6,310	906
Total Expenses	2,049,498	2,808,341	7,646,315	5,340,762	1,574,363	41,004
Adviser Expense Reimbursement (2)	(151,705)	(198,860)	(496,414)	(361,945)	(132,716)	(14,918)
Net Expenses	1,897,793	2,609,481	7,149,901	4,978,817	1,441,647	26,086
NET INVESTMENT INCOME (LOSS)	(1,277,009)	(1,940,905)	(5,943,014)	(4,545,980)	(1,441,646)	(14,793)

NET REALIZED AND UNREALIZED GAIN (LOSS)
Net Realized Gain (Loss) On:
Investment security transactions in affiliated mutual funds	(1,848,989)	(2,168,716)	(4,417,721)	1,946,010	4,206,285	(83,434)
Net Realized Gain (Loss)	(1,848,989)	(2,168,716)	(4,417,721)	1,946,010	4,206,285	(83,434)

Change In Net Unrealized Appreciation (Depreciation) On:
Investment securities in affiliated mutual funds	20,324,242	30,185,711	90,320,967	63,487,382	15,361,999	403,611
Change in Net Unrealized Appreciation (Depreciation)	20,324,242	30,185,711	90,320,967	63,487,382	15,361,999	403,611
NET GAIN (LOSS)	18,475,253	28,016,995	85,903,246	65,433,392	19,568,284	320,177
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$17,198,244	$26,076,090	$79,960,232	$60,887,412	$18,126,638	$305,384

(1)	The Advisor Class shares are not subject to distribution and service fees (see Notes 1 and 6 in Notes to Financial Statements).
(2)	See Note 7B in Notes to Financial Statements.

See Notes to Financial Statements

PACIFIC FUNDS

STATEMENTS OF OPERATIONS (Continued)

FOR THE SIX-MONTH PERIOD ENDED SEPTEMBER 30, 2016 (Unaudited)

	Pacific Funds Short Duration Income	Pacific Funds Core Income	Pacific Funds Strategic Income	Pacific Funds Floating Rate Income	Pacific Funds Limited Duration High Income	Pacific Funds High Income
INVESTMENT INCOME
Dividends, net of foreign taxes withheld	$—	$—	$138,148	$—	$—	$77,392
Interest, net of foreign taxes withheld	3,290,758	11,641,309	5,140,317	17,897,639	828,030	3,004,284
Other	4,673	14,609	2,006	25,757	1,364	—
Total Investment Income	3,295,431	11,655,918	5,280,471	17,923,396	829,394	3,081,676

EXPENSES
Advisory fees	528,372	1,645,776	656,816	2,255,188	108,166	310,652
Administration fees	394,944	950,505	327,590	961,336	33,560	88,539
Support services expenses	22,636	56,333	19,121	62,955	2,799	11,700
Custodian fees and expenses	4,328	12,357	4,161	20,687	2,081	2,179
Shareholder report expenses	9,453	22,630	7,503	25,093	1,137	4,642
Distribution and/or service fees (1)
Class A	90,732	246,518	66,930	229,342	7,980	10,177
Class C	229,016	689,218	233,238	797,024	15,431	22,929
Transfer agency out-of-pocket expenses	11,143	27,290	9,186	30,409	1,361	5,628
Registration fees	42,553	55,954	35,020	47,395	26,564	28,383
Legal, audit and tax service fees	20,031	47,870	16,037	56,013	2,436	9,976
Trustees’ fees and expenses	6,761	16,754	5,663	18,704	837	3,469
Interest expense and commitment fee	—	—	—	68,625	—	—
Other	14,734	26,331	20,592	22,323	9,687	20,845
Total Expenses	1,374,703	3,797,536	1,401,857	4,595,094	212,039	519,119
Advisory Fee Waiver (2)	—	—	—	—	(3,328)	—
Adviser Expense Reimbursement (3)	(262,842)	(558,696)	(226,206)	(574,781)	(52,635)	(72,412)
Net Expenses	1,111,861	3,238,840	1,175,651	4,020,313	156,076	446,707
NET INVESTMENT INCOME (LOSS)	2,183,570	8,417,078	4,104,820	13,903,083	673,318	2,634,969

NET REALIZED AND UNREALIZED GAIN (LOSS)
Net Realized Gain (Loss) On:
Investment security transactions	522,888	3,605,610	(2,290,467)	2,656,655	(12,585)	(2,144,172)
Swap transactions	—	—	—	—	—	117,904
Net Realized Gain (Loss)	522,888	3,605,610	(2,290,467)	2,656,655	(12,585)	(2,026,268)

Change In Net Unrealized Appreciation (Depreciation) On:
Investment securities	1,790,740	13,665,233	14,423,545	12,399,687	855,093	9,434,458
Unfunded loan commitments	—	—	—	9,737	—	—
Swaps	—	—	—	—	—	15,521
Foreign currencies	—	—	(77)	—	—	(6)
Change in Net Unrealized Appreciation (Depreciation)	1,790,740	13,665,233	14,423,468	12,409,424	855,093	9,449,973
NET GAIN (LOSS)	2,313,628	17,270,843	12,133,001	15,066,079	842,508	7,423,705
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$4,497,198	$25,687,921	$16,237,821	$28,969,162	$1,515,826	$10,058,674

Foreign taxes withheld on dividends and interest	$825	$3,856	$—	$—	$—	$—

(1)	Class I, Class P, and Advisor Class shares are not subject to distribution and service fees (see Notes 1 and 6 in Notes to Financial Statements).
(2)	See Note 6 in Notes to Financial Statements.
(3)	See Note 7B in Notes to Financial Statements.

See Notes to Financial Statements

PACIFIC FUNDS

STATEMENTS OF OPERATIONS (Continued)

FOR THE SIX-MONTH PERIOD ENDED SEPTEMBER 30, 2016 (Unaudited)

	Pacific Funds Large-Cap	Pacific Funds Large-Cap Value	Pacific Funds Small/Mid-Cap	Pacific Funds Small-Cap	Pacific Funds Small-Cap Value	Pacific Funds Small-Cap Growth
INVESTMENT INCOME
Dividends, net of foreign taxes withheld	$72,653	$202,421	$168,715	$26,113	$166,400	$60,186
Interest, net of foreign taxes withheld	49	653	—	146	804	1,004
Total Investment Income	72,702	203,074	168,715	26,259	167,204	61,190

EXPENSES
Advisory fees	21,287	52,763	128,173	15,868	80,502	85,321
Administration fees	8,748	23,501	41,847	5,166	24,161	20,153
Support services expenses	1,513	948	1,032	886	943	403
Custodian fees and expenses	136	350	352	324	346	423
Shareholder report expenses	666	414	512	396	414	194
Distribution and/or service fees (1)
Class A	2,971	1,194	10,578	1,430	236	204
Class C	5,641	6,163	8,164	896	1,270	286
Investor Class	880	671	3,861	98	103	1,257
Transfer agency out-of-pocket expenses	880	552	469	562	347	418
Registration fees	35,999	35,937	35,946	35,933	35,945	35,957
Legal, audit and tax service fees	1,243	844	1,122	781	751	387
Trustees’ fees and expenses	487	305	254	344	156	271
Offering expenses	13,469	13,469	13,469	13,468	13,469	13,468
Other	1,889	1,643	2,931	3,101	2,566	1,974
Total Expenses	95,809	138,754	248,710	79,253	161,209	160,716
Advisory Fee Waiver (2)	(3,275)	—	—	—	—	—
Adviser Expense Reimbursement (3)	(59,197)	(62,296)	(68,134)	(57,352)	(61,552)	(57,650)
Net Expenses	33,337	76,458	180,576	21,901	99,657	103,066
NET INVESTMENT INCOME (LOSS)	39,365	126,616	(11,861)	4,358	67,547	(41,876)

NET REALIZED AND UNREALIZED GAIN (LOSS)
Net Realized Gain (Loss) On:
Investment security transactions	(84,360)	80,619	(2,974)	(2,352)	173,802	282,796
Net Realized Gain (Loss)	(84,360)	80,619	(2,974)	(2,352)	173,802	282,796

Change In Net Unrealized Appreciation (Depreciation) On:
Investment securities	341,514	1,201,010	2,607,322	363,438	3,077,434	2,314,806
Change in Net Unrealized Appreciation (Depreciation)	341,514	1,201,010	2,607,322	363,438	3,077,434	2,314,806
NET GAIN (LOSS)	257,154	1,281,629	2,604,348	361,086	3,251,236	2,597,602
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$296,519	$1,408,245	$2,592,487	$365,444	$3,318,783	$2,555,726

Foreign taxes withheld on dividends and interest	$62	$412	$174	$—	$—	$—

(1)	The Class P, Advisor, and Class S shares are not subject to distribution and service fees (see Notes 1 and 6 in Notes to Financial Statements).
(2)	See Note 6 in Notes to Financial Statements.
(3)	See Note 7B in Notes to Financial Statements.

See Notes to Financial Statements

PACIFIC FUNDS

STATEMENTS OF CHANGES IN NET ASSETS

	Pacific Funds Portfolio Optimization Conservative		Pacific Funds Portfolio Optimization Moderate-Conservative		Pacific Funds Portfolio Optimization Moderate
	Six-Month Period Ended September 30, 2016 (1)	Year Ended March 31, 2016	Six-Month Period Ended September 30, 2016 (1)	Year Ended March 31, 2016	Six-Month Period Ended September 30, 2016 (1)	Year Ended March 31, 2016
OPERATIONS
Net investment income (loss)	($1,277,009)	$6,207,397	($1,940,905)	$9,467,856	($5,943,014)	$23,737,275
Net realized gain (loss)	(1,848,989)	6,825,195	(2,168,716)	14,146,859	(4,417,721)	61,097,352
Change in net unrealized appreciation (depreciation)	20,324,242	(22,221,300)	30,185,711	(37,664,761)	90,320,967	(132,517,065)
Net Increase (Decrease) in Net Assets Resulting from Operations	17,198,244	(9,188,708)	26,076,090	(14,050,046)	79,960,232	(47,682,438)

DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS
Net investment income
Class A	—	(3,904,624)	—	(6,508,735)	—	(16,790,588)
Class B	—	(705,520)	—	(932,057)	—	(2,304,983)
Class C	—	(3,620,549)	—	(4,371,819)	—	(8,854,712)
Class R	—	(233,548)	—	(138,296)	—	(450,122)
Advisor Class	—	(135,864)	—	(149,204)	—	(499,724)
Net realized gains
Class A	—	(1,464,958)	—	(7,380,485)	—	(33,710,166)
Class B	—	(334,902)	—	(1,376,966)	—	(6,330,818)
Class C	—	(1,747,944)	—	(6,468,248)	—	(24,455,786)
Class R	—	(97,645)	—	(172,228)	—	(1,001,296)
Advisor Class	—	(47,371)	—	(158,780)	—	(914,566)
Net Decrease from Dividends and Distributions to Shareholders	—	(12,292,925)	—	(27,656,818)	—	(95,312,761)

CAPITAL SHARE TRANSACTIONS
Proceeds from sale of shares
Class A	11,890,191	39,128,909	17,476,723	47,922,900	38,417,928	116,741,636
Class B	1,489,103	6,925,517	1,090,205	6,535,490	3,711,455	15,856,471
Class C	10,336,588	39,002,555	9,407,081	35,754,897	24,001,996	84,727,408
Class R	1,016,629	1,932,425	510,642	1,375,825	2,596,756	7,577,848
Advisor Class	685,838	1,610,009	1,259,301	2,225,824	1,436,016	8,588,539
Dividends and distribution reinvestments
Class A	—	5,250,529	—	13,595,937	—	49,999,360
Class B	—	977,663	—	2,244,758	—	8,445,179
Class C	—	5,115,687	—	10,460,939	—	32,355,435
Class R	—	331,193	—	310,524	—	1,451,418
Advisor Class	—	106,229	—	218,922	—	1,168,221
Cost of shares repurchased
Class A	(18,469,780)	(51,179,411)	(31,939,110)	(63,408,157)	(93,462,611)	(167,614,855)
Class B	(4,147,375)	(10,241,258)	(4,264,836)	(8,755,562)	(14,847,657)	(27,549,588)
Class C	(24,866,183)	(52,611,485)	(24,387,663)	(48,371,128)	(61,654,146)	(111,070,721)
Class R	(1,094,233)	(3,425,328)	(819,652)	(2,347,409)	(3,397,064)	(9,685,326)
Advisor Class	(1,565,322)	(4,339,090)	(1,528,262)	(2,670,632)	(5,136,535)	(9,838,319)
Net Increase (Decrease) in Net Assets from Capital Share Transactions	(24,724,544)	(21,415,856)	(33,195,571)	(4,906,872)	(108,333,862)	1,152,706
NET INCREASE (DECREASE) IN NET ASSETS	(7,526,300)	(42,897,489)	(7,119,481)	(46,613,736)	(28,373,630)	(141,842,493)

NET ASSETS
Beginning of Year or Period	376,665,993	419,563,482	534,759,414	581,373,150	1,514,698,209	1,656,540,702
End of Year or Period	$369,139,693	$376,665,993	$527,639,933	$534,759,414	$1,486,324,579	$1,514,698,209
Undistributed/Accumulated Net Investment Income (Loss)	($1,676,821)	($399,812)	($2,792,767)	($851,862)	($8,539,334)	($2,596,320)

(1)	Unaudited.

See Notes to Financial Statements

PACIFIC FUNDS

STATEMENTS OF CHANGES IN NET ASSETS (Continued)

	Pacific Funds Portfolio Optimization Growth		Pacific Funds Portfolio Optimization Aggressive-Growth		Pacific Funds Diversified Alternatives
	Six-Month Period Ended September 30, 2016 (1)	Year Ended March 31, 2016	Six-Month Period Ended September 30, 2016 (1)	Year Ended March 31, 2016	Six-Month Period Ended September 30, 2016 (1)	Year Ended March 31, 2016
OPERATIONS
Net investment income (loss)	($4,545,980)	$10,547,317	($1,441,646)	$2,330,611	($14,793)	$210,435
Net realized gain (loss)	1,946,010	57,827,730	4,206,285	14,775,806	(83,434)	(167,542)
Change in net unrealized appreciation (depreciation)	63,487,382	(111,596,219)	15,361,999	(33,442,284)	403,611	(34,634)
Net Increase (Decrease) in Net Assets Resulting from Operations	60,887,412	(43,221,172)	18,126,638	(16,335,867)	305,384	8,259

DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS
Net investment income
Class A	—	(9,672,579)	—	(3,216,598)	—	(97,476)
Class B	—	(1,162,795)	—	(347,881)
Class C	—	(4,178,994)	—	(1,159,802)	—	(19,607)
Class R	—	(283,644)	—	(124,319)
Advisor Class	—	(252,100)	—	(201,505)	—	(98,021)
Net realized gains
Class A	—	(34,069,914)	—	(2,096,384)	—	(5,998)
Class B	—	(6,327,240)	—	(392,900)
Class C	—	(22,532,059)	—	(1,274,589)	—	(2,348)
Class R	—	(1,116,465)	—	(93,025)
Advisor Class	—	(821,857)	—	(116,716)	—	(9,253)
Net Decrease from Dividends and Distributions to Shareholders	—	(80,417,647)	—	(9,023,719)	—	(232,703)

CAPITAL SHARE TRANSACTIONS
Proceeds from sale of shares
Class A	26,892,964	83,995,286	8,670,152	29,404,009	347,636	2,050,406
Class B	3,207,565	9,907,249	1,358,495	4,362,107
Class C	14,027,196	50,635,083	6,661,223	20,706,552	705,363	285,780
Class R	1,229,898	4,037,759	765,527	1,818,983
Advisor Class	1,168,310	10,834,944	2,716,768	5,273,055	414,007	376,294
Dividends and distribution reinvestments
Class A	—	43,328,751	—	5,249,516	—	64,767
Class B	—	7,294,906	—	730,892
Class C	—	25,933,496	—	2,352,130	—	15,094
Class R	—	1,400,109	—	217,344
Advisor Class	—	879,861	—	289,976	—	107,274
Cost of shares repurchased
Class A	(56,694,105)	(100,116,980)	(14,124,436)	(27,787,173)	(1,225,657)	(371,869)
Class B	(10,631,689)	(22,060,055)	(3,750,713)	(8,359,195)
Class C	(40,592,943)	(65,186,413)	(12,473,460)	(24,540,419)	(199,932)	(171,556)
Class R	(2,789,100)	(6,399,820)	(907,743)	(3,269,903)
Advisor Class	(3,947,356)	(8,143,181)	(4,032,463)	(4,514,480)	(137,924)	(1,652,131)
Net Increase (Decrease) in Net Assets from Capital Share Transactions	(68,129,260)	36,340,995	(15,116,650)	1,933,394	(96,507)	704,059
NET INCREASE (DECREASE) IN NET ASSETS	(7,241,848)	(87,297,824)	3,009,988	(23,426,192)	208,877	479,615

NET ASSETS
Beginning of Year or Period	1,069,485,879	1,156,783,703	315,199,280	338,625,472	6,273,170	5,793,555
End of Year or Period	$1,062,244,031	$1,069,485,879	$318,209,268	$315,199,280	$6,482,047	$6,273,170
Undistributed/Accumulated Net Investment Income (Loss)	($6,713,114)	($2,167,134)	($2,098,730)	($657,084)	($16,108)	($1,315)

(1)	Unaudited.

See Notes to Financial Statements

PACIFIC FUNDS

STATEMENTS OF CHANGES IN NET ASSETS (Continued)

	Pacific Funds Short Duration Income		Pacific Funds Core Income		Pacific Funds Strategic Income
	Six-Month Period Ended September 30, 2016 (1)	Year Ended March 31, 2016	Six-Month Period Ended September 30, 2016 (1)	Year Ended March 31, 2016	Six-Month Period Ended September 30, 2016 (1)	Year Ended March 31, 2016
OPERATIONS
Net investment income (loss)	$2,183,570	$2,787,948	$8,417,078	$17,960,091	$4,104,820	$8,915,648
Net realized gain (loss)	522,888	(3,090,621)	3,605,610	(19,731,308)	(2,290,467)	(9,377,645)
Change in net unrealized appreciation (depreciation)	1,790,740	1,156,485	13,665,233	(2,012,536)	14,423,468	(6,372,375)
Net Increase (Decrease) in Net Assets Resulting from Operations	4,497,198	853,812	25,687,921	(3,783,753)	16,237,821	(6,834,372)

DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS
Net investment income
Class A	(599,246)	(892,384)	(2,522,240)	(6,187,597)	(1,034,487)	(2,415,258)
Class C	(205,980)	(321,233)	(1,244,410)	(3,695,540)	(725,940)	(1,539,797)
Class I	(18,315)	(32,531)	(56,569)	(123,656)	(22,571)	(57,518)
Class P			(761,753)	(477,842)
Advisor Class	(1,376,416)	(1,529,240)	(3,898,089)	(7,477,502)	(2,434,001)	(4,879,588)
Net realized gains
Class A	—	—	—	—	—	—
Class C	—	—	—	—	—	—
Class I	—	—	—	—	—	—
Class P			—	—
Advisor Class	—	—	—	—	—	—
Net Decrease from Dividends and Distributions to Shareholders	(2,199,957)	(2,775,388)	(8,483,061)	(17,962,137)	(4,216,999)	(8,892,161)

CAPITAL SHARE TRANSACTIONS
Proceeds from sale of shares
Class A	26,052,829	52,194,546	29,342,337	72,011,353	15,182,882	31,501,290
Class C	11,003,118	24,749,265	11,183,748	30,629,713	7,518,253	17,608,826
Class I	923,167	812,407	828,146	1,241,695	199,961	123,228,346
Class P			126,476,416	17,836,568
Advisor Class	58,136,180	120,974,490	96,516,530	163,576,472	48,464,848	329,627
Dividends and distribution reinvestments
Class A	562,780	774,312	2,327,673	5,746,936	963,896	2,252,968
Class C	186,829	305,231	1,101,017	3,369,932	656,970	1,448,846
Class I	17,226	32,247	56,246	123,113	21,511	4,414,462
Class P			761,753	477,842
Advisor Class	1,223,625	1,296,101	2,721,923	5,474,042	2,123,019	55,406
Cost of shares repurchased
Class A	(23,635,647)	(31,534,279)	(38,118,003)	(92,528,818)	(11,321,854)	(28,395,048)
Class C	(8,152,518)	(11,966,152)	(20,136,439)	(70,900,945)	(6,231,590)	(14,506,198)
Class I	(148,882)	(640,633)	(352,721)	(1,455,198)	(188,275)	(70,036,812)
Class P			(10,335,610)	(1,721,609)
Advisor Class	(37,907,343)	(43,939,996)	(56,916,396)	(131,518,326)	(34,779,873)	(710,751)
Net Increase (Decrease) in Net Assets from Capital Share Transactions	28,261,364	113,057,539	145,456,620	2,362,770	22,609,748	67,190,962
NET INCREASE (DECREASE) IN NET ASSETS	30,558,605	111,135,963	162,661,480	(19,383,120)	34,630,570	51,464,429

NET ASSETS
Beginning of Year or Period	244,806,820	133,670,857	606,179,126	625,562,246	212,927,208	161,462,779
End of Year or Period	$275,365,425	$244,806,820	$768,840,606	$606,179,126	$247,557,778	$212,927,208
Undistributed/Accumulated Net Investment Income (Loss)	$12,080	$28,467	$52,077	$118,060	($47,286)	$64,893

(1)	Unaudited.

See Notes to Financial Statements

PACIFIC FUNDS

STATEMENTS OF CHANGES IN NET ASSETS (Continued)

	Pacific Funds Floating Rate Income		Pacific Funds Limited Duration High Income		Pacific Funds High Income
	Six-Month Period Ended September 30, 2016 (1)	Year Ended March 31, 2016	Six-Month Period Ended September 30, 2016 (1)	Year Ended March 31, 2016	Six-Month Period Ended September 30, 2016 (1)	Year Ended March 31, 2016
OPERATIONS
Net investment income (loss)	$13,903,083	$28,119,514	$673,318	$1,651,089	$2,634,969	$6,895,189
Net realized gain (loss)	2,656,655	(40,657,299)	(12,585)	(3,190,377)	(2,026,268)	(7,360,650)
Change in net unrealized appreciation (depreciation)	12,409,424	16,316,885	855,093	329,629	9,449,973	(9,146,868)
Net Increase (Decrease) in Net Assets Resulting from Operations	28,969,162	3,779,100	1,515,826	(1,209,659)	10,058,674	(9,612,329)

DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS
Net investment income
Class A	(3,690,980)	(8,001,104)	(124,672)	(301,881)	(203,863)	(344,925)
Class C	(2,632,160)	(5,426,961)	(49,486)	(127,205)	(113,397)	(173,195)
Class I	(2,377,793)	(4,062,226)	(464,370)	(1,025,782)	(87,388)	(9,340)
Class P	(11,293)	(20,218)			(2,167,316)	(5,793,264)
Advisor Class	(5,299,330)	(10,641,012)	(41,828)	(205,543)	(52,294)	(131,878)
Net realized gains
Class A	—	—	—	—	—	—
Class C	—	—	—	—	—	—
Class I	—	—	—	—	—	—
Class P	—	—			—	—
Advisor Class	—	—	—	—	—	—
Net Decrease from Dividends and Distributions to Shareholders	(14,011,556)	(28,151,521)	(680,356)	(1,660,411)	(2,624,258)	(6,452,602)

CAPITAL SHARE TRANSACTIONS
Proceeds from sale of shares
Class A	15,619,031	57,572,103	733,809	4,475,132	2,225,216	13,088,825
Class C	10,134,082	35,227,123	277,356	982,447	1,007,160	985,964
Class I	53,169,804	30,632,229	83,760	28,368	5,212,876	9,700
Class P	101,943	302,213			5,801,465	107,612,767
Advisor Class	88,653,144	108,596,290	413,636	3,629,483	499,366	906,132
Dividends and distribution reinvestments
Class A	3,463,074	7,543,692	122,390	278,229	202,769	335,187
Class C	2,413,391	4,943,539	46,787	123,103	110,860	170,845
Class I	2,103,643	3,960,071	464,370	1,025,782	87,354	9,340
Class P	11,293	20,218			2,167,316	5,793,190
Advisor Class	4,695,774	9,527,717	41,689	203,536	50,235	128,245
Cost of shares repurchased
Class A	(37,799,257)	(82,208,193)	(3,275,781)	(3,854,454)	(6,706,199)	(8,242,638)
Class C	(19,423,351)	(53,027,060)	(373,879)	(1,390,787)	(720,022)	(1,755,791)
Class I	(7,807,556)	(27,869,021)	(18,058)	(35,989)	(185,632)	(166,524)
Class P	(176,792)	(434,287)			(117,935,798)	(23,831,252)
Advisor Class	(71,278,561)	(148,263,600)	(557,780)	(7,144,202)	(445,782)	(2,827,087)
Net Increase (Decrease) in Net Assets from Capital Share Transactions	43,879,662	(53,476,966)	(2,041,701)	(1,679,352)	(108,628,816)	92,216,903
NET INCREASE (DECREASE) IN NET ASSETS	58,837,268	(77,849,387)	(1,206,231)	(4,549,422)	(101,194,400)	76,151,972

NET ASSETS
Beginning of Year or Period	676,691,178	754,540,565	33,799,241	38,348,663	130,437,665	54,285,693
End of Year or Period	$735,528,446	$676,691,178	$32,593,010	$33,799,241	$29,243,265	$130,437,665
Undistributed/Accumulated Net Investment Income (Loss)	$71,363	$179,836	$3,136	$10,174	($156,092)	($166,803)

(1)	Unaudited.

See Notes to Financial Statements

PACIFIC FUNDS

STATEMENTS OF CHANGES IN NET ASSETS (Continued)

	Pacific Funds Large-Cap (1)			Pacific Funds Large-Cap Value (1)
	Six-Month Period Ended September 30, 2016 (2)	Period Ended March 31, 2016	Period Ended November 30, 2015	Six-Month Period Ended September 30, 2016 (2)	Period Ended March 31, 2016	Period Ended November 30, 2015
OPERATIONS
Net investment income (loss)	$39,365	$14,164	$20,210	$126,616	$6,957	$6,447
Net realized gain (loss)	(84,360)	(86,266)	(48,401)	80,619	(7,797)	(3,320)
Change in net unrealized appreciation (depreciation)	341,514	55,075	28,100	1,201,010	95,006	(2,862)
Net Increase (Decrease) in Net Assets Resulting from Operations	296,519	(17,027)	(91)	1,408,245	94,166	265

DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS
Net investment income
Class A	—	—		—	—
Class C	—	—		—	—
Advisor Class	—	—		—	—
Investor Class	—	(8,940)	—	—	(13,490)	—
Class S (formerly Institutional Class)	—	(30,967)	—	—	—
Net realized gains
Class A	—	—		—	—
Class C	—	—		—	—
Advisor Class	—	—		—	—
Investor Class	—	—	—	—	—	—
Class S (formerly Institutional Class)	—	—	—	—	—
Return of Capital
Class A	—	—		—	—
Class C	—	—		—	—
Advisor Class	—	—		—	—
Investor Class	—	(696)	—	—	—	—
Class S (formerly Institutional Class)	—	(2,409)	—	—	—
Net Decrease from Dividends and Distributions to Shareholders	—	(43,012)	—	—	(13,490)	—

CAPITAL SHARE TRANSACTIONS
Proceeds from sale of shares
Class A	2,705,450	632,295		1,045,760	468,856
Class C	1,218,694	513,265		1,393,370	455,798
Advisor Class	542,462	555,638		21,066,694	725,406
Investor Class	30,000	58,500	635,284	22,145	26,102	500,000
Class S (formerly Institutional Class)	91,313	31,500	1,902,333	984,695	210,000
Dividends and distribution reinvestments
Class A	—	—		—	—
Class C	—	—		—	—
Advisor Class	—	—		—	—
Investor Class	—	9,636	—	—	13,490	—
Class S (formerly Institutional Class)	—	33,376	—	—	—
Cost of shares repurchased
Class A	(350,138)	(104,757)		(67,345)	—
Class C	(33,056)	(2,811)		(39,990)	(2,799)
Advisor Class	(11,186)	—		(97,817)	—
Investor Class	(43,042)	—	(5,030)	(10,871)	—	—
Class S (formerly Institutional Class)	(911,236)	—	(5,866)	(10,881)	—
Net Increase (Decrease) in Net Assets from Capital Share Transactions	3,239,261	1,726,642	2,526,721	24,285,760	1,896,853	500,000
NET INCREASE (DECREASE) IN NET ASSETS	3,535,780	1,666,603	2,526,630	25,694,005	1,977,529	500,265

NET ASSETS
Beginning of Periods	4,193,233	2,526,630	—	2,477,794	500,265	—
End of Periods	$7,729,013	$4,193,233	$2,526,630	$28,171,799	$2,477,794	$500,265
Undistributed/Accumulated Net Investment Income (Loss)	$39,365	$—	$20,210	$132,063	$5,447	$6,447

(1)	Because of the change in fiscal year end from November 30 to March 31 for the Fund, the following periods are shown for the Fund: (i) the period from December 31, 2014 through November 30, 2015, which reflects the fiscal year end for the Predecessor Fund prior to the reorganization, (ii) the period from December 1, 2015 through March 31, 2016, which reflects the change in fiscal year end for the Fund upon the reorganization, and (iii) the six-month period ended September 30, 2016 (see Note 1 in Notes to Financial Statements).
(2)	Unaudited.

See Notes to Financial Statements

PACIFIC FUNDS

STATEMENTS OF CHANGES IN NET ASSETS (Continued)

	Pacific Funds Small/Mid-Cap (1)			Pacific Funds Small-Cap (1)
	Six-Month Period Ended September 30, 2016 (2)	Period Ended March 31, 2016	Period Ended November 30, 2015	Six-Month Period Ended September 30, 2016 (2)	Period Ended March 31, 2016	Period Ended November 30, 2015
OPERATIONS
Net investment income (loss)	($11,861)	$989	$601	$4,358	$1,086	$1,117
Net realized gain (loss)	(2,974)	(5,191)	2,560	(2,352)	(10,991)	(1,948)
Change in net unrealized appreciation (depreciation)	2,607,322	278,645	20,855	363,438	10,916	16,559
Net Increase (Decrease) in Net Assets Resulting from Operations	2,592,487	274,443	24,016	365,444	1,011	15,728

DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS
Net investment income
Class A	—	—		—	—
Class C	—	—		—	—
Advisor Class	—	—		—	—
Investor Class	—	—		—	—
Class S (formerly Institutional Class)	—	(1,676)	—	—	(2,814)	—
Net realized gains
Class A	—	—		—	—
Class C	—	—		—	—
Advisor Class	—	—		—	—
Investor Class	—	—		—	—
Class S (formerly Institutional Class)	—	(2,560)	—	—	—	—
Net Decrease from Dividends and Distributions to Shareholders	—	(4,236)	—	—	(2,814)	—

CAPITAL SHARE TRANSACTIONS
Proceeds from sale of shares
Class A	8,322,796	2,151,274		1,024,984	314,370
Class C	2,340,487	556,105		214,050	121,394
Advisor Class	28,094,974	1,889,964		4,806,628	162,664
Investor Class	1,524,208	2,210,352		167,500	17,601
Class S (formerly Institutional Class)	6,912,122	210,000	500,000	115,500	10,000	500,000
Dividends and distribution reinvestments
Class A	—	—		—	—
Class C	—	—		—	—
Advisor Class	—	—		—	—
Investor Class	—	—		—	—
Class S (formerly Institutional Class)	—	4,236	—	—	2,814	—
Cost of shares repurchased
Class A	(1,590,631)	(22,479)		(11,077)	—
Class C	(71,436)	(50,000)		(69,616)	—
Advisor Class	(1,837,165)	(301)		(71,564)	(21,047)
Investor Class	(388,157)	—		(11,055)	—
Class S (formerly Institutional Class)	(11,013)	—	—	(11,076)	—	—
Net Increase (Decrease) in Net Assets from Capital Share Transactions	43,296,185	6,949,151	500,000	6,154,274	607,796	500,000
NET INCREASE (DECREASE) IN NET ASSETS	45,888,672	7,219,358	524,016	6,519,718	605,993	515,728

NET ASSETS
Beginning of Periods	7,743,374	524,016	—	1,121,721	515,728	—
End of Periods	$53,632,046	$7,743,374	$524,016	$7,641,439	$1,121,721	$515,728
Undistributed/Accumulated Net Investment Income (Loss)	($6,414)	$5,447	$601	$9,280	$4,922	$1,117

(1)	Because of the change in fiscal year end from November 30 to March 31 for the Fund, the following periods are shown for the Fund: (i) the period from December 31, 2014 through November 30, 2015, which reflects the fiscal year end for the Predecessor Fund prior to the reorganization, (ii) the period from December 1, 2015 through March 31, 2016, which reflects the change in fiscal year end for the Fund upon the reorganization, and (iii) the six-month period ended September 30, 2016 (see Note 1 in Notes to Financial Statements).
(2)	Unaudited.

See Notes to Financial Statements

PACIFIC FUNDS

STATEMENTS OF CHANGES IN NET ASSETS (Continued)

	Pacific Funds Small-Cap Value (1)			Pacific Funds Small-Cap Growth (1)
	Six-Month Period Ended September 30, 2016 (2)	Period Ended March 31, 2016	Period Ended November 30, 2015	Six-Month Period Ended September 30, 2016 (2)	Period Ended March 31, 2016	Period Ended November 30, 2015
OPERATIONS
Net investment income (loss)	$67,547	$3,326	$3,320	($41,876)	($2,224)	($6,672)
Net realized gain (loss)	173,802	(20,102)	6,946	282,796	(23,579)	480
Change in net unrealized appreciation (depreciation)	3,077,434	31,275	4,860	2,314,806	(43,014)	48,670
Net Increase (Decrease) in Net Assets Resulting from Operations	3,318,783	14,499	15,126	2,555,726	(68,817)	42,478

DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS
Net investment income
Class A	—	—		—	—
Class C	—	—		—	—
Class P				—
Advisor Class	—	—		—	—
Investor Class	—	—		—	—	—
Class S (formerly Institutional Class)	—	(8,220)	—	—	—
Net realized gains
Class A	—	—		—	—
Class C	—	—		—	—
Class P				—
Advisor Class	—	—		—	—
Investor Class	—	—		—	—	—
Class S (formerly Institutional Class)	—	(7,135)	—	—	—	—
Net Decrease from Dividends and Distributions to Shareholders	—	(15,355)	—	—	—	—

CAPITAL SHARE TRANSACTIONS
Proceeds from sale of shares
Class A	175,636	135,641		228,574	41,238
Class C	388,348	114,721		54,571	32,377
Class P				14,017,388
Advisor Class	22,517,903	242,304		9,508,383	226,672
Investor Class	42,000	54,000		2,102	10,000	1,004,459
Class S (formerly Institutional Class)	7,591,337	440,308	698,654	7,796,632	410,000
Dividends and distribution reinvestments
Class A	—	—		—	—
Class C	—	—		—	—
Class P				—
Advisor Class	—	—		—	—
Investor Class	—	—		—	—	—
Class S (formerly Institutional Class)	—	15,355	—	—	—
Cost of shares repurchased
Class A	(53,414)	—		(14,755)	—
Class C	(22,280)	—		(13,524)	—
Class P				(1,571,139)
Advisor Class	(12,707)	—		(19,590)	—
Investor Class	(11,261)	—		(10,765)	—	—
Class S (formerly Institutional Class)	(185,045)	(340)	(7,858)	(10,777)	—
Net Increase (Decrease) in Net Assets from Capital Share Transactions	30,430,517	1,001,989	690,796	29,967,100	720,287	1,004,459
NET INCREASE (DECREASE) IN NET ASSETS	33,749,300	1,001,133	705,922	32,522,826	651,470	1,046,937

NET ASSETS
Beginning of Periods	1,707,055	705,922	—	1,698,407	1,046,937	—
End of Periods	$35,456,355	$1,707,055	$705,922	$34,221,233	$1,698,407	$1,046,937
Undistributed/Accumulated Net Investment Income (Loss)	$71,505	$3,958	$3,320	($38,567)	$3,309	$—

(1)	Because of the change in fiscal year end from November 30 to March 31 for the Fund, the following periods are shown for the Fund: (i) the period from December 31, 2014 through November 30, 2015, which reflects the fiscal year end for the Predecessor Fund prior to the reorganization, (ii) the period from December 1, 2015 through March 31, 2016, which reflects the change in fiscal year end for the Fund upon the reorganization, and (iii) the six-month period ended September 30, 2016 (see Note 1 in Notes to Financial Statements).
(2)	Unaudited.

See Notes to Financial Statements

PACIFIC FUNDS

FINANCIAL HIGHLIGHTS

Selected per share, ratios and supplemental data for each year or period ended, were as follows:

Fund		Selected Per Share Data								Ratios to Average Net Assets			Supplemental Data
		Investment Operations				Distributions
For the Year or Period Ended (1)	Net Asset Value, Beginning of Year or Period	Net Investment Income (Loss) (2)		Net Realized and Unrealized Gain (Loss)	Total	Net Investment Income	Capital Gains	Total	Net Asset Value, End of Year or Period	Expenses Before Reductions (3)	Expenses After Reductions (3), (4)	Net Investment Income (Loss) (3)	Total Returns (5)	Net Assets, End of Year or Period (in thousands)	Portfolio Turnover Rates
Pacific Funds Portfolio Optimization Conservative
Class A
4/1/2016 - 9/30/2016 (6)	$10.63	($0.01)		$0.53	$0.52	$—	$—	$—	$11.15	0.68%	0.60%	(0.27%)	4.79%	$155,631	44%
4/1/2015 - 3/31/2016	11.22	0.22		(0.43)	(0.21)	(0.28)	(0.10)	(0.38)	10.63	0.67%	0.60%	1.99%	(1.73%)	154,762	42%
4/1/2014 - 3/31/2015	11.29	0.16		0.26	0.42	(0.23)	(0.26)	(0.49)	11.22	0.68%	0.60%	1.44%	3.71%	169,945	17%
4/1/2013 - 3/31/2014	11.40	0.10		0.10	0.20	(0.15)	(0.16)	(0.31)	11.29	0.70%	0.60%	0.90%	1.78%	190,492	11%
4/1/2012 - 3/31/2013	11.07	0.23		0.49	0.72	(0.34)	(0.05)	(0.39)	11.40	0.71%	0.60%	2.01%	6.57%	230,646	27%
4/1/2011 - 3/31/2012	10.87	0.22		0.29	0.51	(0.28)	(0.03)	(0.31)	11.07	0.73%	0.60%	1.99%	4.80%	182,912	10%
Class B
4/1/2016 - 9/30/2016 (6)	$10.45	($0.05)		$0.52	$0.47	$—	$—	$—	$10.92	1.43%	1.35%	(1.02%)	4.50%	$32,498	44%
4/1/2015 - 3/31/2016	11.05	0.13		(0.41)	(0.28)	(0.22)	(0.10)	(0.32)	10.45	1.42%	1.35%	1.24%	(2.51%)	33,675	42%
4/1/2014 - 3/31/2015	11.14	0.08		0.25	0.33	(0.16)	(0.26)	(0.42)	11.05	1.43%	1.35%	0.69%	3.00%	37,979	17%
4/1/2013 - 3/31/2014	11.27	0.02		0.10	0.12	(0.09)	(0.16)	(0.25)	11.14	1.45%	1.35%	0.15%	1.06%	39,160	11%
4/1/2012 - 3/31/2013	10.96	0.14		0.50	0.64	(0.28)	(0.05)	(0.33)	11.27	1.46%	1.35%	1.27%	5.89%	41,999	27%
4/1/2011 - 3/31/2012	10.78	0.13		0.29	0.42	(0.21)	(0.03)	(0.24)	10.96	1.48%	1.35%	1.24%	4.02%	33,122	10%
Class C
4/1/2016 - 9/30/2016 (6)	$10.44	($0.05)		$0.53	$0.48	$—	$—	$—	$10.92	1.43%	1.35%	(1.02%)	4.50%	$166,173	44%
4/1/2015 - 3/31/2016	11.05	0.13		(0.42)	(0.29)	(0.22)	(0.10)	(0.32)	10.44	1.42%	1.35%	1.24%	(2.51%)	173,137	42%
4/1/2014 - 3/31/2015	11.13	0.08		0.26	0.34	(0.16)	(0.26)	(0.42)	11.05	1.43%	1.35%	0.69%	3.09%	191,946	17%
4/1/2013 - 3/31/2014	11.26	0.02		0.10	0.12	(0.09)	(0.16)	(0.25)	11.13	1.45%	1.35%	0.15%	1.04%	204,180	11%
4/1/2012 - 3/31/2013	10.96	0.14		0.49	0.63	(0.28)	(0.05)	(0.33)	11.26	1.46%	1.35%	1.22%	5.84%	220,688	27%
4/1/2011 - 3/31/2012	10.77	0.13		0.30	0.43	(0.21)	(0.03)	(0.24)	10.96	1.48%	1.35%	1.24%	4.08%	158,748	10%
Class R
4/1/2016 - 9/30/2016 (6)	$10.57	($0.03)		$0.53	$0.50	$—	$—	$—	$11.07	0.93%	0.85%	(0.52%)	4.73%	$10,517	44%
4/1/2015 - 3/31/2016	11.16	0.19		(0.42)	(0.23)	(0.26)	(0.10)	(0.36)	10.57	0.92%	0.85%	1.74%	(2.05%)	10,116	42%
4/1/2014 - 3/31/2015	11.24	0.14		0.25	0.39	(0.21)	(0.26)	(0.47)	11.16	0.93%	0.85%	1.19%	3.48%	11,820	17%
4/1/2013 - 3/31/2014	11.36	0.07		0.10	0.17	(0.13)	(0.16)	(0.29)	11.24	0.95%	0.85%	0.65%	1.52%	11,132	11%
4/1/2012 - 3/31/2013	11.03	0.20		0.50	0.70	(0.32)	(0.05)	(0.37)	11.36	0.96%	0.85%	1.79%	6.38%	12,357	27%
4/1/2011 - 3/31/2012	10.83	0.19		0.29	0.48	(0.25)	(0.03)	(0.28)	11.03	0.98%	0.85%	1.74%	4.58%	10,522	10%
Advisor Class
4/1/2016 - 9/30/2016 (6)	$10.65	($0.00	)(7)	$0.53	$0.53	$—	$—	$—	$11.18	0.43%	0.35%	(0.02%)	4.98%	$4,322	44%
4/1/2015 - 3/31/2016	11.23	0.25		(0.43)	(0.18)	(0.30)	(0.10)	(0.40)	10.65	0.42%	0.35%	2.24%	(1.53%)	4,976	42%
4/1/2014 - 3/31/2015	11.29	0.19		0.26	0.45	(0.25)	(0.26)	(0.51)	11.23	0.43%	0.35%	1.69%	4.01%	7,872	17%
4/1/2013 - 3/31/2014	11.41	0.12		0.09	0.21	(0.17)	(0.16)	(0.33)	11.29	0.45%	0.40%	1.10%	1.87%	3,867	11%
12/31/2012 - 3/31/2013	11.18	(0.01)		0.24	0.23	—	—	—	11.41	0.48%	0.40%	(0.40%)	2.06%	1,366	27%
Pacific Funds Portfolio Optimization Moderate-Conservative
Class A
4/1/2016 - 9/30/2016 (6)	$11.73	($0.02)		$0.63	$0.61	$—	$—	$—	$12.34	0.67%	0.60%	(0.35%)	5.11%	$253,888	40%
4/1/2015 - 3/31/2016	12.61	0.25		(0.50)	(0.25)	(0.29)	(0.34)	(0.63)	11.73	0.67%	0.60%	2.07%	(1.87%)	255,376	34%
4/1/2014 - 3/31/2015	12.48	0.18		0.40	0.58	(0.25)	(0.20)	(0.45)	12.61	0.67%	0.60%	1.40%	4.69%	276,898	17%
4/1/2013 - 3/31/2014	12.10	0.11		0.50	0.61	(0.18)	(0.05)	(0.23)	12.48	0.69%	0.60%	0.89%	5.08%	274,899	5%
4/1/2012 - 3/31/2013	11.56	0.18		0.64	0.82	(0.28)	—	(0.28)	12.10	0.71%	0.60%	1.58%	7.22%	246,609	24%
4/1/2011 - 3/31/2012	11.25	0.18		0.35	0.53	(0.22)	—	(0.22)	11.56	0.73%	0.60%	1.62%	4.87%	188,660	10%
Class B
4/1/2016 - 9/30/2016 (6)	$11.56	($0.07)		$0.63	$0.56	$—	$—	$—	$12.12	1.42%	1.35%	(1.10%)	4.75%	$46,595	40%
4/1/2015 - 3/31/2016	12.46	0.16		(0.49)	(0.33)	(0.23)	(0.34)	(0.57)	11.56	1.42%	1.35%	1.32%	(2.61%)	47,540	34%
4/1/2014 - 3/31/2015	12.36	0.08		0.40	0.48	(0.18)	(0.20)	(0.38)	12.46	1.42%	1.35%	0.65%	3.91%	51,223	17%
4/1/2013 - 3/31/2014	11.99	0.02		0.51	0.53	(0.11)	(0.05)	(0.16)	12.36	1.44%	1.35%	0.14%	4.47%	52,285	5%
4/1/2012 - 3/31/2013	11.46	0.10		0.63	0.73	(0.20)	—	(0.20)	11.99	1.46%	1.35%	0.85%	6.46%	49,372	24%
4/1/2011 - 3/31/2012	11.17	0.10		0.35	0.45	(0.16)	—	(0.16)	11.46	1.48%	1.35%	0.87%	4.07%	40,812	10%

See Notes to Financial Statements	See explanation of references on B-23

PACIFIC FUNDS

FINANCIAL HIGHLIGHTS (Continued)

Selected per share, ratios and supplemental data for each year or period ended, were as follows:

Fund		Selected Per Share Data							Ratios to Average Net Assets			Supplemental Data
		Investment Operations			Distributions
For the Year or Period Ended (1)	Net Asset Value, Beginning of Year or Period	Net Investment Income (Loss) (2)	Net Realized and Unrealized Gain (Loss)	Total	Net Investment Income	Capital Gains	Total	Net Asset Value, End of Year or Period	Expenses Before Reductions (3)	Expenses After Reductions (3), (4)	Net Investment Income (Loss) (3)	Total Returns (5)	Net Assets, End of Year or Period (in thousands)	Portfolio Turnover Rates
Pacific Funds Portfolio Optimization Moderate-Conservative (Continued)
Class C
4/1/2016 - 9/30/2016 (6)	$11.56	($0.07)	$0.62	$0.55	$—	$—	$—	$12.11	1.42%	1.35%	(1.10%)	4.76%	$216,564	40%
4/1/2015 - 3/31/2016	12.45	0.16	(0.48)	(0.32)	(0.23)	(0.34)	(0.57)	11.56	1.42%	1.35%	1.32%	(2.61%)	221,192	34%
4/1/2014 - 3/31/2015	12.35	0.08	0.40	0.48	(0.18)	(0.20)	(0.38)	12.45	1.42%	1.35%	0.65%	3.93%	240,803	17%
4/1/2013 - 3/31/2014	11.99	0.02	0.51	0.53	(0.12)	(0.05)	(0.17)	12.35	1.44%	1.35%	0.14%	4.41%	228,445	5%
4/1/2012 - 3/31/2013	11.47	0.09	0.64	0.73	(0.21)	—	(0.21)	11.99	1.46%	1.35%	0.81%	6.41%	196,123	24%
4/1/2011 - 3/31/2012	11.16	0.10	0.36	0.46	(0.15)	—	(0.15)	11.47	1.48%	1.35%	0.87%	4.20%	144,900	10%
Class R
4/1/2016 - 9/30/2016 (6)	$11.68	($0.04)	$0.63	$0.59	$—	$—	$—	$12.27	0.92%	0.85%	(0.60%)	5.05%	$5,737	40%
4/1/2015 - 3/31/2016	12.56	0.22	(0.49)	(0.27)	(0.27)	(0.34)	(0.61)	11.68	0.92%	0.85%	1.82%	(2.15%)	5,761	34%
4/1/2014 - 3/31/2015	12.44	0.14	0.41	0.55	(0.23)	(0.20)	(0.43)	12.56	0.92%	0.85%	1.15%	4.43%	6,881	17%
4/1/2013 - 3/31/2014	12.06	0.08	0.51	0.59	(0.16)	(0.05)	(0.21)	12.44	0.94%	0.85%	0.64%	4.91%	7,000	5%
4/1/2012 - 3/31/2013	11.52	0.16	0.63	0.79	(0.25)	—	(0.25)	12.06	0.96%	0.85%	1.39%	6.92%	6,482	24%
4/1/2011 - 3/31/2012	11.22	0.15	0.35	0.50	(0.20)	—	(0.20)	11.52	0.98%	0.85%	1.37%	4.53%	6,301	10%
Advisor Class
4/1/2016 - 9/30/2016 (6)	$11.75	($0.01)	$0.64	$0.63	$—	$—	$—	$12.38	0.42%	0.35%	(0.10%)	5.27%	$4,855	40%
4/1/2015 - 3/31/2016	12.62	0.28	(0.49)	(0.21)	(0.32)	(0.34)	(0.66)	11.75	0.42%	0.35%	2.32%	(1.60%)	4,891	34%
4/1/2014 - 3/31/2015	12.49	0.21	0.40	0.61	(0.28)	(0.20)	(0.48)	12.62	0.42%	0.35%	1.65%	4.89%	5,568	17%
4/1/2013 - 3/31/2014	12.10	0.13	0.51	0.64	(0.20)	(0.05)	(0.25)	12.49	0.44%	0.40%	1.09%	5.32%	2,892	5%
12/31/2012 - 3/31/2013	11.68	(0.01)	0.43	0.42	—	—	—	12.10	0.46%	0.40%	(0.40%)	3.60%	880	24%
Pacific Funds Portfolio Optimization Moderate
Class A
4/1/2016 - 9/30/2016 (6)	$12.99	($0.03)	$0.76	$0.73	$—	$—	$—	$13.72	0.67%	0.60%	(0.44%)	5.62%	$758,857	35%
4/1/2015 - 3/31/2016	14.20	0.25	(0.60)	(0.35)	(0.28)	(0.58)	(0.86)	12.99	0.66%	0.60%	1.85%	(2.50%)	771,853	35%
4/1/2014 - 3/31/2015	13.98	0.18	0.55	0.73	(0.32)	(0.19)	(0.51)	14.20	0.66%	0.60%	1.28%	5.30%	844,759	19%
4/1/2013 - 3/31/2014	13.06	0.11	1.00	1.11	(0.19)	—	(0.19)	13.98	0.69%	0.60%	0.84%	8.51%	814,707	1%
4/1/2012 - 3/31/2013	12.26	0.15	0.86	1.01	(0.21)	—	(0.21)	13.06	0.70%	0.60%	1.20%	8.36%	654,158	25%
4/1/2011 - 3/31/2012	11.88	0.14	0.42	0.56	(0.18)	—	(0.18)	12.26	0.72%	0.60%	1.18%	4.82%	517,945	7%
Class B
4/1/2016 - 9/30/2016 (6)	$12.87	($0.08)	$0.76	$0.68	$—	$—	$—	$13.55	1.42%	1.35%	(1.19%)	5.28%	$139,010	35%
4/1/2015 - 3/31/2016	14.10	0.15	(0.60)	(0.45)	(0.20)	(0.58)	(0.78)	12.87	1.41%	1.35%	1.10%	(3.21%)	142,921	35%
4/1/2014 - 3/31/2015	13.89	0.07	0.55	0.62	(0.22)	(0.19)	(0.41)	14.10	1.41%	1.35%	0.53%	4.49%	159,975	19%
4/1/2013 - 3/31/2014	12.96	0.01	1.01	1.02	(0.09)	—	(0.09)	13.89	1.44%	1.35%	0.09%	7.90%	156,450	1%
4/1/2012 - 3/31/2013	12.18	0.06	0.85	0.91	(0.13)	—	(0.13)	12.96	1.45%	1.35%	0.47%	7.49%	136,411	25%
4/1/2011 - 3/31/2012	11.80	0.05	0.43	0.48	(0.10)	—	(0.10)	12.18	1.47%	1.35%	0.43%	4.13%	115,513	7%
Class C
4/1/2016 - 9/30/2016 (6)	$12.85	($0.08)	$0.75	$0.67	$—	$—	$—	$13.52	1.42%	1.35%	(1.19%)	5.21%	$545,353	35%
4/1/2015 - 3/31/2016	14.08	0.15	(0.60)	(0.45)	(0.20)	(0.58)	(0.78)	12.85	1.41%	1.35%	1.10%	(3.22%)	554,661	35%
4/1/2014 - 3/31/2015	13.87	0.07	0.55	0.62	(0.22)	(0.19)	(0.41)	14.08	1.41%	1.35%	0.53%	4.51%	601,814	19%
4/1/2013 - 3/31/2014	12.95	0.01	1.01	1.02	(0.10)	—	(0.10)	13.87	1.44%	1.35%	0.09%	7.89%	566,257	1%
4/1/2012 - 3/31/2013	12.17	0.06	0.85	0.91	(0.13)	—	(0.13)	12.95	1.45%	1.35%	0.46%	7.50%	445,932	25%
4/1/2011 - 3/31/2012	11.78	0.05	0.43	0.48	(0.09)	—	(0.09)	12.17	1.47%	1.35%	0.43%	4.18%	366,753	7%
Class R
4/1/2016 - 9/30/2016 (6)	$12.97	($0.05)	$0.76	$0.71	$—	$—	$—	$13.68	0.92%	0.85%	(0.69%)	5.47%	$25,997	35%
4/1/2015 - 3/31/2016	14.18	0.22	(0.60)	(0.38)	(0.25)	(0.58)	(0.83)	12.97	0.91%	0.85%	1.60%	(2.70%)	25,429	35%
4/1/2014 - 3/31/2015	13.96	0.15	0.54	0.69	(0.28)	(0.19)	(0.47)	14.18	0.91%	0.85%	1.03%	5.00%	28,097	19%
4/1/2013 - 3/31/2014	13.03	0.08	1.00	1.08	(0.15)	—	(0.15)	13.96	0.94%	0.85%	0.59%	8.33%	31,641	1%
4/1/2012 - 3/31/2013	12.24	0.11	0.86	0.97	(0.18)	—	(0.18)	13.03	0.95%	0.85%	0.93%	8.02%	29,715	25%
4/1/2011 - 3/31/2012	11.84	0.11	0.43	0.54	(0.14)	—	(0.14)	12.24	0.97%	0.85%	0.93%	4.67%	23,321	7%
Advisor Class
4/1/2016 - 9/30/2016 (6)	$13.00	($0.01)	$0.76	$0.75	$—	$—	$—	$13.75	0.42%	0.35%	(0.19%)	5.77%	$17,107	35%
4/1/2015 - 3/31/2016	14.20	0.29	(0.60)	(0.31)	(0.31)	(0.58)	(0.89)	13.00	0.41%	0.35%	2.10%	(2.24%)	19,835	35%
4/1/2014 - 3/31/2015	13.98	0.22	0.55	0.77	(0.36)	(0.19)	(0.55)	14.20	0.41%	0.35%	1.53%	5.54%	21,896	19%
4/1/2013 - 3/31/2014	13.06	0.14	1.00	1.14	(0.22)	—	(0.22)	13.98	0.44%	0.40%	1.04%	8.73%	19,945	1%
12/31/2012 - 3/31/2013	12.41	(0.01)	0.66	0.65	—	—	—	13.06	0.45%	0.40%	(0.40%)	5.24%	3,396	25%

See Notes to Financial Statements	See explanation of references on B-23

PACIFIC FUNDS

FINANCIAL HIGHLIGHTS (Continued)

Selected per share, ratios and supplemental data for each year or period ended, were as follows:

Fund		Selected Per Share Data									Ratios to Average Net Assets			Supplemental Data
		Investment Operations			Distributions
For the Year or Period Ended (1)	Net Asset Value, Beginning of Year or Period	Net Investment Income (Loss) (2)	Net Realized and Unrealized Gain (Loss)	Total	Net Investment Income		Capital Gains	Total		Net Asset Value, End of Year or Period	Expenses Before Reductions (3)	Expenses After Reductions (3), (4)	Net Investment Income (Loss) (3)	Total Returns (5)	Net Assets, End of Year or Period (in thousands)	Portfolio Turnover Rates
Pacific Funds Portfolio Optimization Growth
Class A
4/1/2016 - 9/30/2016 (6)	$13.74	($0.04)	$0.86	$0.82	$—		$—	$—		$14.56	0.67%	0.60%	(0.52%)	5.97%	$574,117	30%
4/1/2015 - 3/31/2016	15.34	0.19	(0.69)	(0.50)	(0.23)		(0.87)	(1.10)		13.74	0.66%	0.60%	1.29%	(3.35%)	570,267	34%
4/1/2014 - 3/31/2015	14.74	0.16	0.77	0.93	(0.33)		—	(0.33)		15.34	0.66%	0.60%	1.07%	6.36%	607,360	21%
4/1/2013 - 3/31/2014	13.33	0.09	1.51	1.60	(0.19)		—	(0.19)		14.74	0.69%	0.60%	0.66%	12.01%	555,319	1%
4/1/2012 - 3/31/2013	12.41	0.10	0.96	1.06	(0.14)		—	(0.14)		13.33	0.71%	0.60%	0.83%	8.62%	436,055	25%
4/1/2011 - 3/31/2012	12.05	0.10	0.38	0.48	(0.12)		—	(0.12)		12.41	0.72%	0.60%	0.82%	4.13%	365,426	8%
Class B
4/1/2016 - 9/30/2016 (6)	$13.59	($0.09)	$0.86	$0.77	$—		$—	$—		$14.36	1.42%	1.35%	(1.27%)	5.67%	$100,123	30%
4/1/2015 - 3/31/2016	15.22	0.08	(0.69)	(0.61)	(0.15)		(0.87)	(1.02)		13.59	1.41%	1.35%	0.54%	(4.13%)	102,001	34%
4/1/2014 - 3/31/2015	14.62	0.05	0.77	0.82	(0.22)		—	(0.22)		15.22	1.41%	1.35%	0.32%	5.61%	119,159	21%
4/1/2013 - 3/31/2014	13.22	(0.01)	1.50	1.49	(0.09)		—	(0.09)		14.62	1.44%	1.35%	(0.09%)	11.25%	119,506	1%
4/1/2012 - 3/31/2013	12.30	0.01	0.96	0.97	(0.05)		—	(0.05)		13.22	1.46%	1.35%	0.09%	7.92%	105,757	25%
4/1/2011 - 3/31/2012	11.93	0.01	0.40	0.41	(0.04)		—	(0.04)		12.30	1.47%	1.35%	0.07%	3.50%	95,937	8%
Class C
4/1/2016 - 9/30/2016 (6)	$13.55	($0.09)	$0.86	$0.77	$—		$—	$—		$14.32	1.42%	1.35%	(1.27%)	5.68%	$360,300	30%
4/1/2015 - 3/31/2016	15.18	0.08	(0.69)	(0.61)	(0.15)		(0.87)	(1.02)		13.55	1.41%	1.35%	0.54%	(4.13%)	366,805	34%
4/1/2014 - 3/31/2015	14.59	0.05	0.76	0.81	(0.22)		—	(0.22)		15.18	1.41%	1.35%	0.32%	5.59%	398,716	21%
4/1/2013 - 3/31/2014	13.19	(0.01)	1.50	1.49	(0.09)		—	(0.09)		14.59	1.44%	1.35%	(0.09%)	11.33%	375,368	1%
4/1/2012 - 3/31/2013	12.27	0.01	0.96	0.97	(0.05)		—	(0.05)		13.19	1.46%	1.35%	0.09%	7.95%	295,615	25%
4/1/2011 - 3/31/2012	11.91	0.01	0.39	0.40	(0.04)		—	(0.04)		12.27	1.47%	1.35%	0.07%	3.39%	257,114	8%
Class R
4/1/2016 - 9/30/2016 (6)	$13.71	($0.05)	$0.86	$0.81	$—		$—	$—		$14.52	0.92%	0.85%	(0.77%)	5.91%	$17,778	30%
4/1/2015 - 3/31/2016	15.32	0.15	(0.68)	(0.53)	(0.21)		(0.87)	(1.08)		13.71	0.91%	0.85%	1.04%	(3.60%)	18,328	34%
4/1/2014 - 3/31/2015	14.72	0.12	0.77	0.89	(0.29)		—	(0.29)		15.32	0.91%	0.85%	0.82%	6.10%	21,383	21%
4/1/2013 - 3/31/2014	13.32	0.06	1.49	1.55	(0.15)		—	(0.15)		14.72	0.94%	0.85%	0.41%	11.67%	20,326	1%
4/1/2012 - 3/31/2013	12.40	0.07	0.96	1.03	(0.11)		—	(0.11)		13.32	0.96%	0.85%	0.55%	8.38%	17,844	25%
4/1/2011 - 3/31/2012	12.03	0.07	0.40	0.47	(0.10)		—	(0.10)		12.40	0.97%	0.85%	0.57%	3.97%	14,710	8%
Advisor Class
4/1/2016 - 9/30/2016 (6)	$13.76	($0.02)	$0.86	$0.84	$—		$—	$—		$14.60	0.42%	0.35%	(0.27%)	6.10%	$9,926	30%
4/1/2015 - 3/31/2016	15.35	0.22	(0.68)	(0.46)	(0.26)		(0.87)	(1.13)		13.76	0.41%	0.35%	1.54%	(3.10%)	12,084	34%
4/1/2014 - 3/31/2015	14.75	0.19	0.78	0.97	(0.37)		—	(0.37)		15.35	0.41%	0.35%	1.32%	6.61%	10,165	21%
4/1/2013 - 3/31/2014	13.34	0.12	1.51	1.63	(0.22)		—	(0.22)		14.75	0.44%	0.40%	0.86%	12.21%	5,111	1%
12/31/2012 - 3/31/2013	12.50	(0.01)	0.85	0.84	—		—	—		13.34	0.45%	0.40%	(0.40%)	6.72%	2,470	25%
Pacific Funds Portfolio Optimization Aggressive-Growth
Class A
4/1/2016 - 9/30/2016 (6)	$14.70	($0.05)	$0.94	$0.89	$—		$—	$—		$15.59	0.68%	0.60%	(0.60%)	6.05%	$175,643	29%
4/1/2015 - 3/31/2016	15.85	0.16	(0.85)	(0.69)	(0.28)		(0.18)	(0.46)		14.70	0.68%	0.60%	1.03%	(4.37%)	170,874	35%
4/1/2014 - 3/31/2015	15.23	0.15	0.79	0.94	(0.32)		—	(0.32)		15.85	0.68%	0.60%	0.97%	6.18%	177,171	20%
4/1/2013 - 3/31/2014	13.50	0.08	1.77	1.85	(0.12)		—	(0.12)		15.23	0.71%	0.60%	0.58%	13.70%	161,858	5%
4/1/2012 - 3/31/2013	12.56	0.07	0.96	1.03	(0.09)		—	(0.09)		13.50	0.73%	0.60%	0.57%	8.30%	133,265	30%
4/1/2011 - 3/31/2012	12.29	0.06	0.27	0.33	(0.06)		—	(0.06)		12.56	0.74%	0.60%	0.52%	2.73%	122,397	13%
Class B
4/1/2016 - 9/30/2016 (6)	$14.43	($0.10)	$0.92	$0.82	$—		$—	$—		$15.25	1.43%	1.35%	(1.35%)	5.68%	$29,266	29%
4/1/2015 - 3/31/2016	15.57	0.04	(0.84)	(0.80)	(0.16)		(0.18)	(0.34)		14.43	1.43%	1.35%	0.28%	(5.15%)	30,038	35%
4/1/2014 - 3/31/2015	14.94	0.03	0.80	0.83	(0.20)		—	(0.20)		15.57	1.43%	1.35%	0.22%	5.55%	35,840	20%
4/1/2013 - 3/31/2014	13.22	(0.02)	1.76	1.74	(0.02)		—	(0.02)		14.94	1.46%	1.35%	(0.17%)	13.13%	37,704	5%
4/1/2012 - 3/31/2013	12.28	(0.02)	0.96	0.94	(0.00	)(7)	—	(0.00	)(7)	13.22	1.48%	1.35%	(0.17%)	7.69%	33,013	30%
4/1/2011 - 3/31/2012	12.03	(0.03)	0.28	0.25	—		—	—		12.28	1.49%	1.35%	(0.23%)	2.08%	31,969	13%

See Notes to Financial Statements	See explanation of references on B-23

PACIFIC FUNDS

FINANCIAL HIGHLIGHTS (Continued)

Selected per share, ratios and supplemental data for each year or period ended, were as follows:

Fund		Selected Per Share Data									Ratios to Average Net Assets			Supplemental Data
		Investment Operations					Distributions
For the Year or Period Ended (1)	Net Asset Value, Beginning of Year or Period	Net Investment Income (Loss) (2)		Net Realized and Unrealized Gain (Loss)		Total	Net Investment Income	Capital Gains	Total	Net Asset Value, End of Year or Period	Expenses Before Reductions (3)	Expenses After Reductions (3), (4)	Net Investment Income (Loss) (3)	Total Returns (5)	Net Assets, End of Year or Period (in thousands)	Portfolio Turnover Rates
Pacific Funds Portfolio Optimization Aggressive-Growth (Continued)
Class C
4/1/2016 - 9/30/2016 (6)	$14.41	($0.10)		$0.92		$0.82	$—	$—	$—	$15.23	1.43%	1.35%	(1.35%)	5.69%	$100,289	29%
4/1/2015 - 3/31/2016	15.55	0.04		(0.83)		(0.79)	(0.17)	(0.18)	(0.35)	14.41	1.43%	1.35%	0.28%	(5.13%)	100,573	35%
4/1/2014 - 3/31/2015	14.93	0.03		0.79		0.82	(0.20)	—	(0.20)	15.55	1.43%	1.35%	0.22%	5.54%	110,241	20%
4/1/2013 - 3/31/2014	13.22	(0.02)		1.75		1.73	(0.02)	—	(0.02)	14.93	1.46%	1.35%	(0.17%)	13.12%	101,888	5%
4/1/2012 - 3/31/2013	12.28	(0.02)		0.97		0.95	(0.01)	—	(0.01)	13.22	1.48%	1.35%	(0.18%)	7.71%	81,754	30%
4/1/2011 - 3/31/2012	12.03	(0.03)		0.28		0.25	—	—	—	12.28	1.49%	1.35%	(0.23%)	2.08%	76,613	13%
Class R
4/1/2016 - 9/30/2016 (6)	$14.63	($0.06)		$0.92		$0.86	$—	$—	$—	$15.49	0.93%	0.85%	(0.85%)	5.88%	$7,296	29%
4/1/2015 - 3/31/2016	15.77	0.12		(0.84)		(0.72)	(0.24)	(0.18)	(0.42)	14.63	0.93%	0.85%	0.78%	(4.59%)	7,036	35%
4/1/2014 - 3/31/2015	15.15	0.11		0.79		0.90	(0.28)	—	(0.28)	15.77	0.93%	0.85%	0.72%	5.94%	8,893	20%
4/1/2013 - 3/31/2014	13.43	0.05		1.75		1.80	(0.08)	—	(0.08)	15.15	0.96%	0.85%	0.33%	13.45%	8,151	5%
4/1/2012 - 3/31/2013	12.48	0.04		0.97		1.01	(0.06)	—	(0.06)	13.43	0.98%	0.85%	0.33%	8.17%	7,251	30%
4/1/2011 - 3/31/2012	12.22	0.03		0.26		0.29	(0.03)	—	(0.03)	12.48	0.99%	0.85%	0.27%	2.43%	6,662	13%
Advisor Class
4/1/2016 - 9/30/2016 (6)	$14.71	($0.03)		$0.94		$0.91	$—	$—	$—	$15.62	0.43%	0.35%	(0.35%)	6.19%	$5,715	29%
4/1/2015 - 3/31/2016	15.86	0.19		(0.84)		(0.65)	(0.32)	(0.18)	(0.50)	14.71	0.43%	0.35%	1.28%	(4.13%)	6,679	35%
4/1/2014 - 3/31/2015	15.23	0.19		0.79		0.98	(0.35)	—	(0.35)	15.86	0.43%	0.35%	1.22%	6.50%	6,480	20%
4/1/2013 - 3/31/2014	13.51	0.11		1.76		1.87	(0.15)	—	(0.15)	15.23	0.46%	0.40%	0.78%	13.84%	2,719	5%
12/31/2012 - 3/31/2013	12.56	(0.01)		0.96		0.95	—	—	—	13.51	0.48%	0.40%	(0.40%)	7.56%	222	30%
Pacific Funds Diversified Alternatives
Class A
4/1/2016 - 9/30/2016 (6)	$9.63	($0.02)		$0.50		$0.48	$—	$—	$—	$10.11	1.32%	0.85%	(0.49%)	4.88%	$2,407	35%
4/1/2015 - 3/31/2016	10.00	0.35		(0.31)		0.04	(0.37)	(0.04)	(0.41)	9.63	1.36%	0.85%	3.65%	0.55%	3,136	73%
4/1/2014 - 3/31/2015	9.99	0.38		(0.06)		0.32	(0.29)	(0.02)	(0.31)	10.00	2.83%	0.85%	3.77%	3.19%	1,465	23%
12/31/2013 - 3/31/2014	10.00	(0.01)		(0.00	)(7)	(0.01)	—	—	—	9.99	3.36%	0.85%	(0.34%)	(0.10%)	10	1%
Class C
4/1/2016 - 9/30/2016 (6)	$9.55	($0.06)		$0.49		$0.43	$—	$—	$—	$9.98	2.07%	1.60%	(1.24%)	4.39%	$1,196	35%
4/1/2015 - 3/31/2016	9.92	0.28		(0.31)		(0.03)	(0.30)	(0.04)	(0.34)	9.55	2.11%	1.60%	2.90%	(0.19%)	661	73%
4/1/2014 - 3/31/2015	9.97	0.30		(0.06)		0.24	(0.27)	(0.02)	(0.29)	9.92	3.58%	1.60%	3.02%	2.39%	558	23%
12/31/2013 - 3/31/2014	10.00	(0.03)		(0.00	)(7)	(0.03)	—	—	—	9.97	4.11%	1.60%	(1.09%)	(0.30%)	10	1%
Advisor Class
4/1/2016 - 9/30/2016 (6)	$9.65	($0.01)		$0.50		$0.49	$—	$—	$—	$10.14	1.07%	0.60%	(0,24%)	4.86%	$2,879	35%
4/1/2015 - 3/31/2016	10.01	0.39		(0.33)		0.06	(0.38)	(0.04)	(0.42)	9.65	1.11%	0.60%	3.90%	0.86%	2,476	73%
4/1/2014 - 3/31/2015	9.99	0.41		(0.08)		0.33	(0.29)	(0.02)	(0.31)	10.01	2.58%	0.60%	4.02%	3.37%	3,771	23%
12/31/2013 - 3/31/2014	10.00	(0.00	)(7)	(0.01)		(0.01)	—	—	—	9.99	3.11%	0.60%	(0.09%)	(0.10%)	1,978	1%
Pacific Funds Short Duration Income
Class A
4/1/2016 - 9/30/2016 (6)	$10.26	$0.09		$0.08		$0.17	($0.08)	$—	($0.08)	$10.35	1.05%	0.85%	1.64%	1.71%	$73,094	33%
4/1/2015 - 3/31/2016	10.41	0.17		(0.15)		0.02	(0.17)	—	(0.17)	10.26	1.06%	0.85%	1.62%	0.15%	69,477	41%
4/1/2014 - 3/31/2015	10.46	0.19		(0.03)		0.16	(0.18)	(0.03)	(0.21)	10.41	1.09%	0.85%	1.77%	1.51%	48,685	78%
4/1/2013 - 3/31/2014	10.46	0.17		0.04		0.21	(0.18)	(0.03)	(0.21)	10.46	1.14%	0.85%	1.68%	2.00%	60,012	98%
6/29/2012 - 3/31/2013	10.20	0.16		0.32		0.48	(0.15)	(0.07)	(0.22)	10.46	1.24%	0.85%	2.02%	4.78%	22,589	146%
Class C
4/1/2016 - 9/30/2016 (6)	$10.24	$0.05		$0.09		$0.14	($0.05)	$—	($0.05)	$10.33	1.80%	1.60%	0.89%	1.33%	$47,622	33%
4/1/2015 - 3/31/2016	10.39	0.09		(0.15)		(0.06)	(0.09)	—	(0.09)	10.24	1.81%	1.60%	0.87%	(0.58%)	44,180	41%
4/1/2014 - 3/31/2015	10.45	0.11		(0.03)		0.08	(0.11)	(0.03)	(0.14)	10.39	1.84%	1.60%	1.02%	0.68%	31,569	78%
4/1/2013 - 3/31/2014	10.45	0.10		0.03		0.13	(0.10)	(0.03)	(0.13)	10.45	1.89%	1.60%	0.93%	1.28%	23,769	98%
6/29/2012 - 3/31/2013	10.20	0.10		0.33		0.43	(0.11)	(0.07)	(0.18)	10.45	1.99%	1.60%	1.27%	4.28%	10,307	146%

See Notes to Financial Statements	See explanation of references on B-23

PACIFIC FUNDS

FINANCIAL HIGHLIGHTS (Continued)

Selected per share, ratios and supplemental data for each year or period ended, were as follows:

Fund		Selected Per Share Data							Ratios to Average Net Assets			Supplemental Data
		Investment Operations			Distributions
For the Year or Period Ended (1)	Net Asset Value, Beginning of Year or Period	Net Investment Income (Loss) (2)	Net Realized and Unrealized Gain (Loss)	Total	Net Investment Income	Capital Gains	Total	Net Asset Value, End of Year or Period	Expenses Before Reductions (3)	Expenses After Reductions (3), (4)	Net Investment Income (Loss) (3)	Total Returns (5)	Net Assets, End of Year or Period (in thousands)	Portfolio Turnover Rates
Pacific Funds Short Duration Income (Continued)
Class I
4/1/2016 - 9/30/2016 (6)	$10.25	$0.10	$0.09	$0.19	($0.10)	$—	($0.10)	$10.34	0.65%	0.55%	1.94%	1.86%	$2,501	33%
4/1/2015 - 3/31/2016	10.39	0.20	(0.14)	0.06	(0.20)	—	(0.20)	10.25	0.66%	0.55%	1.92%	0.54%	1,695	41%
4/1/2014 - 3/31/2015	10.45	0.21	(0.03)	0.18	(0.21)	(0.03)	(0.24)	10.39	0.69%	0.57%	2.05%	1.70%	1,516	78%
4/1/2013 - 3/31/2014	10.45	0.21	0.02	0.23	(0.20)	(0.03)	(0.23)	10.45	0.74%	0.60%	1.93%	2.20%	979	98%
4/1/2012 - 3/31/2013	10.14	0.23	0.38	0.61	(0.23)	(0.07)	(0.30)	10.45	1.08%	0.60%	2.27%	6.10%	13,280	146%
12/19/2011 - 3/31/2012	10.00	0.06	0.15	0.21	(0.07)	—	(0.07)	10.14	2.04%	0.60%	2.06%	2.10%	12,251	73%
Advisor Class
4/1/2016 - 9/30/2016 (6)	$10.26	$0.10	$0.09	$0.19	($0.10)	$—	($0.10)	$10.35	0.80%	0.60%	1.89%	1.83%	$152,149	33%
4/1/2015 - 3/31/2016	10.41	0.19	(0.15)	0.04	(0.19)	—	(0.19)	10.26	0.81%	0.60%	1.87%	0.40%	129,455	41%
4/1/2014 - 3/31/2015	10.46	0.21	(0.02)	0.19	(0.21)	(0.03)	(0.24)	10.41	0.83%	0.60%	2.02%	1.78%	51,901	78%
4/1/2013 - 3/31/2014	10.46	0.20	0.03	0.23	(0.20)	(0.03)	(0.23)	10.46	0.89%	0.60%	1.93%	2.25%	9,595	98%
6/29/2012 - 3/31/2013	10.20	0.18	0.31	0.49	(0.16)	(0.07)	(0.23)	10.46	0.99%	0.60%	2.27%	4.85%	3,148	146%
Pacific Funds Core Income
Class A
4/1/2016 - 9/30/2016 (6)	$10.45	$0.14	$0.29	$0.43	($0.14)	$—	($0.14)	$10.74	1.13%	0.95%	2.59%	4.10%	$195,252	31%
4/1/2015 - 3/31/2016	10.79	0.31	(0.34)	(0.03)	(0.31)	—	(0.31)	10.45	1.14%	0.95%	2.92%	(0.27%)	196,297	74%
4/1/2014 - 3/31/2015	10.66	0.31	0.13	0.44	(0.31)	—	(0.31)	10.79	1.14%	0.93%	2.93%	4.17%	218,368	53%
4/1/2013 - 3/31/2014	10.92	0.32	(0.09)	0.23	(0.33)	(0.16)	(0.49)	10.66	1.16%	0.90%	3.03%	2.27%	221,086	120%
4/1/2012 - 3/31/2013	10.61	0.30	0.55	0.85	(0.29)	(0.25)	(0.54)	10.92	1.17%	0.90%	2.76%	8.13%	333,987	171%
4/1/2011 - 3/31/2012	10.16	0.30	0.48	0.78	(0.30)	(0.03)	(0.33)	10.61	1.35%	0.90%	2.94%	7.79%	247,522	199%
Class C
4/1/2016 - 9/30/2016 (6)	$10.45	$0.10	$0.30	$0.40	($0.10)	$—	($0.10)	$10.75	1.88%	1.70%	1.84%	3.81%	$136,607	31%
4/1/2015 - 3/31/2016	10.79	0.23	(0.34)	(0.11)	(0.23)	—	(0.23)	10.45	1.89%	1.70%	2.17%	(1.03%)	140,657	74%
4/1/2014 - 3/31/2015	10.66	0.23	0.13	0.36	(0.23)	—	(0.23)	10.79	1.89%	1.68%	2.18%	3.42%	183,952	53%
4/1/2013 - 3/31/2014	10.93	0.24	(0.10)	0.14	(0.25)	(0.16)	(0.41)	10.66	1.91%	1.65%	2.28%	1.41%	122,946	120%
4/1/2012 - 3/31/2013	10.62	0.22	0.55	0.77	(0.21)	(0.25)	(0.46)	10.93	1.92%	1.65%	2.01%	7.37%	160,472	171%
6/30/2011 - 3/31/2012	10.32	0.17	0.33	0.50	(0.17)	(0.03)	(0.20)	10.62	2.07%	1.65%	2.17%	4.89%	76,726	199%
Class I
4/1/2016 - 9/30/2016 (6)	$10.46	$0.15	$0.29	$0.44	($0.15)	$—	($0.15)	$10.75	0.73%	0.65%	2.89%	4.26%	$4,221	31%
4/1/2015 - 3/31/2016	10.80	0.34	(0.34)	0.00	(0.34)	—	(0.34)	10.46	0.74%	0.65%	3.22%	0.03%	3,585	74%
4/1/2014 - 3/31/2015	10.67	0.34	0.13	0.47	(0.34)	—	(0.34)	10.80	0.73%	0.65%	3.21%	4.46%	3,806	53%
4/1/2013 - 3/31/2014	10.93	0.35	(0.09)	0.26	(0.36)	(0.16)	(0.52)	10.67	0.76%	0.65%	3.28%	2.53%	1,187	120%
4/1/2012 - 3/31/2013	10.62	0.33	0.55	0.88	(0.32)	(0.25)	(0.57)	10.93	0.77%	0.65%	3.01%	8.39%	1,794	171%
4/1/2011 - 3/31/2012	10.16	0.36	0.44	0.80	(0.31)	(0.03)	(0.34)	10.62	0.95%	0.65%	3.42%	7.95%	1,292	199%
Class P
4/1/2016 - 9/30/2016 (6)	$10.49	$0.15	$0.29	$0.44	($0.15)	$—	($0.15)	$10.78	0.73%	0.70%	2.84%	4.23%	$133,412	31%
4/27/2015 - 3/31/2016	10.88	0.31	(0.39)	(0.08)	(0.31)	—	(0.31)	10.49	0.74%	0.70%	3.17%	(0.75%)	15,964	74%
Advisor Class
4/1/2016 - 9/30/2016 (6)	$10.47	$0.15	$0.30	$0.45	($0.15)	$—	($0.15)	$10.77	0.88%	0.70%	2.84%	4.32%	$299,350	31%
4/1/2015 - 3/31/2016	10.81	0.33	(0.34)	(0.01)	(0.33)	—	(0.33)	10.47	0.89%	0.70%	3.17%	(0.02%)	249,677	74%
4/1/2014 - 3/31/2015	10.68	0.34	0.13	0.47	(0.34)	—	(0.34)	10.81	0.88%	0.69%	3.17%	4.43%	219,437	53%
4/1/2013 - 3/31/2014	10.95	0.35	(0.10)	0.25	(0.36)	(0.16)	(0.52)	10.68	0.91%	0.65%	3.28%	2.53%	69,489	120%
6/29/2012 - 3/31/2013	10.79	0.24	0.41	0.65	(0.24)	(0.25)	(0.49)	10.95	0.94%	0.67%	2.99%	5.97%	93,966	171%
Pacific Funds Strategic Income
Class A
4/1/2016 - 9/30/2016 (6)	$10.09	$0.20	$0.58	$0.78	($0.20)	$—	($0.20)	$10.67	1.26%	1.05%	3.77%	7.80%	$60,028	51%
4/1/2015 - 3/31/2016	10.75	0.43	(0.66)	(0.23)	(0.43)	—	(0.43)	10.09	1.26%	1.05%	4.20%	(2.17%)	52,218	94%
4/1/2014 - 3/31/2015	11.20	0.46	(0.37)	0.09	(0.44)	(0.10)	(0.54)	10.75	1.28%	1.05%	4.18%	0.84%	51,175	157%
4/1/2013 - 3/31/2014	11.23	0.48	0.30	0.78	(0.49)	(0.32)	(0.81)	11.20	1.43%	1.05%	4.34%	7.25%	37,896	190%
6/29/2012 - 3/31/2013	10.53	0.38	0.98	1.36	(0.36)	(0.30)	(0.66)	11.23	1.47%	1.05%	4.55%	13.12%	20,963	353%

See Notes to Financial Statements	See explanation of references on B-23

PACIFIC FUNDS

FINANCIAL HIGHLIGHTS (Continued)

Selected per share, ratios and supplemental data for each year or period ended, were as follows:

Fund		Selected Per Share Data							Ratios to Average Net Assets			Supplemental Data
		Investment Operations			Distributions
For the Year or Period Ended (1)	Net Asset Value, Beginning of Year or Period	Net Investment Income (Loss) (2)	Net Realized and Unrealized Gain (Loss)	Total	Net Investment Income	Capital Gains	Total	Net Asset Value, End of Year or Period	Expenses Before Reductions (3)	Expenses After Reductions (3), (4)	Net Investment Income (Loss) (3)	Total Returns (5)	Net Assets, End of Year or Period (in thousands)	Portfolio Turnover Rates
Pacific Funds Strategic Income (Continued)
Class C
4/1/2016 - 9/30/2016 (6)	$10.07	$0.16	$0.58	$0.74	($0.16)	$—	($0.16)	$10.65	2.01%	1.80%	3.02%	7.42%	$48,743	51%
4/1/2015 - 3/31/2016	10.73	0.36	(0.67)	(0.31)	(0.35)	—	(0.35)	10.07	2.01%	1.80%	3.45%	(2.90%)	44,196	94%
4/1/2014 - 3/31/2015	11.19	0.38	(0.38)	—	(0.36)	(0.10)	(0.46)	10.73	2.03%	1.80%	3.43%	0.03%	42,684	157%
4/1/2013 - 3/31/2014	11.22	0.40	0.30	0.70	(0.41)	(0.32)	(0.73)	11.19	2.18%	1.80%	3.59%	6.51%	23,451	190%
6/29/2012 - 3/31/2013	10.53	0.32	0.98	1.30	(0.31)	(0.30)	(0.61)	11.22	2.22%	1.80%	3.80%	12.52%	7,948	353%
Class I
4/1/2016 - 9/30/2016 (6)	$10.03	$0.21	$0.60	$0.81	($0.22)	$—	($0.22)	$10.62	0.86%	0.75%	4.07%	8.11%	$1,043	51%
4/1/2015 - 3/31/2016	10.70	0.46	(0.67)	(0.21)	(0.46)	—	(0.46)	10.03	0.86%	0.75%	4.50%	(1.98%)	948	94%
4/1/2014 - 3/31/2015	11.15	0.49	(0.37)	0.12	(0.47)	(0.10)	(0.57)	10.70	0.88%	0.77%	4.46%	1.13%	1,381	157%
4/1/2013 - 3/31/2014	11.18	0.52	0.28	0.80	(0.51)	(0.32)	(0.83)	11.15	1.03%	0.80%	4.59%	7.51%	1,686	190%
4/1/2012 - 3/31/2013	10.40	0.52	1.09	1.61	(0.53)	(0.30)	(0.83)	11.18	1.22%	0.80%	4.80%	15.94%	22,099	353%
12/19/2011 - 3/31/2012	10.00	0.14	0.38	0.52	(0.12)	—	(0.12)	10.40	1.78%	0.80%	4.84%	5.22%	17,796	156%
Advisor Class
4/1/2016 - 9/30/2016 (6)	$10.09	$0.21	$0.59	$0.80	($0.21)	$—	($0.21)	$10.68	1.01%	0.80%	4.02%	8.04%	$137,744	51%
4/1/2015 - 3/31/2016	10.76	0.46	(0.68)	(0.22)	(0.45)	—	(0.45)	10.09	1.01%	0.80%	4.45%	(2.01%)	115,565	94%
4/1/2014 - 3/31/2015	11.20	0.48	(0.35)	0.13	(0.47)	(0.10)	(0.57)	10.76	1.03%	0.80%	4.43%	1.20%	66,223	157%
4/1/2013 - 3/31/2014	11.24	0.51	0.29	0.80	(0.52)	(0.32)	(0.84)	11.20	1.18%	0.80%	4.59%	7.42%	9,302	190%
6/29/2012 - 3/31/2013	10.53	0.40	0.97	1.37	(0.36)	(0.30)	(0.66)	11.24	1.24%	0.82%	4.78%	13.31%	1,575	353%
Pacific Funds Floating Rate Income
Class A
4/1/2016 - 9/30/2016 (6)	$9.76	$0.20	$0.21	$0.41	($0.20)	$—	($0.20)	$9.97	1.30%	1.12%	4.05%	4.25%	$176,690	80%
4/1/2015 - 3/31/2016	10.08	0.39	(0.32)	0.07	(0.39)	—	(0.39)	9.76	1.30%	1.12%	3.92%	0.72%	191,376	99%
4/1/2014 - 3/31/2015	10.51	0.44	(0.40)	0.04	(0.44)	(0.03)	(0.47)	10.08	1.29%	1.07%	4.20%	0.38%	215,160	80%
4/1/2013 - 3/31/2014	10.46	0.40	0.04	0.44	(0.37)	(0.02)	(0.39)	10.51	1.30%	1.05%	3.86%	4.30%	375,848	123%
4/1/2012 - 3/31/2013	10.07	0.46	0.46	0.92	(0.43)	(0.10)	(0.53)	10.46	1.43%	1.05%	4.46%	9.36%	125,007	186%
12/30/2011 - 3/31/2012	9.81	0.13	0.24	0.37	(0.11)	—	(0.11)	10.07	1.55%	1.05%	5.33%	3.79%	12,071	139%
Class C
4/1/2016 - 9/30/2016 (6)	$9.74	$0.16	$0.22	$0.38	($0.16)	$—	($0.16)	$9.96	2.05%	1.87%	3.30%	3.87%	$157,910	80%
4/1/2015 - 3/31/2016	10.06	0.31	(0.31)	0.00	(0.32)	—	(0.32)	9.74	2.05%	1.87%	3.17%	(0.04%)	161,326	99%
4/1/2014 - 3/31/2015	10.50	0.36	(0.40)	(0.04)	(0.37)	(0.03)	(0.40)	10.06	2.04%	1.82%	3.45%	(0.46%)	179,798	80%
4/1/2013 - 3/31/2014	10.45	0.33	0.04	0.37	(0.30)	(0.02)	(0.32)	10.50	2.05%	1.80%	3.11%	3.57%	214,365	123%
4/1/2012 - 3/31/2013	10.07	0.38	0.46	0.84	(0.36)	(0.10)	(0.46)	10.45	2.18%	1.80%	3.71%	8.56%	63,045	186%
12/30/2011 - 3/31/2012	9.81	0.11	0.25	0.36	(0.10)	—	(0.10)	10.07	2.30%	1.80%	4.61%	3.68%	3,372	139%
Class I
4/1/2016 - 9/30/2016 (6)	$9.77	$0.22	$0.22	$0.44	($0.22)	$—	($0.22)	$9.99	0.90%	0.82%	4.35%	4.40%	$141,646	80%
4/1/2015 - 3/31/2016	10.09	0.42	(0.32)	0.10	(0.42)	—	(0.42)	9.77	0.90%	0.82%	4.22%	1.02%	91,984	99%
4/1/2014 - 3/31/2015	10.53	0.46	(0.40)	0.06	(0.47)	(0.03)	(0.50)	10.09	0.89%	0.81%	4.46%	0.55%	88,508	80%
4/1/2013 - 3/31/2014	10.47	0.43	0.05	0.48	(0.40)	(0.02)	(0.42)	10.53	0.90%	0.80%	4.11%	4.65%	96,635	123%
4/1/2012 - 3/31/2013	10.08	0.48	0.46	0.94	(0.45)	(0.10)	(0.55)	10.47	1.03%	0.80%	4.71%	9.56%	10,726	186%
6/30/2011 - 3/31/2012	10.00	0.34	0.06	0.40	(0.32)	—	(0.32)	10.08	1.24%	0.80%	4.60%	4.11%	41,834	139%
Class P
4/1/2016 - 9/30/2016 (6)	$9.76	$0.21	$0.22	$0.43	($0.21)	$—	($0.21)	$9.98	0.90%	0.87%	4.30%	4.38%	$516	80%
4/1/2015 - 3/31/2016	10.09	0.41	(0.33)	0.08	(0.41)	—	(0.41)	9.76	0.90%	0.87%	4.17%	0.97%	568	99%
4/1/2014 - 3/31/2015	10.52	0.45	(0.38)	0.07	(0.47)	(0.03)	(0.50)	10.09	0.89%	0.83%	4.44%	0.64%	691	80%
4/1/2013 - 3/31/2014	10.47	0.43	0.04	0.47	(0.40)	(0.02)	(0.42)	10.52	0.90%	0.80%	4.11%	4.53%	249	123%
12/31/2012 - 3/31/2013	10.29	0.12	0.16	0.28	(0.10)	—	(0.10)	10.47	0.99%	0.80%	4.70%	2.74%	14	186%
Advisor Class
4/1/2016 - 9/30/2016 (6)	$9.79	$0.21	$0.21	$0.42	($0.21)	$—	($0.21)	$10.00	1.05%	0.87%	4.30%	4.37%	$258,765	80%
4/1/2015 - 3/31/2016	10.11	0.41	(0.32)	0.09	(0.41)	—	(0.41)	9.79	1.05%	0.87%	4.17%	0.96%	231,437	99%
4/1/2014 - 3/31/2015	10.54	0.46	(0.39)	0.07	(0.47)	(0.03)	(0.50)	10.11	1.04%	0.82%	4.45%	0.63%	270,383	80%
4/1/2013 - 3/31/2014	10.49	0.43	0.04	0.47	(0.40)	(0.02)	(0.42)	10.54	1.05%	0.80%	4.11%	4.54%	368,122	123%
6/29/2012 - 3/31/2013	10.12	0.36	0.45	0.81	(0.34)	(0.10)	(0.44)	10.49	1.15%	0.80%	4.70%	8.13%	35,648	186%

See Notes to Financial Statements	See explanation of references on B-23

PACIFIC FUNDS

FINANCIAL HIGHLIGHTS (Continued)

Selected per share, ratios and supplemental data for each year or period ended, were as follows:

Fund		Selected Per Share Data							Ratios to Average Net Assets			Supplemental Data
		Investment Operations			Distributions
For the Year or Period Ended (1)	Net Asset Value, Beginning of Year or Period	Net Investment Income (Loss) (2)	Net Realized and Unrealized Gain (Loss)	Total	Net Investment Income	Capital Gains	Total	Net Asset Value, End of Year or Period	Expenses Before Reductions (3)	Expenses After Reductions (3), (4)	Net Investment Income (Loss) (3)	Total Returns (5)	Net Assets, End of Year or Period (in thousands)	Portfolio Turnover Rates
Pacific Funds Limited Duration High Income
Class A
4/1/2016 - 9/30/2016 (6)	$8.86	$0.18	$0.23	$0.41	($0.18)	$—	($0.18)	$9.09	1.48%	1.08%	3.90%	4.65%	$5,246	36%
4/1/2015 - 3/31/2016	9.60	0.41	(0.74)	(0.33)	(0.41)	—	(0.41)	8.86	1.45%	1.08%	4.44%	(3.48%)	7,503	48%
4/1/2014 - 3/31/2015	10.22	0.45	(0.58)	(0.13)	(0.45)	(0.04)	(0.49)	9.60	1.49%	1.08%	4.51%	(1.27%)	7,094	49%
7/31/2013 - 3/31/2014	10.00	0.26	0.22	0.48	(0.25)	(0.01)	(0.26)	10.22	1.67%	1.08%	3.94%	4.85%	8,677	53%
Class C
4/1/2016 - 9/30/2016 (6)	$8.85	$0.14	$0.22	$0.36	($0.14)	$—	($0.14)	$9.07	2.23%	1.83%	3.15%	4.15%	$3,131	36%
4/1/2015 - 3/31/2016	9.58	0.34	(0.73)	(0.39)	(0.34)	—	(0.34)	8.85	2.20%	1.83%	3.69%	(4.10%)	3,104	48%
4/1/2014 - 3/31/2015	10.20	0.37	(0.57)	(0.20)	(0.38)	(0.04)	(0.42)	9.58	2.21%	1.83%	3.76%	(1.99%)	3,664	49%
7/31/2013 - 3/31/2014	10.00	0.21	0.22	0.43	(0.22)	(0.01)	(0.23)	10.20	2.42%	1.83%	3.19%	4.28%	2,442	53%
Class I
4/1/2016 - 9/30/2016 (6)	$8.86	$0.19	$0.23	$0.42	($0.19)	$—	($0.19)	$9.09	1.08%	0.78%	4.20%	4.81%	$22,293	36%
4/1/2015 - 3/31/2016	9.60	0.44	(0.74)	(0.30)	(0.44)	—	(0.44)	8.86	1.05%	0.78%	4.74%	(3.19%)	21,217	48%
4/1/2014 - 3/31/2015	10.22	0.48	(0.58)	(0.10)	(0.48)	(0.04)	(0.52)	9.60	1.09%	0.80%	4.79%	(0.89%)	21,921	49%
7/31/2013 - 3/31/2014	10.00	0.28	0.21	0.49	(0.26)	(0.01)	(0.27)	10.22	1.27%	0.83%	4.19%	4.87%	22,227	53%
Advisor Class
4/1/2016 - 9/30/2016 (6)	$8.86	$0.19	$0.22	$0.41	($0.19)	$—	($0.19)	$9.08	1.23%	0.83%	4.15%	4.66%	$1,924	36%
4/1/2015 - 3/31/2016	9.60	0.44	(0.75)	(0.31)	(0.43)	—	(0.43)	8.86	1.20%	0.83%	4.69%	(3.24%)	1,975	48%
4/1/2014 - 3/31/2015	10.21	0.46	(0.55)	(0.09)	(0.48)	(0.04)	(0.52)	9.60	1.18%	0.83%	4.76%	(0.92%)	5,669	49%
7/31/2013 - 3/31/2014	10.00	0.28	0.21	0.49	(0.27)	(0.01)	(0.28)	10.21	1.42%	0.83%	4.19%	4.89%	1,860	53%
Pacific Funds High Income
Class A
4/1/2016 - 9/30/2016 (6)	$9.44	$0.24	$0.69	$0.93	($0.28)	$—	($0.28)	$10.09	1.32%	1.05%	4.90%	9.90%	$6,577	31%
4/1/2015 - 3/31/2016	10.48	0.50	(1.10)	(0.60)	(0.44)	—	(0.44)	9.44	1.28%	1.05%	5.05%	(5.79%)	10,391	54%
4/1/2014 - 3/31/2015	11.22	0.54	(0.60)	(0.06)	(0.52)	(0.16)	(0.68)	10.48	1.50%	1.05%	4.90%	(0.49%)	5,900	60%
4/1/2013 - 3/31/2014	11.16	0.56	0.25	0.81	(0.55)	(0.20)	(0.75)	11.22	1.67%	1.05%	5.03%	7.50%	6,441	99%
6/29/2012 - 3/31/2013	10.57	0.46	0.84	1.30	(0.44)	(0.27)	(0.71)	11.16	1.87%	1.05%	5.57%	12.59%	3,497	154%
Class C
4/1/2016 - 9/30/2016 (6)	$9.43	$0.20	$0.68	$0.88	($0.24)	$—	($0.24)	$10.07	2.07%	1.80%	4.15%	9.42%	$5,022	31%
4/1/2015 - 3/31/2016	10.47	0.43	(1.10)	(0.67)	(0.37)	—	(0.37)	9.43	2.03%	1.80%	4.30%	(6.52%)	4,324	54%
4/1/2014 - 3/31/2015	11.21	0.45	(0.59)	(0.14)	(0.44)	(0.16)	(0.60)	10.47	2.24%	1.80%	4.15%	(1.22%)	5,419	60%
4/1/2013 - 3/31/2014	11.16	0.47	0.25	0.72	(0.47)	(0.20)	(0.67)	11.21	2.42%	1.80%	4.28%	6.65%	5,245	99%
6/29/2012 - 3/31/2013	10.57	0.40	0.85	1.25	(0.39)	(0.27)	(0.66)	11.16	2.62%	1.80%	4.82%	12.11%	2,203	154%
Class I
4/1/2016 - 9/30/2016 (6)	$9.37	$0.26	$0.67	$0.93	($0.29)	$—	($0.29)	$10.01	0.92%	0.75%	5.20%	10.05%	$5,292	31%
4/1/2015 - 3/31/2016	10.41	0.54	(1.11)	(0.57)	(0.47)	—	(0.47)	9.37	0.88%	0.75%	5.35%	(5.57%)	58	54%
4/1/2014 - 3/31/2015	11.14	0.57	(0.61)	(0.04)	(0.53)	(0.16)	(0.69)	10.41	1.10%	0.77%	5.18%	(0.30%)	241	60%
4/1/2013 - 3/31/2014	11.09	0.58	0.24	0.82	(0.57)	(0.20)	(0.77)	11.14	1.27%	0.80%	5.28%	7.72%	9,493	99%
4/1/2012 - 3/31/2013	10.58	0.63	0.82	1.45	(0.67)	(0.27)	(0.94)	11.09	1.78%	0.80%	5.82%	14.21%	8,810	154%
12/19/2011 - 3/31/2012	10.00	0.20	0.55	0.75	(0.17)	—	(0.17)	10.58	2.82%	0.80%	6.73%	7.50%	7,523	93%
Class P
4/1/2016 - 9/30/2016 (6)	$9.36	$0.25	$0.68	$0.93	($0.29)	$—	($0.29)	$10.00	0.92%	0.80%	5.15%	10.04%	$10,469	31%
4/1/2015 - 3/31/2016	10.40	0.52	(1.09)	(0.57)	(0.47)	—	(0.47)	9.36	0.88%	0.80%	5.30%	(5.60%)	113,998	54%
1/14/2015 - 3/31/2015	10.22	0.11	0.19	0.30	(0.12)	—	(0.12)	10.40	1.06%	0.80%	5.15%	2.94%	38,919	60%
Advisor Class
4/1/2016 - 9/30/2016 (6)	$9.44	$0.25	$0.69	$0.94	($0.29)	$—	($0.29)	$10.09	1.07%	0.80%	5.15%	10.06%	$1,885	31%
4/1/2015 - 3/31/2016	10.49	0.53	(1.12)	(0.59)	(0.46)	—	(0.46)	9.44	1.03%	0.80%	5.30%	(5.66%)	1,666	54%
4/1/2014 - 3/31/2015	11.23	0.57	(0.60)	(0.03)	(0.55)	(0.16)	(0.71)	10.49	1.24%	0.80%	5.15%	(0.23%)	3,807	60%
4/1/2013 - 3/31/2014	11.18	0.58	0.24	0.82	(0.57)	(0.20)	(0.77)	11.23	1.42%	0.80%	5.28%	7.67%	3,064	99%
6/29/2012 - 3/31/2013	10.57	0.48	0.85	1.33	(0.45)	(0.27)	(0.72)	11.18	1.63%	0.81%	5.81%	12.87%	279	154%

See Notes to Financial Statements	See explanation of references on B-23

PACIFIC FUNDS

FINANCIAL HIGHLIGHTS (Continued)

Selected per share, ratios and supplemental data for each year or period ended, were as follows:

Fund		Selected Per Share Data								Ratios to Average Net Assets			Supplemental Data
		Investment Operations			Distributions
For the Year or Period Ended (1)	Net Asset Value, Beginning of Year or Period	Net Investment Income (Loss) (2)	Net Realized and Unrealized Gain (Loss)	Total	Net Investment Income		Capital Gains	Total	Net Asset Value, End of Year or Period	Expenses Before Reductions (3)	Expenses After Reductions (3), (4)	Net Investment Income (Loss) (3)	Total Returns (5)	Net Assets, End of Year or Period (in thousands)	Portfolio Turnover Rates
Pacific Funds Large-Cap (8)
Class A
4/1/2016 - 9/30/2016 (6)	$9.66	$0.06	$0.49	$0.55	$—		$—	$—	$10.21	2.92%	1.00%	1.22%	5.69%	$3,026	59%
1/11/2016 - 3/31/2016	9.10	0.03	0.53	0.56	—		—	—	9.66	6.07%	1.00%	1.35%	6.15%	551	27%
Class C
4/1/2016 - 9/30/2016 (6)	$9.65	$0.02	$0.48	$0.50	$—		$—	$—	$10.15	3.67%	1.75%	0.47%	5.18%	$1,761	59%
1/11/2016 - 3/31/2016	9.10	0.01	0.54	0.55	—		—	—	9.65	6.82%	1.75%	0.60%	6.04%	525	27%
Advisor Class
4/1/2016 - 9/30/2016 (6)	$9.67	$0.07	$0.49	$0.56	$—		$—	$—	$10.23	2.67%	0.75%	1.47%	5.79%	$1,143	59%
1/11/2016 - 3/31/2016	9.10	0.03	0.54	0.57	—		—	—	9.67	5.82%	0.75%	1.60%	6.26%	564	27%
Investor Class
4/1/2016 - 9/30/2016 (6)	$9.65	$0.06	$0.48	$0.54	$—		$—	$—	$10.19	2.92%	1.00%	1.22%	5.60%	$700	59%
12/1/2015 - 3/31/2016	10.07	0.04	(0.31)	(0.27)	(0.15	)(9)	—	(0.15)	9.65	6.37%	1.00%	1.35%	(2.68%)	674	27%
12/31/2014 - 11/30/2015	10.00	0.12	(0.05)	0.07	—		—	—	10.07	15.97%	1.00%	1.20%	0.70%	631	45%
Class S (10)
4/1/2016 - 9/30/2016 (6)	$9.66	$0.08	$0.48	$0.56	$—		$—	$—	$10.22	2.52%	0.65%	1.57%	5.80%	$1,099	59%
12/1/2015 - 3/31/2016	10.09	0.05	(0.30)	(0.25)	(0.18	)(9)	—	(0.18)	9.66	5.99%	0.65%	1.70%	(2.54%)	1,879	27%
3/20/2015 - 11/30/2015	10.26	0.12	(0.29)	(0.17)	—		—	—	10.09	9.85%	0.65%	1.72%	(1.66%)	1,895	45%
Pacific Funds Large-Cap Value (8)
Class A
4/1/2016 - 9/30/2016 (6)	$9.46	$0.07	$0.41	$0.48	$—		$—	$—	$9.94	1.87%	1.10%	1.40%	5.07%	$1,521	32%
1/11/2016 - 3/31/2016	8.97	0.04	0.45	0.49	—		—	—	9.46	10.34%	1.10%	1.92%	5.46%	499	48%
Class C
4/1/2016 - 9/30/2016 (6)	$9.45	$0.03	$0.41	$0.44	$—		$—	$—	$9.89	2.62%	1.85%	0.65%	4.66%	$1,879	32%
1/11/2016 - 3/31/2016	8.97	0.02	0.46	0.48	—		—	—	9.45	11.09%	1.85%	1.17%	5.35%	477	48%
Advisor Class
4/1/2016 - 9/30/2016 (6)	$9.47	$0.08	$0.41	$0.49	$—		$—	$—	$9.96	1.62%	0.85%	1.65%	5.18%	$22,974	32%
1/11/2016 - 3/31/2016	8.97	0.04	0.46	0.50	—		—	—	9.47	10.09%	0.85%	2.17%	5.57%	777	48%
Investor Class
4/1/2016 - 9/30/2016 (6)	$9.46	$0.07	$0.41	$0.48	$—		$—	$—	$9.94	1.87%	1.10%	1.40%	4.96%	$552	32%
12/1/2015 - 3/31/2016	10.01	0.06	(0.34)	(0.28)	(0.27)		—	(0.27)	9.46	12.77%	1.07%	1.95%	(2.76%)	514	48%
12/31/2014 - 11/30/2015	10.00	0.13	(0.12)	0.01	—		—	—	10.01	30.13%	1.00%	1.42%	0.10%	500	44%
Class S (10)
4/1/2016 - 9/30/2016 (6)	$9.47	$0.09	$0.41	$0.50	$—		$—	$—	$9.97	1.47%	0.75%	1.75%	5.28%	$1,246	32%
1/11/2016 - 3/31/2016	8.97	0.04	0.46	0.50	—		—	—	9.47	9.93%	0.75%	2.27%	5.57%	210	48%
Pacific Funds Small/Mid-Cap (8)
Class A
4/1/2016 - 9/30/2016 (6)	$9.93	($0.01)	$0.72	$0.71	$—		$—	$—	$10.64	1.77%	1.30%	(0.18%)	7.15%	$9,621	26%
1/11/2016 - 3/31/2016	9.33	0.00 (7)	0.60	0.60	—		—	—	9.93	5.43%	1.30%	0.07%	6.43%	2,254	11%
Class C
4/1/2016 - 9/30/2016 (6)	$9.91	($0.05)	$0.73	$0.68	$—		$—	$—	$10.59	2.52%	2.05%	(0.93%)	6.86%	$2,926	26%
1/11/2016 - 3/31/2016	9.33	(0.01)	0.59	0.58	—		—	—	9.91	6.18%	2.05%	(0.68%)	6.22%	527	11%
Advisor Class
4/1/2016 - 9/30/2016 (6)	$9.92	$0.00 (7)	$0.73	$0.73	$—		$—	$—	$10.65	1.52%	1.05%	0.07%	7.36%	$29,309	26%
1/11/2016 - 3/31/2016	9.33	0.01	0.58	0.59	—		—	—	9.92	5.18%	1.05%	0.32%	6.32%	1,965	11%
Investor Class
4/1/2016 - 9/30/2016 (6)	$9.91	($0.01)	$0.73	$0.72	$—		$—	$—	$10.63	1.77%	1.35%	(0.23%)	7.27%	$3,654	26%
1/11/2016 - 3/31/2016	9.33	0.00 (7)	0.58	0.58	—		—	—	9.91	5.43%	1.35%	0.02%	6.22%	2,286	11%
Class S (10)
4/1/2016 - 9/30/2016 (6)	$9.92	$0.01	$0.72	$0.73	$—		$—	$—	$10.65	1.37%	1.00%	0.12%	7.36%	$8,123	26%
12/1/2015 - 3/31/2016	10.48	0.01	(0.49)	(0.48)	(0.03)		(0.05)	(0.08)	9.92	9.62%	1.00%	0.37%	(4.55%)	711	11%
12/31/2014 - 11/30/2015	10.00	0.01	0.47	0.48	—		—	—	10.48	29.84%	1.00%	0.12%	4.80%	524	30%

See Notes to Financial Statements	See explanation of references on B-23

PACIFIC FUNDS

FINANCIAL HIGHLIGHTS (Continued)

Selected per share, ratios and supplemental data for each year or period ended, were as follows:

Fund		Selected Per Share Data								Ratios to Average Net Assets			Supplemental Data
		Investment Operations				Distributions
For the Year or Period Ended (1)	Net Asset Value, Beginning of Year or Period	Net Investment Income (Loss) (2)		Net Realized and Unrealized Gain (Loss)	Total	Net Investment Income	Capital Gains	Total	Net Asset Value, End of Year or Period	Expenses Before Reductions (3)	Expenses After Reductions (3), (4)	Net Investment Income (Loss) (3)	Total Returns (5)	Net Assets, End of Year or Period (in thousands)	Portfolio Turnover Rates
Pacific Funds Small-Cap (8)
Class A
4/1/2016 - 9/30/2016 (6)	$9.68	$0.01		$0.85	$0.86	$—	$—	$—	$10.54	4.39%	1.30%	0.11%	8.89%	$1,446	42%
1/11/2016 - 3/31/2016	9.10	0.01		0.57	0.58	—	—	—	9.68	17.67%	1.30%	0.31%	6.37%	324	27%
Class C
4/1/2016 - 9/30/2016 (6)	$9.66	($0.03)		$0.85	$0.82	$—	$—	$—	$10.48	5.14%	2.05%	(0.64%)	8.49%	$289	42%
1/11/2016 - 3/31/2016	9.10	(0.01)		0.57	0.56	—	—	—	9.66	18.42%	2.05%	(0.44%)	6.15%	130	27%
Advisor Class
4/1/2016 - 9/30/2016 (6)	$9.68	$0.02		$0.85	$0.87	$—	$—	$—	$10.55	4.14%	1.05%	0.36%	8.99%	$5,067	42%
1/11/2016 - 3/31/2016	9.10	0.01		0.57	0.58	—	—	—	9.68	17.42%	1.05%	0.56%	6.37%	153	27%
Investor Class
4/1/2016 - 9/30/2016 (6)	$9.67	$0.00	(7)	$0.86	$0.86	$—	$—	$—	$10.53	4.39%	1.35%	0.06%	8.89%	$184	42%
1/11/2016 - 3/31/2016	9.10	0.01		0.56	0.57	—	—	—	9.67	17.67%	1.35%	0.26%	6.26%	18	27%
Class S (10)
4/1/2016 - 9/30/2016 (6)	$9.67	$0.02		$0.86	$0.88	$—	$—	$—	$10.55	3.99%	1.00%	0.41%	9.10%	$655	42%
12/1/2015 - 3/31/2016	10.31	0.02		(0.60)	(0.58)	(0.06)	—	(0.06)	9.67	10.38%	1.00%	0.61%	(5.68%)	497	27%
12/31/2014 - 11/30/2015	10.00	0.02		0.29	0.31	—	—	—	10.31	30.41%	1.00%	0.24%	3.10%	516	27%
Pacific Funds Small-Cap Value (8)
Class A
4/1/2016 - 9/30/2016 (6)	$9.47	$0.02		$0.92	$0.94	$—	$—	$—	$10.41	1.98%	1.30%	0.47%	9.81%	$287	21%
1/11/2016 - 3/31/2016	8.80	0.02		0.65	0.67	—	—	—	9.47	15.99%	1.30%	0.97%	7.73%	148	17%
Class C
4/1/2016 - 9/30/2016 (6)	$9.46	($0.01)		$0.90	$0.89	$—	$—	$—	$10.35	2.73%	2.05%	(0.29%)	9.41%	$508	21%
1/11/2016 - 3/31/2016	8.80	0.00	(7)	0.66	0.66	—	—	—	9.46	16.74%	2.05%	0.22%	7.50%	121	17%
Advisor Class
4/1/2016 - 9/30/2016 (6)	$9.48	$0.04		$0.91	$0.95	$—	$—	$—	$10.43	1.73%	1.05%	0.72%	9.91%	$25,326	21%
1/11/2016 - 3/31/2016	8.80	0.02		0.66	0.68	—	—	—	9.48	15.74%	1.05%	1.22%	7.84%	261	17%
Investor Class
4/1/2016 - 9/30/2016 (6)	$9.47	$0.02		$0.91	$0.93	$—	$—	$—	$10.40	1.98%	1.35%	0.42%	9.70%	$98	21%
1/11/2016 - 3/31/2016	8.80	0.02		0.65	0.67	—	—	—	9.47	15.99%	1.35%	0.92%	7.73%	59	17%
Class S (10)
4/1/2016 - 9/30/2016 (6)	$9.47	$0.04		$0.92	$0.96	$—	$—	$—	$10.43	1.58%	1.00%	0.77%	10.02%	$9,236	21%
12/1/2015 - 3/31/2016	10.14	0.04		(0.49)	(0.45)	(0.12)	(0.10)	(0.22)	9.47	16.02%	1.00%	1.27%	(4.37%)	1,118	17%
12/31/2014 - 11/30/2015	10.00	0.06		0.08	0.14	—	—	—	10.14	26.85%	1.00%	0.63%	1.40%	706	29%
Pacific Funds Small-Cap Growth (8), (11)
Class A
4/1/2016 - 9/30/2016 (6)	$9.61	($0.03)		$0.87	$0.84	$—	$—	$—	$10.45	2.06%	1.30%	(0.69%)	8.52%	$273	25%
1/11/2016 - 3/31/2016	9.27	(0.01)		0.35	0.34	—	—	—	9.61	12.44%	1.30%	(0.70%)	3.88%	43	7%
Class C
4/1/2016 - 9/30/2016 (6)	$9.61	($0.07)		$0.86	$0.79	$—	$—	$—	$10.40	2.81%	2.05%	(1.44%)	8.22%	$80	25%
1/11/2016 - 3/31/2016	9.27	(0.03)		0.37	0.34	—	—	—	9.61	13.19%	2.05%	(1.45%)	3.67%	34	7%
Class P
6/8/2016 - 9/30/2016 (6)	$10.06	($0.01)		$0.43	$0.42	$—	$—	$—	$10.48	1.35%	1.05%	(0.44%)	4.18%	$12,981	25%
Advisor Class
4/1/2016 - 9/30/2016 (6)	$9.64	($0.02)		$0.87	$0.85	$—	$—	$—	$10.49	1.81%	1.05%	(0.44%)	8.82%	$10,940	25%
1/11/2016 - 3/31/2016	9.27	(0.01)		0.38	0.37	—	—	—	9.64	12.19%	1.05%	(0.45%)	3.99%	234	7%
Investor Class
4/1/2016 - 9/30/2016 (6)	$9.62	($0.03)		$0.87	$0.84	$—	$—	$—	$10.46	2.06%	1.25%	(0.64%)	8.73%	$1,052	25%
12/1/2015 - 3/31/2016	10.42	(0.02)		(0.78)	(0.80)	—	—	—	9.62	12.79%	1.25%	(0.65%)	(7.68%)	977	7%
12/31/2014 - 11/30/2015	10.00	(0.07)		0.49	0.42	—	—	—	10.42	17.40%	1.25%	(0.70%)	4.20%	1,047	34%
Class S (10)
4/1/2016 - 9/30/2016 (6)	$9.63	($0.01)		$0.87	$0.86	$—	$—	$—	$10.49	1.66%	0.90%	(0.29%)	8.93%	$8,896	25%
1/11/2016 - 3/31/2016	9.27	(0.00	)(7)	0.36	0.36	—	—	—	9.63	12.04%	0.90%	(0.29%)	3.88%	411	7%

See Notes to Financial Statements	See explanation of references on B-23

PACIFIC FUNDS

FINANCIAL HIGHLIGHTS (Continued)

Explanation of References

(1)	For share classes that commenced operations after April 1, 2011, the first date reported represents the commencement date of operations for that share class.
(2)	Net investment income (loss) per share has been calculated using the average shares method.
(3)	The ratios are annualized for periods of less than one full year.
(4)	The ratios of expenses after expense reductions to average net assets are after advisory fee waivers and adviser expense reimbursements, if any, as discussed in Notes 6 and 7B in Notes to Financial Statements. The expense ratios for all the Portfolio Optimization Funds and Pacific Funds Diversified Alternatives do not include fees and expenses of the underlying funds (see Note 1 in Notes to Financial Statements) in which the Portfolio Optimization Funds and Pacific Funds Diversified Alternatives invest.
(5)	The total returns include reinvestment of all dividends and capital gain distributions, if any, and do not include deductions of any applicable sales charges. Total returns are not annualized for periods less than one full year.
(6)	Unaudited for the six-month period ended September 30, 2016.
(7)	Reflects an amount rounding to less than $0.01 per share.
(8)	Because of the change in fiscal year end from November 30 to March 31 for the Fund, the following periods are shown for the Fund prior to April 1, 2016: (i) the period from December 31, 2014 through November 30, 2015, which reflects the fiscal year end for the Predecessor Fund prior to the reorganization and (ii) the period from December 1, 2015 or class commencement date through March 31, 2016, which reflects the change in fiscal year end for the Fund upon the reorganization (see Note 1 in Notes to Financial Statements).
(9)	Includes $0.01 per share return of capital distribution.
(10)	Class S was formerly named Institutional Class.
(11)	The Class P shares of Pacific Funds Small-Cap Growth commenced operations on June 8, 2016.

See Notes to Financial Statements

PACIFIC FUNDS

NOTES TO FINANCIAL STATEMENTS

(Unaudited)

1. ORGANIZATION

Pacific Funds Series Trust (which may be referred to as “Pacific Funds” or the “Trust”) is registered under the Investment Company Act of 1940 (“1940 Act”), as amended, as an open-end, management investment company, and is organized as a Delaware statutory trust. Pacific Life Fund Advisors LLC (“PLFA” or the “Investment Adviser”) serves as investment adviser to the Trust. As of September 30, 2016, the Trust was comprised of forty-two separate funds, eighteen of which are presented in these financial statements (each individually a “Fund”, and collectively the “Funds”):

Fund	Fund
Pacific FundsSM Portfolio Optimization Conservative (1)	Pacific FundsSM Floating Rate Income (2)
Pacific FundsSM Portfolio Optimization Moderate-Conservative (1)	Pacific FundsSM Limited Duration High Income (2)
Pacific FundsSM Portfolio Optimization Moderate (1)	Pacific FundsSM High Income (2)
Pacific FundsSM Portfolio Optimization Growth (1)	Pacific FundsSM Large-Cap (3)
Pacific FundsSM Portfolio Optimization Aggressive-Growth (1)	Pacific FundsSM Large-Cap Value (3)
Pacific FundsSM Diversified Alternatives	Pacific FundsSM Small/Mid-Cap (3)
Pacific FundsSM Short Duration Income (2)	Pacific FundsSM Small-Cap (3)
Pacific FundsSM Core Income (2)	Pacific FundsSM Small-Cap Value (3)
Pacific FundsSM Strategic Income (2)	Pacific FundsSM Small-Cap Growth (3)

(1)	These Funds are collectively known as the “Portfolio Optimization Funds”.
(2)	These Funds are collectively known as the “PF Fixed Income Funds”.
(3)	These Funds are collectively known as the “PF U.S. Equity Funds”.

Each PF U.S. Equity Fund acquired the assets of and assumed the performance, financial, and other historical information of the respective predecessor funds listed in the table below, each a series of Professionally Managed Portfolios (each a “Predecessor Fund”, together the “Predecessor Funds”), in reorganization transactions that occurred on January 11, 2016. Accordingly, information provided in this report for the PF U.S. Equity Funds for periods prior to January 11, 2016 is that of the Predecessor Funds, which commenced operations on December 31, 2014. With the reorganizations, the PF U.S. Equity Funds changed their financial reporting fiscal year end from November 30 to March 31, effective for the fiscal year ended March 31, 2016. Each PF U.S. Equity Fund’s investment objectives (goals), policies, guidelines, and restrictions are substantially the same as those of its respective Predecessor Fund.

Fund	Predecessor Fund
Pacific Funds Large-Cap	Rothschild U.S. Large-Cap Core Fund
Pacific Funds Large-Cap Value	Rothschild U.S. Large-Cap Value Fund
Pacific Funds Small/Mid-Cap	Rothschild U.S. Small/Mid-Cap Core Fund
Pacific Funds Small-Cap	Rothschild U.S. Small-Cap Core Fund
Pacific Funds Small-Cap Value	Rothschild U.S. Small-Cap Value Fund
Pacific Funds Small-Cap Growth	Rothschild U.S. Small-Cap Growth Fund

The Portfolio Optimization Funds offer Class A, Class B, Class C, Class R, and Advisor Class shares. Pacific Funds Diversified Alternatives offers Class A, Class C, and Advisor Class shares. Each class is distinguished by its applicable sales charges and level of distribution and/or service fees (see Note 6) and in general: (i) Class A shares are subject to a maximum 5.50% front-end sales charge; (ii) Class B shares are subject to a maximum 5.00% contingent deferred sales charge (“CDSC”); (iii) Class C shares are subject to a maximum 1.00% CDSC; and (iv) Class R and Advisor Class shares are sold at net asset value without a sales charge. The sales charge for Class A shares is reduced for purchases of $50,000 or more and may be waived in certain circumstances. There is no sales charge for Class A shares for purchases of $1 million or more, although there is a CDSC of 1.00% on redemptions of such Class A shares within one year of purchase, which may be waived in certain circumstances.

The PF Fixed Income Funds offer Class A, Class C, Class I, and Advisor Class shares. Additionally, Pacific Funds Core Income, Pacific Funds Floating Rate Income, and Pacific Funds High Income offer Class P shares. Each class is distinguished by its applicable sales charges and level of distribution and/or service fees (see Note 6) and in general: (i) Class A shares of Pacific Funds Short Duration Income, Pacific Funds Floating Rate Income, and Pacific Funds Limited Duration High Income are subject to a maximum 3.00% front-end sales charge, and Class A shares of Pacific Funds Core Income, Pacific Funds Strategic Income, and Pacific Funds High Income are subject to a maximum 4.25% front-end sales charge; (ii) Class C shares are subject to a maximum 1.00% CDSC; and (iii) Class I, Class P, and Advisor Class shares are sold at net asset value without a sales charge. The sales charge for Class A shares is reduced for purchases of $100,000 or more and may be waived in certain circumstances. There is no sales charge for Class A shares for purchases of $500,000 or more, although there is a CDSC of 1.00% of such Class A shares within one year of purchase, which may be waived in certain circumstances.

The PF U.S. Equity Funds offer Class A, Class C, Advisor Class, Investor Class, and Class S (formerly named Institutional Class) shares. Additionally, Pacific Funds Small-Cap Growth offers Class P shares. Each class is distinguished by its applicable sales charges and level of distribution and/or service fees (see Note 6) and in general: (i) Class A shares are subject to a maximum 4.25% front-end sales charge; (ii) Class C shares are subject to a maximum 1.00% CDSC; and (iii) Class P, Advisor Class, Investor Class, and Class S shares are sold at net

C-1

PACIFIC FUNDS

NOTES TO FINANCIAL STATEMENTS (Continued)

(Unaudited)

asset value without a sales charge. The sales charge for Class A shares is reduced for purchases of $100,000 or more and may be waived in certain circumstances. There is no sales charge for Class A shares for purchases of $500,000 or more, although there is a CDSC of 1.00% of such Class A shares within one year of purchase, which may be waived in certain circumstances.

The Trust’s distributor receives all net commissions (front-end sales charges and CDSCs) from the sales of all applicable share classes (see Note 6).

The Portfolio Optimization Funds invest their assets in Class P shares of certain other funds of the Trust (collectively, the “PF Underlying Funds”) as well as Class P shares of Pacific Funds Core Income, Pacific Funds High Income, and Pacific Funds Small-Cap Growth. Pacific Funds Diversified Alternatives invests all of its assets in certain PF Underlying Funds and Class P shares of Pacific Funds Floating Rate Income.

There is a separate semi-annual report containing the financial statements for the PF Underlying Funds, which is available without charge. For information on how to obtain the semi-annual report for the PF Underlying Funds, see the Where to Go for More Information section of this report on page D-4.

On September 21, 2016, the Trust’s Board of Trustees approved plans of liquidation for the PF Floating Rate Loan and PF Absolute Return Funds. All outstanding shares in PF Absolute Return Fund were fully redeemed by the applicable Portfolio Optimization Funds and Pacific Funds Diversified Alternatives (collectively, the “Fund of Funds”) on August 3, 2016. The PF Absolute Return Fund held no assets and had no liabilities as of September 30, 2016. No investments were made by the applicable Fund of Funds subsequent to that date; therefore no financial information for that Fund is presented in this report except in the Transactions with Affiliates disclosure under Investments in Affiliated Funds (see Note 7C). PF Floating Rate Loan Fund has not yet liquidated as of the date of this report.

2. SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of the significant accounting policies followed by the Trust in the preparation of its financial statements in conformity with accounting principles generally accepted in the United States of America (United States Generally Accepted Accounting Principles, or “U.S. GAAP”), which may require management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosures of contingent assets and liabilities at the date of the financial statements and the increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates. Each Fund qualifies as an investment company under U.S. GAAP and follows the accounting and reporting guidance applicable to the Investment Companies Topic of U.S. GAAP.

A. INVESTMENT TRANSACTIONS AND INCOME

Investment transactions are recorded on a trade date basis. Securities purchased or sold on a when-issued or delayed-delivery basis as well as certain loan transactions and mortgage securities (such as Government National Mortgage Association (“GNMA”) securities) may be settled a month or more after the trade date. Dividend income is recorded on the ex-dividend date, except certain dividends from foreign securities, which are recorded as soon as a Fund is informed of the ex-dividend date or upon receipt of the dividend. A Fund’s estimated components of distributions received from real estate investment trusts may be considered income, return of capital distributions or capital gains distributions. Return of capital distributions are recorded as a reduction of cost of the related investments. Interest income, adjusted for amortization of premium and accretion of discount, is recorded daily on an accrual basis. Investment income is recorded net of foreign taxes withheld, if any. A Fund may be subject to foreign taxes on income, gains on investments or currency repatriation, a portion of which may be recoverable. A Fund will accrue such taxes and reclaims as applicable, based upon the current interpretation of tax rules and regulations that exist in the markets in which that Fund invests. Facility fees and other fees (such as origination fees) received from floating rate senior loan notes purchased (see Note 4) by a Fund are amortized over the expected term of each applicable senior loan. Commitment fees received by a Fund relating to unfunded senior loan commitments are amortized to income over the period of the commitment. Consent fees, which are compensation for agreeing to changes in the terms of debt instruments, are recorded as interest income when received. Realized gains and losses from investment transactions are recorded on the basis of identified cost. Gains and losses realized on principal paydowns from mortgage-backed and asset-backed securities are recorded as interest income. Litigation settlements on securities that were previously held are recorded as realized gains on investment securities.

B. DISTRIBUTIONS TO SHAREHOLDERS

For the Portfolio Optimization Funds, Pacific Funds Diversified Alternatives, and PF U.S. Equity Funds, dividends on net investment income, if any, are generally declared and paid annually. For the PF Fixed Income Funds, dividends on net investment income, if any, are generally declared and paid monthly. Dividends may be declared more or less frequently if advantageous to the specific Fund and its shareholders.

All realized capital gains are distributed at least annually for each Fund. Dividends and distributions paid to shareholders are recorded on the ex-dividend date.

C. FOREIGN CURRENCY TRANSLATION

The Trust’s accounting records are maintained in U.S. dollars. The market value of investments and other assets and liabilities, which are denominated in non-U.S. currencies, are translated into U.S. dollars based on the applicable exchange rates at the end of each business day. Purchases and sales of investments and income and expenses, denominated in foreign currencies, are translated into U.S. dollars at the exchange rates in effect on the transaction date.

None of the Funds separately report the effect of changes in foreign exchange rates from changes in market prices of investments held. Such changes are included with the net realized gain or loss and change in net unrealized appreciation or depreciation on investments. Other foreign currency transactions resulting in realized and unrealized gain or loss, if any, are reported separately as net realized gain or loss on foreign currency transactions and change in net unrealized appreciation or depreciation on foreign currencies.

C-2

PACIFIC FUNDS

NOTES TO FINANCIAL STATEMENTS (Continued)

(Unaudited)

D. ALLOCATION OF INCOME, EXPENSES, GAINS AND LOSSES

Income, non-class specific expenses, and realized and unrealized gains and losses are allocated on a daily basis to each class of shares based upon the relative portion of net assets of each class. Certain Trust expenses directly attributable to a particular Fund are charged to that Fund (such as fund-specific transactional fees, proxies, liquidations, litigation, and organizational/start-up costs) and class-specific fees and expenses are charged directly to the respective share class within each Fund. Generally, other Trust expenses are allocated proportionately among all the Funds in relation to the net assets of each Fund.

E. OFFERING COSTS

A new Fund bears all costs (or the applicable pro-rata share if there is more than one new Fund) associated with the offering expenses of the Fund including legal, printing, and support services (see Notes 6 and 7A). All such costs are amortized as an expense of the new Fund on a straight-line basis over twelve months from commencement of operations.

3. VALUATION AND FAIR VALUE MEASUREMENTS

A. VALUATION POLICY

The Trust’s Board of Trustees (the “Board”) has adopted a policy (“Valuation Policy”) for determining the value of the Trust’s investments each business day. Under the Valuation Policy, the Board has delegated certain functions to the Trustee Valuation Committee (“TVC”) and/or the Valuation Oversight Committee (“VOC”) or its delegate to determine the fair value of certain investments, which includes using third party pricing services. Each valuation committee that values the Funds’ investments does so in accordance with the Valuation Policy. Notes 3B and 3C below describe in greater detail the methodologies used to value each Fund’s investments.

B. NET ASSET VALUE

Each Fund presented in these financial statements is divided into shares and share classes. The price per share of each class of a Fund’s shares is called the net asset value (“NAV”). The NAV forms the basis for all transactions involving buying, selling, exchanging or reinvesting shares. Each Fund’s NAV is calculated by taking the total value of a Fund’s assets, subtracting a Fund’s liabilities, and dividing by the total number of shares outstanding.

Each Fund’s NAV is calculated once per day, every day the New York Stock Exchange (“NYSE”) is open, including days when foreign markets and/or bond markets are closed. For purposes of calculating the NAV, the value of investments held by each Fund is generally determined as of the scheduled closing time of the NYSE, which is usually 4:00 p.m. Eastern Time. Information that becomes known to the Trust or its agents after the scheduled close of the NYSE on a particular day will not normally be used to retroactively adjust the price of an investment for that same business day. Such information may include late dividend notifications, legal or regulatory matters, corporate actions, and corrected/adjusted last sales prices or official closing prices from an exchange.

Each Fund’s NAV will not be calculated on days when the NYSE is closed. There may be a delay in calculating the NAV if: (i) the NYSE is closed on a day other than a regular holiday or weekend, (ii) trading on the NYSE is restricted, (iii) an emergency exists (as determined by the U.S. Securities and Exchange Commission (“SEC”)), making the sale of investments or determinations of NAV not practicable, or (iv) the SEC permits a delay for the protection of shareholders.

Certain Funds may hold investments that are primarily listed on foreign exchanges. Because those investments trade on weekends and other days when the Funds do not calculate their NAVs, the value of those investments may change on days when a shareholder will not be able to purchase or redeem shares of those Funds.

C. INVESTMENT VALUATION

The value of each security or other investment is the amount which a Fund might reasonably expect to receive for the investment upon its current sale in the ordinary course of business. For purposes of calculating the NAV, the value of investments held by each Fund is based primarily on pricing data obtained from various sources approved by the Board.

Domestic Equity Investments

For domestic equity investments (including exchange-traded funds), the Trust generally uses the official closing price or last reported sale price from an exchange as of the scheduled closing time of the NYSE and does not normally take into account trading, clearances or settlements that take place after the scheduled close of the NYSE. Investments for which no official closing price or last reported sales price are reported are generally valued at the mean between the most recent bid and ask prices obtained from approved pricing services, established market makers, or from broker-dealers.

Over-the-Counter (“OTC”) Investments

OTC investments (including swaps and options) are generally valued by approved pricing services that use evaluated prices from various observable market and other factors. Certain OTC swap agreements are generally valued using industry pricing models, broker quotes or other methodologies pursuant to the Valuation Policy.

Domestic and Foreign Debt Investments

Debt investments are generally valued using the mean between bid and ask prices provided by approved pricing and quotation services, which are based upon evaluated prices determined from various observable market and other factors. Certain debt investments are valued by using a benchmark, matrix, or other pricing methodology approved pursuant to the Valuation Policy.

C-3

PACIFIC FUNDS

NOTES TO FINANCIAL STATEMENTS (Continued)

(Unaudited)

Portfolio Optimization Funds

The investments of each Portfolio Optimization Fund consist of Class P shares of the applicable PF Underlying Funds, Pacific Funds Core Income, Pacific Funds High Income, and Pacific Funds Small-Cap Growth, which are valued at their respective NAVs.

Pacific Funds Diversified Alternatives

The investments of Pacific Funds Diversified Alternatives consist of Class P shares of the applicable PF Underlying Funds and Pacific Funds Floating Rate Income, which are valued at their respective NAVs.

Investments in Other Investment Companies

Fund investments in other investment companies are valued at their respective NAVs.

Investment Values Determined by a Valuation Committee

The Trust’s Valuation Policy includes methodologies approved for valuing investments in circumstances where market quotations are not readily available. In such circumstances, the Valuation Policy provides that the value of such investments may be determined in accordance with Board approved formulas and methodologies (“Alternate Valuation Methodologies”). Under the Valuation Policy these Alternate Valuation Methodologies may include, among others, amortized cost, the use of broker quotes, the use of purchase prices, and benchmark and matrix pricing. In the event market quotations or Alternate Valuation Methodologies are not readily available or are determined to be unreliable, the value of the investments will be determined in good faith by the TVC or determined by the VOC or its delegate pursuant to the Valuation Policy and then subsequently submitted for approval or ratification to either the TVC or the Board. Valuations determined by the TVC or the VOC or its delegate may require subjective inputs about the value of such investments. While these valuations are intended to estimate the value a Fund might reasonably expect to receive upon the current sale of the investments in the ordinary course of business, such values may differ from the value that a Fund would actually realize if the investments were sold or values that would be obtained if a different valuation methodology had been used.

Market quotations are considered not readily available if: (i) the market quotations received are deemed unreliable or inaccurate, (ii) approved pricing services do not provide a valuation for a particular investment, or (iii) material events occur after the close of the principal market for a particular investment but prior to the scheduled close of the NYSE.

D. FAIR VALUE MEASUREMENTS AND DISCLOSURES

The Trust characterizes its investments as Level 1, Level 2 or Level 3 based upon the various inputs or methodologies used to value the investments. Under the Valuation Policy, the VOC determines the level in which each investment is characterized. The VOC includes investment, legal, and compliance members of the Trust’s Investment Adviser, accounting members of the Trust’s Administrator (see Note 6), and the Trust’s Chief Compliance Officer (“CCO”). The three-tier hierarchy of inputs is summarized in the three broad levels listed below:

• Level 1 - Quoted	prices (unadjusted) in active markets for identical investments

• Level 2 - Significant	observable market-based inputs, other than Level 1 quoted prices, or unobservable inputs that are corroborated by market data

• Level 3 - Significant	unobservable inputs that are not corroborated by observable market data

The VOC reviews the Valuation Policy periodically (at least annually) to determine the appropriateness of the pricing methodologies used to value each Fund’s investments. The VOC also periodically evaluates how the Trust’s investments are characterized within the three-tier hierarchy and the appropriateness of third party pricing sources. The VOC also periodically (at least annually) conducts back-testing of the value of various Level 2 and Level 3 investments to evaluate the effectiveness of the pricing methodologies including the unobservable inputs used to value those investments. Such back-testing includes comparing Level 2 and Level 3 investment values to subsequently available exchange-traded prices, transaction prices, and/or observable vendor prices. All changes to the Valuation Policy are reported to the Board on a quarterly basis with material changes, as determined by the Trust’s CCO, requiring approval by the Board.

The inputs or methodologies used for characterizing each Fund’s investments within the three-tier hierarchy are not necessarily an indication of the relative risks associated with investing in those investments. Foreign equity investments that are valued with the assistance of a statistical research service approved by the Board and based on significant observable inputs are reflected as Level 2. Changes in valuation techniques may result in transfers into or out of an assigned level within the hierarchy. Transfers between different levels of the fair value hierarchy resulting from such changes are deemed to have occurred as of the end of the reporting period. A summary of each Fund’s investments as of September 30, 2016, as categorized under the three-tier hierarchy of inputs, can be found in the Notes to Schedule of Investments section of each Fund’s Schedule of Investments.

The following is a description of valuation inputs and techniques that the Trust currently utilizes to fair value each major category of assets and liabilities:

Equity Securities (Common and Preferred Stock) and Mutual Funds

Equity securities (foreign or domestic) that are actively traded on a securities exchange are fair valued based on quoted prices from the applicable exchange, and to the extent valuation adjustments are not applied to these securities, they are categorized as Level 1. Equity securities traded on inactive markets are fair valued using significant other observable inputs which include broker-dealer quotes, recently executed transactions adjusted for changes in the benchmark index, or evaluated price quotes received from pricing vendors that take into account the integrity of the market sector and issuer, the individual characteristics of the security, and information received from broker-dealers and other market sources pertaining to the issuer or security. To the extent that these inputs are observable and timely, the fair values of these securities would be categorized as Level 2; otherwise the fair values would be categorized as Level 3.

C-4

PACIFIC FUNDS

NOTES TO FINANCIAL STATEMENTS (Continued)

(Unaudited)

Investments in registered mutual funds, including affiliated registered mutual funds, are valued at their respective NAV and are categorized as Level 1.

U.S. Treasury Obligations

U.S. Treasuries are fair valued based on pricing models that evaluate the mean between the most recently published bid and ask price from market data sources. The models also take into consideration yield curves and data received from active market makers and inter-dealer brokers. Yield curves change daily in response to market conditions and are generally obtained from the new issue market and broker-dealer sources. To the extent that these inputs are observable and timely, the fair values of U.S. Treasury obligations would be categorized as Level 2; otherwise the fair values would be categorized as Level 3.

Mortgage-Backed and Asset-Backed Securities

Mortgage-backed securities, including government sponsored enterprises, are fair valued using pricing models based on inputs that include issuer type, coupon, and cash flows, mortgage prepayment projection tables and adjustable rate mortgage evaluations that incorporate index data, periodic, and life caps, the next coupon reset date, and the convertibility of the bond. To the extent that these inputs are observable and timely, the fair values of mortgage-backed securities would be categorized as Level 2; otherwise the fair value would be categorized as Level 3.

Asset-backed securities and collateralized mortgage obligations are fair valued using pricing models based on a security’s average life volatility. The models also take into account tranche characteristics such as coupon average life, collateral types, ratings, the issuer and tranche type, underlying collateral and performance of the collateral, and discount margin for certain floating rate issues. To the extent that these inputs are observable and timely, the fair values of asset-backed securities and collateralized mortgage obligations would be categorized as Level 2; otherwise the fair values would be categorized as Level 3.

Foreign Government Bonds and Notes

Foreign government bonds and notes are fair valued based on discounted cash flow models that incorporate option adjusted spreads along with benchmark curves and credit spreads. In addition, international bond markets are monitored daily for information pertaining to the issuer and/or the specific issue. To the extent that these inputs are observable and timely, the fair values of foreign government bonds and notes would be categorized as Level 2; otherwise the fair values would be categorized as Level 3.

Corporate Bonds and Notes and U.S. Government Agency Issues

Corporate bonds held by a Fund are generally comprised of two main categories: investment grade bonds and high yield bonds. Investment grade bonds are reported at fair value using various inputs and techniques, which include broker-dealer quotations, live trading levels, recently executed transactions in securities of the issuer or comparable issuers, issuer credit information, and option-adjusted spread models where applicable. Fair values for high yield bonds are based primarily on broker-dealer quotations from relevant market makers and recently executed transactions in securities of the issuer or comparable issuers. The broker-dealer quotations received are supported by credit analysis of the issuer that takes into consideration credit quality assessments, daily trading activity, and the activity of the underlying equities, listed bonds, and sector-specific trends. To the extent that these inputs are observable and timely, the fair values of corporate bonds would be categorized as Level 2; otherwise the fair values would be categorized as Level 3.

U.S. Government Agency Issues are reported at fair value using various inputs and techniques, which include broker-dealer quotations, live trading levels, recently executed transactions in securities of the issuer, issuer credit information, and option-adjusted spread models where applicable. To the extent that these inputs are observable and timely, the fair values of U.S. Government Agency Issues would be categorized as Level 2; otherwise the fair values would be categorized as Level 3.

Swap Agreements

Total Return Swaps – Total return swaps that are actively traded and cleared on a securities exchange or swap execution facility are fair valued based on quoted prices from the applicable exchange and are categorized as Level 2. Total Return swaps traded over-the-counter are fair valued using pricing models that take into account among other factors, index spread curves, nominal values, modified duration values and cash flows. To the extent that these inputs are observable and timely, the fair values of total return swaps would be categorized as Level 2; otherwise the fair values would be categorized as Level 3.

Senior Loan Notes

Floating rate senior loan notes (“Senior Loans”) are fair valued based on a quoted price received from a single broker-dealer or an average of quoted prices received from multiple broker-dealers or valued relative to other benchmark securities when broker-dealer quotes are unavailable. To the extent that these inputs are observable, the fair values of Senior Loans would be categorized as Level 2; otherwise the fair values would be categorized as Level 3.

4. INVESTMENTS AND RISKS

General Investment Risks

An investment in each Fund represents an indirect investment in the assets owned by that Fund. As with any mutual fund, the value of the assets owned by each Fund may move up or down, and as a result, an investment in a Fund at any point in time may be worth more or less than the original amount invested.

A Fund’s transactions in listed securities are settled/paid for upon delivery to or from their counterparties; therefore, the risk of counterparty default for listed securities is considered minimal, as delivery of securities sold is only made once a Fund has received payment. Payment is made on a purchase once the securities have been delivered by the counterparty. The trade will fail if either party fails to meet its obligations.

C-5

PACIFIC FUNDS

NOTES TO FINANCIAL STATEMENTS (Continued)

(Unaudited)

Market and Regulatory Risks

Events in the financial markets and economy may cause volatility and uncertainty and affect Fund performance. Market events may affect a single issuer, industry, sector, or the market as a whole. In addition, because of interdependencies between markets, events in one market may adversely impact other markets or issuers in which a Fund invests in unforeseen ways. Traditionally liquid investments may experience periods of diminished liquidity. During a general downturn in the financial markets, multiple asset classes may decline in value and a Fund may lose value, regardless of the individual results of the securities and other instruments in which the Fund invests. Governmental and regulatory actions, including tax law changes, may also impair Fund management and have unexpected or adverse consequences on particular markets, strategies, or investments. Future market or regulatory events may impact a Fund in unforeseen ways, such as causing the Fund to alter its existing strategies or potentially, to liquidate and close.

Fund of Funds Investments

The Portfolio Optimization Funds and Pacific Funds Diversified Alternatives are exposed to the same risks as the applicable PF Underlying Funds, Pacific Funds Core Income, Pacific Funds Floating Rate Income, Pacific Funds High Income, and Pacific Funds Small-Cap Growth in direct proportion to the allocation of assets among those funds. This semi-annual report contains information about the risks associated with investing in Pacific Funds Core Income, Pacific Funds Floating Rate Income, Pacific Funds High Income, and Pacific Funds Small-Cap Growth. The semi-annual report for the PF Underlying Funds contains information about the risks associated with investing in the PF Underlying Funds. Allocations among the PF Underlying Funds, Pacific Funds Core Income, Pacific Funds Floating Rate Income, Pacific Funds High Income, and Pacific Funds Small-Cap Growth are determined using an asset allocation process, which seeks to optimize returns by allocating among different asset classes given various levels of risk tolerance. The allocations of the Portfolio Optimization Funds and Pacific Funds Diversified Alternatives may not effectively decrease risk or increase returns for investors, and the selection and weighting of allocations to asset classes and/or PF Underlying Funds, Pacific Funds Core Income, Pacific Funds Floating Rate Income, Pacific Funds High Income, and Pacific Funds Small-Cap Growth may cause them to underperform other mutual funds with a similar investment objective. Although the Portfolio Optimization Funds and Pacific Funds Diversified Alternatives seek to provide diversification across major asset classes, they may invest a significant portion of their assets in any one or several PF Underlying Funds, Pacific Funds Core Income, Pacific Funds Floating Rate Income, Pacific Funds High Income, and Pacific Funds Small-Cap Growth (See Note 7C).

Equity Investments

Stock markets are volatile. Equity investments tend to go up or down in value, sometimes rapidly and unpredictably, in response to many factors, including a company’s historical and prospective earnings, the value of its assets, general economic conditions, interest rates, investor perceptions, and market liquidity. Due to the complexities of markets, events in one market or sector may adversely impact other markets or sectors.

Debt Investments

Debt investments are subject to many risks, including, but not limited to, interest rate risk, credit risk, market and regulatory risk, price volatility, and liquidity risk, which may affect their value. There is a risk that an issuer or guarantor of a debt investment might be unable or unwilling to meet its financial obligations and might not make interest or principal payments on an instrument when those payments are due (“default”). Defaults may potentially reduce a Fund’s income or ability to recover amounts due and may reduce the value of the debt investment, sometimes dramatically. High yield/high risk or “junk” securities may be more volatile than higher rated securities. High yield/high risk securities (including loans) are typically issued by companies that are highly leveraged, less creditworthy or financially distressed and are considered to be mostly speculative in nature (high risk), subject to greater liquidity risk, and subject to a greater risk of default than higher rated securities, especially during periods of economic uncertainty or during economic downturns. Debt investments, including bonds, fixed rate loans, and short-term instruments may be affected by changes in interest rates. Debt investments with longer durations tend to be more sensitive to changes in interest rates, making them more volatile than debt investments with shorter durations or floating or adjustable interest rates. The value of debt investments may fall when interest rates rise. Certain debt investments may be difficult to value, purchase, and sell, particularly during adverse market conditions, because there is a limited market for the investment or there are restrictions on resale.

Given the historically low interest rate environment in the U.S., risks associated with rising interest rates are heightened. The negative impact on debt investments from potential interest rate increases could be swift and significant, including falling market values, increased redemptions and reduced liquidity. Substantial redemptions from bond and other income funds may worsen that impact. Additionally, regulations applicable to and changing business practices of broker-dealers that make markets in debt investments may result in those broker-dealers restricting their market making activities for certain debt investments, which may reduce the liquidity and increase the volatility of such debt investments.

Certain asset-backed instruments, such as collateralized debt obligations, collateralized mortgage obligations, and other mortgage-related securities, structured investment vehicles, and other debt investments may have exposure to subprime loans or subprime mortgages, which are loans to persons with lower credit ratings. These instruments may present credit risk that is not transparent and that is greater than indicated by their ratings. The value of these instruments may be more acutely affected by downturns in the credit markets or the real estate market than certain other investments, and it may be difficult to value these instruments because of a thin secondary market.

Foreign and Emerging Markets Investments

Exposure to foreign markets can involve additional risks relating to market, economic, political, regulatory, geopolitical, or other conditions. These factors can make foreign investments more volatile and less liquid than U.S. investments. In addition, foreign markets can react differently to these conditions than the U.S. market. Markets and economies throughout the world are becoming increasingly interconnected, and conditions or events in one market, country or region may adversely impact investments or issuers in another market, country or region. Investments in or exposure to investments in emerging market countries may be riskier than investments in or exposure to investments in U.S. and certain developed markets.

C-6

PACIFIC FUNDS

NOTES TO FINANCIAL STATEMENTS (Continued)

(Unaudited)

The Funds may face potential risks associated with the United Kingdom’s vote on June 23, 2016 to leave the European Union (the “EU”), commonly referred to as “Brexit.” There are considerable uncertainties about the repercussions resulting from Brexit, including the impact on trade agreements, regulations, and treaties. Brexit is expected to occur within two years, but the exact time frame is unknown and may change. Brexit may also increase the likelihood that other EU members may decide to leave the EU. These potential consequences may result in increased market volatility and illiquidity in the United Kingdom, the EU and other financial markets, as well as slower economic growth and fluctuations in exchange rates. Any of these events may have a significant adverse effect on global markets and economies, which in turn could negatively impact the value of the Funds’ investments.

The countries listed in the Schedules of Investments for individual investment holdings (each a “Holding”) are each considered the country of risk to which a Holding, and therefore the Fund, is exposed. Each Holding’s country of risk is obtained from a third-party source that uses factors such as reporting currency, sales/revenue and location of management of the Holding’s issuer to determine country of risk. The country of risk may not be exclusive, however, as there may be other countries of risk to which a Holding is exposed that are not disclosed, although the country identified is expected to be the primary country of risk for that Holding. A Holding is generally subject to greater country risk based on where it conducts business or is economically tied to rather than where it is formed or incorporated. Foreign markets risks may include currency risk, market and regulatory risk, liquidity risk, emerging markets risk and geographic focus risk, among other risks.

Senior Loan Participations and Assignments

Certain Funds may invest in Senior Loans of domestic or foreign corporations, partnerships, and other entities (“Borrowers”), the interest rates of which float or adjust periodically based upon a specified adjustment schedule, benchmark indicator, or prevailing interest rates. Senior Loans generally pay interest at rates which are periodically redetermined by reference to a base lending rate plus a premium. These base lending rates generally include prime rates of one or more major U.S. banks, London Interbank Offered Rates (“LIBOR”) or certificates of deposit rates. Senior Loans often require prepayments from excess cash flow or permit the Borrower to repay at its election. The degree to which Borrowers repay cannot be predicted with accuracy. As a result, the actual maturity may be substantially less than the stated maturities. Senior Loans are exempt from registration under the Securities Act of 1933, may contain certain restrictions on resale, and cannot be sold publicly. A Fund’s investments in Senior Loans may be in the form of participations in loans or assignments of all or a portion of loans from third parties.

When a Fund purchases assignments, it acquires all the rights and obligations under the loan agreement of the assigning lender. Assignments may, however, be arranged through private negotiations between potential assignees and potential assignors, and the rights and obligations acquired by the purchaser of an assignment may differ from, and be more limited than those held by the assigning lender.

When a Fund purchases a participation of a Senior Loan interest, the Fund typically enters into a contractual agreement with the lender or other third party selling the participation. A participation interest in Senior Loans includes the right to receive payments of principal, interest, and any fees to which it is entitled from the lender and only upon receipt by the lender of payments from the Borrower, but not from the Borrower directly. When investing in a participation interest, if a Borrower is unable to meet its obligations under a loan agreement, a Fund generally has no right to enforce compliance with the terms of the loan agreement. As a result, the Fund assumes the credit risk of the Borrower, the selling participant, and any other persons that are interpositioned between the Fund and the Borrower. If the lead lender in a typical lending syndicate becomes insolvent, enters Federal Deposit Insurance Corporation (“FDIC”) receivership or, if not FDIC insured, enters into bankruptcy, the Fund may incur certain costs and delays in receiving payment or may suffer a loss of principal and/or interest. As of September 30, 2016, no participation interest in Senior Loans was held by any of the Funds presented in these financial statements.

U.S. Government Securities

Certain Funds may invest in securities issued by U.S. Government agencies or government-sponsored enterprises. U.S. Government securities are obligations of, and in certain cases, guaranteed by the U.S. Government, its agencies or instrumentalities. Some U.S. Government securities, such as Treasury Bills, Treasury Notes, Treasury Bonds, and securities guaranteed by GNMA (or “Ginnie Mae”), are supported by the full faith and credit of the U.S. Government; others, such as those of the Federal Home Loan Bank, are supported by the right of the issuer to borrow from the U.S. Department of the Treasury (the “U.S. Treasury”); others, such as those of the Federal National Mortgage Association (“FNMA” or “Fannie Mae”), are supported by the discretionary authority of the U.S. Government to purchase the agency’s obligations. Securities not backed by the full faith and credit of the U.S. Government may be subject to a greater risk of default. U.S. Government securities may include zero coupon securities, which do not distribute interest on a current basis and tend to be subject to greater risk than interest-paying securities of similar maturities.

Government-related guarantors (i.e., not backed by the full faith and credit of the U.S. Government) include FNMA and the Federal Home Loan Mortgage Corporation (“FHLMC” or “Freddie Mac”). FNMA and FHLMC are government-sponsored corporations, the common stocks of which are owned entirely by private stockholders. FNMA purchases conventional (i.e., not insured or guaranteed by any government agency) residential mortgages from a list of approved seller/servicers which include state and federally chartered savings and loan associations, mutual savings banks, commercial banks and credit unions, and mortgage bankers. Pass-through securities issued by FNMA are guaranteed as to timely payment of principal and interest by FNMA, but are not backed by the full faith and credit of the U.S. Government. FHLMC issues Participation Certificates (“PCs”), which are pass-through securities, each representing an undivided interest in a pool of residential mortgages. FHLMC guarantees the timely payment of interest and ultimate collection of principal, but PCs are not backed by the full faith and credit of the U.S. Government.

Segregation and Collateral

If a Fund engages in certain transactions, such as derivative investments or repurchase agreements, it may require collateral in the form of cash or investments to be held in segregated accounts at the Trust’s custodian, with an exchange or clearing member firm, or segregated on

C-7

PACIFIC FUNDS

NOTES TO FINANCIAL STATEMENTS (Continued)

(Unaudited)

the Fund’s books and records maintained by the custodian and/or the manager of the Fund. In each instance that segregation of collateral is required, it is done so in accordance with the 1940 Act and/or any interpretive guidance issued by the SEC. In the event of the counterparty default on the transaction, a Fund has the right to liquidate the collateral and apply the proceeds to the counterparty’s obligations to that Fund. Upon an event of default, if the seller defaults and the value of the collateral declines, or if the seller enters an insolvency proceeding, realization of the collateral by the Fund may be delayed, limited or wholly denied. There is also a possibility that a Fund could experience a delay in selling investments that are segregated as collateral.

5. DERIVATIVE INVESTMENTS AND RISKS, AND ENFORCEABLE MASTER NETTING ARRANGEMENTS

A. PRINCIPAL MARKET RISKS MANAGED BY INVESTING IN DERIVATIVES

Derivative instruments are investments whose values are tied to the value of an underlying security or asset, a group of assets, interest rates, exchange rates, currency or an index. Certain Funds are permitted to invest in derivative instruments, including, but not limited to, futures contracts, option contracts, forward foreign currency contracts and swap agreements. Derivatives may have little or no initial cash investment value relative to their market value exposure and therefore can produce significant gains or losses in excess of their cost. This is sometimes referred to as leverage. Leverage can magnify a Fund’s gains and losses and therefore increase its volatility. A Fund’s investments in derivatives may increase, decrease or change the level or types of exposure to certain risk factors. The primary risks a Fund may attempt to manage through investing in derivative instruments include, but are not limited to, interest rate, foreign investments and currency, price volatility, and credit (including counterparty) risks.

Interest Rate Risk – A Fund may be exposed to interest rate risk through investments in debt securities. Interest rate risk is the risk that debt securities will decline in value as a result of changes in interest rates. For example, the value of bonds, fixed rate loans and short-term money market instruments may decline in value when interest rates rise. In a low interest rate environment, the risks associated with rising interest rates are heightened. Debt securities with longer durations tend to be more sensitive to changes in interest rates, making them more volatile than debt securities with shorter durations or money market instruments. Therefore, duration is a potentially useful tool to measure the sensitivity of a debt security’s yield (market price to interest rate movement). To manage these risks, certain Funds may invest in derivative instruments tied to interest rates.

Foreign Investments and Currency Risk – A Fund may be exposed to foreign investments and/or currency risk through direct investment in securities or through options, futures or currency transactions. The prices of foreign securities that are denominated in foreign currencies are affected by the value of the U.S. dollar. With respect to securities denominated in foreign currencies, in general, as the value of the U.S. dollar rises, the U.S. dollar price of a foreign security will fall. As the value of the U.S. dollar falls, the U.S. dollar value of the foreign security will rise. Currency rates in foreign countries may fluctuate significantly over short periods of time for a number of reasons. Foreign investments may be riskier than U.S. investments for many reasons, including changes in currency exchange rates, unstable political and economic conditions, a lack of adequate and timely company information, differences in the way securities markets operate, relatively lower market liquidity, less stringent financial reporting and accounting guidance and controls, less secure foreign banks or securities depositories than those in the U.S., foreign taxation issues, and foreign controls on investments. As a result, a Fund’s investments in foreign currency-denominated securities and other foreign investments may reduce the returns of the Fund. To manage these risks, certain Funds may invest in derivative instruments tied to foreign investments and/or currencies.

Price Volatility Risk – Derivatives tied to equity and debt securities are exposed to potential price volatility. Debt securities are affected by many factors, including prevailing interest rates, market conditions, and market liquidity. Volatility of below investment grade debt securities (including loans) may be relatively greater than for investment grade debt securities. Equity securities tend to go up or down in value, sometimes rapidly and unpredictably. The prices of equity securities change in response to many factors, including a company’s historical and prospective earnings, the value of its assets, general economic conditions, interest rates, investor perceptions, and market liquidity. Due to the complexities of markets, events in one market or sector may adversely impact other markets or sectors. To manage these risks, certain Funds may invest in various derivative instruments. Derivative instruments may be used to manage a Fund’s exposure to price volatility risk but may also be subject to greater price volatility than investments in traditional securities. The value of commodity-linked derivative instruments may be affected by changes in overall market movements, commodity index volatility, changes in interest rates, or factors affecting a particular industry or commodity, such as drought, floods, weather, livestock disease, embargoes, tariffs, and international economic, political, and regulatory developments.

Credit and Counterparty Risk – Credit risk is the risk that a debt security’s issuer (or borrower or counterparty) will be unable or unwilling to meet its financial obligations (e.g., may not be able to make principal and/or interest payments when they are due or otherwise default on other financial terms) and/or may go bankrupt. This is also sometimes described as counterparty risk. A Fund may lose money if the issuer or guarantor of debt security, or counterparty of a derivative contract, repurchase or reverse repurchase agreement, or a loan of Fund securities, is unable or unwilling to make timely principal and/or interest payments, or to otherwise honor its obligations. A Fund may attempt to minimize concentrations of credit risk by undertaking transactions with a large number of borrowers or counterparties on recognized and reputable exchanges. A Fund’s investments in debt investments may range in quality from those rated in the lowest category in which it is permitted to invest to those rated in the highest category by a rating agency, or if unrated, determined by the manager to be of comparable quality.

Similar to credit risk, a Fund may be exposed to counterparty risk, or the risk that an institution or other entity with which a Fund has unsettled or open transactions will default. Financial assets of counterparties, which potentially expose a Fund to counterparty risk, consist mainly of cash due from counterparties and investments. Certain managers may attempt to minimize credit risks to the Funds by performing extensive reviews of each counterparty, entering into transactions with counterparties that the manager believes to be creditworthy at the time of the transaction and requiring the posting of collateral in applicable transactions. To manage these risks, certain Funds may invest in derivative instruments tied to a security issuers’ financial strength.

C-8

PACIFIC FUNDS

NOTES TO FINANCIAL STATEMENTS (Continued)

(Unaudited)

B. DERIVATIVE INVESTMENTS

In addition to managing the market risks described above, certain Funds, if permitted by their investment objectives, may also invest in derivatives for purposes of hedging, duration management, to gain exposure to specific investment opportunities, as a substitute for securities, to enhance returns, or to otherwise help achieve a Fund’s investment goal. Each derivative instrument and the reasons a Fund invested in derivatives during the reporting period are discussed in further detail below. The Portfolio Optimization Funds and Pacific Funds Diversified Alternatives are exposed to the same derivative risks as the applicable PF Underlying Funds, Pacific Funds Core Income, Pacific Funds Floating Rate Income, Pacific Funds High Income, and/or Pacific Funds Small-Cap Growth in direct proportion to the allocation of assets among those funds. The semi-annual report of the PF Underlying Funds discusses in further detail the derivative instruments and the reasons a PF Underlying Fund invested in derivatives during the reporting period.

Swap Agreements – Swap agreements are bilaterally negotiated agreements between the Funds and their counterparties to exchange swap investment cash flows, assets, foreign currencies or market-linked returns at specified intervals. Swap agreements are privately negotiated in the OTC market or may be executed in a multilateral or other execution facility platform, such as a registered commodities exchange (“centrally cleared swaps”). In connection with these agreements, securities may be identified as collateral in accordance with the terms of the respective swap agreements to provide assets of value and recourse in the event of default or bankruptcy/insolvency. Swaps are marked-to-market daily based upon values received from third party vendors or quotations from market makers. Market values greater than zero are recorded as an asset and market values less than zero are recorded as a liability. The change in value of swaps, including accruals of periodic amounts of interest to be paid or received on swaps, is recorded as unrealized appreciation or depreciation. Daily changes in valuation of centrally cleared swaps, if any, are recorded as variation margin receivable or payable. OTC swap payments received or made at the beginning of the measurement period are recorded as an asset or liability and represent payments made or received upon entering into the swap agreement to compensate for differences between the stated terms of the swap agreement and prevailing market conditions (credit spreads, currency exchange rates, interest rates, and other relevant factors). These upfront payments are recorded as realized gain or loss when the swap is closed. A liquidation payment received or made at the termination of the swap is recorded as realized gain or loss. Net periodic payments received by a Fund are recorded as realized gain.

Total Return Swaps – A Fund investing in total return swaps is subject to the risk that there is no liquid market for these agreements, that the counterparties may default on their obligations to perform or that there may be unfavorable changes in the value of the underlying index or reference instrument (generally caused by changes in interest rates or declines in credit quality). A total return swap agreement is one in which one party makes payments based on a set rate, either fixed or variable, while the other party makes payments based on the return of an underlying index or reference instrument, which includes both the income it generates and any capital gains. To the extent the total return of the index or reference instrument underlying the transaction exceeds or falls short of the offsetting interest rate obligation, a Fund will receive a payment from or make a payment to the counterparty. A Fund’s maximum risk of loss from counterparty credit risk related to total return swaps is the discounted net value of the cash flows to be received from or paid to the counterparty over the contract’s remaining life, to the extent that the amount is positive. The risk may be mitigated to some extent if a master netting arrangement between a Fund and the counterparty is in place and to the extent a Fund obtains collateral to cover a Fund’s exposure to the counterparty.

A Fund may enter into fully funded total return swaps which involves one party making an initial payment equal to the estimated value of the reference instrument. The parties to the swap then exchange respective commitments to pay or receive a net amount based on the change in the fair value of a reference instrument and a specified notional amount.

During the reporting period, Pacific Funds High Income entered into total return swaps on credit indices to obtain long exposure to the broader high yield market, primarily for purposes of liquidity.

The following is a summary of the location of fair value amounts of derivative investments, if any, disclosed in the Trust’s Statements of Assets and Liabilities:

Location on the Statements of Assets and Liabilities
Derivative Investments Risk Type	Asset Derivative Investments	Liability Derivative Investments
Interest rate contracts	Swap agreements, at value	Swap agreements, at value

The following is a summary of fair values of derivative investments disclosed in Pacific Funds High Income’s Statement of Assets and Liabilities, categorized by primary risk exposure as of September 30, 2016:

Derivative Investments Risk Type	Total Value at September 30, 2016
Interest rate contracts (Asset)	$107,981

The following is a summary of the location of realized gains and losses and changes in net unrealized appreciation and depreciation of derivative investments, if any, disclosed in the Trust’s Statements of Operations:

Derivative Investments Risk Type	Location of Gain (Loss) on Derivative Investments Recognized in the Statements of Operations
Interest rate contracts	Net realized gain (loss) on swap transactions Change in net unrealized appreciation (depreciation) on swaps

The following is a summary of Pacific Funds High Income’s net realized gain or loss and change in net unrealized appreciation or depreciation on derivative investments recognized in its Statement of Operations categorized by primary risk exposure for the six-month period ended September 30, 2016:

Derivative Investments Risk Type	Realized Gain (Loss)	Change in Net Unrealized Appreciation (Depreciation)
Interest rate contracts	$117,904	$15,521

C-9

PACIFIC FUNDS

NOTES TO FINANCIAL STATEMENTS (Continued)

(Unaudited)

For financial reporting purposes, the Trust does not offset fair value amounts recognized for derivative instruments and fair value amounts recognized for the right to reclaim cash collateral (receivables) or the obligation to return cash collateral (payables) arising from derivative instruments recognized at fair value executed with the same counterparty under a master netting arrangement.

The average number of positions and value of derivative investments in interest rate contracts held by Pacific Funds High Income for the six-month period ended September 30, 2016 were 1 and $66,814, respectively. The average number of positions and value of derivative investments and the amounts of net realized gain or loss and changes in net unrealized appreciation or depreciation on derivative investments as disclosed in its Statement of Operations serve as indicators of volume of financial derivative activity for Pacific Funds High Income for the six-month period ended September 30, 2016.

C. ENFORCEABLE MASTER NETTING ARRANGEMENTS

Master Agreements and Netting Arrangements – Certain Funds are parties to various agreements, including but not limited to International Swaps and Derivatives Association Agreements and related Credit Support Annex, Master Repurchase Agreements, and Master Securities Forward Transactions Agreements (collectively “Master Agreements”), which govern the terms of certain transactions with select counterparties. These Master Agreements generally include provisions for general obligations, representations, agreements, collateral, and certain events of default or termination. These Master Agreements also include provisions for netting arrangements that help reduce credit and counterparty risk associated with relevant transactions. The netting arrangements are generally tied to credit related events that if triggered, would cause an event of default or termination giving a Fund or counterparty the right to terminate early and cause settlement, on a net basis, of all transactions under the applicable Master Agreement. In the event of an early termination as a result of an event of default under the Master Agreement, the total value exposure of all transactions will be offset against collateral exchanged to date, which would result in a net receivable or payable that would be due from or to the counterparty. Credit related events include, but are not limited to, bankruptcy, failure to make timely payments, restructuring, obligation acceleration, obligation default, a material decline in net assets, decline in credit rating or repudiation/moratorium. Any election made by a counterparty to early terminate the transactions under a Master Agreement could have a material adverse impact on a Fund’s financial statements. A Fund’s overall exposure to credit risk, subject to netting arrangements can change substantially within a short period, as it is affected by each transaction subject to the arrangement.

Master Agreements can also help limit counterparty risk by specifying collateral posting arrangements at pre-arranged exposure levels. Under the Master Agreements, collateral is routinely transferred if the total net exposure to certain transactions under the relevant Master Agreement with a counterparty in a given Fund exceeds a specified threshold, net of collateral already in place, which typically ranges from $0 to $250,000 depending on the counterparty and the type of Master Agreement. Collateral under the Master Agreements is usually in the form of cash or U.S. Treasury Bills but could include other types of securities. The value of all derivative transactions outstanding under a Master Agreement is calculated daily to determine the amount of collateral to be received or pledged by the counterparty. Posting of collateral for OTC derivative transactions are covered under tri-party collateral agreements between the Trust, the Trust’s Custodian, and each counterparty. Collateral for centrally cleared derivatives transactions are posted with the applicable derivatives clearing organization.

The following is a summary of financial and derivative instruments that are subject to enforceable master netting agreements (or similar arrangements) and collateral received and pledged in connection with the master netting agreements (or similar arrangements) for Pacific Funds High Income as of September 30, 2016:

	Gross Amounts Presented in the Statements of Assets and Liabilities	Gross Amounts Not Offset in the Statements of Assets and Liabilities			Gross Amounts Presented in the Statements of Assets and Liabilities	Gross Amounts Not Offset in the Statements of Assets and Liabilities
Description		Financial Instruments	Collateral Received	Net Amount		Financial Instruments	Collateral Pledged	Net Amount
	Assets				Liabilities
Swaps	$107,981	$—	$—	$107,981	$—	$—	$—	$—

6. INVESTMENT ADVISORY, ADMINISTRATION AND SHAREHOLDER SERVICES, SUPPORT SERVICES, AND DISTRIBUTION AGREEMENTS

Pursuant to an Investment Advisory Agreement, PLFA, a wholly-owned subsidiary of Pacific Life Insurance Company (“Pacific Life”), serves as Investment Adviser to each Fund of the Trust. PLFA manages the Portfolio Optimization Funds and Pacific Funds Diversified Alternatives. PLFA also manages the PF Fixed Income Funds under the name Pacific Asset Management. For the PF U.S. Equity Funds, PLFA has retained another investment management firm to sub-advise each Fund, as discussed later in this section. PLFA receives investment advisory fees from each Fund which are based on the following annual percentage of the average daily net assets of each Fund:

Fund	Advisory Fee Rate
Pacific Funds Portfolio Optimization Conservative (1) Pacific Funds Portfolio Optimization Moderate-Conservative (1) Pacific Funds Portfolio Optimization Moderate (1) Pacific Funds Portfolio Optimization Growth (1) Pacific Funds Portfolio Optimization Aggressive-Growth (1) Pacific Funds Diversified Alternatives (1)	0.20%
Pacific Funds Short Duration Income (2)	0.40%
Pacific Funds Core Income (2)	0.50%
Pacific Funds Strategic Income (2) Pacific Funds High Income (2)	0.60%

C-10

PACIFIC FUNDS

NOTES TO FINANCIAL STATEMENTS (Continued)

(Unaudited)

Fund	Advisory Fee Rate
Pacific Funds Floating Rate Income (2) Pacific Funds Limited Duration High Income (2), (3) Pacific Funds Large-Cap (4) Pacific Funds Large-Cap Value	0.65%
Pacific Funds Small/Mid-Cap Pacific Funds Small-Cap Pacific Funds Small-Cap Value Pacific Funds Small-Cap Growth	0.85%

(1)	PLFA has agreed to waive the following advisory fees through July 31, 2017: 1) 0.025% on net assets above $2 billion through $3 billion; 2) 0.050% on net assets above $3 billion through $5 billion; 3) 0.075% on net assets above $5 billion through $7.5 billion; and 4) 0.100% on net assets above $7.5 billion. The fee waiver agreement will terminate: (i) if the investment advisory agreement is terminated; (ii) upon approval of the Board and 90 days’ prior written notice to PLFA; (iii) upon 90 days’ written notice by PLFA prior to the beginning of the next one-year term; or (iv) if PLFA’s advisory fee rate for a Fund changes. There is no guarantee that PLFA will continue such waiver after that date.
(2)	PLFA has agreed to waive the following advisory fees through July 31, 2017: 1) 0.025% on net assets above $1 billion through $2 billion; 2) 0.050% on net assets above $2 billion through $3 billion; and 3) 0.075% on net assets above $3 billion. The fee waiver agreement will terminate: (i) if the investment advisory agreement is terminated; (ii) upon approval of the Board and 90 days’ prior written notice to PLFA; (iii) upon 90 days’ written notice by PLFA prior to the beginning of the next one-year term; or (iv) if PLFA’s advisory fee rate for a Fund changes. There is no guarantee that PLFA will continue such waiver after that date.
(3)	PLFA agreed to waive 0.02% of its advisory fee through July 31, 2017 for Pacific Funds Limited Duration High Income. The fee waiver agreement will terminate: (i) if the investment advisory agreement is terminated; or (ii) upon approval by the Board and 90 days’ prior written notice to PLFA. There is no guarantee that PLFA will continue such waiver after that date.
(4)	PLFA agreed to waive 0.10% of its advisory fee through January 10, 2018 for Pacific Funds Large-Cap. The fee waiver agreement will terminate: (i) if the investment advisory agreement is terminated; or (ii) if the sub-advisory agreement with Rothschild Asset Management Inc. is terminated. There is no guarantee that PLFA will continue such waiver after that date.

Pursuant to a Sub-Advisory Agreement, the Trust and PLFA engaged Rothschild Asset Management Inc. under PLFA’s supervision to act as sub-adviser for the PF U.S. Equity Funds. PLFA, as Investment Adviser to each PF U.S. Equity Fund, pays management fees to Rothschild Asset Management Inc. as compensation for its sub-advisory services provided to each PF U.S. Equity Fund.

Pursuant to an Administration and Shareholder Services Agreement (the “Administration Agreement”), Pacific Life serves as administrator (the “Administrator”) to the Trust. The administration fee is for procuring or providing administrative, transfer agency, and shareholder services. In addition, Pacific Life and PLFA provide support services to the Trust that are outside the scope of the Administrator’s and Investment Adviser’s responsibilities under the Administration Agreement and Investment Advisory Agreement. Under the Support Services Agreement, the Trust compensates Pacific Life and PLFA for their expenses in providing support services to the Trust in connection with various matters, some of which include the time spent by legal, accounting, and compliance personnel of Pacific Life and PLFA (including individuals who may be officers or Trustees of the Trust), to attend meetings of the Board and to provide assistance with the coordination and supervision in connection with the services procured for the Trust under the Administration Agreement. Support services do not include services for which PLFA is responsible pursuant to the Investment Advisory Agreement. The Trust reimburses Pacific Life and PLFA for these support services on an approximate cost basis.

Pacific Life receives an administration fee from each Fund and applicable share class presented in these financial statements, which are based on the following annual percentage of average daily net assets of each Fund:

Fund	Share Class	Administration Fee Rate
Portfolio Optimization Funds	A, B, C, R, and Advisor	0.15%
Pacific Funds Diversified Alternatives	A, C, and Advisor	0.15%
Pacific Funds Short Duration Income Pacific Funds Strategic Income	A, C, and Advisor	0.30%
Pacific Funds Limited Duration High Income	I	0.15%
Pacific Funds Core Income Pacific Funds Floating Rate Income	A, C, and Advisor	0.30%
Pacific Funds High Income	I and P	0.15%
PF U.S. Equity Funds	A, C, Advisor, and Investor	0.30%
	S	0.15%
Pacific Funds Small-Cap Growth	P	0.15%

Pursuant to a Distribution Agreement, Pacific Select Distributors, LLC (the “Distributor”), a wholly-owned subsidiary of Pacific Life, serves as distributor of the Trust’s shares. Under the Distribution Agreement, the Distributor bears all expenses of providing services, including costs of sales presentations, mailings, advertisements, and other marketing efforts by the Distributor in connection with the distribution or sale of the Trust’s shares and makes distribution and/or service payments to selling groups in connection with the sale of certain of the Trust’s shares and subsequent servicing needs of shareholders provided by selling groups. The Distributor receives distribution and service fees pursuant to class-specific distribution and service plans, each adopted in accordance with Rule 12b-1 (“12b-1”) under the 1940 Act (together the “12b-1 Plans”) for Class B, C, R, and Investor Class shares. The Distributor also receives service fees pursuant to a non-12b-1 Class A Service Plan (“Class A

C-11

PACIFIC FUNDS

NOTES TO FINANCIAL STATEMENTS (Continued)

(Unaudited)

Plan”). The Distributor receives distribution and/or service fees from each Fund and applicable share class presented in these financial statements, which are based on the following annual percentages of average daily net assets:

Plan	Share Class	Distribution Fee Rate	Service Fee Rate
12b-1 Plans	B and C	0.75%	0.25%
	R	0.25%	0.25%
	Investor	0.25%
Class A Plan	A		0.25%

There are no distribution and service fees for Class I, Class P, Advisor Class, and Class S shares. The distribution and service fees are accrued daily. For the six-month period ended September 30, 2016, the Distributor, acting as underwriter, received net commissions (front-end sales charges) of $3,827,956 from the sale of Class A shares and received $205,200 in CDSC from redemptions of Class A, B, and C shares.

Prior to January 11, 2016, each of the Predecessor Funds of the PF U.S. Equity Funds paid the following rates, which were based on an annual percentage of average daily net assets of each Predecessor Fund:

Predecessor Fund	Advisory Fee Rate (1)	Service Fee Rate (2) (Investor Class shares only)	Distribution Fee Rate (3) (Investor Class shares only)
Rothschild U.S. Large-Cap Core Fund	0.55%	Up to 0.10%	Up to 0.25%
Rothschild U.S. Large-Cap Value Fund
Rothschild U.S. Small/Mid-Cap Core Fund	0.85%
Rothschild U.S. Small-Cap Core Fund
Rothschild U.S. Small-Cap Value Fund
Rothschild U.S. Small-Cap Growth Fund		Up to 0.10%	Up to 0.25%

(1)	The advisory fee was paid to Rothschild Asset Management Inc. pursuant to an Investment Advisory Agreement between Professionally Managed Portfolios and Rothschild Asset Management Inc.
(2)	The service fee was paid to Rothschild Asset Management Inc. pursuant to a Shareholder Servicing Plan adopted by the Board of Trustees of Professionally Managed Portfolios.
(3)	The distribution fee was paid to Quasar Distributors, LLC pursuant to a Distribution Plan adopted by the Board of Trustees of Professionally Managed Portfolios.

7. TRANSACTIONS WITH AFFILIATES

A. ADVISORY FEES, ADMINISTRATION FEES, DISTRIBUTION AND/OR SERVICE FEES, AND EXPENSES FOR SUPPORT SERVICES

The Investment Adviser, the Distributor, and Pacific Life are related parties. The advisory fees earned by the Investment Adviser, including any advisory fee waiver, the administration fees earned by Pacific Life, the distribution and/or service fees earned by the Distributor, and expenses for support services recovered by PLFA and Pacific Life (see Note 6) from each Fund presented in these financial statements for the six-month period ended September 30, 2016 are presented in the Statements of Operations. The amounts of each of these fees that remained payable as of September 30, 2016 are presented in the Statements of Assets and Liabilities.

B. EXPENSE LIMITATION AGREEMENTS

To help limit the Trust’s expenses, PLFA has entered into expense limitation agreements with the Trust and has contractually agreed to reimburse each Fund presented in these financial statements for certain operating expenses that exceed an annual rate based on a percentage of a Fund’s average daily net assets. These operating expenses include, but are not limited to: administration fees; organizational expenses; custody expenses; expenses for audit, tax, and certain legal services; preparation, printing, filing, and distribution to existing shareholders of proxies, prospectuses and shareholder reports, and other regulatory documents, as applicable; independent trustees’ fees and expenses; and establishing, overseeing and administering the Trust’s compliance program. These operating expenses do not include: investment advisory fees; distribution and/or service fees; dividends on securities sold short; acquired fund fees and expenses; interest (including commitment fees, if any); taxes (including foreign taxes on dividends, interest or gains); brokerage commissions and other transactional expenses, and

C-12

PACIFIC FUNDS

NOTES TO FINANCIAL STATEMENTS (Continued)

(Unaudited)

extraordinary expenses such as litigation expenses and other expenses not incurred in the ordinary course of each Fund’s business. The expense caps for each Fund and share class presented in these financial statements are as follows:

Fund	Share Class	Expense Caps
Portfolio Optimization Funds	A, B, C, R, and Advisor	0.15% through 7/31/2017 and 0.30% thereafter through 7/31/2023
Pacific Funds Short Duration Income Pacific Funds Core Income Pacific Funds Strategic Income Pacific Funds Floating Rate Income Pacific Funds Limited Duration High Income Pacific Funds High Income	A, C, and Advisor	0.20% through 7/31/2017
	I	0.15% through 7/31/2017
Pacific Funds Core Income Pacific Funds Floating Rate Income Pacific Funds High Income	P	0.20% through 7/31/2017
Pacific Funds Diversified Alternatives	A, C, and Advisor	0.40% through 7/31/2017
Pacific Funds Large-Cap Pacific Funds Large-Cap Value	A, C, Advisor, and Investor	0.20% through 1/10/2019
	S	0.10% through 1/10/2019
Pacific Funds Small/Mid-Cap	A, C, and Advisor	0.20% through 1/10/2019
Pacific Funds Small-Cap	Investor	0.25% through 1/10/2019
Pacific Funds Small-Cap Value	S	0.15% through 1/10/2019
Pacific Funds Small-Cap Growth	A, C, and Advisor	0.20% through 1/10/2019
	Investor	0.15% through 1/10/2019
	S	0.05% through 1/10/2019
	P	0.20% through 1/10/2019

There is no guarantee that PLFA will continue to reimburse expenses for a Fund upon the expiration of the expense cap. In addition, any expense reimbursements made by PLFA to a Fund are subject to recoupment by PLFA from such Fund for a period as permitted under regulatory and accounting guidance (currently three years from the end of the fiscal year in which the reimbursement took place) to the extent such recoupment would not cause the Fund to exceed the expense cap that was in effect at the time of the reimbursement. Any amounts repaid to PLFA will have the effect of increasing such expenses of a Fund, but not above the expense cap. The amounts of adviser reimbursement to each of the applicable Funds presented in these financial statements for the six-month period ended September 30, 2016 are presented in the Statements of Operations. Any amounts that remained due from the Investment Adviser as of September 30, 2016 are presented in the Statements of Assets and Liabilities.

The cumulative expense reimbursement amounts, if any, as of September 30, 2016 that are subject to recoupment by PLFA from the Funds presented in these financial statements are as follows:

Fund	3/31/2017	3/31/2018	3/31/2019	3/31/2020
Pacific Funds Portfolio Optimization Conservative	$485,486	$341,046	$289,997	$151,705
Pacific Funds Portfolio Optimization Moderate-Conservative	509,594	412,969	393,236	198,860
Pacific Funds Portfolio Optimization Moderate	1,236,620	1,039,248	954,419	496,414
Pacific Funds Portfolio Optimization Growth	857,348	722,497	708,782	361,945
Pacific Funds Portfolio Optimization Aggressive-Growth	297,159	255,368	259,000	132,716
Pacific Funds Diversified Alternatives	—	77,075	37,661	14,918
Pacific Funds Short Duration Income	192,031	287,988	369,896	262,842
Pacific Funds Core Income	1,326,276	1,007,441	1,162,780	558,696
Pacific Funds Strategic Income	181,996	294,682	445,582	226,206
Pacific Funds Floating Rate Income	1,642,470	1,908,310	1,185,282	574,781
Pacific Funds Limited Duration High Income	82,357	119,970	105,916	52,635
Pacific Funds High Income	98,786	124,757	124,097	72,412
Pacific Funds Large-Cap			31,382	59,197
Pacific Funds Large-Cap Value			29,093	62,296
Pacific Funds Small/Mid-Cap			27,939	68,134
Pacific Funds Small-Cap			25,943	57,352
Pacific Funds Small-Cap Value			29,397	61,552
Pacific Funds Small-Cap Growth			25,758	57,650

Total	$6,910,123	$6,591,351	$6,206,160	$3,470,311

There was no recoupment of expense reimbursement by PLFA from any Funds presented in these financial statements for the six-month period ended September 30, 2016.

C. INVESTMENTS IN AFFILIATED FUNDS

As of September 30, 2016, each of the Portfolio Optimization Funds and Pacific Funds Diversified Alternatives (aggregate of all share classes) owned Class P shares in each of the applicable affiliated PF Underlying Funds, Pacific Funds Core Income, Pacific Funds Floating

C-13

PACIFIC FUNDS

NOTES TO FINANCIAL STATEMENTS (Continued)

(Unaudited)

Rate Income, Pacific Funds High Income, and/or Pacific Funds Small-Cap Growth. A summary of holdings and transactions with affiliated mutual fund investments as of and for the six-month period ended September 30, 2016 is as follows:

	Beginning Value as of April 1, 2016	Purchase Cost (1)	Distributions Received and Reinvested (2)	Sales Proceeds	Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	As of September 30, 2016
Fund/Underlying Fund							Ending Value	Shares Balance
Pacific Funds Portfolio Optimization Conservative
Pacific Funds Core Income	$3,767,619	$26,536,854	$176,778	$1,600,794	($25,774)	$152,323	$29,007,006	2,690,817
Pacific Funds High Income	21,412,757	136,594	444,003	19,462,048	(1,290,479)	2,562,567	3,803,394	380,339
PF Floating Rate Loan	20,848,103	80,799	—	19,757,715	(27,100)	769,415	1,913,502	201,846
PF Inflation Managed	9,529,694	59,199	—	6,040,737	(154,791)	315,300	3,708,665	413,452
PF Managed Bond	99,713,795	84,634,528	—	12,389,099	1,391	5,690,740	177,651,355	16,135,455
PF Short Duration Bond	31,554,039	25,968,697	—	14,309,115	(130,070)	523,252	43,606,803	4,373,802
PF Emerging Markets Debt	16,126,216	2,198,803	—	13,833,227	4,700	1,561,295	6,057,787	591,581
Pacific Funds Small-Cap Growth	—	945,236	—	951,198	5,962	—	—	—
PF Comstock	15,036,227	1,349,853	—	8,744,246	394,125	591,144	8,627,103	580,950
PF Growth	8,780,644	52,639	—	7,010,991	786,876	(417,303)	2,191,865	109,923
PF Large-Cap Growth	10,572,133	73,020	—	8,883,190	96,519	412,364	2,270,846	225,506
PF Large-Cap Value	25,894,548	2,973,071	—	10,411,166	104,305	858,313	19,419,071	1,265,911
PF Main Street Core	9,479,754	288,642	—	916,591	(144,276)	722,694	9,430,223	730,459
PF Mid-Cap Equity	3,817,489	21,720	—	2,273,142	834,993	(547,873)	1,853,187	159,209
PF Mid-Cap Growth	1,610,994	187,468	—	977,731	(53,621)	147,659	914,769	120,523
PF Mid-Cap Value	18,535,412	109,277	—	12,111,092	307,751	1,014,503	7,855,851	737,639
PF Small-Cap Value	3,960,141	802,062	—	372,277	2,776	389,680	4,782,382	430,845
PF Emerging Markets	—	7,584,529	—	2,442,261	47,095	414,583	5,603,946	422,620
PF International Large-Cap	15,985,343	104,565	—	8,395,615	(433,554)	1,059,176	8,319,915	474,340
PF International Small-Cap	—	3,977,798	—	1,969,066	(95,440)	28,932	1,942,224	177,372
PF International Value	8,116,531	63,061	—	2,555,796	(182,609)	450,401	5,891,588	680,322
PF Real Estate	—	2,538,421	—	134,127	896	61,564	2,466,754	150,137
PF Absolute Return (3)	14,210,756	98,718	—	14,515,599	(1,164,010)	1,370,135	—	—
PF Currency Strategies	9,396,143	1,847,904	—	4,604,934	166,203	440,353	7,245,669	702,781
PF Equity Long/Short	10,454,915	1,427,553	—	4,552,835	95,842	194,866	7,620,341	711,516
PF Global Absolute Return	18,395,056	138,472	—	11,652,182	(996,699)	1,558,159	7,442,806	786,766
	$377,198,309	$164,199,483	$620,781	$190,866,774	($1,848,989)	$20,324,242	$369,627,052

Pacific Funds Portfolio Optimization Moderate-Conservative
Pacific Funds Core Income	$4,343,072	$31,107,273	$201,256	$2,811,906	($54,064)	$183,254	$32,968,885	3,058,338
Pacific Funds High Income	24,789,690	116,610	467,318	24,022,617	(1,637,483)	3,027,844	2,741,362	274,136
PF Floating Rate Loan	24,832,892	64,338	—	23,098,007	(836,314)	1,731,380	2,694,289	284,208
PF Inflation Managed	11,924,833	27,639	—	8,155,589	(250,153)	428,632	3,975,362	443,184
PF Managed Bond	113,773,420	106,453,670	—	12,951,120	(94,037)	6,423,932	213,605,865	19,401,078
PF Short Duration Bond	24,177,862	15,936,308	—	16,117,747	(10,618)	286,692	24,272,497	2,434,553
PF Emerging Markets Debt	20,996,361	79,813	—	14,842,722	(198,983)	2,081,836	8,116,305	792,608
Pacific Funds Small-Cap Growth	—	1,628,818	—	72,405	589	65,339	1,622,341	154,804
PF Comstock	22,413,185	1,640,577	—	7,003,570	701,749	1,010,370	18,762,311	1,263,455
PF Growth	14,523,411	2,353,435	—	8,394,790	1,242,322	(588,064)	9,136,314	458,190
PF Large-Cap Growth	16,728,134	2,436,586	—	10,735,796	919,845	116,929	9,465,698	939,990
PF Large-Cap Value	38,700,795	4,655,057	—	2,748,039	(34,309)	1,443,622	42,017,126	2,739,056
PF Main Street Core	16,390,394	9,956,494	—	2,149,998	22,946	1,179,283	25,399,119	1,967,399
PF Mid-Cap Equity	14,836,861	39,253	—	10,643,358	1,052,752	11,408	5,296,916	455,061
PF Mid-Cap Growth	3,719,570	11,893	—	2,638,334	(71,185)	285,421	1,307,365	172,248
PF Mid-Cap Value	28,396,904	93,434	—	16,683,611	425,571	1,668,067	13,900,365	1,305,199
PF Small-Cap Growth	2,109,319	9,010	—	1,202,731	(126,339)	304,518	1,093,777	98,895
PF Small-Cap Value	10,994,635	1,406,259	—	1,938,351	18,984	990,814	11,472,341	1,033,544
PF Emerging Markets	6,460,946	17,327,428	—	7,412,899	(259,704)	1,828,111	17,943,882	1,353,234
PF International Large-Cap	26,317,189	2,389,798	—	5,591,571	(620,578)	1,821,126	24,315,964	1,386,315
PF International Small-Cap	11,509,958	46,994	—	7,844,097	388,626	60,871	4,162,352	380,124
PF International Value	12,943,264	6,409,607	—	3,453,053	(483,973)	864,390	16,280,235	1,879,935
PF Real Estate	2,924,858	4,057,036	—	440,015	4,042	249,084	6,795,005	413,573
PF Absolute Return (3)	16,866,039	45,462	—	17,035,929	(1,516,852)	1,641,280	—	—
PF Currency Strategies	16,570,366	4,869,912	—	12,222,574	407,362	730,742	10,355,808	1,004,443
PF Equity Long/Short	21,480,809	1,006,737	—	11,985,629	295,857	93,210	10,890,984	1,016,899
PF Global Absolute Return	26,459,681	84,359	—	16,689,788	(1,454,769)	2,245,620	10,645,103	1,125,275
	$535,184,448	$214,253,800	$668,574	$248,886,246	($2,168,716)	$30,185,711	$529,237,571

C-14

PACIFIC FUNDS

NOTES TO FINANCIAL STATEMENTS (Continued)

(Unaudited)

	Beginning Value as of April 1, 2016	Purchase Cost (1)	Distributions Received and Reinvested (2)	Sales Proceeds	Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	As of September 30, 2016
Fund/Underlying Fund							Ending Value	Shares Balance
Pacific Funds Portfolio Optimization Moderate
Pacific Funds Core Income	$7,850,375	$50,602,469	$317,213	$5,608,311	($111,642)	$340,518	$53,390,622	4,952,748
Pacific Funds High Income	51,975,300	102,305	889,668	51,850,527	(3,322,307)	6,048,518	3,842,957	384,296
PF Floating Rate Loan	34,119,079	3,521,975	—	35,627,666	(804,330)	2,094,144	3,303,202	348,439
PF Inflation Managed	25,010,322	28,685	—	20,155,351	(203,500)	530,444	5,210,600	580,892
PF Managed Bond	170,051,568	227,985,566	—	25,370,272	(158,625)	10,587,840	383,096,077	34,795,284
PF Short Duration Bond	20,198,425	22,718,211	—	21,364,224	317,657	(91,850)	21,778,219	2,184,375
PF Emerging Markets Debt	47,860,896	53,784	—	29,145,607	(923,630)	4,951,852	22,797,295	2,226,298
Pacific Funds Small-Cap Growth	—	5,358,315	—	265,280	3,443	212,776	5,309,254	506,608
PF Comstock	89,047,263	7,496,668	—	31,686,933	2,344,595	4,315,844	71,517,437	4,815,989
PF Growth	48,590,995	4,781,520	—	10,554,173	381,166	2,256,521	45,456,029	2,279,640
PF Large-Cap Growth	59,837,565	6,052,825	—	23,202,844	(856,046)	5,266,325	47,097,825	4,677,043
PF Large-Cap Value	120,076,728	46,508,788	—	10,577,505	(113,769)	4,360,899	160,255,141	10,446,880
PF Main Street Core	82,677,535	37,616,209	—	9,636,803	(164,988)	5,970,905	116,462,858	9,021,135
PF Mid-Cap Equity	53,187,962	62,746	—	27,646,102	3,140,044	1,008,045	29,752,695	2,556,073
PF Mid-Cap Growth	25,003,396	62,644	—	20,599,745	(1,019,059)	2,427,682	5,874,918	774,034
PF Mid-Cap Value	99,088,879	116,533	—	46,861,905	1,198,130	6,521,534	60,063,171	5,639,734
PF Small-Cap Growth	11,761,759	35,797	—	8,792,268	(360,691)	1,186,604	3,831,201	346,402
PF Small-Cap Value	74,965,428	85,159	—	30,887,720	1,214,020	4,301,679	49,678,566	4,475,547
PF Emerging Markets	40,077,962	57,103,376	—	23,468,342	(567,851)	7,620,248	80,765,393	6,090,904
PF International Large-Cap	111,851,238	2,690,013	—	14,600,787	(1,577,336)	6,864,518	105,227,646	5,999,296
PF International Small-Cap	48,445,168	82,008	—	34,839,343	1,828,385	98,337	15,614,555	1,425,987
PF International Value	52,627,712	24,104,272	—	8,674,100	(1,275,029)	3,026,805	69,809,660	8,061,162
PF Real Estate	25,237,728	2,136,882	—	3,195,806	(42,881)	601,505	24,737,428	1,505,626
PF Absolute Return (3)	29,182,868	71,594	—	29,526,908	(2,582,844)	2,855,290	—	—
PF Currency Strategies	47,871,586	12,841,131	—	27,543,631	1,001,617	2,184,821	36,355,524	3,526,239
PF Equity Long/Short	79,726,758	80,677	—	50,104,196	1,116,021	(242,663)	30,576,597	2,854,958
PF Global Absolute Return	60,794,198	7,707,943	—	33,279,737	(2,878,271)	5,021,826	37,365,959	3,949,890
	$1,517,118,693	$520,008,095	$1,206,881	$635,066,086	($4,417,721)	$90,320,967	$1,489,170,829

Pacific Funds Portfolio Optimization Growth
Pacific Funds Core Income	$—	$18,229,820	$66,506	$314,600	($366)	$45,630	$18,026,990	1,672,263
Pacific Funds High Income	15,813,461	5,445,956	366,326	22,600,608	(361,844)	1,419,698	82,989	8,299
PF Inflation Managed	5,574,037	2,444	—	5,626,097	29,756	19,860	—	—
PF Managed Bond	37,959,868	102,269,558	—	6,969,265	30,151	3,024,853	136,315,165	12,381,032
PF Short Duration Bond	—	4,869,801	—	4,884,526	14,725	—	—	—
PF Emerging Markets Debt	22,611,246	11,026	—	10,046,555	(394,959)	2,473,369	14,654,127	1,431,067
Pacific Funds Small-Cap Growth	—	3,815,885	—	180,086	1,823	151,869	3,789,491	361,593
PF Comstock	67,529,382	70,210	—	11,231,233	79,538	5,384,455	61,832,352	4,163,795
PF Growth	38,148,424	2,349,130	—	2,426,560	(91,855)	2,341,554	40,320,693	2,022,101
PF Large-Cap Growth	47,549,900	1,507,446	—	11,050,539	(1,107,925)	4,876,839	41,775,721	4,148,532
PF Large-Cap Value	87,769,657	60,337,470	—	12,314,591	(58,270)	3,180,992	138,915,258	9,055,753
PF Main Street Core	78,861,065	37,057,188	—	7,031,524	(473,787)	5,444,250	113,857,192	8,819,302
PF Mid-Cap Equity	75,605,089	36,586	—	54,588,686	2,763,465	2,746,680	26,563,134	2,282,056
PF Mid-Cap Growth	20,524,806	20,045	—	16,471,246	1,460,377	(289,057)	5,244,925	691,031
PF Mid-Cap Value	77,973,623	4,959,845	—	29,341,848	676,561	5,788,832	60,057,013	5,639,156
PF Small-Cap Growth	20,029,067	22,739	—	18,435,198	(1,550,855)	2,680,668	2,746,421	248,320
PF Small-Cap Value	82,867,697	39,917	—	48,555,388	2,450,966	2,951,956	39,755,148	3,581,545
PF Emerging Markets	52,627,580	18,812,991	—	16,165,483	(1,093,026)	6,720,948	60,903,010	4,592,987
PF International Large-Cap	98,790,612	14,132,772	—	9,926,617	(1,062,852)	6,058,644	107,992,559	6,156,930
PF International Small-Cap	42,555,104	21,268	—	27,872,489	1,634,783	361,208	16,699,874	1,525,103
PF International Value	49,085,542	26,366,915	—	5,211,152	(800,173)	2,559,443	72,000,575	8,314,154
PF Real Estate	29,991,927	1,851,446	—	4,023,495	144,519	809,817	28,774,214	1,751,322
PF Absolute Return (3)	7,782,404	6,944	—	7,864,883	(685,688)	761,223	—	—
PF Currency Strategies	45,486,128	22,029	—	22,229,860	741,216	1,947,241	25,966,754	2,518,599
PF Equity Long/Short	44,170,368	849,028	—	23,950,918	635,180	132,760	21,836,418	2,038,881
PF Global Absolute Return	21,678,421	16,257,201	—	12,244,864	(1,035,450)	1,893,650	26,548,958	2,806,444
	$1,070,985,408	$319,365,660	$432,832	$391,558,311	$1,946,010	$63,487,382	$1,064,658,981

C-15

PACIFIC FUNDS

NOTES TO FINANCIAL STATEMENTS (Continued)

(Unaudited)

	Beginning Value as of April 1, 2016	Purchase Cost (1)	Distributions Received and Reinvested (2)	Sales Proceeds	Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	As of September 30, 2016
Fund/Underlying Fund							Ending Value	Shares Balance
Pacific Funds Portfolio Optimization Aggressive-Growth
PF Managed Bond	$—	$3,562,196	$—	$106,324	$323	$25,288	$3,481,483	316,211
Pacific Funds Small-Cap Growth	—	2,269,134	—	102,171	982	88,922	2,256,867	215,350
PF Comstock	20,798,138	1,540,426	—	1,411,540	(43,509)	1,865,628	22,749,143	1,531,929
PF Growth	12,683,090	8,692,477	—	1,091,585	(25,608)	941,749	21,200,123	1,063,196
PF Large-Cap Growth	16,278,571	5,159,146	—	1,178,797	(128,993)	1,778,364	21,908,291	2,175,600
PF Large-Cap Value	27,564,254	25,585,659	—	2,917,779	(51,102)	1,310,970	51,492,002	3,356,715
PF Main Street Core	24,230,337	17,006,523	—	2,245,733	(121,261)	1,669,160	40,539,026	3,140,126
PF Mid-Cap Equity	22,100,468	205,370	—	13,640,106	884,942	804,797	10,355,471	889,645
PF Mid-Cap Growth	7,917,203	53,242	—	6,851,564	1,074,144	(623,590)	1,569,435	206,777
PF Mid-Cap Value	26,907,733	1,167,907	—	11,298,453	13,298	1,902,543	18,693,028	1,755,214
PF Small-Cap Growth	8,306,349	352,065	—	7,520,727	920,051	(424,581)	1,633,157	147,663
PF Small-Cap Value	26,505,738	272,554	—	13,932,283	958,841	849,111	14,653,961	1,320,177
PF Emerging Markets	18,486,891	9,332,525	—	9,839,623	(652,489)	2,491,931	19,819,235	1,494,663
PF International Large-Cap	36,847,532	573,996	—	4,486,480	(476,850)	2,242,898	34,701,096	1,978,398
PF International Small-Cap	15,750,340	154,361	—	11,677,944	725,515	27,336	4,979,608	454,759
PF International Value	18,068,779	7,323,436	—	2,686,053	(471,275)	1,090,312	23,325,199	2,693,441
PF Real Estate	12,238,429	239,618	—	5,610,122	1,365,750	(1,268,192)	6,965,483	423,949
PF Currency Strategies	6,633,661	3,799,616	—	4,691,155	159,573	328,710	6,230,405	604,307
PF Equity Long/Short	11,053,168	122,703	—	5,674,820	143,161	52,884	5,697,096	531,942
PF Global Absolute Return	3,158,220	3,336,237	—	297,374	(69,208)	207,759	6,335,634	669,729
	$315,528,901	$90,749,191	$—	$107,260,633	$4,206,285	$15,361,999	$318,585,743

Pacific Funds Diversified Alternatives
Pacific Funds Floating Rate Income	$568,387	$101,943	$11,293	$176,792	($10,600)	$22,224	$516,455	51,749
PF Inflation Managed	167,000	204,526	—	56,143	60	6,543	321,986	35,896
PF Emerging Markets Debt	574,018	226,088	—	208,900	(21)	65,881	657,066	64,166
PF Emerging Markets	435,389	89,640	—	94,687	40	40,666	471,048	35,524
PF International Small-Cap	327,739	79,919	—	91,337	(6,540)	28,430	338,211	30,887
PF Real Estate	310,182	163,825	—	167,010	3,903	(4,589)	306,311	18,643
PF Absolute Return (3)	650,130	86,895	—	747,600	(41,282)	51,857	—	—
PF Currency Strategies	1,261,847	484,029	—	305,610	(1,339)	71,613	1,510,540	146,512
PF Equity Long/Short	629,603	217,919	—	147,597	132	27,010	727,067	67,887
PF Global Absolute Return	1,354,906	517,583	—	324,501	(27,787)	93,976	1,614,177	170,632
	$6,279,201	$2,172,367	$11,293	$2,320,177	($83,434)	$403,611	$6,462,861

(1)	Purchase cost excludes distributions received and reinvested, if any.
(2)	Distributions received include distributions from net investment income, if any, from the PF Underlying Funds, Pacific Funds Core Income, Pacific Funds Floating Rate Income, Pacific Funds High Income, and/or Pacific Funds Small-Cap Growth.
(3)	All shares in the PF Absolute Return Fund were fully redeemed on August 3, 2016.

As of September 30, 2016, Pacific Life owned the following percentages of the total shares outstanding (aggregate of all share classes) of each of the following Funds:

Fund	Ownership Percentage
Pacific Funds Diversified Alternatives	33.56%
Pacific Funds Limited Duration High Income	67.82%
Pacific Funds Large-Cap Value	75.08%
Pacific Funds Small/Mid-Cap	12.33%
Pacific Funds Small-Cap Value	69.14%
Pacific Funds Small-Cap Growth	29.71%

D. INDEPENDENT TRUSTEES

The Trust pays each independent trustee of the Board retainer fees and specified amounts for various Board and committee services and for chairing those committees. The fees and expenses of the independent trustees of the Board are presented in the Statements of Operations. Each independent trustee of the Board is eligible to participate in the Trust’s Deferred Compensation Plan (the “Plan”). The Plan allows each independent trustee to voluntarily defer receipt of all or a percentage of fees, which otherwise would be payable for services performed. Amounts in the deferral account are obligations of each Fund at the time of such deferral and are payable in accordance with the Plan. Deferred amounts are treated as though equivalent dollar amounts had been invested in shares of certain Funds. An independent trustee who defers compensation has the option to select credit rate options that track the performance, at NAV without a sales load, of Class A shares of the Portfolio Optimization Funds, Pacific Funds Diversified Alternatives, Pacific Funds Short Duration Income, Pacific Funds Core Income, Pacific Funds Strategic Income, Pacific Funds Floating Rate Income, Pacific Funds Limited Duration High Income, and/or Pacific Funds High Income, Pacific Funds Large-Cap, Pacific Funds Large-Cap Value, Pacific Funds Small/Mid-Cap, Pacific Funds Small-Cap, Pacific Funds Small-Cap Value, and Pacific Funds Small-Cap Growth and/or Class P shares of the PF Underlying Funds. The obligation of each Fund under the Plan (the “DCP Liability”) is recorded as a liability (accrued trustees’ fees and expenses and deferred compensation). Accordingly, the market value appreciation or depreciation on a Fund’s DCP Liability account will cause the expenses of that Fund to increase or decrease due to market fluctuation. The change in net unrealized appreciation or depreciation on a Fund’s DCP Liability account is recorded as an increase or decrease

C-16

PACIFIC FUNDS

NOTES TO FINANCIAL STATEMENTS (Continued)

(Unaudited)

to expenses (trustees’ fees and expenses). For the six-month period ended September 30, 2016, such expenses increased by $2,201 for all applicable Funds presented in these financial statements as a result of the market value appreciation on such accounts. As of September 30, 2016, the total amount in the DCP Liability accounts for all applicable Funds presented in these financial statements was $18,007.

E. OFFICERS OF THE TRUST

None of the officers of the Trust received compensation from the Trust.

F. INDEMNIFICATIONS

Under the Trust’s organizational documents, its officers and trustees are indemnified against certain liabilities arising out of performance of their duties to the Trust. In addition, the Trust entered into an agreement with each of the trustees which provides that the Trust will indemnify and hold harmless each trustee against any expenses actually and reasonably incurred by any trustee in any proceeding arising out of or in connection with the trustee’s services to the Trust, to the fullest extent permitted by the Trust’s Declaration of Trust and By-Laws, the general trust law of the State of Delaware, the Securities Act of 1933, and the 1940 Act, each as now or hereinafter in force. In the normal course of business, the Trust enters into contracts with service providers and others that contain general indemnification clauses. The Trust’s maximum exposure under these arrangements and agreements is dependent on future claims that may be made against the Trust and/or the trustees and, therefore, cannot be estimated; however, based on experience, the risk of loss from such claims is considered remote.

8. UNFUNDED SENIOR LOAN COMMITMENTS

Unfunded loan commitments on senior loan participations and assignments (see Note 4), if any, are marked to market daily and valued according to the Trust’s valuation policies and procedures. Any outstanding unfunded loan commitments are presented in the Notes to Schedules of Investments section of each applicable Fund’s Schedule of Investments. Any applicable net unrealized appreciation or depreciation at the end of the reporting period is recorded as an asset (unfunded loan commitment appreciation) or a liability (unfunded loan commitment depreciation) and any change in net unrealized appreciation or depreciation for the reporting period is recorded as a change in net unrealized appreciation or depreciation on unfunded loan commitment. As of September 30, 2016, Pacific Funds Floating Rate Income had an unfunded loan commitment of $685,460 (see details in the Notes to Schedules of Investments).

9. COMMITTED LINE OF CREDIT

The Trust has an unsecured $75,000,000 committed revolving line of credit agreement with The Bank of New York Mellon (the “Bank”), which is renewed annually. The committed line of credit applies to Pacific Funds Floating Rate Income only. The interest rate on borrowing is the higher of the Federal funds effective rate or the overnight Eurodollar rate, plus 1.20%. Pacific Funds Floating Rate Income pays the Bank a commitment fee equal to 0.18% per annum on the daily unused portion of the committed line up to a maximum of $135,000. As of September 30, 2016, the actual interest rate on borrowing by the Trust was 1.62%. The commitment fees and interest incurred by Pacific Funds Floating Rate Income are recorded as an expense. For the six-month period ended September 30, 2016, Pacific Funds Floating Rate Income had no loans outstanding in connection with this line of credit.

10. PURCHASES AND SALES OF INVESTMENTS

The cost of purchases and proceeds from sales of investments (excluding short-term investments) for the six-month period ended September 30, 2016, are summarized in the following table:

	U.S. Government Securities		Other Securities
Fund	Purchases	Sales	Purchases	Sales
Pacific Funds Portfolio Optimization Conservative	$—	$—	$164,820,264	$190,866,774
Pacific Funds Portfolio Optimization Moderate-Conservative	—	—	214,922,374	248,886,246
Pacific Funds Portfolio Optimization Moderate	—	—	521,214,976	635,066,086
Pacific Funds Portfolio Optimization Growth	—	—	319,798,492	391,558,311
Pacific Funds Portfolio Optimization Aggressive-Growth	—	—	90,749,191	107,260,633
Pacific Funds Diversified Alternatives	—	—	2,183,660	2,320,177
Pacific Funds Short Duration Income	5,118,317	8,098,287	114,015,997	76,550,386
Pacific Funds Core Income	32,389,806	22,690,488	299,197,216	179,195,435
Pacific Funds Strategic Income	—	—	133,875,286	107,690,671
Pacific Funds Floating Rate Income	—	—	592,792,603	552,623,176
Pacific Funds Limited Duration High Income	—	—	11,370,147	13,736,568
Pacific Funds High Income	—	—	28,704,752	131,372,715
Pacific Funds Large-Cap	—	—	6,983,826	3,665,898
Pacific Funds Large-Cap Value	—	—	29,132,754	5,315,589
Pacific Funds Small/Mid-Cap	—	—	50,517,890	7,730,171
Pacific Funds Small-Cap	—	—	7,499,060	1,503,328
Pacific Funds Small-Cap Value	—	—	34,061,463	4,217,714
Pacific Funds Small-Cap Growth	—	—	34,338,617	4,935,105

11. FEDERAL INCOME TAX INFORMATION

Each Fund intends to qualify each year as a regulated investment company (“RIC”) under Subchapter M of the Internal Revenue Code (the “Code”). A Fund that qualifies as a RIC does not have to pay income tax as long as it distributes sufficient taxable income and net capital gains. Each Fund declared and paid sufficient dividends on net investment income and capital gains distributions during the year or period ended March 31, 2016, to qualify as a RIC and is not required to pay Federal income tax under the Code. Accordingly, no provision for Federal income taxes is required in the financial statements. Required distributions are based on net investment income and net realized gains determined in

C-17

PACIFIC FUNDS

NOTES TO FINANCIAL STATEMENTS (Continued)

(Unaudited)

accordance with income tax regulations, which may differ from U.S. GAAP for financial reporting purposes. These differences are primarily due to differing treatments for short-term capital gain distributions received, late year ordinary and post-October capital losses, capital loss carryforwards, and losses deferred due to wash sales. Permanent book and tax differences relating to shareholder distributions will result in reclassifications of capital accounts. In addition, the year in which amounts are distributed may differ from the year in which the net investment income is earned and the net gains are realized by each Fund.

The following table shows the accumulated capital losses and components of distributable earnings on a tax basis, and late year ordinary losses and post-October capital losses deferred, if any, for tax purposes as of March 31, 2016:

		Distributable Earning		Late-Year Ordinary and Post-October Losses Deferrals
Fund	Accumulated Capital Losses	Undistributed Ordinary Income	Undistributed Long-Term Capital Gains	Late-Year Ordinary Losses	Short-Term Capital Losses	Long-Term Capital Losses	Total
Pacific Funds Portfolio Optimization Conservative	$—	$—	$4,462,849	$397,368	$34,888	$—	$432,256
Pacific Funds Portfolio Optimization Moderate-Conservative	—	—	11,434,100	849,355	—	—	849,355
Pacific Funds Portfolio Optimization Moderate	—	—	49,691,999	2,590,025	—	—	2,590,025
Pacific Funds Portfolio Optimization Growth	—	—	46,720,893	2,163,031	1,815,592	—	3,978,623
Pacific Funds Portfolio Optimization Aggressive-Growth	—	—	14,352,367	655,972	—	—	655,972
Pacific Funds Diversified Alternatives	(99,352)	—	—	1,315	—	—	1,315
Pacific Funds Short Duration Income	(3,257,988)	62,679	—	—	—	—	—
Pacific Funds Core Income	(22,936,324)	374,103	—	—	—	—	—
Pacific Funds Strategic Income	(10,502,568)	190,962	—	—	—	—	—
Pacific Funds Floating Rate Income	(50,433,166)	322,790	—	—	—	—	—
Pacific Funds Limited Duration High Income	(3,485,277)	11,331	—	—	—	—	—
Pacific Funds High Income	(7,048,170)	1,273	—	28,012	—	—	28,012
Pacific Funds Large-Cap	(114,257)	—	—	—	—	—	—
Pacific Funds Large-Cap Value	(6,611)	5,447	—	—	—	—	—
Pacific Funds Small/Mid-Cap	(5,137)	5,447	—	—	—	—	—
Pacific Funds Small-Cap	(11,176)	4,922	—	—	—	—	—
Pacific Funds Small-Cap Value	(16,244)	4,467	—	—	—	—	—
Pacific Funds Small-Cap Growth	(23,507)	3,309	—	—	—	—	—

Accumulated capital losses represent net capital loss carryovers as of March 31, 2016 that may be available to offset future realized capital gains and thereby reduce future capital gains distributions. The following table shows the amounts of capital loss carryover, if any, by each of the applicable Funds as of March 31, 2016 and capital loss carryover from prior years utilized during the year or period ended March 31, 2016:

	Unlimited Period of Net		Accumulated Capital Loss Carryover	Capital Loss Carryover Utilized During the Year Ended March 31, 2016
	Capital Loss Carryover
Fund	Short Term	Long Term
Pacific Funds Diversified Alternatives	($85,633)	($13,719)	($99,352)	$—
Pacific Funds Short Duration Income	(287,569)	(2,970,419)	(3,257,988)	—
Pacific Funds Core Income	(5,819,104)	(17,117,220)	(22,936,324)	—
Pacific Funds Strategic Income	(3,184,103)	(7,318,465)	(10,502,568)	—
Pacific Funds Floating Rate Income	(8,464,831)	(41,968,335)	(50,433,166)	—
Pacific Funds Limited Duration High Income	(322,042)	(3,163,235)	(3,485,277)	—
Pacific Funds High Income	(4,882,353)	(2,165,817)	(7,048,170)	—
Pacific Funds Large-Cap	(107,134)	(7,123)	(114,257)	—
Pacific Funds Large-Cap Value	—	(6,611)	(6,611)	2,731
Pacific Funds Small/Mid-Cap	(747)	(4,390)	(5,137)	—
Pacific Funds Small-Cap	(8,658)	(2,518)	(11,176)	—
Pacific Funds Small-Cap Value	(8,039)	(8,205)	(16,244)	—
Pacific Funds Small-Cap Growth	(8,557)	(14,950)	(23,507)	—

C-18

PACIFIC FUNDS

NOTES TO FINANCIAL STATEMENTS (Continued)

(Unaudited)

The aggregate cost of investments and the composition of unrealized appreciation and depreciation on investments for Federal income tax purposes as of September 30, 2016, were as follows:

Fund	Total Cost of Investments on Tax Basis (1)	Gross Unrealized Appreciation on Investments	Gross Unrealized Depreciation on Investments	Net Unrealized Appreciation (Depreciation) on Investments
Pacific Funds Portfolio Optimization Conservative	$344,672,188	$25,123,787	($168,923)	$24,954,864
Pacific Funds Portfolio Optimization Moderate-Conservative	480,691,309	48,765,129	(218,867)	48,546,262
Pacific Funds Portfolio Optimization Moderate	1,307,433,888	182,207,000	(470,059)	181,736,941
Pacific Funds Portfolio Optimization Growth	919,976,827	144,682,154	-	144,682,154
Pacific Funds Portfolio Optimization Aggressive-Growth	272,155,783	46,429,960	-	46,429,960
Pacific Funds Diversified Alternatives	6,329,891	133,424	(454)	132,970
Pacific Funds Short Duration Income	272,871,883	3,312,648	(150,384)	3,162,264
Pacific Funds Core Income	750,722,362	22,609,271	(1,218,839)	21,390,432
Pacific Funds Strategic Income	245,233,939	7,210,248	(2,860,176)	4,350,072
Pacific Funds Floating Rate Income	753,642,341	6,648,673	(3,026,468)	3,622,205
Pacific Funds Limited Duration High Income	32,580,729	463,286	(773,725)	(310,439)
Pacific Funds High Income	29,200,554	868,066	(879,123)	(11,057)
Pacific Funds Large-Cap	7,353,273	451,769	(98,590)	353,179
Pacific Funds Large-Cap Value	26,594,302	1,569,809	(287,629)	1,282,180
Pacific Funds Small/Mid-Cap	51,054,239	3,828,605	(960,499)	2,868,106
Pacific Funds Small-Cap	7,153,583	525,745	(139,862)	385,883
Pacific Funds Small-Cap Value	32,221,665	3,587,948	(480,233)	3,107,715
Pacific Funds Small-Cap Growth	31,960,971	3,158,228	(944,452)	2,213,776

(1)	The difference between the total cost of investments on tax basis and investments, at cost, as presented in the Statements of Assets and Liabilities is primarily due to wash sale loss deferrals.

Each Fund recognizes the financial statement effects of a tax position taken or expected to be taken in a tax return when it is more likely than not, based on the technical merits, that the position will be sustained upon examination by the applicable tax authority. Tax positions not deemed to meet the more-likely-than-not threshold would be recorded as a tax liability for unrecognized tax benefits with a corresponding income tax expense. Management has analyzed all open tax years, as defined by the statute of limitations, for all major jurisdictions and has determined that no provision for income tax is required in the financial statements. Each Fund remains subject to examination by Federal and State tax authorities for the returns filed for tax years ended as of and after March 31, 2012.

12. TAX CHARACTER OF DISTRIBUTIONS

The tax character of income and capital gains distributions to shareholders during the six-month period ended September 30, 2016 and the year or period ended March 31, 2016, were as follows:

	For the Six-Month Period Ended September 30, 2016			For the Year or Period Ended March 31, 2016
Fund	Ordinary Income	Long-Term Capital Gains	Total Distributions	Ordinary Income	Long-Term Capital Gains	Return of Capital	Total Distributions
Pacific Funds Portfolio Optimization Conservative	$—	$—	$—	$8,600,105	$3,692,820	$—	$12,292,925
Pacific Funds Portfolio Optimization Moderate-Conservative	—	—	—	12,100,111	15,556,707	—	27,656,818
Pacific Funds Portfolio Optimization Moderate	—	—	—	28,900,129	66,412,632	—	95,312,761
Pacific Funds Portfolio Optimization Growth	—	—	—	17,018,783	63,398,864	—	80,417,647
Pacific Funds Portfolio Optimization Aggressive-Growth	—	—	—	5,050,105	3,973,614	—	9,023,719
Pacific Funds Diversified Alternatives	—	—	—	215,205	17,498	—	232,703
Pacific Funds Short Duration Income	2,199,957	—	2,199,957	2,772,117	—	—	2,772,117
Pacific Funds Core Income	8,483,061	—	8,483,061	17,888,580	—	—	17,888,580
Pacific Funds Strategic Income	4,216,999	—	4,216,999	8,892,313	—	—	8,892,313
Pacific Funds Floating Rate Income	14,011,556	—	14,011,556	28,249,565	—	—	28,249,565
Pacific Funds Limited Duration High Income	680,356	—	680,356	1,665,149	—	—	1,665,149
Pacific Funds High Income	2,624,258	—	2,624,258	6,452,996	—	—	6,452,996
Pacific Funds Large-Cap (1)	—	—	—	39,907	—	3,105	43,012
Pacific Funds Large-Cap Value (1)	—	—	—	13,490	—	—	13,490
Pacific Funds Small/Mid-Cap (1)	—	—	—	4,091	145	—	4,236
Pacific Funds Small-Cap (1)	—	—	—	2,814	—	—	2,814
Pacific Funds Small-Cap Value (1)	—	—	—	15,144	211	—	15,355

(1)	Because of the change in fiscal year end from November 30 to March 31 for the Fund, the tax character of income and capital gains distributions to shareholders for the PF U.S. Equity Funds are shown for the period from December 1, 2015 to March 31, 2016, which reflects the change in fiscal year end for the Fund upon the reorganization (see Note 1 on page C-1). There were no distributions for the U.S. Equity Funds for the period from December 31, 2014 through November 30, 2015.

C-19

PACIFIC FUNDS

NOTES TO FINANCIAL STATEMENTS (Continued)

(Unaudited)

13. SHARES OF BENEFICIAL INTEREST

Each Fund is authorized to issue an unlimited number of shares of beneficial interest with no par value unless otherwise determined by the trustees of the Board. Changes in shares of beneficial interest of each Fund for the six-month period ended September 30, 2016 and the year or period ended March 31, 2016, were as follows:

	Pacific Funds Portfolio Optimization Conservative		Pacific Funds Portfolio Optimization Moderate-Conservative		Pacific Funds Portfolio Optimization Moderate		Pacific Funds Portfolio Optimization Growth
	Six-Month Period Ended 9/30/2016	Year Ended 3/31/2016	Six-Month Period Ended 9/30/2016	Year Ended 3/31/2016	Six-Month Period Ended 9/30/2016	Year Ended 3/31/2016	Six-Month Period Ended 9/30/2016	Year Ended 3/31/2016
Class A
Shares sold	1,092,839	3,633,577	1,454,567	3,922,430	2,884,456	8,525,601	1,905,230	5,737,542
Dividends and distribution reinvested	—	491,817	—	1,140,832	—	3,756,608	—	3,056,609
Shares repurchased	(1,690,571)	(4,718,950)	(2,647,260)	(5,256,201)	(6,995,878)	(12,359,512)	(3,998,530)	(6,877,332)
Net increase (decrease)	(597,732)	(593,556)	(1,192,693)	(192,939)	(4,111,422)	(77,303)	(2,093,300)	1,916,819
Beginning shares outstanding	14,552,715	15,146,271	21,765,597	21,958,536	59,426,322	59,503,625	41,517,766	39,600,947
Ending shares outstanding	13,954,983	14,552,715	20,572,904	21,765,597	55,314,900	59,426,322	39,424,466	41,517,766
Class B
Shares sold	139,059	655,456	92,088	543,586	282,012	1,166,266	230,660	687,285
Dividends and distribution reinvested	—	93,093	—	190,754	—	639,633	—	520,286
Shares repurchased	(386,681)	(961,807)	(359,320)	(733,734)	(1,124,620)	(2,045,097)	(762,303)	(1,533,018)
Net increase (decrease)	(247,622)	(213,258)	(267,232)	606	(842,608)	(239,198)	(531,643)	(325,447)
Beginning shares outstanding	3,223,625	3,436,883	4,110,974	4,110,368	11,104,920	11,344,118	7,503,943	7,829,390
Ending shares outstanding	2,976,003	3,223,625	3,843,742	4,110,974	10,262,312	11,104,920	6,972,300	7,503,943
Class C
Shares sold	964,347	3,628,313	795,072	2,962,178	1,830,098	6,246,680	1,012,072	3,497,011
Dividends and distribution reinvested	—	487,227	—	890,155	—	2,455,140	—	1,855,250
Shares repurchased	(2,321,572)	(4,912,299)	(2,059,157)	(4,046,632)	(4,673,812)	(8,273,695)	(2,914,118)	(4,550,331)
Net increase (decrease)	(1,357,225)	(796,759)	(1,264,085)	(194,299)	(2,843,714)	428,125	(1,902,046)	801,930
Beginning shares outstanding	16,581,038	17,377,797	19,140,146	19,334,445	43,167,268	42,739,143	27,065,428	26,263,498
Ending shares outstanding	15,223,813	16,581,038	17,876,061	19,140,146	40,323,554	43,167,268	25,163,382	27,065,428
Class R
Shares sold	93,652	180,040	42,575	114,189	195,505	575,996	87,367	277,763
Dividends and distribution reinvested	—	31,188	—	26,152	—	109,181	—	98,983
Shares repurchased	(100,891)	(313,416)	(68,294)	(194,816)	(256,140)	(705,440)	(199,649)	(435,562)
Net increase (decrease)	(7,239)	(102,188)	(25,719)	(54,475)	(60,635)	(20,263)	(112,282)	(58,816)
Beginning shares outstanding	956,913	1,059,101	493,343	547,818	1,961,322	1,981,585	1,336,860	1,395,676
Ending shares outstanding	949,674	956,913	467,624	493,343	1,900,687	1,961,322	1,224,578	1,336,860
Advisor Class
Shares sold	62,480	148,874	102,449	179,522	107,104	623,594	82,184	735,080
Dividends and distribution reinvested	—	9,972	—	18,320	—	87,961	—	65,360
Shares repurchased	(143,233)	(392,461)	(126,275)	(222,826)	(388,852)	(727,487)	(280,863)	(584,241)
Net increase (decrease)	(80,753)	(233,615)	(23,826)	(24,984)	(281,748)	(15,932)	(198,679)	216,199
Beginning shares outstanding	467,375	700,990	416,100	441,084	1,526,115	1,542,047	878,518	662,319
Ending shares outstanding	386,622	467,375	392,274	416,100	1,244,367	1,526,115	679,839	878,518

C-20

PACIFIC FUNDS

NOTES TO FINANCIAL STATEMENTS (Continued)

(Unaudited)

	Pacific Funds Portfolio Optimization Aggressive-Growth		Pacific Funds Diversified Alternatives		Pacific Funds Short Duration Income		Pacific Funds Core Income (1)
	Six-Month Period Ended 9/30/2016	Year Ended 3/31/2016	Six-Month Period Ended 9/30/2016	Year Ended 3/31/2016	Six-Month Period Ended 9/30/2016	Year Ended 3/31/2016	Six-Month Period Ended 9/30/2016	Year Ended 3/31/2016
Class A
Shares sold	578,015	1,921,981	35,579	210,477	2,522,003	5,082,145	2,754,057	6,848,241
Dividends and distribution reinvested	—	348,261	—	6,764	54,635	75,644	218,550	550,455
Shares repurchased	(933,268)	(1,828,161)	(123,158)	(38,035)	(2,288,365)	(3,064,452)	(3,579,403)	(8,857,927)
Net increase (decrease)	(355,253)	442,081	(87,579)	179,206	288,273	2,093,337	(606,796)	(1,459,231)
Beginning shares outstanding	11,622,795	11,180,714	325,742	146,536	6,772,016	4,678,679	18,780,654	20,239,885
Ending shares outstanding	11,267,542	11,622,795	238,163	325,742	7,060,289	6,772,016	18,173,858	18,780,654
Class B
Shares sold	91,741	292,021
Dividends and distribution reinvested	—	49,222
Shares repurchased	(253,935)	(562,213)
Net increase (decrease)	(162,194)	(220,970)
Beginning shares outstanding	2,081,170	2,302,140
Ending shares outstanding	1,918,976	2,081,170
Class C
Shares sold	447,971	1,388,768	71,276	28,836	1,067,624	2,410,872	1,049,689	2,910,285
Dividends and distribution reinvested	—	158,652	—	1,586	18,139	29,747	103,302	322,200
Shares repurchased	(840,987)	(1,657,897)	(20,681)	(17,468)	(791,487)	(1,165,417)	(1,895,746)	(6,826,299)
Net increase (decrease)	(393,016)	(110,477)	50,595	12,954	294,276	1,275,202	(742,755)	(3,593,814)
Beginning shares outstanding	6,978,974	7,089,451	69,204	56,250	4,314,535	3,039,333	13,455,369	17,049,183
Ending shares outstanding	6,585,958	6,978,974	119,799	69,204	4,608,811	4,314,535	12,712,614	13,455,369
Class I
Shares sold					89,203	78,942	77,462	117,545
Dividends and distribution reinvested					1,669	3,160	5,279	11,782
Shares repurchased					(14,420)	(62,572)	(32,902)	(139,080)
Net increase (decrease)					76,452	19,530	49,839	(9,753)
Beginning shares outstanding					165,425	145,895	342,699	352,452
Ending shares outstanding					241,877	165,425	392,538	342,699
Class P
Shares sold							11,749,818	1,640,627
Dividends and distribution reinvested							70,729	45,678
Shares repurchased							(967,932)	(164,755)
Net increase (decrease)							10,852,615	1,521,550
Beginning shares outstanding							1,521,550	—
Ending shares outstanding							12,374,165	1,521,550
Class R
Shares sold	51,196	120,259
Dividends and distribution reinvested	—	14,473
Shares repurchased	(61,256)	(217,758)
Net increase (decrease)	(10,060)	(83,026)
Beginning shares outstanding	481,031	564,057
Ending shares outstanding	470,971	481,031
Advisor Class
Shares sold	179,897	341,548	41,453	37,578	5,628,973	11,770,870	9,040,539	15,561,364
Dividends and distribution reinvested	—	19,234	—	11,170	118,649	126,478	254,877	523,393
Shares repurchased	(267,958)	(315,435)	(14,164)	(168,703)	(3,669,117)	(4,268,163)	(5,328,440)	(12,543,745)
Net increase (decrease)	(88,061)	45,347	27,289	(119,955)	2,078,505	7,629,185	3,966,976	3,541,012
Beginning shares outstanding	454,038	408,691	256,582	376,537	12,616,968	4,987,783	23,837,500	20,296,488
Ending shares outstanding	365,977	454,038	283,871	256,582	14,695,473	12,616,968	27,804,476	23,837,500

C-21

PACIFIC FUNDS

NOTES TO FINANCIAL STATEMENTS (Continued)

(Unaudited)

	Pacific Funds Strategic Income		Pacific Funds Floating Rate Income		Pacific Funds Limited Duration High Income		Pacific Funds High Income
	Six-Month Period Ended 9/30/2016	Year Ended 3/31/2016	Six-Month Period Ended 9/30/2016	Year Ended 3/31/2016	Six-Month Period Ended 9/30/2016	Year Ended 3/31/2016	Six-Month Period Ended 9/30/2016	Year Ended 3/31/2016
Class A
Shares sold	1,441,652	2,992,625	1,573,508	5,817,413	81,436	497,063	224,518	1,355,959
Dividends and distribution reinvested	92,169	220,166	349,870	764,716	13,626	30,499	20,597	34,332
Shares repurchased	(1,086,638)	(2,795,296)	(3,818,136)	(8,313,361)	(364,429)	(419,721)	(694,372)	(851,898)
Net increase (decrease)	447,183	417,495	(1,894,758)	(1,731,232)	(269,367)	107,841	(449,257)	538,393
Beginning shares outstanding	5,176,310	4,758,815	19,614,318	21,345,550	846,561	738,720	1,101,320	562,927
Ending shares outstanding	5,623,493	5,176,310	17,719,560	19,614,318	577,194	846,561	652,063	1,101,320
Class C
Shares sold	720,037	1,690,276	1,023,332	3,567,173	30,872	105,316	101,929	98,726
Dividends and distribution reinvested	62,936	141,648	244,350	501,282	5,217	13,419	11,224	17,382
Shares repurchased	(597,259)	(1,419,233)	(1,966,115)	(5,374,260)	(41,788)	(150,146)	(73,231)	(175,000)
Net increase (decrease)	185,714	412,691	(698,433)	(1,305,805)	(5,699)	(31,411)	39,922	(58,892)
Beginning shares outstanding	4,388,971	3,976,280	16,560,463	17,866,268	350,915	382,326	458,694	517,586
Ending shares outstanding	4,574,685	4,388,971	15,862,030	16,560,463	345,216	350,915	498,616	458,694
Class I
Shares sold	19,361	32,262	5,347,020	3,075,593	9,411	3,064	532,213	1,035
Dividends and distribution reinvested	2,157	5,416	212,380	400,965	51,646	111,810	8,782	942
Shares repurchased	(17,784)	(72,334)	(787,717)	(2,831,035)	(2,014)	(4,047)	(18,587)	(18,913)
Net increase (decrease)	3,734	(34,656)	4,771,683	645,523	59,043	110,827	522,408	(16,936)
Beginning shares outstanding	94,489	129,145	9,414,004	8,768,481	2,393,884	2,283,057	6,228	23,164
Ending shares outstanding	98,223	94,489	14,185,687	9,414,004	2,452,927	2,393,884	528,636	6,228
Class P
Shares sold			10,262	30,716			598,231	10,233,579
Dividends and distribution reinvested			1,140	2,046			223,024	593,136
Shares repurchased			(17,831)	(43,092)			(11,952,732)	(2,390,465)
Net increase (decrease)			(6,429)	(10,330)			(11,131,477)	8,436,250
Beginning shares outstanding			58,177	68,507			12,178,549	3,742,299
Ending shares outstanding			51,748	58,177			1,047,072	12,178,549
Advisor Class
Shares sold	4,638,729	11,745,239	8,914,635	10,921,186	46,125	382,323	50,685	92,191
Dividends and distribution reinvested	203,033	432,539	474,525	961,149	4,640	21,960	5,077	12,874
Shares repurchased	(3,394,188)	(6,880,766)	(7,166,785)	(14,982,811)	(61,981)	(772,008)	(45,464)	(291,615)
Net increase (decrease)	1,447,574	5,297,012	2,222,375	(3,100,476)	(11,216)	(367,725)	10,298	(186,550)
Beginning shares outstanding	11,453,910	6,156,898	23,644,337	26,744,813	223,007	590,732	176,478	363,028
Ending shares outstanding	12,901,484	11,453,910	25,866,712	23,644,337	211,791	223,007	186,776	176,478

C-22

PACIFIC FUNDS

NOTES TO FINANCIAL STATEMENTS (Continued)

(Unaudited)

	Pacific Funds Large Cap (1)			Pacific Funds Large-Cap Value (1)			Pacific Funds Small/Mid-Cap (1)
	Six-Month Period Ended 9/30/2016	Period Ended 3/31/2016 (2)	Period Ended 11/30/2015 (2)	Six-Month Period Ended 9/30/2016	Period Ended 3/31/2016 (2)	Period Ended 11/30/2015 (2)	Six-Month Period Ended 9/30/2016	Period Ended 3/31/2016 (2)	Period Ended 11/30/2015 (2)
Class A
Shares sold	274,582	68,623		107,286	52,739		830,558	229,396
Dividends and distribution reinvested	—	—		—	—		—	—
Shares repurchased	(35,055)	(11,639)		(7,012)	—		(153,799)	(2,311)
Net increase (decrease)	239,527	56,984		100,274	52,739		676,759	227,085
Beginning shares outstanding	56,984	—		52,739	—		227,085	—
Ending shares outstanding	296,511	56,984		153,013	52,739		903,844	227,085
Class C
Shares sold	122,391	54,726		143,699	50,780		229,959	58,641
Dividends and distribution reinvested	—	—		—	—		—	—
Shares repurchased	(3,376)	(311)		(4,142)	(316)		(6,747)	(5,423)
Net increase (decrease)	119,015	54,415		139,557	50,464		223,212	53,218
Beginning shares outstanding	54,415	—		50,464	—		53,218	—
Ending shares outstanding	173,430	54,415		190,021	50,464		276,430	53,218
Advisor Class
Shares sold	54,607	58,314		2,235,104	82,103		2,731,870	198,112
Dividends and distribution reinvested	—	—		—	—		—	—
Shares repurchased	(1,135)	—		(9,906)	—		(178,565)	(30)
Net increase (decrease)	53,472	58,314		2,225,198	82,103		2,553,305	198,082
Beginning shares outstanding	58,314	—		82,103	—		198,082	—
Ending shares outstanding	111,786	58,314		2,307,301	82,103		2,751,387	198,082
Investor Class
Shares sold	3,071	6,203	63,215	2,314	2,948	50,000	150,328	230,581
Dividends and distribution reinvested	—	978	—	—	1,395	—	—	—
Shares repurchased	(4,283)	—	(490)	(1,115)	—	—	(37,106)	—
Net increase (decrease)	(1,212)	7,181	62,725	1,199	4,343	50,000	113,222	230,581
Beginning shares outstanding	69,906	62,725	—	54,343	50,000	—	230,581	—
Ending shares outstanding	68,694	69,906	62,725	55,542	54,343	50,000	343,803	230,581
Class S
Shares sold	9,473	3,335	188,368	103,921	22,212		691,926	21,244	50,000
Dividends and distribution reinvested	—	3,385	—	—	—		—	417	—
Shares repurchased	(96,509)	—	(595)	(1,115)	—		(1,072)	—	—
Net increase (decrease)	(87,036)	6,720	187,773	102,806	22,212		690,854	21,661	50,000
Beginning shares outstanding	194,493	187,773	—	22,212	—		71,661	50,000	—
Ending shares outstanding	107,457	194,493	187,773	125,018	22,212		762,515	71,661	50,000

C-23

PACIFIC FUNDS

NOTES TO FINANCIAL STATEMENTS (Continued)

(Unaudited)

	Pacific Funds Small Cap (1)			Pacific Funds Small Cap Value (1)			Pacific Funds Small Cap Growth (1)
	Six-Month Period Ended 9/30/2016	Period Ended 3/31/2016 (2)	Period Ended 11/30/2015 (2)	Six-Month Period Ended 9/30/2016	Period Ended 3/31/2016 (2)	Period Ended 11/30/2015 (2)	Six-Month Period Ended 9/30/2016	Period Ended 3/31/2016 (2)	Period Ended 11/30/2015 (2)
Class A
Shares sold	104,884	33,428		17,487	15,572		23,050	4,491
Dividends and distribution reinvested	—	—		—	—		—
Shares repurchased	(1,099)	—		(5,461)	—		(1,466)
Net increase (decrease)	103,785	33,428		12,026	15,572		21,584	4,491
Beginning shares outstanding	33,428	—		15,572	—		4,491	—
Ending shares outstanding	137,213	33,428		27,598	15,572		26,075	4,491
Class C
Shares sold	21,198	13,453		38,591	12,748		5,522	3,498
Dividends and distribution reinvested	—	—		—	—		—
Shares repurchased	(7,041)	—		(2,256)	—		(1,369)
Net increase (decrease)	14,157	13,453		36,335	12,748		4,153	3,498
Beginning shares outstanding	13,453	—		12,748	—		3,498	—
Ending shares outstanding	27,610	13,453		49,083	12,748		7,651	3,498
Class P
Shares sold							1,393,125
Dividends and distribution reinvested							—
Shares repurchased							(154,771)
Net increase (decrease)							1,238,354
Beginning shares outstanding							—
Ending shares outstanding							1,238,354
Advisor Class
Shares sold	471,306	18,179		2,401,246	27,567		1,020,914	24,297
Dividends and distribution reinvested	—	—		—	—		—
Shares repurchased	(6,889)	(2,365)		(1,275)	—		(1,955)
Net increase (decrease)	464,417	15,814		2,399,971	27,567		1,018,959	24,297
Beginning shares outstanding	15,814	—		27,567	—		24,297	—
Ending shares outstanding	480,231	15,814		2,427,538	27,567		1,043,256	24,297
Investor Class
Shares sold	16,658	1,886		4,322	6,278		201	1,078	100,433
Dividends and distribution reinvested	—	—		—	—				—
Shares repurchased	(1,099)	—		(1,136)	—		(1,079)		—
Net increase (decrease)	15,559	1,886		3,186	6,278		(878)	1,078	100,433
Beginning shares outstanding	1,886	—		6,278	—		101,511	100,433	—
Ending shares outstanding	17,445	1,886		9,464	6,278		100,633	101,511	100,433
Class S
Shares sold	11,798	1,099	50,000	786,038	46,852	70,356	806,759	42,681
Dividends and distribution reinvested	—	281	—	—	1,593	—
Shares repurchased	(1,099)	—	—	(18,083)	(38)	(763)	(1,079)
Net increase (decrease)	10,699	1,380	50,000	767,955	48,407	69,593	805,680	42,681
Beginning shares outstanding	51,380	50,000	—	118,000	69,593	—	42,681	—
Ending shares outstanding	62,079	51,380	50,000	885,955	118,000	69,593	848,361	42,681

(1)	See footnote (1) in Financial Highlights from pages B-14 through B-23 for the commencement date of operations of each share class.
(2)	Because of the change in fiscal year end from November 30 to March 31 for the Fund, the following periods are shown for the Fund: (i) the period from December 31, 2014 through November 30, 2015, which reflects the fiscal year end for the Predecessor Fund prior to the reorganization and (ii) the period from December 1, 2015 through March 31, 2016, which reflects the change in fiscal year end for the Fund upon the reorganization (see Note 1 on page C-1).

C-24

PACIFIC FUNDS

DISCLOSURE OF FUND EXPENSES

(Unaudited)

We believe it is important for you to understand the impact of fees and expenses regarding your investment. All mutual funds have operating expenses. As a shareholder of a mutual fund, you incur two types of costs: (1) transactions costs such as initial sales charges (loads) on purchase payments and/or contingent deferred sales charges on redemptions; and (2) ongoing costs, which include advisory fees, administration fees, distribution and/or service fees, and other fund expenses. The following example is intended to help you understand your ongoing costs (in dollars) of investing in each fund and to compare these costs with those of other mutual funds. The example is based on an investment of $1,000.00 made at the beginning of the period and held for the entire six-month period from April 1, 2016 to September 30, 2016.

ACTUAL EXPENSES

The first section of the table for each fund entitled “Actual Fund Return”, provides information about actual account values and actual expenses based on each fund’s actual performance and each fund’s actual expenses, after any applicable fee waivers and expense reimbursements (See Notes 6 and 7B in Notes to Financial Statements). The “Ending Account Value at 9/30/16” column shown is derived from the fund’s actual performance; the “Annualized Expense Ratio” column shows the fund’s actual annualized expense ratio; and the “Expenses Paid During the Period 04/01/16-09/30/16” column shows the dollar amount that would have been paid by you. All the information illustrated in the following table is based on the past six-month period from April 1, 2016 to September 30, 2016.

You may use the information in this section, together with the amount you invested, to estimate the expenses that you paid over the period. To do so, for each fund in your account, simply divide that fund’s value by $1,000.00 (for example, an $8,600.00 fund value divided by $1,000.00 = 8.6), then multiply the result by the number given for your fund(s) in the “Expenses Paid During the Period 04/01/16-09/30/16.”

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES

The second section of the table for each fund, entitled “Hypothetical”, provides information about hypothetical account values and hypothetical expenses based on a 5% per year hypothetical rate of return and actual fund’s expenses, after any applicable fee waivers and expense reimbursements (See Notes 6 and 7B in Notes to Financial Statements). It assumes that the fund had an annual 5% rate of return before expenses, but that the expense ratio is unchanged. The hypothetical account values and expenses may not be used to estimate the actual ending account values or expenses you paid for the period.

You may use the hypothetical example information to compare the ongoing costs of investing in the fund compared to other mutual funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other mutual funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as initial sales charges (loads) or contingent deferred sales charges. Therefore, the second section of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different mutual funds. In addition, if these other costs were included, your costs would have been higher.

	Beginning Account Value at 04/01/16	Ending Account Value at 09/30/16	Annualized Expense Ratio	Expenses Paid During the Period 04/01/16 - 09/30/16 (1)
Pacific Funds Portfolio Optimization Conservative (2)
Actual Fund Return
Class A	$1,000.00	$1,047.90	0.60%	$3.08
Class B	1,000.00	1,045.00	1.35%	6.92
Class C	1,000.00	1,045.00	1.35%	6.92
Class R	1,000.00	1,047.30	0.85%	4.36
Advisor Class	1,000.00	1,049.80	0.35%	1.80

Hypothetical
Class A	$1,000.00	$1,022.06	0.60%	$3.04
Class B	1,000.00	1,018.30	1.35%	6.83
Class C	1,000.00	1,018.30	1.35%	6.83
Class R	1,000.00	1,020.81	0.85%	4.31
Advisor Class	1,000.00	1,023.31	0.35%	1.78
Pacific Funds Portfolio Optimization Moderate-Conservative (2)
Actual Fund Return
Class A	$1,000.00	$1,051.10	0.60%	$3.09
Class B	1,000.00	1,047.50	1.35%	6.93
Class C	1,000.00	1,047.60	1.35%	6.93
Class R	1,000.00	1,050.50	0.85%	4.37
Advisor Class	1,000.00	1,052.70	0.35%	1.80

Hypothetical
Class A	$1,000.00	$1,022.06	0.60%	$3.04
Class B	1,000.00	1,018.30	1.35%	6.83
Class C	1,000.00	1,018.30	1.35%	6.83
Class R	1,000.00	1,020.81	0.85%	4.31
Advisor Class	1,000.00	1,023.31	0.35%	1.78
Pacific Funds Portfolio Optimization Moderate (2)
Actual Fund Return
Class A	$1,000.00	$1,056.20	0.60%	$3.09
Class B	1,000.00	1,052.80	1.35%	6.95
Class C	1,000.00	1,052.10	1.35%	6.94
Class R	1,000.00	1,054.70	0.85%	4.38
Advisor Class	1,000.00	1,057.70	0.35%	1.81

Hypothetical
Class A	$1,000.00	$1,022.06	0.60%	$3.04
Class B	1,000.00	1,018.30	1.35%	6.83
Class C	1,000.00	1,018.30	1.35%	6.83
Class R	1,000.00	1,020.81	0.85%	4.31
Advisor Class	1,000.00	1,023.31	0.35%	1.78
Pacific Funds Portfolio Optimization Growth (2)
Actual Fund Return
Class A	$1,000.00	$1,059.70	0.60%	$3.10
Class B	1,000.00	1,056.70	1.35%	6.96
Class C	1,000.00	1,056.80	1.35%	6.96
Class R	1,000.00	1,059.10	0.85%	4.39
Advisor Class	1,000.00	1,061.00	0.35%	1.81

Hypothetical
Class A	$1,000.00	$1,022.06	0.60%	$3.04
Class B	1,000.00	1,018.30	1.35%	6.83
Class C	1,000.00	1,018.30	1.35%	6.83
Class R	1,000.00	1,020.81	0.85%	4.31
Advisor Class	1,000.00	1,023.31	0.35%	1.78

See explanation of references on page D-3

PACIFIC FUNDS

DISCLOSURE OF FUND EXPENSES (Continued)

(Unaudited)

	Beginning Account Value at 04/01/16	Ending Account Value at 09/30/16	Annualized Expense Ratio	Expenses Paid During the Period 04/01/16 - 09/30/16 (1)
Pacific Funds Portfolio Optimization Aggressive-Growth (2)
Actual Fund Return
Class A	$1,000.00	$1,060.50	0.60%	$3.10
Class B	1,000.00	1,056.80	1.35%	6.96
Class C	1,000.00	1,056.90	1.35%	6.96
Class R	1,000.00	1,058.80	0.85%	4.39
Advisor Class	1,000.00	1,061.90	0.35%	1.81

Hypothetical
Class A	$1,000.00	$1,022.06	0.60%	$3.04
Class B	1,000.00	1,018.30	1.35%	6.83
Class C	1,000.00	1,018.30	1.35%	6.83
Class R	1,000.00	1,020.81	0.85%	4.31
Advisor Class	1,000.00	1,023.31	0.35%	1.78
Pacific Funds Diversified Alternatives (2)
Actual Fund Return
Class A	$1,000.00	$1,048.80	0.85%	$4.37
Class C	1,000.00	1,043.90	1.60%	8.20
Advisor Class	1,000.00	1,048.60	0.60%	3.08

Hypothetical
Class A	$1,000.00	$1,020.81	0.85%	$4.31
Class C	1,000.00	1,017.05	1.60%	8.09
Advisor Class	1,000.00	1,022.06	0.60%	3.04
Pacific Funds Short Duration Income
Actual Fund Return
Class A	$1,000.00	$1,017.10	0.85%	$4.30
Class C	1,000.00	1,013.30	1.60%	8.08
Class I	1,000.00	1,018.60	0.55%	2.78
Advisor Class	1,000.00	1,018.30	0.60%	3.04

Hypothetical
Class A	$1,000.00	$1,020.81	0.85%	$4.31
Class C	1,000.00	1,017.05	1.60%	8.09
Class I	1,000.00	1,022.31	0.55%	2.79
Advisor Class	1,000.00	1,022.06	0.60%	3.04
Pacific Funds Core Income
Actual Fund Return
Class A	$1,000.00	$1,041.00	0.95%	$4.86
Class C	1,000.00	1,038.10	1.70%	8.69
Class I	1,000.00	1,042.60	0.65%	3.33
Class P	1,000.00	1,042.30	0.70%	3.58
Advisor Class	1,000.00	1,043.20	0.70%	3.59

Hypothetical
Class A	$1,000.00	$1,020.31	0.95%	$4.81
Class C	1,000.00	1,016.55	1.70%	8.59
Class I	1,000.00	1,021.81	0.65%	3.29
Class P	1,000.00	1,021.56	0.70%	3.55
Advisor Class	1,000.00	1,021.56	0.70%	3.55

	Beginning Account Value at 04/01/16	Ending Account Value at 09/30/16	Annualized Expense Ratio	Expenses Paid During the Period 04/01/16 - 09/30/16 (1)
Pacific Funds Strategic Income
Actual Fund Return
Class A	$1,000.00	$1,078.00	1.05%	$5.47
Class C	1,000.00	1,074.20	1.80%	9.36
Class I	1,000.00	1,081.10	0.75%	3.91
Advisor Class	1,000.00	1,080.40	0.80%	4.17

Hypothetical
Class A	$1,000.00	$1,019.80	1.05%	$5.32
Class C	1,000.00	1,016.04	1.80%	9.10
Class I	1,000.00	1,021.31	0.75%	3.80
Advisor Class	1,000.00	1,021.06	0.80%	4.05
Pacific Funds Floating Rate Income
Actual Fund Return
Class A	$1,000.00	$1,042.50	1.12%	$5.73
Class C	1,000.00	1,038.70	1.87%	9.56
Class I	1,000.00	1,044.00	0.82%	4.20
Class P	1,000.00	1,043.80	0.87%	4.46
Advisor Class	1,000.00	1,043.70	0.87%	4.46

Hypothetical
Class A	$1,000.00	$1,019.45	1.12%	$5.67
Class C	1,000.00	1,015.69	1.87%	9.45
Class I	1,000.00	1,020.96	0.82%	4.15
Class P	1,000.00	1,020.71	0.87%	4.41
Advisor Class	1,000.00	1,020.71	0.87%	4.41
Pacific Funds Limited Duration High Income
Actual Fund Return
Class A	$1,000.00	$1,046.50	1.08%	$5.54
Class C	1,000.00	1,041.50	1.83%	9.37
Class I	1,000.00	1,048.10	0.78%	4.00
Advisor Class	1,000.00	1,046.60	0.83%	4.26

Hypothetical
Class A	$1,000.00	$1,019.65	1.08%	$5.47
Class C	1,000.00	1,015.89	1.83%	9.25
Class I	1,000.00	1,021.16	0.78%	3.95
Advisor Class	1,000.00	1,020.91	0.83%	4.20
Pacific Funds High Income
Actual Fund Return
Class A	$1,000.00	$1,099.00	1.05%	$5.52
Class C	1,000.00	1,094.20	1.80%	9.45
Class I	1,000.00	1,100.50	0.75%	3.95
Class P	1,000.00	1,100.40	0.80%	4.21
Advisor Class	1,000.00	1,100.60	0.80%	4.21

Hypothetical
Class A	$1,000.00	$1,019.80	1.05%	$5.32
Class C	1,000.00	1,016.04	1.80%	9.10
Class I	1,000.00	1,021.31	0.75%	3.80
Class P	1,000.00	1,021.06	0.80%	4.05
Advisor Class	1,000.00	1,021.06	0.80%	4.05

See explanation of references on page D-3

PACIFIC FUNDS

DISCLOSURE OF FUND EXPENSES (Continued)

(Unaudited)

	Beginning Account Value at 04/01/16	Ending Account Value at 09/30/16	Annualized Expense Ratio	Expenses Paid During the Period 04/01/16 - 09/30/16 (1)
Pacific Funds Large-Cap
Actual Fund Return
Class A	$1,000.00	$1,056.90	1.00%	$5.16
Class C	1,000.00	1,051.80	1.75%	9.00
Advisor Class	1,000.00	1,057.90	0.75%	3.87
Investor Class	1,000.00	1,056.00	1.00%	5.15
Class S (3)	1,000.00	1,058.00	0.65%	3.35

Hypothetical
Class A	$1,000.00	$1,020.05	1.00%	$5.06
Class C	1,000.00	1,016.29	1.75%	8.85
Advisor Class	1,000.00	1,021.31	0.75%	3.80
Investor Class	1,000.00	1,020.05	1.00%	5.06
Class S (3)	1,000.00	1,021.81	0.65%	3.29
Pacific Funds Large-Cap Value
Actual Fund Return
Class A	$1,000.00	$1,050.70	1.10%	$5.65
Class C	1,000.00	1,046.60	1.85%	9.49
Advisor Class	1,000.00	1,051.80	0.85%	4.37
Investor Class	1,000.00	1,049.60	1.10%	5.65
Class S (3)	1,000.00	1,052.80	0.75%	3.86

Hypothetical
Class A	$1,000.00	$1,019.55	1.10%	$5.57
Class C	1,000.00	1,015.79	1.85%	9.35
Advisor Class	1,000.00	1,020.81	0.85%	4.31
Investor Class	1,000.00	1,019.55	1.10%	5.57
Class S (3)	1,000.00	1,021.31	0.75%	3.80
Pacific Funds Small/Mid-Cap
Actual Fund Return
Class A	$1,000.00	$1,071.50	1.30%	$6.75
Class C	1,000.00	1,068.60	2.05%	10.63
Advisor Class	1,000.00	1,073.60	1.05%	5.46
Investor Class	1,000.00	1,072.70	1.35%	7.01
Class S (3)	1,000.00	1,073.60	1.00%	5.20

Hypothetical
Class A	$1,000.00	$1,018.55	1.30%	$6.58
Class C	1,000.00	1,014.79	2.05%	10.35
Advisor Class	1,000.00	1,019.80	1.05%	5.32
Investor Class	1,000.00	1,018.30	1.35%	6.83
Class S (3)	1,000.00	1,020.05	1.00%	5.06
Pacific Funds Small-Cap
Actual Fund Return
Class A	$1,000.00	$1,088.90	1.30%	$6.81
Class C	1,000.00	1,084.90	2.05%	10.71
Advisor Class	1,000.00	1,089.90	1.05%	5.50
Investor Class	1,000.00	1,088.90	1.35%	7.07
Class S (3)	1,000.00	1,091.00	1.00%	5.24

Hypothetical
Class A	$1,000.00	$1,018.55	1.30%	$6.58
Class C	1,000.00	1,014.79	2.05%	10.35
Advisor Class	1,000.00	1,019.80	1.05%	5.32
Investor Class	1,000.00	1,018.30	1.35%	6.83
Class S (3)	1,000.00	1,020.05	1.00%	5.06

	Beginning Account Value at 04/01/16	Ending Account Value at 09/30/16	Annualized Expense Ratio	Expenses Paid During the Period 04/01/16 - 09/30/16 (1)
Pacific Funds Small-Cap Value
Actual Fund Return
Class A	$1,000.00	$1,098.10	1.30%	$6.84
Class C	1,000.00	1,094.10	2.05%	10.76
Advisor Class	1,000.00	1,099.10	1.05%	5.53
Investor Class	1,000.00	1,097.00	1.35%	7.10
Class S (3)	1,000.00	1,100.20	1.00%	5.26

Hypothetical
Class A	$1,000.00	$1,018.55	1.30%	$6.58
Class C	1,000.00	1,014.79	2.05%	10.35
Advisor Class	1,000.00	1,019.80	1.05%	5.32
Investor Class	1,000.00	1,018.30	1.35%	6.83
Class S (3)	1,000.00	1,020.05	1.00%	5.06
Pacific Funds Small-Cap Growth
Actual Fund Return
Class A	$1,000.00	$1,085.20	1.30%	$6.80
Class C	1,000.00	1,082.20	2.05%	10.70
Class P (4)	1,000.00	1,041.80	1.05%	3.38
Advisor Class	1,000.00	1,088.20	1.05%	5.50
Investor Class	1,000.00	1,087.30	1.25%	6.54
Class S (3)	1,000.00	1,089.30	0.90%	4.71

Hypothetical
Class A	$1,000.00	$1,018.55	1.30%	$6.58
Class C	1,000.00	1,014.79	2.05%	10.35
Class P (4)	1,000.00	1,019.80	1.05%	5.32
Advisor Class	1,000.00	1,019.80	1.05%	5.32
Investor Class	1,000.00	1,018.80	1.25%	6.33
Class S (3)	1,000.00	1,020.56	0.90%	4.56

(1)	Expenses paid during the period are equal to the fund’s annualized expense ratio (shown in table above), multiplied by the average account value over the period, multiplied by the number of days in the most recent fiscal half-year or applicable period, then divided by 365 days.
(2)	The annualized expense ratios for the Portfolio Optimization Funds and Pacific Funds Diversified Alternatives do not include fees and expenses of their respective PF Underlying Funds and the Class P shares of Pacific Funds Core Income, Pacific Funds Floating Rate Income, Pacific Funds High Income and Pacific Funds Small-Cap Growth in which the Portfolio Optimization Funds and Pacific Funds Diversified Alternatives invest (see Note 1 in Notes to Financial Statements).
(3)	Class S was formerly named Institutional Class.
(4)	The Class P shares of Pacific Funds Small-Cap Growth commenced operations on June 8, 2016. The actual fund return and expenses paid during the period for Class P shares was for the period June 8, 2016 to September 30, 2016, instead of the entire six-month period. The hypothetical return and expenses paid during the period are based on the entire six-month period for comparison purposes.

PACIFIC FUNDS

WHERE TO GO FOR MORE INFORMATION

Availability of Quarterly Holdings

The Trust files Form N-Q (complete schedules of fund holdings) with the Securities and Exchange Commission (the “SEC”) for the first and third quarters of each fiscal year not later than 60 days after the close of the applicable quarter end. The Trust’s Form N-Q, (when required) is filed pursuant to applicable regulations and is available after filing (i) on the SEC’s website at http://www.sec.gov; (ii) for review and copying at the SEC’s Public Reference Room in Washington, D.C. (information on the operation of the Public Reference Room may be obtained by calling the SEC at 1-800-SEC-0330); and (iii) on the Trust’s website at https://www.pacificlife.com/pacificfunds.html. The SEC may charge you a fee for this information.

Availability of Proxy Voting Record

By August 31 of each year, the Trust files information regarding how the Trust’s managers voted proxies relating to fund securities during the most recent twelve-month period ended June 30. Such information is available after filing on the Trust’s’ website and on the SEC’s website noted below.

Information Relating to Investments Held by the Trust

For complete descriptions of the various securities and other instruments held by the Trust and their risks, please see the Trust’s prospectus and Statement of Additional Information (“SAI”). The prospectus and SAI are available as noted below.

Availability of Proxy Voting Policies

A description of the Proxy Voting Policies and Procedures that the Trust uses to determine how to vote proxies relating to fund securities is described in the Trust’s SAI.

How to obtain Information

The Trust’s prospectus, SAI (including Proxy Voting Policies) and annual and semi-annual reports are available:

•	On the Trust’s website at https://www.pacificlife.com/pacificfunds.html

•	On the SEC’s website at http://www.sec.gov

•	Upon request by calling, without charge, 1-800-722-2333, 7 a.m. through 5 p.m. Pacific Time

PF Underlying Funds

Semi-Annual Report

As of September 30, 2016

PACIFIC FUNDS

SEMI-ANNUAL REPORT

AS OF SEPTEMBER 30, 2016

Pacific Funds Series Trust, which is a Delaware statutory trust, may be referred to as “Pacific Funds” or the “Trust”.

PACIFIC FUNDSSM

PF FLOATING RATE LOAN FUND

Schedule of Investments

September 30, 2016 (Unaudited)

	Principal Amount	Value
SENIOR LOAN NOTES - 0.2%

Technology - 0.2%

Smart Technologies ULC Term B (Canada) 12.500% due 01/31/18 § +	$18,906	$19,175

Total Senior Loan Notes (Cost $18,569)		19,175

	Shares
SHORT-TERM INVESTMENT - 89.9%

Money Market Fund - 89.9%

BlackRock Liquidity Funds T-Fund Portfolio	7,109,900	7,109,900

Total Short-Term Investment (Cost $7,109,900)		7,109,900

TOTAL INVESTMENTS - 90.1% (Cost $7,128,469)		7,129,075

OTHER ASSETS & LIABILITIES, NET - 9.9%		781,530

NET ASSETS - 100.0%		$7,910,605

Notes to Schedule of Investments

(a)	As of September 30, 2016, the Fund’s composition as a percentage of net assets was as follows:

Short-Term Investment	89.9%
Others (less than 3.0%)	0.2%

90.1%
Other Assets & Liabilities, Net	9.9%

100.0%

(b)	An investment with a value of $19,175 or 0.2% of the Fund’s net assets was valued by the Trustee Valuation Committee or determined by a valuation committee established under the Valuation Policy and then subsequently submitted for approval or ratification to either the Trustee Valuation Committee or to the Board of Trustees.

(c)	Fair Value Measurements

The following is a summary of the Fund’s investments as categorized under the three-tier hierarchy of inputs used in valuing the Fund’s assets and liabilities (See Note 3D in Notes to Financial Statements) as of September 30, 2016:

		Total Value at September 30, 2016	Level 1 Quoted Price	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Assets	Senior Loan Notes	$19,175	$—	$—	$19,175
	Short-Term Investment	7,109,900	7,109,900	—	—

	Total	$7,129,075	$7,109,900	$—	$19,175

The following is a reconciliation of investments for significant unobservable inputs (Level 3) used in valuing the Fund’s assets and liabilities (See Note 3D in Notes to Financial Statements) for the six-month period ended September 30, 2016:

	Convertible Preferred Stocks	Senior Loan Notes	Total
Value, Beginning of Period	$11,815	$2,800,565	$2,812,380
Purchases	—	—	—
Sales (Includes Paydowns)	—	(3,445,128)	(3,445,128)
Accrued Discounts (Premiums)	—	18,613	18,613
Net Realized Gains (Losses)	(1,658)	(784,636)	(786,294)
Change in Net Unrealized Appreciation (Depreciation)	(10,157)	1,429,761	1,419,604
Transfers In	—	—	—
Transfers Out	—	—	—

Value, End of Period	$—	$19,175	$19,175

Change in Net Unrealized Appreciation (Depreciation) on Level 3 Investments Held at the End of Period, if Applicable	$—	$270	$270

See Notes to Financial Statements	See explanation of symbols and terms, if any, on A-107 and A-108

PACIFIC FUNDS

PF INFLATION MANAGED FUND

Schedule of Investments

September 30, 2016 (Unaudited)

	Principal Amount	Value
CORPORATE BONDS & NOTES - 1.8%

Financial - 1.6%

International Lease Finance Corp 7.125% due 09/01/18 ~	$100,000	$109,375
The Goldman Sachs Group Inc 2.050% due 09/15/20 §	100,000	100,622

		209,997

Technology - 0.2%

Hewlett Packard Enterprise Co 2.450% due 10/05/17 ~	35,000	35,288

Total Corporate Bonds & Notes (Cost $304,876)		245,285

MORTGAGE-BACKED SECURITIES - 16.9%

Collateralized Mortgage Obligations - Commercial - 0.8%

JP Morgan Chase Commercial Mortgage Securities Trust 5.336% due 05/15/47 “	30,885	30,891
Morgan Stanley Capital I Trust 6.103% due 06/11/49 “ §	68,600	70,440

		101,331

Collateralized Mortgage Obligations - Residential - 8.3%

Banc of America Mortgage Trust 3.139% due 07/25/35 “ §	64,976	60,164
Bear Stearns Adjustable Rate Mortgage Trust
2.580% due 08/25/35 “ §	9,842	9,911
2.920% due 03/25/35 “ §	32,552	32,756
3.128% due 03/25/35 “ §	8,367	8,451
Citigroup Mortgage Loan Trust Inc
2.430% due 09/25/35 “ §	14,464	14,877
2.760% due 09/25/35 “ §	12,475	12,487
Countrywide Home Loan Mortgage Pass-Through Trust 2.912% due 01/19/34 “ §	34,425	33,177
Fannie Mae
0.875% due 07/25/37 “ §	77,019	77,351
0.905% due 07/25/37 “ §	78,868	79,301
0.965% due 05/25/36 “ §	58,835	58,604
0.970% due 02/25/37 “ §	18,668	18,654
1.205% due 02/25/41 “ §	158,245	159,673
First Horizon Mortgage Pass-Through Trust 3.090% due 06/25/35 “ §	37,835	37,186
GSR Mortgage Loan Trust 2.917% due 09/25/35 “ §	26,930	27,455
JP Morgan Mortgage Trust 2.896% due 06/25/35 “ §	63,810	63,197
Merrill Lynch Mortgage Investors Trust 2.685% due 12/25/34 “ §	88,100	88,227
Reperforming Loan REMIC Trust 0.865% due 06/25/35 “ § ~	10,717	9,559
Residential Accredit Loans Inc Trust 0.705% due 06/25/46 “ §	109,146	48,304
Structured Adjustable Rate Mortgage Loan Trust 0.775% due 02/25/35 “ §	24,630	21,315
Structured Asset Mortgage Investments II Trust 0.735% due 05/25/36 “ §	90,107	70,071
Wells Fargo Mortgage Backed Securities Trust 3.070% due 10/25/35 “ §	167,680	169,417

		1,100,137

Fannie Mae - 7.8%

3.000% due 11/01/46 “	1,000,000	1,037,363

Total Mortgage-Backed Securities (Cost $2,213,495)		2,238,831

	Principal Amount	Value
ASSET-BACKED SECURITIES - 2.0%

Bear Stearns Asset-Backed Securities Trust 2.625% due 03/25/35 “ §	$266,543	$259,650
Freddie Mac Structured Pass-Through Securities 0.805% due 09/25/31 “ §	1,312	1,296

Total Asset-Backed Securities (Cost $246,656)		260,946

U.S. TREASURY OBLIGATIONS - 124.2%

U.S. Treasury Bonds - 8.4%

1.125% due 08/31/21	700,000	699,426
2.250% due 08/15/46	10,000	9,851
2.500% due 02/15/46	260,000	269,664
3.000% due 05/15/45	110,000	125,834

		1,104,775

U.S. Treasury Inflation Protected Securities - 115.8%

0.125% due 04/15/19 ^	3,173,430	3,228,781
0.125% due 04/15/20 ^	308,283	314,480
0.125% due 07/15/22 ^	104,646	107,289
0.125% due 01/15/23 ^	1,563,855	1,591,008
0.125% due 07/15/26 ^	40,158	40,679
0.250% due 01/15/25 ^	624,846	637,587
0.375% due 07/15/23 ^ ‡	982,367	1,019,691
0.375% due 07/15/25 ^	558,124	577,508
0.625% due 07/15/21 ^	939,594	987,675
0.625% due 01/15/24 ^	206,272	216,781
0.750% due 02/15/42 ^	106,500	110,465
1.000% due 02/15/46 ^	477,346	531,112
1.250% due 07/15/20 ^	904,829	967,651
1.375% due 02/15/44 ^	609,210	727,283
1.750% due 01/15/28 ^	482,450	566,202
2.125% due 02/15/40 ^	11,134	14,894
2.125% due 02/15/41 ^	109,889	148,380
2.375% due 01/15/25 ^	370,231	442,015
2.375% due 01/15/27 ^	429,588	528,013
2.500% due 01/15/29 ^	930,306	1,184,517
3.625% due 04/15/28 ^	238,058	329,595
3.875% due 04/15/29 ^	717,287	1,036,564

		15,308,170

Total U.S. Treasury Obligations (Cost $16,059,849)		16,412,945

FOREIGN GOVERNMENT BONDS & NOTES - 16.5%

Autonomous Community of Catalonia (Spain) 4.950% due 02/11/20	EUR 100,000	119,845
Deutsche Bundesrepublik Inflation-Linked (Germany) 1.750% due 04/15/20 ^ ~	328,284	409,867
France Government OAT (France) 2.250% due 07/25/20 ^ ~	304,658	392,412
Italy Buoni Poliennali Del Tesoro (Italy)
2.350% due 09/15/24 ^ ~	100,362	132,264
3.100% due 09/15/26 ^ ~	52,955	75,396
Mexican Udibonos (Mexico) 4.500% due 12/04/25 ^	MXN 1,443,308	85,506
New Zealand Government (New Zealand) 2.000% due 09/20/25 ^ ~	NZD 200,000	158,118
United Kingdom Gilt Inflation-Linked (United Kingdom)
0.125% due 03/22/24 ^ ~	GBP 65,193	100,309
0.125% due 03/22/26 ^ ~	377,390	599,661
0.125% due 03/22/44 ^ ~	43,461	93,351
0.125% due 11/22/65 ^ ~	5,057	16,069

Total Foreign Government Bonds & Notes (Cost $2,160,927)		2,182,798

PURCHASED OPTIONS - 0.3%
(See Note (g) in Notes to Schedule of Investments) (Cost $64,316)		35,136

See Notes to Financial Statements	See explanation of symbols and terms, if any, on A-107 and A-108

PACIFIC FUNDS

PF INFLATION MANAGED FUND

Schedule of Investments (Continued)

September 30, 2016 (Unaudited)

	Shares	Value
SHORT-TERM INVESTMENTS - 6.2%

Money Market Fund - 0.9%

BlackRock Liquidity Funds T-Fund Portfolio	121,740	$121,740

	Principal Amount
U. S. Government Agency Issue - 5.3%

Federal Home Loan Bank
0.264% due 11/23/16	$700,000	699,727

Total Short-Term Investments (Cost $821,467)		821,467

TOTAL INVESTMENTS - 167.9% (Cost $21,871,586)		22,197,408

OTHER ASSETS & LIABILITIES, NET - (67.9%)		(8,979,736)

NET ASSETS - 100.0%		$13,217,672

Notes to Schedule of Investments

(a)	As of September 30, 2016, the Fund’s composition as a percentage of net assets was as follows:

U.S. Treasury Obligations	124.2%
Mortgage-Backed Securities	16.9%
Foreign Government Bonds & Notes	16.5%
Short-Term Investments	6.2%
Others (each less than 3.0%)	4.1%

	167.9%
Other Assets & Liabilities, Net	(67.9%	)

	100.0%

(b)	As of September 30, 2016, an investment with a value of $1,019,691 was fully or partially segregated with the broker(s)/custodian as collateral for a reverse repurchase agreement, open futures contracts, forward foreign currency contracts, option contracts, and swap agreements.

(c)	The average amount of borrowings by the Fund on reverse repurchase agreements outstanding for the six-month period ended September 30, 2016 was $897,218 at a weighted average interest rate of 0.830%. The average amount of borrowings by the Fund on sale-buyback financing transactions (See Note 4 in Notes to Financial Statements) outstanding during the six-month period ended September 30, 2016 was $13,362,055 at a weighted average interest rate of 0.178%.

(d)	A reverse repurchase agreement outstanding as of September 30, 2016 was as follows:

Counterparty	Collateral Pledged	Interest Rate	Trade Date	Maturity Date	Repurchase Amount	Principal Amount	Value
RBS	U.S. Treasury Inflation Protected Securities 0.375% due 07/15/23	0.850%	09/28/16	10/28/16	($985,112)	$984,438	($984,438)

(e)	Open futures contracts outstanding as of September 30, 2016 were as follows:

Long Futures Outstanding	Number of Contracts	Unrealized Appreciation (Depreciation)
U.S. Treasury 5-Year Notes (12/16)	7	$196

Short Futures Outstanding
Euro-BTP (12/16)	1	77
Euro-OAT (12/16)	2	(3,529)
Eurodollar (12/16)	2	(161)
U.S. Treasury 2-Year Notes (12/16)	7	691
U.S. Treasury 10-Year Notes (12/16)	1	(251)
U.S. Treasury 30-Year Bonds (12/16)	4	10,558

		7,385

Total Futures Contracts		$7,581

See Notes to Financial Statements	See explanation of symbols and terms, if any, on A-107 and A-108

PACIFIC FUNDS

PF INFLATION MANAGED FUND

Schedule of Investments (Continued)

September 30, 2016 (Unaudited)

(f)	Forward foreign currency contracts outstanding as of September 30, 2016 were as follows:

Currency Purchased		Currency Sold		Expiration	Counterparty	Unrealized Appreciation (Depreciation)
BRL	35,970	USD	11,000	10/16	BRC	$7
BRL	35,970	USD	11,080	10/16	GSC	7
CAD	280,000	USD	216,220	11/16	CIT	(2,776)
CNY	65,892	USD	9,827	10/16	RBS	42
CNY	877,262	USD	130,158	01/17	JPM	897
EUR	1,180,000	USD	1,322,792	10/16	GSC	3,014
EUR	23,000	USD	25,899	10/16	SCB	(57)
GBP	729,000	USD	945,127	10/16	JPM	(162)
INR	4,549,940	USD	67,168	11/16	BRC	682
JPY	3,800,000	USD	37,488	10/16	SCB	(8)
MXN	78,493	USD	4,045	10/16	GSC	1
MXN	651,000	USD	33,052	10/16	JPM	444
NZD	199,000	USD	144,443	10/16	JPM	435
USD	66,373	AUD	88,000	10/16	WBC	(971)
USD	11,080	BRL	35,970	10/16	BRC	(7)
USD	11,000	BRL	35,970	10/16	GSC	(7)
USD	216,101	CAD	280,000	10/16	CIT	2,656
USD	9,894	CNY	65,892	10/16	DUB	(15)
USD	67,000	CNY	447,996	10/16	GSC	(104)
USD	133,908	CNY	895,764	10/16	JPM	(207)
USD	64,000	CNY	443,008	01/17	DUB	(2,178)
USD	63,608	CNY	434,254	01/17	JPM	(1,093)
USD	1,342,879	EUR	1,203,000	10/16	SCB	(8,769)
USD	1,317,659	EUR	1,174,000	11/16	GSC	(3,175)
USD	939,654	GBP	717,000	10/16	JPM	10,243
USD	15,557	GBP	12,000	10/16	SCB	2
USD	923,045	GBP	712,000	11/16	JPM	(425)
USD	37,668	JPY	3,900,000	10/16	SCB	(798)
USD	4,045	MXN	78,493	10/16	BRC	(1)
USD	47,092	MXN	860,224	10/16	DUB	2,831
USD	145,499	NZD	199,000	10/16	JPM	621
USD	144,269	NZD	199,000	11/16	JPM	(436)
USD	54,923	TWD	1,753,950	11/16	GSC	(1,095)

Total Forward Foreign Currency Contracts						($402)

(g)	Purchased options outstanding as of September 30, 2016 were as follows:

Interest Rate Swaptions

Description	Pay/Receive Floating Rate	Floating Rate Index	Exercise Rate	Expiration Date	Counter- party	Notional Amount	Cost	Value
Call - 30-Year Interest Rate Swap	Pay	3-Month USD-LIBOR	2.150%	06/15/18	DUB	$100,000	$10,035	$12,540

Put - 1-Year Interest Rate Swap	Receive	3-Month USD-LIBOR	1.250%	12/27/16	CIT	2,500,000	2,178	292
Put - 1-Year Interest Rate Swap	Receive	3-Month USD-LIBOR	1.250%	12/27/16	GSC	4,700,000	4,177	548
Put - 1-Year Interest Rate Swap	Receive	3-Month USD-LIBOR	1.250%	01/09/17	JPM	2,200,000	990	336
Put - 1-Year Interest Rate Swap	Receive	3-Month USD-LIBOR	1.250%	02/06/17	MSC	2,400,000	1,200	607
Put - 1-Year Interest Rate Swap	Receive	3-Month USD-LIBOR	1.200%	02/13/17	MSC	2,500,000	1,225	923
Put - 1-Year Interest Rate Swap	Receive	3-Month USD-LIBOR	1.250%	02/21/17	MSC	2,000,000	1,063	615
Put - 30-Year Interest Rate Swap	Receive	3-Month USD-LIBOR	2.150%	06/15/18	DUB	100,000	10,035	5,865
Put - 10-Year Interest Rate Swap	Receive	3-Month USD-LIBOR	2.720%	07/16/18	MSC	200,000	2,280	1,686
Put - 10-Year Interest Rate Swap	Receive	3-Month USD-LIBOR	2.765%	07/16/18	MSC	400,000	4,640	3,146
Put - 30-Year Interest Rate Swap	Receive	3-Month USD-LIBOR	2.605%	10/17/18	MSC	100,000	9,200	3,601
Put - 30-Year Interest Rate Swap	Receive	3-Month USD-LIBOR	2.860%	10/23/18	DUB	200,000	13,640	4,977

							50,628	22,596

							$60,663	$35,136

See Notes to Financial Statements	See explanation of symbols and terms, if any, on A-107 and A-108

PACIFIC FUNDS

PF INFLATION MANAGED FUND

Schedule of Investments (Continued)

September 30, 2016 (Unaudited)

Options on Futures

Description	Exercise Price	Expiration Date	Exchange	Number of Contracts	Cost	Value
Call - 2-Year U.S. Treasury Notes (01/17)	$110.88	12/23/16	CME	14	$120	$—

Put - United Kingdom 90-Day LIBOR (12/16)	GBP 98.50	12/21/16	ICE	26	3,109	—
Put - United Kingdom 90-Day LIBOR (06/17)	98.50	06/21/17	ICE	7	424	—

					3,533	—

					$3,653	$—

Total Purchased Options					$64,316	$35,136

(h)	Transactions in written options for the six-month period ended September 30, 2016 were as follows:

	Number of Contracts	Notional Amount in AUD	Notional Amount in EUR	Notional Amount in GBP	Notional Amount in $	Premium
Outstanding, March 31, 2016	70	—	540,000	—	11,860,000	$170,933
Call Options Written	97	—	286,000	60,000	3,300,000	24,170
Put Options Written	152	60,000	350,000	100,000	5,640,000	38,991
Call Options Closed	(108)	—	—	—	(1,100,000)	(22,294)
Put Options Closed	(111)	(60,000)	(200,000)	—	(4,650,000)	(111,906)
Call Options Expired	(5)	—	(460,000)	—	(2,580,000)	(9,340)
Put Options Expired	(60)	—	(340,000)	(100,000)	(1,180,000)	(17,127)

Outstanding, September 30, 2016	35	—	176,000	60,000	11,290,000	$73,427

(i)	Premiums received and value of written options outstanding as of September 30, 2016 were as follows:

Credit Default Swaptions on Credit Indices - Sell Protection

Description	Exercise Rate	Expiration Date	Counter- Party	Notional Amount	Premium	Value
Put - iTraxx Europe 25 5Y	0.900%	11/16/16	JPM	EUR 100,000	$140	($49)

Foreign Currency Options

Description	Exercise Price	Expiration Date	Counter- party	Notional Amount	Premium	Value
Call - BRL versus USD	BRL 3.40	10/06/16	GSC	$50,000	$350	($18)
Call - GBP versus USD	$1.37	11/04/16	BRC	GBP 60,000	547	(24)
Call - EUR versus USD	1.15	11/16/16	JPM	EUR 26,000	270	(88)

					1,167	(130)

Put - MXN versus USD	MXN 19.00	10/27/16	GSC	$20,000	154	(174)
Put - MXN versus USD	18.75	11/01/16	GSC	20,000	108	(108)
Put - EUR versus USD	$1.09	11/03/16	SCB	EUR 50,000	210	(51)

					472	(333)

					$1,639	($463)

Inflation Floor/Cap Options

Description	Initial Index	Floating Rate	Expiration Date	Counter- party	Notional Amount	Premium	Value
Floor - U.S. CPI Urban Consumers NSA	0.00	Maximum of [(1+0.00%)[10] - Inflation Adjustment] or $0	03/24/20	JPM	$700,000	$7,910	($5,651)
Floor - U.S. CPI Urban Consumers NSA	0.00	Maximum of [(1+0.00%)[10] - Inflation Adjustment] or $0	04/07/20	CIT	2,000,000	17,720	(268)
Floor - U.S. CPI Urban Consumers NSA	0.00	Maximum of [(1+0.00%)[10] - Inflation Adjustment] or $0	09/29/20	CIT	300,000	3,870	(42)
Cap - U.S. CPI Urban Consumers NSA	0.00	Maximum of [(1+0.00%)[10] - Inflation Adjustment] or $0	04/22/24	JPM	1,900,000	13,823	(689)
Cap - U.S. CPI Urban Consumers NSA	0.00	Maximum of [(1+0.00%)[10] - Inflation Adjustment] or $0	05/16/24	JPM	200,000	1,390	(79)

						$44,713	($6,729)

See Notes to Financial Statements	See explanation of symbols and terms, if any, on A-107 and A-108

PACIFIC FUNDS

PF INFLATION MANAGED FUND

Schedule of Investments (Continued)

September 30, 2016 (Unaudited)

Interest Rate Swaptions

Description	Pay/Receive Floating Rate	Floating Rate Index	Exercise Rate	Expiration Date	Counter- party	Notional Amount	Premium	Value
Call - 10-Year Interest Rate Swap	Receive	3-Month USD-LIBOR	1.250%	10/07/16	GSC	$100,000	$200	($2)

Put - 10-Year Interest Rate Swap	Pay	3-Month USD-LIBOR	1.550%	10/07/16	GSC	100,000	305	(80)
Put - 1-Year Interest Rate Swap	Pay	3-Month USD-LIBOR	1.500%	02/06/17	DUB	2,400,000	451	(122)
Put - 1-Year Interest Rate Swap	Pay	3-Month USD-LIBOR	1.500%	02/21/17	DUB	2,000,000	573	(142)
Put - 5-Year Interest Rate Swap	Pay	3-Month USD-LIBOR	2.250%	10/17/18	MSC	500,000	9,920	(3,552)
Put - 5-Year Interest Rate Swap	Pay	3-Month USD-LIBOR	2.500%	10/23/18	DUB	1,000,000	14,080	(5,068)

							25,329	(8,964)

							$25,529	($8,966)

Options on Futures

Description	Exercise Price	Expiration Date	Exchange	Number of Contracts	Premium	Value
Call - U.S. 10-Year Treasury Notes (11/16)	$131.50	10/21/16	CME	1	$327	($359)

Put - U.S. 10-Year Treasury Notes (11/16)	129.00	10/21/16	CME	1	358	(47)
Put - United Kingdom 90-Day LIBOR (12/16)	GBP 98.00	12/21/16	ICE	26	602	—
Put - United Kingdom 90-Day LIBOR (06/17)	98.00	06/21/17	ICE	7	119	—

					1,079	(47)

					$1,406	($406)

Total Written Options					$73,427	($16,613)

(j)	Swap agreements outstanding as of September 30, 2016 were as follows:

Credit Default Swaps on Sovereign Issues - Sell Protection (1)

Referenced Obligation	Fixed Deal Receive Rate	Expiration Date	Counter- party	Implied Credit Spread at 09/30/16 (2)	Notional Amount (3)	Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)
Colombia Government	1.000%	06/20/21	DUB	1.511%	$100,000	($2,272)	($2,427)	$155

Credit Default Swaps on Credit Indices - Sell Protection (1)

Referenced Obligation	Fixed Deal Receive Rate	Expiration Date	Counter- party	Notional Amount (3)	Value (4)	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)
CMBX NA AAA 7	0.500%	01/17/47	DUB	$60,000	($967)	($1,864)	$897
CMBX NA AAA 7	0.500%	01/17/47	MSC	40,000	(645)	(1,242)	597

					(1,612)	(3,106)	1,494

			Exchange
CDX HY 27 5Y	5.000%	12/20/21	ICE	210,000	(9,224)	(7,880)	(1,344)

					($10,836)	($10,986)	$150

					($13,108)	($13,413)	$305

(1)	If the Fund is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying investments comprising the referenced index or (ii) pay a net settlement amount in the form of cash or investments equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying investments comprising the referenced index.
(2)	An implied credit spread is the spread in yield between a U.S. Treasury security and the referenced obligation or underlying investment that are identical in all respects except for the quality rating. Implied credit spreads, represented in absolute terms, utilized in determining the value of credit default swap agreements on sovereign issues as of period end serve as an indicator of the current status of the payment/performance risk and represent the likelihood of risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. Wider credit spreads, in comparison to narrower credit spreads, represent a deterioration of the referenced entity's credit soundness and a greater likelihood of risk of default or other credit event occurring as defined under the terms of the agreement. A credit spread identified as "Defaulted" indicates a credit event has occurred for the referenced entity or obligation.
(3)	The maximum potential amount the Fund could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.

See Notes to Financial Statements	See explanation of symbols and terms, if any, on A-107 and A-108

PACIFIC FUNDS

PF INFLATION MANAGED FUND

Schedule of Investments (Continued)

September 30, 2016 (Unaudited)

(4)	The quoted market prices and resulting values for credit default swap agreements on credit indices serve as an indicator of the current status of the payment/performance risk and represent the likelihood of an expected liability (or profit) for the credit derivative had the notional amount of the swap agreement been closed/sold as of period end. Increasing values, in absolute terms when compared to the notional amount of the swap, represent a deterioration of the referenced entity's credit soundness and a greater likelihood of risk of default or other credit event occurring as defined under the terms of the agreement.

Interest Rate Swaps - Pay Floating Rate

Floating Rate Index	Counterparty	Fixed Rate	Expiration Date	Notional Amount	Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)
Eurostat Eurozone HICP Ex Tobacco	JPM	0.580%	10/15/17	EUR 100,000	($357)	$—	($357)
Eurostat Eurozone HICP Ex Tobacco	DUB	0.605%	09/15/18	100,000	(298)	—	(298)
Eurostat Eurozone HICP Ex Tobacco	CIT	0.806%	04/15/21	200,000	1,261	—	1,261

					606	—	606

	Exchange
3-Month USD-LIBOR	CME	1.250%	06/15/18	$200,000	865	934	(69)

					$1,471	$934	$537

Interest Rate Swaps - Receive Floating Rate

Floating Rate Index	Counterparty	Fixed Rate	Expiration Date	Notional Amount	Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)
U.S. CPI Urban Consumers NSA	JPM	1.340%	01/01/17	$100,000	($131)	$—	($131)
U.S. CPI Urban Consumers NSA	JPM	1.413%	01/15/17	100,000	(137)	—	(137)
U.S. CPI Urban Consumers NSA	JPM	2.004%	04/15/17	300,000	(456)	—	(456)
U.S. CPI Urban Consumers NSA	MSC	2.058%	05/12/25	700,000	22,367	—	22,367
France CPI Excluding Tobacco	CIT	1.675%	06/15/25	EUR 400,000	34,049	—	34,049
U.S. CPI Urban Consumers NSA	MSC	1.788%	07/18/26	$100,000	(929)	—	(929)
France CPI Excluding Tobacco	RBS	1.140%	08/15/26	EUR 100,000	(504)	—	(504)
U.S. CPI Urban Consumers NSA	JPM	1.780%	09/15/26	$100,000	(896)	(104)	(792)
U.S. CPI Urban Consumers NSA	MSC	1.805%	09/20/26	10,000	(67)	—	(67)
GBP Retail Price	CIT	3.190%	04/15/30	GBP 300,000	3,904	—	3,904
GBP Retail Price	CIT	3.430%	06/15/30	200,000	13,615	138	13,477
GBP Retail Price	DUB	3.100%	06/15/31	100,000	(6,633)	—	(6,633)

					64,182	34	64,148

	Exchange
3-Month USD-LIBOR	CME	1.500%	12/21/21	$700,000	(9,376)	(11,100)	1,724
3-Month USD-LIBOR	CME	2.500%	02/22/26	700,000	(24,734)	—	(24,734)
3-Month USD-LIBOR	CME	2.400%	03/16/26	550,000	(16,680)	—	(16,680)
3-Month USD-LIBOR	CME	2.300%	04/21/26	300,000	(7,546)	—	(7,546)
3-Month USD-LIBOR	CME	1.850%	07/27/26	50,000	(147)	—	(147)
3-Month USD-LIBOR	CME	2.000%	07/27/26	300,000	(2,969)	—	(2,969)
U.S. CPI Urban Consumers NSA	LCH	1.800%	09/12/26	100,000	(560)	—	(560)
3-Month USD-LIBOR	LCH	1.750%	12/21/26	1,070,000	(26,662)	(6,828)	(19,834)
6-Month GBP-LIBOR	CME	0.750%	03/15/27	GBP 820,000	5,068	18,281	(13,213)
6-Month GBP-LIBOR	CME	2.000%	09/16/45	20,000	(5,869)	2,271	(8,140)
3-Month USD-LIBOR	CME	2.250%	12/21/46	$180,000	(19,845)	(19,845)	—

					(109,320)	(17,221)	(92,099)

					($45,138)	($17,187)	($27,951)

					($43,667)	($16,253)	($27,414)

Total Swap Agreements					($56,775)	($29,666)	($27,109)

See Notes to Financial Statements	See explanation of symbols and terms, if any, on A-107 and A-108

PACIFIC FUNDS

PF INFLATION MANAGED FUND

Schedule of Investments (Continued)

September 30, 2016 (Unaudited)

(k)	Fair Value Measurements

The following is a summary of the Fund’s investments as categorized under the three-tier hierarchy of inputs used in valuing the Fund’s assets and liabilities (See Note 3D in Notes to Financial Statements) as of September 30, 2016:

		Total Value at September 30, 2016	Level 1 Quoted Price	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Assets	Corporate Bonds & Notes	$245,285	$—	$245,285	$—
	Mortgage-Backed Securities	2,238,831	—	2,238,831	—
	Asset-Backed Securities	260,946	—	260,946	—
	U.S. Treasury Obligations	16,412,945	—	16,412,945	—
	Foreign Government Bonds & Notes	2,182,798	—	2,182,798	—
	Short-Term Investments	821,467	121,740	699,727	—
	Derivatives:
	Foreign Currency Contracts
	Forward Foreign Currency Contracts	21,882	—	21,882	—
	Interest Rate Contracts
	Futures	11,522	11,522	—	—
	Purchased Options	35,136	—	35,136	—
	Swaps	81,129	—	81,129	—

	Total Interest Rate Contracts	127,787	11,522	116,265	—

	Total Assets - Derivatives	149,669	11,522	138,147	—

	Total Assets	22,311,941	133,262	22,178,679	—

Liabilities	Derivatives:
	Credit Contracts
	Written Options	(49)	—	(49)	—
	Swaps	(13,108)	—	(13,108)	—

	Total Credit Contracts	(13,157)	—	(13,157)	—

	Foreign Currency Contracts
	Forward Foreign Currency Contracts	(22,284)	—	(22,284)	—
	Written Options	(463)	—	(463)	—

	Total Foreign Currency Contracts	(22,747)	—	(22,747)	—

	Interest Rate Contracts
	Futures	(3,941)	(3,941)	—	—
	Written Options	(16,101)	(406)	(15,695)	—
	Swaps	(124,796)	—	(124,796)	—

	Total Interest Rate Contracts	(144,838)	(4,347)	(140,491)	—

	Total Liabilities - Derivatives	(180,742)	(4,347)	(176,395)	—

	Total Liabilities	(180,742)	(4,347)	(176,395)	—

	Total	$22,131,199	$128,915	$22,002,284	$—

Certain of the Fund’s liabilities are held at carrying amount, which approximates fair value for financial statement purposes. As of September 30, 2016, such liabilities are categorized within the three-tier hierarchy of inputs as follows:

		Total Value at September 30, 2016	Level 1 Quoted Price	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Liabilities	Reverse Repurchase Agreement	($984,438)	$—	($984,438)	$—
	Sale-buyback Financing Transactions	(7,453,195)	—	(7,453,195)	—

	Total	($8,437,633)	$—	($8,437,633)	$—

See Notes to Financial Statements	See explanation of symbols and terms, if any, on A-107 and A-108

PACIFIC FUNDS

PF MANAGED BOND FUND

Schedule of Investments

September 30, 2016 (Unaudited)

	Principal Amount	Value
CORPORATE BONDS & NOTES - 28.7%

Basic Materials - 0.9%

ArcelorMittal (Luxembourg) 8.000% due 10/15/39	$180,000	$195,300
Barrick Gold Corp (Canada)
4.100% due 05/01/23	394,000	426,829
6.950% due 04/01/19	104,000	116,172
Barrick North America Finance LLC (Canada) 5.700% due 05/30/41	100,000	115,241
BHP Billiton Finance USA Ltd (Australia)
2.875% due 02/24/22	30,000	31,522
3.250% due 11/21/21	520,000	556,839
5.000% due 09/30/43	230,000	273,203
6.750% due 10/19/75 § ~	470,000	533,450
Celulosa Arauco y Constitucion SA (Chile) 4.500% due 08/01/24	260,000	273,740
FMG Resources Property Ltd (Australia) 9.750% due 03/01/22 ~	130,000	151,450
Freeport-McMoRan Inc 3.550% due 03/01/22	190,000	173,850
Glencore Finance Canada Ltd (Switzerland) 2.700% due 10/25/17 ~	700,000	701,231
Glencore Funding LLC (Switzerland) 2.875% due 04/16/20 ~	590,000	585,767
GTL Trade Finance Inc (Brazil) 7.250% due 10/20/17 ~	600,000	630,000
OCP SA (Malaysia) 4.500% due 10/22/25 ~	200,000	203,367
Potash Corp of Saskatchewan Inc (Canada) 4.875% due 03/30/20	100,000	109,671
Rio Tinto Finance USA Ltd (United Kingdom) 3.750% due 09/20/21	340,000	368,124
Southern Copper Corp (Peru) 6.750% due 04/16/40	840,000	922,811
Teck Resources Ltd (Canada) 8.500% due 06/01/24 ~	300,000	344,250
Vale Overseas Ltd (Brazil) 6.875% due 11/21/36	820,000	803,600
Westlake Chemical Corp
4.625% due 02/15/21 ~	270,000	282,825
4.875% due 05/15/23 ~	70,000	73,460

		7,872,702

Communications - 2.9%

21st Century Fox America Inc 6.200% due 12/15/34	100,000	127,082
Altice Financing SA (Luxembourg)
5.250% due 02/15/23 ~	EUR 300,000	350,807
6.625% due 02/15/23 ~	$200,000	206,000
Altice SA (Luxembourg) 6.250% due 02/15/25 ~	EUR 800,000	904,818
Amazon.com Inc 4.950% due 12/05/44	$280,000	343,459
America Movil Sab de CV (Mexico) 5.000% due 03/30/20	400,000	440,311
AT&T Inc
3.000% due 02/15/22	80,000	82,712
3.400% due 05/15/25	1,270,000	1,307,915
4.350% due 06/15/45	840,000	831,169
5.500% due 02/01/18	350,000	368,872
Bharti Airtel Ltd (India) 4.375% due 06/10/25 ~	830,000	861,598
British Telecommunications PLC (United Kingdom) 9.375% due 12/15/30	60,000	97,425
CenturyLink Inc
5.625% due 04/01/25	30,000	28,838
6.150% due 09/15/19	150,000	162,750

	Principal Amount	Value
Charter Communications Operating LLC
3.579% due 07/23/20 ~	$2,000,000	$2,092,336
4.464% due 07/23/22 ~	1,600,000	1,729,909
6.384% due 10/23/35 ~	150,000	177,488
6.484% due 10/23/45 ~	130,000	158,123
Comcast Cable Communications Holdings Inc 9.455% due 11/15/22	290,000	408,229
Comcast Corp
3.375% due 08/15/25	560,000	602,825
5.150% due 03/01/20	550,000	617,020
5.650% due 06/15/35	20,000	25,871
6.400% due 03/01/40	210,000	295,672
6.950% due 08/15/37	180,000	263,443
DISH DBS Corp
5.875% due 11/15/24	400,000	396,500
6.750% due 06/01/21	210,000	226,800
NBCUniversal Media LLC 4.375% due 04/01/21	300,000	334,036
Netflix Inc 5.875% due 02/15/25	40,000	43,500
SFR Group SA (France)
6.250% due 05/15/24 ~	450,000	448,741
7.375% due 05/01/26 ~	700,000	716,408
Sprint Capital Corp 8.750% due 03/15/32	330,000	339,488
Sprint Communications Inc
9.000% due 11/15/18 ~	280,000	309,750
11.500% due 11/15/21	130,000	150,150
Sprint Corp 7.625% due 02/15/25	240,000	238,800
Telefonica Emisiones SAU (Spain) 5.134% due 04/27/20	280,000	308,926
Time Warner Cable Inc
4.125% due 02/15/21	1,120,000	1,190,024
5.500% due 09/01/41	10,000	10,733
5.875% due 11/15/40	530,000	591,726
6.550% due 05/01/37	190,000	226,369
7.300% due 07/01/38	90,000	115,729
8.250% due 04/01/19	60,000	69,123
Time Warner Entertainment Co LP 8.375% due 07/15/33	100,000	136,732
Time Warner Inc
4.750% due 03/29/21	100,000	112,109
7.700% due 05/01/32	820,000	1,170,757
Univision Communications Inc 5.125% due 02/15/25 ~	210,000	212,100
Verizon Communications Inc
4.150% due 03/15/24	680,000	752,132
4.862% due 08/21/46	150,000	169,134
5.150% due 09/15/23	1,800,000	2,098,075
6.400% due 09/15/33	590,000	767,898
6.550% due 09/15/43	610,000	829,644
Viacom Inc
3.875% due 04/01/24	130,000	134,391
4.250% due 09/01/23	40,000	42,674
Virgin Media Finance (United Kingdom) 6.375% due 04/15/23 ~	430,000	453,650
Virgin Media Secured Finance PLC (United Kingdom) 5.500% due 08/15/26 ~	280,000	286,300
West Corp
4.750% due 07/15/21 ~	50,000	51,625
5.375% due 07/15/22 ~	240,000	236,100
Windstream Services LLC 7.500% due 04/01/23	500,000	480,000

		26,134,796

Consumer, Cyclical - 1.8%

American Airlines Pass-Through Trust ‘B’ 5.600% due 01/15/22 ~	252,348	264,335
American Axle & Manufacturing Inc 6.625% due 10/15/22	290,000	307,763

See Notes to Financial Statements	See explanation of symbols and terms, if any, on A-107 and A-108

PACIFIC FUNDS

PF MANAGED BOND FUND

Schedule of Investments (Continued)

September 30, 2016 (Unaudited)

	Principal Amount	Value
CVS Health Corp
2.750% due 12/01/22	$890,000	$917,869
3.875% due 07/20/25	337,000	367,745
5.125% due 07/20/45	570,000	697,775
Daimler Finance North America LLC (Germany) 2.000% due 08/03/18 ~	500,000	504,257
Delta Air Lines Pass-Through Trust ‘A’ 6.821% due 02/10/24	305,893	355,218
Dollar Tree Inc 5.750% due 03/01/23	170,000	183,813
Fiat Chrysler Automobiles NV (United Kingdom) 4.500% due 04/15/20	200,000	206,576
Ford Motor Co 4.750% due 01/15/43	280,000	292,986
Ford Motor Credit Co LLC
1.675% due 03/12/19 §	200,000	200,319
2.375% due 01/16/18	400,000	403,364
3.200% due 01/15/21	1,240,000	1,274,363
3.664% due 09/08/24	290,000	299,543
5.875% due 08/02/21	400,000	456,622
8.125% due 01/15/20	600,000	709,155
General Motors Co 6.250% due 10/02/43	100,000	118,348
General Motors Financial Co Inc
3.150% due 01/15/20	400,000	407,914
3.200% due 07/13/20	600,000	614,937
3.500% due 07/10/19	700,000	721,563
4.250% due 05/15/23	30,000	31,248
4.375% due 09/25/21	380,000	406,343
GLP Capital LP 5.375% due 04/15/26	30,000	32,325
L Brands Inc 8.500% due 06/15/19	500,000	586,250
McDonald’s Corp 3.700% due 01/30/26	310,000	334,359
MGM Resorts International 6.625% due 12/15/21	450,000	508,500
Motors Liquidation Co 8.375% due 07/05/33 * Ω +	EUR 200,000	—
NCL Corp Ltd 4.625% due 11/15/20 ~	$140,000	140,700
New Red Finance Inc (Canada) 6.000% due 04/01/22 ~	420,000	441,000
Newell Brands Inc
3.150% due 04/01/21	130,000	135,591
3.850% due 04/01/23	270,000	287,897
4.200% due 04/01/26	190,000	207,294
Schaeffler Holding Finance BV (Germany) 5.750% PIK due 11/15/21	EUR 120,000	147,353
Scientific Games International Inc 7.000% due 01/01/22 ~	$320,000	340,000
Taylor Morrison Communities Inc
5.250% due 04/15/21 ~	300,000	311,625
5.625% due 03/01/24 ~	440,000	455,400
The Goodyear Tire & Rubber Co 5.000% due 05/31/26	350,000	360,063
UAL Pass-Through Trust 9.750% due 07/15/18	23,386	23,959
Wal-Mart Stores Inc
5.250% due 09/01/35	100,000	133,312
6.200% due 04/15/38	30,000	43,255
Walgreens Boots Alliance Inc 3.450% due 06/01/26	370,000	385,115
WestJet Airlines Ltd (Canada) 3.500% due 06/16/21 ~	1,200,000	1,231,134
Wynn Las Vegas LLC 5.500% due 03/01/25 ~	400,000	404,500
ZF North America Capital Inc (Germany) 4.750% due 04/29/25 ~	430,000	453,113

		16,704,801

	Principal Amount	Value
Consumer, Non-cyclical - 2.9%

AbbVie Inc
1.750% due 11/06/17	$100,000	$100,313
2.850% due 05/14/23	2,700,000	2,745,930
3.600% due 05/14/25	430,000	450,527
Actavis Funding SCS
3.450% due 03/15/22	180,000	189,214
3.800% due 03/15/25	420,000	445,537
4.550% due 03/15/35	10,000	10,675
4.750% due 03/15/45	70,000	77,036
Aetna Inc
2.400% due 06/15/21	250,000	253,375
2.800% due 06/15/23	100,000	102,299
3.200% due 06/15/26	420,000	427,720
Altria Group Inc
2.850% due 08/09/22	590,000	616,927
5.375% due 01/31/44	870,000	1,105,964
9.250% due 08/06/19	320,000	388,965
Amgen Inc
3.625% due 05/22/24	80,000	85,904
4.663% due 06/15/51 ~	11,000	11,848
5.375% due 05/15/43	30,000	35,693
Anheuser-Busch InBev Finance Inc (Belgium)
2.650% due 02/01/21	370,000	382,209
3.300% due 02/01/23	590,000	622,779
3.650% due 02/01/26	1,830,000	1,963,517
4.900% due 02/01/46	1,420,000	1,710,151
Anheuser-Busch InBev Worldwide Inc (Belgium)
2.500% due 07/15/22	640,000	653,574
5.375% due 01/15/20	220,000	245,959
Anthem Inc
3.125% due 05/15/22	150,000	156,145
3.700% due 08/15/21	80,000	85,806
Baxalta Inc 2.875% due 06/23/20	500,000	512,671
Becton Dickinson Co
3.734% due 12/15/24	280,000	304,352
4.685% due 12/15/44	90,000	103,321
Celgene Corp
3.550% due 08/15/22	90,000	95,759
3.875% due 08/15/25	400,000	429,134
5.000% due 08/15/45	280,000	317,288
5.250% due 08/15/43	60,000	68,263
Centene Corp
4.750% due 05/15/22	60,000	62,250
5.625% due 02/15/21	80,000	85,200
6.125% due 02/15/24	50,000	54,375
Constellation Brands Inc
4.250% due 05/01/23	90,000	95,738
4.750% due 11/15/24	240,000	261,000
6.000% due 05/01/22	80,000	92,300
DaVita Inc 5.000% due 05/01/25	440,000	442,750
Diageo Investment Corp (United Kingdom) 2.875% due 05/11/22	620,000	651,141
DJO Finance LLC 8.125% due 06/15/21 ~	250,000	233,125
Ecolab Inc 4.350% due 12/08/21	130,000	146,134
Gilead Sciences Inc
3.650% due 03/01/26	340,000	366,602
3.700% due 04/01/24	540,000	582,168
4.750% due 03/01/46	250,000	279,787
GlaxoSmithKline Capital PLC (United Kingdom) 2.850% due 05/08/22	180,000	189,578
HCA Inc
5.250% due 06/15/26	20,000	21,300
5.375% due 02/01/25	30,000	31,013
5.875% due 05/01/23	170,000	181,475
6.500% due 02/15/20	210,000	233,100
7.500% due 02/15/22	80,000	92,000

See Notes to Financial Statements	See explanation of symbols and terms, if any, on A-107 and A-108

PACIFIC FUNDS

PF MANAGED BOND FUND

Schedule of Investments (Continued)

September 30, 2016 (Unaudited)

	Principal Amount	Value
Humana Inc
3.150% due 12/01/22	$110,000	$114,365
4.625% due 12/01/42	110,000	116,504
Kraft Heinz Foods Co
3.500% due 06/06/22	400,000	425,586
3.950% due 07/15/25	130,000	140,988
4.875% due 02/15/25 ~	172,000	189,873
5.000% due 07/15/35	220,000	255,341
5.200% due 07/15/45	80,000	95,219
Medtronic Inc 3.500% due 03/15/25	770,000	830,574
Merck & Co Inc 2.750% due 02/10/25	250,000	259,493
Mondelez International Inc 4.000% due 02/01/24	460,000	504,359
MPH Acquisition Holdings LLC 7.125% due 06/01/24 ~	310,000	334,025
Pernod Ricard SA (France)
4.450% due 01/15/22 ~	310,000	342,360
5.500% due 01/15/42 ~	150,000	183,914
Philip Morris International Inc
2.500% due 08/22/22	500,000	514,021
4.500% due 03/20/42	80,000	90,706
Reynolds American Inc
3.250% due 06/12/20	81,000	85,297
5.850% due 08/15/45	1,190,000	1,550,664
6.150% due 09/15/43	30,000	39,787
8.125% due 06/23/19	120,000	140,639
Spectrum Brands Inc 5.750% due 07/15/25 ~	310,000	336,350
Tenet Healthcare Corp
6.750% due 06/15/23	10,000	9,325
8.125% due 04/01/22	110,000	110,550
Tyson Foods Inc 5.150% due 08/15/44	90,000	106,674
United Rentals North America Inc
5.500% due 07/15/25	120,000	123,450
5.875% due 09/15/26	90,000	93,150
UnitedHealth Group Inc
3.750% due 07/15/25	80,000	88,004
3.875% due 10/15/20	230,000	249,438
Valeant Pharmaceuticals International Inc 5.375% due 03/15/20 ~	360,000	334,800
Wm Wrigley Jr Co 3.375% due 10/21/20 ~	170,000	180,127

		26,645,474

Energy - 3.5%

Anadarko Petroleum Corp
4.500% due 07/15/44	200,000	184,632
4.850% due 03/15/21	80,000	86,269
5.550% due 03/15/26	100,000	113,814
6.450% due 09/15/36	630,000	739,565
8.700% due 03/15/19	420,000	478,443
Apache Corp
3.250% due 04/15/22	30,000	30,824
4.250% due 01/15/44	330,000	322,635
5.100% due 09/01/40	190,000	198,180
Baker Hughes Inc
3.200% due 08/15/21	110,000	114,843
5.125% due 09/15/40	30,000	33,758
BP Capital Markets PLC (United Kingdom)
3.119% due 05/04/26	260,000	267,368
3.245% due 05/06/22	30,000	31,672
3.506% due 03/17/25	350,000	371,611
Cenovus Energy Inc 5.700% due 10/15/19	600,000	644,454
Chesapeake Energy Corp
5.750% due 03/15/23	50,000	42,750
6.125% due 02/15/21	230,000	210,450

	Principal Amount	Value
Chevron Corp 2.954% due 05/16/26	$570,000	$590,075
CNOOC Finance USA LLC (China) 3.500% due 05/05/25	1,160,000	1,195,408
Concho Resources Inc 5.500% due 04/01/23	120,000	124,350
ConocoPhillips 6.500% due 02/01/39	100,000	129,902
Devon Energy Corp
3.250% due 05/15/22	310,000	308,201
5.850% due 12/15/25	1,845,000	2,094,106
7.950% due 04/15/32	270,000	332,656
Ecopetrol SA (Colombia)
5.375% due 06/26/26	400,000	417,380
5.875% due 05/28/45	650,000	601,250
Energy Transfer Partners LP 4.650% due 06/01/21	300,000	319,840
Ensco PLC 4.700% due 03/15/21	100,000	89,950
Enterprise Products Operating LLC 3.750% due 02/15/25	600,000	623,230
EOG Resources Inc 4.150% due 01/15/26	160,000	175,189
Exxon Mobil Corp
3.043% due 03/01/26	380,000	398,337
4.114% due 03/01/46	270,000	301,350
Freeport-McMoran Oil & Gas LLC 6.875% due 02/15/23	310,000	320,075
Genesis Energy LP 5.625% due 06/15/24	400,000	394,000
Halliburton Co 3.800% due 11/15/25	390,000	404,199
Kinder Morgan Energy Partners LP
3.950% due 09/01/22	150,000	157,455
6.375% due 03/01/41	1,000,000	1,086,204
6.850% due 02/15/20	210,000	238,511
Kinder Morgan Inc
5.000% due 02/15/21 ~	400,000	432,835
5.625% due 11/15/23 ~	1,200,000	1,327,574
7.000% due 06/15/17	700,000	724,515
MPLX LP
4.875% due 12/01/24	230,000	238,405
5.500% due 02/15/23	250,000	258,502
Noble Energy Inc
5.250% due 11/15/43	180,000	183,979
8.250% due 03/01/19	435,000	497,906
Oasis Petroleum Inc
6.500% due 11/01/21	30,000	28,800
6.875% due 03/15/22	10,000	9,625
Occidental Petroleum Corp
3.400% due 04/15/26	290,000	307,355
4.625% due 06/15/45	240,000	272,638
Petrobras Global Finance BV (Brazil)
5.375% due 01/27/21	1,840,000	1,826,200
6.250% due 03/17/24	1,080,000	1,058,400
8.375% due 05/23/21	700,000	768,740
Petroleos Mexicanos (Mexico)
6.375% due 01/23/45	1,000,000	960,000
6.625% due 06/15/35	200,000	204,570
6.875% due 08/04/26 ~	370,000	418,082
8.000% due 05/03/19	180,000	203,220
Pride International Inc
6.875% due 08/15/20	30,000	29,663
8.500% due 06/15/19	70,000	76,213
QEP Resources Inc 6.875% due 03/01/21	150,000	157,500
Range Resources Corp 5.000% due 03/15/23 ~	310,000	304,575
Regency Energy Partners LP
5.000% due 10/01/22	500,000	528,425
5.500% due 04/15/23	700,000	723,461
5.875% due 03/01/22	230,000	253,826

See Notes to Financial Statements	See explanation of symbols and terms, if any, on A-107 and A-108

PACIFIC FUNDS

PF MANAGED BOND FUND

Schedule of Investments (Continued)

September 30, 2016 (Unaudited)

	Principal Amount	Value
Sabine Pass Liquefaction LLC 5.875% due 06/30/26 ~	$900,000	$981,563
Sanchez Energy Corp 7.750% due 06/15/21	20,000	17,700
Schlumberger Holdings Corp
3.000% due 12/21/20 ~	190,000	198,247
4.000% due 12/21/25 ~	240,000	261,565
Shell International Finance BV (Netherlands)
2.875% due 05/10/26	350,000	357,059
4.000% due 05/10/46	50,000	51,422
4.125% due 05/11/35	130,000	140,446
4.375% due 03/25/20	420,000	459,047
4.375% due 05/11/45	330,000	357,316
Sinopec Group Overseas Development Ltd (China) 4.375% due 04/10/24 ~	930,000	1,030,680
SM Energy Co 5.000% due 01/15/24	30,000	28,350
Statoil ASA (Norway) 3.125% due 08/17/17	50,000	50,809
The Williams Cos Inc
5.750% due 06/24/44	40,000	41,400
7.500% due 01/15/31	450,000	515,250
Transcontinental Gas Pipe Co LLC 7.850% due 02/01/26 ~	1,020,000	1,320,060
Western Gas Partners LP 5.450% due 04/01/44	200,000	204,244
Whiting Petroleum Corp
5.750% due 03/15/21	10,000	9,400
6.250% due 04/01/23	260,000	239,200
WPX Energy Inc 6.000% due 01/15/22	30,000	29,775

		32,261,478

Financial - 13.8%

ABN AMRO Bank NV (Netherlands) 4.750% due 07/28/25 ~	200,000	210,823
AerCap Ireland Capital Ltd (Netherlands)
3.750% due 05/15/19	1,550,000	1,586,813
4.625% due 07/01/22	160,000	168,600
Ally Financial Inc
2.750% due 01/30/17	1,000,000	1,002,674
3.600% due 05/21/18	800,000	814,000
8.000% due 11/01/31	460,000	569,250
alstria office REIT-AG (Germany) 2.125% due 04/12/23	EUR 500,000	605,641
American International Group Inc 3.750% due 07/10/25	$1,290,000	1,356,248
American Tower Corp REIT 5.900% due 11/01/21	500,000	583,913
AvalonBay Communities Inc REIT 3.450% due 06/01/25	300,000	313,251
Bank of America Corp
2.600% due 01/15/19	760,000	775,819
3.300% due 01/11/23	360,000	373,758
3.500% due 04/19/26	770,000	802,329
3.875% due 08/01/25	290,000	310,574
4.000% due 04/01/24	1,850,000	1,997,832
4.100% due 07/24/23	500,000	542,330
4.125% due 01/22/24	1,000,000	1,086,749
4.200% due 08/26/24	390,000	413,096
4.250% due 10/22/26	2,970,000	3,149,465
4.875% due 04/01/44	1,250,000	1,458,064
5.000% due 05/13/21	1,120,000	1,252,337
5.650% due 05/01/18	900,000	955,022
5.700% due 05/02/17	330,000	337,780
5.750% due 12/01/17	50,000	52,401
6.250% § ±	440,000	458,744
6.400% due 08/28/17	500,000	521,850
Barclays Bank PLC (United Kingdom) 7.625% due 11/21/22	800,000	890,300

	Principal Amount	Value
Barclays PLC (United Kingdom)
6.500% § ±	EUR 1,100,000	$1,157,070
7.875% § ±	GBP 600,000	761,017
BBVA Bancomer SA (Mexico) 6.500% due 03/10/21 ~	$1,000,000	1,096,250
BNP Paribas SA (France) 2.375% due 09/14/17	350,000	352,758
BPCE SA (France) 5.700% due 10/22/23 ~	1,000,000	1,090,893
Chubb INA Holdings Inc
2.300% due 11/03/20	120,000	123,198
3.350% due 05/03/26	150,000	160,908
CIT Group Inc 5.000% due 08/01/23	400,000	424,500
Citigroup Inc
1.763% due 06/07/19 §	300,000	301,758
2.255% due 09/01/23 §	900,000	905,056
2.700% due 03/30/21	800,000	818,729
4.400% due 06/10/25	400,000	424,521
4.450% due 09/29/27	2,260,000	2,371,780
4.650% due 07/30/45	740,000	838,212
5.300% due 05/06/44	260,000	294,030
5.500% due 09/13/25	520,000	594,425
5.950% § ±	300,000	311,154
5.950% § ±	1,350,000	1,378,823
6.675% due 09/13/43	70,000	92,641
8.125% due 07/15/39	10,000	15,803
Commonwealth Bank of Australia (Australia) 5.000% due 10/15/19 ~	160,000	175,299
Cooperatieve Centrale Raiffeisen-Boerenleenbank BA (Netherlands)
3.750% due 07/21/26	1,000,000	1,004,314
4.375% due 08/04/25	580,000	613,533
4.625% due 12/01/23	290,000	313,801
6.875% due 03/19/20	EUR 300,000	398,895
11.000% § ± ~	$380,000	461,700
Credit Agricole SA (France)
4.375% due 03/17/25 ~	250,000	256,077
7.875% § ± ~	600,000	602,628
8.125% due 09/19/33 § ~	400,000	433,000
8.375% § ± ~	300,000	339,996
Credit Suisse Group Funding Guernsey Ltd (Switzerland)
3.750% due 03/26/25	500,000	497,944
3.800% due 09/15/22	800,000	818,420
3.800% due 06/09/23 ~	1,500,000	1,522,629
4.875% due 05/15/45	640,000	680,320
Deutsche Bank AG (Germany) 2.717% due 05/10/19 §	800,000	781,292
ERP Operating LP REIT 3.375% due 06/01/25	200,000	209,260
GE Capital International Funding Co
2.342% due 11/15/20	383,000	393,631
3.373% due 11/15/25	485,000	525,721
Host Hotels & Resorts LP REIT 4.000% due 06/15/25	200,000	204,255
HSBC Finance Corp 6.676% due 01/15/21	230,000	264,561
HSBC Holdings PLC (United Kingdom)
3.400% due 03/08/21	740,000	765,875
3.900% due 05/25/26	1,530,000	1,591,931
4.250% due 03/14/24	440,000	454,803
4.250% due 08/18/25	620,000	638,043
4.300% due 03/08/26	600,000	644,135
5.250% § ± ~	EUR 500,000	550,964
6.375% § ±	$500,000	493,125
ICICI Bank Ltd (India) 4.750% due 11/25/16 ~	1,700,000	1,707,652
ING Bank NV (Netherlands) 5.800% due 09/25/23 ~	440,000	492,761

See Notes to Financial Statements	See explanation of symbols and terms, if any, on A-107 and A-108

PACIFIC FUNDS

PF MANAGED BOND FUND

Schedule of Investments (Continued)

September 30, 2016 (Unaudited)

	Principal Amount	Value
International Lease Finance Corp
5.875% due 08/15/22	$400,000	$444,500
6.250% due 05/15/19	500,000	543,125
Intesa Sanpaolo SPA (Italy) 5.017% due 06/26/24 ~	880,000	804,700
Iron Mountain Inc REIT 4.375% due 06/01/21 ~	500,000	519,219
JPMorgan Chase & Co
2.250% due 01/23/20	2,300,000	2,330,523
2.550% due 03/01/21	300,000	305,713
2.700% due 05/18/23	1,400,000	1,416,142
3.875% due 09/10/24	580,000	611,977
3.900% due 07/15/25	500,000	540,055
4.125% due 12/15/26	520,000	556,365
4.350% due 08/15/21	290,000	318,666
4.950% due 06/01/45	590,000	664,108
7.900% § ±	300,000	308,625
KKR Group Finance Co II LLC 5.500% due 02/01/43 ~	30,000	31,776
Lloyds Banking Group PLC (United Kingdom)
3.100% due 07/06/21	700,000	716,031
4.500% due 11/04/24	310,000	321,674
7.875% § ±	GBP 600,000	810,271
M&T Bank Corp 6.875% ±	$450,000	453,600
MetLife Inc 4.750% due 02/08/21	230,000	257,645
Morgan Stanley
2.450% due 02/01/19	800,000	814,955
3.125% due 07/27/26	1,000,000	1,012,099
5.950% due 12/28/17	320,000	337,035
Nasdaq Inc 3.850% due 06/30/26	800,000	839,281
Navient Corp 8.000% due 03/25/20	330,000	354,750
Nordea Bank AB (Sweden) 4.875% due 05/13/21 ~	800,000	891,598
Nykredit Realkredit AS (Denmark)
1.000% due 07/01/17	DKK 14,800,000	2,255,985
1.000% due 10/01/17	32,500,000	4,965,911
2.000% due 04/01/17	6,400,000	976,817
2.000% due 10/01/17	3,200,000	493,919
Quicken Loans Inc 5.750% due 05/01/25 ~	$190,000	189,525
Realkredit Danmark AS (Denmark)
1.000% due 04/01/17	DKK 20,600,000	3,129,911
1.000% due 10/01/17	16,200,000	2,469,479
2.000% due 04/01/17	48,200,000	7,359,563
2.000% due 10/01/17	6,400,000	986,805
Royal Bank of Scotland Group PLC (United Kingdom)
2.500% due 03/22/23	EUR 600,000	682,056
3.875% due 09/12/23	$1,400,000	1,383,864
5.125% due 05/28/24	1,700,000	1,710,798
6.125% due 12/15/22	160,000	169,771
Santander Holdings USA Inc 2.275% due 11/24/17 §	1,300,000	1,311,727
Santander UK Group Holdings PLC (United Kingdom)
2.875% due 10/16/20	1,100,000	1,110,544
2.875% due 08/05/21	1,000,000	1,000,493
Simon Property Group LP REIT 2.500% due 09/01/20	400,000	412,556
Sovran Acquisition LP REIT 3.500% due 07/01/26	800,000	818,578
Standard Chartered PLC (United Kingdom) 5.700% due 03/26/44 ~	710,000	759,935
Teachers Insurance & Annuity Association of America
4.900% due 09/15/44 ~	100,000	113,017
6.850% due 12/16/39 ~	200,000	273,000

	Principal Amount	Value
The Depository Trust & Clearing Corp 4.875% § ± ~	$250,000	$258,699
The Goldman Sachs Group Inc
2.050% due 09/15/20 §	500,000	503,109
3.500% due 01/23/25	700,000	725,591
3.750% due 05/22/25	2,300,000	2,420,856
3.850% due 07/08/24	740,000	787,372
4.250% due 10/21/25	2,560,000	2,700,774
4.750% due 10/21/45	400,000	451,873
5.150% due 05/22/45	220,000	241,421
5.250% due 07/27/21	620,000	700,758
6.250% due 02/01/41	550,000	723,238
6.750% due 10/01/37	580,000	742,209
The Royal Bank of Scotland NV (Netherlands)
4.650% due 06/04/18	70,000	71,919
6.934% due 04/09/18	EUR 200,000	244,214
9.500% due 03/16/22 § ~	$500,000	516,429
UBS AG (Switzerland) 7.625% due 08/17/22	400,000	467,000
UBS Group Funding Jersey Ltd (Switzerland)
3.000% due 04/15/21 ~	1,000,000	1,028,222
4.125% due 09/24/25 ~	1,420,000	1,491,805
US Capital Funding II Ltd (Cayman) 1.507% due 08/01/34 § ~	600,000	408,000
Vesteda Finance BV (Netherlands) 2.500% due 10/27/22	EUR 600,000	745,351
Visa Inc
3.150% due 12/14/25	$760,000	804,240
4.300% due 12/14/45	960,000	1,115,314
WEA Finance LLC REIT (Australia) 3.750% due 09/17/24 ~	650,000	684,729
Wells Fargo & Co
3.450% due 02/13/23	110,000	113,578
4.300% due 07/22/27	2,550,000	2,753,676
4.600% due 04/01/21	1,310,000	1,445,530
4.900% due 11/17/45	830,000	918,326
5.606% due 01/15/44	350,000	420,030
5.875% § ± ~	60,000	65,175

		126,267,879

Industrial - 1.0%

Ardagh Packaging Finance PLC (Ireland) 3.850% due 12/15/19 § ~	300,000	304,890
Caterpillar Financial Services Corp 1.931% due 10/01/21 ~	220,000	219,929
Eaton Corp
1.500% due 11/02/17	10,000	10,028
2.750% due 11/02/22	810,000	838,314
4.150% due 11/02/42	180,000	193,440
Florida East Coast Holdings Corp 6.750% due 05/01/19 ~	230,000	236,900
General Electric Co
3.150% due 09/07/22	187,000	198,978
4.500% due 03/11/44	210,000	242,978
5.300% due 02/11/21	480,000	550,353
5.875% due 01/14/38	40,000	53,846
6.000% due 08/07/19	132,000	149,200
6.875% due 01/10/39	438,000	660,369
Harris Corp 5.054% due 04/27/45	140,000	161,366
Hellenic Railways Organization SA (Greece) 5.014% due 12/27/17 ~	EUR 500,000	541,317
John Deere Capital Corp 1.700% due 01/15/20	$100,000	100,327
Lockheed Martin Corp
3.100% due 01/15/23	20,000	21,134
3.550% due 01/15/26	420,000	455,003
4.500% due 05/15/36	70,000	80,083
Penske Truck Leasing Co LP 4.875% due 07/11/22 ~	1,800,000	2,011,331

See Notes to Financial Statements	See explanation of symbols and terms, if any, on A-107 and A-108

PACIFIC FUNDS

PF MANAGED BOND FUND

Schedule of Investments (Continued)

September 30, 2016 (Unaudited)

	Principal Amount	Value
Raytheon Co 3.125% due 10/15/20	$160,000	$169,827
Reynolds Group Issuer Inc (New Zealand)
5.125% due 07/15/23 ~	100,000	103,375
5.750% due 10/15/20	200,000	206,500
Spirit AeroSystems Inc 3.850% due 06/15/26	600,000	624,748
The Boeing Co 4.875% due 02/15/20	630,000	706,338
United Technologies Corp
4.500% due 04/15/20	210,000	232,266
4.500% due 06/01/42	70,000	81,470
Waste Management Inc 3.500% due 05/15/24	240,000	259,309

		9,413,619

Technology - 0.7%

Activision Blizzard Inc 5.625% due 09/15/21 ~	150,000	156,512
Apple Inc
2.450% due 08/04/26	620,000	622,843
2.850% due 05/06/21	300,000	316,377
Diamond 1 Finance Corp
3.480% due 06/01/19 ~	710,000	730,577
4.420% due 06/15/21 ~	780,000	816,098
5.450% due 06/15/23 ~	500,000	536,251
5.875% due 06/15/21 ~	500,000	531,464
7.125% due 06/15/24 ~	410,000	451,197
First Data Corp
5.000% due 01/15/24 ~	390,000	397,313
7.000% due 12/01/23 ~	220,000	233,200
Intel Corp
3.700% due 07/29/25	120,000	133,355
4.900% due 07/29/45	70,000	84,188
KLA-Tencor Corp 4.650% due 11/01/24	60,000	66,077
Micron Technology Inc 5.625% due 01/15/26 ~	20,000	19,350
Microsoft Corp
2.400% due 08/08/26	1,120,000	1,122,154
3.450% due 08/08/36	20,000	20,445

		6,237,401

Utilities - 1.2%

Berkshire Hathaway Energy Co 6.500% due 09/15/37	260,000	359,404
Duke Energy Carolinas LLC 5.300% due 02/15/40	60,000	76,322
Dynegy Inc
6.750% due 11/01/19	700,000	721,000
7.375% due 11/01/22	200,000	198,500
7.625% due 11/01/24	100,000	98,700
Emera US Finance LP 2.700% due 06/15/21 ~	800,000	819,629
Entergy Corp 4.000% due 07/15/22	800,000	868,988
FirstEnergy Corp
4.250% due 03/15/23	410,000	435,550
7.375% due 11/15/31	1,410,000	1,837,831
IPALCO Enterprises Inc 3.450% due 07/15/20	800,000	824,000
National Fuel Gas Co 4.900% due 12/01/21	2,000,000	2,161,432
Pacific Gas & Electric Co
5.800% due 03/01/37	130,000	171,910
6.050% due 03/01/34	750,000	1,003,830
Progress Energy Inc 4.400% due 01/15/21	60,000	65,590

	Principal Amount	Value
PSEG Power LLC 3.000% due 06/15/21	$600,000	$618,068
Virginia Electric & Power Co 6.350% due 11/30/37	160,000	222,542

		10,483,296

Total Corporate Bonds & Notes (Cost $255,675,523)		262,021,446

SENIOR LOAN NOTES - 2.1%

Communications - 0.4%

Charter Communications Operating LLC Term I 3.500% due 01/24/23 §	498,747	502,522
CSC Holdings LLC 5.000% due 10/09/22 §	560,000	562,100
Level 3 Financing Inc Tranche B-II 3.500% due 05/31/22 §	600,000	604,125
T-Mobile USA Inc due 11/09/22 ¥	498,744	502,974
Univision Communications Inc (1st Lien) 4.000% due 03/01/20 §	498,669	499,916
UPC Financing Partnership 4.080% due 08/31/24 §	500,000	502,735
Virgin Media Investment Holdings Ltd (United Kingdom) due 06/30/23 ¥	560,000	562,916

		3,737,288

Consumer, Cyclical - 0.8%

Allison Transmission Inc Term B-3 due 08/23/19 ¥	560,000	563,245
American Airlines Inc due 06/27/20 ¥	560,000	561,837
American Builders & Contractors Supply Co Inc Term B due 04/16/20 ¥	500,000	501,916
Aristocrat Leisure Ltd Term B-1 (Australia) due 10/20/21 ¥	467,290	469,480
Boyd Gaming Corp Term B-2 due 09/15/23 ¥	280,000	282,240
Chrysler Group LLC Term B (United Kingdom) 3.500% due 05/24/17 §	312,421	313,398
CWGS Group LLC 5.750% due 02/20/20 §	552,222	553,776
Dollar Tree Inc Term B-3 due 07/06/22 ¥	185,267	186,425
Hilton Worldwide Finance LLC Series B-2 due 10/25/23 ¥	290,000	292,486
Michaels Stores Inc Term B due 01/28/20 ¥	560,000	562,566
New Red Finance Inc Term B-2 (Canada) 3.750% due 12/10/21 §	558,576	562,821
Party City Holdings Inc due 08/19/22 ¥	558,589	560,984
Petco Animal Supplies Inc Tranche B-1 5.000% due 01/26/23 §	1,560,000	1,576,467
Petsmart Inc Tranche B-1 4.250% due 03/11/22 §	500,000	501,563
Station Casinos Inc Term B 3.750% due 05/31/23 §	498,750	501,367

		7,990,571

Consumer, Non-cyclical - 0.3%

Air Medical Group Holdings Inc 4.250% due 04/28/22 §	558,586	555,374
Albertson’s LLC
Term B-4 4.500% due 08/25/21 §	418,950	421,987
Term B-6 4.750% due 06/22/23 §	140,000	141,488
HCA Inc Tranche B-7 3.588% due 02/15/24 § ¥	448,000	452,160

See Notes to Financial Statements	See explanation of symbols and terms, if any, on A-107 and A-108

PACIFIC FUNDS

PF MANAGED BOND FUND

Schedule of Investments (Continued)

September 30, 2016 (Unaudited)

	Principal Amount	Value
Multiplan Inc due 06/07/23 ¥	$478,386	$484,964
Pharmaceutical Product Development Inc 4.250% due 08/18/22 § ¥	649,621	652,463
The Servicemaster Co LLC 4.250% due 07/01/21 § ¥	111,715	113,059

		2,821,495

Financial - 0.2%

Flying Fortress Inc 3.588% due 04/30/20 §	500,000	503,438
MGM Growth Properties Operating Partnership LP Term B 4.000% due 04/25/23 §	558,596	564,182
RPI Finance Trust Term B-4 due 11/09/20 ¥	560,000	563,200

		1,630,820

Industrial - 0.3%

B/E Aerospace Inc Term B 3.787% due 12/16/21 §	560,000	566,242
Berry Plastics Corp Term H due 10/01/22 ¥	500,000	502,000
Reynolds Group Holdings Inc (New Zealand) 4.250% due 02/05/23 § ¥	612,000	614,608
XPO Logistics Inc 4.250% due 11/01/21 §	560,000	564,085
Zebra Tech 4.089% due 10/27/21 § ¥	553,204	560,248

		2,807,183

Technology - 0.1%

First Data Corp due 03/24/21 ¥	560,000	564,041

Total Senior Loan Notes (Cost $19,530,383)		19,551,398

MORTGAGE-BACKED SECURITIES - 36.5%

Collateralized Mortgage Obligations - Commercial - 4.1%

BAMLL Commercial Mortgage Securities Trust 2.424% due 12/15/33 " § ~	400,000	405,356
BAMLL Re-REMIC Trust 5.988% due 07/10/17 " § ~	1,812,145	1,214,137
Banc of America Commercial Mortgage Trust 5.801% due 04/10/49 " §	810,000	748,856
BBCCRE Trust 4.715% due 08/06/33 " § ~	320,000	300,172
Bcrr Trust 5.858% due 07/11/40 " § ~	705,866	705,883
Bear Stearns Commercial Mortgage Securities Trust
5.273% due 12/11/38 "	250,000	248,897
5.700% due 06/11/50 "	185,506	191,107
CD Commercial Mortgage Trust 5.398% due 12/11/49 " §	55,378	44,638
Citigroup Commercial Mortgage Trust
3.110% due 04/10/48 " ~	150,000	106,054
3.172% due 09/10/58 "	350,000	250,328
4.017% due 10/10/47 "	270,000	295,424
Commercial Mortgage Trust
4.239% due 11/10/47 "	160,000	174,243
4.498% due 02/10/48 " §	90,000	90,297
5.543% due 12/11/49 " § ~	587,711	591,901
Core Industrial Trust 3.977% due 02/10/34 " § ~	400,000	389,875
Credit Suisse Commercial Mortgage Trust 5.373% due 12/15/39 "	210,000	192,072

	Principal Amount	Value
CSAIL Commercial Mortgage Trust 4.443% due 04/15/50 " §	$1,060,000	$1,106,387
CSMC Trust
3.953% due 09/15/37 " ~	400,000	432,787
4.373% due 09/15/37 " ~	370,000	322,455
4.373% due 09/15/37 " ~	530,000	430,143
5.024% due 03/15/17 " § ~	390,000	378,009
5.342% due 12/16/43 " § ~	660,000	659,409
6.260% due 08/15/22 " § ~	1,500,000	1,434,381
DBRR Trust 5.889% due 06/17/49 " ~	700,000	708,216
Fannie Mae
2.499% due 09/25/26 "	570,000	580,900
2.711% due 06/25/25 " §	70,000	73,721
Fannie Mae (IO) 0.384% due 10/25/24 " §	12,260,608	320,007
FORT CRE LLC 2.036% due 05/21/36 " § ~	1,200,000	1,199,485
Freddie Mac Multifamily Structured Pass-Through Certificates (IO) 0.679% due 08/25/19 " §	23,811,587	269,400
FREMF Mortgage Trust 3.761% due 08/25/48 " § ~	305,000	261,544
GE Commercial Mortgage Co 5.677% due 12/10/49 " §	200,000	130,273
Government National Mortgage Association (IO) 0.672% due 04/16/47 " §	5,509,749	271,081
GRACE Mortgage Trust 3.520% due 06/10/28 " ~	600,000	634,511
GS Mortgage Securities Trust
3.203% due 02/10/29 " ~	400,000	418,551
4.570% due 11/10/48 " §	720,000	768,459
5.622% due 11/10/39 "	220,000	178,602
Hudson Yards Mortgage Trust 2.835% due 08/10/38 " ~	540,000	550,779
JP Morgan Chase Commercial Mortgage Securities Trust
2.624% due 08/15/27 " § ~	210,000	209,352
2.804% due 11/15/31 " § ~	490,000	480,163
2.870% due 08/15/49 "	700,000	720,664
2.962% due 10/05/28 " ~	500,000	506,958
3.824% due 08/15/27 " § ~	120,000	119,245
4.724% due 07/15/47 " §	380,000	394,949
5.411% due 05/15/47 "	1,760,000	1,358,720
5.438% due 01/15/49 " ~	470,000	212,398
5.502% due 06/12/47 " §	590,000	478,776
5.715% due 02/12/49 " §	1,090,000	889,587
JPMBB Commercial Mortgage Securities Trust
3.364% due 09/15/47 " § ~	680,000	433,764
4.409% due 08/15/46 " §	1,170,000	1,301,686
4.772% due 08/15/48 " §	610,000	631,139
LB-UBS Commercial Mortgage Trust 5.866% due 09/15/45 " §	432,493	448,113
LSTAR Commercial Mortgage Trust
2.729% due 04/20/48 " § ~	864,224	876,614
3.127% due 04/20/48 " § ~	850,000	876,245
ML-CFC Commercial Mortgage Trust 5.450% due 08/12/48 " §	210,000	171,788
Morgan Stanley Bank of America Merrill Lynch Trust 3.040% due 04/15/48 "	1,000,000	1,051,121
Morgan Stanley Capital I Trust
2.782% due 08/15/49 "	540,000	552,786
3.516% due 07/13/29 " § ~	600,000	634,507
3.560% due 07/13/29 " § ~	700,000	736,166
6.103% due 06/11/49 " §	670,000	607,727
Motel 6 Trust 5.000% due 02/05/30 " ~	700,000	678,643
Wachovia Bank Commercial Mortgage Trust 5.342% due 12/15/43 "	600,000	603,877

See Notes to Financial Statements	See explanation of symbols and terms, if any, on A-107 and A-108

PACIFIC FUNDS

PF MANAGED BOND FUND

Schedule of Investments (Continued)

September 30, 2016 (Unaudited)

	Principal Amount	Value
Waterfall Commercial Mortgage 4.104% due 09/14/22 " § ~	$967,978	$959,755
Wells Fargo Commercial Mortgage Trust
2.652% due 08/15/49 "	2,670,000	2,724,631
3.184% due 04/15/50 "	340,000	356,947
3.848% due 05/15/48 " §	380,000	379,750
4.432% due 07/15/46 " §	290,000	324,185
WFRBS Commercial Mortgage Trust 3.692% due 11/15/47 " ~	770,000	559,312
WFRBS Commercial Mortgage Trust (IO) 1.542% due 03/15/44 " § ~	5,326,650	247,048

		37,604,956

Collateralized Mortgage Obligations - Residential - 6.1%

Alternative Loan Trust
0.695% due 07/25/46 " §	844,316	745,522
0.735% due 05/25/35 " §	409,795	343,009
3.137% due 06/25/37 " §	254,587	227,856
American Home Mortgage Investment Trust 6.200% due 06/25/36 " §	2,672,136	1,243,395
Banc of America Funding Corp 0.714% due 03/27/36 " § ~	2,428,927	1,425,829
Banc of America Funding Ltd 0.785% due 10/03/39 " § ~	5,983	5,997
Banc of America Funding Trust
0.808% due 09/29/36 " § ~	3,440,341	1,545,300
2.729% due 09/26/45 " § ~	2,760,000	1,888,666
2.997% due 05/25/35 " §	47,721	48,890
BCAP LLC Trust
0.924% due 03/28/37 " § ~	2,535,887	2,391,861
2.882% due 08/26/35 " § ~	2,447,099	1,789,600
5.136% due 03/26/37 " § ~	65,153	62,423
Bear Stearns Adjustable Rate Mortgage Trust
2.950% due 01/25/35 " §	770,714	760,609
3.019% due 08/25/33 " §	64,125	64,028
3.259% due 10/25/36 " §	20,807	17,706
Bear Stearns ALT-A Trust
2.980% due 05/25/35 " §	34,021	32,894
3.086% due 11/25/36 " §	72,570	53,494
Chase Mortgage Finance Trust
3.023% due 02/25/37 " §	524,430	527,813
3.171% due 09/25/36 " §	132,939	117,945
ChaseFlex Trust 0.675% due 08/25/37 " §	668,204	526,895
Chevy Chase Funding LLC
0.775% due 08/25/35 " § ~	35,956	32,316
0.971% due 05/25/35 " § ~	1,365,258	988,098
Citigroup Mortgage Loan Trust Inc
2.760% due 09/25/35 " §	24,951	24,974
5.614% due 06/27/37 " § ~	2,000,000	1,952,600
CitiMortgage Alternative Loan Trust (IO) 5.075% due 05/25/37 " §	6,584,356	1,302,105
COLT Mortgage Loan Trust 3.000% due 05/25/46 " ~	654,015	659,575
Countrywide Home Loan Mortgage Pass-Through Trust 1.165% due 03/25/35 " §	15,815	13,115
Credit Suisse First Boston Mortgage Securities Corp 6.000% due 11/25/35 "	76,820	62,196
CSMC Trust 1.024% due 11/30/37 " § ~	5,370,000	3,195,150
Downey Saving & Loan Association Mortgage Loan Trust 0.711% due 04/19/47 " §	151,293	57,708
Eurosail-UK PLC (United Kingdom)
1.329% due 06/13/45 " §	GBP 534,412	650,437
1.329% due 06/13/45 " § ~	916,134	1,115,035
Fannie Mae
0.973% due 09/25/46 " §	$1,847,665	1,847,846
1.875% due 11/25/23 " §	81,587	83,093
5.500% due 04/25/35 " §	575,035	653,856

	Principal Amount	Value
Fannie Mae (IO)
3.000% due 02/25/33 "	$842,554	$114,734
4.000% due 03/25/43 "	758,283	72,692
4.000% due 04/25/43 "	3,119,676	296,272
5.475% due 11/25/45 " §	2,567,746	652,259
5.575% due 09/25/46 " §	880,748	174,403
Fannie Mae Connecticut Avenue Securities
1.875% due 01/25/29 " §	1,364,854	1,370,916
4.775% due 01/25/29 " §	2,500,000	2,573,931
6.525% due 09/25/28 " §	1,260,000	1,394,054
Freddie Mac 8.000% due 04/15/30 "	114,229	133,031
Freddie Mac (IO)
3.500% due 04/15/43 "	1,494,336	181,293
4.000% due 04/15/43 "	758,172	76,430
5.576% due 08/15/44 " §	420,885	102,530
Freddie Mac Structured Agency Credit Risk Debt Notes
4.525% due 08/25/24 " §	540,000	565,668
4.625% due 08/25/24 " §	760,000	806,839
5.275% due 10/25/24 " §	1,140,000	1,219,744
Government National Mortgage Association
1.094% due 07/20/65 " §	875,639	867,327
1.294% due 07/20/66 " §	1,402,141	1,404,692
1.332% due 06/20/66 " §	700,776	702,068
3.705% due 09/20/66 " §	1,000,000	1,135,000
Government National Mortgage Association (IO)
4.000% due 11/20/44 "	1,879,567	240,141
5.618% due 02/20/46 " §	2,334,266	545,634
Great Hall Mortgages PLC (United Kingdom) 0.987% due 06/18/39 " § ~	448,711	427,517
GSR Mortgage Loan Trust
6.000% due 11/25/35 "	1,092,643	924,455
6.000% due 07/25/37 "	657,140	598,446
HarborView Mortgage Loan Trust
0.685% due 05/25/38 " §	518,192	373,979
0.701% due 12/19/36 " §	352,233	264,493
0.751% due 05/19/35 " §	486,717	407,284
3.087% due 02/25/36 " §	143,181	117,945
3.169% due 08/19/36 " §	305,816	249,397
JP Morgan Mortgage Trust
2.920% due 07/25/35 " §	87,053	85,679
5.750% due 01/25/36 "	22,855	19,443
Ludgate Funding PLC (United Kingdom) 0.543% due 01/01/61 " § ~	GBP 629,408	736,434
Merrill Lynch Mortgage Investors Trust 2.726% due 11/25/35 " §	$1,600,697	1,586,512
Morgan Stanley Resecuritization Trust 1.199% due 12/26/46 " § ~	1,819,717	774,694
Nomura Resecuritization Trust
0.664% due 10/26/36 " § ~	3,224,687	1,747,701
9.809% due 06/26/35 " § ~	1,991,995	1,929,492
Prime Mortgage Trust 5.500% due 05/25/35 " ~	1,914,702	1,792,569
RBSSP Resecuritization Trust 2.429% due 12/25/35 " § ~	383,371	385,364
Reperforming Loan REMIC Trust
0.865% due 06/25/35 " § ~	53,583	47,796
0.865% due 01/25/36 " § ~	340,518	300,034
Structured Asset Securities Corp Mortgage Pass-Through Certificates 2.913% due 08/25/32 " §	33,258	32,773
WaMu Mortgage Pass-Through Certificates Trust
1.864% due 08/25/42 " §	2,677	2,569
4.172% due 02/25/37 " §	250,180	233,546
Wells Fargo Mortgage-Backed Securities Trust
2.894% due 03/25/36 " §	301,040	282,799
2.993% due 04/25/35 " §	1,206,512	1,214,402
3.001% due 04/25/36 " §	34,095	33,402
3.005% due 12/25/34 " §	37,235	37,589

		55,693,808

See Notes to Financial Statements	See explanation of symbols and terms, if any, on A-107 and A-108

PACIFIC FUNDS

PF MANAGED BOND FUND

Schedule of Investments (Continued)

September 30, 2016 (Unaudited)

	Principal Amount	Value
Fannie Mae - 20.8%

1.707% due 10/01/44 " §	$24,545	$25,031
2.310% due 08/01/22 "	500,000	516,236
2.500% due 11/01/31 "	2,000,000	2,068,047
2.610% due 09/01/35 " §	72,946	76,605
2.612% due 12/01/35 " §	13,832	14,114
2.810% due 04/01/25 "	30,000	31,707
2.823% due 11/01/34 " §	65,278	68,993
2.824% due 11/01/32 " §	90,014	95,550
3.000% due 09/01/21-12/01/46 "	45,505,657	47,307,181
3.500% due 10/01/31-11/01/46 "	45,183,192	47,815,900
4.000% due 08/01/18-11/01/46 "	52,523,246	56,527,562
4.311% due 12/01/36 " §	6,868	7,199
4.500% due 07/01/18-11/01/46 "	24,798,009	27,346,981
5.000% due 02/01/25-11/01/46 "	4,299,555	4,806,153
5.500% due 12/01/20-08/01/39 "	2,651,443	2,981,868
6.000% due 02/01/33-06/01/40 "	467,032	537,002
6.500% due 03/01/17 "	1,022	1,030

		190,227,159

Freddie Mac - 3.4%

2.594% due 09/01/35 " §	12,206	12,801
2.643% due 11/01/31 " §	4,094	4,347
2.766% due 04/01/32 " §	13,512	14,240
2.933% due 06/01/35 " §	100,508	106,121
3.000% due 10/01/46-11/01/46 "	21,200,000	21,998,795
3.120% due 09/01/35 " §	68,677	73,505
3.500% due 10/01/42-11/01/46 "	5,307,990	5,617,322
4.000% due 12/01/42-11/01/46 "	1,838,305	1,983,852
4.500% due 11/01/44 "	227,357	252,975
5.500% due 03/01/23-05/01/40 "	1,037,161	1,174,986
6.000% due 12/01/22-03/01/23 "	30,295	34,579

		31,273,523

Government National Mortgage Association - 2.1%

3.000% due 11/20/46 "	4,300,000	4,496,440
3.500% due 11/20/46 "	12,100,000	12,839,234
4.000% due 11/20/46 "	1,000,000	1,071,250
5.000% due 10/01/38-04/01/39 "	706,657	794,389

		19,201,313

Total Mortgage-Backed Securities (Cost $333,589,281)		334,000,759

ASSET-BACKED SECURITIES - 6.0%

Aegis Asset Backed Securities Trust 1.425% due 10/25/34 " §	881,402	827,096
Ameriquest Mortgage Securities Trust 1.155% due 01/25/36 " §	2,010,000	1,292,797
ARES CLO Ltd (Cayman)
1.768% due 01/17/24 " ~	900,000	901,475
2.164% due 10/12/23 " ~	700,000	699,712
Argent Securities Inc
1.344% due 02/25/34 " §	959,602	881,584
1.650% due 11/25/34 " §	469,638	400,365
Asset-Backed Funding Certificates Trust 1.225% due 06/25/34 " §	78,711	74,800
Basic Asset Backed Securities Trust 0.835% due 04/25/36 " §	2,000,000	1,854,971
Bear Stearns Asset Backed Securities I Trust
0.725% due 12/25/36 " §	335,368	321,409
0.765% due 12/25/36 " §	1,377,188	681,113
0.775% due 08/25/36 " §	6,686,744	3,431,931
1.195% due 06/25/35 " §	300,000	269,784
Bosphorus CLO (Ireland) 0.852% due 11/10/23 " § ~	EUR 249,936	280,870
Bravo Mortgage Asset Trust 0.765% due 07/25/36 " § ~	$1,021,155	997,717

	Principal Amount	Value
Business Loan Express Business Loan Trust 0.955% due 02/25/31 " § ~	$258,756	$245,409
Chapel BV (Netherlands) 0.362% due 11/17/64 " § ~	EUR 99,154	109,756
CIFC Funding Ltd (Cayman) 1.920% due 08/14/24 " § ~	$1,000,000	1,000,727
Citigroup Mortgage Loan Trust
0.695% due 05/25/37 " §	400,000	375,529
0.974% due 11/25/45 " § ~	3,700,000	3,453,186
Citigroup Mortgage Loan Trust Inc 2.175% due 07/25/37 " §	1,122,000	1,022,349
Community Funding CLO (Cayman) 5.750% due 11/01/27 " § ~	660,000	647,255
Countrywide Asset-Backed Certificates
0.655% due 04/25/46 " §	733,860	601,664
0.875% due 05/25/46 " § ~	494,193	477,866
0.925% due 06/25/36 " §	500,000	419,169
First Franklin Mortgage Loan Trust 1.185% due 05/25/36 " §	1,000,000	985,101
GSAA Home Equity Trust
0.625% due 03/25/37 " §	634,605	347,760
6.000% due 08/25/47 "	915,235	852,914
HERO Funding Trust 3.990% due 09/21/40 " ~	333,286	345,956
Hillmark Funding Ltd (Cayman) 1.061% due 05/21/21 " § ~	332,460	330,849
Home Equity Asset Trust 1.425% due 11/25/34 " §	807,220	793,214
Long Beach Mortgage Loan Trust
0.675% due 09/25/36 " §	228,211	152,597
0.680% due 08/25/36 " §	780,736	431,554
0.825% due 02/25/36 " §	1,390,311	976,316
Malin CLO BV (Netherlands) 0.290% due 05/07/23 " § ~	EUR 89,732	100,598
Mastr Asset Backed Securities 0.745% due 10/25/36 " §	$737,595	343,595
Merrill Lynch Mortgage Investors Trust 0.684% due 04/25/37 " §	500,000	284,096
Morgan Stanley Home Equity Loan Trust
0.625% due 12/25/36 " §	1,208,072	712,954
0.665% due 12/25/36 " §	953,584	566,484
0.695% due 04/25/37 " §	1,175,479	747,248
National Collegiate Student Loan Trust 0.875% due 03/25/33 " §	2,920,000	2,198,076
Neuberger Berman CLO Ltd (Cayman) 1.931% due 07/25/23 " § ~	700,000	699,909
OneMain Financial Issuance Trust 3.190% due 03/18/26 " ~	1,300,000	1,314,825
Option One Mortgage Loan Trust
0.655% due 07/25/37 " §	1,178,220	763,932
1.015% due 11/25/35 " §	6,230,000	3,474,621
Palmer Square CLO Ltd (Cayman) 2.079% due 10/17/25 " § ~	700,000	700,010
Residential Asset Securities 1.175% due 09/25/35 " §	1,100,000	899,743
SBA Small Business Investment Cos 2.517% due 03/01/25 "	107,773	110,922
Securitized Asset-Backed Receivables LLC Trust
0.655% due 05/25/37 " §	96,357	75,431
0.665% due 05/25/36 " §	209,007	126,475
SLM Student Loan Trust
0.825% due 07/26/21 " §	1,130,000	1,078,470
0.925% due 03/25/25 " §	806,740	782,788
2.365% due 07/25/22 " §	725,385	728,160
2.415% due 07/25/23 " §	713,466	718,083
SMB Private Education Loan Trust
1.674% due 05/15/26 " § ~	2,000,000	2,012,009
2.024% due 04/15/32 " § ~	550,000	553,945
3.050% due 05/15/26 " ~	1,840,000	1,907,685

See Notes to Financial Statements	See explanation of symbols and terms, if any, on A-107 and A-108

PACIFIC FUNDS

PF MANAGED BOND FUND

Schedule of Investments (Continued)

September 30, 2016 (Unaudited)

	Principal Amount	Value
SoFi Professional Loan Program LLC 1.775% due 08/25/32 " § ~	$365,948	$369,783
Structured Asset Investment Loan Trust
0.975% due 05/25/37 " § ~	1,000,000	835,850
1.260% due 08/25/35 " §	1,200,000	1,173,916
Sunrise SARL (Italy) 0.202% due 08/27/31 " §	EUR 10,977	12,347
THL Credit Wind River CLO Ltd (Cayman)
1.830% due 07/15/26 " § ~	$1,500,000	1,521,629
2.119% due 01/18/26 " § ~	2,500,000	2,500,022
United States Small Business Administration 3.370% due 10/01/33 "	331,187	352,629
US Residential Opportunity Fund 3.475% due 07/27/36 " § ~	983,750	988,132
Wood Street BV CLO (Netherlands) 0.107% due 11/22/21 " § ~	EUR 23,950	26,904

Total Asset-Backed Securities (Cost $52,493,239)		55,166,066

U.S. GOVERNMENT AGENCY ISSUES - 0.9%

Fannie Mae
2.173% due 10/09/19	$2,680,000	2,573,427
6.625% due 11/15/30	1,500,000	2,288,634
Freddie Mac 1.000% due 09/29/17	2,680,000	2,688,474
Tennessee Valley Authority 5.250% due 09/15/39	500,000	694,251

Total U.S. Government Agency Issues (Cost $7,936,492)		8,244,786

U.S. TREASURY OBLIGATIONS - 31.7%

U.S. Treasury Bonds - 10.4%

2.250% due 08/15/46	4,820,000	4,748,080
2.500% due 02/15/45	1,900,000	1,970,137
2.500% due 02/15/46	910,000	943,823
2.500% due 05/15/46	27,030,000	28,067,925
2.750% due 08/15/42	1,400,000	1,530,375
2.750% due 11/15/42	3,100,000	3,385,538
2.875% due 05/15/43	5,380,000	6,009,105
2.875% due 08/15/45	4,800,000	5,364,283
3.000% due 05/15/42	6,900,000	7,889,584
3.000% due 11/15/44	4,770,000	5,457,367
3.000% due 05/15/45	300,000	343,184
3.000% due 11/15/45	5,400,000	6,182,158
3.125% due 02/15/43	3,500,000	4,090,898
3.125% due 08/15/44	3,000,000	3,513,048
3.375% due 05/15/44	300,000	367,154
3.625% due 08/15/43	7,900,000	10,087,929
4.250% due 05/15/39	400,000	549,766
4.375% due 11/15/39	1,800,000	2,516,414
4.375% due 05/15/40	1,000,000	1,400,879
4.625% due 02/15/40	400,000	578,586

		94,996,233

U.S. Treasury Inflation Protected Securities - 9.1%

0.125% due 04/15/18 ^	624,624	631,658
0.125% due 04/15/20 ^ ‡	3,802,157	3,878,584
0.125% due 01/15/23 ^	15,742,807	16,016,149
0.125% due 07/15/24 ^	5,776,836	5,872,472
0.375% due 07/15/25 ^	476,942	493,507
0.625% due 07/15/21 ^	2,562,528	2,693,660
0.625% due 01/15/26 ^	2,258,499	2,379,774
0.625% due 02/15/43 ^	2,428,344	2,452,098
0.750% due 02/15/42 ^	724,200	751,165
0.750% due 02/15/45 ^	2,258,487	2,344,129

	Principal Amount	Value
1.000% due 02/15/46 ^	$4,021,895	$4,474,897
1.250% due 07/15/20 ^	2,868,970	3,068,163
1.375% due 02/15/44 ^	258,140	308,171
1.750% due 01/15/28 ^	3,331,201	3,909,488
2.125% due 02/15/41 ^	208,789	281,922
2.375% due 01/15/25 ^	12,894,266	15,394,309
2.375% due 01/15/27 ^	5,250,520	6,453,498
2.500% due 01/15/29 ^	4,371,315	5,565,803
3.875% due 04/15/29 ^	3,952,395	5,711,681

		82,681,128

U.S. Treasury Notes - 12.2%

1.125% due 06/30/21	100,000	99,904
1.125% due 07/31/21	50,000,000	49,937,500
1.125% due 08/31/21	12,230,000	12,219,971
1.250% due 07/31/23	7,740,000	7,661,841
1.375% due 01/31/21	160,000	161,775
1.375% due 04/30/21	260,000	262,778
1.375% due 05/31/21	230,000	232,552
1.375% due 06/30/23	9,820,000	9,806,380
1.375% due 08/31/23	310,000	309,152
1.500% due 08/15/26	2,600,000	2,576,642
1.625% due 04/30/23	90,000	91,355
1.625% due 05/31/23	8,700,000	8,828,969
1.625% due 05/15/26	3,270,000	3,276,896
1.750% due 09/30/22	1,260,000	1,291,402
2.000% due 11/30/22	10,420,000	10,829,068
2.250% due 11/15/24 ‡	2,900,000	3,063,577
2.500% due 05/15/24	100,000	107,514
2.750% due 02/15/24 ‡	800,000	873,375

		111,630,651

Total U.S. Treasury Obligations (Cost $283,001,873)		289,308,012

FOREIGN GOVERNMENT BONDS & NOTES - 3.5%

Argentine Republic Government International (Argentina)
6.875% due 04/22/21 ~	420,000	458,220
7.125% due 07/06/36 ~	460,000	488,750
7.500% due 04/22/26 ~	150,000	169,650
Banco Nacional de Desenvoolvimento Economico e Social (Brazil) 4.125% due 09/15/17 ~	EUR 100,000	115,272
Brazil Notas do Tesouro Nacional ‘F’ (Brazil)
10.000% due 01/01/21	BRL 12,430,000	3,647,720
10.000% due 01/01/23	5,437,000	1,566,175
Brazilian Government International (Brazil)
5.000% due 01/27/45	$200,000	182,000
5.625% due 01/07/41	1,000,000	997,500
China Government (China)
3.310% due 11/30/25 ~	CNY 3,000,000	457,969
3.380% due 11/21/24 ~	7,000,000	1,071,914
3.390% due 05/21/25 ~	1,000,000	153,420
Colombia Government (Colombia) 5.625% due 02/26/44	$650,000	757,250
Indonesia Government (Indonesia)
3.750% due 04/25/22 ~	750,000	791,767
4.875% due 05/05/21 ~	500,000	551,031
Mexican Bonos (Mexico)
6.500% due 06/09/22	MXN 66,710,000	3,557,375
7.750% due 11/23/34	20,610,000	1,209,710
7.750% due 11/13/42	73,690,000	4,399,011
10.000% due 12/05/24	25,400,000	1,657,309
Mexico Government International (Mexico) 5.550% due 01/21/45	$1,890,000	2,199,488
Peruvian Government International (Peru)
5.625% due 11/18/50	450,000	597,375
6.550% due 03/14/37	40,000	56,852

See Notes to Financial Statements	See explanation of symbols and terms, if any, on A-107 and A-108

PACIFIC FUNDS

PF MANAGED BOND FUND

Schedule of Investments (Continued)

September 30, 2016 (Unaudited)

	Principal Amount	Value
Province of Ontario (Canada)
1.650% due 09/27/19	$200,000	$201,840
3.150% due 06/02/22	CAD 900,000	754,684
Province of Quebec (Canada) 3.500% due 07/29/20	$600,000	645,995
Republic of Poland Government (Poland)
2.000% due 04/25/21	PLN 200,000	51,876
2.500% due 07/25/26	3,230,000	816,178
3.250% due 07/25/25	2,820,000	761,250
Republic of Poland Government International (Poland) 4.000% due 01/22/24	$1,230,000	1,361,673
Russian Federal (Russia)
7.000% due 08/16/23	RUB 37,760,000	568,850
7.050% due 01/19/28	95,420,000	1,416,618
7.750% due 09/16/26	11,420,000	178,953
8.150% due 02/03/27	21,200,000	342,252

Total Foreign Government Bonds & Notes (Cost $33,725,488)		32,185,927

MUNICIPAL BONDS - 1.1%

City of Chicago IL 7.750% due 01/01/42	$400,000	430,580
City of Chicago IL ‘B’ 5.630% due 01/01/22	400,000	405,064
New Jersey Economic Development Authority ‘B’ 5.380% due 02/15/19	4,100,000	3,888,645
Southern California Public Power Authority 5.943% due 07/01/40	1,600,000	2,128,624
State of California
7.500% due 04/01/34	100,000	151,623
7.600% due 11/01/40	400,000	648,852
Tobacco Settlement Finance Authority of WV ‘A’ 7.467% due 06/01/47	750,000	721,778
University of Arizona ‘A’ 6.423% due 08/01/35	1,300,000	1,489,319

Total Municipal Bonds (Cost $8,579,061)		9,864,485

PURCHASED OPTIONS - 0.0%
(See Note (f) in Notes to Schedule of Investments) (Cost $555,747)		232,184

SHORT-TERM INVESTMENTS - 7.6%

Commercial Paper - 1.0%

Autonation Inc
1.057% due 10/05/16 ~	1,000,000	999,856
1.106% due 10/06/16 ~	1,300,000	1,299,765
Credit Suisse AG 1.645% due 09/12/17 ~	1,900,000	1,902,354
Sumitomo Mitsui Banking Corp 1.550% due 09/15/17 ~	1,800,000	1,800,828
Thompson Reuters Corp 0.977% due 10/24/16 ~	1,300,000	1,299,169
Wyndham Worldwide Corp 0.186% due 10/20/16 ~	1,800,000	1,798,974

		9,100,946

	Shares
Money Market Fund - 5.9%

BlackRock Liquidity Funds T-Fund Portfolio	53,284,834	53,284,834

	Principal Amount	Value
U. S. Government Agency Issues - 0.7%

Federal Home Loan Bank
0.206% due 10/28/16	$400,000	$399,937
0.222% due 10/21/16	3,200,000	3,199,591
0.231% due 10/19/16	1,500,000	1,499,820
0.248% due 11/14/16	1,500,000	1,499,542

		6,598,890

Total Short-Term Investments (Cost $68,981,488)		68,984,670

TOTAL INVESTMENTS - 118.1% (Cost $1,064,068,575)		1,079,559,733

OTHER ASSETS & LIABILITIES, NET - (18.1%)		(165,222,184)

NET ASSETS - 100.0%		$914,337,549

Notes to Schedule of Investments

(a)	As of September 30, 2016, the Fund’s composition as a percentage of net assets was as follows:

Mortgage-Backed Securities	36.5%
U.S. Treasury Obligations	31.7%
Corporate Bonds & Notes	28.7%
Short-Term Investments	7.6%
Asset-Backed Securities	6.0%
Foreign Government Bonds & Notes	3.5%
Others (each less than 3.0%)	4.1%

	118.1%
Other Assets & Liabilities, Net	(18.1%	)

	100.0%

(b)	As of September 30, 2016, investments with a total aggregate value of $3,074,825 were fully or partially segregated with the broker(s)/custodian as collateral for open futures contracts, forward foreign currency contracts, option contracts and swap agreements.

(c)	The average amount of borrowings by the Fund on sale-buyback financing transactions (See Note 4 in Notes to Financial Statements) outstanding during the six-month period ended September 30, 2016 was $1,834,203 at a weighted average interest rate of 0.456%.

(d)	Open futures contracts outstanding as of September 30, 2016 were as follows:

Long Futures Outstanding	Number of Contracts	Unrealized Appreciation (Depreciation)
AUD FX (12/16)	13	$15,247
CAD FX (12/16)	46	(24,069)
Euro-Bobl (12/16)	61	4,425
Euro-BTP (12/16)	4	(1,850)
Eurodollar (12/16)	13	(1,180)
Eurodollar (03/17)	128	40,334
Eurodollar (06/17)	34	16,527
Eurodollar (03/18)	97	(9,578)
Eurodollar (12/18)	27	2,612
MXN FX (12/16)	42	(21,936)
U.S. Treasury 2-Year Notes (12/16)	361	80,474
U.S. Treasury 5-Year Notes (12/16)	2,354	324,604
U.S. Treasury 10-Year Notes (12/16)	91	15,414
U.S. Treasury 30-Year Bonds (12/16)	169	(427,714)
U.S. Ultra Long Bonds (12/16)	111	(238,660)

		(225,350)

Short Futures Outstanding
90-Day LIBOR Sterling (09/17)	20	(29,734)
90-Day LIBOR Sterling (03/18)	103	(75,195)
90-Day LIBOR Sterling (06/18)	101	(19,774)
Canada 10-Year Bonds (12/16)	40	(9,458)
EUR FX (12/16)	31	1,281

See Notes to Financial Statements	See explanation of symbols and terms, if any, on A-107 and A-108

PACIFIC FUNDS

PF MANAGED BOND FUND

Schedule of Investments (Continued)

September 30, 2016 (Unaudited)

Short Futures Outstanding	Number of Contracts	Unrealized Appreciation (Depreciation)
Euro-Bund (12/16)	26	($34,513)
Euro-Buxl (12/16)	6	(887)
Eurodollar (03/17)	51	(95,501)
Eurodollar (09/17)	154	23,522
Eurodollar (12/17)	357	(60,057)
Eurodollar (03/18)	294	(42,150)
Eurodollar (06/18)	109	(6,875)
Eurodollar (09/18)	38	(23,260)
Eurodollar (12/18)	173	(101,576)
GBP FX (12/16)	5	9,265
Japan 10-Year Bonds (12/16)	6	(52,707)
JPY FX (12/16)	209	(237,773)
U.S. Treasury 10-Year Notes (12/16)	899	(38,271)
U.S. Treasury 10-Year Notes (12/16)	37	5,247
U.S. Ultra Long Bonds (12/16)	219	211,754

		(576,662)

Total Futures Contracts		($802,012)

(e)	Forward foreign currency contracts outstanding as of September 30, 2016 were as follows:

Currency Purchased		Currency Sold		Expiration	Counterparty	Unrealized Appreciation (Depreciation)
BRL	3,256,750	USD	1,017,184	10/16	BRC	($19,759)
CAD	2,480,000	USD	1,892,827	10/16	HSB	(2,455)
CAD	1,687,000	USD	1,306,728	10/16	JPM	(20,818)
CNH	8,640,000	USD	1,291,287	10/16	BRC	2,165
CNY	46,696,029	USD	6,998,805	10/16	BRC	(2,047)
DKK	14,948,000	USD	2,250,730	10/16	BRC	4,919
DKK	135,477,000	USD	20,388,810	10/16	HSB	54,631
EUR	3,566,909	USD	3,953,196	10/16	BRC	56,316
EUR	6,267,000	USD	7,034,081	10/16	HSB	7,296
EUR	1,137,692	USD	1,278,061	11/16	BOA	2,374
GBP	557,000	USD	722,460	10/16	CIT	(301)
GBP	3,215,000	USD	4,187,216	10/16	HSB	(19,776)
GBP	294,000	USD	390,039	10/16	SCB	(8,942)
IDR	36,335,220,000	USD	2,778,124	10/16	CIT	250
INR	372,860,000	USD	5,515,202	10/16	CIT	71,242
JPY	50,900,310	USD	503,000	10/16	BNP	(967)
JPY	573,359,000	USD	5,723,480	10/16	BOA	(66,067)
JPY	122,453,331	USD	1,204,000	10/16	JPM	3,716
JPY	56,500,000	USD	563,950	11/16	BRC	(5,753)
JPY	798,300,000	USD	7,936,918	11/16	HSB	(50,030)
JPY	100,429,000	USD	1,001,527	11/16	JPM	(9,328)
SGD	379,314	USD	278,000	11/16	BRC	220
SGD	1,290,645	USD	948,000	11/16	DUB	(1,335)
USD	373,656	AUD	496,000	10/16	JPM	(5,923)
USD	1,206,295	AUD	1,583,000	10/16	WBC	(5,143)
USD	958,009	BRL	3,256,750	10/16	BRC	(39,417)
USD	1,929,472	CAD	2,500,000	10/16	CIT	23,715
USD	4,145,892	CAD	5,437,000	10/16	HSB	1,557
USD	1,284,949	CNH	8,640,000	10/16	BRC	(8,502)
USD	1,280,854	CNH	8,640,000	01/17	CIT	(5,462)
USD	6,967,735	CNY	46,696,029	10/16	BRC	(29,024)
USD	6,931,794	CNY	46,696,029	01/17	BRC	(41,510)
USD	341,540	CNY	2,275,254	11/16	BOA	1,551
USD	2,089,241	DKK	13,810,000	10/16	BRC	5,316
USD	3,017,300	DKK	20,315,000	10/16	HSB	(48,228)
USD	10,658,888	DKK	71,360,000	10/16	JPM	(109,316)
USD	11,608,194	DKK	76,498,000	04/17	HSB	(38,602)
USD	2,280,258	DKK	14,948,000	07/17	BRC	(6,043)
USD	9,032,006	DKK	58,979,000	10/17	HSB	(30,529)
USD	6,996,009	EUR	6,267,000	10/16	HSB	(45,368)
USD	112,399	EUR	100,000	11/16	BOA	(148)
USD	7,042,604	EUR	6,267,000	11/16	HSB	(8,222)
USD	4,598,667	GBP	3,509,000	10/16	JPM	50,130
USD	4,189,290	GBP	3,215,000	11/16	HSB	19,406
USD	1,382,476	INR	92,160,000	10/16	CIT	1,672
USD	500,000	JPY	50,481,150	10/16	GSC	2,121

See Notes to Financial Statements	See explanation of symbols and terms, if any, on A-107 and A-108

PACIFIC FUNDS

PF MANAGED BOND FUND

Schedule of Investments (Continued)

September 30, 2016 (Unaudited)

Currency Purchased		Currency Sold		Expiration	Counterparty	Unrealized Appreciation (Depreciation)
USD	85,487	JPY	8,700,000	11/16	JPM	($465)
USD	713,345	JPY	72,000,000	11/16	WBC	2,007
USD	425,000	KRW	474,504,000	11/16	JPM	(5,715)
USD	9,196,809	KRW	10,220,392,080	11/16	UBS	(80,400)
USD	4,507,565	MXN	85,881,393	10/16	CIT	85,579
USD	4,223,174.000	MXN	83,174,000	10/16	JPM	(56,416)
USD	3,014,826	MXN	57,325,404	10/16	JPM	69,011
USD	1,072,989.000	MYR	4,354,189	11/16	DUB	22,686
USD	934,136	PLN	3,740,000	10/16	BRC	(43,604)
USD	464,055	SGD	629,000	11/16	BRC	2,695
USD	232,000	SGD	317,513	11/16	DUB	(890)
USD	4,642,928	SGD	6,227,234	11/16	HSB	75,364
USD	966,000	SGD	1,306,901	11/16	JPM	7,411
USD	472,000	TWD	14,990,720	11/16	HSB	(6,774)
USD	493,000	TWD	15,595,660	11/16	JPM	(5,094)
USD	1,504,595	TWD	47,900,012	11/16	UBS	(25,235)

Total Forward Foreign Currency Contracts						($280,258)

(f)	Purchased options outstanding as of September 30, 2016 were as follows:

Foreign Currency Options

Description	Exercise Price	Expiration Date	Counter- party	Notional Amount	Cost	Value
Put - MXN versus USD	MXN 18.50	10/27/16	JPM	$8,291,600	$118,321	$24,885

Interest Rate Swaptions

Description	Pay/Receive Floating Rate	Floating Rate Index	Exercise Rate	Expiration Date	Counter- party	Notional Amount	Cost	Value
Call - 5-Year Interest Rate Swap	Pay	3-Month USD-LIBOR	1.000%	12/13/16	MSC	$3,000,000	$25,294	$5,390
Call - 5-Year Interest Rate Swap	Pay	3-Month USD-LIBOR	1.000%	12/21/16	MSC	7,600,000	65,900	15,698
Call - 2-Year Interest Rate Swap	Pay	3-Month USD-LIBOR	2.100%	01/30/18	JPM	2,700,000	38,340	51,912

							129,534	73,000

Put - 30-Year Interest Rate Swap	Receive	3-Month USD-LIBOR	2.905%	08/20/18	MSC	900,000	88,800	18,383
Put - 30-Year Interest Rate Swap	Receive	3-Month USD-LIBOR	2.940%	08/20/18	GSC	300,000	29,340	5,789

							118,140	24,172

							$247,674	$97,172

Options on Futures

Description	Exercise Price	Expiration Date	Exchange	Number of Contracts	Cost	Value
Call - U.S. Treasury 5-Year Notes (11/16)	$121.75	10/21/16	CME	16	$3,177	$3,000
Call - U.S. Treasury 10-Year Notes (11/16)	131.00	10/21/16	CME	27	13,916	15,609
Call - U.S. Treasury 10-Year Notes (11/16)	138.50	10/21/16	CME	1,000	34,500	—
Call - U.S. Treasury 10-Year Notes (12/16)	139.00	10/21/16	CME	390	13,455	—
Call - U.S. Treasury 10-Year Notes (11/16)	139.50	10/21/16	CME	91	3,139	—
Call - U.S. Treasury 10-Year Notes (11/16)	141.50	10/21/16	CME	1,000	18,875	—
Call - U.S. Treasury 30-Year Bonds (11/16)	167.00	10/21/16	CME	6	8,926	13,406
Call - U.S. Treasury 30-Year Bonds (11/16)	168.00	10/21/16	CME	12	18,133	19,875
Call - U.S. Treasury 30-Year Bonds (11/16)	169.00	10/21/16	CME	3	3,760	3,563
Call - U.S. Treasury 30-Year Bonds (11/16)	171.00	10/21/16	CME	6	4,145	3,375
Call - EUR FX (11/16)	1.14	11/04/16	CME	5	2,829	3,000
Call - EUR FX (12/16)	1.14	12/09/16	CME	5	6,454	6,688

					131,309	68,516

Put - JPY FX (10/16)	97.00	10/07/16	CME	3	2,822	225
Put - U.S. Treasury 5-Year Notes (11/16)	115.50	10/21/16	CME	1,139	21,499	—
Put - JPY FX (11/16)	98.00	11/04/16	CME	12	13,389	14,100
Put - JPY FX (11/16)	99.00	11/04/16	CME	7	8,910	12,425
Put - U.S. Treasury 10-Year Notes (12/16)	131.00	11/25/16	CME	12	7,726	10,125
Put - JPY FX (12/16)	98.00	12/09/16	CME	2	3,181	3,900
Put - U.S. Treasury 5-Year Notes (01/17)	108.00	12/23/16	CME	107	916	836

					58,443	41,611

					$189,752	$110,127

Total Purchased Options					$555,747	$232,184

See Notes to Financial Statements	See explanation of symbols and terms, if any, on A-107 and A-108

PACIFIC FUNDS

PF MANAGED BOND FUND

Schedule of Investments (Continued)

September 30, 2016 (Unaudited)

(g)	Transactions in written options for the six-month period ended September 30, 2016 were as follows:

	Number of Contracts	Notional Amount in AUD	Notional Amount in EUR	Notional Amount in GBP	Notional Amount in $	Premium
Outstanding, March 31, 2016	440	1,100,000	10,600,000	—	53,175,000	$666,690
Call Options Written	542	1,400,000	1,800,000	1,000,000	26,900,000	693,018
Put Options Written	154	1,100,000	—	—	4,800,000	360,360
Call Options Expired	(276)	(2,500,000)	(6,100,000)	(1,000,000)	(7,375,000)	(414,720)
Put Options Expired	(164)	(1,100,000)	(6,300,000)	—	(42,400,000)	(528,002)

Outstanding, September 30, 2016	696	—	—	—	35,100,000	$777,346

(h)	Premiums received and value of written options outstanding as of September 30, 2016 were as follows:

Foreign Currency Options

Description	Exercise Price	Expiration Date	Counter- party	Notional Amount	Premium	Value
Call - MXN versus USD	MXN 20.50	10/26/16	JPM	$1,300,000	$13,465	($4,635)
Call - RUB versus USD	RUB 87.00	12/08/16	HSB	400,000	17,190	(56)

					$30,655	($4,691)

Inflation Floor/Cap Options

Description	Initial Index	Floating Rate	Expiration Date	Counter- party	Notional Amount	Premium	Value
Floor - U.S. CPI Urban Consumers NSA	0.00	Maximum of ((1 + 0.00%)[10] - Inflation Adjustment) or $0	03/12/20	CIT	$1,200,000	$10,320	($138)
Floor - U.S. CPI Urban Consumers NSA	0.00	Maximum of ((1 + 0.00%)[10] - Inflation Adjustment) or $0	09/29/20	CIT	600,000	7,740	(83)

						$18,060	($221)

Interest Rate Swaptions

Description	Pay/Receive Floating Rate	Floating Rate Index	Exercise Rate	Expiration Date	Counter- party	Notional Amount	Premium	Value
Call - 5-Year Interest Rate Swap	Receive	3-Month USD-LIBOR	0.765%	12/13/16	MSC	$6,000,000	$25,575	($1,841)
Call - 5-Year Interest Rate Swap	Receive	3-Month USD-LIBOR	0.770%	12/21/16	MSC	15,200,000	66,275	(6,507)
Call - 2-Year Interest Rate Swap	Receive	3-Month USD-LIBOR	1.100%	01/30/18	JPM	2,700,000	14,040	(13,469)
Call - 2-Year Interest Rate Swap	Receive	3-Month USD-LIBOR	1.600%	01/30/18	JPM	2,700,000	24,435	(30,023)

							130,325	(51,840)

Put - 5-Year Interest Rate Swap	Pay	3-Month USD-LIBOR	2.800%	08/20/18	GSC	1,200,000	26,727	(3,226)
Put - 5-Year Interest Rate Swap	Pay	3-Month USD-LIBOR	2.800%	08/20/18	MSC	3,800,000	84,793	(10,214)

							111,520	(13,440)

							$241,845	($65,280)

Options on Futures

Description	Exercise Price	Expiration Date	Exchange	Number of Contracts	Premium	Value
Call - EUR FX (10/16)	$1.14	10/07/16	CME	5	$3,434	($500)
Call - JPY FX (10/16)	98.00	10/07/16	CME	21	32,794	(29,400)
Call - JPY FX (10/16)	99.00	10/07/16	CME	6	8,606	(3,975)
Call - JPY FX (10/16)	100.00	10/07/16	CME	9	11,733	(2,588)
Call - U.S. Treasury 5-Year Notes (11/16)	122.00	10/21/16	CME	31	4,993	(3,391)
Call - U.S. Treasury 10-Year Notes (11/16)	131.50	10/21/16	CME	70	34,632	(25,156)
Call - U.S. Treasury 10-Year Notes (11/16)	132.00	10/21/16	CME	55	22,665	(11,172)
Call - U.S. Treasury 30-Year Bonds (11/16)	170.00	10/21/16	CME	9	11,080	(7,453)
Call - U.S. Treasury 30-Year Bonds (11/16)	172.00	10/21/16	CME	36	45,086	(13,500)
Call - U.S. Treasury 30-Year Bonds (11/16)	174.00	10/21/16	CME	10	8,218	(1,875)
Call - U.S. Treasury 5-Year Notes (12/16)	122.00	11/25/16	CME	40	15,854	(11,875)
Call - U.S. Treasury 10-Year Notes (12/16)	132.00	11/25/16	CME	100	55,456	(53,125)
Call - U.S. Treasury 10-Year Notes (12/16)	133.00	11/25/16	CME	52	32,065	(15,438)
Call - U.S. Treasury 10-Year Notes (12/16)	134.00	11/25/16	CME	19	5,407	(3,266)
Call - U.S. Treasury 10-Year Notes (12/16)	134.50	11/25/16	CME	13	3,005	(1,828)
Call - U.S. Treasury 30-Year Bonds (12/16)	170.00	11/25/16	CME	9	11,502	(17,016)
Call - U.S. Treasury 30-Year Bonds (12/16)	172.00	11/25/16	CME	18	22,207	(22,219)
Call - U.S. Treasury 30-Year Bonds (12/16)	174.00	11/25/16	CME	39	72,045	(31,078)

					400,782	(254,855)

See Notes to Financial Statements	See explanation of symbols and terms, if any, on A-107 and A-108

PACIFIC FUNDS

PF MANAGED BOND FUND

Schedule of Investments (Continued)

September 30, 2016 (Unaudited)

Description	Exercise Price	Expiration Date	Exchange	Number of Contracts	Premium	Value
Put - JPY FX (10/16)	$94.00	10/07/16	CME	2	$1,094	($12)
Put - JPY FX (10/16)	95.00	10/07/16	CME	5	4,909	(62)
Put - JPY FX (10/16)	96.00	10/07/16	CME	1	1,197	(19)
Put - U.S. Treasury 5-Year Notes (11/16)	121.00	10/21/16	CME	38	11,892	(4,156)
Put - U.S. Treasury 10-Year Notes (11/16)	130.00	10/21/16	CME	51	24,881	(7,969)
Put - U.S. Treasury 10-Year Notes (11/16)	130.75	10/21/16	CME	9	2,783	(3,234)
Put - U.S. Treasury 10-Year Notes (11/16)	131.00	10/21/16	CME	10	3,577	(4,531)
Put - U.S. Treasury 30-Year Bonds (11/16)	164.00	10/21/16	CME	7	10,915	(2,406)
Put - JPY FX (11/16)	95.00	11/04/16	CME	5	5,559	(1,250)
Put - JPY FX (11/16)	97.00	11/04/16	CME	5	2,859	(3,688)
Put - U.S. Treasury 10-Year Notes (12/16)	127.50	11/25/16	CME	13	3,817	(1,219)
Put - U.S. Treasury 10-Year Notes (12/16)	130.50	11/25/16	CME	3	1,912	(1,875)
Put - U.S. Treasury 30-Year Bonds (12/16)	166.00	11/25/16	CME	2	3,119	(3,531)
Put - U.S. Treasury 30-Year Bonds (12/16)	168.00	11/25/16	CME	3	7,490	(7,875)

					86,004	(41,827)

					$486,786	($296,682)

Total Written Options					$777,346	($366,874)

(i)	Swap agreements outstanding as of September 30, 2016 were as follows:

Credit Default Swaps on Corporate and Sovereign Issues – Sell Protection (1)

Referenced Obligation	Fixed Deal Receive Rate	Expiration Date	Counter- party	Implied Credit Spread at 09/30/16 (3)	Notional Amount (4)	Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)
Volkswagen International Finance NV	1.000%	12/20/16	CIT	0.300%	EUR 400,000	$834	($3,701)	$4,535
Volkswagen International Finance NV	1.000%	03/20/17	CIT	0.300%	400,000	1,621	4,403	(2,782)
Colombia Government	1.000%	03/20/19	GSC	0.839%	$1,800,000	7,618	(16,452)	24,070
Colombia Government	1.000%	03/20/19	HSB	0.839%	3,500,000	14,813	(28,642)	43,455
Petrobras International Co SA	1.000%	12/20/19	GSC	3.640%	300,000	(23,924)	(32,995)	9,071
Citigroup Inc	1.000%	12/20/20	JPM	0.701%	900,000	11,284	3,084	8,200
Tesco PLC	1.000%	06/20/21	BRC	1.973%	EUR 800,000	(39,657)	(80,267)	40,610

						($27,411)	($154,570)	$127,159

Credit Default Swaps on Credit Indices – Buy Protection (2)
Referenced Obligation		Fixed Deal Pay Rate	Expiration Date	Exchange	Notional Amount (4)	Value (5)	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)
CDX NA 27 2Y		5.000%	12/20/21	ICE	$900,000	($39,150)	($39,150)	$—

Credit Default Swaps on Credit Indices – Sell Protection (1)
Referenced Obligation		Fixed Deal Receive Rate	Expiration Date	Counter- party	Notional Amount (4)	Value (5)	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)
CDX IG 9 10Y		0.548%	12/20/17	GSC	$96,450	$630	$—	$630
ABX HE AAA		0.110%	05/25/46	BRC	2,213,229	(340,243)	(450,216)	109,973
CMBX NA BBB		3.000%	01/17/47	MSC	800,000	(66,442)	(94,454)	28,012
CMBX NA AAA		0.500%	10/17/57	DUB	800,000	(19,407)	(41,710)	22,303
CMBX NA AAA		0.500%	09/17/58	DUB	600,000	(22,004)	(33,285)	11,281
CMBX NA AAA		0.500%	09/17/58	MSC	4,700,000	(172,367)	(202,016)	29,649
CMBX NA BBB		3.000%	05/11/63	MSC	1,000,000	(89,374)	(78,081)	(11,293)

						(709,207)	(899,762)	190,555

				Exchange
CDX IG 23 5Y		1.000%	12/20/19	CME	990,000	12,598	13,423	(825)
CDX IG 24 5Y		1.000%	06/20/20	CME	5,262,000	77,764	51,913	25,851
CDX IG 25 5Y		1.000%	12/20/20	ICE	2,290,000	27,014	(1,164)	28,178

						117,376	64,172	53,204

						($591,831)	($835,590)	$243,759

						($658,392)	($1,029,310)	$370,918

See Notes to Financial Statements	See explanation of symbols and terms, if any, on A-107 and A-108

PACIFIC FUNDS

PF MANAGED BOND FUND

Schedule of Investments (Continued)

September 30, 2016 (Unaudited)

(1)	If the Fund is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying investments comprising the referenced index or (ii) pay a net settlement amount in the form of cash or investments equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying investments comprising the referenced index.
(2)	If the Fund is a buyer of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) receive from the seller of protection an amount equal to the notional amount of the swap and deliver the referenced obligation or underlying investments comprising the referenced index or (ii) receive a net settlement amount in the form of cash or investments equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying investments comprising the referenced index.
(3)	An implied credit spread is the spread in yield between a U.S. Treasury security and the referenced obligation or underlying investment that are identical in all respects except for the quality rating. Implied credit spreads, represented in absolute terms, utilized in determining the value of credit default swap agreements on corporate and sovereign issues as of period end serve as an indicator of the current status of the payment/performance risk and represent the likelihood of risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. Wider credit spreads, in comparison to narrower credit spreads, represent a deterioration of the referenced entity’s credit soundness and a greater likelihood of risk of default or other credit event occurring as defined under the terms of the agreement. A credit spread identified as “Defaulted” indicates a credit event has occurred for the referenced entity or obligation.
(4)	The maximum potential amount the Fund could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.
(5)	The quoted market prices and resulting values for credit default swap agreements on credit indices serve as an indicator of the current status of the payment/performance risk and represent the likelihood of an expected liability (or profit) for the credit derivative had the notional amount of the swap agreement been closed/sold as of period end. Increasing values, in absolute terms when compared to the notional amount of the swap, represent a deterioration of the referenced entity’s credit soundness and a greater likelihood of risk of default or other credit event occurring as defined under the terms of the agreement.

Interest Rate Swaps – Pay Floating Rate

Floating Rate Index	Exchange	Fixed Rate	Expiration Date	Notional Amount	Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)
3-Month USD-LIBOR	CME	1.185%	06/13/21	$6,780,000	$2,413	$—	$2,413

Interest Rate Swaps – Receive Floating Rate
Floating Rate Index	Exchange	Fixed Rate	Expiration Date	Notional Amount	Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)
6-Month GBP-LIBOR	CME	0.500%	03/15/19	GBP 700,000	($1,436)	($1,046)	($390)
3-Month USD-LIBOR	CME	1.250%	06/21/19	$800,000	(2,320)	(1,958)	(362)
3-Month USD-LIBOR	LCH	2.000%	12/16/19	700,000	(20,194)	(15,635)	(4,559)
3-Month USD-LIBOR	LCH	2.000%	12/16/20	8,200,000	(295,830)	35,291	(331,121)
3-Month USD-LIBOR	CME	2.000%	06/15/21	500,000	(19,002)	(16,248)	(2,754)
3-Month USD-LIBOR	LCH	2.000%	06/15/21	14,000,000	(536,354)	(501,588)	(34,766)
3-Month USD-LIBOR	CME	1.500%	12/21/21	1,500,000	(20,093)	(18,180)	(1,913)
3-Month USD-LIBOR	CME	1.897%	08/31/22	10,000,000	(371,803)	—	(371,803)
3-Month USD-LIBOR	CME	1.900%	11/30/22	20,584,000	(776,287)	—	(776,287)
3-Month USD-LIBOR	LCH	2.250%	12/16/22	17,900,000	(1,076,554)	(427,592)	(648,962)
3-Month USD-LIBOR	CME	1.267%	05/15/23	20,992,000	23,991	(8,212)	32,203
3-Month USD-LIBOR	LCH	2.500%	12/16/25	1,500,000	(141,969)	(16,565)	(125,404)
3-Month USD-LIBOR	CME	1.580%	06/13/26	6,760,000	(64,391)	954	(65,345)
3-Month USD-LIBOR	LCH	2.250%	06/15/26	3,100,000	(229,986)	2,797	(232,783)
3-Month USD-LIBOR	LCH	1.750%	12/21/26	2,300,000	(57,313)	(57,397)	84
3-Month USD-LIBOR	CME	2.750%	12/16/45	26,800,000	(5,962,636)	(874,965)	(5,087,671)
3-Month USD-LIBOR	CME	0.641%	05/09/46	187,300,000	(96,277)	—	(96,277)
3-Month USD-LIBOR	CME	2.500%	06/15/46	700,000	(114,629)	(30,146)	(84,483)
3-Month USD-LIBOR	LCH	2.500%	06/15/46	400,000	(69,345)	2,082	(71,427)
6-Month CAD-LIBOR	CME	1.750%	12/16/46	CAD 300,000	(9,716)	(5,280)	(4,436)

					($9,842,144)	($1,933,688)	($7,908,456)

					($9,839,731)	($1,933,688)	($7,906,043)

Total Swap Agreements					($10,498,123)	($2,962,998)	($7,535,125)

See Notes to Financial Statements	See explanation of symbols and terms, if any, on A-107 and A-108

PACIFIC FUNDS

PF MANAGED BOND FUND

Schedule of Investments (Continued)

September 30, 2016 (Unaudited)

(j)	Fair Value Measurements

The following is a summary of the Fund’s investments as categorized under the three-tier hierarchy of inputs used in valuing the Fund’s assets and liabilities (See Note 3D in Notes to Financial Statements) as of September 30, 2016:

		Total Value at September 30, 2016	Level 1 Quoted Price	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Assets	Corporate Bonds & Notes	$262,021,446	$—	$262,021,446	$—
	Senior Loan Notes	19,551,398	—	19,551,398	—
	Mortgage-Backed Securities
	Collateralized Mortgage Obligations - Commercial	37,604,956	—	36,405,471	1,199,485
	Collateralized Mortgage Obligations - Residential	55,693,808	—	51,839,083	3,854,725
	Fannie Mae	190,227,159	—	190,227,159	—
	Freddie Mac	31,273,523	—	31,273,523	—
	Government National Mortgage Association	19,201,313	—	19,201,313	—

	Total Mortgage-Backed Securities	334,000,759	—	328,946,549	5,054,210

	Asset-Backed Securities	55,166,066	—	54,518,811	647,255
	U.S. Government Agency Issues	8,244,786	—	8,244,786	—
	U.S. Treasury Obligations	289,308,012	—	289,308,012	—
	Foreign Government Bonds & Notes	32,185,927	—	32,185,927	—
	Municipal Bonds	9,864,485	—	9,864,485	—
	Short-Term Investments	68,984,670	53,284,834	15,699,836	—
	Derivatives:
	Credit Contracts
	Swaps	154,176	—	154,176	—
	Foreign Currency Contracts
	Futures	25,793	25,793	—	—
	Forward Foreign Currency Contracts	573,350	—	573,350	—
	Purchased Options	65,223	—	65,223	—

	Total Foreign Currency Contracts	664,366	25,793	638,573	—

	Interest Rate Contracts
	Futures	724,913	724,913	—	—
	Purchased Options	166,961	69,789	97,172	—
	Swaps	26,404	—	26,404	—

	Total Interest Rate Contracts	918,278	794,702	123,576	—

	Total Assets - Derivatives	1,736,820	820,495	916,325	—

	Total Assets	1,081,064,369	54,105,329	1,021,257,575	5,701,465

Liabilities	Derivatives:
	Credit Contracts
	Swaps	(812,568)	—	(812,568)	—
	Foreign Currency Contracts
	Futures	(283,778)	(283,778)	—	—
	Forward Foreign Currency Contracts	(853,608)	—	(853,608)	—
	Written Options	(46,185)	—	(46,185)	—

	Total Foreign Currency Contracts	(1,183,571)	(283,778)	(899,793)	—

	Interest Rate Contracts
	Futures	(1,268,940)	(1,268,940)	—	—
	Written Options	(320,689)	(255,188)	(65,501)	—
	Swaps	(9,866,135)	—	(9,866,135)	—

	Total Interest Rate Contracts	(11,455,764)	(1,524,128)	(9,931,636)	—

	Total Liabilities - Derivatives	(13,451,903)	(1,807,906)	(11,643,997)	—

	Total Liabilities	(13,451,903)	(1,807,906)	(11,643,997)	—

	Total	$1,067,612,466	$52,297,423	$1,009,613,578	$5,701,465

See Notes to Financial Statements	See explanation of symbols and terms, if any, on A-107 and A-108

PACIFIC FUNDS

PF SHORT DURATION BOND FUND

Schedule of Investments

September 30, 2016 (Unaudited)

	Principal Amount	Value
CORPORATE BONDS & NOTES - 47.0%

Basic Materials - 0.4%

INVISTA Finance LLC 4.250% due 10/15/19 ~	$150,000	$150,001
LyondellBasell Industries NV 5.000% due 04/15/19	200,000	214,760

		364,761

Communications - 3.8%

Alibaba Group Holding Ltd (China) 2.500% due 11/28/19	220,000	224,742
AT&T Inc. 2.300% due 03/11/19	300,000	305,197
Baidu Inc (China) 2.750% due 06/09/19	210,000	215,491
Charter Communications Operating LLC 3.579% due 07/23/20 ~	120,000	125,540
Cisco Systems Inc 1.400% due 09/20/19	350,000	350,510
JD.com Inc (China) 3.125% due 04/29/21	370,000	370,589
Tencent Holdings Ltd (China) 2.875% due 02/11/20 ~	200,000	205,511
The Interpublic Group of Cos Inc 2.250% due 11/15/17	295,000	296,347
Thomson Reuters Corp 1.650% due 09/29/17	250,000	250,676
Time Warner Cable LLC
5.850% due 05/01/17	80,000	82,008
6.750% due 07/01/18	350,000	380,441
8.250% due 04/01/19	100,000	115,205
Verizon Communications Inc 3.650% due 09/14/18	470,000	490,772

		3,413,029

Consumer, Cyclical - 6.3%

Brinker International Inc 2.600% due 05/15/18	395,000	395,155
CVS Health Corp 1.900% due 07/20/18	175,000	176,765
Daimler Finance North America LLC (Germany) 1.650% due 05/18/18 ~	325,000	325,778
Delphi Automotive PLC (United Kingdom) 3.150% due 11/19/20	215,000	222,843
Dollar Tree Inc 5.250% due 03/01/20	100,000	104,250
Ford Motor Credit Co LLC
1.684% due 09/08/17	200,000	200,187
3.000% due 06/12/17	460,000	464,937
General Motors Financial Co Inc
3.100% due 01/15/19	200,000	203,965
3.150% due 01/15/20	175,000	178,462
4.750% due 08/15/17	200,000	205,451
GLP Capital LP 4.375% due 11/01/18	150,000	157,125
Hilton Domestic Operating Co Inc 4.250% due 09/01/24 ~	125,000	128,125
Hyundai Capital America
1.450% due 02/06/17 ~	290,000	290,280
2.400% due 10/30/18 ~	125,000	126,790
2.875% due 08/09/18 ~	175,000	178,642
Hyundai Capital Services Inc (South Korea) 3.500% due 09/13/17 ~	200,000	203,943
Newell Brands Inc 2.050% due 12/01/17	590,000	594,266
Nissan Motor Acceptance Corp (Japan)
1.550% due 09/13/19 ~	200,000	199,712
1.950% due 09/12/17 ~	275,000	276,097

	Principal Amount	Value
PACCAR Financial Corp 1.200% due 08/12/19	$85,000	$84,779
Toyota Motor Credit Corp 1.550% due 07/13/18	175,000	175,987
Volkswagen Group of America Finance LLC (Germany) 1.250% due 05/23/17 ~	250,000	249,214
Walgreens Boots Alliance Inc 1.750% due 05/30/18	175,000	176,024
Whirlpool Corp 1.350% due 03/01/17	290,000	290,200
Wyndham Worldwide Corp 2.950% due 03/01/17	60,000	60,279

		5,669,256

Consumer, Non-cyclical - 6.3%

AbbVie Inc
1.750% due 11/06/17	150,000	150,469
1.800% due 05/14/18	300,000	301,379
2.300% due 05/14/21	125,000	126,229
Actavis Inc 1.875% due 10/01/17	405,000	406,489
Aetna Inc 1.900% due 06/07/19	290,000	292,633
Anheuser-Busch InBev Finance Inc (Belgium) 1.900% due 02/01/19	400,000	404,193
Anstock II Ltd (Taiwan) 2.125% due 07/24/17 ~	200,000	200,266
Baxalta Inc
1.646% due 06/22/18 §	40,000	39,870
2.000% due 06/22/18	50,000	50,143
Bunge Ltd Finance Corp
3.200% due 06/15/17	430,000	435,624
3.500% due 11/24/20	55,000	57,584
Catholic Health Initiatives
1.600% due 11/01/17	65,000	65,142
2.600% due 08/01/18	130,000	132,544
Celgene Corp
1.900% due 08/15/17	161,000	161,898
2.125% due 08/15/18	225,000	227,499
EMD Finance LLC (Germany) 1.700% due 03/19/18 ~	336,000	336,509
ERAC USA Finance LLC
2.800% due 11/01/18 ~	50,000	51,159
6.375% due 10/15/17 ~	140,000	146,740
Express Scripts Holding Co 2.250% due 06/15/19	115,000	116,712
HPHT Finance Ltd (Singapore) 2.250% due 03/17/18 ~	200,000	201,317
Imperial Brands Finance PLC (United Kingdom) 2.050% due 07/20/18 ~	400,000	402,912
Medco Health Solutions Inc 4.125% due 09/15/20	80,000	86,328
Perrigo Co PLC 2.300% due 11/08/18	200,000	200,780
Perrigo Finance Unlimited Co 3.500% due 03/15/21	200,000	207,075
Reynolds American Inc 2.300% due 06/12/18	250,000	253,608
S&P Global Inc 2.500% due 08/15/18	35,000	35,567
Teva Pharmaceutical Finance Netherlands III BV (Israel)
1.400% due 07/20/18	250,000	249,461
1.700% due 07/19/19	125,000	124,793
Thermo Fisher Scientific Inc 1.300% due 02/01/17	150,000	150,318

		5,615,241

See Notes to Financial Statements	See explanation of symbols and terms, if any, on A-107 and A-108

PACIFIC FUNDS

PF SHORT DURATION BOND FUND

Schedule of Investments (Continued)

September 30, 2016 (Unaudited)

	Principal Amount	Value
Diversified - 0.2%

Hutchison Whampoa International Ltd (Hong Kong) 1.625% due 10/31/17 ~	$220,000	$220,282

Energy - 5.0%

Anadarko Petroleum Corp 6.375% due 09/15/17	338,000	352,454
Cameron International Corp
1.150% due 12/15/16	85,000	85,029
1.400% due 06/15/17	165,000	165,015
Canadian Natural Resources Ltd (Canada) 5.700% due 05/15/17	95,000	97,234
China Shenhua Overseas Capital Co Ltd (China) 3.125% due 01/20/20	300,000	308,511
CNOOC Nexen Finance ULC (China) 1.625% due 04/30/17	245,000	245,272
Columbia Pipeline Group Inc 2.450% due 06/01/18	130,000	130,823
ConocoPhillips Co 1.050% due 12/15/17	90,000	89,403
DCP Midstream Operating LP 2.500% due 12/01/17	325,000	324,188
Delek & Avner Tamar Bond Ltd (Israel) 2.803% due 12/30/16 ~	165,000	165,198
Enbridge Energy Partners LP 5.875% due 12/15/16	445,000	448,366
Encana Corp (Canada) 6.500% due 05/15/19	25,000	27,060
Energy Transfer Partners LP
6.125% due 02/15/17	50,000	50,762
6.700% due 07/01/18	95,000	101,933
Enterprise Products Operating LLC 1.650% due 05/07/18	255,000	255,184
Hess Corp 1.300% due 06/15/17	90,000	90,001
Kinder Morgan Energy Partners LP
5.950% due 02/15/18	55,000	57,858
6.000% due 02/01/17	50,000	50,727
Marathon Oil Corp 6.000% due 10/01/17	115,000	118,941
Murphy Oil Corp 3.500% due 12/01/17	310,000	315,460
ONEOK Partners LP 3.200% due 09/15/18	40,000	40,774
Panhandle Eastern Pipe Line Co LP 6.200% due 11/01/17	20,000	20,780
Petroleos Mexicanos (Mexico)
3.125% due 01/23/19	80,000	80,920
3.500% due 07/23/20	70,000	70,665
Rowan Cos Inc 5.000% due 09/01/17	120,000	121,350
Shell International Finance BV (Netherlands) 1.625% due 11/10/18	400,000	401,262
Transocean Inc 6.800% due 12/15/16	130,000	130,772
Williams Partners LP 7.250% due 02/01/17	115,000	117,111

		4,463,053

Financial - 17.2%

AerCap Ireland Capital Ltd (Netherlands) 3.950% due 02/01/22	150,000	153,937
Air Lease Corp 2.125% due 01/15/20	195,000	194,519
American Express Co 1.401% due 05/22/18 §	350,000	350,955
American International Group Inc
2.300% due 07/16/19	250,000	254,740
5.850% due 01/16/18	175,000	184,677

	Principal Amount	Value
Bank of America Corp
1.700% due 08/25/17	$200,000	$200,338
2.000% due 01/11/18	150,000	150,734
5.650% due 05/01/18	175,000	185,699
6.400% due 08/28/17	390,000	407,043
6.875% due 04/25/18	155,000	167,211
Banque Federative du Credit Mutuel SA (France) 2.500% due 10/29/18 ~	225,000	228,860
Barclays Bank PLC (United Kingdom) 6.050% due 12/04/17 ~	205,000	214,477
BB&T Corp 2.050% due 06/19/18	250,000	252,603
Berkshire Hathaway Finance Corp 1.700% due 03/15/19	205,000	206,945
Berkshire Hathaway Inc 1.150% due 08/15/18	110,000	110,009
BPCE SA (France) 2.500% due 12/10/18	300,000	306,094
Capital One NA
1.650% due 02/05/18	250,000	250,364
1.850% due 09/13/19	265,000	265,152
Citigroup Inc
1.550% due 08/14/17	275,000	275,384
1.800% due 02/05/18	500,000	501,412
Citizens Bank NA 2.300% due 12/03/18	340,000	344,088
CNA Financial Corp 6.950% due 01/15/18	50,000	53,191
CNO Financial Group Inc 4.500% due 05/30/20	75,000	77,156
Commonwealth Bank of Australia (Australia) 1.750% due 11/02/18	440,000	442,406
Credit Suisse AG (Switzerland)
1.375% due 05/26/17	250,000	249,751
1.645% due 09/12/17 §	225,000	225,279
Crown Castle International Corp REIT
2.250% due 09/01/21	255,000	255,107
3.400% due 02/15/21	110,000	115,242
Discover Bank 7.000% due 04/15/20	410,000	467,968
Fidelity National Financial Inc 6.600% due 05/15/17	380,000	390,775
JPMorgan Chase & Co 2.000% due 08/15/17	325,000	326,846
KeyBank NA 1.600% due 08/22/19	250,000	250,108
Kimco Realty Corp REIT 6.875% due 10/01/19	30,000	34,418
MassMutual Global Funding II 2.100% due 08/02/18 ~	400,000	406,272
Morgan Stanley
2.125% due 04/25/18	600,000	605,255
2.500% due 01/24/19	225,000	229,307
New York Life Global Funding 1.550% due 11/02/18 ~	425,000	427,293
PNC Bank NA 1.800% due 11/05/18	250,000	252,194
Principal Life Global Funding II 1.500% due 04/18/19 ~	200,000	199,816
Regions Bank 7.500% due 05/15/18	250,000	272,144
Reinsurance Group of America Inc 6.450% due 11/15/19	30,000	34,006
Santander UK Group Holdings PLC (United Kingdom) 2.875% due 10/16/20	55,000	55,527
Skandinaviska Enskilda Bank (Sweden) 1.500% due 09/13/19	250,000	248,830
Standard Chartered PLC (United Kingdom)
1.500% due 09/08/17 ~	195,000	194,616
2.100% due 08/19/19 ~	200,000	200,044

See Notes to Financial Statements	See explanation of symbols and terms, if any, on A-107 and A-108

PACIFIC FUNDS

PF SHORT DURATION BOND FUND

Schedule of Investments (Continued)

September 30, 2016 (Unaudited)

	Principal Amount	Value
Sumitomo Mitsui Banking Corp (Japan) 1.950% due 07/23/18	$400,000	$402,541
SunTrust Banks Inc 2.500% due 05/01/19	160,000	163,629
Swedbank AB (Sweden) 1.750% due 03/12/18 ~	250,000	251,331
The Bank of Tokyo-Mitsubishi UFJ Ltd (Japan) 2.150% due 09/14/18 ~	225,000	227,017
The Goldman Sachs Group Inc
5.950% due 01/18/18	310,000	327,155
6.150% due 04/01/18	505,000	538,058
The Toronto-Dominion Bank (Canada)
1.400% due 04/30/18	250,000	250,126
1.450% due 09/06/18	190,000	190,087
Trinity Acquisition PLC 3.500% due 09/15/21	45,000	46,958
Ventas Realty LP REIT 2.000% due 02/15/18	170,000	171,071
4.000% due 04/30/19	220,000	231,237
Voya Financial Inc 2.900% due 02/15/18	205,000	208,912
WEA Finance LLC REIT (Australia) 1.750% due 09/15/17 ~	600,000	601,216
Westpac Banking Corp (Australia) 2.250% due 07/30/18	400,000	405,621
XLIT Ltd (Ireland) 2.300% due 12/15/18	150,000	151,857

		15,385,608

Industrial - 4.5%

Agilent Technologies Inc 6.500% due 11/01/17	87,000	91,637
Amphenol Corp 1.550% due 09/15/17	95,000	95,153
Eagle Materials Inc 4.500% due 08/01/26	50,000	50,780
GATX Corp
1.250% due 03/04/17	220,000	219,872
2.375% due 07/30/18	110,000	111,155
2.600% due 03/30/20	90,000	91,259
Harris Corp 1.999% due 04/27/18	310,000	311,872
Kansas City Southern 2.350% due 05/15/20	235,000	237,069
Keysight Technologies Inc 3.300% due 10/30/19	300,000	305,560
Martin Marietta Materials Inc 1.938% due 06/30/17 §	305,000	305,772
Penske Truck Leasing Co LP
2.500% due 06/15/19 ~	170,000	172,587
2.875% due 07/17/18 ~	310,000	316,126
3.750% due 05/11/17 ~	40,000	40,551
Roper Technologies Inc
2.050% due 10/01/18	470,000	475,180
3.000% due 12/15/20	25,000	26,015
SBA Tower Trust
2.240% due 04/15/43 ~	300,000	301,032
2.933% due 12/15/42 ~	170,000	171,000
3.598% due 04/15/43 ~	250,000	250,999
Stanley Black & Decker Inc 2.451% due 11/17/18	467,000	477,352

		4,050,971

Technology - 1.1%

Fidelity National Information Services Inc
1.450% due 06/05/17	165,000	165,081
2.250% due 08/15/21	125,000	125,875
Hewlett Packard Enterprise Co 2.450% due 10/05/17 ~	660,000	665,438

		956,394

	Principal Amount	Value
Utilities - 2.2%

Dominion Resources Inc
1.500% due 09/30/18 ~	$120,000	$119,948
2.125% due 02/15/18 ~	200,000	199,310
2.962% due 07/01/19 §	45,000	46,215
Monongahela Power Co 5.700% due 03/15/17 ~	65,000	66,238
NextEra Energy Capital Holdings Inc
1.649% due 09/01/18	75,000	75,317
2.056% due 09/01/17	35,000	35,197
2.300% due 04/01/19	50,000	50,821
NiSource Finance Corp 6.400% due 03/15/18	330,000	352,401
PPL Capital Funding Inc 1.900% due 06/01/18	160,000	160,675
San Diego Gas & Electric Co 1.914% due 02/01/22	153,215	153,107
The Cleveland Electric Illuminating Co 7.880% due 11/01/17	350,000	372,300
Zhejiang Energy Group Hong Kong Ltd (Hong Kong) 2.300% due 09/30/17 ~	385,000	384,817

		2,016,346

Total Corporate Bonds & Notes (Cost $42,034,230)		42,154,941

MORTGAGE-BACKED SECURITIES - 17.5%

Collateralized Mortgage Obligations - Commercial - 4.8%

BAMLL Commercial Mortgage Securities Trust 2.808% due 06/15/28 " § ~	205,000	207,611
Banc of America Commercial Mortgage Trust
5.448% due 09/10/47 "	26,943	26,927
6.005% due 02/10/51 " §	25,000	25,782
Citigroup Commercial Mortgage Trust
1.485% due 10/10/47 "	59,903	60,058
1.637% due 06/10/48 "	223,898	225,105
1.643% due 09/10/58 "	52,341	52,548
Commercial Mortgage Trust
1.377% due 02/13/32 " § ~	180,000	179,610
1.443% due 08/10/49 "	74,271	74,200
1.445% due 12/10/47 "	179,710	180,063
1.604% due 10/10/48 "	78,526	78,804
1.667% due 07/10/50 "	243,624	245,048
1.770% due 02/10/49 "	9,302	9,364
3.221% due 10/10/53 "	200,000	211,303
Freddie Mac Multifamily Structured Pass-Through Certificates
1.369% due 05/25/19 "	265,586	266,043
1.426% due 08/25/17 "	361,804	362,350
GS Mortgage Securities Trust
1.429% due 10/10/49 "	65,000	65,077
1.593% due 07/10/48 "	77,711	78,068
JP Morgan Chase Commercial Mortgage Securities Trust 1.462% due 08/15/49 "	245,000	245,270
JPMBB Commercial Mortgage Securities Trust
1.445% due 10/15/48 "	68,799	68,849
1.539% due 11/15/47 "	48,920	49,050
1.626% due 05/15/48 "	96,444	96,647
JPMDB Commercial Mortgage Securities Trust 1.423% due 06/15/49 "	28,590	28,605
Morgan Stanley Bank of America Merrill Lynch Trust
1.389% due 09/15/49 "	425,000	425,350
1.597% due 05/15/49 "	23,855	23,955
1.686% due 10/15/47 "	172,292	173,292
1.706% due 05/15/48 "	161,251	162,234

See Notes to Financial Statements	See explanation of symbols and terms, if any, on A-107 and A-108

PACIFIC FUNDS

PF SHORT DURATION BOND FUND

Schedule of Investments (Continued)

September 30, 2016 (Unaudited)

	Principal Amount	Value
Morgan Stanley Capital I Trust 1.638% due 05/15/48 "	$150,780	$151,677
Wells Fargo Commercial Mortgage Trust
1.441% due 10/15/49 "	55,000	55,019
1.471% due 04/15/50 "	150,981	151,138
1.531% due 05/15/48 "	133,748	134,023
1.577% due 01/15/59 "	59,628	59,784
WFRBS Commercial Mortgage Trust
1.390% due 11/15/47 "	33,521	33,520
1.663% due 10/15/57 "	94,134	94,658

		4,301,032

Collateralized Mortgage Obligations - Residential - 2.5%

Deutsche Alt-A Securities Inc Mortgage Loan Trust 0.925% due 04/25/35 " §	142,871	126,812
DSLA Mortgage Loan Trust 1.371% due 09/19/44 " §	442,763	413,517
Fannie Mae 5.000% due 08/25/19 "	51,579	52,897
Fannie Mae Connecticut Avenue Securities 2.625% due 08/25/28 " §	187,635	189,829
Freddie Mac Structured Agency Credit Risk Debt
1.625% due 05/25/25 " §	144,957	145,301
1.775% due 03/25/28 " §	73,627	73,731
2.275% due 09/25/28 " §	238,873	239,993
GS Mortgage-Backed Securities Trust 2.482% due 07/25/44 " § ~	57,092	57,783
HarborView Mortgage Loan Trust 0.751% due 05/19/35 " §	107,760	90,174
JP Morgan Alternative Loan Trust 0.715% due 06/25/37 " §	61,736	59,497
Mill City Mortgage Loan Trust 2.500% due 04/25/57 " § ~	98,447	99,230
Structured Adjustable Rate Mortgage Loan Trust 3.003% due 11/25/34 " §	134,792	133,314
Towd Point Mortgage Trust
2.250% due 07/25/56 " § ~	100,000	100,498
2.750% due 02/25/55 " § ~	84,742	85,893
2.750% due 04/25/55 " § ~	138,801	141,396
2.750% due 05/25/55 " § ~	122,424	124,065
2.750% due 08/25/55 " § ~	92,751	94,241

		2,228,171

Fannie Mae - 9.1%

2.500% due 10/01/27 - 04/01/28 "	195,545	202,802
3.000% due 11/01/29 - 10/01/31 "	1,081,714	1,138,302
3.500% due 06/01/29 - 10/01/46 "	2,276,284	2,404,676
4.000% due 09/01/26 - 10/01/46 "	1,363,359	1,463,991
4.500% due 04/01/26 - 10/01/46 "	1,361,596	1,479,638
5.000% due 07/01/19 - 02/01/41 "	765,940	843,174
5.500% due 10/01/35 - 06/01/39 "	380,845	432,796
6.000% due 11/01/35 - 09/01/39 "	192,533	221,691

		8,187,070

Freddie Mac - 0.2%

4.000% due 09/01/44 "	44,318	47,558
5.000% due 11/01/16 - 04/01/18 "	10,651	10,951
5.500% due 01/01/20 - 12/01/39 "	52,888	59,395

		117,904

Government National Mortgage Association - 0.9%

4.000% due 10/20/45 "	573,164	615,426
6.000% due 07/15/36 "	178,828	209,820

		825,246

Total Mortgage-Backed Securities (Cost $15,555,878)		15,659,423

	Principal Amount	Value
ASSET-BACKED SECURITIES - 19.4%

AmeriCredit Automobile Receivables
1.700% due 07/08/20 "	$75,000	$75,021
1.810% due 10/08/20 "	25,000	25,151
AmeriCredit Automobile Receivables Trust
1.600% due 07/08/19 "	300,000	300,644
2.290% due 11/08/19 "	270,000	271,668
2.580% due 09/08/20 "	325,000	330,388
ARI Fleet Lease Trust 1.820% due 07/15/24 " ~	100,000	100,147
Ascentium Equipment Receivables LLC 1.930% due 03/11/19 " ~	295,000	296,472
Ascentium Equipment Receivables Trust 1.750% due 11/13/18 " ~	45,000	45,271
Capital Auto Receivables Asset Trust
1.540% due 08/20/20 "	60,000	60,053
1.620% due 03/20/19 "	200,000	200,599
1.630% due 01/20/21 "	40,000	40,015
1.730% due 09/20/19 "	155,000	155,681
1.730% due 04/20/20 "	75,000	75,352
Capital One Multi-Asset Execution Trust 1.330% due 06/15/22 "	325,000	324,696
CarMax Auto Owner Trust
1.520% due 02/16/21 "	95,000	95,641
1.690% due 08/15/19 "	45,000	45,278
1.930% due 11/15/19 "	65,000	65,317
CCG Receivables Trust
1.060% due 11/15/21 " ~	77,087	77,020
1.460% due 11/14/18 " ~	210,502	210,676
Chase Issuance Trust 1.840% due 04/15/22 "	360,000	365,784
Citigroup Mortgage Loan Trust Inc 0.685% due 06/25/37 " §	143,822	138,877
CNH Equipment Trust
1.370% due 07/15/20 "	370,000	370,699
1.370% due 10/15/20 "	300,000	299,871
1.440% due 12/15/21 "	135,000	135,187
DB Master Finance LLC 3.262% due 02/20/45 " ~	458,025	461,603
Discover Card Execution Note Trust 1.390% due 03/15/22 "	335,000	335,641
Domino’s Pizza Master Issuer LLC 5.216% due 01/25/42 " ~	205,122	211,694
Elara HGV Timeshare Issuer LLC 2.530% due 02/25/27 " ~	110,651	111,515
Enterprise Fleet Financing LLC
1.300% due 09/20/20 " ~	208,449	208,058
1.590% due 02/22/21 " ~	288,243	288,956
1.740% due 02/22/22 " ~	400,000	400,602
1.830% due 09/20/21 " ~	355,000	355,956
Ford Credit Auto Owner Trust
1.390% due 07/15/20 "	55,000	55,196
2.030% due 12/15/27 " ~	350,000	353,437
Ford Credit Floorplan Master Owner Trust
1.420% due 01/15/20 "	380,000	381,109
1.550% due 07/15/21 "	240,000	239,980
GM Financial Automobile Leasing Trust 1.610% due 12/20/19 "	75,000	75,469
1.620% due 09/20/19 "	140,000	140,783
GMF Floorplan Owner Revolving Trust
1.650% due 05/15/20 " ~	145,000	144,969
1.960% due 05/17/21 " ~	280,000	281,122
2.410% due 05/17/21 " ~	100,000	100,549
GreatAmerica Leasing Receivables 0.890% due 07/15/17 " ~	84,474	84,458
GreatAmerica Leasing Receivables Funding LLC 1.730% due 06/20/19 " ~	110,000	110,386
GSAA Home Equity Trust
0.510% due 07/25/37 " §	365,306	323,086
0.805% due 10/25/35 " §	59,290	55,361

See Notes to Financial Statements	See explanation of symbols and terms, if any, on A-107 and A-108

PACIFIC FUNDS

PF SHORT DURATION BOND FUND

Schedule of Investments (Continued)

September 30, 2016 (Unaudited)

	Principal Amount	Value
Hilton Grand Vacations Trust 1.770% due 11/25/26 " ~	$163,278	$162,136
Honda Auto Receivables Owner Trust 1.330% due 11/18/22 "	185,000	184,873
Hyundai Auto Lease Securitization Trust
1.520% due 10/15/19 " ~	100,000	100,264
1.600% due 07/15/19 " ~	100,000	100,426
1.650% due 07/15/20 " ~	100,000	100,103
Hyundai Auto Receivables Trust
1.450% due 11/15/22 "	320,000	320,957
1.560% due 09/15/20 "	45,000	45,332
John Deere Owner Trust
1.250% due 06/15/20 "	85,000	85,164
1.360% due 04/15/20 "	105,000	105,128
1.440% due 10/15/19 "	155,000	155,497
1.490% due 05/15/23 "	55,000	54,939
Kubota Credit Owner Trust
1.540% due 03/15/19 " ~	530,000	531,970
1.670% due 07/15/20 " ~	365,000	367,089
Mercedes-Benz Auto Lease Trust
1.520% due 03/15/19 "	280,000	281,304
Mercedes-Benz Auto Receivables Trust
1.260% due 02/16/21 "	215,000	215,583
MMAF Equipment Finance LLC
1.390% due 10/16/19 " ~	140,000	140,147
1.480% due 06/15/20 " ~	100,000	100,351
1.590% due 02/08/22 " ~	500,000	502,807
MVW Owner Trust 2.150% due 04/22/30 " ~	44,755	44,693
Nationstar HECM Loan Trust 2.013% due 08/25/26 " ~	94,851	94,851
Nissan Auto Lease Trust 1.610% due 01/18/22 "	160,000	160,229
Nissan Auto Receivables Owner Trust
1.320% due 01/15/21 "	40,000	40,174
1.340% due 10/15/20 "	95,000	95,365
Nissan Master Owner Trust Receivables
1.440% due 01/15/20 "	365,000	365,906
1.540% due 06/15/21 "	75,000	74,795
Sierra Timeshare Receivables Funding LLC
2.050% due 06/20/31 " ~	85,948	86,023
2.300% due 10/20/31 " ~	125,032	125,322
2.330% due 07/20/33 " ~	90,325	90,408
SLM Student Loan Trust
2.215% due 04/25/23 " §	60,563	60,755
2.365% due 07/25/22 " §	99,368	99,748
2.415% due 07/25/23 " §	96,043	96,665
SMART Trust (Australia)
0.990% due 08/14/17 "	18,063	18,047
1.180% due 02/14/19 "	346,284	345,401
1.660% due 08/14/19 "	220,000	219,281
Synchrony Credit Card Master Note Trust 1.690% due 03/15/21 "	485,000	487,058
USAA Auto Owner Trust 1.960% due 11/15/22 "	165,000	165,909
Volkswagen Auto Loan Enhanced Trust 1.390% due 05/20/21 "	655,000	652,772
Volvo Financial Equipment LLC 1.670% due 02/18/20 " ~	55,000	55,412
Wells Fargo Dealer Floorplan Master Note Trust 0.912% due 07/20/19 " §	315,000	314,959
Wells Fargo Home Equity Trust 0.675% due 01/25/37 " §	162,913	157,049
Wendys Funding LLC 3.371% due 06/15/45 " ~	341,550	344,099
Wheels SPV LLC
0.840% due 03/20/23 " ~	55,572	55,522
1.270% due 04/22/24 " ~	146,385	146,428
1.590% due 05/20/25 " ~	200,000	200,679

	Principal Amount	Value
World Omni Auto Receivables Trust
1.300% due 02/15/22 "	$295,000	$295,320
1.340% due 05/15/20 "	135,000	135,399

Total Asset-Backed Securities (Cost $17,340,899)		17,407,777

U.S. TREASURY OBLIGATIONS - 11.3%

U.S. Treasury Notes - 11.3%

0.750% due 07/31/18	3,490,000	3,489,456
0.750% due 07/15/19	6,675,000	6,653,360

		10,142,816

Total U.S. Treasury Obligations (Cost $10,164,406)		10,142,816

MUNICIPAL BONDS - 0.2%

State Board of Administration Finance Corp ‘A’ FL 2.163% due 07/01/19	150,000	153,216

Total Municipal Bonds (Cost $150,000)		153,216

SHORT-TERM INVESTMENTS - 7.1%

Commercial Paper - 4.1%

Anheuser-Busch InBev Worldwide Inc (Belgium) 1.201% due 09/05/17	250,000	247,235
AXA Financial Inc 1.431% due 07/24/17	250,000	247,127
Enbridge Energy Partners LP 1.466% due 11/09/16	320,000	319,490
Energy Transfer Partners LP 1.504% due 11/21/16	250,000	249,469
Ford Motor Credit Co LLC 1.562% due 09/01/17	445,000	438,695
Manhattan Asset Funding Co LLC 1.528% due 09/06/17	440,000	433,811
Pentair Finance SA (United Kingdom) 1.438% due 10/11/16	865,000	864,628
Plains All American Pipeline LP 1.386% due 11/01/16	655,000	654,210
Reckitt Benckiser Treasury Services PLC (United Kingdom) 1.193% due 08/25/17	250,000	247,341

		3,702,006

	Shares
Money Market Fund - 3.0%

BlackRock Liquidity Funds T-Fund Portfolio	2,681,535	2,681,535

Total Short-Term Investments (Cost $6,381,094)		6,383,541

TOTAL INVESTMENTS - 102.5% (Cost $91,626,507)		91,901,714

OTHER ASSETS & LIABILITIES, NET - (2.5%)		(2,240,014)

NET ASSETS - 100.0%		$89,661,700

See Notes to Financial Statements	See explanation of symbols and terms, if any, on A-107 and A-108

PACIFIC FUNDS

PF SHORT DURATION BOND FUND

Schedule of Investments (Continued)

September 30, 2016 (Unaudited)

Notes to Schedule of Investments

(a)	As of September 30, 2016, the Fund’s composition as a percentage of net assets was as follows:

Corporate Bonds & Notes	47.0%
Asset-Backed Securities	19.4%
Mortgage-Backed Securities	17.5%
U.S. Treasury Obligations	11.3%
Short-Term Investments	7.1%
Others (each less than 3.0%)	0.2%

	102.5%
Other Assets & Liabilities, Net	(2.5%	)

	100.0%

(b)	Open futures contracts outstanding as of September 30, 2016 were as follows:

Long Futures Outstanding	Number of Contracts	Unrealized Appreciation (Depreciation)
U.S. Treasury 2-Year Notes (12/16)	3	($5)
U.S. Treasury 5-Year Notes (12/16)	11	1,685

		1,680

Short Futures Outstanding
U.S. Treasury 10-Year Notes (12/16)	2	247

Total Futures Contracts		$1,927

(c)	Fair Value Measurements

The following is a summary of the Fund’s investments as categorized under the three-tier hierarchy of inputs used in valuing the Fund’s assets and liabilities (See Note 3D in Notes to Financial Statements) as of September 30, 2016:

		Total Value at September 30, 2016	Level 1 Quoted Price	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Assets	Corporate Bonds & Notes	$42,154,941	$—	$42,154,941	$—
	Mortgage-Backed Securities	15,659,423	—	15,659,423	—
	Asset-Backed Securities	17,407,777	—	17,407,777	—
	U.S. Treasury Obligations	10,142,816	—	10,142,816	—
	Municipal Bonds	153,216	—	153,216	—
	Short-Term Investments	6,383,541	2,681,535	3,702,006	—
	Derivatives:
	Interest Rate Contracts
	Futures	1,932	1,932	—	—

	Total Assets	91,903,646	2,683,467	89,220,179	—

Liabilities	Derivatives:
	Interest Rate Contracts
	Futures	(5)	(5)	—	—

	Total Liabilities	(5)	(5)	—	—

	Total	$91,903,641	$2,683,462	$89,220,179	$—

See Notes to Financial Statements	See explanation of symbols and terms, if any, on A-107 and A-108

PACIFIC FUNDS

PF EMERGING MARKETS DEBT FUND

Schedule of Investments

September 30, 2016 (Unaudited)

	Principal Amount	Value
CORPORATE BONDS & NOTES - 25.0%

Azerbaijan - 0.5%

Southern Gas Corridor CJSC 6.875% due 03/24/26 ~	$220,000	$247,038

Brazil - 2.3%

Marfrig Holding Europe BV 6.875% due 06/24/19 ~	200,000	204,000
Minerva Luxembourg SA 12.250% due 02/10/22 ~	300,000	328,500
Petrobras Global Finance BV
5.375% due 01/27/21	110,000	109,175
5.750% due 01/20/20	130,000	134,290
6.250% due 03/17/24	50,000	49,000
6.850% due 06/05/15	19,000	16,169
6.875% due 01/20/40	90,000	79,097
8.750% due 05/23/26	100,000	110,750
Vale Overseas Ltd
5.875% due 06/10/21	25,000	26,238
6.875% due 11/21/36	40,000	39,200
6.875% due 11/10/39	80,000	77,800

		1,174,219

Chile - 0.8%

Corp Nacional del Cobre de Chile
3.875% due 11/03/21 ~	200,000	209,468
4.875% due 11/04/44 ~	200,000	206,575

		416,043

China - 0.9%

Sinochem Overseas Capital Co Ltd 4.500% due 11/12/20 ~	200,000	217,694
Sinopec Group Overseas Development Ltd 4.875% due 05/17/42 ~	200,000	236,283

		453,977

Colombia - 0.1%

Ecopetrol SA 7.625% due 07/23/19	40,000	45,750

Costa Rica - 0.3%

Instituto Costarricense de Electricidad 6.375% due 05/15/43 ~	200,000	175,500

Dominican Republic - 0.8%

Aeropuertos Dominicanos Siglo XXI SA 9.750% due 11/13/19 ~	400,000	421,200

Ecuador - 0.7%

EP PetroEcuador 6.487% due 09/24/19 § ~	351,217	343,315

Georgia - 0.4%

Georgian Railway JSC 7.750% due 07/11/22 ~	200,000	227,175

Hong Kong - 0.2%

Industrial & Commercial Bank of China Asia Ltd 5.125% due 11/30/20 ~	100,000	110,467

	Principal Amount	Value
Indonesia - 0.9%

Majapahit Holding BV
7.750% due 01/20/20 ~	$100,000	$115,250
8.000% due 08/07/19 ~	100,000	114,750
P.T. Pertamina Persero 6.000% due 05/03/42 ~	200,000	220,668

		450,668

Jamaica - 0.7%

Digicel Group Ltd 8.250% due 09/30/20 ~	400,000	349,500

Kazakhstan - 2.5%

Development Bank of Kazakhstan JSC 4.125% due 12/10/22 ~	220,000	216,761
Kazakhstan Temir Zholy Finance BV 6.950% due 07/10/42 ~	300,000	327,390
Kazkommertsbank JSC
5.500% due 12/21/22 ~	100,474	69,697
6.875% due 02/13/17	EUR 200,000	223,570
8.500% due 05/11/18 ~	$290,000	284,200
KazMunayGas National Co JSC 5.750% due 04/30/43 ~	203,000	206,096

		1,327,714

Luxembourg - 0.4%

Altice Financing SA 7.500% due 05/15/26 ~	200,000	208,500

Malaysia - 0.5%

Wakala Global Sukuk Bhd 4.646% due 07/06/21 ~	250,000	280,350

Mexico - 1.6%

Comision Federal de Electricidad
4.875% due 01/15/24 ~	200,000	211,000
5.750% due 02/14/42 ~	200,000	208,000
Petroleos Mexicanos
5.500% due 06/27/44	46,000	40,107
5.625% due 01/23/46	49,000	43,034
6.000% due 03/05/20	20,000	21,650
6.500% due 06/02/41	50,000	48,875
6.750% due 09/21/47	115,000	114,828
6.875% due 08/04/26 ~	112,000	126,554
7.190% due 09/12/24 ~	MXN 650,000	31,045

		845,093

Netherlands - 0.7%

New World Resources NV 8.000% PIK due 04/07/20 * Ω ~ +	EUR 156,460	—
Zhaikmunai LLP
6.375% due 02/14/19 ~	$200,000	185,000
7.125% due 11/13/19 ~	200,000	185,500

		370,500

Philippines - 0.8%

Development Bank of the Philippines 5.500% due 03/25/21 ~	200,000	228,504
Power Sector Assets & Liabilities Management Corp 7.390% due 12/02/24 ~	130,000	177,365

		405,869

See Notes to Financial Statements	See explanation of symbols and terms, if any, on A-107 and A-108

PACIFIC FUNDS

PF EMERGING MARKETS DEBT FUND

Schedule of Investments (Continued)

September 30, 2016 (Unaudited)

	Principal Amount	Value
Russia - 1.6%

Gazprom Neft OAO 4.375% due 09/19/22 ~	$200,000	$201,760
Gazprom OAO
8.625% due 04/28/34 ~	95,000	125,306
9.250% due 04/23/19 ~	60,000	69,175
Sberbank of Russia 5.500% due 02/26/24 § ~	200,000	202,250
SCF Capital Ltd 5.375% due 06/16/23 ~	232,000	243,485

		841,976

South Africa - 1.5%

Eskom Holdings SOC Ltd
5.750% due 01/26/21 ~	356,000	354,006
6.750% due 08/06/23 ~	200,000	206,118
7.125% due 02/11/25 ~	200,000	206,218

		766,342

Ukraine - 0.4%

MHP SA 8.250% due 04/02/20 ~	240,000	231,000

United Arab Emirates - 0.6%

Dubai DOF Sukuk Ltd 6.450% due 05/02/22 ~	50,000	58,404
Emirates Airline 4.500% due 02/06/25 ~	80,952	83,240
Topaz Marine SA 8.625% due 11/01/18 ~	200,000	194,694

		336,338

Venezuela - 5.8%

Petroleos de Venezuela SA
5.125% due 10/28/16	400,361	389,351
5.250% due 04/12/17 ~	685,200	585,777
5.375% due 04/12/27 ~	93,000	39,065
8.500% due 11/02/17 ~	2,097,961	1,806,345
9.000% due 11/17/21 ~	119,354	68,121
9.750% due 05/17/35 ~	146,278	76,467
12.750% due 02/17/22 ~	101,000	66,418

		3,031,544

Total Corporate Bonds & Notes (Cost $12,189,752)		13,060,078

CONVERTIBLE CORPORATE BONDS & NOTES - 0.0%

Netherlands - 0.0%

New World Resources NV 4.000% PIK due 10/07/20 * Ω ~ +	EUR 121,873	—

Total Convertible Corporate Bonds & Notes (Cost $81,948)		—

SENIOR LOAN NOTES - 1.5%

United Arab Emirates - 1.5%

Dubai Drydocks LLC 4.854% due 10/18/17 §	$131,214	103,659
Term A 0.100% due 10/18/27 §	287,369	54,600
Dubai World Term B1 3.750% PIK due 09/30/18 §	703,872	592,661

Total Senior Loan Notes (Cost $790,952)		750,920

	Principal Amount	Value
FOREIGN GOVERNMENT BONDS & NOTES - 62.9%

Argentina - 1.2%

Argentine Republic Government
2.500% due 12/31/38 §	$282,217	$201,785
6.875% due 04/22/21 ~	153,000	166,923
7.500% due 04/22/26 ~	252,000	284,886

		653,594

Azerbaijan - 0.5%

State Oil Co of the Azerbaijan Republic 4.750% due 03/13/23 ~	250,000	247,100

Belarus - 0.6%

Republic of Belarus International 8.950% due 01/26/18 ~	300,000	316,350

Brazil - 9.3%

Banco Nacional de Desenvolvimento Economico e Social 6.500% due 06/10/19 ~	70,000	75,775
Brazil Letras do Tesouro Nacional
11.441% due 01/01/19	BRL 7,660,000	1,844,950
11.485% due 01/01/20	610,000	131,667
Brazil Notas do Tesouro Nacional ‘F’
10.000% due 01/01/21	2,860,000	839,298
10.000% due 01/01/23	1,977,000	569,492
10.000% due 01/01/25	1,699,000	483,551
10.000% due 01/01/27	636,000	178,164
Brazilian Government
4.250% due 01/07/25	$175,000	174,956
4.875% due 01/22/21	100,000	107,000
5.000% due 01/27/45	141,000	128,310
5.875% due 01/15/19	90,000	97,785
7.125% due 01/20/37	100,000	117,250
8.250% due 01/20/34	30,000	38,550
8.875% due 04/15/24	60,000	78,450

		4,865,198

Chile - 0.2%

Chile Government 6.000% due 01/01/20 ~	CLP 60,000,000	97,682

Colombia - 4.5%

Colombia Government
5.000% due 06/15/45	$262,000	285,318
6.125% due 01/18/41	183,000	222,803
7.375% due 09/18/37	120,000	162,000
8.125% due 05/21/24	155,000	205,569
11.750% due 02/25/20	78,000	102,375
Colombian TES
5.000% due 11/21/18	COP 1,970,700,000	668,078
7.000% due 05/04/22	1,423,900,000	504,576
11.000% due 07/24/20	366,000,000	146,175
Empresa de Telecomunicaciones de Bogota 7.000% due 01/17/23 ~	144,000,000	37,363

		2,334,257

Costa Rica - 0.3%

Costa Rica Government
4.375% due 04/30/25 ~	$90,000	87,750
5.625% due 04/30/43 ~	90,000	83,250

		171,000

See Notes to Financial Statements	See explanation of symbols and terms, if any, on A-107 and A-108

PACIFIC FUNDS

PF EMERGING MARKETS DEBT FUND

Schedule of Investments (Continued)

September 30, 2016 (Unaudited)

	Principal Amount	Value
Croatia - 1.2%

Croatia Government
6.000% due 01/26/24 ~	$310,000	$357,275
6.625% due 07/14/20 ~	160,000	179,640
6.750% due 11/05/19 ~	100,000	111,032

		647,947

Dominican Republic - 2.0%

Dominican Republic
5.500% due 01/27/25 ~	130,000	138,450
5.875% due 04/18/24 ~	260,000	283,400
6.600% due 01/28/24 ~	100,000	113,125
6.850% due 01/27/45 ~	140,000	157,500
6.875% due 01/29/26 ~	140,000	162,400
7.500% due 05/06/21 ~	170,000	190,825

		1,045,700

Ecuador - 3.7%

Ecuador Government
7.950% due 06/20/24 ~	368,000	331,200
10.500% due 03/24/20 ~	1,388,000	1,419,230
10.750% due 03/28/22 ~	200,000	204,500

		1,954,930

Egypt - 0.2%

Egypt Government 6.875% due 04/30/40 ~	100,000	96,750

El Salvador - 0.3%

El Salvador Government
5.875% due 01/30/25 ~	40,000	40,050
6.375% due 01/18/27 ~	60,000	60,600
7.650% due 06/15/35 ~	35,000	36,794
8.250% due 04/10/32 ~	37,000	41,394

		178,838

Ethiopia - 0.6%

Ethiopia International 6.625% due 12/11/24 ~	310,000	306,900

Gabon - 0.4%

Gabon Government 6.375% due 12/12/24 ~	250,000	229,964

Hungary - 2.3%

Hungary Government
4.125% due 02/19/18	148,000	153,196
5.375% due 02/21/23	240,000	275,634
5.375% due 03/25/24	84,000	97,704
5.500% due 06/24/25	HUF 32,650,000	144,888
5.750% due 11/22/23	$240,000	283,113
6.250% due 01/29/20	101,000	113,643
7.625% due 03/29/41	96,000	150,857

		1,219,035

India - 0.4%

Export-Import Bank of India 4.000% due 08/07/17 ~	200,000	203,681

Indonesia - 3.9%

Indonesia Government
3.750% due 06/14/28 ~	EUR 100,000	123,057
5.875% due 03/13/20 ~	$100,000	112,082
5.950% due 01/08/46 ~	200,000	253,555
6.875% due 01/17/18 ~	115,000	122,616

	Principal Amount	Value
Indonesia Treasury
5.625% due 05/15/23	IDR 1,239,000,000	$88,705
6.625% due 05/15/33	711,000,000	50,403
7.000% due 05/15/22	303,000,000	23,427
7.000% due 05/15/27	536,000,000	41,077
8.250% due 07/15/21	3,214,000,000	260,475
8.250% due 05/15/36	1,236,000,000	102,586
8.375% due 09/15/26	5,336,000,000	445,654
8.750% due 05/15/31	2,264,000,000	195,668
Perusahaan Penerbit SBSN Indonesia III 4.325% due 05/28/25 ~	$200,000	215,000

		2,034,305

Ivory Coast - 1.7%

Ivory Coast Government
5.375% due 07/23/24 ~	390,000	392,925
5.750% due 12/31/32 § ~	492,030	485,068

		877,993

Kazakhstan - 0.9%

KazAgro National Management Holding JSC 4.625% due 05/24/23 ~	200,000	193,500
Kazakhstan Government 6.500% due 07/21/45 ~	230,000	287,602

		481,102

Lebanon - 1.4%

Lebanon Government
5.150% due 11/12/18 ~	70,000	69,755
5.450% due 11/28/19 ~	30,000	29,768
6.000% due 01/27/23 ~	60,000	58,860
6.100% due 10/04/22 ~	94,000	93,079
6.200% due 02/26/25 ~	60,000	58,018
6.375% due 03/09/20	126,000	127,683
6.600% due 11/27/26 ~	81,000	79,878
6.750% due 11/29/27 ~	60,000	59,491
8.250% due 04/12/21 ~	165,000	179,302

		755,834

Lithuania - 0.9%

Lithuania Government
6.625% due 02/01/22 ~	200,000	247,347
7.375% due 02/11/20 ~	178,000	211,620

		458,967

Malaysia - 0.6%

Malaysia Government
3.418% due 08/15/22	MYR 84,000	20,267
3.480% due 03/15/23	27,000	6,530
3.900% due 11/30/26	33,000	8,209
4.070% due 09/30/26	175,000	43,958
4.181% due 07/15/24	212,000	53,359
4.254% due 05/31/35	33,000	8,123
4.390% due 07/07/23	174,000	44,263
4.392% due 04/15/26	22,000	5,611
4.498% due 04/15/30	399,000	101,633
4.736% due 03/15/46	67,000	16,957

		308,910

Mexico - 2.5%

Mexican Udibonos 4.000% due 06/13/19 ^	MXN 18,389,217	990,807
Mexico Government
4.000% due 03/15/15	EUR 166,000	177,062
4.750% due 03/08/44	$38,000	39,615
5.550% due 01/21/45	31,000	36,076
5.750% due 10/12/10	60,000	63,750

		1,307,310

See Notes to Financial Statements	See explanation of symbols and terms, if any, on A-107 and A-108

PACIFIC FUNDS

PF EMERGING MARKETS DEBT FUND

Schedule of Investments (Continued)

September 30, 2016 (Unaudited)

	Principal Amount	Value
Morocco - 0.7%

Morocco Government 4.250% due 12/11/22 ~	$320,000	$340,333

Pakistan - 1.6%

Pakistan Government
6.750% due 12/03/19 ~	350,000	369,398
8.250% due 04/15/24 ~	200,000	219,482
8.250% due 09/30/25 ~	200,000	223,100

		811,980

Panama - 0.9%

Panama Government
4.000% due 09/22/24	200,000	219,750
6.700% due 01/26/36	100,000	137,000
8.875% due 09/30/27	50,000	75,250
9.375% due 04/01/29	40,000	62,100

		494,100

Peru - 1.9%

Peruvian Government
5.625% due 11/18/50	163,000	216,383
5.700% due 08/12/24 ~	PEN 302,000	91,678
6.350% due 08/12/28 ~	148,000	43,683
6.950% due 08/12/31 ~	340,000	109,527
7.350% due 07/21/25	$178,000	247,865
8.200% due 08/12/26 ~	PEN 56,000	19,716
8.750% due 11/21/33	$165,000	268,125

		996,977

Philippines - 1.5%

Philippine Government
3.900% due 11/26/22	PHP 10,000,000	206,722
7.750% due 01/14/31	$170,000	265,366
9.500% due 02/02/30	100,000	172,665
10.625% due 03/16/25	76,000	124,158

		768,911

Poland - 1.0%

Republic of Poland Government
2.500% due 07/25/26	PLN 341,000	86,166
3.000% due 03/17/23	$37,000	38,548
3.250% due 07/25/25	PLN 829,000	223,786
4.000% due 10/25/23	477,000	135,526
5.000% due 03/23/22	$39,000	44,542

		528,568

Romania - 1.2%

Romanian Government
4.375% due 08/22/23 ~	254,000	281,602
6.125% due 01/22/44 ~	38,000	51,437
6.750% due 02/07/22 ~	242,000	292,177

		625,216

Serbia - 0.4%

Serbia Government 5.875% due 12/03/18 ~	200,000	212,325

South Africa - 4.6%

Republic of South Africa Government
4.300% due 10/12/28 #	224,000	222,880
6.875% due 05/27/19	146,000	163,739
7.000% due 02/28/31	ZAR 5,510,000	336,104
7.750% due 02/28/23	3,010,000	213,107
8.000% due 01/31/30	1,880,000	126,184
8.250% due 03/31/32	2,130,000	143,798
8.500% due 01/31/37	2,900,000	195,777
8.750% due 01/31/44	3,180,000	217,081

	Principal Amount	Value
8.750% due 02/28/48	ZAR 4,430,000	$301,763
10.500% due 12/21/26	5,760,000	471,168

		2,391,601

Thailand - 0.5%

Thailand Government
1.250% due 03/12/28 ^ ~	THB 2,057,310	55,628
3.400% due 06/17/36	5,139,000	167,462
4.675% due 06/29/44	659,000	26,548

		249,638

Turkey - 3.9%

Turkey Government
3.000% due 02/23/22 ^	TRY 444,103	153,934
3.250% due 03/23/23	$200,000	188,466
5.625% due 03/30/21	100,000	106,750
6.750% due 04/03/18	150,000	158,783
6.750% due 05/30/40	110,000	128,707
7.000% due 06/05/20	20,000	22,169
7.375% due 02/05/25	30,000	35,561
7.500% due 07/14/17	120,000	124,967
7.500% due 11/07/19	100,000	111,380
9.400% due 07/08/20	TRY 590,000	199,666
10.600% due 02/11/26	480,000	170,839
10.700% due 02/17/21	1,760,000	621,806

		2,023,028

Ukraine - 0.5%

Ukraine Government
4.873% due 05/31/40 § ~	$53,000	17,174
7.750% due 09/01/22 ~	114,000	110,580
7.750% due 09/01/23 ~	114,000	109,796

		237,550

United Arab Emirates - 0.4%

Abu Dhabi Government 3.125% due 05/03/26 ~	200,000	209,339

Uruguay - 0.9%

Uruguay Government
4.125% due 11/20/45	78,548	74,031
4.500% due 08/14/24	114,235	126,087
5.100% due 06/18/50	20,000	20,800
7.625% due 03/21/36	102,000	144,330
7.875% due 01/15/33	93,000	131,828

		497,076

Venezuela - 2.6%

Venezuela Government
6.000% due 12/09/20 ~	103,000	55,981
7.750% due 10/13/19 ~	110,000	68,145
8.250% due 10/13/24 ~	232,000	115,072
9.000% due 05/07/23 ~	166,000	84,992
9.250% due 09/15/27	172,000	94,342
9.250% due 05/07/28 ~	165,000	85,346
11.750% due 10/21/26 ~	672,000	400,512
11.950% due 08/05/31 ~	724,200	438,141
12.750% due 08/23/22 ~	41,000	26,855

		1,369,386

Vietnam - 0.4%

Vietnam Government 6.750% due 01/29/20 ~	180,000	201,217

Zambia - 0.3%

Zambia Government 8.970% due 07/30/27 ~	160,000	158,600

Total Foreign Government Bonds & Notes (Cost $31,040,334)		32,909,192

See Notes to Financial Statements	See explanation of symbols and terms, if any, on A-107 and A-108

PACIFIC FUNDS

PF EMERGING MARKETS DEBT FUND

Schedule of Investments (Continued)

September 30, 2016 (Unaudited)

	Principal Amount	Value
SHORT-TERM INVESTMENTS - 6.7%

Foreign Government Issues - 0.2%

Letras del Banco Central de la Republic Argentina (Argentina)
25.903% due 01/04/17	ARS 625,728	$38,344
25.853% due 01/11/17	1,653,489	100,889

		139,233

	Shares
Money Market Fund - 6.5%

BlackRock Liquidity Funds T-Fund Portfolio	3,382,649	3,382,649

Total Short-Term Investments (Cost $3,531,161)		3,521,882

TOTAL INVESTMENTS - 96.1% (Cost $47,634,147)		50,242,072

OTHER ASSETS & LIABILITIES, NET - 3.9%		2,049,515

NET ASSETS - 100.0%		$52,291,587

Notes to Schedule of Investments

(a)	As of September 30, 2016, the Fund’s composition as a percentage of net assets was as follows:

Foreign Government Bonds & Notes	62.9%
Corporate Bonds & Notes	25.0%
Short-Term Investment	6.7%
Others (each less than 3.0%)	1.5%

96.1%
Other Assets & Liabilities, Net	3.9%

100.0%

(b)	As of September 30, 2016, the Fund’s composition by country of risk as a percentage of net assets was as follows:

Brazil	11.6%
Venezuela	8.4%
United States (Includes Short-Term Investments)	6.5%
South Africa	6.1%
Indonesia	4.8%
Colombia	4.6%
Ecuador	4.4%
Mexico	4.1%
Turkey	3.9%
Kazakhstan	3.4%
Others (each less than 3.0%)	38.3%

96.1%
Other Assets & Liabilities, Net	3.9%

100.0%

(c)	Forward foreign currency contracts outstanding as of September 30, 2016 were as follows:

Currency Purchased		Currency Sold		Expiration	Counterparty	Unrealized Appreciation (Depreciation)
ARS	3,202,712	USD	206,360	10/16	BNP	$1,428
ARS	1,983,924	USD	127,077	11/16	BNP	(574)
BRL	2,820,107	USD	867,392	10/16	GSC	(1,230)
BRL	850,590	USD	260,000	11/16	MER	(978)
BRL	3,959,268	USD	1,189,596	01/17	DUB	(6,061)
BRL	2,156,050	USD	650,000	01/17	GSC	(5,497)
BRL	1,020,337	USD	306,490	01/17	MER	(1,483)
CLP	151,413,425	USD	228,153	10/16	BNP	1,548
CNH	2,269,178	USD	343,503	10/16	BNP	(3,719)
CNH	3,378,872	USD	497,698	10/16	BNP	8,250
CNH	4,321,800	USD	650,050	01/17	HSB	(6,184)
CNH	12,427,231	USD	1,950,616	03/17	HSB	(104,515)
CNH	7,234,593	USD	1,081,204	05/17	HSB	(10,318)
CNY	8,454,368	USD	1,268,092	10/16	HSB	(2,231)
COP	596,809,320	USD	200,000	10/16	BNP	5,736
CZK	16,369,143	USD	669,769	10/16	JPM	11,541
CZK	1,068,158	EUR	39,876	09/17	JPM	12
CZK	14,467,140	EUR	540,000	09/17	MER	259
HUF	365,965,721	USD	1,280,899	10/16	DUB	53,823
ILS	1,393,639	USD	361,965	10/16	DUB	10,266
INR	22,285,816	USD	334,000	10/16	HSB	(916)
INR	65,815,893	USD	974,423	10/16	JPM	9,263
INR	16,397,783	USD	242,427	11/16	ANZ	1,252
INR	8,530,000	USD	125,969	11/16	BNP	791
INR	12,600,307	USD	186,092	11/16	BRC	1,155
INR	4,473,137	USD	66,279	11/16	DUB	195
INR	8,400,000	USD	124,095	11/16	HSB	733
INR	19,378,000	USD	286,858	11/16	UBS	1,108
KRW	1,454,930,061	USD	1,325,049	10/16	BRC	(4,306)
MXN	5,946,445	USD	318,085	10/16	BNP	(12,512)
MXN	6,466,871	USD	328,942	10/16	BNP	3,375
MXN	16,650,838	USD	897,286	10/16	BRC	(41,639)
MXN	1,022,625	USD	54,415	10/16	CIT	(1,865)
MXN	19,689,047	USD	1,049,096	10/16	JPM	(37,323)
MXN	614,926	USD	32,695	10/16	MER	(1,095)
MXN	23,321,465	USD	1,310,710	03/17	BNP	(132,070)

See Notes to Financial Statements	See explanation of symbols and terms, if any, on A-107 and A-108

PACIFIC FUNDS

PF EMERGING MARKETS DEBT FUND

Schedule of Investments (Continued)

September 30, 2016 (Unaudited)

Currency Purchased		Currency Sold		Expiration	Counterparty	Unrealized Appreciation (Depreciation)
MXN	23,321,273	USD	1,305,271	03/17	MER	($126,640)
MYR	6,528,400	USD	1,633,734	10/16	UBS	(57,872)
PEN	1,369,617	USD	414,000	10/16	BNP	(10,346)
PEN	412,347	USD	124,595	10/16	CIT	(3,068)
PEN	1,391,712	USD	420,000	10/16	CSF	(9,835)
PEN	548,123	USD	164,232	10/16	DUB	(2,689)
PHP	1,524,701	USD	32,846	10/16	HSB	(1,428)
PLN	1,440,797	USD	363,548	10/16	DUB	12,967
PLN	4,410,221	USD	1,148,009	11/16	HSB	3,782
PLN	3,623,997	USD	947,475	12/16	HSB	(1,095)
RON	253,409	USD	63,210	10/16	BRC	886
RON	473,792	USD	117,435	10/16	MER	2,403
RON	1,683,746	USD	427,249	11/16	JPM	(1,104)
RON	1,481,382	USD	374,806	12/16	MER	237
RUB	9,113,388	USD	136,420	10/16	CIT	7,642
RUB	18,405,858	USD	284,590	10/16	GSC	6,366
RUB	2,301,950	USD	35,000	10/16	HSB	1,389
RUB	112,878,598	USD	1,703,249	11/16	BRC	67,302
RUB	14,190,318	USD	218,819	11/16	CSF	3,763
RUB	7,274,066	USD	112,391	11/16	JPM	1,706
RUB	50,174,413	USD	773,002	12/16	DUB	12,230
SGD	2,189,550	USD	1,627,011	10/16	HSB	(21,063)
THB	47,355,444	USD	1,356,617	10/16	HSB	9,451
TRY	1,682,249	USD	561,636	11/16	DUB	(8,056)
TRY	171,785	USD	57,050	11/16	HSB	(520)
TWD	24,197,873	USD	768,430	11/16	JPM	4,838
USD	215,455	ARS	3,315,136	10/16	BNP	1,406
USD	79,194	ARS	1,218,788	10/16	JPM	122
USD	85,004	ARS	1,332,435	11/16	BNP	42
USD	85,294	ARS	1,331,212	11/16	JPM	411
USD	553,860	BRL	1,799,770	10/16	DUB	1,083
USD	314,628	BRL	1,020,337	10/16	MER	1,243
USD	508,673	BRL	2,212,729	01/17	GSC	(152,773)
USD	346,261	BRL	1,376,907	01/17	MER	(65,335)
USD	772,312	BRL	3,042,137	03/17	BNP	(122,624)
USD	650,000	BRL	2,313,958	10/17	DUB	4,330
USD	650,000	BRL	2,309,450	10/17	GSC	5,588
USD	111,000	CLP	72,949,200	10/16	BNP	333
USD	860,000	CNH	5,648,050	10/16	BNP	14,268
USD	630,000	CNH	4,321,800	01/17	HSB	(13,866)
USD	1,963,192	CNH	12,427,231	03/17	HSB	117,089
USD	1,081,000	CNH	7,234,593	05/17	HSB	10,114
USD	56,001	COP	162,956,750	10/16	BNP	(174)
USD	250,000	COP	747,415,000	10/16	DUB	(7,653)
USD	110,000	COP	330,258,500	10/16	GSC	(3,849)
USD	309,222	COP	923,260,041	10/16	JPM	(9,050)
USD	244,000	CZK	5,975,550	10/16	DUB	(4,712)
USD	548,095	EUR	487,148	10/16	BRC	322
USD	450,000	HUF	128,570,670	10/16	CIT	(18,913)
USD	20,183	IDR	267,150,000	10/16	BRC	(194)
USD	16,191	IDR	213,976,435	10/16	HSB	(130)
USD	45,451	IDR	607,000,000	11/16	ANZ	(617)
USD	168,919	ILS	650,357	10/16	DUB	(4,787)
USD	237,550	KRW	262,436,213	10/16	BNP	(682)
USD	113,450	MXN	2,105,259	10/16	BRC	5,266
USD	2,339,975	MXN	44,216,947	10/16	CIT	67,772
USD	45,000	MXN	837,594	10/16	GSC	1,958
USD	110,096	MXN	2,062,038	10/16	HSB	4,133
USD	512,780	MXN	10,194,582	10/16	MER	(11,095)
USD	870,000	MXN	16,955,539	03/17	JPM	13,086
USD	114,737	MYR	472,165	10/16	ANZ	763
USD	85,000	MYR	347,353	10/16	HSB	1,154
USD	482,000	PEN	1,612,338	10/16	BNP	6,812
USD	30,000	PHP	1,398,900	10/16	ANZ	1,174
USD	881,000	PLN	3,510,765	10/16	CIT	(36,449)
USD	55,000	PLN	215,216	10/16	MER	(1,241)
USD	135,000	RON	538,495	10/16	MER	(1,204)
USD	357,000	RON	1,448,209	10/16	UBS	(9,301)
USD	1,036,000	RUB	67,696,695	10/16	BRC	(34,134)
USD	131,570	RUB	9,016,229	10/16	MSC	(10,957)

See Notes to Financial Statements	See explanation of symbols and terms, if any, on A-107 and A-108

PACIFIC FUNDS

PF EMERGING MARKETS DEBT FUND

Schedule of Investments (Continued)

September 30, 2016 (Unaudited)

Currency Purchased		Currency Sold		Expiration	Counterparty	Unrealized Appreciation (Depreciation)
USD	1,013,000	SGD	1,364,642	10/16	CIT	$12,089
USD	40,000	SGD	54,329	10/16	MER	152
USD	229,172	SGD	310,551	10/16	UBS	1,395
USD	312,000	TRY	988,531	10/16	GSC	(15,352)
USD	172,808	TRY	531,490	10/16	HSB	(3,195)
USD	180,146	ZAR	2,457,198	10/16	BRC	2,136
USD	362,000	ZAR	4,952,728	10/16	JPM	3,203
ZAR	1,916,689	USD	137,400	10/16	BRC	1,453
ZAR	1,037,930	USD	71,266	10/16	DUB	3,926
ZAR	1,913,539	USD	138,600	10/16	GSC	25
ZAR	3,632,011	USD	250,778	10/16	HSB	12,341

Total Forward Foreign Currency Contracts						($605,633)

(d)	Swap agreements outstanding as of September 30, 2016 were as follows:

Interest Rate Swaps – Pay Floating Rate

Floating Rate Index	Counter- party	Fixed Rate	Expiration Date	Notional Amount	Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)
3-Month MYR-KLIBOR	HSB	3.555%	03/18/18	MYR 4,500,000	$3,575	$—	$3,575
Brazil CETIP Interbank	BNP	11.998%	01/02/19	BRL 3,828,062	9,312	—	9,312
Brazil CETIP Interbank	BNP	12.016%	01/02/19	2,147,719	5,761	—	5,761
Brazil CETIP Interbank	BNP	12.055%	01/02/19	1,760,369	5,101	—	5,101
Brazil CETIP Interbank	HSB	12.220%	01/02/19	1,741,192	6,465	—	6,465
Brazil CETIP Interbank	HSB	13.850%	01/02/19	4,675,388	73,383	—	73,383
Brazil CETIP Interbank	HSB	15.715%	01/04/21	1,721,567	119,840	—	119,840
6-Month PLN-WIBOR	BRC	2.110%	07/07/26	PLN 500,000	(1,624)	—	(1,624)

					$221,813	$—	$221,813

Total Return Swaps

Receive Total Return	Counter- party	Expiration Date	Notional Amount	Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)
Indonesia Treasury 12.800% due 06/15/21	SCB	06/15/21	IDR 621,000,000	$60,303	$64,502	($4,199)
Indonesia Treasury 8.375% due 03/15/24	ANZ	03/15/24	369,000,000	30,767	32,065	(1,298)
Indonesia Treasury 8.375% due 03/15/24	SCB	03/15/24	489,000,000	40,774	42,493	(1,719)
Indonesia Treasury 11.000% due 09/15/25	SCB	09/15/25	432,000,000	41,693	50,712	(9,019)
Indonesia Treasury 8.375% due 09/15/26	SCB	09/15/26	814,000,000	68,215	67,472	743
Indonesia Treasury 7.000% due 05/15/27	SCB	05/15/27	100,000,000	7,866	7,782	84
Indonesia Treasury 9.000% due 03/15/29	ANZ	03/15/29	880,000,000	77,372	68,532	8,840
Indonesia Treasury 10.500% due 08/15/30	SCB	08/15/30	622,000,000	61,399	73,111	(11,712)
Indonesia Treasury 6.625% due 05/15/33	SCB	05/15/33	270,000,000	19,658	22,772	(3,114)
Indonesia Treasury 8.375% due 03/15/34	ANZ	03/15/34	1,261,000,000	105,964	100,277	5,687
Indonesia Treasury 8.375% due 03/15/34	SCB	03/15/34	42,000,000	3,529	3,340	189
Indonesia Treasury 8.250% due 05/15/36	SCB	05/15/36	980,000,000	83,678	71,070	12,608

				$601,218	$604,128	($2,910)

Total Swap Agreements				$823,031	$604,128	$218,903

See Notes to Financial Statements	See explanation of symbols and terms, if any, on A-107 and A-108

PACIFIC FUNDS

PF EMERGING MARKETS DEBT FUND

Schedule of Investments (Continued)

September 30, 2016 (Unaudited)

(e)	Fair Value Measurements

The following is a summary of the Fund’s investments as categorized under the three-tier hierarchy of inputs used in valuing the Fund’s assets and liabilities (See Note 3D in Notes to Financial Statements) as of September 30, 2016:

		Total Value at September 30, 2016	Level 1 Quoted Price	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Assets	Corporate Bonds & Notes	$13,060,078	$—	$13,060,078	$—
	Senior Loan Notes	750,920	—	750,920	—
	Foreign Government Bonds & Notes	32,909,192	—	32,909,192	—
	Short-Term Investments	3,521,882	3,382,649	139,233	—
	Derivatives:
	Foreign Currency Contracts
	Forward Foreign Currency Contracts	540,886	—	540,886	—
	Interest Rate Contracts
	Swaps	824,655	—	824,655	—

	Total Assets - Derivatives	1,365,541	—	1,365,541	—

	Total Assets	51,607,613	3,382,649	48,224,964	—

Liabilities	Derivatives:
	Foreign Currency Contracts
	Forward Foreign Currency Contracts	(1,146,519)	—	(1,146,519)	—
	Interest Rate Contracts
	Swaps	(1,624)	—	(1,624)	—

	Total Liabilities - Derivatives	(1,148,143)	—	(1,148,143)	—

	Total Liabilities	(1,148,143)	—	(1,148,143)	—

	Total	$50,459,470	$3,382,649	$47,076,821	$—

See Notes to Financial Statements	See explanation of symbols and terms, if any, on A-107 and A-108

PACIFIC FUNDS

PF COMSTOCK FUND

Schedule of Investments

September 30, 2016 (Unaudited)

	Shares	Value
COMMON STOCKS - 92.6%

Basic Materials - 2.3%

Alcoa Inc	170,464	$1,728,505
CF Industries Holdings Inc	40,687	990,728
International Paper Co	32,130	1,541,597

		4,260,830

Communications - 11.4%

CBS Corp ‘B’	15,542	850,769
Charter Communications Inc ‘A’ *	4,619	1,246,918
Cisco Systems Inc	150,110	4,761,489
Comcast Corp ‘A’	47,378	3,143,056
eBay Inc *	85,041	2,797,849
Frontier Communications Corp	353,496	1,470,543
Symantec Corp	43,356	1,088,236
Time Warner Inc	10,819	861,301
Twenty-First Century Fox Inc ‘B’	68,534	1,695,531
Viacom Inc ‘B’	46,219	1,760,944
Vodafone Group PLC (United Kingdom)	252,366	723,763
Yahoo! Inc *	13,978	602,452

		21,002,851

Consumer, Cyclical - 7.6%

Advance Auto Parts Inc	5,316	792,722
Carnival Corp	93,139	4,547,046
CVS Health Corp	20,890	1,859,001
General Motors Co	95,841	3,044,869
Target Corp	26,182	1,798,180
Wal-Mart Stores Inc	26,009	1,875,769

		13,917,587

Consumer, Non-cyclical - 12.2%

AbbVie Inc	19,548	1,232,892
Anthem Inc	13,602	1,704,467
Biogen Inc *	6,302	1,972,715
Gilead Sciences Inc	18,118	1,433,496
Medtronic PLC	17,214	1,487,290
Merck & Co Inc	43,740	2,729,813
Mondelez International Inc ‘A’	11,872	521,181
Novartis AG (Switzerland)	26,947	2,126,666
PayPal Holdings Inc *	32,367	1,326,076
Pfizer Inc	106,823	3,618,095
Sanofi ADR (France)	65,679	2,508,281
The Coca-Cola Co	18,187	769,674
Unilever NV ‘NY’ (United Kingdom)	22,364	1,030,980

		22,461,626

Energy - 15.5%

BP PLC ADR (United Kingdom)	91,002	3,199,630
Canadian Natural Resources Ltd (Canada)	51,911	1,659,474
Chevron Corp	28,645	2,948,143
Devon Energy Corp	69,474	3,064,498
Halliburton Co	41,531	1,863,911
Hess Corp	36,109	1,936,165
Marathon Oil Corp	68,538	1,083,586
Occidental Petroleum Corp	22,556	1,644,783
QEP Resources Inc	83,577	1,632,259
Royal Dutch Shell PLC ‘A’ ADR (Netherlands)	69,253	3,467,498
Suncor Energy Inc (Canada)	137,692	3,825,084
Weatherford International PLC *	358,943	2,017,260

		28,342,291

Financial - 29.2%

Aflac Inc	24,736	1,777,776
Ally Financial Inc	122,428	2,383,673
American International Group Inc	43,818	2,600,160
Bank of America Corp	355,183	5,558,614
Citigroup Inc	181,634	8,578,574

	Shares	Value
Citizens Financial Group Inc	60,865	$1,503,974
Fifth Third Bancorp	125,997	2,577,899
JPMorgan Chase & Co	102,090	6,798,173
MetLife Inc	73,597	3,269,915
Morgan Stanley	87,576	2,807,687
State Street Corp	45,322	3,155,771
The Allstate Corp	35,826	2,478,443
The Bank of New York Mellon Corp	48,476	1,933,223
The Goldman Sachs Group Inc	9,692	1,563,029
The PNC Financial Services Group Inc	32,272	2,907,384
US Bancorp	16,734	717,721
Wells Fargo & Co	65,417	2,896,665

		53,508,681

Industrial - 7.7%

Caterpillar Inc	39,106	3,471,440
Emerson Electric Co	36,684	1,999,645
General Electric Co	77,398	2,292,529
Ingersoll-Rand PLC	17,693	1,202,062
Johnson Controls International PLC	60,494	2,814,786
Textron Inc	57,007	2,266,028

		14,046,490

Technology - 6.0%

Citrix Systems Inc *	6,413	546,516
HP Inc	74,132	1,151,270
Intel Corp	72,985	2,755,184
Microsoft Corp	51,667	2,976,019
NetApp Inc	96,106	3,442,516
QUALCOMM Inc	3,309	226,667

		11,098,172

Utilities - 0.7%

FirstEnergy Corp	17,758	587,435
PG&E Corp	10,837	662,899

		1,250,334

Total Common Stocks (Cost $118,299,449)		169,888,862

SHORT-TERM INVESTMENT - 7.4%

Money Market Fund - 7.4%

BlackRock Liquidity Funds T-Fund Portfolio	13,643,937	13,643,937

Total Short-Term Investment (Cost $13,643,937)		13,643,937

TOTAL INVESTMENTS - 100.0% (Cost $131,943,386)		183,532,799

OTHER ASSETS & LIABILITIES, NET - (0.0%)		(85,179)

NET ASSETS - 100.0%		$183,447,620

See Notes to Financial Statements	See explanation of symbols and terms, if any, on A-107 and A-108

PACIFIC FUNDS

PF COMSTOCK FUND

Schedule of Investments (Continued)

September 30, 2016 (Unaudited)

Notes to Schedule of Investments

(a)	As of September 30, 2016, the Fund’s composition by sector as a percentage of net assets was as follows:

Financial	29.2%
Energy	15.5%
Consumer, Non-cyclical	12.2%
Communications	11.4%
Industrial	7.7%
Consumer, Cyclical	7.6%
Short-Term Investment	7.4%
Technology	6.0%
Others (each less than 3.0%)	3.0%

100.0%
Other Assets & Liabilities, Net	(0.0%)

100.0%

(b)	Forward foreign currency contracts outstanding as of September 30, 2016 were as follows:

Currency Purchased		Currency Sold		Expiration	Counterparty	Unrealized Appreciation (Depreciation)
USD	1,086,631	CAD	1,436,983	10/16	BRC	($8,842)
USD	1,087,560	CAD	1,436,993	10/16	CIB	(7,920)
USD	1,087,577	CAD	1,436,984	10/16	GSC	(7,896)
USD	1,086,386	CAD	1,436,984	10/16	RBC	(9,088)
USD	460,676	CHF	450,080	10/16	CIB	(3,193)
USD	460,907	CHF	450,090	10/16	DUB	(2,972)
USD	460,642	CHF	450,080	10/16	GSC	(3,227)
USD	460,850	CHF	450,080	10/16	RBC	(3,019)
USD	1,454,856	EUR	1,300,680	10/16	BRC	(7,695)
USD	1,454,734	EUR	1,300,681	10/16	CIB	(7,818)
USD	1,454,748	EUR	1,300,659	10/16	GSC	(7,779)
USD	1,454,983	EUR	1,300,681	10/16	RBC	(7,569)
USD	797,968	GBP	614,545	10/16	BRC	1,087
USD	797,595	GBP	614,556	10/16	CIB	700
USD	797,915	GBP	614,556	10/16	DUB	1,020
USD	797,428	GBP	614,556	10/16	GSC	532

Total Forward Foreign Currency Contracts						($73,679)

(c)	Fair Value Measurements

The following is a summary of the Fund’s investments as categorized under the three-tier hierarchy of inputs used in valuing the Fund’s assets and liabilities (See Note 3D in Notes to Financial Statements) as of September 30, 2016:

		Total Value at September 30, 2016	Level 1 Quoted Price	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Assets	Common Stocks
	Basic Materials	$4,260,830	$4,260,830	$—	$—
	Communications	21,002,851	20,279,088	723,763	—
	Consumer, Cyclical	13,917,587	13,917,587	—	—
	Consumer, Non-cyclical	22,461,626	20,334,960	2,126,666	—
	Energy	28,342,291	28,342,291	—	—
	Financial	53,508,681	53,508,681	—	—
	Industrial	14,046,490	14,046,490	—	—
	Technology	11,098,172	11,098,172	—	—
	Utilities	1,250,334	1,250,334	—	—

	Total Common Stocks	169,888,862	167,038,433	2,850,429	—

	Short-Term Investment	13,643,937	13,643,937	—	—
	Derivatives:
	Foreign Currency Contracts
	Forward Foreign Currency Contracts	3,339	—	3,339	—

	Total Assets	183,536,138	180,682,370	2,853,768	—

Liabilities	Derivatives:
	Foreign Currency Contracts
	Forward Foreign Currency Contracts	(77,018)	—	(77,018)	—

	Total Liabilities	(77,018)	—	(77,018)	—

	Total	$183,459,120	$180,682,370	$2,776,750	$—

See Notes to Financial Statements	See explanation of symbols and terms, if any, on A-107 and A-108

PACIFIC FUNDS

PF GROWTH FUND

Schedule of Investments

September 30, 2016 (Unaudited)

	Shares	Value
COMMON STOCKS - 99.6%

Basic Materials - 2.0%

Monsanto Co	8,067	$824,447
The Sherwin-Williams Co	5,826	1,611,821

		2,436,268

Communications - 20.3%

Alphabet Inc ‘A’ *	5,675	4,563,041
Alphabet Inc ‘C’ *	4,169	3,240,522
Amazon.com Inc *	6,748	5,650,168
Comcast Corp ‘A’	27,414	1,818,645
Facebook Inc ‘A’ *	44,517	5,710,196
Netflix Inc *	11,365	1,120,021
The Priceline Group Inc *	1,285	1,890,865
Time Inc l	—	4

		23,993,462

Consumer, Cyclical - 10.5%

AutoZone Inc *	1,374	1,055,699
Costco Wholesale Corp	8,096	1,234,721
CVS Health Corp	2,631	234,133
Dollar Tree Inc *	20,828	1,643,954
LKQ Corp *	18,716	663,669
lululemon athletica Inc *	4,476	272,946
Marriott International Inc ‘A’	9,800	659,834
NIKE Inc ‘B’	24,410	1,285,186
Ross Stores Inc	31,418	2,020,177
Starbucks Corp	22,171	1,200,338
The TJX Cos Inc	19,864	1,485,430
Tractor Supply Co	7,645	514,891
VF Corp	2,127	119,218

		12,390,196

Consumer, Non-cyclical - 28.2%

Abbott Laboratories	25,400	1,074,166
Alexion Pharmaceuticals Inc *	5,396	661,226
Allergan PLC *	4,320	994,939
Aramark	42,900	1,631,487
BioMarin Pharmaceutical Inc *	4,185	387,196
Bristol-Myers Squibb Co	20,771	1,119,972
Celgene Corp *	16,222	1,695,686
Colgate-Palmolive Co	14,749	1,093,491
Constellation Brands Inc ‘A’	11,443	1,905,145
CR Bard Inc	3,920	879,178
Danaher Corp	29,290	2,296,043
Danone SA (France)	8,325	618,158
Ecolab Inc	4,072	495,644
Edwards Lifesciences Corp *	4,779	576,156
Eli Lilly & Co	12,548	1,007,102
Equifax Inc	8,620	1,160,080
FleetCor Technologies Inc *	8,821	1,532,472
McKesson Corp	4,806	801,401
Mead Johnson Nutrition Co	5,000	395,050
Medtronic PLC	23,943	2,068,675
Mondelez International Inc ‘A’	13,367	586,811
Monster Beverage Corp *	5,064	743,446
Pernod Ricard SA (France)	2,660	315,037
Regeneron Pharmaceuticals Inc *	1,640	659,313
Reynolds American Inc	13,192	622,003
Sabre Corp	18,207	513,073
Stryker Corp	7,164	833,961
The Cooper Cos Inc	2,612	468,227
The Estee Lauder Cos Inc ‘A’	11,899	1,053,775
Thermo Fisher Scientific Inc	18,088	2,877,077
Verisk Analytics Inc *	11,688	950,001
VWR Corp *	11,643	330,195
Zoetis Inc	18,662	970,611

		33,316,797

	Shares	Value
Energy - 1.2%

Concho Resources Inc *	4,072	$559,289
Pioneer Natural Resources Co	4,423	821,130

		1,380,419

Financial - 12.7%

American Tower Corp REIT	27,633	3,131,648
Aon PLC	6,880	773,931
Intercontinental Exchange Inc	7,528	2,027,742
Mastercard Inc ‘A’	29,892	3,042,109
The Blackstone Group LP	4,029	102,860
The Charles Schwab Corp	41,922	1,323,478
Visa Inc ‘A’	56,047	4,635,087

		15,036,855

Industrial - 7.2%

AMETEK Inc	12,392	592,090
Amphenol Corp ‘A’	11,884	771,509
Canadian Pacific Railway Ltd (Canada)	6,870	1,049,049
Flowserve Corp	12,046	581,099
Fortive Corp	12,179	619,911
Honeywell International Inc	6,385	744,427
Roper Technologies Inc	6,610	1,206,127
Union Pacific Corp	10,802	1,053,519
Vulcan Materials Co	13,157	1,496,346
Xylem Inc	7,558	396,417

		8,510,494

Technology - 17.5%

Activision Blizzard Inc	26,584	1,177,671
Adobe Systems Inc *	29,020	3,149,831
Akamai Technologies Inc *	2,188	115,942
Apple Inc	17,579	1,987,306
Broadcom Ltd (Singapore)	10,709	1,847,517
Cognizant Technology Solutions Corp ‘A’ *	22,777	1,086,691
Electronic Arts Inc *	19,150	1,635,410
Fidelity National Information Services Inc	9,779	753,276
Fiserv Inc *	16,837	1,674,776
Intuit Inc	12,319	1,355,213
Microsoft Corp	54,613	3,145,709
NVIDIA Corp	14,118	967,365
salesforce.com Inc *	25,157	1,794,449

		20,691,156

Total Common Stocks (Cost $82,534,947)		117,755,647

SHORT-TERM INVESTMENT - 0.3%

Money Market Fund - 0.3%

BlackRock Liquidity Funds T-Fund Portfolio	370,205	370,205

Total Short-Term Investment (Cost $370,205)		370,205

TOTAL INVESTMENTS - 99.9% (Cost $82,905,152)		118,125,852

OTHER ASSETS & LIABILITIES, NET - 0.1%		156,815

NET ASSETS - 100.0%		$118,282,667

See Notes to Financial Statements	See explanation of symbols and terms, if any, on A-107 and A-108

PACIFIC FUNDS

PF GROWTH FUND

Schedule of Investments (Continued)

September 30, 2016 (Unaudited)

Notes to Schedule of Investments

(a)	As of September 30, 2016, the Fund’s composition by sector as a percentage of net assets was as follows:

Consumer, Non-cyclical	28.2%
Communications	20.3%
Technology	17.5%
Financial	12.7%
Consumer, Cyclical	10.5%
Industrial	7.2%
Others (each less than 3.0%)	3.5%

99.9%
Other Assets & Liabilities, Net	0.1%

100.0%

(b)	Fair Value Measurements

The following is a summary of the Fund’s investments as categorized under the three-tier hierarchy of inputs used in valuing the Fund’s assets and liabilities (See Note 3D in Notes to Financial Statements) as of September 30, 2016:

		Total Value at September 30, 2016	Level 1 Quoted Price	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Assets	Common Stocks
	Basic Materials	$2,436,268	$2,436,268	$—	$—
	Communications	23,993,462	23,993,462	—	—
	Consumer, Cyclical	12,390,196	12,390,196	—	—
	Consumer, Non-cyclical	33,316,797	32,383,602	933,195	—
	Energy	1,380,419	1,380,419	—	—
	Financial	15,036,855	15,036,855	—	—
	Industrial	8,510,494	8,510,494	—	—
	Technology	20,691,156	20,691,156	—	—

	Total Common Stocks	117,755,647	116,822,452	933,195	—

	Short-Term Investment	370,205	370,205	—	—

	Total	$118,125,852	$117,192,657	$933,195	$—

See Notes to Financial Statements	See explanation of symbols and terms, if any, on A-107 and A-108

PACIFIC FUNDS

PF LARGE-CAP GROWTH FUND

Schedule of Investments

September 30, 2016 (Unaudited)

	Shares	Value
COMMON STOCKS - 98.4%

Basic Materials - 1.3%

The Sherwin-Williams Co	5,854	$1,619,568

Communications - 30.1%

Alphabet Inc ‘A’ *	11,926	9,589,220
Amazon.com Inc *	10,779	9,025,364
Facebook Inc ‘A’ *	50,617	6,492,643
Liberty Global PLC ‘A’ (United Kingdom) *	28,241	965,277
Liberty Global PLC LiLAC ‘A’ (United Kingdom) * l	—	7
Netflix Inc *	31,155	3,070,325
Tencent Holdings Ltd (China)	135,200	3,758,835
The Priceline Group Inc *	2,111	3,106,315
TripAdvisor Inc *	13,514	853,814

		36,861,800

Consumer, Cyclical - 7.5%

Chipotle Mexican Grill Inc *	2,954	1,251,019
Costco Wholesale Corp	8,124	1,238,991
Domino’s Pizza Inc	6,984	1,060,520
NIKE Inc ‘B’	40,227	2,117,952
Starbucks Corp	11,693	633,059
The Home Depot Inc	22,194	2,855,924

		9,157,465

Consumer, Non-cyclical - 30.3%

Alexion Pharmaceuticals Inc *	32,473	3,979,241
Anheuser-Busch InBev SA/NV ADR (Belgium)	23,932	3,144,904
AstraZeneca PLC ADR (United Kingdom)	41,857	1,375,421
Becton Dickinson and Co	12,103	2,175,272
Biogen Inc *	3,997	1,251,181
Boston Scientific Corp *	69,334	1,650,149
Constellation Brands Inc ‘A’	18,360	3,056,756
Ecolab Inc	8,136	990,314
FleetCor Technologies Inc *	16,550	2,875,231
Global Payments Inc	25,197	1,934,122
Illumina Inc *	15,495	2,814,822
Intuitive Surgical Inc *	539	390,683
Mead Johnson Nutrition Co	8,286	654,677
Regeneron Pharmaceuticals Inc *	8,314	3,342,394
UnitedHealth Group Inc	36,713	5,139,820
Vantiv Inc ‘A’ *	19,115	1,075,601
Vertex Pharmaceuticals Inc *	14,223	1,240,388

		37,090,976

Energy - 3.9%

Concho Resources Inc *	14,285	1,962,045
EOG Resources Inc	12,415	1,200,655
Pioneer Natural Resources Co	8,806	1,634,834

		4,797,534

Financial - 7.8%

Berkshire Hathaway Inc ‘B’ *	17,985	2,598,293
Crown Castle International Corp REIT	11,456	1,079,270
Visa Inc ‘A’	70,797	5,854,912

		9,532,475

Industrial - 6.2%

Acuity Brands Inc	5,446	1,441,012
Norfolk Southern Corp	19,428	1,885,682
Roper Technologies Inc	7,355	1,342,067
SBA Communications Corp ‘A’ *	16,216	1,818,786
TransDigm Group Inc *	3,849	1,112,823

		7,600,370

	Shares	Value
Technology - 11.3%

Activision Blizzard Inc	66,158	$2,930,799
Apple Inc	8,992	1,016,546
ASML Holding Netherlands	12,029	1,318,138
Broadcom Ltd (Singapore)	9,227	1,591,842
Fiserv Inc *	8,948	890,058
Microsoft Corp	71,233	4,103,021
salesforce.com Inc *	27,742	1,978,837

		13,829,241

Total Common Stocks (Cost $90,754,783)		120,489,429

SHORT-TERM INVESTMENT - 1.5%

Money Market Fund - 1.5%

BlackRock Liquidity Funds T-Fund Portfolio	1,867,066	1,867,066

Total Short-Term Investment (Cost $1,867,066)		1,867,066

TOTAL INVESTMENTS - 99.9% (Cost $92,621,849)		122,356,495

OTHER ASSETS & LIABILITIES, NET - 0.1%		136,468

NET ASSETS - 100.0%		$122,492,963

Notes to Schedule of Investments

(a)	As of September 30, 2016, the Fund’s composition by sector as a percentage of net assets was as follows:

Consumer, Non-cyclical	30.3%
Communications	30.1%
Technology	11.3%
Financial	7.8%
Consumer, Cyclical	7.5%
Industrial	6.2%
Energy	3.9%
Others (each less than 3.0%)	2.8%

99.9%
Other Assets & Liabilities, Net	0.1%

100.0%

See Notes to Financial Statements	See explanation of symbols and terms, if any, on A-107 and A-108

PACIFIC FUNDS

PF LARGE-CAP GROWTH FUND

Schedule of Investments (Continued)

September 30, 2016 (Unaudited)

(b)	Fair Value Measurements

The following is a summary of the Fund's investments as categorized under the three-tier hierarchy of inputs used in valuing the Fund's assets and liabilities (See Note 3D in Notes to Financial Statements) as of September 30, 2016:

		Total Value at September 30, 2016	Level 1 Quoted Price	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Assets	Common Stocks
	Basic Materials	$1,619,568	$1,619,568	$—	$—
	Communications	36,861,800	33,102,965	3,758,835	—
	Consumer, Cyclical	9,157,465	9,157,465	—	—
	Consumer, Non-cyclical	37,090,976	37,090,976	—	—
	Energy	4,797,534	4,797,534	—	—
	Financial	9,532,475	9,532,475	—	—
	Industrial	7,600,370	7,600,370	—	—
	Technology	13,829,241	13,829,241	—	—

	Total Common Stocks	120,489,429	116,730,594	3,758,835	—

	Short-Term Investment	1,867,066	1,867,066	—	—

	Total	$122,356,495	$118,597,660	$3,758,835	$—

See Notes to Financial Statements	See explanation of symbols and terms, if any, on A-107 and A-108

PACIFIC FUNDS

PF LARGE-CAP VALUE FUND

Schedule of Investments

September 30, 2016 (Unaudited)

	Shares	Value
COMMON STOCKS - 99.0%

Basic Materials - 2.1%

Air Products & Chemicals Inc	27,250	$4,096,765
Freeport-McMoRan Inc	435,934	4,734,243

		8,831,008

Communications - 13.1%

Charter Communications Inc ‘A’ *	30,403	8,207,821
DISH Network Corp ‘A’ *	230,576	12,630,953
Motorola Solutions Inc	94,360	7,197,781
SES SA FDR ‘A’ (Luxembourg)	221,968	5,450,426
Time Warner Inc	155,215	12,356,666
Twenty-First Century Fox Inc ‘B’	321,908	7,964,004

		53,807,651

Consumer, Cyclical - 6.3%

CVS Health Corp	149,282	13,284,605
Target Corp	92,768	6,371,306
The Home Depot Inc	48,035	6,181,144

		25,837,055

Consumer, Non-cyclical - 19.2%

AmerisourceBergen Corp	65,050	5,254,739
Amgen Inc	50,390	8,405,556
Anheuser-Busch InBev SA/NV ADR (Belgium)	33,999	4,467,809
Anthem Inc	60,862	7,626,617
Johnson & Johnson	69,307	8,187,236
Kimberly-Clark Corp	38,016	4,795,338
Merck & Co Inc	178,379	11,132,633
Novartis AG ADR (Switzerland)	49,063	3,874,014
Philip Morris International Inc	94,014	9,140,041
Reynolds American Inc	127,419	6,007,806
Teva Pharmaceutical Industries Ltd ADR (Israel)	127,057	5,845,893
UnitedHealth Group Inc	32,577	4,560,780

		79,298,462

Energy - 12.4%

Chevron Corp	76,823	7,906,623
Exxon Mobil Corp	103,366	9,021,784
Halliburton Co	222,971	10,006,938
National Oilwell Varco Inc	143,039	5,255,253
Royal Dutch Shell PLC ‘A’ ADR (Netherlands)	101,362	5,075,195
Schlumberger Ltd	92,492	7,273,571
Suncor Energy Inc (Canada)	240,236	6,673,756

		51,213,120

Financial - 24.0%

American Express Co	121,204	7,761,904
American Tower Corp REIT	56,222	6,371,639
Capital One Financial Corp	62,787	4,509,990
Citigroup Inc	128,988	6,092,103
JPMorgan Chase & Co	210,831	14,039,236
Marsh & McLennan Cos Inc	111,951	7,528,705
MetLife Inc	93,244	4,142,831
State Street Corp	99,209	6,907,923
Synchrony Financial	151,311	4,236,708
The Bank of New York Mellon Corp	120,418	4,802,270
The Progressive Corp	91,165	2,871,698
The Travelers Cos Inc	62,770	7,190,304
US Bancorp	246,575	10,575,602
Wells Fargo & Co	271,740	12,032,647

		99,063,560

Industrial - 14.7%

Crown Holdings Inc *	139,312	7,953,322
General Electric Co	341,281	10,108,743
Honeywell International Inc	101,374	11,819,195
Illinois Tool Works Inc	85,063	10,193,950

	Shares	Value
Martin Marietta Materials Inc	35,449	$6,349,270
TE Connectivity Ltd (Switzerland)	115,107	7,410,589
United Technologies Corp	67,342	6,841,947

		60,677,016

Technology - 5.5%

Dell Technologies Inc ‘V’ *	27,563	1,317,525
International Business Machines Corp	20,798	3,303,762
Microsoft Corp	132,548	7,634,765
Nuance Communications Inc *	333,851	4,840,840
Xerox Corp	547,845	5,549,670

		22,646,562

Utilities - 1.7%

Sempra Energy	64,091	6,869,914

Total Common Stocks (Cost $297,843,370)		408,244,348

SHORT-TERM INVESTMENT - 0.9%

Money Market Fund - 0.9%

BlackRock Liquidity Funds T-Fund Portfolio	3,733,312	3,733,312

Total Short-Term Investment (Cost $3,733,312)		3,733,312

TOTAL INVESTMENTS - 99.9% (Cost $301,576,682)		411,977,660

OTHER ASSETS & LIABILITIES, NET - 0.1%		233,998

NET ASSETS - 100.0%		$412,211,658

Notes to Schedule of Investments

(a)	As of September 30, 2016, the Fund’s composition by sector as a percentage of net assets was as follows:

Financial	24.0%
Consumer, Non-cyclical	19.2%
Industrial	14.7%
Communications	13.1%
Energy	12.4%
Consumer, Cyclical	6.3%
Technology	5.5%
Others (each less than 3.0%)	4.7%

99.9%
Other Assets & Liabilities, Net	0.1%

100.0%

See Notes to Financial Statements	See explanation of symbols and terms, if any, on A-107 and A-108

PACIFIC FUNDS

PF LARGE-CAP VALUE FUND

Schedule of Investments (Continued)

September 30, 2016 (Unaudited)

(b)	Fair Value Measurements

The following is a summary of the Fund’s investments as categorized under the three-tier hierarchy of inputs used in valuing the Fund’s assets and liabilities (See Note 3D in Notes to Financial Statements) as of September 30, 2016:

		Total Value at September 30, 2016	Level 1 Quoted Price	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Assets	Common Stocks
	Basic Materials	$8,831,008	$8,831,008	$—	$—
	Communications	53,807,651	48,357,225	5,450,426	—
	Consumer, Cyclical	25,837,055	25,837,055	—	—
	Consumer, Non-cyclical	79,298,462	79,298,462	—	—
	Energy	51,213,120	51,213,120	—	—
	Financial	99,063,560	99,063,560	—	—
	Industrial	60,677,016	60,677,016	—	—
	Technology	22,646,562	22,646,562	—	—
	Utilities	6,869,914	6,869,914	—	—

	Total Common Stocks	408,244,348	402,793,922	5,450,426	—

	Short-Term Investment	3,733,312	3,733,312	—	—

	Total	$411,977,660	$406,527,234	$5,450,426	$—

See Notes to Financial Statements	See explanation of symbols and terms, if any, on A-107 and A-108

PACIFIC FUNDS

PF MAIN STREET® CORE FUND

Schedule of Investments

September 30, 2016 (Unaudited)

	Shares	Value
COMMON STOCKS - 99.7%

Basic Materials - 1.5%

EI du Pont de Nemours & Co	30,065	$2,013,453
PPG Industries Inc	25,405	2,625,861

		4,639,314

Communications - 14.1%

Alphabet Inc ‘C’ *	19,071	14,823,697
Amazon.com Inc *	3,726	3,119,817
Cisco Systems Inc	74,120	2,351,086
Comcast Corp ‘A’	157,744	10,464,737
Facebook Inc ‘A’ *	45,190	5,796,521
Verizon Communications Inc	123,508	6,419,946

		42,975,804

Consumer, Cyclical - 6.0%

AutoZone Inc *	4,531	3,481,349
CarMax Inc *	19,445	1,037,391
Delphi Automotive PLC (United Kingdom)	22,344	1,593,574
McDonald’s Corp	49,700	5,733,392
The Home Depot Inc	50,429	6,489,204

		18,334,910

Consumer, Non-cyclical - 27.9%

Boston Scientific Corp *	156,376	3,721,749
Celgene Corp *	28,412	2,969,906
Express Scripts Holding Co *	89,356	6,302,279
Humana Inc	13,906	2,459,832
Johnson & Johnson	50,565	5,973,243
McKesson Corp	17,938	2,991,162
Merck & Co Inc	93,350	5,825,974
Mondelez International Inc ‘A’	203,089	8,915,607
Mylan NV *	48,698	1,856,368
Nielsen Holdings PLC	71,087	3,808,131
PayPal Holdings Inc *	104,139	4,266,575
PepsiCo Inc	78,669	8,556,827
Philip Morris International Inc	85,438	8,306,282
S&P Global Inc	25,358	3,209,308
Stryker Corp	18,600	2,165,226
The Kraft Heinz Co	81,407	7,286,741
UnitedHealth Group Inc	41,051	5,747,140
Valeant Pharmaceuticals International Inc *	40,830	1,002,377

		85,364,727

Energy - 6.5%

Chevron Corp	77,913	8,018,806
HollyFrontier Corp	59,423	1,455,864
Magellan Midstream Partners LP	49,773	3,520,942
Noble Energy Inc	76,555	2,736,076
Suncor Energy Inc (Canada)	149,869	4,163,361

		19,895,049

Financial - 17.8%

American Express Co	36,920	2,364,357
Berkshire Hathaway Inc ‘B’ *	58,996	8,523,152
Citigroup Inc	171,708	8,109,769
CME Group Inc ‘A’	70,755	7,395,313
Discover Financial Services	69,348	3,921,629
Marsh & McLennan Cos Inc	31,644	2,128,059
MetLife Inc	51,900	2,305,917
Mid-America Apartment Communities Inc REIT	24,190	2,273,618
Simon Property Group Inc REIT	12,772	2,643,932
SunTrust Banks Inc	78,054	3,418,765
The Bank of New York Mellon Corp	107,327	4,280,201
The Progressive Corp	115,015	3,622,973
US Bancorp	82,664	3,545,459

		54,533,144

	Shares	Value
Industrial - 12.4%

Agilent Technologies Inc	33,039	$1,555,807
Canadian National Railway Co (Canada)	41,458	2,711,353
Canadian Pacific Railway Ltd (Canada)	19,979	3,050,793
Deere & Co	40,304	3,439,946
General Electric Co	416,937	12,349,674
Johnson Controls International PLC	80,742	3,756,925
Lockheed Martin Corp	12,575	3,014,479
Republic Services Inc	26,014	1,312,406
United Technologies Corp	27,125	2,755,900
Vulcan Materials Co	18,810	2,139,261
Waste Connections Inc (Canada)	25,610	1,913,067

		37,999,611

Technology - 10.6%

Amdocs Ltd	87,617	5,068,643
Apple Inc	152,322	17,220,002
Applied Materials Inc	90,816	2,738,102
Cerner Corp *	38,023	2,347,920
Western Digital Corp	45,220	2,644,013
Xerox Corp	233,590	2,366,267

		32,384,947

Utilities - 2.9%

AmeriGas Partners LP	42,720	1,950,595
PG&E Corp	111,083	6,794,947

		8,745,542

Total Common Stocks (Cost $249,200,045)		304,873,048

SHORT-TERM INVESTMENT - 0.6%

Money Market Fund - 0.6%

BlackRock Liquidity Funds T-Fund Portfolio	1,744,548	1,744,548

Total Short-Term Investment (Cost $1,744,548)		1,744,548

TOTAL INVESTMENTS - 100.3% (Cost $250,944,593)		306,617,596

OTHER ASSETS & LIABILITIES, NET - (0.3%)		(1,035,568)

NET ASSETS - 100.0%		$305,582,028

Notes to Schedule of Investments

(a)	As of September 30, 2016, the Fund’s composition by sector as a percentage of net assets was as follows:

Consumer, Non-cyclical	27.9%
Financial	17.8%
Communications	14.1%
Industrial	12.4%
Technology	10.6%
Energy	6.5%
Consumer, Cyclical	6.0%
Others (each less than 3.0%)	5.0%

	100.3%
Other Assets & Liabilities, Net	(0.3%	)

	100.0%

See Notes to Financial Statements	See explanation of symbols and terms, if any, on A-107 and A-108

PACIFIC FUNDS

PF MAIN STREET CORE FUND

Schedule of Investments (Continued)

September 30, 2016 (Unaudited)

(b)	Fair Value Measurements

The following is a summary of the Fund’s investments as categorized under the three-tier hierarchy of inputs used in valuing the Fund’s assets and liabilities (See Note 3D in Notes to Financial Statements) as of September 30, 2016:

		Total Value at September 30, 2016	Level 1 Quoted Price	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Assets	Common Stocks	$304,873,048	$304,873,048	$—	$—
	Short-Term Investment	1,744,548	1,744,548	—	—

	Total	$306,617,596	$306,617,596	$—	$—

See Notes to Financial Statements	See explanation of symbols and terms, if any, on A-107 and A-108

PACIFIC FUNDS

PF MID-CAP EQUITY FUND

Schedule of Investments

September 30, 2016 (Unaudited)

	Shares	Value
COMMON STOCKS - 99.7%

Basic Materials - 5.3%

Albemarle Corp	9,803	$838,058
Celanese Corp ‘A’	8,244	548,721
Newmont Mining Corp	13,712	538,744
Silver Wheaton Corp (Canada)	9,563	258,488
Steel Dynamics Inc	10,062	251,449
US Silica Holdings Inc	20,618	959,974
Westlake Chemical Corp	8,915	476,953

		3,872,387

Communications - 3.9%

Arista Networks Inc *	7,423	631,549
DISH Network Corp ‘A’ *	12,674	694,282
Expedia Inc	3,944	460,344
IAC/InterActiveCorp	4,574	285,738
Match Group Inc *	22,866	406,786
Palo Alto Networks Inc *	2,700	430,191

		2,908,890

Consumer, Cyclical - 17.2%

Alaska Air Group Inc	8,506	560,205
American Eagle Outfitters Inc	44,226	789,876
Big Lots Inc	14,558	695,145
Brunswick Corp	6,249	304,826
Casey’s General Stores Inc	2,470	296,771
Chipotle Mexican Grill Inc *	353	149,496
Darden Restaurants Inc	10,119	620,497
DR Horton Inc	7,061	213,242
Foot Locker Inc	2,237	151,490
Harman International Industries Inc	3,534	298,446
Lear Corp	4,998	605,858
NVR Inc *	127	208,263
O’Reilly Automotive Inc *	577	161,623
Panera Bread Co ‘A’ *	4,114	801,078
Polaris Industries Inc	5,084	393,705
PulteGroup Inc	18,822	377,193
PVH Corp	2,268	250,614
Royal Caribbean Cruises Ltd	7,644	572,918
Skechers U.S.A. Inc ‘A’ *	16,703	382,499
Southwest Airlines Co	22,626	879,925
Spirit Airlines Inc *	10,973	466,682
Tenneco Inc *	7,869	458,527
Texas Roadhouse Inc	7,248	282,889
The Cheesecake Factory Inc	8,627	431,868
Thor Industries Inc	16,110	1,364,517
Ulta Salon Cosmetics & Fragrance Inc *	1,453	345,785
Vail Resorts Inc	3,757	589,398

		12,653,336

Consumer, Non-cyclical - 15.4%

ABIOMED Inc *	12,614	1,621,908
Alkermes PLC *	8,288	389,785
BioMarin Pharmaceutical Inc *	2,366	218,902
ConAgra Foods Inc	15,831	745,798
DaVita Inc *	4,717	311,652
Edwards Lifesciences Corp *	10,130	1,221,273
Hologic Inc *	13,454	522,419
Hormel Foods Corp	15,438	585,563
Humana Inc	604	106,842
Incyte Corp *	4,538	427,888
Ionis Pharmaceuticals Inc *	7,880	288,723
ManpowerGroup Inc	6,440	465,354
MarketAxess Holdings Inc	2,594	429,540
Molina Healthcare Inc *	6,388	372,548
Monster Beverage Corp *	2,473	363,061
NuVasive Inc *	8,274	551,545
Robert Half International Inc	11,821	447,543

	Shares	Value
The Clorox Co	2,649	$ 331,602
The Cooper Cos Inc	2,236	400,825
The JM Smucker Co	2,734	370,566
Tyson Foods Inc ‘A’	8,063	602,064
United Rentals Inc *	7,820	613,792

		11,389,193

Energy - 4.7%

Gulfport Energy Corp *	14,656	414,032
Oceaneering International Inc	12,855	353,641
Parsley Energy Inc ‘A’ *	11,034	369,749
Patterson-UTI Energy Inc	37,089	829,681
Range Resources Corp	10,542	408,503
Rice Energy Inc *	16,027	418,465
RPC Inc *	42,000	705,600

		3,499,671

Financial - 21.2%

Affiliated Managers Group Inc *	2,009	290,702
Arch Capital Group Ltd (Bermuda) *	8,609	682,349
Axis Capital Holdings Ltd	10,982	596,652
CBOE Holdings Inc	8,109	525,869
Citizens Financial Group Inc	117,871	2,912,592
Ellie Mae Inc *	2,855	300,632
EPR Properties REIT	17,563	1,382,911
Four Corners Property Trust Inc REIT l	—	21
Host Hotels & Resorts Inc REIT	41,431	645,081
KeyCorp	57,256	696,806
Lamar Advertising Co ‘A’ REIT	17,531	1,144,950
Lincoln National Corp	15,784	741,532
National Retail Properties Inc REIT	8,052	409,444
Omega Healthcare Investors Inc REIT	10,653	377,649
Outfront Media Inc REIT	46,149	1,091,424
Senior Housing Properties Trust REIT	51,309	1,165,227
T Rowe Price Group Inc	14,010	931,665
Unum Group	12,459	439,927
White Mountains Insurance Group Ltd	914	758,620
XL Group Ltd (Ireland)	15,755	529,841

		15,623,894

Industrial - 10.7%

Acuity Brands Inc	6,792	1,797,163
AMERCO	1,318	427,335
BWX Technologies Inc	15,436	592,279
FLIR Systems Inc	5,531	173,784
Harris Corp	7,326	671,135
Huntington Ingalls Industries Inc	4,391	673,667
Louisiana-Pacific Corp *	4,463	84,038
Martin Marietta Materials Inc	3,070	549,868
Masco Corp	15,032	515,748
Orbital ATK Inc	3,858	294,095
PerkinElmer Inc	5,514	309,391
Textron Inc	16,103	640,094
Vulcan Materials Co	3,197	363,595
Xylem Inc	14,590	765,246

		7,857,438

Technology - 14.8%

Activision Blizzard Inc	7,178	317,985
Ambarella Inc *	4,059	298,783
Applied Materials Inc	9,684	291,973
Broadridge Financial Solutions Inc	3,859	261,602
Computer Sciences Corp	42,693	2,229,002
CSRA Inc	32,824	882,966
DST Systems Inc	4,204	495,736
Electronic Arts Inc *	3,838	327,765
Fiserv Inc *	3,052	303,582
Integrated Device Technology Inc *	20,268	468,191
Jack Henry & Associates Inc	2,098	179,484
Lam Research Corp	6,849	648,669

See Notes to Financial Statements	See explanation of symbols and terms, if any, on A-107 and A-108

PACIFIC FUNDS

PF MID-CAP EQUITY FUND

Schedule of Investments (Continued)

September 30, 2016 (Unaudited)

	Shares	Value
Micron Technology Inc *	43,943	$ 781,307
NVIDIA Corp	15,829	1,084,603
NXP Semiconductors NV (Netherlands) *	5,833	595,024
Science Applications International Corp	7,502	520,414
Skyworks Solutions Inc	4,829	367,680
Take-Two Interactive Software Inc *	5,554	250,374
Western Digital Corp	10,888	636,621

		10,941,761

Utilities - 6.5%

American States Water Co	10,462	419,003
American Water Works Co Inc	6,366	476,431
Atmos Energy Corp	39,777	2,962,193
ONE Gas Inc	7,574	468,376
Xcel Energy Inc	12,259	504,335

		4,830,338

Total Common Stocks (Cost $61,086,121)		73,576,908

SHORT-TERM INVESTMENT - 0.6%

Money Market Fund - 0.6%

BlackRock Liquidity Funds T-Fund Portfolio	463,700	463,700

Total Short-Term Investment (Cost $463,700)		463,700

TOTAL INVESTMENTS - 100.3% (Cost $61,549,821)		74,040,608

OTHER ASSETS & LIABILITIES, NET - (0.3%)		(249,581)

NET ASSETS - 100.0%		$73,791,027

Notes to Schedule of Investments

(a)	As of September 30, 2016, the Fund’s composition by sector as a percentage of net assets was as follows:

Financial	21.2%
Consumer, Cyclical	17.2%
Consumer, Non-cyclical	15.4%
Technology	14.8%
Industrial	10.7%
Utilities	6.5%
Basic Materials	5.3%
Energy	4.7%
Communications	3.9%
Others (each less than 3.0%)	0.6%

	100.3%
Other Assets & Liabilities, Net	(0.3%	)

	100.0%

(b)	Fair Value Measurements

The following is a summary of the Fund’s investments as categorized under the three-tier hierarchy of inputs used in valuing the Fund’s assets and liabilities (See Note 3D in Notes to Financial Statements) as of September 30, 2016:

		Total Value at September 30, 2016	Level 1 Quoted Price	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Assets	Common Stocks	$73,576,908	$73,576,908	$—	$—
	Short-Term Investment	463,700	463,700	—	—

	Total	$74,040,608	$74,040,608	$—	$—

See Notes to Financial Statements	See explanation of symbols and terms, if any, on A-107 and A-108

PACIFIC FUNDS

PF MID-CAP GROWTH FUND

Schedule of Investments

September 30, 2016 (Unaudited)

	Shares	Value
COMMON STOCKS - 98.4%

Communications - 4.0%

GrubHub Inc *	6,979	$300,027
Pandora Media Inc *	21,071	301,947

		601,974

Consumer, Cyclical - 24.7%

Bed Bath & Beyond Inc	4,631	199,642
BorgWarner Inc	6,677	234,897
Burberry Group PLC (United Kingdom)	9,282	165,630
DR Horton Inc	8,147	246,039
DSW Inc ‘A’	7,431	152,187
Dunkin’ Brands Group Inc	6,314	328,833
Fastenal Co	10,899	455,360
Kate Spade & Co *	9,274	158,864
lululemon athletica Inc *	3,273	199,588
Mattel Inc	9,076	274,821
Mobileye NV *	2,423	103,147
Polaris Industries Inc	3,233	250,364
The Scotts Miracle-Gro Co ‘A’	2,308	192,187
Tiffany & Co	3,679	267,206
Tractor Supply Co	3,678	247,713
Williams-Sonoma Inc	3,917	200,080

		3,676,558

Consumer, Non-cyclical - 28.8%

Acadia Healthcare Co Inc *	2,211	109,555
ACADIA Pharmaceuticals Inc *	3,798	120,814
Align Technology Inc *	2,609	244,594
Alkermes PLC *	4,844	227,813
BioMarin Pharmaceutical Inc *	2,442	225,934
Blue Buffalo Pet Products Inc *	7,293	173,282
CoStar Group Inc *	1,906	412,706
Diplomat Pharmacy Inc *	3,759	105,290
Edwards Lifesciences Corp *	2,642	318,520
Henry Schein Inc *	865	140,978
Intuitive Surgical Inc * ‡	651	471,864
Laboratory Corp of America Holdings *	1,667	229,179
Mead Johnson Nutrition Co	4,390	346,854
The Hain Celestial Group Inc *	5,807	206,613
Verisk Analytics Inc *	2,835	230,429
Whole Foods Market Inc	9,327	264,420
Zoetis Inc	8,940	464,969

		4,293,814

Energy - 4.8%

Cabot Oil & Gas Corp	6,582	169,816
Cimarex Energy Co	1,119	150,360
Continental Resources Inc *	4,394	228,312
Noble Energy Inc	4,768	170,408

		718,896

Financial - 10.3%

CME Group Inc ‘A’	3,567	372,823
Ellie Mae Inc *	1,481	155,949
First Republic Bank	3,612	278,521
Northern Trust Corp	5,472	372,041
Oaktree Capital Group LLC	2,919	123,766
Signature Bank *	1,892	224,107

		1,527,207

Industrial - 12.1%

AO Smith Corp	1,800	177,822
Expeditors International of Washington Inc	5,930	305,514
Fortune Brands Home & Security Inc	4,075	236,758
Generac Holdings Inc *	3,542	128,575
Harris Corp	2,599	238,094
IDEX Corp	2,431	227,469

	Shares	Value
Trimble Navigation Ltd *	11,002	$314,217
Wabtec Corp	939	76,669
Woodward Inc	1,618	101,093

		1,806,211

Technology - 13.7%

Akamai Technologies Inc *	1,144	60,621
ANSYS Inc *	2,524	233,748
Electronic Arts Inc *	4,668	398,647
Guidewire Software Inc *	2,702	162,066
Maxim Integrated Products Inc	4,262	170,182
Microchip Technology Inc	6,835	424,727
Monolithic Power Systems Inc	413	33,246
Red Hat Inc *	3,095	250,169
ServiceNow Inc *	3,946	312,326

		2,045,732

Total Common Stocks (Cost $11,868,546)		14,670,392

PURCHASED OPTIONS - 0.1%
(See Note (c) in Notes to Schedule of Investments) (Cost $22,961)		19,081

SHORT-TERM INVESTMENT - 1.3%

Money Market Fund - 1.3%

BlackRock Liquidity Funds T-Fund Portfolio	190,678	190,678

Total Short-Term Investment (Cost $190,678)		190,678

TOTAL INVESTMENTS - 99.8% (Cost $12,082,185)		14,880,151

OTHER ASSETS & LIABILITIES, NET - 0.2%		30,650

NET ASSETS - 100.0%		$14,910,801

Notes to Schedule of Investments

(a)	As of September 30, 2016, the Fund’s composition by sector as a percentage of net assets was as follows:

Consumer, Non-cyclical	28.8%
Consumer, Cyclical	24.7%
Technology	13.7%
Industrial	12.1%
Financial	10.3%
Energy	4.8%
Communications	4.0%
Others (each less than 3.0%)	1.4%

99.8%
Other Assets & Liabilities, Net	0.2%

100.0%

(b)	As of September 30, 2016, an investment with a value of $326,898 was fully or partially segregated with the broker(s)/custodian as collateral for option contracts.

See Notes to Financial Statements	See explanation of symbols and terms, if any, on A-107 and A-108

PACIFIC FUNDS

PF MID-CAP GROWTH FUND

Schedule of Investments (Continued)

September 30, 2016 (Unaudited)

(c)	Purchased options outstanding as of September 30, 2016 were as follows:

Options on Indices

Description	Exercise Price	Expiration Date	Exchange	Number of Contracts	Cost	Value
Put - Russell 2000 (10/16)	1,220.00	10/28/16	CME	7	$9,282	$8,281
Put - S&P 500 (10/16)	2,125.00	10/28/16	CME	2	3,326	2,620

					$12,608	$10,901

Options on Securities

Description	Exercise Price	Expiration Date	Exchange	Number of Contracts	Cost	Value
Call - MarketAxess Holdings Inc (11/16)	$175.00	11/18/16	CME	4	$1,641	$1,160

			Counter- party
Put - SPDR S&P MidCap 400 ETF Trust (10/16)	275.00	10/28/16	CIT	36	8,712	7,020

					$10,353	$8,180

Total Purchased Options					$22,961	$19,081

(d)	Transactions in written options for the six-month period ended September 30, 2016 were as follows:

	Number of Contracts	Premium
Outstanding, March 31, 2016	52	$149,432
Call Options Written	106	26,738
Put Options Written	286	220,994
Call Options Closed	(76)	(18,760)
Put Options Closed	(252)	(305,253)
Call Options Expired	(30)	(7,977)
Put Options Expired	(23)	(990)

Outstanding, September 30, 2016	63	$64,184

(e)	Premium received and value of written options outstanding as of September 30, 2016 were as follows:

Options on Indices

Description	Exercise Price	Expiration Date	Exchange	Number of Contracts	Premium	Value
Put - Russell 2000 (10/16)	1,110.00	10/28/16	CME	7	$1,512	($1,036)
Put - S&P 500 (10/16)	1,975.00	10/28/16	CME	2	554	(380)

					$2,066	($1,416)

Options on Securities

Description	Exercise Price	Expiration Date	Counter- party	Number of Contracts	Premium	Value
Put - SPDR S&P MidCap 400 ETF Trust (10/16)	$255.00	10/28/16	CIT	36	$1,404	($1,530)
Put - Pacira Pharmaceuticals Inc (12/16)	85.00	12/16/16	GSC	14	58,940	(71,092)

					60,344	(72,622)

			Exchange
Put - MarketAxess Holdings Inc (11/16)	150.00	11/18/16	CME	4	1,774	(830)

					$62,118	($73,452)

Total Written Options					$64,184	($74,868)

See Notes to Financial Statements	See explanation of symbols and terms, if any, on A-107 and A-108

PACIFIC FUNDS

PF MID-CAP GROWTH FUND

Schedule of Investments (Continued)

September 30, 2016 (Unaudited)

(f)	Fair Value Measurements

The following is a summary of the Fund’s investments as categorized under the three-tier hierarchy of inputs used in valuing the Fund’s assets and liabilities (See Note 3D in Notes to Financial Statements) as of September 30, 2016:

		Total Value at September 30, 2016	Level 1 Quoted Price	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Assets	Common Stocks
	Communications	$601,974	$601,974	$—	$—
	Consumer, Cyclical	3,676,558	3,510,928	165,630	—
	Consumer, Non-cyclical	4,293,814	4,293,814	—	—
	Energy	718,896	718,896	—	—
	Financial	1,527,207	1,527,207	—	—
	Industrial	1,806,211	1,806,211	—	—
	Technology	2,045,732	2,045,732	—	—

	Total Common Stocks	14,670,392	14,504,762	165,630	—

	Short-Term Investment	190,678	190,678	—	—
	Derivatives:
	Equity Contracts
	Purchased Options	19,081	12,061	7,020	—

	Total Assets	14,880,151	14,707,501	172,650	—

Liabilities	Derivatives:
	Equity Contracts
	Written Options	(74,868)	(1,416)	(73,452)	—

	Total Liabilities	(74,868)	(1,416)	(73,452)	—

	Total	$14,805,283	$14,706,085	$99,198	$—

See Notes to Financial Statements	See explanation of symbols and terms, if any, on A-107 and A-108

PACIFIC FUNDS

PF MID-CAP VALUE FUND

Schedule of Investments

September 30, 2016 (Unaudited)

	Shares	Value
COMMON STOCKS - 98.2%

Basic Materials - 2.1%

Ingevity Corp * l	—	$38
PPG Industries Inc	9,903	1,023,574
Steel Dynamics Inc	37,309	932,352
The Mosaic Co	13,498	330,161
The Valspar Corp	10,979	1,164,543

		3,450,668

Communications - 3.5%

eBay Inc *	45,194	1,486,883
Expedia Inc	7,303	852,406
IAC/InterActiveCorp	13,889	867,646
Omnicom Group Inc	11,282	958,970
TEGNA Inc	17,089	373,566
The Interpublic Group of Cos Inc	45,713	1,021,686

		5,561,157

Consumer, Cyclical - 6.7%

Advance Auto Parts Inc	3,597	536,381
Best Buy Co Inc	19,053	727,444
Brunswick Corp	36,045	1,758,275
Harley-Davidson Inc	15,049	791,427
HD Supply Holdings Inc *	20,341	650,505
Lear Corp	3,538	428,876
Newell Brands Inc	36,719	1,933,623
PulteGroup Inc	35,289	707,192
Tenneco Inc *	17,178	1,000,962
WABCO Holdings Inc *	7,210	818,551
WESCO International Inc *	22,967	1,412,241

		10,765,477

Consumer, Non-cyclical - 12.7%

Avery Dennison Corp	5,062	393,773
Becton Dickinson and Co	8,713	1,565,987
Boston Scientific Corp *	78,722	1,873,584
Bruker Corp	18,302	414,540
Cardinal Health Inc	18,372	1,427,504
Coca-Cola European Partners PLC (United Kingdom)	20,591	821,581
Constellation Brands Inc ‘A’	2,944	490,147
DaVita Inc *	14,868	982,329
Equifax Inc	6,002	807,749
ICON PLC *	9,264	716,756
Laboratory Corp of America Holdings *	10,000	1,374,800
ManpowerGroup Inc	18,970	1,370,772
Moody’s Corp	5,304	574,317
Perrigo Co PLC	5,472	505,230
Robert Half International Inc	47,133	1,784,455
St Jude Medical Inc	19,136	1,526,287
Total System Services Inc	25,912	1,221,751
Universal Health Services Inc ‘B’	3,893	479,695
Zimmer Biomet Holdings Inc	16,277	2,116,336

		20,447,593

Energy - 9.3%

Anadarko Petroleum Corp	8,738	553,640
Cimarex Energy Co	3,018	405,529
Diamondback Energy Inc *	18,301	1,766,779
Energen Corp	37,618	2,171,311
EQT Corp	20,365	1,478,906
Gulfport Energy Corp *	22,802	644,157
Marathon Oil Corp	91,564	1,447,627
Marathon Petroleum Corp	21,940	890,545
Newfield Exploration Co *	33,831	1,470,295
Parsley Energy Inc ‘A’ *	61,751	2,069,276
QEP Resources Inc	21,745	424,680

	Shares	Value
Rice Energy Inc *	16,343	$426,716
RSP Permian Inc *	29,163	1,130,941

		14,880,402

Financial - 32.2%

Alleghany Corp *	3,963	2,080,654
Alliance Data Systems Corp *	3,821	819,719
Ally Financial Inc	24,627	479,488
American Assets Trust Inc REIT	14,754	640,029
American Homes 4 Rent ‘A’ REIT	32,286	698,669
Aon PLC	22,791	2,563,760
BB&T Corp	27,020	1,019,194
Boston Properties Inc REIT	15,699	2,139,617
Discover Financial Services	41,542	2,349,200
Douglas Emmett Inc REIT	26,631	975,494
East West Bancorp Inc	33,397	1,226,004
Equity Residential REIT	20,478	1,317,350
Essex Property Trust Inc REIT	3,646	811,964
Fifth Third Bancorp	121,218	2,480,120
General Growth Properties Inc REIT	26,084	719,918
Huntington Bancshares Inc	201,960	1,991,326
Kilroy Realty Corp REIT	9,416	653,000
Kimco Realty Corp REIT	52,055	1,506,992
Loews Corp	28,512	1,173,269
Marsh & McLennan Cos Inc	26,254	1,765,582
Navient Corp	68,897	996,940
Raymond James Financial Inc	34,299	1,996,545
Regency Centers Corp REIT	27,719	2,147,945
Reinsurance Group of America Inc	15,868	1,712,792
SEI Investments Co	26,835	1,223,944
SL Green Realty Corp REIT	21,897	2,367,066
SLM Corp *	83,152	621,145
State Street Corp	13,074	910,343
SunTrust Banks Inc	45,820	2,006,916
TD Ameritrade Holding Corp	69,529	2,450,202
The Allstate Corp	25,029	1,731,506
The Charles Schwab Corp	15,546	490,787
The Macerich Co REIT	10,312	833,931
Torchmark Corp	14,425	921,613
Unum Group	65,732	2,320,997
WR Berkley Corp	20,591	1,189,336
XL Group Ltd (Ireland)	12,592	423,469

		51,756,826

Industrial - 16.8%

Arrow Electronics Inc *	25,864	1,654,520
Berry Plastics Group Inc *	30,263	1,327,033
Crown Holdings Inc *	9,683	552,802
Curtiss-Wright Corp	10,030	913,833
Flex Ltd *	96,221	1,310,530
Fluor Corp	11,244	577,042
Graphic Packaging Holding Co	152,514	2,133,671
Harris Corp	26,048	2,386,257
Hubbell Inc	7,133	768,509
Huntington Ingalls Industries Inc	14,301	2,194,059
Ingersoll-Rand PLC	26,138	1,775,816
Jabil Circuit Inc	30,720	670,310
Masco Corp	65,375	2,243,016
Packaging Corp of America	14,627	1,188,590
Sealed Air Corp	27,641	1,266,511
Stanley Black & Decker Inc	18,414	2,264,554
TE Connectivity Ltd (Switzerland)	16,629	1,070,575
Textron Inc	25,475	1,012,631
The Timken Co	19,664	690,993
WestRock Co	18,596	901,542

		26,902,794

Technology - 8.5%

Activision Blizzard Inc	61,175	2,710,053
Amdocs Ltd	39,661	2,294,389

See Notes to Financial Statements	See explanation of symbols and terms, if any, on A-107 and A-108

PACIFIC FUNDS

PF MID-CAP VALUE FUND

Schedule of Investments (Continued)

September 30, 2016 (Unaudited)

	Shares	Value
Broadcom Ltd (Singapore)	4,608	$ 794,972
Fidelity National Information Services Inc	32,472	2,501,318
Leidos Holdings Inc	13,557	586,747
Microsemi Corp *	32,425	1,361,202
NetEase Inc ADR (China)	6,004	1,445,643
ON Semiconductor Corp *	37,828	466,041
Qorvo Inc *	12,910	719,603
Western Digital Corp	12,521	732,103

		13,612,071

Utilities - 6.4%

Alliant Energy Corp	25,359	971,503
Ameren Corp	16,675	820,077
American Electric Power Co Inc	33,118	2,126,507
Edison International	32,524	2,349,859
FirstEnergy Corp	11,290	373,473
Great Plains Energy Inc	39,772	1,085,378
PG&E Corp	26,286	1,607,915
Portland General Electric Co	23,144	985,703

		10,320,415

Total Common Stocks (Cost $142,243,053)		157,697,403

SHORT-TERM INVESTMENT - 1.8%

Money Market Fund - 1.8%

BlackRock Liquidity Funds T-Fund Portfolio	2,893,634	2,893,634

Total Short-Term Investment (Cost $2,893,634)		2,893,634

TOTAL INVESTMENTS - 100.0% (Cost $145,136,687)		160,591,037

OTHER ASSETS & LIABILITIES, NET - (0.0%)		(58,066)

NET ASSETS - 100.0%		$160,532,971

Notes to Schedule of Investments

(a)	As of September 30, 2016, the Fund’s composition by sector as a percentage of net assets was as follows:

Financial	32.2%
Industrial	16.8%
Consumer, Non-cyclical	12.7%
Energy	9.3%
Technology	8.5%
Consumer, Cyclical	6.7%
Utilities	6.4%
Communications	3.5%
Others (each less than 3.0%)	3.9%

	100.0%
Other Assets & Liabilities, Net	(0.0%	)

	100.0%

(b)	Fair Value Measurements

The following is a summary of the Fund’s investments as categorized under the three-tier hierarchy of inputs used in valuing the Fund’s assets and liabilities (See Note 3D in Notes to Financial Statements) as of September 30, 2016:

		Total Value at September 30, 2016	Level 1 Quoted Price	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Assets	Common Stocks	$157,697,403	$157,697,403	$—	$—
	Short-Term Investment	2,893,634	2,893,634	—	—

	Total	$160,591,037	$160,591,037	$—	$—

See Notes to Financial Statements	See explanation of symbols and terms, if any, on A-107 and A-108

PACIFIC FUNDS

PF SMALL-CAP GROWTH FUND

Schedule of Investments

September 30, 2016 (Unaudited)

	Shares	Value
WARRANTS - 0.0%

Consumer, Non-cyclical - 0.0%

Neuralstem Inc Exercise @ $3.64 Exp 01/08/19 *	15,525	$34

Total Warrants (Cost $0)		34

COMMON STOCKS - 99.3%

Basic Materials - 0.7%

Minerals Technologies Inc	883	62,419

Communications - 14.9%

8x8 Inc *	340	5,246
Acacia Communications Inc *	655	67,648
Cogent Communications Holdings Inc	968	35,632
DigitalGlobe Inc *	3,520	96,800
Etsy Inc *	7,782	111,127
Gigamon Inc *	1,771	97,051
GoDaddy Inc ‘A’ *	1,750	60,427
GrubHub Inc *	4,112	176,775
Match Group Inc *	4,388	78,063
Shopify Inc ‘A’ (Canada) *	2,991	128,374
Shutterstock Inc *	1,598	101,793
Stamps.com Inc *	526	49,712
The Trade Desk Inc ‘A’ *	251	7,332
Wayfair Inc ‘A’ *	1,519	59,803
Wix.com Ltd (Israel) *	3,978	172,765
Zendesk Inc *	4,395	134,970

		1,383,518

Consumer, Cyclical - 11.6%

Beacon Roofing Supply Inc *	4,039	169,921
Burlington Stores Inc *	1,367	110,754
Dave & Buster’s Entertainment Inc *	3,492	136,817
Five Below Inc *	2,265	91,257
iRobot Corp *	1,726	75,909
Ollie’s Bargain Outlet Holdings Inc *	2,180	57,138
Panera Bread Co ‘A’ *	244	47,512
Planet Fitness Inc ‘A’ *	5,800	116,406
Pool Corp	924	87,336
Shake Shack Inc ‘A’ *	758	26,280
SiteOne Landscape Supply Inc *	188	6,755
Universal Electronics Inc *	640	47,654
Vail Resorts Inc	331	51,927
Watsco Inc	367	51,710

		1,077,376

Consumer, Non-cyclical - 34.9%

ABIOMED Inc *	1,124	144,524
ACADIA Pharmaceuticals Inc *	2,705	86,046
Agios Pharmaceuticals Inc *	1,349	71,254
ARIAD Pharmaceuticals Inc *	6,765	92,613
Bio-Techne Corp	647	70,846
Blue Buffalo Pet Products Inc *	2,431	57,761
Calavo Growers Inc	1,043	68,243
Cardtronics PLC ‘A’ *	1,638	73,055
Charles River Laboratories International Inc *	570	47,504
Cimpress NV (Netherlands) *	489	49,477
Cotiviti Holdings Inc *	2,343	78,561
elf Beauty Inc *	538	15,129
Exact Sciences Corp *	6,063	112,590
Exelixis Inc *	10,297	131,699
Glaukos Corp *	2,991	112,880
GW Pharmaceuticals PLC ADR (United Kingdom) *	377	50,039

	Shares	Value
HealthEquity Inc *	375	$14,194
Insperity Inc	577	41,913
Insulet Corp *	2,156	88,267
Integra LifeSciences Holdings Corp *	1,149	94,850
LendingTree Inc *	693	67,159
Live Nation Entertainment Inc *	3,434	94,366
MarketAxess Holdings Inc	604	100,016
Masimo Corp *	828	49,258
Neurocrine Biosciences Inc *	915	46,336
Nevro Corp *	1,576	164,519
Pacific Biosciences of California Inc *	11,442	102,520
Patheon NV *	1,734	51,378
Paylocity Holdings Corp *	3,008	133,736
Penumbra Inc *	2,005	152,360
Performance Food Group Co *	3,926	97,365
Sage Therapeutics Inc *	1,520	69,996
Sarepta Therapeutics Inc *	801	49,189
Spark Therapeutics Inc *	1,686	101,261
TESARO Inc *	1,450	145,348
TransUnion *	1,954	67,413
Ultragenyx Pharmaceutical Inc *	416	29,511
VCA Inc *	670	46,887
Zeltiq Aesthetics Inc *	4,686	183,785

		3,253,848

Financial - 4.6%

CoreSite Realty Corp REIT	348	25,766
CyrusOne Inc REIT	435	20,693
Ellie Mae Inc *	1,492	157,108
WageWorks Inc *	2,180	132,784
Western Alliance Bancorp *	1,884	70,725
WisdomTree Investments Inc	2,204	22,679

		429,755

Industrial - 9.4%

B/E Aerospace Inc	662	34,199
Belden Inc	1,757	121,215
Builders FirstSource Inc *	9,389	108,067
Coherent Inc *	424	46,869
Dycom Industries Inc *	1,409	115,228
GasLog Ltd (Monaco)	6,485	94,357
HEICO Corp	338	23,390
IMAX Corp *	2,393	69,325
Nordson Corp	1,043	103,914
RBC Bearings Inc *	48	3,671
TASER International Inc *	3,820	109,290
Universal Display Corp *	794	44,075

		873,600

Technology - 22.7%

2U Inc *	3,761	144,009
Ambarella Inc *	1,084	79,793
Atlassian Corp PLC ‘A’ (Australia) *	3,390	101,598
Benefitfocus Inc *	2,626	104,830
BroadSoft Inc *	2,723	126,756
Callidus Software Inc *	2,151	39,471
Cirrus Logic Inc *	2,998	159,344
EPAM Systems Inc *	339	23,496
Fair Isaac Corp	872	108,642
Five9 Inc *	3,574	56,040
HubSpot Inc *	1,776	102,333
Inphi Corp *	2,600	113,126
Instructure Inc *	1,926	48,863
Materialise NV ADR (Belgium) *	2,520	19,404
MaxLinear Inc ‘A’ *	2,693	54,587
Medidata Solutions Inc *	418	23,308
Mellanox Technologies Ltd (Israel) *	531	22,966
Monolithic Power Systems Inc	1,148	92,414
Nutanix Inc ‘A’ *	863	31,931
Paycom Software Inc *	3,315	166,181

See Notes to Financial Statements	See explanation of symbols and terms, if any, on A-107 and A-108

PACIFIC FUNDS

PF SMALL-CAP GROWTH FUND

Schedule of Investments (Continued)

September 30, 2016 (Unaudited)

	Shares	Value
Proofpoint Inc *	1,707	$127,769
Silicon Motion Technology Corp ADR (Taiwan)	1,791	92,756
The Ultimate Software Group Inc *	350	71,536
Twilio Inc ‘A’ *	553	35,591
Veeva Systems Inc ‘A’ *	4,126	170,321

		2,117,065

Utilities - 0.5%

New Jersey Resources Corp	418	13,735
ONE Gas Inc	223	13,790
Portland General Electric Co	447	19,038

		46,563

Total Common Stocks (Cost $7,090,939)		9,244,144

SHORT-TERM INVESTMENT - 1.0%

Money Market Fund - 1.0%

BlackRock Liquidity Funds T-Fund Portfolio	93,799	93,799

Total Short-Term Investment (Cost $93,799)		93,799

TOTAL INVESTMENTS - 100.3% (Cost $7,184,738)		9,337,977

OTHER ASSETS & LIABILITIES, NET - (0.3%)		(26,950)

NET ASSETS - 100.0%		$9,311,027

Notes to Schedule of Investments

(a)	As of September 30, 2016, the Fund’s composition by sector as a percentage of net assets was as follows:

Consumer, Non-cyclical	34.9%
Technology	22.7%
Communications	14.9%
Consumer, Cyclical	11.6%
Industrial	9.4%
Financial	4.6%
Others (each less than 3.0%)	2.2%

	100.3%
Other Assets & Liabilities, Net	(0.3%	)

	100.0%

(b)	Fair Value Measurements

The following is a summary of the Fund’s investments as categorized under the three-tier hierarchy of inputs used in valuing the Fund’s assets and liabilities (See Note 3D in Notes to Financial Statements) as of September 30, 2016:

		Total Value at September 30, 2016	Level 1 Quoted Price	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Assets	Warrants	$34	$—	$34	$—
	Common Stocks	9,244,144	9,244,144	—	—
	Short-Term Investment	93,799	93,799	—	—

	Total	$9,337,977	$9,337,943	$34	$—

See Notes to Financial Statements	See explanation of symbols and terms, if any, on A-107 and A-108

PACIFIC FUNDS

PF SMALL-CAP VALUE FUND

Schedule of Investments

September 30, 2016 (Unaudited)

	Shares	Value
COMMON STOCKS - 98.8%

Basic Materials - 0.7%

Ingevity Corp *	17,440	$803,983

Communications - 7.2%

Extreme Networks Inc *	228,230	1,024,753
Finisar Corp *	67,380	2,007,924
FTD Cos Inc *	67,010	1,378,395
Infinera Corp *	69,110	624,063
NETGEAR Inc *	15,150	916,424
Scholastic Corp	40,130	1,579,517
Shutterfly Inc *	25,280	1,128,499

		8,659,575

Consumer, Cyclical - 15.3%

Anixter International Inc *	19,610	1,264,845
Big Lots Inc	18,710	893,403
Bloomin’ Brands Inc	78,520	1,353,685
Caleres Inc	47,490	1,201,022
Citi Trends Inc	75,770	1,510,096
Crocs Inc *	113,810	944,623
Dana Inc	111,410	1,736,882
Ethan Allen Interiors Inc	26,100	816,147
Office Depot Inc	196,410	701,184
Red Robin Gourmet Burgers Inc *	30,400	1,366,176
Regal Entertainment Group ‘A’	68,930	1,499,228
SkyWest Inc	63,595	1,679,543
Tenneco Inc *	22,310	1,300,003
The Children’s Place Inc	14,130	1,128,563
Wesco Aircraft Holdings Inc *	77,400	1,039,482

		18,434,882

Consumer, Non-cyclical - 10.4%

ABM Industries Inc	35,390	1,404,983
Booz Allen Hamilton Holding Corp	52,400	1,656,364
Cott Corp (Canada)	67,830	966,578
ICON PLC *	21,490	1,662,681
LifePoint Health Inc *	21,890	1,296,545
Molina Healthcare Inc *	29,660	1,729,771
Sotheby’s	30,380	1,155,048
Viad Corp	40,540	1,494,710
WellCare Health Plans Inc *	9,430	1,104,159

		12,470,839

Energy - 9.7%

Gulfport Energy Corp *	49,980	1,411,935
MRC Global Inc *	62,300	1,023,589
Noble Energy Inc l	—	32
Oil States International Inc *	43,380	1,369,507
Patterson-UTI Energy Inc	68,200	1,525,634
QEP Resources Inc	92,280	1,802,228
RPC Inc *	96,020	1,613,136
SM Energy Co	33,390	1,288,186
Synergy Resources Corp *	239,850	1,662,161

		11,696,408

Financial - 25.6%

1st Source Corp	26,109	931,961
Associated Banc-Corp	85,440	1,673,770
Customers Bancorp Inc *	47,376	1,191,980
Education Realty Trust Inc REIT	26,980	1,163,917
Essent Group Ltd *	46,190	1,229,116
First American Financial Corp	35,450	1,392,476
First Commonwealth Financial Corp	72,500	731,525
Fulton Financial Corp	85,620	1,243,202
Gramercy Property Trust REIT	201,156	1,939,148
HomeStreet Inc *	42,910	1,075,325
Hope Bancorp Inc	67,301	1,169,019
Huntington Bancshares Inc	111,938	1,103,705

	Shares	Value
Independent Bank Group Inc	25,380	$1,121,035
Kite Realty Group Trust REIT	37,440	1,037,837
National Storage Affiliates Trust REIT	70,980	1,486,321
Ramco-Gershenson Properties Trust REIT	80,560	1,509,694
Selective Insurance Group Inc	22,730	906,018
State Auto Financial Corp	20,250	482,153
Sterling Bancorp	77,210	1,351,175
Synovus Financial Corp	34,070	1,108,297
Texas Capital Bancshares Inc *	37,620	2,066,090
Validus Holdings Ltd	18,110	902,240
Webster Financial Corp	44,310	1,684,223
WSFS Financial Corp	24,405	890,538
Zions Bancorp	44,810	1,390,006

		30,780,771

Industrial - 14.7%

AECOM *	43,529	1,294,108
Air Transport Services Group Inc *	50,260	721,231
Atlas Air Worldwide Holdings Inc *	10,193	436,464
Covenant Transportation Group Inc ‘A’ *	69,413	1,341,753
EMCOR Group Inc	24,760	1,476,191
EnerSys	18,930	1,309,767
Esterline Technologies Corp *	18,320	1,393,053
Graphic Packaging Holding Co	111,940	1,566,041
Mistras Group Inc *	28,530	669,599
Oshkosh Corp	33,830	1,894,479
Regal Beloit Corp	12,520	744,815
Saia Inc *	44,176	1,323,513
SPX FLOW Inc *	13,720	424,222
TTM Technologies Inc *	75,265	861,784
Tutor Perini Corp *	41,440	889,717
Vishay Intertechnology Inc	97,760	1,377,438

		17,724,175

Technology - 11.9%

Advanced Micro Devices Inc *	135,600	936,996
Cabot Microelectronics Corp	19,500	1,031,745
CSG Systems International Inc	35,430	1,464,322
Cypress Semiconductor Corp	117,466	1,428,387
FormFactor Inc *	144,763	1,570,679
Integrated Device Technology Inc *	24,050	555,555
Mitel Networks Corp *	196,360	1,445,210
MKS Instruments Inc	24,500	1,218,384
NCR Corp *	43,620	1,404,128
Unisys Corp *	99,171	965,926
Verint Systems Inc *	40,600	1,527,778
Virtusa Corp *	33,320	822,338

		14,371,448

Utilities - 3.3%

PNM Resources Inc	49,330	1,614,078
Portland General Electric Co	28,910	1,231,277
Southwest Gas Corp	16,671	1,164,636

		4,009,991

Total Common Stocks (Cost $99,718,648)		118,952,072

SHORT-TERM INVESTMENT - 0.9%

Money Market Fund - 0.9%

BlackRock Liquidity Funds T-Fund Portfolio	1,036,017	1,036,017

Total Short-Term Investment (Cost $1,036,017)		1,036,017

TOTAL INVESTMENTS - 99.7% (Cost $100,754,665)		119,988,089

OTHER ASSETS & LIABILITIES, NET - 0.3%		384,593

NET ASSETS - 100.0%		$120,372,682

See Notes to Financial Statements	See explanation of symbols and terms, if any, on A-107 and A-108

PACIFIC FUNDS

PF SMALL-CAP VALUE FUND

Schedule of Investments (Continued)

September 30, 2016 (Unaudited)

Notes to Schedule of Investments

(a)	As of September 30, 2016, the Fund’s composition by sector as a percentage of net assets was as follows:

Financial	25.6%
Consumer, Cyclical	15.3%
Industrial	14.7%
Technology	11.9%
Consumer, Non-cyclical	10.4%
Energy	9.7%
Communications	7.2%
Utilities	3.3%
Others (each less than 3.0%)	1.6%

99.7%
Other Assets & Liabilities, Net	0.3%

100.0%

(b)	Fair Value Measurements

The following is a summary of the Fund’s investments as categorized under the three-tier hierarchy of inputs used in valuing the Fund’s assets and liabilities (See Note 3D in Notes to Financial Statements) as of September 30, 2016:

		Total Value at September 30, 2016	Level 1 Quoted Price	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Assets	Common Stocks	$118,952,072	$118,952,072	$—	$—
	Short-Term Investment	1,036,017	1,036,017	—	—

	Total	$119,988,089	$119,988,089	$—	$—

See Notes to Financial Statements	See explanation of symbols and terms, if any, on A-107 and A-108

PACIFIC FUNDS

PF EMERGING MARKETS FUND

Schedule of Investments

September 30, 2016 (Unaudited)

	Shares	Value
WARRANTS - 0.0%

Malaysia - 0.0%

Genting Bhd Exercise @ MYR 7.96 Exp 12/18/18 *	137,750	$46,633

Total Warrants (Cost $64,905)		46,633

PREFERRED STOCKS - 2.6%

Brazil - 2.6%

Lojas Americanas SA	771,018	4,798,491

India - 0.0%

Zee Entertainment Enterprises Ltd	708,924	100,727

Total Preferred Stocks (Cost $3,037,316)		4,899,218

COMMON STOCKS - 93.6%

Argentina - 0.1%

MercadoLibre Inc	1,380	255,259

Brazil - 4.9%

Ambev SA ADR	251,420	1,531,148
BM&FBovespa SA	491,416	2,553,674
Cielo SA	19,600	196,955
Embraer SA ADR	73,250	1,264,295
Estacio Participacoes SA	275,800	1,518,017
Kroton Educacional SA	265,943	1,218,440
Sul America SA	171,935	857,521

		9,140,050

China - 22.8%

3SBio Inc * ~	130,000	147,675
Alibaba Group Holding Ltd ADR *	89,926	9,513,272
Baidu Inc ADR *	39,290	7,153,530
China Lodging Group Ltd ADR	29,920	1,349,093
China Pacific Insurance Group Co Ltd ‘H’	467,800	1,749,493
Ctrip.com International Ltd ADR *	86,120	4,010,608
New Oriental Education & Technology Group Inc ADR *	55,220	2,559,999
Sinopharm Group Co Ltd ‘H’	548,200	2,655,112
SOHO China Ltd	1,234,000	669,542
Tencent Holdings Ltd	364,522	10,134,454
Tingyi Cayman Islands Holding Corp	946,000	1,100,557
Want Want China Holdings Ltd	1,960,000	1,219,779

		42,263,114

Colombia - 1.9%

Almacenes Exito SA GDR ~	54,800	279,710
Grupo Aval Acciones y Valores SA ADR	204,829	1,808,640
Grupo de Inversiones Suramericana SA	111,357	1,452,911

		3,541,261

Egypt - 0.7%

Commercial International Bank Egypt SAE	227,074	1,230,284

	Shares	Value
France - 2.7%

Kering	10,717	$2,162,520
LVMH Moet Hennessy Louis Vuitton SE	16,556	2,822,994

		4,985,514

Hong Kong - 6.1%

AIA Group Ltd	714,600	4,805,502
Hang Lung Group Ltd	249,000	952,190
Hong Kong Exchanges and Clearing Ltd	50,312	1,331,525
Jardine Strategic Holdings Ltd	76,911	2,521,096
Melco Crown Entertainment Ltd ADR	104,740	1,687,361

		11,297,674

India - 15.1%

Apollo Hospitals Enterprise Ltd	73,169	1,445,168
Asian Paints Ltd	29,359	512,537
Dr Reddy’s Laboratories Ltd	42,364	1,976,828
Glenmark Pharmaceuticals Ltd	54,855	762,674
Housing Development Finance Corp Ltd	440,316	9,235,630
Infosys Ltd	286,488	4,455,529
Kotak Mahindra Bank Ltd	163,322	1,909,739
Sun Pharmaceutical Industries Ltd	68,406	764,694
Tata Consultancy Services Ltd	52,908	1,933,527
UltraTech Cement Ltd	24,715	1,431,158
Zee Entertainment Enterprises Ltd	426,300	3,509,177

		27,936,661

Indonesia - 2.2%

P.T. Astra International Tbk	2,358,800	1,496,716
P.T. Bank Mandiri Persero Tbk	1,445,800	1,247,469
P.T. Indocement Tunggal Prakarsa Tbk	696,200	928,226
P.T. Semen Indonesia Persero Tbk	433,000	336,355

		4,008,766

Italy - 1.4%

PRADA SPA	818,100	2,627,328

Japan - 2.1%

Fast Retailing Co Ltd	5,100	1,642,325
Murata Manufacturing Co Ltd	16,700	2,179,903

		3,822,228

Malaysia - 1.9%

Genting Bhd	1,360,800	2,612,133
Genting Malaysia Bhd	834,100	918,249

		3,530,382

Mexico - 4.2%

Fomento Economico Mexicano SAB de CV	202,535	1,864,203
Fomento Economico Mexicano SAB de CV ADR	7,420	682,937
Grupo Aeroportuario del Sureste SAB de CV ‘B’	54,321	794,598
Grupo Financiero Banorte SAB de CV ‘O’	388,052	2,037,149
Grupo Financiero Inbursa SAB de CV ‘O’	1,092,854	1,724,691
Kimberly-Clark de Mexico SAB de CV ‘A’	34,185	77,327
Wal-Mart de Mexico SAB de CV	282,496	618,469

		7,799,374

Nigeria - 0.6%

Nigerian Breweries PLC	1,361,882	648,515
Zenith Bank PLC	8,450,943	408,060

		1,056,575

See Notes to Financial Statements	See explanation of symbols and terms, if any, on A-107 and A-108

PACIFIC FUNDS

PF EMERGING MARKETS FUND

Schedule of Investments (Continued)

September 30, 2016 (Unaudited)

	Shares	Value
Philippines - 3.1%

Ayala Land Inc	353,400	$287,636
Jollibee Foods Corp	265,670	1,354,515
SM Investments Corp	164,738	2,294,201
SM Prime Holdings Inc	3,100,670	1,805,927

		5,742,279

Poland - 0.9%

Bank Pekao SA	48,985	1,586,005

Russia - 8.5%

Alrosa PJSC	1,251,914	1,726,503
Magnit PJSC (RTS)	36,266	6,001,115
Moscow Exchange MICEX-RTS PJSC	403,141	812,852
Novatek OJSCR GDR (LI) ~	44,570	4,913,173
Sberbank of Russia PJSC ADR	245,873	2,314,878

		15,768,521

Singapore - 0.5%

Global Logistic Properties Ltd	665,000	917,269

South Korea - 1.4%

LG Household & Health Care Ltd	296	257,593
NAVER Corp	2,854	2,297,650

		2,555,243

Switzerland - 0.7%

Glencore PLC *	470,386	1,287,992

Taiwan - 4.1%

Taiwan Semiconductor Manufacturing Co Ltd	1,280,995	7,529,873

Thailand - 0.7%

Airports of Thailand PCL	31,200	359,273
CP ALL PCL	513,600	911,584

		1,270,857

Turkey - 1.0%

Anadolu Efes Biracilik Ve Malt Sanayii AS	142,874	864,864
BIM Birlesik Magazalar AS	60,454	1,008,428

		1,873,292

United Arab Emirates - 1.6%

DP World Ltd	162,351	3,073,154

United Kingdom - 2.0%

Old Mutual PLC	793,087	2,083,425
SABMiller PLC	29,481	1,717,244

		3,800,669

United States - 2.4%

Cognizant Technology Solutions Corp ‘A’ *	21,130	1,008,112
Las Vegas Sands Corp	40,300	2,318,862
Tiffany & Co	15,160	1,101,071

		4,428,045

Total Common Stocks (Cost $134,409,699)		173,327,669

	Shares	Value
SHORT-TERM INVESTMENT - 3.0%

Money Market Fund - 3.0%

BlackRock Liquidity Funds T-Fund Portfolio	5,594,958	$5,594,958

Total Short-Term Investment (Cost $5,594,958)		5,594,958

TOTAL INVESTMENTS - 99.2% (Cost $143,106,878)		183,868,478

OTHER ASSETS & LIABILITIES, NET - 0.8%		1,381,714

NET ASSETS - 100.0%		$185,250,192

Notes to Schedule of Investments

(a)	As of September 30, 2016, the Fund’s composition by sector as a percentage of net assets was as follows:

Financial	23.6%
Communications	19.9%
Consumer, Non-cyclical	18.0%
Consumer, Cyclical	16.8%
Technology	8.1%
Industrial	3.9%
Short-Term Investment	3.0%
Others (each less than 3.0%)	5.9%

99.2%
Other Assets & Liabilities, Net	0.8%

100.0%

(b)	As of September 30, 2016, the Fund’s composition by country of risk as a percentage of net assets was as follows:

China	22.8%
India	15.1%
Russia	8.5%
Brazil	7.5%
Hong Kong	6.1%
United States (Includes Short-Term Investment)	5.4%
Mexico	4.2%
Taiwan	4.1%
Philippines	3.1%
Others (each less than 3.0%)	22.4%

99.2%
Other Assets & Liabilities, Net	0.8%

100.0%

See Notes to Financial Statements	See explanation of symbols and terms, if any, on A-107 and A-108

PACIFIC FUNDS

PF EMERGING MARKETS FUND

Schedule of Investments (Continued)

September 30, 2016 (Unaudited)

(c)	Fair Value Measurements

The following is a summary of the Fund’s investments as categorized under the three-tier hierarchy of inputs used in valuing the Fund’s assets and liabilities (See Note 3D in Notes to Financial Statements) as of September 30, 2016:

		Total Value at September 30, 2016	Level 1 Quoted Price	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Assets	Warrants	$46,633	$46,633	$—	$—
	Preferred Stocks	4,899,218	4,899,218	—	—
	Common Stocks
	Argentina	255,259	255,259	—	—
	Brazil	9,140,050	9,140,050	—	—
	China	42,263,114	24,586,502	17,676,612	—
	Colombia	3,541,261	3,261,551	279,710	—
	Egypt	1,230,284	—	1,230,284	—
	France	4,985,514	—	4,985,514	—
	Hong Kong	11,297,674	1,687,361	9,610,313	—
	India	27,936,661	—	27,936,661	—
	Indonesia	4,008,766	—	4,008,766	—
	Italy	2,627,328	—	2,627,328	—
	Japan	3,822,228	—	3,822,228	—
	Malaysia	3,530,382	—	3,530,382	—
	Mexico	7,799,374	7,799,374	—	—
	Nigeria	1,056,575	1,056,575	—	—
	Philippines	5,742,279	—	5,742,279	—
	Poland	1,586,005	—	1,586,005	—
	Russia	15,768,521	1,955,809	13,812,712	—
	Singapore	917,269	—	917,269	—
	South Korea	2,555,243	—	2,555,243	—
	Switzerland	1,287,992	—	1,287,992	—
	Taiwan	7,529,873	—	7,529,873	—
	Thailand	1,270,857	—	1,270,857	—
	Turkey	1,873,292	—	1,873,292	—
	United Arab Emirates	3,073,154	—	3,073,154	—
	United Kingdom	3,800,669	—	3,800,669	—
	United States	4,428,045	4,428,045	—	—

	Total Common Stocks	173,327,669	54,170,526	119,157,143	—

	Short-Term Investment	5,594,958	5,594,958	—	—

	Total	$183,868,478	$64,711,335	$119,157,143	$—

Transfers between levels of the fair value hierarchy during the six-month period were as follows:

Amount Transferred	Level Transfer		Change in Fair Valuation Measurement Inputs
	From	To	From	To
$4,216,885	1	2	Unadjusted Exchange-Traded Price	Adjusted Exchange-Traded Price using an Applied Foreign Fair Value Factor
408,060	2	1	Adjusted Exchange-Traded Price using an Applied Foreign Fair Value Factor	Unadjusted Exchange-Traded Price

See Notes to Financial Statements	See explanation of symbols and terms, if any, on A-107 and A-108

PACIFIC FUNDS

PF INTERNATIONAL LARGE-CAP FUND

Schedule of Investments

September 30, 2016 (Unaudited)

	Shares	Value
COMMON STOCKS - 98.9%

Australia - 0.5%

Orica Ltd	115,419	$1,352,103

Belgium - 0.9%

KBC Group NV *	44,329	2,587,757

Brazil - 0.7%

Ambev SA ADR	333,252	2,029,505

Canada - 4.3%

Canadian National Railway Co	81,212	5,311,265
Element Financial Corp	148,262	1,855,606
Loblaw Cos Ltd	40,641	2,090,985
Suncor Energy Inc	103,435	2,871,377

		12,129,233

China - 1.0%

Alibaba Group Holding Ltd ADR *	25,163	2,661,994

Denmark - 0.6%

Carlsberg AS ‘B’	19,035	1,819,249

France - 15.2%

Air Liquide SA	56,360	6,043,841
Bureau Veritas SA	70,927	1,521,749
Danone SA	88,029	6,536,436
Dassault Systemes	24,554	2,131,555
Engie SA	212,059	3,287,931
Hermes International	1,780	724,662
L’Oreal SA	15,095	2,853,113
Legrand SA	42,336	2,495,683
LVMH Moet Hennessy Louis Vuitton SE	30,040	5,122,176
Pernod Ricard SA	53,519	6,338,513
Schneider Electric SE	84,325	5,866,003

		42,921,662

Germany - 10.9%

Bayer AG	85,825	8,619,473
Beiersdorf AG	55,160	5,206,749
Linde AG	22,631	3,845,496
Merck KGaA	27,176	2,931,352
MTU Aero Engines AG	13,092	1,325,569
ProSiebenSat.1 Media SE	45,746	1,961,378
SAP SE	70,829	6,477,514

		30,367,531

Hong Kong - 3.3%

AIA Group Ltd	1,015,862	6,831,412
Global Brands Group Holding Ltd *	8,770,639	899,046
Li & Fung Ltd	2,889,358	1,488,797

		9,219,255

India - 2.4%

Housing Development Finance Corp Ltd	157,572	3,305,073
Tata Consultancy Services Ltd	91,651	3,349,394

		6,654,467

Ireland - 0.3%

Experian PLC	45,548	909,952

Israel - 0.9%

Check Point Software Technologies Ltd *	31,059	2,410,489

	Shares	Value
Italy - 1.1%

Eni SPA	118,349	$ 1,705,453
Luxottica Group SPA	31,056	1,483,340

		3,188,793

Japan - 12.7%

Daikin Industries Ltd	27,900	2,603,513
Denso Corp	106,700	4,257,815
FANUC Corp	16,600	2,803,997
Hoya Corp	176,200	7,088,145
Inpex Corp	167,700	1,524,807
Japan Tobacco Inc	105,000	4,298,199
Kubota Corp	161,200	2,439,845
Kyocera Corp	65,700	3,157,100
Shin-Etsu Chemical Co Ltd	30,500	2,128,072
Terumo Corp	141,000	5,423,651

		35,725,144

Netherlands - 5.5%

Akzo Nobel NV	67,760	4,583,305
Heineken NV	16,422	1,443,521
ING Groep NV	400,857	4,948,852
Randstad Holding NV	95,869	4,359,422

		15,335,100

Singapore - 1.9%

DBS Group Holdings Ltd	360,900	4,095,079
Singapore Telecommunications Ltd	459,762	1,344,754

		5,439,833

Spain - 1.6%

Amadeus IT Group SA	88,949	4,439,730

Sweden - 1.2%

Hennes & Mauritz AB ‘B’	115,564	3,261,867

Switzerland - 13.3%

Julius Baer Group Ltd	58,858	2,399,168
Kuehne + Nagel International AG	8,474	1,231,495
Nestle SA	138,603	10,944,658
Novartis AG	68,978	5,443,766
Roche Holding AG	33,662	8,364,960
Sonova Holding AG	8,980	1,273,330
UBS Group AG	379,299	5,181,398
Zurich Insurance Group AG	9,676	2,495,383

		37,334,158

Taiwan - 3.0%

Hon Hai Precision Industry Co Ltd	230,233	582,642
Taiwan Semiconductor Manufacturing Co Ltd ADR	253,251	7,746,948

		8,329,590

United Kingdom - 15.4%

Barclays PLC	881,926	1,912,024
Compass Group PLC	436,302	8,449,662
Delphi Automotive PLC	17,131	1,221,783
Diageo PLC	157,496	4,511,224
Prudential PLC	103,498	1,834,664
Reckitt Benckiser Group PLC	65,931	6,207,034
Rio Tinto PLC	68,995	2,293,121
Rolls-Royce Holdings PLC *	222,837	2,078,991
Sky PLC	296,123	3,432,080
Smiths Group PLC	104,883	1,990,919
WPP PLC	395,946	9,306,909

		43,238,411

See Notes to Financial Statements	See explanation of symbols and terms, if any, on A-107 and A-108

PACIFIC FUNDS

PF INTERNATIONAL LARGE-CAP FUND

Schedule of Investments (Continued)

September 30, 2016 (Unaudited)

	Shares	Value
United States - 2.2%

Yum! Brands Inc	66,826	$ 6,068,469

Total Common Stocks (Cost $224,116,259)		277,424,292

	Principal Amount
SHORT-TERM INVESTMENTS - 0.7%

Commercial Paper - 0.6%

GE Capital Treasury Services LLC 0.340% due 10/03/16	$1,519,000	1,518,971

	Shares
Money Market Fund - 0.1%

BlackRock Liquidity Funds T-Fund Portfolio	311,596	311,596

Total Short-Term Investments (Cost $1,830,567)		1,830,567

TOTAL INVESTMENTS - 99.6% (Cost $225,946,826)		279,254,859

OTHER ASSETS & LIABILITIES, NET - 0.4%		1,244,134

NET ASSETS - 100.0%		$280,498,993

Notes to Schedule of Investments

(a)	As of September 30, 2016, the Fund’s composition by sector as a percentage of net assets was as follows:

Consumer, Non-cyclical	33.2%
Industrial	14.4%
Financial	13.3%
Consumer, Cyclical	11.7%
Technology	9.5%
Basic Materials	6.7%
Communications	6.7%
Others (each less than 3.0%)	4.1%

99.6%
Other Assets & Liabilities, Net	0.4%

100.0%

(b)	As of September 30, 2016, the Fund’s composition by country of risk as a percentage of net assets was as follows:

United Kingdom	15.4%
France	15.2%
Switzerland	13.3%
Japan	12.7%
Germany	10.9%
Netherlands	5.5%
Canada	4.3%
Hong Kong	3.3%
Taiwan	3.0%
Others (each less than 3.0%)	16.0%

99.6%
Other Assets & Liabilities, Net	0.4%

100.0%

(c)	Fair Value Measurements

The following is a summary of the Fund’s investments as categorized under the three-tier hierarchy of inputs used in valuing the Fund’s assets and liabilities (See Note 3D in Notes to Financial Statements) as of September 30, 2016:

		Total Value at September 30, 2016	Level 1 Quoted Price	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Assets	Common Stocks
	Australia	$1,352,103	$—	$1,352,103	$—
	Belgium	2,587,757	—	2,587,757	—
	Brazil	2,029,505	2,029,505	—	—
	Canada	12,129,233	12,129,233	—	—
	China	2,661,994	2,661,994	—	—
	Denmark	1,819,249	—	1,819,249	—
	France	42,921,662	—	42,921,662	—
	Germany	30,367,531	—	30,367,531	—
	Hong Kong	9,219,255	—	9,219,255	—
	India	6,654,467	—	6,654,467	—
	Ireland	909,952	—	909,952	—
	Israel	2,410,489	2,410,489	—	—
	Italy	3,188,793	—	3,188,793	—
	Japan	35,725,144	—	35,725,144	—
	Netherlands	15,335,100	4,948,852	10,386,248	—
	Singapore	5,439,833	—	5,439,833	—
	Spain	4,439,730	—	4,439,730	—
	Sweden	3,261,867	—	3,261,867	—
	Switzerland	37,334,158	—	37,334,158	—
	Taiwan	8,329,590	7,746,948	582,642	—
	United Kingdom	43,238,411	1,221,783	42,016,628	—
	United States	6,068,469	6,068,469	—	—

	Total Common Stocks	277,424,292	39,217,273	238,207,019	—

	Short-Term Investments	1,830,567	311,596	1,518,971	—

	Total	$279,254,859	$39,528,869	$239,725,990	$—

See Notes to Financial Statements	See explanation of symbols and terms, if any, on A-107 and A-108

PACIFIC FUNDS

PF INTERNATIONAL SMALL-CAP FUND

Schedule of Investments

September 30, 2016 (Unaudited)

	Shares	Value
COMMON STOCKS - 99.1%

Australia - 5.3%

Abacus Property Group REIT	40,262	$89,509
Asaleo Care Ltd	75,488	92,338
Austal Ltd	73,446	83,459
Beach Energy Ltd	139,899	71,578
Collins Foods Ltd	38,918	135,398
CSR Ltd	50,729	141,438
Genworth Mortgage Insurance Australia Ltd	45,747	94,567
GWA Group Ltd	87,378	193,222
Investa Office Fund REIT	73,399	257,606
JB Hi-Fi Ltd	9,415	209,553
Link Administration Holdings Ltd	20,523	130,162
Metcash Ltd *	84,889	136,486
Orora Ltd	108,499	263,141
Pact Group Holdings Ltd	25,285	122,938
Resolute Mining Ltd	102,336	152,397
Sirtex Medical Ltd	3,208	77,983
Southern Cross Media Group Ltd	76,229	86,127

		2,337,902

Austria - 1.0%

CA Immobilien Anlagen AG	10,043	191,466
Conwert Immobilien Invest SE	6,977	131,320
Wienerberger AG	5,748	97,591

		420,377

Belgium - 0.3%

Orange Belgium SA *	4,702	115,074

Canada - 9.1%

Bird Construction Inc	10,600	91,703
Boyd Group Income Fund	1,900	118,566
Canfor Pulp Products Inc	9,400	73,512
Capital Power Corp	7,800	122,593
Cascades Inc	22,600	221,013
Celestica Inc *	11,100	120,057
Chorus Aviation Inc	36,000	168,756
Colliers International Group Inc	2,300	96,544
Detour Gold Corp *	7,900	171,856
Enerplus Corp	29,000	186,120
Evertz Technologies Ltd	7,900	100,982
Genworth MI Canada Inc	5,642	145,184
Gran Tierra Energy Inc *	34,200	102,448
Granite REIT	2,800	85,540
Intertape Polymer Group Inc	9,900	170,842
Kinaxis Inc *	2,500	127,349
Linamar Corp	2,300	96,036
Maple Leaf Foods Inc	7,257	166,552
Martinrea International Inc	16,000	99,394
Paramount Resources Ltd ‘A’ *	10,200	114,599
Parex Resources Inc *	15,400	195,442
Penn West Petroleum Ltd	78,200	140,074
Pure Industrial Real Estate Trust REIT	56,354	236,679
Sandvine Corp	56,400	125,529
SEMAFO Inc *	33,600	139,835
Sleep Country Canada Holdings Inc ~	6,900	163,776
Trican Well Service Ltd *	55,600	114,001
Whistler Blackcomb Holdings Inc	5,435	154,937
Wi-LAN Inc	8,922	13,805
Yamana Gold Inc	21,500	92,591

		3,956,315

Denmark - 2.2%

ALK-Abello AS	622	88,258
Bakkafrost PF	5,012	209,674
Dfds AS	3,805	192,803
GN Store Nord AS	6,542	141,074

	Shares	Value
Royal Unibrew AS	4,426	$218,981
Schouw & Co AB	1,783	116,186

		966,976

Finland - 0.3%

YIT OYJ	17,155	138,249

France - 6.4%

Air France-KLM *	13,685	73,642
Alten SA	1,680	117,521
Atos SE	2,494	268,502
Eiffage SA	2,426	188,536
Euler Hermes Group	1,257	106,872
Faurecia	3,933	154,342
Fonciere Des Regions REIT	1,618	150,772
Ipsen SA	2,537	178,239
IPSOS	5,578	182,207
Lagardere SCA	5,141	130,923
Nexans SA *	3,703	212,447
Nexity SA	2,568	135,622
SCOR SE	6,911	214,919
Tarkett SA	4,231	171,101
Technip SA	2,780	170,899
Trigano SA	2,075	145,601
Valeo SA	3,615	211,004

		2,813,149

Germany - 7.8%

AURELIUS Equity Opportunities SE & Co KGaA	2,446	154,568
Aurubis AG	2,706	151,737
Bechtle AG	982	113,693
Carl Zeiss Meditec AG	3,338	127,758
Cewe Stiftung & Co KGaA	1,558	140,156
Covestro AG ~	3,634	215,054
Deutsche Pfandbriefbank AG ~	11,783	110,206
Deutsche Wohnen AG	2,941	107,018
Deutz AG	29,163	147,331
Gerresheimer AG	1,959	166,561
Grammer AG	3,625	219,922
HOCHTIEF AG	1,577	222,555
Jenoptik AG	9,182	168,003
KION Group AG	3,046	197,362
OSRAM Licht AG	3,695	217,069
PATRIZIA Immobilien AG *	5,268	115,387
RHOEN-KLINIKUM AG	4,393	133,595
SMA Solar Technology AG	1,772	56,640
Software AG	6,176	261,750
STADA Arzneimittel AG	3,056	170,034
Talanx AG	4,051	123,617
TLG Immobilien AG	4,247	95,863

		3,415,879

Hong Kong - 1.7%

Fortune REIT	54,000	67,860
Giordano International Ltd	202,000	104,122
HK Electric Investments & HK Electric Investments Ltd ~ »	202,500	198,534
Kerry Properties Ltd	35,500	116,627
Lifestyle International Holdings Ltd	50,500	69,421
Man Wah Holdings Ltd	146,800	94,414
SmarTone Telecommunications Holdings Ltd	65,000	107,676

		758,654

India - 0.5%

Vedanta Resources PLC	25,975	196,193

Ireland - 0.3%

C&C Group PLC	31,613	132,107

See Notes to Financial Statements	See explanation of symbols and terms, if any, on A-107 and A-108

PACIFIC FUNDS

PF INTERNATIONAL SMALL-CAP FUND

Schedule of Investments (Continued)

September 30, 2016 (Unaudited)

	Shares	Value
Israel - 0.6%

Orbotech Ltd *	4,698	$139,108
Syneron Medical Ltd *	17,090	122,364

		261,472

Italy - 2.7%

A2A SPA	111,315	157,218
Autogrill SPA	16,830	142,647
Banca Popolare dell’Emilia Romagna SC	28,412	105,874
De’ Longhi SPA	5,538	134,131
DiaSorin SPA	2,189	140,698
Moncler SPA	7,428	126,803
OVS SPA ~	13,374	77,391
Saras SPA	96,065	152,856
Societa Iniziative Autostradali e Servizi SPA	15,524	148,376

		1,185,994

Japan - 23.5%

Accordia Golf Co Ltd	9,600	97,937
Adastria Co Ltd	3,300	75,817
Asahi Diamond Industrial Co Ltd	13,800	111,900
Central Glass Co Ltd	30,000	118,148
Create SD Holdings Co Ltd	4,500	107,501
Daikyonishikawa Corp	12,300	151,949
Daiwabo Holdings Co Ltd	68,000	160,723
EDION Corp	13,900	116,437
EPS Holdings Inc	7,000	96,160
FIDEA Holdings Co Ltd	82,900	130,305
Foster Electric Co Ltd	4,800	88,210
Fujitsu General Ltd	11,000	238,328
Fukuda Corp	12,000	132,763
Furukawa Electric Co Ltd	6,500	176,859
Glory Ltd	3,400	112,112
Goldcrest Co Ltd	9,400	154,446
Hanwa Co Ltd	40,000	242,860
Haseko Corp	14,000	134,662
Heiwado Co Ltd	6,100	119,135
Hokuhoku Financial Group Inc	5,800	78,042
Idemitsu Kosan Co Ltd	8,100	167,704
Japan Aviation Electronics Industry Ltd	7,000	109,840
Kinden Corp	11,000	126,814
Kitagawa Iron Works Co Ltd	4,500	74,335
Kohnan Shoji Co Ltd	7,600	147,812
Kyudenko Corp	4,422	162,256
Leopalace21 Corp	22,100	146,053
Lion Corp	14,000	226,838
Maruwa Co Ltd/Aichi	5,100	192,746
Marvelous Inc	12,500	97,588
Matsumotokiyoshi Holdings Co Ltd	3,600	186,013
Megmilk Snow Brand Co Ltd	3,600	131,631
Meidensha Corp	37,000	122,034
Meisei Industrial Co Ltd	18,800	89,713
Miraca Holdings Inc	3,900	194,468
Mochida Pharmaceutical Co Ltd	1,500	117,642
Morinaga & Co Ltd	4,600	221,805
Musashi Seimitsu Industry Co Ltd	5,200	122,075
Nagase & Co Ltd	14,200	170,852
Nihon Unisys Ltd	12,700	163,265
Nippon Piston Ring Co Ltd	9,000	136,466
Nippon Suisan Kaisha Ltd	44,400	190,974
Obayashi Road Corp	16,900	106,852
Penta-Ocean Construction Co Ltd	27,900	159,146
Riso Kagaku Corp	6,400	104,888
Ryobi Ltd	31,000	137,874
SAMTY Co Ltd	11,500	119,460
Sanyo Special Steel Co Ltd	42,000	235,746
Sapporo Holdings Ltd	4,500	124,748
Seikagaku Corp	8,700	143,036
Shinoken Group Co Ltd	5,200	109,756

	Shares	Value
Ship Healthcare Holdings Inc	4,400	$135,225
Sumitomo Forestry Co Ltd	10,800	144,543
Sumitomo Real Estate Sales Co Ltd	5,900	120,487
Takuma Co Ltd	20,000	188,879
The Gunma Bank Ltd	25,000	113,571
The Okinawa Electric Power Co Inc	7,150	161,227
TOA ROAD Corp	30,000	75,443
Tokai Carbon Co Ltd	43,000	116,976
Token Corp	2,800	208,627
Tokuyama Corp *	39,000	163,463
Tokyo Tekko Co Ltd	26,000	103,590
Tokyu Construction Co Ltd	11,300	113,024
TonenGeneral Sekiyu KK	13,000	131,832
Tosei Corp	17,500	131,687
Toyo Engineering Corp	48,000	155,517
Toyota Boshoku Corp	5,200	116,400
Ulvac Inc	4,200	125,522
Unitika Ltd *	311,000	179,458
Valor Holdings Co Ltd	3,600	101,537
Yodogawa Steel Works Ltd	4,500	120,838
Yuasa Trading Co Ltd	6,800	156,228
Zenkoku Hosho Co Ltd	5,500	228,178

		10,276,976

Luxembourg - 0.4%

APERAM SA	3,715	167,492

Malta - 0.2%

Unibet Group PLC SDR	10,082	93,700

Netherlands - 1.4%

Boskalis Westminster	4,136	147,204
Corbion NV	6,074	163,500
Delta Lloyd NV	17,067	78,280
Euronext NV ~	2,453	104,667
Wereldhave NV REIT	2,219	112,343

		605,994

Norway - 0.2%

Protector Forsikring ASA	10,800	102,824

Portugal - 0.2%

CTT-Correios de Portugal SA	9,722	65,448

Singapore - 1.6%

CDL Hospitality Trusts REIT	80,100	82,292
Mapletree Greater China Commercial Trust REIT	150,709	121,739
Mapletree Industrial Trust REIT	109,800	143,849
SATS Ltd	31,700	115,876
Starhill Global REIT	157,500	94,841
Venture Corp Ltd	17,900	118,497

		677,094

South Africa - 0.3%

Mondi PLC	5,611	117,886

South Korea - 5.3%

Able C&C Co Ltd	4,344	94,955
Amotech Co Ltd *	6,214	89,719
CJ O Shopping Co Ltd	739	108,327
Dongbu Insurance Co Ltd	1,544	95,991
Dongwon Development Co Ltd	24,622	108,412
Eugene Technology Co Ltd	7,065	124,177
Hyundai Development Co-Engineering & Construction	3,055	143,205

See Notes to Financial Statements	See explanation of symbols and terms, if any, on A-107 and A-108

PACIFIC FUNDS

PF INTERNATIONAL SMALL-CAP FUND

Schedule of Investments (Continued)

September 30, 2016 (Unaudited)

	Shares	Value
Hyundai Marine & Fire Insurance Co Ltd	4,777	$157,710
Hyundai Mipo Dockyard Co Ltd *	1,556	105,787
KB Insurance Co Ltd	3,997	99,140
LG International Corp	4,074	129,830
LG Uplus Corp	11,036	118,025
LS Corp	3,699	196,518
Nexen Tire Corp	9,022	121,589
Partron Co Ltd	11,783	97,544
Silicon Works Co Ltd	3,318	90,322
Spigen Korea Co Ltd	1,958	94,508
Tongyang Life Insurance Co Ltd	16,178	167,366
Vieworks Co Ltd	3,218	190,794

		2,333,919

Spain - 2.9%

Acciona SA	1,859	140,510
Cellnex Telecom SA ~	6,229	112,725
Cia de Distribucion Integral Logista Holdings SA	6,375	142,299
CIE Automotive SA	6,041	118,940
Gamesa Corp Tecnologica SA	15,338	367,498
Grupo Catalana Occidente SA	4,988	148,267
Mediaset Espana Comunicacion SA	11,874	140,757
Saeta Yield SA	10,384	103,241

		1,274,237

Sweden - 3.3%

Axfood AB	7,647	135,000
Boliden AB	7,357	172,924
Bonava AB ‘B’ *	7,819	98,617
Dometic Group AB * ~	16,136	129,443
Intrum Justitia AB	4,813	155,225
Mycronic AB	16,867	210,691
NCC AB ‘B’	4,819	126,283
NetEnt AB	9,359	85,711
Nobia AB	10,516	99,904
Peab AB	11,930	102,905
Wihlborgs Fastigheter AB	5,585	118,858

		1,435,561

Switzerland - 9.8%

Actelion Ltd	1,234	214,141
Adecco Group AG	2,187	123,272
Ascom Holding AG	5,771	103,967
BKW AG	2,522	120,843
Cembra Money Bank AG	2,381	186,781
Coca-Cola HBC AG	7,782	180,787
Emmi AG	223	152,918
Flughafen Zuerich AG	1,161	226,968
Forbo Holding AG	149	200,450
Geberit AG	262	114,845
Givaudan SA	80	163,098
Implenia AG	1,577	111,510
Kudelski SA	5,555	103,570
Logitech International SA	10,485	235,348
Lonza Group AG	2,001	382,989
Oriflame Holding AG *	7,131	261,182
Partners Group Holding AG	625	315,772
Rieter Holding AG	585	118,682
Sika AG	63	306,942
Straumann Holding AG	590	230,809
Swiss Life Holding AG	1,137	294,850
Vontobel Holding AG	2,552	126,878

		4,276,602

Thailand - 0.3%

GFPT PCL NVDR	336,904	143,221

	Shares	Value
United Kingdom - 11.0%

3i Group PLC	27,117	$228,633
Acacia Mining PLC	28,665	184,841
Aldermore Group PLC *	31,910	69,319
Barratt Developments PLC	20,839	133,411
Beazley PLC	42,480	212,780
Bellway PLC	7,157	219,475
Booker Group PLC	70,830	163,384
Computacenter PLC	8,922	82,106
Cranswick PLC	4,439	134,519
Daily Mail & General Trust PLC ‘A’	14,161	136,456
De La Rue PLC	16,039	123,694
Fevertree Drinks PLC	11,811	148,218
Go-Ahead Group PLC	3,766	99,215
Inchcape PLC	18,476	157,651
John Wood Group PLC	15,348	151,076
Kennedy Wilson Europe Real Estate PLC	8,088	105,206
Man Group PLC	67,234	97,942
Marshalls PLC	23,662	87,469
Mitie Group PLC	30,696	76,368
National Express Group PLC	28,549	127,464
Northgate PLC	20,412	114,294
Novae Group PLC	11,912	118,191
OneSavings Bank PLC	25,521	83,921
PayPoint PLC	8,288	110,707
Persimmon PLC	6,821	160,378
Phoenix Group Holdings	11,275	128,361
Premier Foods PLC *	185,614	126,907
QinetiQ Group PLC	46,280	141,790
Rentokil Initial PLC	56,361	161,991
Safestore Holdings PLC REIT	31,641	157,602
St Modwen Properties PLC	22,383	85,294
Taylor Wimpey PLC	63,363	126,382
UBM PLC	29,627	273,873
WH Smith PLC	6,777	135,196
WS Atkins PLC	7,629	156,876

		4,820,990

United States - 0.5%

Milestone Apartments REIT	7,396	108,802
Orion Engineered Carbons SA	6,687	125,314

		234,116

Total Common Stocks (Cost $38,914,403)		43,324,401

SHORT-TERM INVESTMENT - 0.5%

Money Market Fund - 0.5%

BlackRock Liquidity Funds T-Fund Portfolio	222,965	222,965

Total Short-Term Investment (Cost $222,965)		222,965

TOTAL INVESTMENTS - 99.6% (Cost $39,137,368)		43,547,366

OTHER ASSETS & LIABILITIES, NET - 0.4%		183,773

NET ASSETS - 100.0%		$43,731,139

See Notes to Financial Statements	See explanation of symbols and terms, if any, on A-107 and A-108

PACIFIC FUNDS

PF INTERNATIONAL SMALL-CAP FUND

Schedule of Investments (Continued)

September 30, 2016 (Unaudited)

Notes to Schedule of Investments

(a)	As of September 30, 2016, the Fund’s composition by sector as a percentage of net assets was as follows:

Industrial	23.1%
Financial	19.0%
Consumer, Non-cyclical	17.4%
Consumer, Cyclical	16.5%
Basic Materials	7.9%
Technology	5.5%
Energy	4.1%
Communications	3.4%
Others (each less than 3.0%)	2.7%

99.6%
Other Assets & Liabilities, Net	0.4%

100.0%

(b)	As of September 30, 2016, the Fund’s composition by country of risk as a percentage of net assets was as follows:

Japan	23.5%
United Kingdom	11.0%
Switzerland	9.8%
Canada	9.1%
Germany	7.8%
France	6.4%
Australia	5.3%
South Korea	5.3%
Sweden	3.3%
Others (each less than 3.0%)	18.1%

99.6%
Other Assets & Liabilities, Net	0.4%

100.0%

(c)	Fair Value Measurements

The following is a summary of the Fund’s investments as categorized under the three-tier hierarchy of inputs used in valuing the Fund’s assets and liabilities (See Note 3D in Notes to Financial Statements) as of September 30, 2016:

		Total Value at September 30, 2016	Level 1 Quoted Price	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Assets	Common Stocks
	Australia	$2,337,902	$—	$2,337,902	$—
	Austria	420,377	131,320	289,057	—
	Belgium	115,074	—	115,074	—
	Canada	3,956,315	3,956,315	—	—
	Denmark	966,976	—	966,976	—
	Finland	138,249	—	138,249	—
	France	2,813,149	—	2,813,149	—
	Germany	3,415,879	—	3,415,879	—
	Hong Kong	758,654	—	758,654	—
	India	196,193	—	196,193	—
	Ireland	132,107	132,107	—	—
	Israel	261,472	261,472	—	—
	Italy	1,185,994	—	1,185,994	—
	Japan	10,276,976	—	10,276,976	—
	Luxembourg	167,492	—	167,492	—
	Malta	93,700	—	93,700	—
	Netherlands	605,994	—	605,994	—
	Norway	102,824	—	102,824	—
	Portugal	65,448	—	65,448	—
	Singapore	677,094	—	677,094	—
	South Africa	117,886	—	117,886	—
	South Korea	2,333,919	—	2,333,919	—
	Spain	1,274,237	—	1,274,237	—
	Sweden	1,435,561	98,617	1,336,944	—
	Switzerland	4,276,602	247,721	4,028,881	—
	Thailand	143,221	—	143,221	—
	United Kingdom	4,820,990	1,025,714	3,795,276	—
	United States	234,116	234,116	—	—

	Total Common Stocks	43,324,401	6,087,382	37,237,019	—

	Short-Term Investment	222,965	222,965	—	—

	Total	$43,547,366	$6,310,347	$37,237,019	$—

Transfers between levels of the fair value hierarchy during the six-month period were as follows:

Amount Transferred	Level Transfer		Change in Fair Valuation Measurement Inputs
	From	To	From	To
$516,290	2	1	Adjusted Exchange-Traded Price using an Applied Foreign Fair Value Factor	Unadjusted Exchange-Traded Price

See Notes to Financial Statements	See explanation of symbols and terms, if any, on A-107 and A-108

PACIFIC FUNDS

PF INTERNATIONAL VALUE FUND

Schedule of Investments

September 30, 2016 (Unaudited)

	Shares	Value
RIGHTS - 0.1%

France - 0.1%

Air Liquide SA Exp 10/21/16 *	2,154	$230,948

Total Rights (Cost $183,668)		230,948

COMMON STOCKS - 99.6%

Australia - 4.2%

Australia & New Zealand Banking Group Ltd	261,935	5,579,631
Goodman Group REIT	427,247	2,394,588

		7,974,219

Belgium - 2.1%

Anheuser-Busch InBev SA/NV	16,071	2,113,473
KBC Group NV *	31,526	1,840,367

		3,953,840

Canada - 1.2%

TransCanada Corp	47,058	2,234,982

Chile - 0.5%

Banco Santander Chile ADR	46,580	963,740

China - 1.6%

China Overseas Land & Investment Ltd	316,000	1,086,407
CNOOC Ltd	1,457,000	1,838,025

		2,924,432

Denmark - 0.6%

Pandora AS	8,708	1,054,710

Finland - 2.1%

Outokumpu OYJ *	239,536	1,644,576
UPM-Kymmene OYJ	112,469	2,374,748

		4,019,324

France - 15.4%

Air Liquide SA	17,229	1,847,588
Airbus Group SE	31,446	1,907,247
AXA SA	173,936	3,698,278
BNP Paribas SA	84,015	4,321,215
Capgemini SA	19,731	1,934,505
Natixis SA	351,166	1,638,508
Renault SA	32,263	2,654,265
Schneider Electric SE	33,443	2,326,436
Technip SA	29,092	1,788,417
TOTAL SA	140,040	6,660,419

		28,776,878

Germany - 7.9%

Bayer AG	17,829	1,790,581
Brenntag AG	32,788	1,791,837
Daimler AG	51,226	3,612,869
HeidelbergCement AG	11,242	1,063,182
Infineon Technologies AG	89,221	1,590,955
Siemens AG	42,352	4,966,234

		14,815,658

Hong Kong - 1.6%

CK Hutchison Holdings Ltd	229,021	2,927,405

	Shares	Value
Ireland - 0.4%

Ryanair Holdings PLC ADR	11,395	$854,967

Israel - 1.3%

Teva Pharmaceutical Industries Ltd ADR	54,449	2,505,198

Italy - 3.7%

Enel SPA	827,136	3,686,334
Intesa Sanpaolo SPA	831,528	1,846,090
Telecom Italia SPA *	1,587,456	1,319,026

		6,851,450

Japan - 23.4%

Bridgestone Corp	30,300	1,116,367
Daikin Industries Ltd	33,100	3,088,755
Daiwa House Industry Co Ltd	105,300	2,889,925
Dentsu Inc	30,900	1,572,738
DMG Mori Co Ltd	80,600	840,900
Honda Motor Co Ltd	112,200	3,238,126
Japan Airlines Co Ltd	58,300	1,713,756
Mitsubishi Corp	64,500	1,470,347
Mitsubishi UFJ Financial Group Inc	955,800	4,842,165
Mitsui Fudosan Co Ltd	110,000	2,340,186
NGK Spark Plug Co Ltd	61,900	1,093,794
NH Foods Ltd	53,000	1,280,343
Nippon Telegraph & Telephone Corp	83,800	3,832,676
Sompo Japan Nipponkoa Holdings Inc	69,500	2,059,800
Sony Corp	41,100	1,361,667
Sumitomo Electric Industries Ltd	148,800	2,103,543
Sumitomo Mitsui Financial Group Inc	44,600	1,506,571
Sumitomo Mitsui Trust Holdings Inc	58,200	1,901,488
Suzuken Co Ltd	28,300	934,481
Suzuki Motor Corp	83,300	2,790,136
Yamato Holdings Co Ltd	77,000	1,794,839

		43,772,603

Luxembourg - 1.0%

ArcelorMittal *	296,028	1,805,295

Netherlands - 6.5%

ASR Nederland NV *	42,845	870,572
ING Groep NV	291,570	3,599,630
NN Group NV	47,334	1,453,181
Royal Dutch Shell PLC ‘A’	254,112	6,321,741

		12,245,124

Norway - 1.1%

Norsk Hydro ASA	489,883	2,118,140

South Korea - 1.6%

Samsung Electronics Co Ltd	2,007	2,923,722

Spain - 1.1%

Bankia SA	2,475,554	2,031,384

Sweden - 1.7%

Nordea Bank AB	330,851	3,285,508

Switzerland - 4.9%

LafargeHolcim Ltd	25,308	1,370,810
Roche Holding AG	7,380	1,833,920
Wolseley PLC	40,395	2,271,904
Zurich Insurance Group AG	14,661	3,780,985

		9,257,619

See Notes to Financial Statements	See explanation of symbols and terms, if any, on A-107 and A-108

PACIFIC FUNDS

PF INTERNATIONAL VALUE FUND

Schedule of Investments (Continued)

September 30, 2016 (Unaudited)

	Shares	Value
United Kingdom - 14.3%

Barratt Developments PLC	176,823	$1,132,020
British American Tobacco PLC	32,545	2,075,581
Centrica PLC	654,125	1,934,082
GlaxoSmithKline PLC	207,731	4,424,343
InterContinental Hotels Group PLC	22,805	939,884
Lloyds Banking Group PLC	1,326,974	937,523
National Grid PLC	140,262	1,980,886
Prudential PLC	194,885	3,454,641
Rio Tinto PLC	100,505	3,340,388
Standard Chartered PLC *	253,262	2,060,974
Vodafone Group PLC	1,573,668	4,513,138

		26,793,460

United States - 1.4%

Shire PLC	40,187	2,598,605

Total Common Stocks (Cost $177,125,142)		186,688,263

SHORT-TERM INVESTMENT - 0.9%

Money Market Fund - 0.9%

BlackRock Liquidity Funds T-Fund Portfolio	1,638,635	1,638,635

Total Short-Term Investment (Cost $1,638,635)		1,638,635

TOTAL INVESTMENTS - 100.6% (Cost $178,947,445)		188,557,846

OTHER ASSETS & LIABILITIES, NET - (0.6%)		(1,194,823)

NET ASSETS - 100.0%		$187,363,023

Notes to Schedule of Investments

(a)	As of September 30, 2016, the Fund’s composition by sector as a percentage of net assets was as follows:

Financial	30.7%
Consumer, Cyclical	16.2%
Consumer, Non-cyclical	10.4%
Energy	10.1%
Industrial	9.3%
Basic Materials	8.1%
Communications	6.0%
Utilities	4.0%
Technology	3.4%
Others (each less than 3.0%)	2.4%

	100.6%
Other Assets & Liabilities, Net	(0.6%	)

	100.0%

(b)	As of September 30, 2016, the Fund’s composition by country of risk as a percentage of net assets was as follows:

Japan	23.4%
France	15.5%
United Kingdom	14.3%
Germany	7.9%
Netherlands	6.5%
Switzerland	4.9%
Australia	4.2%
Italy	3.7%
Others (each less than 3.0%)	20.2%

	100.6%
Other Assets & Liabilities, Net	(0.6%	)

	100.0%

(c)	Forward foreign currency contracts outstanding as of September 30, 2016 were as follows:

Currency Purchased		Currency Sold		Expiration	Counterparty	Unrealized Appreciation (Depreciation)
AUD	8,927,015	USD	6,681,205	11/16	SCB	$145,729
CHF	11,444,562	USD	11,686,997	11/16	MER	117,312
DKK	11,431,536	USD	1,714,155	11/16	TDB	13,482
EUR	503,172	USD	566,693	11/16	ANZ	(563)
EUR	395,955	USD	441,665	11/16	DUB	3,832
EUR	472,617	USD	529,561	11/16	MER	2,190
EUR	597,618	USD	673,304	11/16	SCB	(911)
EUR	914,186	USD	1,027,110	11/16	SGN	1,459
GBP	866,135	EUR	1,017,780	11/16	DUB	(21,722)
GBP	317,565	USD	411,735	11/16	ANZ	(2,605)
GBP	473,753	USD	617,077	11/16	ANZ	156
GBP	448,847	USD	584,895	11/16	CIT	(2,727)
GBP	551,575	USD	731,366	11/16	DUB	(15,956)
GBP	347,131	USD	456,088	11/16	GSC	(5,849)
GBP	462,409	USD	604,660	11/16	MSC	(4,902)
GBP	1,068,724	USD	1,420,267	11/16	SGN	(34,100)
JPY	97,571,785	EUR	854,137	11/16	SGN	2,534
JPY	58,391,650	USD	579,517	11/16	HSB	(2,862)
JPY	39,310,052	USD	386,368	11/16	SCB	1,844
SEK	4,195,160	USD	494,197	11/16	CIT	(4,353)
SEK	4,516,051	USD	528,734	11/16	DUB	(1,421)
SEK	5,563,065	USD	652,576	11/16	GSC	(3,010)
SEK	3,356,780	USD	391,531	11/16	GSC	420
SGD	2,969,528	USD	2,196,278	11/16	SCB	(18,227)
USD	861,854	AUD	1,147,508	11/16	MER	(15,702)
USD	1,652,319	CAD	2,174,479	11/16	SCB	(5,536)

See Notes to Financial Statements	See explanation of symbols and terms, if any, on A-107 and A-108

PACIFIC FUNDS

PF INTERNATIONAL VALUE FUND

Schedule of Investments (Continued)

September 30, 2016 (Unaudited)

Currency Purchased		Currency Sold		Expiration	Counterparty	Unrealized Appreciation (Depreciation)
USD	696,745	CHF	672,321	11/16	MER	$3,290
USD	559,013	CHF	536,295	11/16	MSC	5,860
USD	484,742	CHF	469,029	11/16	SGN	970
USD	9,140,730	EUR	8,193,739	11/16	CIT	(78,220)
USD	453,576	EUR	405,501	11/16	CSF	(2,662)
USD	1,073,318	EUR	950,220	11/16	DUB	4,205
USD	1,086,643	EUR	972,557	11/16	GSC	(7,602)
USD	1,998,466	EUR	1,786,048	11/16	RBC	(11,055)
USD	787,570	EUR	701,515	11/16	SCB	(1,720)
USD	396,933	GBP	305,484	11/16	RBC	711
USD	10,190,804	GBP	7,733,188	11/16	SCB	160,624
USD	1,263,378	JPY	129,204,925	11/16	ANZ	(12,604)
USD	1,533,020	JPY	154,425,725	11/16	ANZ	7,967
USD	706,737	NOK	6,048,711	11/16	CIT	(49,957)

Total Forward Foreign Currency Contracts						$168,319

(d)	Fair Value Measurements

The following is a summary of the Fund’s investments as categorized under the three-tier hierarchy of inputs used in valuing the Fund’s assets and liabilities (See Note 3D in Notes to Financial Statements) as of September 30, 2016:

		Total Value at September 30, 2016	Level 1 Quoted Price	Level 2 Significant Observable Input	Level 3 Significant Unobservable Input
Assets	Rights	$230,948	$—	$230,948	$—
	Common Stocks
	Australia	7,974,219	—	7,974,219	—
	Belgium	3,953,840	—	3,953,840	—
	Canada	2,234,982	2,234,982	—	—
	Chile	963,740	963,740	—	—
	China	2,924,432	—	2,924,432	—
	Denmark	1,054,710	—	1,054,710	—
	Finland	4,019,324	—	4,019,324	—
	France	28,776,878	—	28,776,878	—
	Germany	14,815,658	—	14,815,658	—
	Hong Kong	2,927,405	—	2,927,405	—
	Ireland	854,967	854,967	—	—
	Israel	2,505,198	2,505,198	—	—
	Italy	6,851,450	—	6,851,450	—
	Japan	43,772,603	—	43,772,603	—
	Luxembourg	1,805,295	—	1,805,295	—
	Netherlands	12,245,124	3,599,630	8,645,494	—
	Norway	2,118,140	—	2,118,140	—
	South Korea	2,923,722	—	2,923,722	—
	Spain	2,031,384	—	2,031,384	—
	Sweden	3,285,508	—	3,285,508	—
	Switzerland	9,257,619	—	9,257,619	—
	United Kingdom	26,793,460	—	26,793,460	—
	United States	2,598,605	—	2,598,605	—

	Total Common Stocks	186,688,263	10,158,517	176,529,746	—

	Short-Term Investment	1,638,635	1,638,635	—	—
	Derivatives:
	Foreign Currency Contracts
	Forward Foreign Currency Contracts	472,585	—	472,585	—

	Total Assets	189,030,431	11,797,152	177,233,279	—

Liabilities	Derivatives:
	Foreign Currency Contracts
	Forward Foreign Currency Contracts	(304,266)	—	(304,266)	—

	Total Liabilities	(304,266)	—	(304,266)	—

	Total	$188,726,165	$11,797,152	$176,929,013	$—

See Notes to Financial Statements	See explanation of symbols and terms, if any, on A-107 and A-108

PACIFIC FUNDS

PF REAL ESTATE FUND

Schedule of Investments

September 30, 2016 (Unaudited)

	Shares	Value
COMMON STOCKS - 97.2%

Consumer, Cyclical - 2.8%

Gaming & Leisure Properties Inc REIT	20,140	$673,683
Hilton Worldwide Holdings Inc	56,355	1,292,220

		1,965,903

Financial - 94.4%

Acadia Realty Trust REIT	3,246	117,635
American Homes 4 Rent ‘A’ REIT	5,700	123,348
Apartment Investment & Management Co ‘A’ REIT	19,071	875,550
AvalonBay Communities Inc REIT	17,183	3,055,825
Boston Properties Inc REIT	29,356	4,000,929
Brixmor Property Group Inc REIT	14,196	394,507
Camden Property Trust REIT	21,548	1,804,430
CBL & Associates Properties Inc REIT	2,710	32,899
Chesapeake Lodging Trust REIT	26,109	597,896
Columbia Property Trust Inc REIT	3,740	83,739
Corporate Office Properties Trust REIT	10,447	296,172
Cousins Properties Inc REIT	32,038	334,477
CubeSmart REIT	10,598	288,901
DCT Industrial Trust Inc REIT	2,178	105,742
DDR Corp REIT	27,143	473,102
Digital Realty Trust Inc REIT	4,650	451,608
Douglas Emmett Inc REIT	26,096	955,896
Duke Realty Corp REIT	27,414	749,225
Equity LifeStyle Properties Inc REIT	4,506	347,773
Equity One Inc REIT	14,349	439,223
Equity Residential REIT	78,989	5,081,362
Essex Property Trust Inc REIT	6,712	1,494,762
Federal Realty Investment Trust REIT	118	18,164
General Growth Properties Inc REIT	98,213	2,710,679
Healthcare Realty Trust Inc REIT	12,382	421,731
Host Hotels & Resorts Inc REIT	171,221	2,665,911
Hudson Pacific Properties Inc REIT	43,633	1,434,217
Kimco Realty Corp REIT	44,443	1,286,625
LaSalle Hotel Properties REIT	56,967	1,359,802
Liberty Property Trust REIT	6,713	270,870
Life Storage Inc REIT	7,805	694,177
Mack-Cali Realty Corp REIT	2,135	58,115
Mid-America Apartment Communities Inc REIT	2,176	204,522
National Retail Properties Inc REIT	20,745	1,054,883
Omega Healthcare Investors Inc REIT	20,124	713,396
Paramount Group Inc REIT	35,128	575,748
Post Properties Inc REIT	2,839	187,743
Prologis Inc REIT	25,269	1,352,902
Public Storage REIT	12,895	2,877,390
QTS Realty Trust Inc ‘A’ REIT	9,277	490,289
Regency Centers Corp REIT	31,620	2,450,234
Rexford Industrial Realty Inc REIT	12,000	274,680
Senior Housing Properties Trust REIT	22,317	506,819

	Shares	Value
Simon Property Group Inc REIT	46,144	$ 9,552,269
SL Green Realty Corp REIT	2,860	309,166
Spirit Realty Capital Inc REIT	12,160	162,093
STORE Capital Corp REIT	19,267	567,799
Sunstone Hotel Investors Inc REIT	29,036	371,370
Tanger Factory Outlet Centers Inc REIT	40,776	1,588,633
Taubman Centers Inc REIT	7,678	571,320
The RMR Group Inc ‘A’ l	—	17
Ventas Inc REIT	30,313	2,141,007
Vornado Realty Trust REIT	50,198	5,080,540
Welltower Inc REIT	24,878	1,860,128
Xenia Hotels & Resorts Inc REIT	13,136	199,405

		66,117,645

Total Common Stocks (Cost $45,399,167)		68,083,548

SHORT-TERM INVESTMENT - 2.3%

Money Market Fund - 2.3%

BlackRock Liquidity Funds T-Fund Portfolio	1,582,095	1,582,095

Total Short-Term Investment (Cost $1,582,095)		1,582,095

TOTAL INVESTMENTS - 99.5% (Cost $46,981,262)		69,665,643

OTHER ASSETS & LIABILITIES, NET - 0.5%		365,212

NET ASSETS - 100.0%		$70,030,855

Notes to Schedule of Investments

(a)	As of September 30, 2016, the Fund’s composition by property sector as a percentage of net assets was as follows:

REITS - Regional Malls	20.6%
REITS - Apartments	18.3%
REITS - Office Property	11.0%
REITS - Diversified	9.8%
REITS - Heath Care	8.1%
REITS - Hotels	7.4%
REITS - Shopping Centers	7.4%
REITS - Storage	5.5%
REITS - Warehouse/Industrial	3.2%
Others (each less than 3.0%)	5.9%

97.2%
Short-Term Investment	2.3%
Other Assets & Liabilities, Net	0.5%

100.0%

(b)	Fair Value Measurements

The following is a summary of the Fund’s investments as categorized under the three-tier hierarchy of inputs used in valuing the Fund’s assets and liabilities (See Note 3D in Notes to Financial Statements) as of September 30, 2016:

		Total Value at September 30, 2016	Level 1 Quoted Price	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Assets	Common Stocks	$68,083,548	$68,083,548	$—	$—
	Short-Term Investment	1,582,095	1,582,095	—	—

	Total	$69,665,643	$69,665,643	$—	$—

See Notes to Financial Statements	See explanation of symbols and terms, if any, on A-107 and A-108

PACIFIC FUNDS

PF CURRENCY STRATEGIES FUND

Schedule of Investments

September 30, 2016 (Unaudited)

	Principal Amount	Value
U.S. TREASURY OBLIGATIONS - 4.7%

U.S. Treasury Notes - 4.7%

0.625% due 11/15/16 ‡	$4,100,000	$4,102,153

Total U.S. Treasury Obligations (Cost $4,100,186)		4,102,153

FOREIGN GOVERNMENT BONDS & NOTES - 16.5%

Canada - 4.3%

Canadian Government 1.500% due 02/01/17	CAD 4,950,000	3,785,460

France - 3.7%

France Government OAT 3.750% due 04/25/17 ~	EUR 2,850,000	3,280,943

Germany - 4.3%

Bundesrepublik Deutschland 3.750% due 01/04/17 ~	3,275,000	3,720,471

United Kingdom - 4.2%

United Kingdom Gilt 1.000% due 09/07/17 ~	GBP 2,800,000	3,658,676

Total Foreign Government Bonds & Notes (Cost $14,359,814)		14,445,550

PURCHASED OPTIONS - 0.1%
(See Note (d) in Notes to Schedule of Investments) (Cost $922,819)		111,059

	Shares	Value
SHORT-TERM INVESTMENTS - 78.6%

Money Market Fund - 35.3%

BlackRock Liquidity Funds T-Fund Portfolio	30,920,502	$30,920,502

	Principal Amount

U.S. Treasury Bills - 43.3%

0.316% due 02/02/17 ‡	$8,000,000	7,991,392
0.356% due 03/02/17	8,000,000	7,988,120
0.368% due 10/20/16	6,000,000	5,998,797
0.368% due 11/10/16	8,000,000	7,996,711
0.456% due 04/27/17	8,000,000	7,979,256

		37,954,276

Total Short-Term Investments (Cost $68,868,259)		68,874,778

TOTAL INVESTMENTS - 99.9% (Cost $88,251,078)		87,533,540

OTHER ASSETS & LIABILITIES, NET - 0.1%		105,322

NET ASSETS - 100.0%		$87,638,862

Notes to Schedule of Investments

(a)	As of September 30, 2016, the Fund’s composition as a percentage of net assets was as follows:

Short-Term Investments	78.6%
Foreign Government Bonds & Notes	16.5%
U.S. Treasury Obligations	4.7%
Other (each less than 3.0%)	0.1%

99.9%
Other Assets & Liabilities, Net	0.1%

100.0%

(b)	As of September 30, 2016, investments with a total aggregate value of $678,612 were fully or partially segregated with the broker(s)/custodian as collateral for forward foreign currency contracts.

(c)	Forward foreign currency contracts outstanding as of September 30, 2016 were as follows:

Currency Purchased		Currency Sold		Expiration	Counterparty	Unrealized Appreciation/ (Depreciation)
AUD	5,851,100	USD	4,357,191	10/16	ANZ	$120,227
AUD	6,185,000	USD	4,650,613	10/16	BRC	80,887
AUD	510,000	USD	390,292	10/16	GSC	(26)
CAD	23,870,045	USD	18,220,129	10/16	ANZ	(24,864)
CAD	23,263,601	USD	17,910,588	10/16	RBC	(177,593)
CHF	8,617,302	USD	8,856,780	10/16	ANZ	17,053
CHF	15,075,532	USD	15,620,951	10/16	BRC	(96,631)
CHF	290,000	USD	300,104	10/16	CSF	(1,237)
CHF	290,000	USD	298,688	10/16	CSF	179
CHF	4,688,099	USD	4,875,368	10/16	GSC	(47,708)
CHF	4,323,054	USD	4,426,193	10/16	SCB	25,555
CLP	194,200,000	USD	293,753	10/16	CSF	1,055
COP	13,480,601,111	USD	4,513,846	10/16	BRC	143,239
EUR	3,926,870	USD	4,432,121	10/16	BRC	(19,416)
EUR	5,760,000	USD	6,474,240	10/16	CIB	2,297
EUR	3,017,707	USD	3,376,753	10/16	SCB	14,306
EUR	7,781,753	USD	8,700,000	10/16	SSB	44,516
GBP	10,180,436	USD	13,307,275	10/16	BRC	(110,084)
GBP	10,116,872	USD	13,200,000	10/16	GSC	(85,209)
GBP	3,650,971	USD	4,737,285	10/16	RBC	(4,426)
INR	310,860,000	USD	4,630,372	10/16	BRC	22,255

See Notes to Financial Statements	See explanation of symbols and terms, if any, on A-107 and A-108

PACIFIC FUNDS

PF CURRENCY STRATEGIES FUND

Schedule of Investments (Continued)

September 30, 2016 (Unaudited)

Currency Purchased		Currency Sold		Expiration	Counterparty	Unrealized Appreciation/ (Depreciation)
JPY	1,337,151,695	USD	12,995,731	10/16	ANZ	$194,324
JPY	295,936,095	USD	2,897,026	10/16	GSC	22,175
JPY	457,159,113	USD	4,500,000	10/16	RBC	9,551
JPY	1,773,537,310	USD	17,375,220	10/16	SCB	119,470
JPY	724,015,154	USD	7,085,822	10/16	SEB	56,075
JPY	883,136,056	USD	8,800,000	10/16	SGN	(88,488)
MXN	254,350,000	USD	13,298,303	10/16	CSF	(211,117)
MXN	93,701,893	USD	4,856,258	10/16	JPM	(34,972)
MXN	2,950,000	USD	148,398	10/16	JPM	3,390
NOK	35,729,276	USD	4,400,000	10/16	BRC	69,297
NOK	79,658,156	USD	9,716,315	10/16	GSC	247,951
NOK	37,259,055	USD	4,500,000	10/16	SSB	160,654
NZD	6,149,948	USD	4,455,502	10/16	ANZ	21,298
NZD	4,067,730	USD	2,909,749	10/16	BRC	51,319
NZD	503,977	USD	360,707	10/16	GSC	6,159
NZD	23,227,586	USD	16,617,712	10/16	SSB	290,603
RUB	155,246,521	USD	2,372,857	10/16	MSC	87,664
SEK	102,135,575	USD	11,934,236	10/16	SSB	(24,501)
USD	13,185,107	AUD	17,465,151	10/16	ANZ	(179,694)
USD	253,213	AUD	330,000	10/16	BRC	765
USD	10,328,884	AUD	13,682,997	10/16	GSC	(141,711)
USD	4,400,346	AUD	5,723,544	10/16	RBC	20,538
USD	8,980,875	CAD	11,741,389	10/16	ANZ	30,842
USD	8,463,835	CAD	11,085,000	10/16	CSF	13,333
USD	4,960,643	CAD	6,500,189	10/16	RBC	5,786
USD	8,800,000	CAD	11,589,160	10/16	SGN	(33,994)
USD	8,700,000	CAD	11,517,747	10/16	SSB	(79,559)
USD	44,833,024	CHF	43,289,859	10/16	BRC	254,456
USD	22,751,026	CHF	22,095,000	10/16	CSF	(19,525)
USD	258,379	CHF	250,000	10/16	CSF	736
USD	13,200,000	CHF	12,809,005	10/16	GSC	9,680
USD	4,500,000	CHF	4,379,805	10/16	SSB	(10,189)
USD	4,710,757	CLP	3,166,100,000	10/16	MSC	(95,578)
USD	4,500,000	EUR	3,986,252	10/16	GSC	20,567
USD	26,855,659	EUR	24,002,037	10/16	SCB	(115,923)
USD	6,708,122	EUR	5,997,105	10/16	SEB	(30,948)
USD	4,455,502	GBP	3,434,628	10/16	ANZ	3,096
USD	8,357,736	GBP	6,285,000	10/16	BRC	208,140
USD	9,201,230	GBP	7,090,877	10/16	GSC	9,124
USD	8,877,962	GBP	6,669,142	10/16	SCB	232,562
USD	777,185	JPY	78,698,500	10/16	GSC	880
USD	13,148,111	JPY	1,330,900,479	10/16	RBC	19,720
USD	8,935,000	JPY	909,745,617	10/16	SCB	(38,997)
USD	13,439,050	KRW	15,009,000,000	10/16	BRC	(186,775)
USD	3,717,538	NOK	31,474,439	10/16	BRC	(219,532)
USD	4,372,091	NOK	37,011,062	10/16	GSC	(257,542)
USD	2,524,795	NOK	21,358,627	10/16	SCB	(146,909)
USD	3,482,577	NOK	29,482,804	10/16	SEB	(205,362)
USD	1,517,118	NOK	12,843,013	10/16	SSB	(89,386)
USD	4,399,163	NZD	6,149,880	10/16	BRC	(77,588)
USD	17,949,480	NZD	24,525,000	10/16	BRC	106,309
USD	1,160,781	NZD	1,599,400	10/16	GSC	(3,488)
USD	8,872,297	NZD	12,119,300	10/16	RBC	50,160
USD	5,646,361	SEK	47,685,226	10/16	BRC	85,924
USD	5,018,650	SEK	42,557,650	10/16	GSC	56,125
USD	1,362,205	SEK	11,557,220	10/16	SEB	14,551
USD	6,516,086	SEK	55,765,964	10/16	SSB	13,377

Total Forward Foreign Currency Contracts						$109,198

See Notes to Financial Statements	See explanation of symbols and terms, if any, on A-107 and A-108

PACIFIC FUNDS

PF CURRENCY STRATEGIES FUND

Schedule of Investments (Continued)

September 30, 2016 (Unaudited)

(d)	Purchased options outstanding as of September 30, 2016 were as follows:

Foreign Currency Options

Description	Exercise Price	Expiration Date	Counter- party	Notional Amount	Cost	Value
Call - JPY versus USD	JPY 106.00	10/27/16	SGN	$43,220,000	$25,500	$25,500
Call - AUD versus USD	$0.80	01/03/17	ANZ	AUD 5,786,200	33,127	24,512
Call - CAD versus USD	CAD 1.54	01/03/17	RBC	$18,025,800	128,379	5,900
Call - JPY versus USD	JPY 124.75	01/03/17	GSC	2,893,100	21,892	231
Call - CHF versus JPY	130.00	01/03/17	GSC	CHF 15,132,000	138,130	2,770

					347,028	58,913

Put - CHF versus NZD	CHF 0.57	01/03/17	GSC	NZD 29,044,400	443,701	9,322
Put - EUR versus USD	$0.98	01/03/17	BRC	EUR 2,626,300	29,875	1,104
Put - SEK versus USD	SEK 7.50	01/03/17	GSC	$6,391,500	45,800	969
Put - NOK versus USD	NOK 7.65	01/03/17	SEB	6,391,500	56,415	40,751

					575,791	52,146

Total Purchased Options					$922,819	$111,059

(e)	Fair Value Measurements

The following is a summary of the Fund’s investments as categorized under the three-tier hierarchy of inputs used in valuing the Fund’s assets and liabilities (See Note 3D in Notes to Financial Statements) as of September 30, 2016:

		Total Value at September 30, 2016	Level 1 Quoted Price	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Assets	U.S. Treasury Obligations	$4,102,153	$—	$4,102,153	$—
	Foreign Government Bonds & Notes	14,445,550	—	14,445,550	—
	Short-Term Investments	68,874,778	30,920,502	37,954,276	—
	Derivatives:
	Foreign Currency Contracts
	Forward Foreign Currency Contracts	2,968,170	—	2,968,170	—
	Purchased Options	111,059	—	111,059	—

	Total Foreign Currency Contracts	3,079,229	—	3,079,229	—

	Total Assets	90,501,710	30,920,502	59,581,208	—

Liabilities	Derivatives:
	Foreign Currency Contracts
	Forward Foreign Currency Contracts	(2,858,972)	—	(2,858,972)	—

	Total Liabilities	(2,858,972)	—	(2,858,972)	—

	Total	$87,642,738	$30,920,502	$56,722,236	$—

See Notes to Financial Statements	See explanation of symbols and terms, if any, on A-107 and A-108

PACIFIC FUNDS

PF EQUITY LONG/SHORT FUND

Schedule of Investments

September 30, 2016 (Unaudited)

	Shares	Value
SHORT-TERM INVESTMENTS - 79.1%

Money Market Fund - 17.1%

BlackRock Liquidity Funds T-Fund Portfolio	13,205,243	$13,205,243

	Principal Amount

U.S. Treasury Bills - 62.0%

0.106% due 10/20/16 ‡	$23,958,500	23,957,110
0.165% due 10/27/16	23,958,500	23,955,577

		47,912,687

Total Short-Term Investments (Cost $61,147,332)		61,117,930

TOTAL INVESTMENTS - 79.1% (Cost $61,147,332)		61,117,930

OTHER ASSETS & LIABILITIES, NET - 20.9%		16,194,371

NET ASSETS - 100.0%		$77,312,301

Notes to Schedule of Investments

(a)	As of September 30, 2016, the Fund’s composition as a percentage of net assets was as follows:

Short-Term Investments	79.1%
Other Assets & Liabilities, Net	20.9%

100.0%

(b)	As of September 30, 2016, an investment with a value of $9,959,173 was fully or partially segregated with the broker(s)/custodian as collateral for open futures contracts, forward foreign currencies contracts, and swap agreements.

(c)	Open futures contracts outstanding as September 30, 2016 were as follows:

Long Futures Outstanding	Number of Contracts	Unrealized Appreciation (Depreciation)
AEX Index (10/16)	9	$8,923
CAC 40 Index (10/16)	35	1,412
DAX Index (12/16)	4	5,551
FTSE 100 Index (12/16)	34	77,569
FTSE MIB Index (12/16)	5	(4,530)
Hang Seng Index (10/16)	3	(2,849)
IBEX 35 Index (10/16)	3	(1,193)
OMX Index (10/16)	30	8,189
S&P 500 E-Mini Index (12/16)	232	180,347
S&P/TSE 60 Index (12/16)	10	2,392
SGX MSCI Index (10/16)	16	3,751
SPI 200 Index (12/16)	12	48,891
TOPIX Index (12/16)	29	(46,241)

Total Futures Contracts		$282,212

(d)	Forward foreign currency contracts outstanding as of September 30, 2016 were as follows:

Currency Purchased		Currency Sold		Expiration	Counterparty	Unrealized Appreciation (Depreciation)
AUD	1,410,000	USD	1,061,595	12/16	CIT	$15,550
CAD	1,774,000	USD	1,366,864	12/16	CIT	(13,870)
CHF	1,252,000	USD	1,293,977	12/16	CIT	1,357
DKK	1,866,000	USD	284,249	12/16	CIT	(1,587)
EUR	3,850,000	USD	4,337,997	12/16	CIT	3,530
GBP	2,048,000	USD	2,690,719	12/16	CIT	(31,562)
HKD	3,837,000	USD	495,224	12/16	CIT	(126)
ILS	425,000	USD	113,458	12/16	CIT	203
JPY	350,537,000	USD	3,441,119	12/16	CIT	28,573
NOK	730,000	USD	88,642	12/16	CIT	2,690
NZD	41,000	USD	29,986	12/16	CIT	(226)
SEK	3,390,000	USD	402,823	12/16	CIT	(5,992)
SGD	251,000	USD	184,610	12/16	CIT	(495)
USD	48,963	AUD	64,000	12/16	CIT	71
USD	23,052	DKK	152,000	12/16	CIT	27
USD	20,111	GBP	15,000	12/16	CIT	634
USD	5,883	ILS	22,000	12/16	CIT	(1)
USD	1,487	SGD	2,000	12/16	CIT	20

Total Forward Foreign Currency Contracts						($1,204)

See Notes to Financial Statements	See explanation of symbols and terms, if any, on A-107 and A-108

PACIFIC FUNDS

PF EQUITY LONG/SHORT FUND

Schedule of Investments (Continued)

September 30, 2016 (Unaudited)

(e)	Swap agreements outstanding as of September 30, 2016 were as follows:

Total Return Basket Swaps

Description	Counter- party	Expiration Date (1)	Value
The Fund receives or pays the net total return on all positions within the basket and pays financing based upon the then-current 1-Month USD-LIBOR, plus a specified spread as negotiated by the parties, which is denominated in USD based on the local currencies of the positions within the swap.	GSC	12/22/20	$2,140,790

The following table represents the individual long and short positions and related values within the total return basket swap as of September 30, 2016:

Referenced Entity	Shares	Notional Amount (2)	Unrealized Appreciation (Depreciation)
Long Positions:

Bermuda

Aspen Insurance Holdings Ltd	2,980	$132,759	$6,079
Marvell Technology Group Ltd	17,321	146,709	83,141

			89,220

Switzerland

TE Connectivity Ltd	2,818	171,855	9,568

United States

3M Co	1,752	260,785	47,970
Aaron’s Inc	1,070	24,553	2,646
Abercrombie & Fitch Co ‘A’	12,731	255,609	(53,314)
Accenture PLC ‘A’	309	31,907	5,843
Activision Blizzard Inc	526	23,347	(45)
Advanced Micro Devices Inc	5,405	32,708	4,640
Aetna Inc	1,460	158,936	9,621
Aflac Inc	4,276	258,185	49,131
AGCO Corp	2,033	90,631	9,636
Agilent Technologies Inc	7,483	305,157	47,218
Akamai Technologies Inc	3,865	192,970	11,837
Allied World Assurance Co Holdings AG	2,088	65,403	18,994
Allscripts Healthcare Solutions Inc	8,427	108,167	2,816
Alphabet Inc ‘A’	198	150,735	8,469
Altria Group Inc	5,590	326,624	26,832
Amazon.com Inc	152	86,559	40,712
AMC Networks Inc ‘A’	620	31,574	579
Amdocs Ltd	8,168	448,096	24,422
Ameren Corp	13,029	586,747	54,020
American Eagle Outfitters Inc	8,462	128,876	22,255
American Electric Power Co Inc	2,255	129,482	15,311
American Financial Group Inc	990	67,275	6,975
American International Group Inc	2,939	165,037	9,364
American Water Works Co Inc	2,471	165,842	19,088
Ameriprise Financial Inc	2,478	260,438	(13,208)
AmerisourceBergen Corp	1,439	147,267	(31,025)
Amgen Inc	295	47,622	1,587
Anadarko Petroleum Corp	415	23,757	2,537
Analog Devices Inc	3,312	181,322	32,137
ANSYS Inc	231	21,104	289
Antero Resources Corp	3,387	88,034	3,246
Anthem Inc	2,560	360,868	(40,075)
AO Smith Corp	5,016	359,233	136,298
Applied Materials Inc	15,226	361,932	97,132
Archer-Daniels-Midland Co	7,611	261,239	59,717
Armstrong Flooring Inc l	—	5	5
Arrow Electronics Inc	6,189	338,662	57,248
Assurant Inc	1,927	155,875	21,891
Assured Guaranty Ltd	16,608	420,348	40,524
Avery Dennison Corp	7,404	515,570	60,387
Avnet Inc	9,289	398,219	(16,813)
Axis Capital Holdings Ltd	4,104	219,361	3,610
Baker Hughes Inc	1,913	92,373	4,176
Baxter International Inc	9,046	339,861	90,729
Bed Bath & Beyond Inc	1,644	85,011	(14,138)

Referenced Entity	Shares	Notional Amount (2)	Unrealized Appreciation (Depreciation)
Belden Inc	958	$45,478	$20,614
Bemis Co Inc	6,117	273,521	38,507
Berry Plastics Group Inc	4,390	190,958	1,543
Best Buy Co Inc	10,551	314,420	88,417
Big Lots Inc	6,556	247,668	65,381
Biogen Inc	1,310	372,118	37,952
Boston Scientific Corp	3,663	86,505	675
Brinker International Inc	3,081	139,200	16,175
Broadridge Financial Solutions Inc	2,738	147,496	38,113
Brocade Communications Systems Inc	58,693	517,672	24,064
Bruker Corp	27,343	727,166	(107,847)
Brunswick Corp	5,702	228,767	49,376
Bunge Ltd	1,989	118,825	(1,016)
Burlington Stores Inc	1,209	83,302	14,651
BWX Technologies Inc	11,137	348,213	79,114
CA Inc	11,042	314,697	50,572
Cabot Corp	6,479	309,221	30,343
Cadence Design Systems Inc	8,984	185,199	44,162
Capital One Financial Corp	3,734	277,735	(9,522)
Cardinal Health Inc	1,126	99,043	(11,553)
Carlisle Cos Inc	7,024	687,058	33,394
Carnival Corp	1,369	68,894	(2,059)
Carpenter Technology Corp	1,933	66,371	13,385
Carter’s Inc	3,177	283,738	(8,260)
CDW Corp	4,599	196,331	13,981
Celanese Corp ‘A’	1,985	121,826	10,296
Celgene Corp	943	101,997	(3,425)
CenterPoint Energy Inc	11,433	258,106	7,483
CenturyLink Inc	7,888	227,380	(11,012)
Cerner Corp	3,301	176,650	27,187
CH Robinson Worldwide Inc	1,638	119,463	(4,050)
Charles River Laboratories International Inc	3,836	306,736	12,957
Chico’s FAS Inc	14,724	157,612	17,603
Choice Hotels International Inc	974	45,019	(1,111)
Church & Dwight Co Inc	3,422	145,846	18,137
Churchill Downs Inc	225	28,059	4,870
Cintas Corp	2,493	225,666	55,045
Cisco Systems Inc	14,974	400,105	74,870
Citigroup Inc	3,263	148,696	5,415
Citrix Systems Inc	4,523	330,070	55,380
Cognizant Technology Solutions Corp ‘A’	4,028	235,334	(43,158)
Colgate-Palmolive Co	3,465	224,059	32,836
Comerica Inc	1,939	89,832	1,921
Commerce Bancshares Inc	517	20,225	5,242
Commercial Metals Co	12,768	185,044	21,670
Community Health Systems Inc	7,302	98,554	(14,289)
CommVault Systems Inc	469	24,594	324
Computer Sciences Corp	303	9,090	6,730
comScore Inc	3,380	86,841	16,790
ConAgra Foods Inc	1,196	53,532	2,811
ConocoPhillips	5,936	240,406	17,632
Consolidated Edison Inc	4,424	284,109	49,018
Convergys Corp	7,573	194,940	35,430
CoreLogic Inc	2,021	72,574	6,690
Corning Inc	2,180	39,436	12,121

See Notes to Financial Statements	See explanation of symbols and terms, if any, on A-107 and A-108

PACIFIC FUNDS

PF EQUITY LONG/SHORT FUND

Schedule of Investments (Continued)

September 30, 2016 (Unaudited)

Referenced Entity	Shares	Notional Amount (2)	Unrealized Appreciation (Depreciation)
CR Bard Inc	939	$178,992	$31,607
Crane Co	3,862	176,606	66,739
Cree Inc	578	14,198	669
Crown Holdings Inc	5,777	297,280	32,529
CSX Corp	10,170	263,150	47,035
Cummins Inc	2,098	180,344	88,515
Curtiss-Wright Corp	1,658	137,561	13,499
Dana Inc	18,218	221,256	62,763
Danaher Corp	794	72,961	(10,719)
Darden Restaurants Inc	2,163	126,298	6,338
Dean Foods Co	19,272	336,742	(20,682)
Deckers Outdoor Corp	1,497	86,556	2,591
Delta Air Lines Inc	1,493	54,934	3,830
Deluxe Corp	342	20,392	2,461
Denbury Resources Inc	28,333	115,796	(24,281)
DeVry Education Group Inc	5,316	101,072	21,515
Diamond Offshore Drilling Inc	5,899	120,721	(16,840)
Dick’s Sporting Goods Inc	1,041	37,674	21,372
Dillard’s Inc ‘A’	2,602	170,648	(6,696)
Discover Financial Services	5,489	295,747	14,656
Dolby Laboratories Inc ‘A’	528	26,271	2,394
Dollar General Corp	811	58,019	(1,257)
Domino’s Pizza Inc	257	35,510	3,515
Domtar Corp	2,415	89,524	145
DR Horton Inc	4,177	109,050	17,096
Dr Pepper Snapple Group Inc	5,014	466,452	(8,624)
Dril-Quip Inc	2,103	115,446	1,775
DST Systems Inc	886	101,427	3,050
DTE Energy Co	957	76,512	13,130
E*TRADE Financial Corp	490	13,805	464
Eaton Corp PLC	327	17,274	4,213
eBay Inc	16,756	470,006	81,267
Edison International	741	45,127	8,410
Edwards Lifesciences Corp	1,027	83,177	40,638
Electronic Arts Inc	657	46,726	9,382
Emerson Electric Co	4,444	199,980	42,262
Endo International PLC	1,545	36,058	(4,926)
Energen Corp	2,951	138,364	31,967
Energizer Holdings Inc	3,181	146,135	12,788
Entergy Corp	3,378	229,953	29,241
Esterline Technologies Corp	5,533	338,695	82,034
Euronet Worldwide Inc	416	29,049	4,993
Exelon Corp	2,868	88,980	6,495
Expeditors International of Washington Inc	1,538	71,225	8,013
Express Scripts Holding Co	640	46,120	(981)
F5 Networks Inc	2,630	251,696	76,108
Facebook Inc ‘A’	990	112,228	14,760
FedEx Corp	1,097	166,568	25,055
Fifth Third Bancorp	758	15,376	133
First Solar Inc	662	32,297	(6,155)
FirstEnergy Corp	11,380	380,564	(4,114)
Flex Ltd	19,588	215,762	51,027
Foot Locker Inc	3,343	213,985	12,403
Fortinet Inc	2,632	74,511	22,689
Fortive Corp l	—	22	3
Franklin Resources Inc	3,720	131,874	446
FTI Consulting Inc	9,671	370,922	60,017
GameStop Corp ‘A’	1,550	46,886	(4,122)
General Dynamics Corp	1,187	163,996	20,179
General Mills Inc	1,109	61,187	9,656
General Motors Co	15,564	530,888	(36,420)
Genpact Ltd	8,312	216,099	(17,027)
Gilead Sciences Inc	4,282	346,236	(7,444)
Graham Holdings Co ‘B’	304	150,781	(4,444)
Graphic Packaging Holding Co	22,116	288,146	21,257
Great Plains Energy Inc	3,821	117,704	(13,429)
Greif Inc ‘A’	1,455	65,438	6,715
Groupon Inc ‘A’	32,585	103,478	64,335
HCA Holdings Inc	656	42,469	7,144

Referenced Entity	Shares	Notional Amount (2)	Unrealized Appreciation (Depreciation)
HD Supply Holdings Inc	10,423	$241,657	$91,670
Herman Miller Inc	18,433	527,532	(348)
Hertz Global Holdings Inc	289	13,924	(2,318)
Hewlett Packard Enterprise Co	6,628	146,446	4,341
Hill-Rom Holdings Inc	857	41,035	12,082
HollyFrontier Corp	1,186	42,559	(13,502)
Hologic Inc	4,277	151,132	14,944
Hormel Foods Corp	1,475	58,624	(2,677)
HP Inc	42,675	469,892	192,851
HSN Inc	4,141	190,667	(25,855)
Hubbell Inc	2,964	280,121	39,220
Huntington Ingalls Industries Inc	4,055	521,046	101,073
Huntsman Corp	29,400	359,633	118,705
IAC/InterActiveCorp	3,431	211,075	3,259
Illinois Tool Works Inc	452	41,833	12,335
Ingersoll-Rand PLC	4,634	271,517	43,317
Ingredion Inc	3,446	337,893	120,632
Integrated Device Technology Inc	14,615	369,404	(31,798)
Intel Corp	4,298	144,003	18,246
InterDigital Inc	1,336	99,202	6,609
International Business Machines Corp	1,490	203,758	32,929
International Game Technology PLC	1,332	32,140	335
International Paper Co	3,347	126,249	34,340
Intrexon Corp	3,607	98,307	2,761
Intuit Inc	575	56,275	6,981
Intuitive Surgical Inc	140	87,754	13,722
Invesco Ltd	5,807	181,120	465
Ionis Pharmaceuticals Inc	897	24,237	8,629
ITT Inc	2,955	101,849	4,058
j2 Global Inc	2,687	161,942	17,039
Jabil Circuit Inc	13,124	271,437	14,929
Jack Henry & Associates Inc	1,900	151,115	11,430
Jack in the Box Inc	1,901	146,713	35,669
Jacobs Engineering Group Inc	3,218	146,814	19,621
Jazz Pharmaceuticals PLC	1,071	134,683	(4,578)
JetBlue Airways Corp	4,142	86,461	(15,053)
John Wiley & Sons Inc ‘A’	4,367	185,446	39,934
Johnson & Johnson	1,702	176,395	24,662
JPMorgan Chase & Co	629	41,400	485
Juniper Networks Inc	10,494	289,575	(37,090)
Kate Spade & Co	3,138	59,883	(6,129)
KB Home	9,396	129,711	21,752
KBR Inc	11,366	152,179	19,788
Kennametal Inc	6,150	133,601	44,872
KeyCorp	3,496	42,733	(186)
Kimberly-Clark Corp	2,522	317,368	757
Kinder Morgan Inc	667	10,215	5,213
Kohl’s Corp	1,617	61,730	9,014
L-3 Communications Holdings Inc	2,812	336,418	87,434
Lam Research Corp	1,369	107,740	21,918
Lancaster Colony Corp	2,983	319,916	74,109
Landstar System Inc	2,074	122,020	19,178
Lear Corp	3,829	463,977	175
Leidos Holdings Inc	1,805	74,810	3,310
Lennox International Inc	1,382	170,179	46,837
Level 3 Communications Inc	1,613	78,265	(3,454)
Lexmark International Inc ‘A’	1,574	54,877	8,020
Liberty Interactive Corp QVC Group ‘A’	5,369	139,566	(32,133)
Lincoln Electric Holdings Inc	2,475	124,740	30,245
Lincoln National Corp	5,702	286,468	(18,589)
Lowe’s Cos Inc	2,161	161,859	(5,813)
LyondellBasell Industries NV ‘A’	2,412	204,761	(10,209)
Macy’s Inc	1,761	53,643	11,602
Mallinckrodt PLC	1,612	98,121	14,364
Manhattan Associates Inc	2,243	134,067	(4,825)
ManpowerGroup Inc	3,509	295,282	(41,722)
Marathon Oil Corp	2,042	18,533	13,751
Marathon Petroleum Corp	2,688	115,046	(5,940)
MarketAxess Holdings Inc	336	55,312	326
Masco Corp	9,246	262,309	54,921

See Notes to Financial Statements	See explanation of symbols and terms, if any, on A-107 and A-108

PACIFIC FUNDS

PF EQUITY LONG/SHORT FUND

Schedule of Investments (Continued)

September 30, 2016 (Unaudited)

Referenced Entity	Shares	Notional Amount (2)	Unrealized Appreciation (Depreciation)
Maxim Integrated Products Inc	6,368	$238,609	$15,666
McDonald’s Corp	173	20,421	(464)
McKesson Corp	897	160,004	(10,429)
Mentor Graphics Corp	11,891	228,940	85,458
Merck & Co Inc	2,992	157,559	29,172
MetLife Inc	2,749	130,495	(8,357)
Michael Kors Holdings Ltd	4,850	191,236	35,696
Micron Technology Inc	3,993	43,802	27,194
Microsoft Corp	2,607	145,210	4,953
Molina Healthcare Inc	1,622	99,244	(4,649)
Mondelez International Inc ‘A’	587	26,039	(270)
Morgan Stanley	4,430	139,832	2,194
Morningstar Inc	984	75,246	2,756
Motorola Solutions Inc	3,047	210,621	21,804
MSC Industrial Direct Co Inc ‘A’	638	46,989	(153)
MSCI Inc	3,960	274,712	57,691
Murphy USA Inc	2,774	173,264	24,689
Mylan NV	1,410	58,054	(4,305)
Nabors Industries Ltd	1,433	13,753	3,672
Nasdaq Inc	6,501	369,741	69,337
NCR Corp	1,500	38,400	9,885
NetApp Inc	3,532	99,956	26,561
NeuStar Inc ‘A’	6,550	159,977	14,187
Newmont Mining Corp	4,510	175,173	2,025
News Corp ‘A’	5,909	69,570	13,038
NIKE Inc ‘B’	1,173	76,374	(14,616)
NiSource Inc	2,473	57,750	1,874
Norfolk Southern Corp	3,426	286,956	45,571
Northrop Grumman Corp	923	173,810	23,666
NOW Inc	4,767	83,633	18,524
Nu Skin Enterprises Inc ‘A’	6,915	260,121	187,832
Nuance Communications Inc	19,554	352,187	(68,654)
Nucor Corp	642	29,353	2,394
NVIDIA Corp	221	13,862	1,281
Oceaneering International Inc	7,433	253,985	(49,504)
Office Depot Inc	35,318	124,939	1,146
Old Republic International Corp	7,405	133,432	(2,956)
Omnicom Group Inc	1,271	93,635	14,400
ON Semiconductor Corp	23,911	185,921	108,662
ONE Gas Inc	1,410	92,415	(5,221)
Oracle Corp	1,892	69,872	4,446
Orbital ATK Inc	452	38,884	(4,428)
Oshkosh Corp	1,359	76,234	(130)
Owens & Minor Inc	6,191	246,185	(31,171)
Owens Corning	10,320	483,802	67,183
Packaging Corp of America	584	37,914	9,541
Parker-Hannifin Corp	1,697	161,537	51,487
PepsiCo Inc	4,917	492,683	42,139
PerkinElmer Inc	1,018	53,591	3,529
Pfizer Inc	4,324	148,921	(2,467)
PG&E Corp	2,257	121,539	16,521
Philip Morris International Inc	968	93,315	794
Pilgrim’s Pride Corp	3,936	99,704	(16,576)
Pinnacle West Capital Corp	4,393	279,351	54,473
Pitney Bowes Inc	5,703	113,033	(9,467)
Plantronics Inc	6,746	262,414	88,108
PolyOne Corp	657	20,715	1,498
Popular Inc	2,032	63,383	14,280
Prudential Financial Inc	1,735	126,717	14,946
Public Service Enterprise Group Inc	16,549	630,682	62,224
PVH Corp	2,514	180,666	97,131
QEP Resources Inc	5,691	84,331	26,814
QUALCOMM Inc	5,182	247,589	107,378
Quanta Services Inc	16,888	320,774	151,921
Quest Diagnostics Inc	1,024	67,286	19,375
Quintiles Transnational Holdings Inc	4,375	295,834	58,803
Ralph Lauren Corp ‘A’	1,337	150,747	(15,523)
Raytheon Co	1,584	201,912	13,717
Red Hat Inc	717	48,821	9,134
Regal Beloit Corp	4,265	242,782	10,943

Referenced Entity	Shares	Notional Amount (2)	Unrealized Appreciation (Depreciation)
Regions Financial Corp	4,506	$43,843	$631
Reinsurance Group of America Inc	2,512	217,363	53,782
Reliance Steel & Aluminum Co	3,574	236,196	21,239
Republic Services Inc	6,137	282,334	27,278
ResMed Inc	637	36,539	4,733
Rice Energy Inc	1,665	42,723	751
Robert Half International Inc	6,734	278,561	(23,611)
Rockwell Automation Inc	1,190	119,024	26,561
Rowan Cos PLC ‘A’	4,917	75,718	(1,176)
RR Donnelley & Sons Co	11,136	157,351	17,707
Sally Beauty Holdings Inc	810	26,218	(5,417)
SCANA Corp	4,896	332,305	22,019
Science Applications International Corp	955	63,703	2,545
Scripps Networks Interactive Inc ‘A’	1,061	68,879	(1,516)
Sealed Air Corp	675	33,619	(2,691)
Silicon Laboratories Inc	852	42,458	7,639
Skechers U.S.A. Inc ‘A’	5,046	145,324	(29,770)
Snap-on Inc	455	77,555	(8,413)
Sonoco Products Co	7,428	353,397	39,024
Southwestern Energy Co	4,919	62,858	5,221
Spirit AeroSystems Holdings Inc ‘A’	11,297	547,227	(44,058)
Stanley Black & Decker Inc	1,703	185,742	23,693
Staples Inc	16,658	148,985	(6,559)
Steel Dynamics Inc	7,769	145,008	49,139
SunTrust Banks Inc	2,548	111,311	292
SUPERVALU Inc	31,943	137,239	22,157
Symantec Corp	1,985	37,082	12,742
Synaptics Inc	7,171	434,235	(14,158)
Synchrony Financial	5,505	155,330	(1,190)
SYNNEX Corp	4,273	383,163	104,429
Synopsys Inc	6,309	285,293	89,146
Sysco Corp	1,905	81,767	11,597
Tableau Software Inc ‘A’	1,158	55,523	8,480
Target Corp	716	51,788	(2,613)
TCF Financial Corp	9,058	114,613	16,818
Tech Data Corp	4,949	329,213	90,017
TEGNA Inc	3,612	76,458	2,500
Teleflex Inc	205	32,568	1,882
Telephone & Data Systems Inc	6,159	158,835	8,567
Teradata Corp	8,397	222,250	38,057
Teradyne Inc	13,981	288,288	13,422
Tesoro Corp	3,350	273,877	(7,351)
Texas Instruments Inc	630	37,048	7,165
Textron Inc	6,251	208,658	39,819
The Allstate Corp	2,511	156,611	17,100
The Boeing Co	446	59,439	(683)
The Boston Beer Co Inc ‘A’	331	49,170	2,222
The Cheesecake Factory Inc	4,401	204,313	16,001
The Clorox Co	1,990	261,262	(12,154)
The Coca-Cola Co	2,820	120,406	(1,064)
The Dow Chemical Co	1,597	80,249	2,523
The Dun & Bradstreet Corp	1,525	158,722	49,624
The Estee Lauder Cos Inc ‘A’	1,976	176,279	(1,284)
The Gap Inc	2,301	57,985	(6,811)
The Hanover Insurance Group Inc	341	29,359	(3,641)
The Hartford Financial Services Group Inc	1,054	45,649	(516)
The Interpublic Group of Cos Inc	8,548	192,245	(1,197)
The Michaels Cos Inc	1,502	43,348	(7,045)
The New York Times Co ‘A’	13,751	168,375	(4,050)
The PNC Financial Services Group Inc	3,285	299,527	(3,581)
The Priceline Group Inc	84	108,605	15,000
The Procter & Gamble Co	5,229	419,836	49,466
The Progressive Corp	2,686	88,675	(4,066)
The Sherwin-Williams Co	477	135,374	(3,407)
The Timken Co	7,914	243,926	34,172
The TJX Cos Inc	2,164	152,887	8,937
The Travelers Cos Inc	1,194	135,244	1,528
Thor Industries Inc	4,829	259,093	149,923
Time Inc	3,433	47,834	1,876

See Notes to Financial Statements	See explanation of symbols and terms, if any, on A-107 and A-108

PACIFIC FUNDS

PF EQUITY LONG/SHORT FUND

Schedule of Investments (Continued)

September 30, 2016 (Unaudited)

Referenced Entity	Shares	Notional Amount (2)	Unrealized Appreciation (Depreciation)
Total System Services Inc	1,683	$76,690	$2,663
Trimble Navigation Ltd	3,630	92,850	10,823
Trinity Industries Inc	4,376	76,721	29,090
TripAdvisor Inc	265	16,455	287
Tupperware Brands Corp	720	40,025	7,042
Tyson Foods Inc ‘A’	6,288	383,431	86,094
UGI Corp	1,852	84,054	(270)
Union Pacific Corp	1,887	145,922	38,117
United Continental Holdings Inc	7,126	324,352	49,549
United Natural Foods Inc	2,253	77,082	13,128
United States Steel Corp	2,704	43,173	7,825
United Technologies Corp	351	35,446	215
United Therapeutics Corp	4,105	516,986	(32,268)
UnitedHealth Group Inc	105	12,518	2,182
Universal Health Services Inc ‘B’	1,103	128,080	7,831
Unum Group	6,386	211,185	14,305
Urban Outfitters Inc	8,165	215,725	66,131
US Bancorp	741	32,478	(697)
Valero Energy Corp	4,243	292,537	(67,658)
Validus Holdings Ltd	5,383	243,981	24,200
VCA Inc	415	22,298	6,744
Vectren Corp	4,711	204,032	32,460
Veeva Systems Inc ‘A’	359	14,242	578
VeriFone Systems Inc	4,550	128,344	(56,727)
Verizon Communications Inc	3,074	155,608	4,179
Vishay Intertechnology Inc	14,447	170,547	33,011
Visteon Corp	1,590	111,032	2,907
VMware Inc ‘A’	906	46,162	20,293
Voya Financial Inc	1,906	69,969	(15,038)
VWR Corp	10,535	304,982	(6,209)
Waddell & Reed Financial Inc ‘A’	13,621	283,629	(36,272)
Wal-Mart Stores Inc	8,088	477,030	106,276
Waste Management Inc	3,527	187,919	36,963
Waters Corp	193	26,073	4,516
Watsco Inc	2,383	315,207	20,557
WellCare Health Plans Inc	4,895	465,458	107,698
Wells Fargo & Co	1,195	58,468	(5,553)
Werner Enterprises Inc	4,609	107,001	250
West Pharmaceutical Services Inc	1,033	84,340	(7,381)
Western Refining Inc	3,930	88,595	15,393
Westlake Chemical Corp	4,612	234,142	12,600
Whirlpool Corp	656	99,708	6,669
World Fuel Services Corp	6,166	231,176	54,063
Worthington Industries Inc	3,999	142,562	49,510
Xcel Energy Inc	503	19,065	1,629
Xerox Corp	30,678	312,609	(1,841)
Xilinx Inc	4,236	199,516	30,669
Xylem Inc	1,747	68,833	22,797
Yelp Inc	2,643	59,041	51,172
Yum! Brands Inc	892	61,564	19,439
Zynga Inc ‘A’	23,963	62,304	7,429

			7,343,791

Total Long Positions			7,442,579

Short Positions:

Canada

Waste Connections Inc	750	49,060	(6,965)

Ireland

XL Group Ltd	4,735	158,776	(462)

Singapore

Broadcom Ltd	1,708	246,672	(47,992)

Referenced Entity	Shares	Notional Amount (2)	Unrealized Appreciation (Depreciation)
Sweden

Autoliv Inc	354	$37,937	$129

United Kingdom

Delphi Automotive PLC	4,316	320,183	12,366
Liberty Global PLC ‘A’	8,656	283,805	(12,057)
Liberty Global PLC LiLAC ‘A’ l	—	22	5
Noble Corp PLC	12,255	66,276	(11,421)
Pentair PLC	2,075	91,324	(41,974)

			(53,081)

United States

AbbVie Inc	446	26,958	(1,171)
Acadia Healthcare Co Inc	16,181	934,528	132,759
ACI Worldwide Inc	3,536	67,070	(1,458)
Acuity Brands Inc	1,581	400,362	(17,971)
Acxiom Corp	1,132	24,757	(5,411)
Advance Auto Parts Inc	1,310	200,043	4,696
AECOM	7,361	215,105	(3,738)
Air Lease Corp	11,157	292,491	(26,376)
Akorn Inc	2,412	69,717	3,965
Albemarle Corp	738	37,795	(25,297)
Alcoa Inc	9,555	77,361	(19,527)
Alexion Pharmaceuticals Inc	217	40,316	13,725
Alkermes PLC	2,981	144,751	4,555
Alleghany Corp	119	56,986	(5,492)
Allegheny Technologies Inc	7,105	107,632	(20,755)
Allegion PLC	2,664	170,786	(12,790)
Allergan PLC	935	212,850	(2,490)
Alliance Data Systems Corp	1,118	300,809	60,965
Alliant Energy Corp	4,769	151,916	(30,784)
Ally Financial Inc	4,152	65,245	(15,595)
Alnylam Pharmaceuticals Inc	4,715	268,187	(51,396)
AMERCO	429	149,337	10,242
American Airlines Group Inc	7,600	227,640	(50,596)
AMETEK Inc	2,738	146,620	15,798
Amphenol Corp ‘A’	3,408	179,704	(41,544)
AmTrust Financial Services Inc	8,427	214,050	(12,046)
Aon PLC	1,276	119,013	(24,525)
Apache Corp	3,389	145,558	(70,898)
Apple Inc	456	44,398	(7,153)
AptarGroup Inc	1,429	112,340	1,721
Aqua America Inc	1,471	46,381	1,545
Arista Networks Inc	774	41,744	(24,108)
Armstrong World Industries Inc	792	35,815	3,089
ARRIS International PLC	16,242	412,856	(47,279)
Arthur J Gallagher & Co	429	18,886	(2,937)
Artisan Partners Asset Management Inc ‘A’	4,343	135,879	17,750
Ascena Retail Group Inc	26,343	196,348	49,091
Ashland Global Holdings Inc	1,408	137,846	(25,411)
athenahealth Inc	624	84,685	5,986
Autodesk Inc	2,491	134,729	(45,445)
AutoNation Inc	3,847	197,258	9,871
AutoZone Inc	94	70,607	(1,617)
Avangrid Inc	2,036	82,743	(2,321)
Avis Budget Group Inc	10,262	269,355	(81,708)
Avon Products Inc	4,625	25,698	(480)
Axalta Coating Systems Ltd	4,853	133,499	(3,695)
B/E Aerospace Inc	390	16,306	(3,842)
Ball Corp	11,047	774,140	(131,162)
Bank of Hawaii Corp	1,645	106,946	(12,514)
Bank of the Ozarks Inc	4,737	184,819	2,918
BankUnited Inc	2,914	98,454	10,452
BB&T Corp	1,687	56,761	(6,872)
BioMarin Pharmaceutical Inc	1,749	144,700	(17,117)
Bio-Techne Corp	3,521	307,093	(78,456)
Black Hills Corp	2,493	142,640	(9,982)

See Notes to Financial Statements	See explanation of symbols and terms, if any, on A-107 and A-108

PACIFIC FUNDS

PF EQUITY LONG/SHORT FUND

Schedule of Investments (Continued)

September 30, 2016 (Unaudited)

Referenced Entity	Shares	Notional Amount (2)	Unrealized Appreciation (Depreciation)
BlackRock Inc	260	$79,082	($15,158)
BorgWarner Inc	12,032	439,501	16,215
Bristol-Myers Squibb Co	3,648	227,897	31,196
Brookdale Senior Living Inc	52,189	950,884	40,186
Brown & Brown Inc	3,212	101,207	(19,917)
Brown-Forman Corp ‘B’	8,730	438,963	24,812
Buffalo Wild Wings Inc	230	34,651	2,281
Cabela’s Inc	3,763	174,566	(32,136)
Cable One Inc	203	83,910	(34,642)
Cabot Oil & Gas Corp	902	13,846	(9,426)
CalAtlantic Group Inc	8,521	250,913	(34,029)
Calpine Corp	3,441	49,318	5,824
CarMax Inc	5,755	328,898	21,869
Casey’s General Stores Inc	693	80,214	(3,050)
Catalent Inc	9,723	241,664	(9,579)
Caterpillar Inc	1,681	109,097	(40,125)
CBOE Holdings Inc	2,435	156,255	(1,655)
CDK Global Inc	1,793	86,154	(16,693)
CEB Inc	1,740	108,076	13,298
Centene Corp	1,912	133,774	5,747
CF Industries Holdings Inc	17,467	452,638	27,317
Cheniere Energy Inc	9,429	337,031	(74,074)
Chesapeake Energy Corp	22,095	93,837	(44,698)
Chevron Corp	440	39,838	(5,447)
Chicago Bridge & Iron Co NV	2,000	69,071	13,011
Chipotle Mexican Grill Inc	1,174	579,972	82,783
Ciena Corp	4,659	98,131	(3,436)
Cimarex Energy Co	309	29,584	(11,937)
Cincinnati Financial Corp	3,546	211,519	(55,920)
CMS Energy Corp	4,640	168,577	(26,350)
CNO Financial Group Inc	17,355	282,835	17,825
Coach Inc	2,580	100,806	6,481
Cognex Corp	5,381	210,337	(74,102)
CommScope Holding Co Inc	3,708	99,793	(11,855)
Compass Minerals International Inc	3,171	223,848	(9,855)
Concho Resources Inc	2,422	231,228	(101,433)
CONSOL Energy Inc	1,757	28,218	(5,517)
Constellation Brands Inc ‘A’	83	11,611	(2,208)
Copart Inc	5,450	218,403	(73,499)
Core Laboratories NV	1,278	121,477	(22,081)
CoStar Group Inc	933	191,497	(10,526)
Costco Wholesale Corp	1,444	220,435	211
Covanta Holding Corp	26,508	401,090	(6,868)
CST Brands Inc	1,614	59,312	(18,305)
Cullen/Frost Bankers Inc	1,944	95,243	(44,608)
CVS Health Corp	731	74,496	9,444
Cypress Semiconductor Corp	13,110	108,086	(51,332)
Deere & Co	1,944	144,897	(21,023)
Devon Energy Corp	361	12,450	(3,473)
DexCom Inc	6,164	488,649	(51,687)
Diebold Inc	15,922	431,946	37,239
Discovery Communications Inc ‘A’	4,000	101,506	(6,174)
DISH Network Corp ‘A’	1,410	81,977	4,738
Dollar Tree Inc	3,652	279,670	(8,582)
Dominion Resources Inc	10,282	697,560	(66,084)
Donaldson Co Inc	1,469	41,981	(12,857)
Dunkin’ Brands Group Inc	4,630	201,776	(39,355)
Eagle Materials Inc	513	25,493	(14,162)
Ecolab Inc	435	50,156	(2,793)
Eli Lilly & Co	831	59,176	(7,520)
Envision Healthcare Holdings Inc	13,082	266,591	(24,745)
EOG Resources Inc	1,426	93,592	(44,317)
EQT Corp	409	19,530	(10,172)
Exxon Mobil Corp	828	64,551	(7,717)
Fastenal Co	6,037	275,292	23,066
Fidelity National Information Services Inc	3,775	233,396	(57,393)
FireEye Inc	7,923	142,080	25,374
First Data Corp ‘A’	30,838	344,790	(61,038)
First Horizon National Corp	9,370	127,518	(15,187)

Referenced Entity	Shares	Notional Amount (2)	Unrealized Appreciation (Depreciation)
First Republic Bank	2,196	$129,489	($39,844)
FleetCor Technologies Inc	771	110,091	(23,855)
Flowers Foods Inc	7,938	121,877	1,854
FMC Corp	3,269	114,831	(43,193)
FNB Corp	3,174	38,306	(734)
FNF Group	2,596	84,237	(11,581)
Fortune Brands Home & Security Inc	3,249	159,210	(29,557)
Fossil Group Inc	2,605	69,528	(2,813)
Freeport-McMoRan Inc	3,934	45,467	2,744
Frontier Communications Corp	83,748	397,277	48,885
Garmin Ltd	3,510	143,691	(25,175)
GATX Corp	9,627	414,331	(14,552)
General Electric Co	12,832	400,913	20,830
Genesee & Wyoming Inc ‘A’	4,425	231,175	(73,928)
Gentex Corp	12,869	192,050	(33,929)
Genworth Financial Inc ‘A’	50,723	123,445	(128,141)
Global Payments Inc	961	65,951	(7,815)
GoDaddy Inc ‘A’	2,752	82,839	(12,188)
Granite Construction Inc	5,983	257,960	(39,634)
Guess? Inc	3,795	56,931	1,486
Guidewire Software Inc	2,037	125,831	3,652
Halliburton Co	5,509	188,298	(58,946)
Halyard Health Inc	3,535	104,639	(17,884)
Hancock Holding Co	2,959	71,253	(24,708)
Hanesbrands Inc	9,535	276,267	35,508
Harley-Davidson Inc	8,250	374,715	(59,153)
Harman International Industries Inc	1,180	94,500	(5,151)
Harris Corp	5,501	456,600	(47,347)
HEICO Corp	1,884	128,059	(2,314)
Helmerich & Payne Inc	2,768	144,065	(42,221)
Henry Schein Inc	549	93,908	4,432
Herc Holdings Inc l	—	5	(1)
Hertz Global Holdings Inc l	—	—	(24)
Hess Corp	397	21,052	(235)
Hexcel Corp	6,028	277,228	10,187
Hilton Worldwide Holdings Inc	7,281	158,624	(8,330)
Huntington Bancshares Inc	16,554	183,738	20,516
IDEX Corp	165	11,483	(3,956)
IDEXX Laboratories Inc	184	12,849	(7,894)
IHS Markit Ltd	4,899	172,596	(11,362)
Illumina Inc	4,565	827,406	(1,872)
Incyte Corp	1,721	117,413	(44,860)
Intercontinental Exchange Inc	469	121,074	(5,256)
International Flavors & Fragrances Inc	1,655	189,348	(47,268)
IPG Photonics Corp	1,671	144,952	7,345
Janus Capital Group Inc	4,839	73,260	5,466
JB Hunt Transport Services Inc	1,628	119,813	(12,282)
JC Penney Co Inc	29,447	249,815	(21,686)
Johnson Controls International PLC	8,042	346,534	(27,657)
Kansas City Southern	914	61,972	(23,323)
KAR Auction Services Inc	1,137	42,638	(6,435)
Kellogg Co	382	27,355	(2,239)
Kirby Corp	2,458	165,105	12,316
KLX Inc	8,884	282,038	(30,678)
Knowles Corp	19,027	238,665	(28,664)
Kosmos Energy Ltd	31,895	160,179	(44,268)
L Brands Inc	861	61,598	665
Laredo Petroleum Inc	4,494	49,230	(8,743)
Las Vegas Sands Corp	478	19,990	(7,514)
Leggett & Platt Inc	2,509	108,590	(5,771)
Leidos Holdings Inc	5	130	(75)
Lennar Corp ‘A’	5,759	277,537	33,701
Leucadia National Corp	14,845	252,644	(30,004)
Liberty Broadband Corp ‘C’	4,137	233,519	(62,194)
LifePoint Health Inc	2,558	148,153	(3,358)
Lions Gate Entertainment Corp	1,052	22,343	1,313
Live Nation Entertainment Inc	7,409	184,552	(19,047)
LKQ Corp	2,600	83,865	(8,331)
Lockheed Martin Corp	2,563	559,027	(55,375)
Loews Corp	7,034	251,986	(37,464)

See Notes to Financial Statements	See explanation of symbols and terms, if any, on A-107 and A-108

PACIFIC FUNDS

PF EQUITY LONG/SHORT FUND

Schedule of Investments (Continued)

September 30, 2016 (Unaudited)

Referenced Entity	Shares	Notional Amount (2)	Unrealized Appreciation (Depreciation)
Louisiana-Pacific Corp	9,309	$157,694	($17,594)
lululemon athletica Inc	1,540	80,053	(13,856)
M&T Bank Corp	594	74,096	5,132
Macquarie Infrastructure Corp	11,299	705,184	(235,345)
Manitowoc Foodservice Inc	15,358	209,823	(39,284)
Marsh & McLennan Cos Inc	4,684	261,274	(53,725)
Martin Marietta Materials Inc	872	124,469	(31,715)
MasterCard Inc ‘A’	902	89,596	(2,201)
Mattel Inc	8,694	233,434	(29,820)
MAXIMUS Inc	7,571	380,563	(47,653)
McCormick & Co Inc	330	27,981	(4,993)
MDU Resources Group Inc	17,356	299,133	(142,404)
Mead Johnson Nutrition Co	790	64,378	1,960
MEDNAX Inc	7,345	502,738	16,132
Mercury General Corp	1,859	95,584	(6,382)
Mettler-Toledo International Inc	72	23,908	(6,319)
MGM Resorts International	3,114	66,795	(14,262)
Microchip Technology Inc	3,381	160,244	(49,851)
Microsemi Corp	8,610	282,233	(79,215)
Mohawk Industries Inc	793	153,319	(5,551)
Molson Coors Brewing Co ‘B’	888	78,722	(18,780)
Monster Beverage Corp	2,507	365,336	(2,717)
Moody’s Corp	1,500	142,034	(20,386)
Murphy Oil Corp	1,274	23,437	(15,293)
National Instruments Corp	7,048	198,901	(1,263)
National Oilwell Varco Inc	2,209	72,843	(8,316)
Navient Corp	6,391	77,517	(14,961)
Netflix Inc	2,020	212,999	13,928
NetScout Systems Inc	17,953	392,672	(132,453)
Neurocrine Biosciences Inc	6,689	319,837	(18,894)
New Jersey Resources Corp	1,235	41,135	553
Newell Brands Inc	6,878	297,048	(65,148)
Newfield Exploration Co	1,201	30,525	(21,670)
NewMarket Corp	96	33,549	(7,666)
NextEra Energy Inc	1,576	162,974	(29,802)
Nielsen Holdings PLC	5,098	235,783	(37,317)
Noble Energy Inc	2,457	78,084	(9,729)
NorthStar Asset Management Group Inc	31,389	354,196	(51,663)
Norwegian Cruise Line Holdings Ltd	7,322	382,662	106,622
NRG Energy Inc	9,635	123,627	15,619
Occidental Petroleum Corp	3,003	199,459	(19,520)
OGE Energy Corp	3,494	108,678	(1,803)
Oil States International Inc	691	21,304	(511)
Old Dominion Freight Line Inc	703	47,839	(394)
Olin Corp	9,778	133,638	(67,007)
OneMain Holdings Inc	1,653	50,258	(902)
ONEOK Inc	4,059	86,616	(121,976)
Owens-Illinois Inc	11,994	184,758	(35,812)
PACCAR Inc	1,696	77,066	(22,625)
PacWest Bancorp	4,834	209,828	2,401
Palo Alto Networks Inc	3,881	638,846	20,486
Pandora Media Inc	23,941	228,520	(114,555)
Panera Bread Co ‘A’	525	105,253	3,025
PAREXEL International Corp	2,875	172,343	(27,326)
Patterson Cos Inc	5,825	253,400	(14,201)
Patterson-UTI Energy Inc	8,038	102,510	(77,300)
Paychex Inc	1,263	76,644	3,554
PayPal Holdings Inc	2,514	83,952	(19,046)
PBF Energy Inc ‘A’	4,873	111,252	927
Penske Automotive Group Inc	3,328	124,034	(36,309)
People’s United Financial Inc	4,876	79,284	2,145
Perrigo Co PLC	2,515	326,511	94,301
Pinnacle Foods Inc	285	14,266	(32)
Platform Specialty Products Corp	34,643	278,718	(2,237)
Praxair Inc	479	49,299	(8,579)
Premier Inc ‘A’	8,602	285,411	7,222
Prestige Brands Holdings Inc	3,569	197,355	25,079
Primerica Inc	1,899	88,086	(12,618)
Principal Financial Group Inc	1,238	55,995	(7,775)

Referenced Entity	Shares	Notional Amount (2)	Unrealized Appreciation (Depreciation)
Prosperity Bancshares Inc	1,523	$65,645	($17,953)
PulteGroup Inc	9,633	159,462	(33,583)
QIAGEN NV	5,561	150,488	(2,106)
Range Resources Corp	2,261	87,865	251
Restoration Hardware Holdings Inc	9,669	277,081	(57,273)
Rockwell Collins Inc	4,589	420,087	33,051
Rollins Inc	4,593	127,861	(6,622)
Roper Technologies Inc	720	129,667	(1,711)
Royal Caribbean Cruises Ltd	1,431	134,442	27,189
Royal Gold Inc	864	69,690	2,791
RPC Inc	12,897	167,181	(49,489)
Ryder System Inc	1,791	105,367	(12,750)
Sabre Corp	3,883	103,151	(6,272)
salesforce.com inc	828	64,940	5,879
Santander Consumer USA Holdings Inc	13,255	134,608	(26,572)
SBA Communications Corp ‘A’	4,396	444,040	(49,015)
Schlumberger Ltd	2,116	143,933	(22,470)
Seagate Technology PLC	382	9,966	(4,760)
Seattle Genetics Inc	5,278	184,098	(100,967)
Sempra Energy	3,414	327,573	(38,373)
Sensata Technologies Holding NV	15,440	569,771	(28,992)
ServiceMaster Global Holdings Inc	1,613	62,726	8,400
ServiceNow Inc	2,050	167,315	5,057
Signet Jewelers Ltd	2,944	299,679	80,263
Silgan Holdings Inc	3,851	203,836	9,014
Sirius XM Holdings Inc	8,844	35,553	(1,327)
Six Flags Entertainment Corp	1,142	60,837	(386)
Skyworks Solutions Inc	423	32,058	(149)
SLM Corp	42,882	277,875	(42,453)
SM Energy Co	1,817	62,911	(7,189)
Snyder’s-Lance Inc	13,977	460,691	(8,657)
Sotheby’s	4,229	120,917	(39,870)
Spectrum Brands Holdings Inc	1,707	169,027	(66,010)
Spirit Airlines Inc	12,084	536,311	22,378
Splunk Inc	4,034	185,566	(51,150)
Sprouts Farmers Market Inc	10,601	272,340	53,429
SS&C Technologies Holdings Inc	13,845	396,760	(48,356)
Starbucks Corp	406	21,780	(201)
Stericycle Inc	4,348	518,045	169,597
STERIS PLC	1,979	137,593	(7,072)
Stifel Financial Corp	3,552	120,139	(16,436)
Superior Energy Services Inc	3,334	53,637	(6,042)
SVB Financial Group	537	64,417	5,057
Targa Resources Corp	1,293	39,725	(23,774)
Tempur Sealy International Inc	1,823	134,683	31,246
Tenet Healthcare Corp	9,561	253,922	37,270
The Charles Schwab Corp	6,670	221,511	10,939
The Cooper Cos Inc	1,028	144,838	(39,441)
The Goodyear Tire & Rubber Co	3,722	97,927	(22,294)
The Hain Celestial Group Inc	5,023	206,445	27,727
The Howard Hughes Corp	2,740	297,451	(16,279)
The Kroger Co	2,059	76,088	14,977
The Madison Square Garden Co ‘A’	406	70,001	1,220
The Middleby Corp	2,283	221,688	(60,536)
The Mosaic Co	6,954	179,033	8,939
The Southern Co	491	22,836	(2,352)
The Ultimate Software Group Inc	1,441	274,364	(20,162)
The Walt Disney Co	862	96,553	16,507
The Wendy’s Co	4,978	53,996	234
The Western Union Co	972	19,710	(527)
The Williams Cos Inc	1,444	38,319	(6,055)
Thermo Fisher Scientific Inc	134	19,395	(1,919)
Thomson Reuters Corp	389	14,728	(1,369)
Tiffany & Co	4,048	294,718	711
T-Mobile US Inc	808	38,004	254
Tractor Supply Co	1,760	152,664	34,128
TransDigm Group Inc	2,357	533,461	(147,995)
Transocean Ltd	1,872	17,103	(2,852)
TreeHouse Foods Inc	3,811	312,179	(20,102)
TRI Pointe Group Inc	6,649	64,168	(23,466)

See Notes to Financial Statements	See explanation of symbols and terms, if any, on A-107 and A-108

PACIFIC FUNDS

PF EQUITY LONG/SHORT FUND

Schedule of Investments (Continued)

September 30, 2016 (Unaudited)

Referenced Entity	Shares	Notional Amount (2)	Unrealized Appreciation (Depreciation)
Triumph Group Inc	1,785	$51,865	$2,099
Twenty-First Century Fox Inc ‘A’	5,386	156,562	26,113
Twitter Inc	8,922	162,685	(42,967)
Tyler Technologies Inc	2,142	287,514	(79,261)
Ulta Salon Cosmetics & Fragrance Inc	267	51,266	(12,275)
Under Armour Inc ‘A’	9,009	371,423	22,955
Under Armour Inc ‘C’ l	—	3	—
USG Corp	1,469	36,876	(1,098)
Valley National Bancorp	7,918	74,036	(3,006)
Verisk Analytics Inc	8,139	615,953	(45,585)
Vertex Pharmaceuticals Inc	1,737	176,844	25,360
VF Corp	2,025	116,348	2,847
ViaSat Inc	3,261	237,052	(6,382)
Visa Inc ‘A’	4,422	347,967	(17,732)
Vista Outdoor Inc	2,151	96,431	10,692
Vulcan Materials Co	1,451	123,818	(41,204)
WABCO Holdings Inc	156	15,224	(2,487)
Walgreens Boots Alliance Inc	1,492	124,343	4,058
Weatherford International PLC	72,205	469,685	63,893
Webster Financial Corp	3,336	118,494	(8,308)
WEC Energy Group Inc	8,487	448,856	(59,346)
Western Digital Corp	2,399	122,162	(18,108)
WestRock Co	8,291	321,233	(80,715)
WEX Inc	737	63,743	(15,919)
WGL Holdings Inc	4,386	296,456	21,454

Referenced Entity	Shares	Notional Amount (2)	Unrealized Appreciation (Depreciation)
Whiting Petroleum Corp	8,612	$63,725	($11,544)
Whole Foods Market Inc	7,470	238,564	26,789
Willis Towers Watson PLC	785	95,932	(8,293)
WisdomTree Investments Inc	38,992	416,802	15,574
Workday Inc ‘A’	3,259	239,499	(59,319)
WPX Energy Inc	2,297	21,038	(9,259)
WR Berkley Corp	307	17,336	(396)
Wynn Resorts Ltd	2,338	170,625	(57,143)
Yahoo! Inc	3,420	101,420	(45,982)
Zayo Group Holdings Inc	17,422	445,951	(71,656)
Zebra Technologies Corp ‘A’	2,125	141,035	(6,886)
Zillow Group Inc ‘C’	1,873	66,262	1,362
Zimmer Biomet Holdings Inc	1,252	152,724	(10,061)
Zions Bancorp	3,311	91,913	(10,794)
Zoetis Inc	4,354	184,613	(41,838)

			(5,197,442)

Total Short Positions			(5,305,813)

Total Long and Short Positions			2,136,766

Net Cash and Other Receivables (Payables) (3)			4,024

			$2,140,790

Description	Counter- party	Expiration Dates (1)		Value
The Fund receives or pays the net total return on all positions within the basket and pays financing based upon the then-current 1-Month AUD-BBSW, plus a specified spread as negotiated by the parties, which is denominated in AUD based on the local currencies of the positions within the swap.	JPM	07/17/17 08/11/17	-	$182,701

The following table represents the individual long and short positions and related values within the total return basket swap as of September 30, 2016:

Referenced Entity	Shares	Notional Amount (2)	Unrealized Appreciation (Depreciation)
Long Positions:

Australia

AGL Energy Ltd	36,644	$519,065	$17,416
Amcor Ltd	8,539	91,896	7,560
Ansell Ltd	3,088	43,090	11,427
Aurizon Holdings Ltd	91,674	310,402	21,058
Boral Ltd	53,321	257,292	20,083
Caltex Australia Ltd	11,730	287,292	22,835
CIMIC Group Ltd	22,479	595,912	(98,057)
Coca-Cola Amatil Ltd	61,773	395,739	91,351
Cochlear Ltd	2,573	234,111	44,784
Flight Centre Travel Group Ltd	4,899	114,981	22,164
Fortescue Metals Group Ltd	36,312	84,765	54,222
Harvey Norman Holdings Ltd	16,872	56,876	10,662
Iluka Resources Ltd	12,085	60,567	(2,030)
Incitec Pivot Ltd	26,597	64,666	(6,859)
Newcrest Mining Ltd	10,277	172,837	641
Oil Search Ltd	2,913	14,621	1,422
Orica Ltd	6,002	56,401	13,910
Qantas Airways Ltd	57,959	123,626	15,581
Tabcorp Holdings Ltd	43,014	137,944	26,772
Tatts Group Ltd	49,333	139,812	(1,158)
Telstra Corp Ltd	37,656	150,249	(110)
The Star Entertainment Grp Ltd	50,616	210,642	24,116
Treasury Wine Estates Ltd	47,502	352,499	50,636
Woodside Petroleum Ltd	5,347	104,480	14,078

			362,504

Total Long Positions			362,504

Referenced Entity	Shares	Notional Amount (2)	Unrealized Appreciation (Depreciation)
Short Positions:

Australia

ALS Ltd	45,439	$175,214	($33,668)
Alumina Ltd	77,886	81,032	(6,656)
AMP Ltd	55,488	219,330	(6,250)
APA Group	99,436	647,412	(4,050)
Australia & New Zealand Banking Group Ltd	3,244	57,218	(11,884)
Bank of Queensland Ltd	13,275	104,827	(11,443)
Bendigo & Adelaide Bank Ltd	5,127	36,521	(6,002)
Challenger Ltd/Australia	16,130	106,889	(19,421)
Commonwealth Bank of Australia	3,683	201,944	(3,433)
Computershare Ltd	31,208	232,982	(14,546)
Crown Resorts Ltd	5,501	46,811	(8,680)
CSL Ltd	1,594	132,350	1,274
Healthscope Ltd	162,018	334,708	(47,975)
Insurance Australia Group Ltd	80,750	342,069	1,992
LendLease Group	4,344	42,603	(4,471)
National Australia Bank Ltd	1,958	37,193	(4,896)
Platinum Asset Management Ltd	45,709	204,823	27,941
Ramsay Health Care Ltd	4,241	225,043	(33,017)
REA Group Ltd	4,937	203,432	(11,303)
SEEK Ltd	50,353	581,325	(22,309)
Sonic Healthcare Ltd	12,961	206,763	(12,720)
Suncorp Group Ltd	1,493	13,629	(300)
Transurban Group	5,520	48,743	502
Vocus Communications Ltd	32,446	212,128	56,523
Westpac Banking Corp	5,891	128,422	(5,611)

			(180,403)

See Notes to Financial Statements	See explanation of symbols and terms, if any, on A-107 and A-108

PACIFIC FUNDS

PF EQUITY LONG/SHORT FUND

Schedule of Investments (Continued)

September 30, 2016 (Unaudited)

Referenced Entity	Shares	Notional Amount (2)	Unrealized Appreciation (Depreciation)
Ireland

James Hardie Industries PLC	2,556	$38,507	($1,511)

Total Short Positions			(181,914)

Total Long and Short Positions			180,590

Net Cash and Other Receivables (Payables) (3)			2,111

			$182,701

Description	Counter- party	Expiration Dates (1)		Value
The Fund receives or pays the net total return on all positions within the basket and pays financing based upon the then-current 1-Month GBP-LIBOR, plus a specified spread as negotiated by the parties, which is denominated in GBP based on the local currencies of the positions within the swap.	JPM	07/17/17 10/30/17	-	$281,173

The following table represents the individual long and short positions and related values within the total return basket swap as of September 30, 2016:

Referenced Entity	Shares	Notional Amount (2)	Unrealized Appreciation (Depreciation)
Long Positions:

Germany

TUI AG	1,242	$17,449	$200

India

Vedanta Resources PLC	24,612	136,446	49,452

South Africa

Investec PLC	12,696	79,832	(2,441)

Switzerland

Coca-Cola HBC AG	17,302	349,067	52,883
Glencore PLC	36,161	67,806	31,208

			84,091

United Kingdom

Amec Foster Wheeler PLC	19,536	117,441	27,476
Anglo American PLC	8,637	75,734	31,975
ASOS PLC	3,707	183,807	49,466
Barclays PLC	29,371	68,778	(5,102)
Barratt Developments PLC	62,650	445,655	(44,570)
Bellway PLC	7,990	241,242	3,778
BP PLC	2,518	14,135	541
Britvic PLC	22,006	194,257	(22,208)
BT Group PLC	23,367	134,382	(16,816)
Burberry Group PLC	1,217	21,025	692
Centrica PLC	121,192	351,510	6,824
Close Brothers Group PLC	816	14,775	(302)
Daily Mail & General Trust PLC ‘A’	11,770	104,411	9,005
DCC PLC	2,234	200,792	2,181
Direct Line Insurance Group PLC	12,782	63,976	(3,598)
Dixons Carphone PLC	27,726	114,169	18,263
Drax Group PLC	4,052	17,159	(1,124)
GKN PLC	26,232	102,290	6,560
GlaxoSmithKline PLC	1,081	22,853	171
Greene King PLC	2,831	35,114	(6,732)
Howden Joinery Group PLC	15,337	70,323	15,603
Imperial Brands PLC	7,521	392,006	(4,898)
Inchcape PLC	23,618	214,270	(12,744)
Indivior PLC	6,288	27,161	(2,155)
Informa PLC	3,094	28,827	(282)
Intermediate Capital Group PLC	8,366	77,299	(13,422)
International Consolidated Airlines Group SA	4,023	21,811	(1,027)
ITV PLC	15,460	44,479	(6,977)
John Wood Group PLC	35,346	324,669	23,254

Referenced Entity	Shares	Notional Amount (2)	Unrealized Appreciation (Depreciation)
Johnson Matthey PLC	1,591	$66,603	$1,259
Jupiter Fund Management PLC	2,595	14,749	(442)
Kingfisher PLC	47,924	244,495	(10,672)
Lloyds Banking Group PLC	36,995	27,201	(1,064)
Man Group PLC	17,109	28,678	(3,755)
Marks & Spencer Group PLC	10,969	55,945	(8,887)
Micro Focus International PLC	1,541	42,865	998
Moneysupermarket.com Group PLC	3,899	15,718	(555)
Paysafe Group PLC	3,974	22,763	195
Persimmon PLC	19,679	521,788	(59,087)
Petrofac Ltd	15,163	154,488	21,017
Playtech PLC	1,339	15,002	801
Reckitt Benckiser Group PLC	489	45,486	551
Regus PLC	36,310	157,840	(35,057)
Rio Tinto PLC	1,083	30,026	5,969
Royal Mail PLC	93,264	668,608	(76,793)
Severn Trent PLC	16,450	528,192	5,573
Sky PLC	5,747	71,450	(4,842)
Smiths Group PLC	32,492	509,937	106,835
Sports Direct International PLC	7,427	27,786	(153)
SSE PLC	8,108	171,165	(6,527)
Stagecoach Group PLC	59,004	195,697	(34,400)
Tate & Lyle PLC	11,345	103,863	6,259
Taylor Wimpey PLC	113,193	286,588	(60,817)
The Sage Group PLC	7,997	75,731	677
Thomas Cook Group PLC	46,480	41,504	143
United Utilities Group PLC	3,169	42,170	(1,009)
William Hill PLC	90,280	346,997	9,156
Wm Morrison Supermarkets PLC	103,518	253,386	38,911
WPP PLC	5,946	129,236	10,527

			(41,357)

Total Long Positions			89,945

Short Positions:

Australia

BHP Billiton PLC	6,578	84,933	(13,990)

Chile

Antofagasta PLC	30,156	181,057	(23,217)

Jordan

Hikma Pharmaceuticals PLC	1,822	50,268	2,675

Netherlands

Royal Dutch Shell PLC ‘A’	5,499	128,923	(7,880)

See Notes to Financial Statements	See explanation of symbols and terms, if any, on A-107 and A-108

PACIFIC FUNDS

PF EQUITY LONG/SHORT FUND

Schedule of Investments (Continued)

September 30, 2016 (Unaudited)

Referenced Entity	Shares	Notional Amount (2)	Unrealized Appreciation (Depreciation)
United Kingdom

AA PLC	4,837	$18,954	$499
Aberdeen Asset Management PLC	15,913	57,653	(9,513)
Admiral Group PLC	13,616	363,855	2,474
Aggreko PLC	8,974	127,834	17,199
Ashtead Group PLC	12,970	186,955	(26,197)
Associated British Foods PLC	9,281	383,083	70,363
AstraZeneca PLC	1,447	79,875	(13,820)
Aviva PLC	38,939	229,981	7,793
BAE Systems PLC	3,034	20,815	204
Balfour Beatty PLC	59,690	187,404	(28,587)
Berkeley Group Holdings PLC	5,002	164,786	(2,349)
Booker Group PLC	71,864	176,273	10,503
British American Tobacco PLC	4,747	282,727	(20,016)
BTG PLC	31,366	293,944	36,302
Bunzl PLC	9,891	286,014	(5,654)
Capita PLC	34,258	494,812	198,046
Cobham PLC	33,513	70,570	(2,337)
Croda International PLC	632	26,534	(1,985)
easyJet PLC	10,390	208,274	72,800
Essentra PLC	10,622	80,633	13,753
Halma PLC	25,941	350,434	(1,762)
Hargreaves Lansdown PLC	24,461	428,262	25,483
Hays PLC	33,071	51,729	(3,934)
Hiscox Ltd	1,960	25,508	(939)
HSBC Holdings PLC	116	823	(49)
ICAP PLC	14,941	80,717	(9,262)
IMI PLC	3,251	45,031	(214)
Inmarsat PLC	13,211	130,505	10,071
J Sainsbury PLC	17,867	60,368	3,460
Legal & General Group PLC	30,043	93,246	8,104
Meggitt PLC	9,679	57,101	608

Referenced Entity	Shares	Notional Amount (2)	Unrealized Appreciation (Depreciation)
Merlin Entertainments PLC ~	25,131	$149,643	$6,580
Next PLC	1,019	73,042	9,967
Old Mutual PLC	232,440	584,083	(25,192)
Pennon Group PLC	5,750	66,273	(208)
Provident Financial PLC	6,848	259,421	(9,467)
Prudential PLC	14,047	245,831	(3,174)
Rolls-Royce Holdings PLC	29,647	260,179	(16,417)
Rotork PLC	25,965	71,155	157
Royal Bank of Scotland Group PLC	82,180	215,588	25,337
RSA Insurance Group PLC	16,970	111,621	(8,231)
Schroders PLC	4,514	158,788	1,154
Smith & Nephew PLC	3,019	48,408	(283)
Spectris PLC	3,445	82,083	(5,638)
St James’s Place PLC	34,066	382,381	(35,779)
Standard Chartered PLC	20,026	144,200	(18,766)
Standard Life PLC	24,342	107,168	(1,272)
Tesco PLC	174,251	375,676	(37,027)
Travis Perkins PLC	1,936	38,537	(77)
Vodafone Group PLC	4,746	13,564	(47)
Whitbread PLC	1,559	82,314	3,192
Worldpay Group PLC ~	33,740	131,221	1,855

			237,708

United States

Shire PLC	2,006	125,824	(3,890)

Total Short Positions			191,406

Total Long and Short Positions			281,351

Net Cash and Other Receivables (Payables) (3)			(178)

			$281,173

Description	Counter- party	Expiration Dates (1)		Value
The Fund receives or pays the net total return on all positions within the basket and pays financing based upon the then-current 1-Month HKD-HIBOR, plus a specified spread as negotiated by the parties, which is denominated in HKD based on the local currencies of the positions within the swap.	JPM	07/17/17 10/23/17	-	($53,121)

The following table represents the individual long and short positions and related values within the total return basket swap as of September 30, 2016:

Referenced Entity	Shares	Notional Amount (2)	Unrealized Appreciation (Depreciation)
Long Positions:

Hong Kong

BOC Hong Kong Holdings Ltd	16,500	$48,909	$7,231
Cheung Kong Property Holdings Ltd	4,500	32,898	204
CLP Holdings Ltd	33,500	324,235	22,727
Henderson Land Development Co Ltd	17,710	94,492	11,180
HKT Trust & HKT Ltd	126,000	188,122	(10,730)
Kerry Properties Ltd	80,000	195,893	66,929
Li & Fung Ltd	362,000	171,568	14,959
New World Development Co Ltd	163,000	153,771	59,970
Power Assets Holdings Ltd	9,500	87,179	5,785
Sino Land Co Ltd	74,000	114,061	17,831
SJM Holdings Ltd	136,000	83,955	16,830
Sun Hung Kai Properties Ltd	4,000	57,096	3,715
Swire Properties Ltd	6,000	17,175	472
Techtronic Industries Co Ltd	5,500	21,240	305
The Wharf Holdings Ltd	10,000	57,221	16,144
VTech Holdings Ltd	16,300	177,429	8,964
WH Group Ltd ~	351,500	265,912	18,185
Wheelock & Co Ltd	48,000	219,178	65,930
Xinyi Glass Holdings Ltd	82,000	75,507	(955)
Yue Yuen Industrial Holdings Ltd	99,500	378,883	32,335

			358,011

Total Long Positions			358,011

Referenced Entity	Shares	Notional Amount (2)	Unrealized Appreciation (Depreciation)
Short Positions:

Hong Kong

AIA Group Ltd	25,800	$148,628	($24,870)
ASM Pacific Technology Ltd	18,000	133,109	(15,883)
Cathay Pacific Airways Ltd	178,639	273,266	23,540
Galaxy Entertainment Group Ltd	30,115	86,928	(27,592)
Haitong International Securities Group Ltd	93,741	54,685	(8,233)
Hang Lung Properties Ltd	146,871	281,536	(51,617)
Hong Kong & China Gas Co Ltd	299,245	516,009	(52,196)
Hysan Development Co Ltd	23,000	100,101	(8,115)
MTR Corp Ltd	41,103	190,312	(36,826)
Sands China Ltd	21,200	69,161	(23,761)
Value Partners Group Ltd	205,276	187,356	(25,319)

			(250,872)

Macao

MGM China Holdings Ltd	284,597	376,434	(121,213)
Wynn Macau Ltd	165,170	238,644	(37,060)

			(158,273)

See Notes to Financial Statements	See explanation of symbols and terms, if any, on A-107 and A-108

PACIFIC FUNDS

PF EQUITY LONG/SHORT FUND

Schedule of Investments (Continued)

September 30, 2016 (Unaudited)

Referenced Entity	Shares	Notional Amount (2)	Unrealized Appreciation (Depreciation)
United States

Samsonite International SA	9,092	$27,329	($1,987)

Total Short Positions			(411,132)

Total Long and Short Positions			(53,121)

Net Cash and Other Receivables (Payables) (3)			—

			($53,121)

Description	Counter- party	Expiration Date (1)	Value
The Fund receives or pays the net total return on all positions within the basket and pays financing based upon the then-current 1-Month SGD-SIBOR, plus a specified spread as negotiated by the parties, which is denominated in SGD based on the local currencies of the positions within the swap.	JPM	07/17/17	($12,818)

The following table represents the individual long and short positions and related values within the total return basket swap as of September 30, 2016:

Referenced Entity	Shares	Notional Amount (2)	Unrealized Appreciation (Depreciation)
Long Positions:

China

Yangzijiang Shipbuilding Holdings Ltd	567,606	$378,229	($64,236)

Singapore

ComfortDelGro Corp Ltd	48,200	95,104	4,597
Genting Singapore PLC	500,100	272,753	3,611
SATS Ltd	73,100	223,526	43,683
Singapore Airlines Ltd	26,800	210,521	(3,473)
StarHub Ltd	46,700	125,727	(7,808)
Wilmar International Ltd	24,500	60,199	(2,031)

			38,579

Total Long Positions			(25,657)

Referenced Entity	Shares	Notional Amount (2)	Unrealized Appreciation (Depreciation)
Short Positions:

Singapore

CapitaLand Ltd	96,800	$213,341	($15,181)
Keppel Corp Ltd	120,586	478,956	(979)
Singapore Post Ltd	288,600	331,083	21,377
Singapore Telecommunications Ltd	99,600	295,425	4,106

			9,323

Total Short Positions			9,323

Total Long and Short Positions			(16,334)

Net Cash and Other Receivables (Payables) (3)			3,516

			($12,818)

Description	Counter- party	Expiration Date (1)	Value
The Fund receives or pays the net total return on all positions within the basket and pays financing based upon the then-current 1-Month USD-LIBOR, plus a specified spread as negotiated by the parties, which is denominated in USD based on the local currencies of the positions within the swap.	JPM	07/17/17	$155,402

The following table represents the individual short positions and related values within the total return basket swap as of September 30, 2016:

Referenced Entity	Shares	Notional Amount (2)	Unrealized Appreciation (Depreciation)
Short Position:

Hong Kong

Hutchison Port Holdings Trust	116,600	$53,053	$1,001

Total Short Position			1,001

Net Cash and Other Receivables (Payables) (3)			154,401

			$155,402

See Notes to Financial Statements	See explanation of symbols and terms, if any, on A-107 and A-108

PACIFIC FUNDS

PF EQUITY LONG/SHORT FUND

Schedule of Investments (Continued)

September 30, 2016 (Unaudited)

Description	Counter- party	Expiration Date (1)	Value
The Fund receives or pays the net total return on all positions within the basket and pays financing based upon the then-current 1-Day CAD-USD Discount Rate, plus a specified spread as negotiated by the parties, which is denominated in CAD based on the local currencies of the positions within the swap.	MSC	05/03/17	$27,264

The following table represents the individual long and short positions and related values within the total return basket swap as of September 30, 2016:

Referenced Entity	Shares	Notional Amount (2)	Unrealized Appreciation (Depreciation)
Long Positions:

Canada

Agnico Eagle Mines Ltd	753	$41,560	($838)
Air Canada	27,725	157,686	66,320
Alimentation Couche-Tard Inc ‘B’	808	34,899	4,259
Barrick Gold Corp	9,530	132,426	36,317
BCE Inc	644	28,566	1,176
CAE Inc	8,756	112,231	12,107
Canadian Tire Corp Ltd ‘A’	1,802	172,693	7,761
Canfor Corp	3,203	41,268	(5,697)
CCL Industries Inc ‘B’	377	50,198	22,392
CI Financial Corp	2,449	70,156	(23,172)
Constellation Software Inc	66	26,549	3,204
Dollarama Inc	4,678	264,984	100,249
Eldorado Gold Corp	7,387	36,175	(7,121)
Empire Co Ltd ‘A’	16,555	308,203	(61,257)
Encana Corp	8,233	57,834	28,202
Enerplus Corp	15,594	46,603	53,478
Finning International Inc	4,250	78,789	254
First Quantum Minerals Ltd	8,314	71,444	(2,623)
George Weston Ltd	3,653	299,336	5,389
IGM Financial Inc	679	25,132	(6,801)
Industrial Alliance Insurance & Financial Services Inc	6,438	189,165	42,602
Kinross Gold Corp	33,822	108,039	34,524
Linamar Corp	5,915	272,367	(25,388)
Loblaw Cos Ltd	2,920	156,769	(6,534)
Lundin Mining Corp	32,719	109,656	19,779
Magna International Inc	3,231	178,744	(40,042)
Metro Inc	2,364	77,226	381
Open Text Corp	2,039	102,658	29,415
Quebecor Inc ‘B’	978	24,290	5,432
Saputo Inc	6,728	200,967	32,830
Teck Resources Ltd	1,562	25,223	2,935
Tourmaline Oil Corp	1,587	43,032	(41)
TransAlta Corp	7,203	36,476	(4,467)
WestJet Airlines Ltd	1,585	25,520	2,170
Yamana Gold Inc	25,335	111,511	(2,404)

			324,791

Total Long Positions			324,791

Referenced Entity	Shares	Notional Amount (2)	Unrealized Appreciation (Depreciation)
Short Positions:

Canada

AltaGas Ltd	5,692	$142,344	($4,040)
BlackBerry Ltd	9,314	65,944	(8,315)
Bombardier Inc ‘B’	114,591	169,484	12,265
Cameco Corp	4,604	41,792	2,453
Canadian National Railway Co	5,321	300,637	(47,188)
Canadian Natural Resources Ltd	721	19,751	(3,298)
Canadian Utilities Ltd ‘A’	10,111	283,419	(1,888)
Cenovus Energy Inc	3,012	48,699	5,469
DH Corp	4,835	131,070	26,554
Element Financial Corp	8,043	87,409	(13,254)
Enbridge Inc	6,322	207,151	(70,700)
Fairfax Financial Holdings Ltd	47	25,115	(2,424)
Franco-Nevada Corp	789	55,333	209
Gildan Activewear Inc	13,203	385,948	17,216
Goldcorp Inc	1,282	19,846	(1,310)
Imperial Oil Ltd	1,659	54,875	2,978
Keyera Corp	928	28,342	(1,664)
Manulife Financial Corp	14,839	218,832	9,472
Methanex Corp	9,259	281,920	(47,944)
Pembina Pipeline Corp	3,648	100,628	(10,540)
Potash Corp of Saskatchewan Inc	13,407	218,023	(155)
Power Financial Corp	5,503	140,030	12,517
PrairieSky Royalty Ltd	5,558	103,294	(10,034)
Restaurant Brands International Inc	2,479	75,330	(35,209)
Rogers Communications Inc ‘B’	3,197	115,952	(19,682)
Silver Wheaton Corp	2,941	31,629	(47,817)
TransCanada Corp	1,617	52,815	(23,983)
Veresen Inc	8,904	63,282	(27,662)
West Fraser Timber Co Ltd	843	29,413	3,435
Whitecap Resources Inc	5,397	35,264	(9,822)
WSP Global Inc	5,809	179,976	(3,024)

			(297,385)

United States

Valeant Pharmaceuticals International Inc	2,328	56,605	(515)

Total Short Positions			(297,900)

Total Long and Short Positions			26,891

Net Cash and Other Receivables (Payables) (3)			373

			$27,264

Description	Counter- party	Expiration Date (1)	Value
The Fund receives or pays the net total return on all positions within the basket and pays financing based upon the then-current 1-Day CHF-TOIS, plus a specified spread as negotiated by the parties, which is denominated in CHF based on the local currencies of the positions within the swap.	MSC	05/03/17	$411,354

The following table represents the individual long and short positions and related values within the total return basket swap as of September 30, 2016:

Referenced Entity	Shares	Notional Amount (2)	Unrealized Appreciation (Depreciation)
Long Positions:

Switzerland

ABB Ltd	19,169	$386,171	$45,860
Actelion Ltd	1,932	288,872	46,396
Adecco Group AG	4,495	271,538	(18,174)
Flughafen Zuerich AG	2,214	341,201	91,622
Galenica AG	35	40,955	(3,735)
Geberit AG	40	17,147	387

Referenced Entity	Shares	Notional Amount (2)	Unrealized Appreciation (Depreciation)
Georg Fischer AG	263	$209,952	$20,619
Helvetia Holding AG	44	25,087	(2,891)
Kuehne + Nagel International AG	466	70,226	(2,504)
Lonza Group AG	1,994	275,532	106,117
SGS SA	28	56,753	5,989
Sika AG	13	62,782	556
Straumann Holding AG	286	96,178	15,706
Sunrise Communications Group AG	205	13,670	639
Swiss Life Holding AG	1,600	390,302	24,614

See Notes to Financial Statements	See explanation of symbols and terms, if any, on A-107 and A-108

PACIFIC FUNDS

PF EQUITY LONG/SHORT FUND

Schedule of Investments (Continued)

September 30, 2016 (Unaudited)

Referenced Entity	Shares	Notional Amount (2)	Unrealized Appreciation (Depreciation)
Swiss Re AG	1,106	$100,882	($990)
Temenos Group AG	668	41,294	829

			331,040

Total Long Positions			331,040

Short Positions:

Austria

ams AG	6,191	190,202	(10,962)

Switzerland

Aryzta AG	5,572	275,655	27,803
Barry Callebaut AG	101	119,454	(14,963)
Chocoladefabriken Lindt & Spruengli AG	32	195,545	10,483
Cie Financiere Richemont SA ‘A’	4,077	356,930	108,283
Credit Suisse Group AG	28,218	441,588	70,729

Referenced Entity	Shares	Notional Amount (2)	Unrealized Appreciation (Depreciation)
DKSH Holding AG	301	$21,506	($636)
Dufry AG	2,279	250,279	(35,442)
Julius Baer Group Ltd	6,807	278,818	1,352
LafargeHolcim Ltd	4,586	198,079	(50,322)
Nestle SA	177	13,854	(122)
Novartis AG	1,381	103,039	(5,950)
OC Oerlikon Corp AG	1,575	13,757	(1,982)
Sonova Holding AG	287	40,152	(544)
Swisscom AG	315	150,501	665
The Swatch Group AG	983	259,778	(18,890)

			90,464

Total Short Positions			79,502

Total Long and Short Positions			410,542

Net Cash and Other Receivables (Payables) (3)			812

			$411,354

Description	Counter- party	Expiration Date (1)	Value
The Fund receives or pays the net total return on all positions within the basket and pays financing based upon the then-current 1-Day EUR-EONIA, plus a specified spread as negotiated by the parties, which is denominated in EUR based on the local currencies of the positions within the swap.	MSC	05/03/17	$1,339,484

The following table represents the individual long and short positions and related values within the total return basket swap as of September 30, 2016:

Referenced Entity	Shares	Notional Amount (2)	Unrealized Appreciation (Depreciation)
Long Positions:

Belgium

Ageas	7,781	$293,674	($9,173)
bpost SA	8,835	217,801	21,782
Proximus SADP	7,629	283,948	(55,718)
Umicore SA	396	23,465	1,400

			(41,709)

Finland

Cargotec OYJ ‘B’	5,173	174,325	63,082
Elisa OYJ	3,480	121,309	6,941
Fortum OYJ	918	13,596	1,239
Huhtamaki OYJ	670	30,795	413
Kesko OYJ ‘B’	9,260	358,812	67,797
Neste OYJ	7,183	233,984	72,416
Orion OYJ ‘B’	685	26,580	425
UPM-Kymmene OYJ	4,077	81,908	4,177

			216,490

France

Air France-KLM	23,057	169,527	(45,452)
Arkema SA	1,578	127,786	18,309
Atos SE	5,343	450,796	124,427
BioMerieux	319	40,286	7,254
BNP Paribas SA	968	44,189	5,599
Capgemini SA	1,050	94,047	8,899
Cie de Saint-Gobain	4,777	206,994	(292)
Cie Generale des Etablissements Michelin	3,491	365,574	21,004
CNP Assurances	12,295	187,415	19,153
Eiffage SA	4,367	289,375	50,006
Elior Group	2,942	64,547	2,817
Eutelsat Communications SA	1,337	25,949	1,724
Faurecia	4,135	148,427	13,842
Ipsen SA	2,146	126,341	24,428
Lagardere SCA	7,799	201,712	(3,100)
Orange SA	10,267	168,128	(7,268)
Peugeot SA	19,616	337,004	(37,451)
Publicis Groupe SA	1,248	103,354	(8,920)
Renault SA	2,281	168,861	18,796
Rexel SA	1,570	23,549	501
Safran SA	1,059	73,131	3,034

Referenced Entity	Shares	Notional Amount (2)	Unrealized Appreciation (Depreciation)
Sanofi	715	$73,473	($19,025)
Schneider Electric SE	710	46,966	2,425
SCOR SE	5,706	202,236	(24,790)
SEB SA	143	19,657	540
Societe BIC SA	1,230	193,458	(11,602)
Sodexo SA	851	85,657	15,715
Suez	6,390	98,247	7,350
Technip SA	3,088	160,110	29,724
Teleperformance	6,184	504,644	155,014
Thales SA	4,005	305,728	63,058
TOTAL SA	495	21,091	2,452
Valeo SA	3,013	161,869	13,997
Veolia Environnement SA	11,111	254,623	1,394

			453,562

Germany

Allianz SE	504	80,669	(5,769)
Aurubis AG	3,334	155,168	31,783
Bayer AG	1,318	129,313	3,055
Brenntag AG	1,726	103,365	(9,040)
Covestro AG ~	6,019	252,489	103,706
Deutsche Post AG	2,222	60,415	9,153
Evonik Industries AG	9,108	292,233	16,114
Fraport AG Frankfurt Airport Services Worldwide	1,286	74,239	(3,856)
Freenet AG	7,035	229,842	(23,936)
Hannover Rueck SE	684	70,125	3,197
HeidelbergCement AG	1,094	98,197	5,265
Henkel AG & Co KGaA	105	13,966	325
HOCHTIEF AG	3,132	333,897	108,109
HUGO BOSS AG	572	35,886	(4,223)
Infineon Technologies AG	3,519	57,813	4,937
KION Group AG	4,738	219,325	87,668
METRO AG	470	13,648	342
Muenchener Rueckversicherungs-Gesellschaft AG in Muenchen	1,022	191,741	(865)
OSRAM Licht AG	4,535	235,788	30,628
Rheinmetall AG	5,343	374,688	(2,264)
Salzgitter AG	3,940	124,313	4,861
Siemens AG	1,781	207,678	1,164
Software AG	8,555	288,201	74,375
STADA Arzneimittel AG	5,414	258,916	42,315
Suedzucker AG	7,253	154,898	46,814

See Notes to Financial Statements	See explanation of symbols and terms, if any, on A-107 and A-108

PACIFIC FUNDS

PF EQUITY LONG/SHORT FUND

Schedule of Investments (Continued)

September 30, 2016 (Unaudited)

Referenced Entity	Shares	Notional Amount (2)	Unrealized Appreciation (Depreciation)
Talanx AG	4,054	$123,077	$631
thyssenkrupp AG	2,648	56,812	6,457
Uniper SE	2,881	33,040	2,258

			533,204

Italy

A2A SPA	404,045	499,715	70,947
Assicurazioni Generali SPA	4,433	48,715	5,386
Autogrill SPA	24,313	220,896	(14,824)
Banca Popolare dell’Emilia Romagna SC	20,368	75,023	877
Buzzi Unicem SPA	1,021	20,450	486
DiaSorin SPA	233	14,379	597
Enel SPA	64,551	280,921	6,767
Hera SPA	45,514	130,241	(7,673)
Leonardo-Finmeccanica SPA	10,713	128,959	(7,530)
Mediaset SPA	6,406	19,842	270
Mediobanca SPA	5,620	41,971	(5,394)
Moncler SPA	5,772	99,505	(972)
Poste Italiane SPA ~	24,336	183,496	(16,527)
Prysmian SPA	9,486	210,992	37,404
Recordati SPA	4,038	107,570	22,211
Snam SPA	43,735	247,150	(4,644)

			87,381

Luxemburg

APERAM SA	766	25,822	8,713

Netherlands

ABN AMRO Group NV	3,462	68,718	2,864
Akzo Nobel NV	554	42,299	(4,827)
ASM International NV	3,514	142,609	1,035
Boskalis Westminster	4,163	217,070	(68,904)
Delta Lloyd NV	53,467	180,242	64,991
Fugro NV	4,684	58,199	17,584
Heineken NV	1,167	97,037	5,545
Koninklijke Ahold Delhaize NV	18,178	391,270	22,752
Koninklijke DSM NV	272	17,824	546
Koninklijke Vopak NV	963	39,924	10,583
NN Group NV	17,769	579,074	(33,555)
Wolters Kluwer NV	4,295	162,195	21,422

			40,036

Portugal

NOS SGPS SA	535	4,427	(786)

Spain

Acciona SA	971	74,023	(631)
ACS Actividades de Construccion y Servicios SA	8,012	227,579	14,616
Aena SA	540	77,869	1,840
Almirall SA	7,246	129,289	(17,848)
Ebro Foods SA	6,985	157,711	4,764
Enagas SA	3,929	120,760	(2,566)
Endesa SA	7,691	153,189	11,705
Gamesa Corp Tecnologica SA	19,359	345,383	118,457
Iberdrola SA	16,697	113,377	153
Mediaset Espana Comunicacion SA	7,260	96,970	(10,909)
Prosegur Cia de Seguridad SA	15,663	92,581	16,759
Repsol SA	21,048	222,416	63,507
Tecnicas Reunidas SA	3,738	139,078	6,761

			206,608

Switzerland

STMicroelectronics NV	44,634	244,214	119,690

United Kingdom

Dialog Semiconductor PLC	6,121	239,166	(3,098)
Fiat Chrysler Automobiles NV	26,972	171,417	23

			(3,075)

Total Long Positions			1,620,114

Referenced Entity	Shares	Notional Amount (2)	Unrealized Appreciation (Depreciation)
Short Positions:

Belgium

Anheuser-Busch InBev SA/NV	702	$83,340	($8,979)
Telenet Group Holding NV	2,801	139,468	(6,852)
UCB SA	1,271	100,651	2,268

			(13,563)

Finland

Amer Sports OYJ	1,044	31,761	(171)
Nokia OYJ	35,968	216,272	7,787
Sampo OYJ ‘A’	4,926	236,851	18,000
Wartsila OYJ Abp	1,921	81,837	(4,645)

			20,971

France

Accor SA	7,946	326,391	11,098
Aeroports de Paris	201	20,711	766
Air Liquide SA	1,376	146,634	(924)
Airbus Group SE	2,897	201,349	25,642
Bollore SA	110,760	520,233	134,652
Bouygues SA	4,554	150,588	(439)
Bureau Veritas SA	3,156	64,911	(2,801)
Carrefour SA	7,954	261,309	55,073
Casino Guichard Perrachon SA	2,052	99,021	(859)
Credit Agricole SA	6,027	60,622	1,172
Danone SA	1,716	117,067	(10,351)
Edenred	31,190	593,609	(135,233)
Electricite de France SA	20,081	258,828	14,397
Essilor International SA	1,192	144,066	(9,697)
Iliad SA	292	61,081	(221)
Ingenico Group SA	3,226	363,344	81,280
JCDecaux SA	1,727	62,527	6,685
Kering	437	72,634	(15,545)
Legrand SA	591	30,156	(4,683)
Natixis SA	28,411	128,532	(4,031)
Orpea	2,413	194,105	(19,763)
Pernod Ricard SA	3,582	395,601	(28,633)
Plastic Omnium SA	2,677	86,014	(2,821)
Remy Cointreau SA	2,384	176,953	(26,484)
Vallourec SA	45,555	158,300	(46,123)
Zodiac Aerospace	17,484	446,462	20,941

			43,098

Germany

Axel Springer SE	1,430	75,383	2,104
Bayerische Motoren Werke AG	1,730	149,169	3,511
Bilfinger SE	907	28,134	(1,765)
Commerzbank AG	13,507	182,470	95,201
Daimler AG	4,495	309,661	(7,362)
Deutsche Bank AG	15,111	256,438	59,492
Deutsche Lufthansa AG	1,951	23,644	1,894
Duerr AG	1,113	71,408	(22,176)
E.ON SE	18,820	134,667	903
Fresenius Medical Care AG & Co KGaA	738	63,704	(861)
Merck KGaA	2,173	196,559	(37,833)
MTU Aero Engines AG	1,264	118,577	(9,403)
Nordex SE	2,642	75,703	(4,812)
RWE AG	33,354	442,149	(133,861)
SAP SE	615	46,434	(9,810)
Schaeffler AG Preferred	13,399	195,288	(16,903)
Symrise AG	380	25,347	(2,521)
Telefonica Deutschland Holding AG	19,434	86,766	8,409
United Internet AG	1,962	86,456	(436)
Volkswagen AG Preferred	2,633	354,153	7,300
Zalando SE ~	7,351	229,624	(77,512)

			(146,441)

Italy

Azimut Holding SPA	11,752	219,028	46,108
Banca Generali SPA	716	14,645	902
Banco Popolare SC	57,488	134,680	(885)
Eni SPA	6,668	96,626	538
Luxottica Group SPA	6,886	367,414	38,515
Saipem SPA	381,484	153,412	(8,214)

See Notes to Financial Statements	See explanation of symbols and terms, if any, on A-107 and A-108

PACIFIC FUNDS

PF EQUITY LONG/SHORT FUND

Schedule of Investments (Continued)

September 30, 2016 (Unaudited)

Referenced Entity	Shares	Notional Amount (2)	Unrealized Appreciation (Depreciation)
Salvatore Ferragamo SPA	16,469	$365,301	($52,701)
Telecom Italia SPA	36,443	41,596	11,316
UniCredit SPA	64,321	147,770	(2,157)
Unione di Banche Italiane SPA	105,146	295,773	53,434
Yoox Net-A-Porter Group SPA	1,454	44,353	(710)

			86,146

Luxembourg

ArcelorMittal	10,416	57,388	(6,133)
Eurofins Scientific SE	597	222,796	(48,409)
SES SA	2,426	60,403	832
Tenaris SA	21,006	281,689	(17,506)

			(71,216)

Netherlands

Aegon NV	43,315	183,559	18,336
Altice NV ‘A’	29,971	434,096	(102,674)
Gemalto NV	1,431	90,114	(1,569)
Koninklijke KPN NV	101,686	384,847	47,477
OCI NV	10,639	147,010	(9,789)
SBM Offshore NV	28,427	367,864	(35,810)

			(84,029)

Spain

Amadeus IT Group SA ‘A’	6,017	256,215	(44,112)
Atresmedia Corp de Medios de Comunicacion SA	4,628	44,266	(6,492)
Banco de Sabadell SA	31,237	52,015	11,996

Referenced Entity	Shares	Notional Amount (2)	Unrealized Appreciation (Depreciation)
Banco Popular Espanol SA	130,355	$163,556	$2,220
Bankia SA	43,891	35,808	(208)
Bankinter SA	7,586	51,592	(2,383)
CaixaBank SA	59,545	168,316	17,844
Cellnex Telecom SAU ~	19,986	337,080	(24,603)
Distribuidora Internacional de Alimentacion SA	40,355	235,347	(14,551)
Ferrovial SA	2,154	43,246	(2,619)
Grifols SA	9,878	217,536	4,612
Industria de Diseno Textil SA	1,917	60,891	(10,188)
Mapfre SA	31,220	64,107	(23,241)
Telefonica SA	11,819	119,935	408
Zardoya Otis SA	16,617	169,378	9,500

			(81,817)

United Kingdom

CNH Industrial NV	10,005	61,609	(10,032)
RELX NV	1,903	33,441	(598)

			(10,630)

United States

QIAGEN NV	5,139	115,470	(26,230)

Total Short Positions			(283,711)

Total Long and Short Positions			1,336,403

Net Cash and Other Receivables (Payables) (3)			3,081

			$1,339,484

Description	Counter- party	Expiration Date (1)	Value
The Fund receives or pays the net total return on all positions within the basket and pays financing based upon the then-current 1-Day JPY-MUTSC, plus a specified spread as negotiated by the parties, which is denominated in JPY based on the local currencies of the positions within the swap.	MSC	05/07/18	$1,332,451

The following table represents the individual long and short positions and related values within the total return basket swap as of September 30, 2016:

Referenced Entity	Shares	Notional Amount (2)	Unrealized Appreciation (Depreciation)
Long Positions:

Japan

Ajinomoto Co Inc	5,100	$112,370	$1,342
Alfresa Holdings Corp	12,400	237,048	25,514
Amada Holdings Co Ltd	35,300	321,625	45,576
Aozora Bank Ltd	12,000	45,452	(4,090)
Astellas Pharma Inc	17,200	246,446	22,201
Bandai Namco Holdings Inc	14,800	290,369	162,631
Bridgestone Corp	4,000	140,668	6,707
Central Japan Railway Co	600	107,251	(4,528)
Century Tokyo Leasing Corp	1,000	36,708	(368)
Chiyoda Corp	43,000	288,190	65,873
Chubu Electric Power Co Inc	37,100	500,020	39,803
Citizen Holdings Co Ltd	48,300	257,897	(4,934)
Coca-Cola West Co Ltd	1,100	26,744	4,042
Daicel Corp	11,900	145,336	5,045
Daido Steel Co Ltd	3,000	10,633	3,125
Dai-ichi Life Insurance Co Ltd	2,100	23,316	5,495
Daiichi Sankyo Co Ltd	4,700	112,596	337
Disco Corp	1,300	117,118	36,849
East Japan Railway Co	800	70,730	1,481
Ezaki Glico Co Ltd	300	15,073	3,148
Fuji Heavy Industries Ltd	10,700	377,137	24,322
FUJIFILM Holdings Corp	1,800	73,560	(6,883)
Fujitsu Ltd	17,000	63,256	28,232
Hakuhodo DY Holdings Inc	23,800	255,434	23,505
Haseko Corp	8,500	78,326	3,433
Hisamitsu Pharmaceutical Co Inc	2,100	106,267	7,237
Hitachi Capital Corp	2,400	54,178	(3,149)

Referenced Entity	Shares	Notional Amount (2)	Unrealized Appreciation (Depreciation)
Hitachi Chemical Co Ltd	17,700	$306,965	$99,726
Hitachi High-Technologies Corp	7,400	184,963	111,266
Hitachi Metals Ltd	13,100	174,471	(13,312)
Hokuhoku Financial Group Inc	1,500	33,898	(13,714)
Hoya Corp	8,200	321,236	8,632
Ibiden Co Ltd	6,000	64,340	16,338
Idemitsu Kosan Co Ltd	11,300	190,374	43,583
Inpex Corp	3,000	24,758	2,520
ITOCHU Corp	2,200	27,247	450
Itochu Techno-Solutions Corp	15,900	309,155	99,985
Japan Airlines Co Ltd	10,100	337,648	(40,754)
Japan Petroleum Exploration Co Ltd	6,500	149,761	(5,827)
JSR Corp	11,700	198,611	(14,716)
JTEKT Corp	8,500	118,787	8,883
JX Holdings Inc	44,100	168,836	9,662
Kaken Pharmaceutical Co Ltd	1,900	124,189	(7,413)
Kamigumi Co Ltd	16,000	141,975	(2,392)
Kaneka Corp	38,000	305,277	(4,414)
Kewpie Corp	3,100	67,966	28,011
Kobayashi Pharmaceutical Co Ltd	1,800	77,267	16,758
Konami Holdings Corp	5,007	116,952	76,520
Konica Minolta Inc	8,500	73,520	(1,540)
Kose Corp	200	17,492	2,988
Kuraray Co Ltd	4,000	52,317	7,023
Kurita Water Industries Ltd	2,400	59,015	(1,988)
Kyushu Financial Group Inc	3,200	19,277	2,526
Lion Corp	5,000	70,162	10,851
LIXIL Group Corp	9,800	161,164	48,787
Matsumotokiyoshi Holdings Co Ltd	1,400	69,597	2,741
Mazda Motor Corp	11,586	156,933	20,816

See Notes to Financial Statements	See explanation of symbols and terms, if any, on A-107 and A-108

PACIFIC FUNDS

PF EQUITY LONG/SHORT FUND

Schedule of Investments (Continued)

September 30, 2016 (Unaudited)

Referenced Entity	Shares	Notional Amount (2)	Unrealized Appreciation (Depreciation)
Medipal Holdings Corp	18,700	$306,300	$17,848
MEIJI Holdings Co Ltd	1,100	66,852	42,368
Miraca Holdings Inc	4,600	197,691	31,681
Mitsubishi Chemical Holdings Corp	27,500	164,697	7,712
Mitsubishi Electric Corp	28,000	294,447	64,421
Mitsubishi Gas Chemical Co Inc	14,500	157,300	50,297
Mitsubishi Motors Corp	61,600	349,739	(61,989)
Mitsubishi Tanabe Pharma Corp	31,500	542,222	132,459
Mitsui & Co Ltd	3,400	47,505	(385)
Mitsui Chemicals Inc	55,000	183,659	77,962
Mixi Inc	11,300	408,035	1,374
MS&AD Insurance Group Holdings Inc	8,600	244,232	(4,539)
Nexon Co Ltd	14,900	232,475	1,583
NHK Spring Co Ltd	32,400	303,660	10,432
Nikon Corp	22,600	311,684	25,831
Nippon Express Co Ltd	90,000	425,278	(4,530)
Nippon Shokubai Co Ltd	5,200	274,462	50,400
Nippon Telegraph & Telephone Corp	8,800	330,466	72,011
Nissan Motor Co Ltd	2,700	26,871	(387)
Nisshin Seifun Group Inc	5,400	89,883	(7,573)
Nitori Holdings Co Ltd	400	33,856	14,093
Nomura Research Institute Ltd	3,660	134,557	(8,235)
NSK Ltd	7,500	68,615	8,281
NTN Corp	8,000	26,169	1,795
NTT Data Corp	4,600	224,387	5,357
Obayashi Corp	11,300	115,053	(2,971)
Oji Holdings Corp	9,000	35,796	(124)
Oracle Corp Japan	2,200	113,066	11,229
Osaka Gas Co Ltd	61,000	232,031	23,816
Otsuka Corp	5,100	256,468	(14,235)
Panasonic Corp	10,400	144,356	(40,340)
Pola Orbis Holdings Inc	1,600	103,076	40,151
Recruit Holdings Co Ltd	4,600	150,086	37,562
Resona Holdings Inc	17,000	90,777	(19,282)
Rohm Co Ltd	6,100	261,973	59,561
Sankyo Co Ltd	7,715	289,043	(25,465)
Santen Pharmaceutical Co Ltd	5,200	72,233	4,552
Seiko Epson Corp	12,600	195,076	47,542
Sekisui Chemical Co Ltd	12,800	151,700	32,392
Shimadzu Corp	7,000	102,434	4,397
Shimamura Co Ltd	2,100	202,679	52,978
Shin-Etsu Chemical Co Ltd	1,000	62,534	7,239
Shionogi & Co Ltd	2,700	112,924	25,406
Sojitz Corp	225,300	435,039	142,200
Square Enix Holdings Co Ltd	400	12,363	1,430
Sugi Holdings Co Ltd	300	15,898	423
Sumitomo Chemical Co Ltd	47,000	210,535	(1,694)
Sumitomo Corp	17,100	176,246	15,182
Sumitomo Electric Industries Ltd	10,500	140,880	7,555
Sumitomo Heavy Industries Ltd	25,000	143,091	(19,567)
Sumitomo Mitsui Trust Holdings Inc	2,900	96,590	(1,843)
Sumitomo Rubber Industries Ltd	11,100	172,252	(4,355)
Sundrug Co Ltd	800	55,400	11,752
Suzuken Co Ltd	12,800	445,480	(22,818)
Suzuki Motor Corp	7,900	203,773	60,838
Taiheiyo Cement Corp	58,000	149,468	17,425
TDK Corp	400	23,491	3,309
Teijin Ltd	7,800	133,753	17,568
The Gunma Bank Ltd	19,200	121,558	(34,335)
The Hachijuni Bank Ltd	3,700	25,398	(6,128)
The Hiroshima Bank Ltd	3,000	16,990	(4,546)
Toho Gas Co Ltd	23,000	179,747	35,629
Tohoku Electric Power Co Inc	8,700	117,607	(4,150)
Tokyo Broadcasting System Holdings Inc	6,600	89,715	13,634
Tokyo Electric Power Co Holdings Inc	27,700	165,814	(45,820)
Tokyo Electron Ltd	1,400	124,242	(505)
Tokyo Gas Co Ltd	62,000	276,738	(898)
Toppan Printing Co Ltd	58,000	500,508	23,054
Tosoh Corp	40,000	158,659	87,885

Referenced Entity	Shares	Notional Amount (2)	Unrealized Appreciation (Depreciation)
Toyo Suisan Kaisha Ltd	8,800	$328,128	$45,196
Toyoda Gosei Co Ltd	9,000	177,176	32,074
Toyota Boshoku Corp	14,100	228,181	87,441
Toyota Tsusho Corp	10,700	239,451	9,214
Tsuruha Holdings Inc	300	36,189	(1,508)
West Japan Railway Co	3,500	221,778	(4,658)
Yamaguchi Financial Group Inc	4,000	49,855	(7,218)
Yamaha Corp	1,200	31,306	7,539
Yamazaki Baking Co Ltd	2,200	47,228	6,868

			2,242,790

Total Long Positions			2,242,790

Short Positions:

Japan

ABC-Mart Inc	200	12,961	(659)
Advantest Corp	7,600	78,874	(24,076)
Aeon Co Ltd	42,800	548,900	(84,346)
AEON Financial Service Co Ltd	5,500	120,878	24,605
Air Water Inc	2,000	35,908	(1,859)
Aisin Seiki Co Ltd	3,100	126,543	(15,479)
Alps Electric Co Ltd	9,800	210,804	(25,746)
ANA Holdings Inc	38,000	105,669	2,433
Asahi Glass Co Ltd	11,000	62,491	(8,634)
Asics Corp	19,500	392,422	(470)
Brother Industries Ltd	6,600	107,768	(8,270)
Calbee Inc	9,900	399,535	24,442
Canon Inc	7,100	201,355	(4,775)
Casio Computer Co Ltd	5,600	94,672	16,266
Chugai Pharmaceutical Co Ltd	8,700	295,105	(19,349)
Credit Saison Co Ltd	7,100	125,818	7,942
Daikin Industries Ltd	200	13,809	(4,854)
Daiwa Securities Group Inc	18,000	105,161	3,816
Denso Corp	8,000	317,015	(2,222)
Don Quijote Holdings Co Ltd	8,700	318,300	(862)
Eisai Co Ltd	3,000	196,605	8,975
Electric Power Development Co Ltd	7,000	212,369	44,129
FANUC Corp	1,600	240,926	(29,338)
Fast Retailing Co Ltd	1,100	296,874	(57,353)
Hamamatsu Photonics KK	14,604	384,956	(64,343)
Hitachi Ltd	9,000	50,656	8,477
Hokuriku Electric Power Co	3,900	46,570	(955)
IHI Corp	59,000	89,348	(82,118)
Isetan Mitsukoshi Holdings Ltd	34,500	426,174	86,475
Izumi Co Ltd	1,200	51,436	(275)
J Front Retailing Co Ltd	13,500	224,213	47,444
Japan Display Inc	56,300	225,669	137,475
Japan Post Bank Co Ltd	2,000	25,680	1,914
Japan Post Holdings Co Ltd	1,500	19,574	717
Japan Tobacco Inc	10,700	387,063	(50,944)
JFE Holdings Inc	8,500	118,006	(6,251)
JGC Corp	5,000	71,163	(15,879)
Kakaku.com Inc	4,900	91,316	2,587
Kansai Paint Co Ltd	7,300	106,344	(53,677)
Keihan Holdings Co Ltd	8,000	55,686	(267)
Keikyu Corp	28,000	242,864	(49,302)
Keio Corp	25,000	207,006	(11,613)
Keisei Electric Railway Co Ltd	1,000	26,208	1,206
Keyence Corp	200	116,167	(30,370)
Kikkoman Corp	5,000	147,577	(12,557)
Kintetsu Group Holdings Co Ltd	62,000	216,426	(43,786)
Kirin Holdings Co Ltd	14,400	211,828	(27,495)
Kobe Steel Ltd	30,800	279,021	(332)
Koito Manufacturing Co Ltd	1,400	63,510	(4,628)
Kubota Corp	5,800	92,868	5,082
Kyowa Hakko Kirin Co Ltd	4,400	75,370	5,871
Kyushu Electric Power Co Inc	7,400	73,264	3,806
M3 Inc	500	14,883	(2,232)

See Notes to Financial Statements	See explanation of symbols and terms, if any, on A-107 and A-108

PACIFIC FUNDS

PF EQUITY LONG/SHORT FUND

Schedule of Investments (Continued)

September 30, 2016 (Unaudited)

Referenced Entity	Shares	Notional Amount (2)	Unrealized Appreciation (Depreciation)
Mabuchi Motor Co Ltd	3,100	$147,571	($24,450)
Makita Corp	1,457	84,790	(19,021)
Marubeni Corp	35,400	159,376	(22,478)
Marui Group Co Ltd	33,753	448,501	2,631
Minebea Co Ltd	20,400	281,267	88,331
MISUMI Group Inc	13,000	216,602	(27,703)
Mitsubishi Heavy Industries Ltd	44,000	169,561	(14,496)
Mitsubishi Logistics Corp	28,000	375,923	(29,031)
Mitsubishi Materials Corp	1,700	49,752	3,253
Mitsui OSK Lines Ltd	49,000	104,321	(9,624)
Mizuho Financial Group Inc	19,200	29,625	(2,735)
Murata Manufacturing Co Ltd	1,100	126,900	(16,687)
Nagoya Railroad Co Ltd	36,000	176,024	(19,875)
Nankai Electric Railway Co Ltd	4,000	19,152	(68)
NGK Insulators Ltd	6,400	138,540	5,544
NGK Spark Plug Co Ltd	18,200	459,959	138,359
Nidec Corp	4,500	312,437	(103,512)
Nifco Inc	300	15,866	(72)
Nintendo Co Ltd	500	108,959	(24,917)
Nippon Paint Holdings Co Ltd	3,500	66,389	(50,730)
Nippon Steel & Sumitomo Metal Corp	1,100	20,242	(2,331)
Nippon Yusen KK	73,000	125,227	(11,454)
Nissin Foods Holdings Co Ltd	400	23,778	(534)
Nomura Holdings Inc	33,100	137,578	(10,761)
Odakyu Electric Railway Co Ltd	20,500	444,789	(11,687)
Omron Corp	3,600	109,724	(19,858)
Ono Pharmaceutical Co Ltd	4,500	153,085	27,443
Oriental Land Co Ltd	5,600	317,829	(23,198)
Park24 Co Ltd	6,600	185,541	(29,110)
Pigeon Corp	18,000	416,516	(128,688)
Rakuten Inc	38,200	389,680	(108,956)
Ricoh Co Ltd	35,700	351,206	28,142
Ryohin Keikaku Co Ltd	100	18,953	(1,243)
Sawai Pharmaceutical Co Ltd	800	54,438	(2,575)
Sega Sammy Holdings Inc	9,500	114,166	(21,351)
Seibu Holdings Inc	8,500	227,860	87,541
Sekisui House Ltd	8,800	156,104	6,181
Seven & i Holdings Co Ltd	2,000	84,804	(9,746)
Seven Bank Ltd	53,100	194,231	24,158
Shikoku Electric Power Co Inc	32,800	443,555	119,195
Shimano Inc	3,200	488,343	13,067
Shimizu Corp	29,000	269,627	10,439
Shinsei Bank Ltd	82,000	114,055	(10,292)
Shiseido Co Ltd	6,300	140,382	(26,478)
SoftBank Group Corp	3,200	153,156	(54,231)

Referenced Entity	Shares	Notional Amount (2)	Unrealized Appreciation (Depreciation)
Sohgo Security Services Co Ltd	3,500	$187,032	($1,068)
Sony Corp	3,300	94,718	(14,613)
Sony Financial Holdings Inc	21,600	301,898	4,429
Sosei Group Corp	100	16,571	(1,081)
Stanley Electric Co Ltd	500	13,020	(499)
Sumco Corp	25,900	155,420	(57,690)
Sumitomo Metal Mining Co Ltd	9,000	97,850	(26,455)
Sumitomo Mitsui Financial Group Inc	1,000	32,434	(1,346)
Suruga Bank Ltd	2,300	44,715	(10,416)
Sysmex Corp	500	26,655	(10,441)
Taiyo Nippon Sanso Corp	1,900	19,437	(388)
Takashimaya Co Ltd	3,000	24,694	61
Takeda Pharmaceutical Co Ltd	2,100	90,323	(10,329)
The Bank of Kyoto Ltd	28,000	187,379	(17,576)
The Chiba Bank Ltd	19,000	107,293	(611)
The Chugoku Electric Power Co Inc	34,500	460,696	26,882
The Kansai Electric Power Co Inc	12,900	112,180	(5,177)
The Shizuoka Bank Ltd	3,000	23,967	(69)
The Yokohama Rubber Co Ltd	9,700	129,017	(26,254)
THK Co Ltd	5,200	107,924	5,639
Tobu Railway Co Ltd	13,000	62,737	(3,486)
Toho Co Ltd	2,100	57,278	(12,478)
Tokio Marine Holdings Inc	400	15,113	(227)
Tokyu Corp	21,000	176,720	16,525
Toray Industries Inc	8,000	68,900	(9,016)
TOTO Ltd	900	35,358	1,332
Toyota Industries Corp	10,300	521,988	43,897
Toyota Motor Corp	2,300	121,666	(11,749)
Trend Micro Inc	600	21,695	764
Unicharm Corp	13,100	251,855	(88,058)
Welcia Holdings Co Ltd	300	19,604	(1,078)
Yahoo Japan Corp	18,600	75,734	1,542
Yakult Honsha Co Ltd	10,300	522,454	56,928
Yamaha Motor Co Ltd	16,500	271,403	(61,952)
Yamato Holdings Co Ltd	13,400	275,004	(37,345)
Yaskawa Electric Corp	17,100	189,072	(66,691)

			(913,356)

Total Short Positions			(913,356)

Total Long and Short Positions			1,329,434

Net Cash and Other Receivables (Payables) (3)			3,017

			$1,332,451

Description	Counter- party	Expiration Date (1)	Value
The Fund receives or pays the net total return on all positions within the basket and pays financing based upon the then-current 1-Week DKK-CIBOR, plus a specified spread as negotiated by the parties, which is denominated in DKK based on the local currencies of the positions within the swap.	MSC	05/02/17	$98,782

The following table represents the individual long and short positions and related values within the total return basket swap as of September 30, 2016:

Referenced Entity	Shares	Notional Amount (2)	Unrealized Appreciation (Depreciation)
Long Positions:

Denmark

Carlsberg AS ‘B’	905	$85,254	$1,240
Genmab AS	181	29,560	1,418
GN Store Nord AS	1,757	35,076	2,812
H Lundbeck AS	867	34,223	(5,748)
ISS AS	8,855	321,338	46,629
TDC AS	60,242	290,548	64,240
Vestas Wind Systems AS	2,880	225,484	12,414

			123,005

Total Long Positions			123,005

Referenced Entity	Shares	Notional Amount (2)	Unrealized Appreciation (Depreciation)
Short Positions:

Denmark

Chr Hansen Holding AS	228	$13,620	$39
Novozymes AS ‘B’	4,493	186,708	(11,460)
Tryg AS	10,309	194,239	(12,898)

			(24,319)

Total Short Positions			(24,319)

Total Long and Short Positions			98,686

Net Cash and Other Receivables (Payables) (3)			96

			$98,782

See Notes to Financial Statements	See explanation of symbols and terms, if any, on A-107 and A-108

PACIFIC FUNDS

PF EQUITY LONG/SHORT FUND

Schedule of Investments (Continued)

September 30, 2016 (Unaudited)

Description	Counter- party	Expiration Date (1)	Value
The Fund receives or pays the net total return on all positions within the basket and pays financing based upon the then-current 1-Week NOK-NIBOR, plus a specified spread as negotiated by the parties, which is denominated in NOK based on the local currencies of the positions within the swap.	MSC	05/03/17	($69,966)

The following table represents the individual long and short positions and related values within the total return basket swap as of September 30, 2016:

Referenced Entity	Shares	Notional Amount (2)	Unrealized Appreciation (Depreciation)
Long Positions:

Norway

Leroy Seafood Group ASA	470	$21,672	$2,120
Norsk Hydro ASA	23,586	118,166	(16,186)
Orkla ASA	5,852	54,431	6,167
Salmar ASA	650	18,475	1,397
Yara International ASA	6,068	295,779	(93,575)

			(100,077)

United Kingdom

Subsea 7 SA	3,048	19,285	13,606

Total Long Positions			(86,471)

Referenced Entity	Shares	Notional Amount (2)	Unrealized Appreciation (Depreciation)
Short Positions:

Norway

DNB ASA	2,144	$26,090	($2,096)
Schibsted ASA ‘A’	13,265	409,202	18,566

			16,470

Total Short Positions			16,470

Total Long and Short Positions			(70,001)

Net Cash and Other Receivables (Payables) (3)			35

			($69,966)

Description	Counter- party	Expiration Date (1)	Value
The Fund receives or pays the net total return on all positions within the basket and pays financing based upon the then-current 1-Week SEK-STIBOR, plus a specified spread as negotiated by the parties, which is denominated in SEK based on the local currencies of the positions within the swap.	MSC	05/03/17	($118,614)

The following table represents the individual long and short positions and related values within the total return basket swap as of September 30, 2016:

Referenced Entity	Shares	Notional Amount (2)	Unrealized Appreciation (Depreciation)
Long Positions:

Luxembourg

Millicom International Cellular SA	271	$15,461	($1,420)

Malta

Unibet Group PLC	2,777	24,358	1,451

Sweden

Axfood AB	2,116	38,901	(1,545)
BillerudKorsnas AB	3,357	55,945	3,458
Boliden AB	11,517	244,582	26,121
Electrolux AB ‘B’	9,574	255,517	(15,719)
Holmen AB ‘B’	433	15,085	339
Husqvarna AB ‘B’	19,024	140,248	25,785
NCC AB ‘B’	21,499	481,266	82,121
Saab AB ‘B’	5,315	176,704	12,528
Securitas AB ‘B’	1,029	17,356	(124)
Skanska AB ‘B’	5,022	108,352	8,975
SSAB AB ‘A’	25,302	80,405	(6,623)
Swedish Match AB	11,737	408,789	21,862
Telefonaktiebolaget LM Ericsson ‘B’	21,231	162,939	(9,645)

			147,533

Total Long Positions			147,564

Referenced Entity	Shares	Notional Amount (2)	Unrealized Appreciation (Depreciation)
Short Positions:

Sweden

Alfa Laval AB	3,182	$60,218	$10,331
Assa Abloy AB ‘B’	18,015	356,468	(9,374)
Atlas Copco AB ‘A’	1,013	24,931	(5,565)
Getinge AB ‘B’	6,229	153,647	32,891
Hennes & Mauritz AB ‘B’	12,573	427,314	72,433
Hexagon AB ‘B’	8,602	320,979	(54,684)
Hexpol AB	2,233	21,319	1,297
Modern Times Group MTG AB ‘B’	661	19,003	2,070
Nordea Bank AB	5,502	56,391	1,753
Sandvik AB	1,352	16,794	1,917
Skandinaviska Enskilda Banken AB ‘A’	10,043	97,565	(3,381)
Svenska Handelsbanken AB ‘A’	16,198	203,645	(19,013)
Swedbank AB ‘A’	6,204	123,061	(22,712)
Tele2 AB ‘B’	6,825	55,997	(2,917)
Volvo AB ‘B’	3,724	49,567	7,047

			12,093

Total Short Positions			12,093

Total Long and Short Positions			159,657

Net Cash and Other Receivables (Payables) (3)			(278,271)

			($118,614)

Total Basket Swaps			$5,714,882

(1)	The expiration date(s) of the underlying investments in each basket swap are equal to or fall within the range disclosed.
(2)	Notional amount represents the value (including any fees or commissions) of the long and short positions when they are established.
(3)	Cash and other receivables (payables) includes the gains (or losses) realized within the swap when the swap resets.

See Notes to Financial Statements	See explanation of symbols and terms, if any, on A-107 and A-108

PACIFIC FUNDS

PF EQUITY LONG/SHORT FUND

Schedule of Investments (Continued)

September 30, 2016 (Unaudited)

Total Return Swaps

Receive Total Return	Pay Total Return	Counter- Party	Expiration Date	Number of Contracts	Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)
Positive return on MSCI Singapore Index	Negative return on MSCI Singapore Index	GSC	10/31/16	2	$548	$—	$548
Positive return on Swiss Market Index	Negative return on Swiss Market Index	GSC	12/16/16	19	(15,325)	—	(15,325)

					($14,777)	$—	($14,777)

Total Swap Agreements					$5,700,105	$—	$5,700,105

(f)	Fair Value Measurements

The following is a summary of the Fund’s investments as categorized under the three-tier hierarchy of inputs used in valuing the Fund’s assets and liabilities (See Note 3D in Notes to Financial Statements) as of September 30, 2016:

		Total Value at September 30, 2016	Level 1 Quoted Price	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Assets	Short-Term Investments	$61,117,930	$13,205,243	$47,912,687	$—
	Derivatives:
	Equity Contracts
	Futures	337,025	337,025	—	—
	Swaps	5,969,949	—	5,969,949	—

	Total Equity Contracts	6,306,974	337,025	5,969,949	—

	Foreign Currency Contracts
	Forward Foreign Currency Contracts	52,655	—	52,655	—

	Total Assets - Derivatives	6,359,629	337,025	6,022,604	—

	Total Assets	67,477,559	13,542,268	53,935,291	—

Liabilities	Derivatives:
	Equity Contracts
	Futures	(54,813)	(54,813)	—	—
	Swaps	(269,844)	—	(269,844)	—

	Total Equity Contracts	(324,657)	(54,813)	(269,844)	—

	Foreign Currency Contracts
	Forward Foreign Currency Contracts	(53,859)	—	(53,859)	—

	Total Liabilities - Derivatives	(378,516)	(54,813)	(323,703)	—

	Total Liabilities	(378,516)	(54,813)	(323,703)	—

	Total	$67,099,043	$13,487,455	$53,611,588	$—

See Notes to Financial Statements	See explanation of symbols and terms, if any, on A-107 and A-108

PACIFIC FUNDS

PF GLOBAL ABSOLUTE RETURN FUND

Schedule of Investments

September 30, 2016 (Unaudited)

	Shares	Value
COMMON STOCKS - 1.0%

Canada - 0.3%

Turquoise Hill Resources Ltd *	87,000	$258,390

Singapore - 0.7%

Yoma Strategic Holdings Ltd	1,447,467	628,581

Total Common Stocks (Cost $792,261)		886,971

	Principal Amount
CORPORATE BONDS & NOTES - 1.0%

Azerbaijan - 0.4%

International Bank of Azerbaijan OJSC 6.170% due 05/10/17 § ~	$400,000	401,600

Croatia - 0.2%

Agrokor dd 9.125% due 02/01/20 ~	EUR 140,000	164,878

Georgia - 0.4%

Georgian Oil & Gas Corp JSC 6.750% due 04/26/21 ~	$300,000	316,500

Total Corporate Bonds & Notes (Cost $857,645)		882,978

SENIOR LOAN NOTES - 1.4%

Ethiopia - 0.8%

Ethiopian Railways Corp 4.726% due 08/01/21 § +	700,000	680,239

Suriname - 0.6%

The Republic of Suriname 8.570% due 09/30/17 § +	560,000	567,757

Total Senior Loan Notes (Cost $1,215,063)		1,247,996

MORTGAGE-BACKED SECURITIES - 0.4%

United States - 0.4%

Fannie Mae (IO)
5.625% due 01/25/43 ‘’ §	1,983,803	389,562

Total Mortgage-Backed Securities (Cost $414,321)		389,562

FOREIGN GOVERNMENT BONDS & NOTES - 63.9%

Albania - 1.9%

Albania Government 5.750% due 11/12/20 ~	EUR 1,334,000	1,663,248

	Principal Amount	Value
Argentina - 1.5%

City of Buenos Aires Argentina 7.500% due 06/01/27 ~	$1,211,000	$1,321,807

Armenia - 1.1%

Republic of Armenia 7.150% due 03/26/25 ~	907,000	968,404

Barbados - 1.1%

Barbados Government
6.625% due 12/05/35 ~	1,021,000	865,298
7.000% due 08/04/22 ~	145,000	145,000

		1,010,298

Belarus - 2.1%

Republic of Belarus International 8.950% due 01/26/18 ~	1,756,000	1,851,702

Croatia - 1.0%

Croatia Government 3.000% due 03/11/25 ~	EUR 776,000	892,057

Cyprus - 6.2%

Cyprus Government
3.750% due 07/26/23 ~	1,686,000	1,953,164
3.875% due 05/06/22 ~	1,223,000	1,434,726
4.250% due 11/04/25 ~	1,793,000	2,153,658

		5,541,548

Dominican Republic - 3.8%

Dominican Republic
10.375% due 03/04/22 ~	DOP 37,700,000	820,642
10.400% due 05/10/19 ~	28,500,000	630,332
13.500% due 08/04/17 ~	3,000,000	67,025
14.000% due 06/08/18 ~	19,100,000	441,970
15.000% due 04/05/19 ~	18,200,000	444,056
15.950% due 06/04/21 ~	5,800,000	152,432
16.000% due 02/10/17 ~	16,400,000	363,365
16.000% due 07/10/20 ~	17,300,000	444,160
16.950% due 02/04/22 ~	2,900,000	80,067

		3,444,049

Ecuador - 2.8%

Ecuador Government
7.950% due 06/20/24 ~	$2,581,000	2,322,900
10.500% due 03/24/20 ~	200,000	204,500

		2,527,400

El Salvador - 1.2%

El Salvador Government
5.875% due 01/30/25 ~	90,000	90,113
6.375% due 01/18/27 ~	571,000	576,710
7.650% due 06/15/35 ~	208,000	218,660
7.750% due 01/24/23 ~	74,000	82,695
8.250% due 04/10/32 ~	127,000	142,081

		1,110,259

Honduras - 0.8%

Honduras Government 8.750% due 12/16/20 ~	644,000	742,210

See Notes to Financial Statements	See explanation of symbols and terms, if any, on A-107 and A-108

PACIFIC FUNDS

PF GLOBAL ABSOLUTE RETURN FUND

Schedule of Investments (Continued)

September 30, 2016 (Unaudited)

	Principal Amount	Value
Indonesia - 1.6%

Indonesia Treasury
8.250% due 05/15/36	IDR 13,963,000,000	$1,158,902
8.750% due 05/15/31	3,506,000,000	303,009

		1,461,911

Iraq - 2.2%

Iraq International 5.800% due 01/15/28 ~	$2,409,000	1,968,442

Kenya - 0.7%

Kenya Government 5.875% due 06/24/19 ~	600,000	621,000

Lebanon - 0.1%

Lebanon Treasury 6.180% due 10/06/16	LBP 193,550,000	128,636

Macedonia - 4.5%

Macedonia Government
3.975% due 07/24/21 ~	EUR 1,765,000	2,036,762
4.875% due 12/01/20 ~	1,669,000	1,991,077

		4,027,839

Mongolia - 1.7%

Development Bank of Mongolia LLC 5.750% due 03/21/17 ~	$680,000	671,493
Mongolia Government 4.125% due 01/05/18 ~	911,000	876,837

		1,548,330

New Zealand - 1.9%

New Zealand Government
2.500% due 09/20/35 ^ ~	NZD 891,165	733,682
3.000% due 09/20/30 ^ ~	1,137,251	972,890

		1,706,572

Nigeria - 1.0%

Nigeria Government
5.125% due 07/12/18 ~	$884,000	892,884

Russia - 4.1%

Russia Federal 8.500% due 09/17/31	RUB 227,438,000	3,730,581

Rwanda - 0.8%

Rwanda Government 6.625% due 05/02/23 ~	$669,000	678,366

Serbia - 7.0%

Serbia Treasury
5.750% due 07/21/23	RSD 312,210,000	2,880,615
10.000% due 03/02/18	138,200,000	1,362,331
10.000% due 02/05/22	186,800,000	2,051,550

		6,294,496

South Africa - 0.3%

Republic of South Africa 5.000% due 10/12/46 #	$264,000	265,558

	Principal Amount	Value
Sri Lanka - 8.9%

Sri Lanka Government
5.875% due 07/25/22 ~	$ 406,000	$ 418,790
6.850% due 11/03/25 ~	438,000	471,622
8.000% due 11/15/18	LKR 8,220,000	53,310
8.750% due 10/15/18	53,000,000	349,873
9.250% due 05/01/20	66,020,000	428,187
9.450% due 10/15/21	47,000,000	298,992
10.000% due 10/01/22	197,100,000	1,271,966
10.250% due 03/15/25	190,360,000	1,217,762
10.600% due 07/01/19	2,630,000	17,869
10.600% due 09/15/19	122,000,000	827,113
10.750% due 03/01/21	66,000,000	447,466
11.000% due 08/01/21	50,270,000	340,515
11.000% due 08/01/24	10,000,000	66,952
11.000% due 08/01/25	5,000,000	33,412
11.000% due 06/01/26	180,300,000	1,199,884
11.000% due 05/15/30	32,000,000	207,412
11.200% due 07/01/22	15,380,000	104,600
11.500% due 08/01/26	35,000,000	241,257
11.500% due 09/01/28	7,060,000	47,901

		8,044,883

Tanzania - 2.9%

Tanzania Government 7.250% due 03/09/20 § ~	$2,529,341	2,649,485

Thailand - 1.2%

Thailand Government 1.250% due 03/12/28 ^ ~	THB 39,264,768	1,061,680

Zambia - 1.5%

Zambia Government
5.375% due 09/20/22 ~	$1,003,000	886,612
8.500% due 04/14/24 ~	451,000	444,235

		1,330,847

Total Foreign Government Bonds & Notes (Cost $55,417,345)		57,484,492

PURCHASED OPTIONS - 1.5%
(See Note (h) in Notes to Schedule of Investments) (Cost $1,298,673)		1,384,742

	Shares
SHORT-TERM INVESTMENTS - 28.8%

Money Market Fund - 19.7%

BlackRock Liquidity Funds T-Fund Portfolio	17,723,463	17,723,463

	Principal Amount
Repurchase Agreement - 1.3%

JPMorgan Chase & Co (0.510%) due 10/26/16 (Dated 09/26/16, repurchase price of $1,142,944; collateralized by Spain Government: 5.400% due 01/31/23 and value $1,113,501)	EUR 1,017,870	1,143,430

See Notes to Financial Statements	See explanation of symbols and terms, if any, on A-107 and A-108

PACIFIC FUNDS

PF GLOBAL ABSOLUTE RETURN FUND

Schedule of Investments (Continued)

September 30, 2016 (Unaudited)

	Principal Amount	Value
U.S. Treasury Bills - 7.8%

0.160% due 10/27/16 ‡	$2,500,000	$2,499,422
0.310% due 11/25/16 ‡	1,750,000	1,749,554
0.300% due 11/17/16	2,750,000	2,748,941

		6,997,917

Total Short-Term Investments (Cost $25,866,946)		25,864,810

TOTAL INVESTMENTS - 98.0% (Cost $85,862,254)		88,141,551

SECURITIES SOLD SHORT - (1.2%)
(See Note (e) in Notes to Schedule of Investments) (Proceeds $988,401)		(1,084,101)

OTHER ASSETS & LIABILITIES, NET - 3.2%		2,895,831

NET ASSETS - 100.0%		$89,953,281

Notes to Schedule of Investments

(a)	As of September 30, 2016, the Fund’s composition as a percentage of net assets was as follows:

Foreign Government Bonds & Notes	63.9%
Short-Term Investments	28.8%
Others (each less than 3.0%)	5.3%

	98.0%
Securities Sold Short	(1.2%	)
Other Assets & Liabilities, Net	3.2%

	100.0%

(b)	As of September 30, 2016, the Fund’s composition by country of risk as a percentage of net assets was as follows:

United States (Includes Short-Term Investments)	27.9%
Sri Lanka	8.9%
Serbia	7.0%
Cyprus	6.2%
Macedonia	4.5%
Russia	4.1%
Dominican Republic	3.8%
Others (each less than 3.0%)	34.1%

	96.5%
Purchased Options	1.5%
Securities Sold Short	(1.2%	)
Other Assets & Liabilities, Net	3.2%

	100.0%

(c)	Investments with a total aggregate value of $1,247,996 or 1.4% of the Fund’s net assets were valued by the Trustee Valuation Committee or determined by a valuation committee established under the Valuation Policy and then subsequently submitted for approval or ratification to either the Trustee Valuation Committee or to the Board of Trustees.

(d)	As of September 30, 2016, investments with a total aggregate value of $450,921 were fully or partially segregated with the broker(s)/custodian as collateral for open futures contracts, forward foreign currency contracts, options contracts, and swap agreements.

(e)	Securities sold short outstanding as of September 30, 2016 were as follows:

Description	Principal Amount	Value
Foreign Government Bonds & Notes - (1.2%)

Spain Government
5.400% due 01/31/23	EUR 730,000	($1,084,101)

Total Securities Sold Short (Proceeds $988,401)		($1,084,101)

(f)	Open futures contracts outstanding as of September 30, 2016 were as follows:

Short Futures Outstanding	Number of Contracts	Unrealized Appreciation (Depreciation)
U.S. 5-Year Interest Rate Swap (12/16)	42	($7,536)
U.S. 10-Year Interest Rate Swap (12/16)	47	(29,512)
U.S. 30-Year Interest Rate Swap (12/16)	1	(2,437)

Total Futures Contracts		($39,485)

(g)	Forward foreign currency contracts outstanding as of September 30, 2016 were as follows:

Currency Purchased		Currency Sold		Expiration	Counterparty	Unrealized Appreciation (Depreciation)
AED	16,217,000	USD	4,384,964	02/18	BNP	$10,588
AUD	1,942,000	USD	1,475,699	12/16	SCB	8,290
BRL	3,032,000	USD	907,268	10/16	BNP	23,974
CNH	16,508,000	USD	2,487,268	11/16	CIT	(21,621)
CNH	5,445,000	USD	819,968	11/16	DUB	(7,258)
CNH	20,105,000	USD	3,032,880	11/16	GSC	(29,485)
CNH	13,088,000	USD	1,970,788	11/16	SCB	(17,296)
CNH	3,328,000	USD	500,632	12/16	BNP	(4,377)
CNH	8,507,000	USD	1,277,753	12/16	SCB	(9,360)
CNH	5,157,000	USD	776,973	01/17	SCB	(8,903)
CNH	14,675,000	USD	2,206,004	02/17	SCB	(24,077)
CNH	6,783,000	USD	1,012,282	03/17	CIT	(5,432)
CNH	11,558,000	USD	1,705,835	03/17	GSC	10,115
CNH	8,893,000	USD	1,329,167	03/17	SCB	(8,665)
CNH	8,115,000	USD	1,195,250	03/17	SCB	9,319
CNH	34,699,465	USD	5,143,979	06/17	BNP	(17,376)
CNH	5,312,600	USD	783,801	06/17	CIT	1,099
CNH	5,155,000	USD	764,181	06/17	GSC	(2,566)
COP	1,169,100,000	USD	394,892	11/16	JPM	8,062
COP	1,488,550,000	USD	500,185	12/16	BNP	10,398

See Notes to Financial Statements	See explanation of symbols and terms, if any, on A-107 and A-108

PACIFIC FUNDS

PF GLOBAL ABSOLUTE RETURN FUND

Schedule of Investments (Continued)

September 30, 2016 (Unaudited)

Currency Purchased		Currency Sold		Expiration	Counterparty	Unrealized Appreciation (Depreciation)
EUR	2,622,974	RON	11,935,247	02/17	BNP	($60,430)
EUR	991,989	RON	4,520,000	03/17	BNP	(24,122)
EUR	304,473	SEK	2,910,184	10/16	GSC	2,784
EUR	1,316,550	SEK	12,606,583	11/16	GSC	9,276
EUR	1,637,000	USD	1,817,615	10/16	DUB	23,539
EUR	5,018,968	USD	5,640,067	10/16	JPM	(672)
EUR	498,271	USD	561,913	12/16	SCB	(229)
GBP	166,000	USD	219,995	10/16	GSC	(4,778)
GBP	397,000	USD	519,087	10/16	JPM	(4,382)
IDR	4,378,970,000	USD	331,088	11/16	JPM	2,140
IDR	11,328,586,000	USD	842,587	12/16	DUB	16,161
IDR	22,962,029,000	USD	1,707,849	12/16	JPM	33,460
INR	176,770,000	USD	2,619,141	10/16	BNP	26,567
INR	176,780,000	USD	2,619,774	10/16	GSC	26,084
JPY	171,563,000	USD	1,681,726	12/16	SCB	15,940
KES	12,868,000	USD	124,089	11/16	CIT	2,395
KES	3,782,000	USD	36,488	11/16	SCB	680
KES	3,878,000	USD	37,089	12/16	JPM	816
KES	65,641,000	USD	620,425	02/17	CIT	14,841
KES	11,108,000	USD	105,289	03/17	CIT	1,549
KES	6,811,000	USD	64,621	03/17	SCB	935
MXN	33,916,000	USD	1,840,161	11/16	BNP	(101,747)
MYR	3,497,161	USD	874,228	10/16	BNP	(29,205)
MYR	300,726	USD	75,257	10/16	DUB	(2,592)
MYR	90,300	USD	22,609	10/16	GSC	(790)
MYR	2,687,814	USD	665,013	10/16	SCB	(15,553)
NZD	2,165,693	USD	1,575,684	11/16	DUB	(1,702)
OMR	858,000	USD	2,189,055	06/17	BNP	11,454
PEN	2,296,654	USD	686,019	11/16	BNP	(11,230)
PEN	6,485,654	USD	1,904,174	11/16	BNP	6,717
PEN	14,346	USD	4,245	11/16	CIT	(34)
PEN	32,000	USD	9,412	11/16	SCB	(19)
PEN	3,005,160	USD	877,147	11/16	SCB	8,014
PEN	5,684,000	USD	1,663,127	12/16	SCB	3,007
PHP	21,140,000	USD	453,016	11/16	SCB	(17,701)
RON	19,455,247	EUR	4,325,209	02/17	BNP	43,473
RON	6,693,000	EUR	1,484,079	03/17	BNP	18,530
RON	11,436,000	EUR	2,534,831	03/17	DUB	32,928
RON	790,000	EUR	173,550	05/17	BNP	3,620
RSD	61,436,840	EUR	496,861	10/16	DUB	1,501
RUB	33,143,284	USD	517,500	10/16	CIT	7,044
RUB	95,309,586	USD	1,472,254	10/16	DUB	36,885
RUB	218,726,025	USD	3,337,647	11/16	DUB	99,375
RUB	39,177,000	USD	591,165	12/16	BNP	20,271
RUB	36,823,000	USD	555,316	12/16	DUB	19,381
SEK	20,052,000	EUR	2,120,162	10/16	GSC	(44,163)
SEK	31,906,583	EUR	3,355,349	11/16	GSC	(49,575)
SEK	5,912,573	EUR	615,542	11/16	SCB	(2,097)
SGD	2,680,007	USD	1,966,689	10/16	DUB	(1,149)
SGD	4,704,100	USD	3,447,960	10/16	SCB	1,895
THB	15,652,000	USD	451,991	11/16	DUB	(577)
THB	7,500,000	USD	209,996	11/16	SCB	6,325
TRY	3,213,802	USD	1,078,242	10/16	SCB	(12,923)
TRY	3,214,000	USD	1,064,344	11/16	BNP	(6,265)
TRY	2,340,000	USD	785,947	11/16	CIT	(13,495)
TRY	2,126,234	USD	708,178	12/16	BNP	(10,885)
TRY	8,341,649	USD	2,777,900	12/16	DUB	(33,394)
TWD	7,250,000	USD	225,577	10/16	BNP	5,797
TWD	3,200,000	USD	99,564	10/16	DUB	2,559
TWD	6,550,000	USD	203,762	10/16	GSC	5,272
TWD	12,000,000	USD	373,329	10/16	JPM	9,634
TWD	12,095,000	USD	378,797	10/16	SCB	7,198
TWD	111,683,000	USD	3,458,700	01/17	BNP	115,634
TWD	23,343,000	USD	724,488	01/17	CIT	22,507
TWD	40,000,000	USD	1,238,568	01/17	DUB	41,376
TWD	23,038,000	USD	714,689	01/17	GSC	22,589
TWD	13,734,000	USD	425,531	01/17	JPM	13,903
TWD	50,462,000	USD	1,557,120	02/17	BNP	59,173
TWD	23,109,000	USD	719,234	02/17	CIT	21,107
TWD	76,381,000	USD	2,361,269	02/17	GSC	84,371
TWD	41,580,000	USD	1,288,903	02/17	SCB	42,323
USD	9,665,939	AED	36,312,000	02/18	BNP	(176,339)
USD	2,830,641	AUD	3,773,584	12/16	GSC	(53,092)
USD	838,154	AUD	1,103,000	12/16	SCB	(4,709)
USD	920,749	BRL	3,032,000	10/16	BNP	(10,493)
USD	636,356	CAD	827,000	12/16	JPM	5,662

See Notes to Financial Statements	See explanation of symbols and terms, if any, on A-107 and A-108

PACIFIC FUNDS

PF GLOBAL ABSOLUTE RETURN FUND

Schedule of Investments (Continued)

September 30, 2016 (Unaudited)

Currency Purchased		Currency Sold		Expiration	Counterparty	Unrealized Appreciation (Depreciation)
USD	272,744	CLP	178,593,000	11/16	SCB	$2,196
USD	2,497,168	CNH	16,508,000	11/16	CIT	31,520
USD	823,503	CNH	5,445,000	11/16	DUB	10,792
USD	3,033,842	CNH	20,105,000	11/16	GSC	30,447
USD	1,979,357	CNH	13,088,000	11/16	SCB	25,865
USD	493,915	CNH	3,328,000	12/16	BNP	(2,339)
USD	1,259,736	CNH	8,507,000	12/16	SCB	(8,656)
USD	744,860	CNH	5,157,000	01/17	SCB	(23,210)
USD	2,170,537	CNH	14,675,000	02/17	SCB	(11,390)
USD	1,027,494	CNH	6,783,000	03/17	CIT	20,643
USD	1,752,456	CNH	11,558,000	03/17	GSC	36,507
USD	2,579,064	CNH	17,008,000	03/17	SCB	53,992
USD	5,757,045	CNH	39,126,029	06/17	BNP	(23,552)
USD	791,483	CNH	5,312,600	06/17	CIT	6,584
USD	768,062	CNH	5,155,000	06/17	GSC	6,447
USD	569,902	CNH	3,840,000	08/17	BNP	4,836
USD	544,664	CNH	3,670,216	08/17	JPM	4,582
USD	1,988,407	CNH	13,614,227	09/17	DUB	(11,422)
USD	927,346	CNH	6,350,000	09/17	SCB	(5,422)
USD	5,579,970	EUR	5,018,968	10/16	JPM	(59,424)
USD	2,780,219	EUR	2,506,641	10/16	SCB	(39,161)
USD	1,666,456	EUR	1,485,726	11/16	DUB	(7,149)
USD	1,007,346	EUR	893,764	12/16	GSC	(576)
USD	6,782,178	EUR	5,981,728	12/16	GSC	39,459
USD	3,000,806	EUR	2,662,000	12/16	SCB	(280)
USD	3,667,794	EUR	3,238,484	12/16	SCB	17,166
USD	5,436,766	EUR	4,813,981	01/17	JPM	2,195
USD	965,391	INR	65,155,785	10/16	BNP	(9,793)
USD	965,591	INR	65,157,215	10/16	GSC	(9,614)
USD	656,054	NOK	5,404,000	12/16	JPM	(20,038)
USD	3,596,178	NZD	5,049,741	10/16	JPM	(78,825)
USD	1,557,364	NZD	2,165,693	11/16	DUB	(16,619)
USD	859,443	NZD	1,194,069	11/16	MSC	(8,197)
USD	1,576,040	NZD	2,165,693	12/16	JPM	3,212
USD	2,296,392	OMR	891,000	03/17	BNP	(1,876)
USD	1,459,873	OMR	573,000	05/17	BNP	(11,024)
USD	2,188,608	OMR	858,000	06/17	BNP	(11,901)
USD	2,263,516	OMR	888,000	08/17	BNP	(938)
USD	3,988,074	OMR	1,565,000	08/17	BNP	1,779
USD	1,317,362	PEN	4,528,654	11/16	BNP	(16,932)
USD	1,382,148	PEN	4,962,160	11/16	SCB	(79,611)
USD	692,478	PEN	2,343,000	11/16	SCB	4,777
USD	1,139,510	PEN	4,133,000	12/16	BNP	(72,422)
USD	459,419	PEN	1,551,000	12/16	BNP	5,217
USD	1,204,589	RUB	80,026,894	10/16	BNP	(61,960)
USD	815,360	RUB	53,000,000	10/16	CIT	(24,843)
USD	4,052,495	RUB	265,572,152	11/16	DUB	(120,659)
USD	1,977,063	SGD	2,680,007	10/16	DUB	11,523
USD	2,371,556	SGD	3,215,000	10/16	GSC	13,648
USD	4,238,413	SGD	5,748,000	10/16	JPM	22,781
USD	3,610,136	SGD	4,864,790	10/16	SCB	42,435
USD	1,966,761	SGD	2,680,007	12/16	SCB	909
USD	2,487,316	SGD	3,352,000	03/17	GSC	28,496
USD	393,296	SGD	535,000	03/17	SCB	851
USD	729,682	THB	25,744,917	11/16	DUB	(12,819)
USD	122,721	THB	4,348,000	11/16	JPM	(2,678)
USD	466,222	THB	16,439,000	11/16	SCB	(7,925)
USD	1,078,385	TRY	3,213,802	10/16	SCB	13,066
USD	1,071,905	TRY	3,214,000	11/16	BNP	13,825
USD	784,958	TRY	2,340,000	11/16	CIT	12,506
USD	701,403	TRY	2,126,234	12/16	BNP	4,110
USD	2,764,607	TRY	8,341,649	12/16	DUB	20,100
USD	704,139	TWD	22,267,000	10/16	BNP	(6,481)
USD	1,434,004	TWD	48,352,000	01/17	BNP	(113,346)
USD	692,260	TWD	23,343,000	01/17	CIT	(54,735)
USD	1,188,498	TWD	40,000,000	01/17	DUB	(91,446)
USD	678,906	TWD	23,038,000	01/17	GSC	(58,372)
USD	2,296,143	TWD	77,065,000	01/17	JPM	(170,274)
USD	1,508,319	TWD	50,462,000	02/17	BNP	(107,973)
USD	688,793	TWD	23,109,000	02/17	CIT	(51,549)
USD	2,277,988	TWD	76,381,000	02/17	GSC	(167,652)
USD	1,237,095	TWD	41,580,000	02/17	SCB	(94,130)
USD	1,977,281	ZAR	27,937,000	11/16	SCB	(44,981)
USD	2,621,034	ZAR	35,477,000	11/16	SCB	62,168
ZAR	21,807,000	USD	1,534,645	11/16	SCB	43,888

Total Forward Foreign Currency Contracts						($935,893)

See Notes to Financial Statements	See explanation of symbols and terms, if any, on A-107 and A-108

PACIFIC FUNDS

PF GLOBAL ABSOLUTE RETURN FUND

Schedule of Investments (Continued)

September 30, 2016 (Unaudited)

(h)	Purchased options outstanding as of September 30, 2016 were as follows:

Foreign Currency Options
Description	Exercise Price	Expiration Date	Counter- party	Notional Amount	Cost	Value
Call - CNH versus USD	CNH 6.63	10/18/16	BNP	$1,885,000	$29,048	$15,958
Call - CNH versus USD	6.63	10/18/16	JPM	1,825,000	28,219	15,450
Call - EUR versus USD	$1.10	11/01/16	DUB	5,440,000	268,138	12,131
Call - EUR versus USD	1.18	11/01/16	DUB	5,337,000	288,831	249,019
Call - EUR versus USD	1.28	11/01/16	DUB	5,446,000	228,623	639,851
Call - CNH versus USD	CNH 6.68	11/02/16	SCB	276,000	3,062	1,618
Call - CNH versus USD	6.66	11/03/16	BNP	5,380,000	58,642	41,647
Call - CNH versus USD	6.66	11/03/16	JPM	4,451,000	49,183	35,439
Call - CNH versus USD	6.74	03/07/17	JPM	2,550,000	41,437	36,613
Call - CNH versus USD	6.47	06/15/17	SCB	3,668,000	82,232	176,097

					1,077,415	1,223,823

Put - SEK versus EUR	SEK 9.57	11/02/16	GSC	EUR 2,472,000	35,929	10,955
Put - SEK versus EUR	9.52	11/30/16	GSC	816,000	12,179	4,042

					48,108	14,997

					$1,125,523	$1,238,820

Options on Indices
Description	Exercise Price	Expiration Date	Counter- party	Number of Contracts	Cost	Value
Call - Nikkei 225 (03/21)	21,000.00	03/12/21	GSC	16	$173,150	$145,922

Total Purchased Options					$1,298,673	$1,384,742

(i)	Transactions in written options for the six-month period ended September 30, 2016 were as follows:

	Notional Amount in $	Premium
Outstanding, March 31, 2016	21,578,000	$1,421,192
Call Options Expired	(5,355,000)	(275,683)

Outstanding, September 30, 2016	16,223,000	$1,145,509

(j)	Premiums received and value of written options outstanding as of September 30, 2016 were as follows:

Foreign Currency Options
Description	Exercise Price	Expiration Date	Counter- party	Notional Amount	Premium	Value
Call - EUR versus USD	$1.10	11/01/16	CIT	$5,440,000	$187,997	($10,537)
Call - EUR versus USD	1.18	11/01/16	DUB	5,337,000	443,665	(249,019)
Call - EUR versus USD	1.28	11/01/16	DUB	5,446,000	513,847	(639,851)

Total Written Options					$1,145,509	($899,407)

(k)	Swap agreements outstanding as of September 30, 2016 were as follows:

Credit Default Swaps on Sovereign Issues – Buy Protection (1)

Referenced Obligation	Fixed Deal Pay Rate	Expiration Date	Counter- party	Implied Credit Spread at 09/30/16 (3)	Notional Amount (4)	Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)
Croatia Government	1.000%	12/20/16	MSC	0.279%	$198,000	($377)	$10,567	($10,944)
Croatia Government	1.000%	03/20/18	CIT	0.493%	1,200,000	(9,297)	83,000	(92,297)
Thailand Government	1.000%	03/20/18	CIT	0.243%	475,000	(5,436)	(2,363)	(3,073)
Croatia Government	1.000%	03/20/18	HSB	0.493%	313,000	(2,424)	29,014	(31,438)
China Government	1.000%	03/20/18	JPM	0.324%	1,100,000	(11,263)	(17,333)	6,070
Croatia Government	1.000%	03/20/18	MSC	0.493%	2,262,000	(17,524)	194,313	(211,837)
Lebanon Government	5.000%	03/20/18	JPM	3.102%	689,000	(19,850)	(29,026)	9,176
Croatia Government	1.000%	06/20/18	CIT	0.582%	800,000	(5,991)	76,719	(82,710)
Croatia Government	1.000%	06/20/18	MSC	0.582%	921,000	(6,897)	92,071	(98,968)
Lebanon Government	5.000%	12/20/18	GSC	3.659%	663,000	(19,902)	(39,103)	19,201
Qatar Government	1.000%	03/20/19	GSC	0.511%	490,000	(6,024)	(8,606)	2,582
Croatia Government	1.000%	03/20/20	BNP	1.336%	330,000	3,651	23,005	(19,354)
Croatia Government	1.000%	06/20/20	CIT	1.460%	443,000	7,226	34,132	(26,906)

See Notes to Financial Statements	See explanation of symbols and terms, if any, on A-107 and A-108

PACIFIC FUNDS

PF GLOBAL ABSOLUTE RETURN FUND

Schedule of Investments (Continued)

September 30, 2016 (Unaudited)

Referenced Obligation	Fixed Deal Pay Rate	Expiration Date	Counter- party	Implied Credit Spread at 09/30/16 (3)	Notional Amount (4)	Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)
Croatia Government	1.000%	06/20/20	GSC	1.460%	$700,000	$11,418	$54,113	($42,695)
Qatar Government	1.000%	12/20/20	GSC	0.778%	1,120,000	(10,523)	21,582	(32,105)
Qatar Government	1.000%	06/20/21	BNP	0.868%	710,000	(4,499)	3,456	(7,955)
Qatar Government	1.000%	06/20/21	CIT	0.868%	937,457	(5,940)	5,720	(11,660)
Qatar Government	1.000%	06/20/21	DUB	0.868%	2,040,000	(12,926)	11,255	(24,181)
Qatar Government	1.000%	06/20/21	GSC	0.868%	1,241,000	(7,864)	5,274	(13,138)
Lebanon Government	5.000%	06/20/21	GSC	4.654%	500,000	(7,897)	(3,949)	(3,948)
Qatar Government	1.000%	12/20/22	GSC	1.071%	350,000	1,357	(3,911)	5,268
Mexico Government	1.000%	12/20/22	HSB	1.862%	146,000	7,087	4,881	2,206
Qatar Government	1.000%	12/20/23	GSC	1.164%	300,000	3,225	284	2,941
Qatar Government	1.000%	09/20/24	GSC	1.230%	290,000	4,802	(622)	5,424
South Africa Government	1.000%	12/20/25	BNP	3.048%	4,107,000	636,726	748,574	(111,848)

						520,858	1,293,047	(772,189)

			Exchange
Colombia Government	1.000%	06/20/21	ICE	1.503%	1,849,063	41,330	105,241	(63,911)
Mexico Government	1.000%	06/20/21	ICE	1.501%	1,530,000	34,038	49,401	(15,363)
South Africa Government	1.000%	06/20/21	ICE	2.348%	6,450,000	376,706	543,308	(166,602)
Spain Government	1.000%	06/20/21	ICE	0.781%	1,000,000	(9,923)	(3,275)	(6,648)
Italy Government	1.000%	12/20/21	ICE	1.523%	5,535,000	139,327	110,185	29,142

						581,478	804,860	(223,382)

						$1,102,336	$2,097,907	($995,571)

Credit Default Swaps on Sovereign Issues – Sell Protection (2)

Referenced Obligation	Fixed Deal Receive Rate	Expiration Date	Counter– party	Implied Credit Spread at 09/30/16 (3)	Notional Amount (4)	Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)
Belarus Government	5.000%	12/20/16	DUB	6.352%	$300,000	($430)	($3,253)	$2,823
Croatia Government	1.000%	03/20/17	CIT	0.279%	290,000	1,072	(4,056)	5,128
Turkey Government	1.000%	12/20/17	GSC	0.683%	360,000	1,495	(6,409)	7,904
Turkey Government	1.000%	09/20/18	GSC	1.134%	2,615,000	(6,032)	(48,135)	42,103
Turkey Government	1.000%	09/20/18	MSC	1.134%	2,940,000	(6,781)	(54,511)	47,730
Slovenia Government	1.000%	03/20/20	GSC	0.675%	955,000	10,903	(11,642)	22,545
Turkey Government	1.000%	06/20/20	BNP	2.000%	2,488,000	(88,035)	(125,661)	37,626
Kazakhstan Government	1.000%	06/20/20	GSC	1.469%	710,000	(11,801)	(36,149)	24,348
Turkey Government	1.000%	09/20/20	BNP	2.095%	900,000	(37,055)	(68,295)	31,240
Saudi Arabia Government	1.000%	12/20/20	CIT	1.485%	461,352	(8,937)	(11,132)	2,195
Saudi Arabia Government	1.000%	12/20/20	DUB	1.485%	230,000	(4,455)	(5,126)	671
Saudi Arabia Government	1.000%	12/20/20	HSB	1.485%	320,000	(6,198)	(7,524)	1,326
Kazakhstan Government	1.000%	12/20/20	MSC	1.675%	230,000	(6,232)	(16,865)	10,633
Saudi Arabia Government	1.000%	06/20/21	CIT	1.595%	1,390,000	(36,751)	(35,641)	(1,110)
Kazakhstan Government	1.000%	06/20/21	GSC	1.835%	250,000	(9,290)	(16,208)	6,918
Saudi Arabia Government	1.000%	06/20/21	GSC	1.595%	831,000	(21,971)	(25,322)	3,351
Saudi Arabia Government	1.000%	06/20/21	JPM	1.595%	300,000	(7,932)	(7,753)	(179)
Kazakhstan Government	1.000%	06/20/21	MSC	1.835%	790,000	(29,370)	(62,866)	33,496
Mexico Government	1.000%	12/20/21	BNP	1.650%	2,110,000	(66,449)	(67,094)	645

						(334,249)	(613,642)	279,393

			Exchange
Mexico Government	1.000%	12/20/21	ICE	1.650%	350,000	(11,212)	(11,212)	—

						($345,461)	($624,854)	$279,393

Credit Default Swaps on Credit Indices – Sell Protection (2)

Referenced Obligation	Fixed Deal Receive Rate	Expiration Date	Exchange	Notional Amount (4)	Value (5)	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)
CDX EM 25 5Y	1.000%	06/20/21	ICE	$220,000	($13,461)	($19,906)	$6,445

					$743,414	$1,453,147	($709,733)

(1)	If the Fund is a buyer of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) receive from the seller of protection an amount equal to the notional amount of the swap and deliver the referenced obligation or underlying investments comprising the referenced index or (ii) receive a net settlement amount in the form of cash or investments equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying investments comprising the referenced index.

See Notes to Financial Statements	See explanation of symbols and terms, if any, on A-107 and A-108

PACIFIC FUNDS

PF GLOBAL ABSOLUTE RETURN FUND

Schedule of Investments (Continued)

September 30, 2016 (Unaudited)

(2)	If the Fund is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying investments comprising the referenced index or (ii) pay a net settlement amount in the form of cash or investments equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying investments comprising the referenced index.
(3)	An implied credit spread is the spread in yield between a U.S. Treasury security and the referenced obligation or underlying investment that are identical in all respects except for the quality rating. Implied credit spreads, represented in absolute terms, utilized in determining the value of credit default swap agreements on sovereign issues as of period end serve as an indicator of the current status of the payment/performance risk and represent the likelihood of risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. Wider credit spreads, in comparison to narrower credit spreads, represent a deterioration of the referenced entity’s credit soundness and a greater likelihood of risk of default or other credit event occurring as defined under the terms of the agreement. A credit spread identified as “Defaulted” indicates a credit event has occurred for the referenced entity or obligation.
(4)	The maximum potential amount the Fund could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.
(5)	The quoted market prices and resulting values for credit default swap agreements on credit indices serve as an indicator of the current status of the payment/performance risk and represent the likelihood of an expected liability (or profit) for the credit derivative had the notional amount of the swap agreement been closed/sold as of period end. Increasing values, in absolute terms when compared to the notional amount of the swap, represent a deterioration of the referenced entity's credit soundness and a greater likelihood of risk of default or other credit event occurring as defined under the terms of the agreement.

Interest Rate Swaps – Pay Floating Rate

Floating Rate Index	Counter- party	Fixed Rate	Expiration Date	Notional Amount	Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)
7-Day CNY-CNRR07	DUB	2.450%	06/18/17	CNY 15,476,000	($2,408)	$—	($2,408)
7-Day CNY-CNRR07	GSC	2.450%	06/18/17	15,475,000	(2,408)	—	(2,408)
7-Day CNY-CNRR07	GSC	2.490%	06/25/17	16,023,000	(1,805)	—	(1,805)
7-Day CNY-CNRR07	DUB	2.457%	07/16/17	15,201,000	(2,434)	—	(2,434)
7-Day CNY-CNRR07	GSC	2.450%	08/20/17	14,103,000	(2,472)	—	(2,472)
7-Day CNY-CNRR07	SCB	2.450%	08/21/17	9,025,000	(1,583)	—	(1,583)
7-Day CNY-CNRR07	SCB	2.215%	03/30/18	36,464,000	(28,934)	—	(28,934)
7-Day CNY-CNRR07	GSC	2.560%	05/23/18	14,390,000	(230)	—	(230)
3-Month RUB-MOSPRIME	GSC	10.160%	03/18/20	RUB 309,937,000	378,655	—	378,655
3-Month NZD Bank Bills	JPM	4.060%	06/04/23	NZD 810,000	73,439	—	73,439

					409,820	—	409,820

	Exchange
1-Day BRL-CETIP	CME	11.770%	01/02/19	BRL 12,381,470	15,292	—	15,292
1-Day BRL-CETIP	CME	11.775%	01/02/19	8,185,722	12,301	—	12,301
1-Day BRL-CETIP	CME	11.860%	01/02/19	5,507,658	10,239	—	10,239
1-Day BRL-CETIP	CME	11.910%	01/02/19	2,189,582	4,798	—	4,798
1-Day BRL-CETIP	CME	11.920%	01/02/19	1,627,988	3,754	—	3,754
1-Day BRL-CETIP	CME	12.000%	01/02/19	9,620,814	27,049	—	27,049
3-Month USD-LIBOR	LCH	1.795%	06/29/20	$420,000	10,952	—	10,952
3-Month USD-LIBOR	LCH	1.800%	06/29/20	790,000	20,154	—	20,154
3-Month USD-LIBOR	LCH	1.744%	07/31/20	1,800,000	43,082	—	43,082
3-Month USD-LIBOR	LCH	1.750%	07/31/20	535,000	12,859	—	12,859
3-Month USD-LIBOR	LCH	1.784%	07/31/20	535,000	13,606	—	13,606
3-Month USD-LIBOR	LCH	1.555%	08/22/20	366,000	6,200	—	6,200
3-Month USD-LIBOR	LCH	1.560%	08/22/20	713,000	12,215	—	12,215
3-Month USD-LIBOR	LCH	1.650%	09/18/20	652,000	13,528	—	13,528
3-Month USD-LIBOR	LCH	1.541%	09/23/20	90,000	1,487	—	1,487
3-Month USD-LIBOR	LCH	1.545%	09/23/20	80,000	1,334	—	1,334
3-Month USD-LIBOR	LCH	1.424%	10/28/20	680,000	8,270	—	8,270
3-Month USD-LIBOR	LCH	1.426%	10/28/20	680,000	8,338	—	8,338
3-Month USD-LIBOR	LCH	1.523%	11/04/20	1,160,000	18,698	—	18,698
3-Month USD-LIBOR	LCH	1.533%	11/05/20	706,000	11,666	—	11,666
3-Month USD-LIBOR	LCH	1.540%	11/05/20	706,000	11,880	—	11,880
3-Month USD-LIBOR	LCH	1.555%	11/09/20	683,000	11,919	—	11,919
3-Month USD-LIBOR	LCH	1.114%	02/23/21	441,000	(496)	—	(496)
3-Month USD-LIBOR	LCH	1.117%	02/23/21	126,000	(125)	—	(125)
3-Month USD-LIBOR	LCH	1.150%	03/03/21	428,000	181	—	181
3-Month USD-LIBOR	LCH	1.272%	03/07/21	1,072,000	6,103	—	6,103
3-Month USD-LIBOR	LCH	1.158%	06/23/21	344,000	(69)	—	(69)
3-Month USD-LIBOR	LCH	1.170%	06/24/21	230,000	89	—	89
3-Month USD-LIBOR	LCH	1.179%	06/24/21	315,000	253	—	253
3-Month USD-LIBOR	LCH	1.189%	06/27/21	315,000	393	—	393
3-Month USD-LIBOR	LCH	1.207%	06/27/21	316,000	652	—	652
3-Month USD-LIBOR	LCH	1.209%	06/27/21	315,000	687	—	687
3-Month USD-LIBOR	LCH	0.966%	06/28/21	350,000	(3,196)	—	(3,196)
3-Month USD-LIBOR	LCH	0.959%	06/29/21	316,000	(2,991)	—	(2,991)
3-Month USD-LIBOR	LCH	0.965%	06/29/21	190,000	(1,745)	—	(1,745)
3-Month USD-LIBOR	LCH	0.968%	06/29/21	315,000	(2,842)	—	(2,842)

See Notes to Financial Statements	See explanation of symbols and terms, if any, on A-107 and A-108

PACIFIC FUNDS

PF GLOBAL ABSOLUTE RETURN FUND

Schedule of Investments (Continued)

September 30, 2016 (Unaudited)

Floating Rate Index	Exchange	Fixed Rate	Expiration Date	Notional Amount	Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)
3-Month USD-LIBOR	LCH	1.206%	07/25/21	$3,600,000	$6,858	$—	$6,858
3-Month USD-LIBOR	LCH	1.199%	09/01/21	1,503,000	1,726	—	1,726
3-Month USD-LIBOR	LCH	1.212%	09/02/21	1,283,000	2,273	—	2,273
3-Month USD-LIBOR	LCH	2.100%	07/27/22	737,000	36,758	—	36,758
3-Month USD-LIBOR	LCH	2.058%	07/30/22	748,000	35,137	—	35,137
3-Month NZD Bank Bills	LCH	3.923%	06/25/25	NZD 2,142,000	192,479	—	192,479
28-Day MXN-TIIE	CME	6.235%	10/02/25	MXN 14,959,000	(6,411)	—	(6,411)
3-Month USD-LIBOR	LCH	1.606%	05/10/26	$1,913,000	28,235	—	28,235
3-Month USD-LIBOR	LCH	1.686%	06/03/26	480,000	10,524	—	10,524
6-Month EUR-LIBOR	LCH	1.000%	06/15/26	EUR 27	2	(2)	4
28-Day MXN-TIIE	CME	6.088%	06/30/26	MXN 18,000,000	(21,912)	—	(21,912)
28-Day MXN-TIIE	CME	6.126%	06/30/26	32,200,000	(34,330)	—	(34,330)
28-Day MXN-TIIE	CME	6.235%	07/08/26	27,900,000	(17,613)	—	(17,613)
3-Month NZD Bank Bills	LCH	2.485%	07/25/26	NZD 1,000,000	3,836	—	3,836
6-Month PLN-WIBOR	LCH	2.226%	07/28/26	PLN 1,850,000	(1,684)	—	(1,684)
6-Month PLN-WIBOR	LCH	2.220%	08/01/26	1,334,000	(1,423)	—	(1,423)
6-Month PLN-WIBOR	LCH	2.280%	09/21/26	483,000	60	—	60
6-Month PLN-WIBOR	LCH	2.300%	09/21/26	1,787,000	1,057	—	1,057

					512,087	(2)	512,089

					$921,907	($2)	$921,909

Interest Rate Swaps – Receive Floating Rate

Floating Rate Index	Counter- party	Fixed Rate	Expiration Date	Notional Amount	Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)
3-Month SAR-SAIBOR	DUB	3.010%	06/28/20	SAR 2,960,000	$10,166	$—	$10,166
3-Month SAR-SAIBOR	GSC	2.170%	06/29/20	1,570,000	18,668	—	18,668
3-Month SAR-SAIBOR	GSC	2.160%	08/03/20	3,990,000	56,089	—	56,089
3-Month SAR-SAIBOR	GSC	2.350%	08/12/20	5,188,000	63,821	—	63,821
3-Month SAR-SAIBOR	GSC	2.328%	08/17/20	5,598,000	70,574	—	70,574
3-Month SAR-SAIBOR	GSC	3.410%	08/22/20	4,051,000	7,615	—	7,615
3-Month SAR-SAIBOR	GSC	2.228%	09/28/20	3,152,000	44,830	—	44,830
3-Month SAR-SAIBOR	GSC	2.350%	10/29/20	2,700,000	23,424	—	23,424
3-Month SAR-SAIBOR	GSC	2.540%	11/04/20	4,550,000	29,066	—	29,066
3-Month SAR-SAIBOR	GSC	2.560%	11/05/20	5,460,000	33,596	—	33,596
3-Month SAR-SAIBOR	GSC	2.580%	11/05/20	2,730,000	16,109	—	16,109
3-Month SAR-SAIBOR	GSC	2.645%	02/23/21	2,118,000	18,139	—	18,139
3-Month SAR-SAIBOR	DUB	2.620%	03/03/21	1,675,000	15,117	—	15,117
3-Month SAR-SAIBOR	DUB	2.760%	03/07/21	4,235,000	31,103	—	31,103
3-Month AED-EIBOR	GSC	2.500%	06/13/21	AED 360,000	(573)	—	(573)
3-Month AED-EIBOR	GSC	2.505%	06/15/21	360,000	(586)	—	(586)
3-Month AED-EIBOR	GSC	2.590%	06/16/21	359,000	(972)	—	(972)
3-Month AED-EIBOR	GSC	2.520%	06/21/21	359,000	(620)	—	(620)
3-Month AED-EIBOR	GSC	2.755%	06/23/21	1,350,000	(7,011)	—	(7,011)
3-Month AED-EIBOR	DUB	2.740%	06/27/21	1,123,000	(5,518)	—	(5,518)
3-Month AED-EIBOR	DUB	2.760%	06/27/21	1,123,000	(5,810)	—	(5,810)
3-Month AED-EIBOR	GSC	2.785%	06/27/21	899,000	(4,944)	—	(4,944)
3-Month AED-EIBOR	DUB	2.795%	06/27/21	1,123,000	(6,321)	—	(6,321)
3-Month AED-EIBOR	GSC	2.795%	06/27/21	899,000	(5,061)	—	(5,061)
3-Month AED-EIBOR	DUB	2.395%	06/28/21	1,100,000	(459)	—	(459)
3-Month AED-EIBOR	DUB	2.370%	06/29/21	1,248,000	(91)	—	(91)
3-Month AED-EIBOR	DUB	2.390%	06/29/21	1,135,000	(378)	—	(378)
3-Month AED-EIBOR	DUB	2.345%	07/25/21	6,100,000	9,481	—	9,481
3-Month SAR-SAIBOR	DUB	3.435%	07/25/21	SAR 9,700,000	44,862	—	44,862
3-Month ILS-TELBOR	GSC	0.728%	09/01/21	ILS 5,597,000	(8,260)	—	(8,260)
3-Month ILS-TELBOR	GSC	0.761%	09/02/21	4,900,000	(9,316)	—	(9,316)
3-Month SAR-SAIBOR	GSC	2.640%	07/27/22	SAR 2,892,000	58,306	—	58,306
3-Month SAR-SAIBOR	GSC	2.613%	07/30/22	2,868,000	59,126	—	59,126
3-Month SAR-SAIBOR	GSC	3.380%	05/10/26	8,945,000	212,537	—	212,537
3-Month SAR-SAIBOR	GSC	3.710%	06/06/26	1,540,000	26,332	—	26,332

					793,041	—	793,041

	Exchange
3-Month USD-LIBOR	LCH	1.250%	12/21/18	$813,000	(3,278)	(3,031)	(247)
6-Month EUR-LIBOR	LCH	0.250%	12/21/21	EUR 6,484,000	(127,338)	(112,167)	(15,171)
1-Day BRL-CETIP	CME	11.701%	01/02/23	BRL 3,884,574	(24,090)	—	(24,090)

See Notes to Financial Statements	See explanation of symbols and terms, if any, on A-107 and A-108

PACIFIC FUNDS

PF GLOBAL ABSOLUTE RETURN FUND

Schedule of Investments (Continued)

September 30, 2016 (Unaudited)

Floating Rate Index	Exchange	Fixed Rate	Expiration Date	Notional Amount	Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)
1-Day BRL-CETIP	CME	11.840%	01/02/23	BRL 1,726,544	($15,984)	$—	($15,984)
1-Day BRL-CETIP	CME	11.842%	01/02/23	2,597,748	(24,688)	—	(24,688)
1-Day BRL-CETIP	CME	11.930%	01/02/23	687,138	(7,712)	—	(7,712)
1-Day BRL-CETIP	CME	11.940%	01/02/23	512,510	(5,888)	—	(5,888)
1-Day BRL-CETIP	CME	12.020%	01/02/23	3,042,306	(40,213)	—	(40,213)
3-Month USD-LIBOR	LCH	1.295%	07/13/26	$838,000	12,394	—	12,394
3-Month USD-LIBOR	LCH	1.300%	07/13/26	559,000	7,980	—	7,980
3-Month USD-LIBOR	LCH	1.368%	07/14/26	623,000	4,944	—	4,944
3-Month USD-LIBOR	LCH	1.427%	07/21/26	820,000	2,075	—	2,075
6-Month HUF-BUBOR	LCH	1.923%	07/28/26	HUF 131,000,000	149	—	149
6-Month HUF-BUBOR	LCH	1.940%	08/01/26	92,200,000	(354)	—	(354)
3-Month USD-LIBOR	LCH	1.418%	08/18/26	$1,061,000	4,002	—	4,002
6-Month HUF-BUBOR	LCH	1.888%	09/21/26	HUF 89,324,000	1,751	—	1,751
6-Month HUF-BUBOR	LCH	1.930%	09/21/26	36,212,000	198	—	198
6-Month HUF-BUBOR	LCH	1.935%	09/21/26	35,307,000	134	—	134
6-Month EUR-LIBOR	LCH	0.750%	12/21/26	EUR 1,949,000	(90,153)	(71,422)	(18,731)
3-Month USD-LIBOR	LCH	2.250%	12/21/46	$370,000	(40,617)	(36,997)	(3,620)

					(346,688)	(223,617)	(123,071)

					$446,353	($223,617)	$669,970

					$1,368,260	($223,619)	$1,591,879

Total Swap Agreements					$2,111,674	$1,229,528	$882,146

(l)	Fair Value Measurements

The following is a summary of the Fund’s investments as categorized under the three-tier hierarchy of inputs used in valuing the Fund’s assets and liabilities (See Note 3D in Notes to Financial Statements) as of September 30, 2016:

		Total Value at September 30, 2016	Level 1 Quoted Price	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Assets	Common Stocks
	Canada	$258,390	$258,390	$—	$—
	Singapore	628,581	—	628,581

	Total Common Stocks	886,971	258,390	628,581	—

	Corporate Bond & Notes	882,978	—	882,978	—
	Senior Loan Notes	1,247,996	—	—	1,247,996
	Mortgage-Backed Securities	389,562	—	389,562	—
	Foreign Government Bonds & Notes	57,484,492	—	57,484,492	—
	Short-Term Investments	25,864,810	17,723,463	8,141,347	—
	Derivatives:
	Credit Contracts
	Swaps	1,280,363	—	1,280,363	—
	Equity Contracts
	Purchased Options	145,922	—	145,922	—
	Foreign Currency Contracts
	Forward Foreign Currency Contracts	1,637,059	—	1,637,059	—
	Purchased Options	1,238,820	—	1,238,820	—

	Total Foreign Currency Contracts	2,875,879	—	2,875,879	—

	Interest Rate Contracts
	Swaps	1,941,606	—	1,941,606	—

	Total Assets - Derivatives	6,243,770	—	6,243,770	—

	Total Assets	93,000,579	17,981,853	73,770,730	1,247,996

Liabilities	Securities Sold Short:
	Foreign Government Bonds & Notes	(1,084,101)	—	(1,084,101)	—
	Derivatives:
	Credit Contracts
	Swaps	(536,949)	—	(536,949)	—
	Foreign Currency Contracts
	Forward Foreign Currency Contracts	(2,572,952)	—	(2,572,952)	—
	Written Options	(899,407)	—	(899,407)	—

	Total Foreign Currency Contracts	(3,472,359)	—	(3,472,359)	—

	Interest Rate Contracts
	Futures	(39,485)	(39,485)	—	—
	Swaps	(573,346)	—	(573,346)	—

	Total Interest Rate Contracts	(612,831)	(39,485)	(573,346)	—

	Total Liabilities - Derivatives	(4,622,139)	(39,485)	(4,582,654)	—

	Total Liabilities	(5,706,240)	(39,485)	(5,666,755)	—

	Total	$87,294,339	$17,942,368	$68,103,975	$1,247,996

See Notes to Financial Statements	See explanation of symbols and terms, if any, on A-107 and A-108

PACIFIC FUNDS

PF GLOBAL ABSOLUTE RETURN FUND

Schedule of Investments (Continued)

September 30, 2016 (Unaudited)

The following is a reconciliation of investments for significant unobservable inputs (Level 3) used in valuing the Fund’s assets and liabilities (See Note 3D in Notes to Financial Statements) for the six-month period ended September 30, 2016:

	Senior Loan Notes	Foreign Government Bonds & Notes	Total
Value, Beginning of Period	$—	$2,124,945	$2,124,945
Purchases	558,600	414,110	972,710
Sales (Includes Paydowns)	—	(1,359,521)	(1,359,521)
Accrued Discounts (Premiums)	436	(12,165)	(11,729)
Net Realized Gains (Losses)	—	(49,365)	(49,365)
Change in Net Unrealized Appreciation (Depreciation)	8,721	21,323	30,044
Transfers In	680,239	—	680,239
Transfers Out	—	(1,139,327)	(1,139,327)

Value, End of Period	$1,247,996	$—	$1,247,996

Change in Net Unrealized Appreciation (Depreciation) on Level 3 Investments Held at the End of Period, if Applicable	$8,721	$21,323	$30,044

Additional information about Level 3 fair value measurements as of September 30, 2016 was as follows:

	Value at 09/30/16	Valuation Technique	Unobservable Input	Range	Weighted Average
Senior Loan Notes	$1,247,996	Demand Yield Model	Spread on comparable bonds	511.8 - 933.7	717.9

A significant increase in the discount in the spread to U.S. Treasuries could result in a decrease to the fair value measurement. Conversely, significant movements in the opposite direction of this unobservable input could have the inverse effect on the fair value measurement.

Demand Yield: In fair valuing a senior loan note, the investment adviser utilizes one or more of the valuation techniques to assess the likelihood that the borrower will make a full repayment of the loan based on the performance of comparable credit quality senior loans of other companies. If the investment adviser believes that there is a reasonable likelihood of full repayment, the investment adviser will determine fair value using a matrix pricing approach that considers the yield on the senior loan note.

Transfers between levels of the fair value hierarchy during the six-month period were as follows:

Amount Transferred	Level Transfer		Change in Fair Valuation Measurement Inputs
	From	To	From	To
$680,239	2	3	Methodology Approved By The Trustee Valuation Committee (observable inputs)	Methodology Approved By The Trustee Valuation Committee (unobservable inputs)
1,139,327	3	2	Unobservable Single Broker Quote	Vendor Price

See Notes to Financial Statements	See explanation of symbols and terms, if any, on A-107 and A-108

PACIFIC FUNDS

Schedule of Investments (Continued)

Explanation of Symbols and Terms

September 30, 2016 (Unaudited)

Explanation of Symbols:
*	Non-income producing investments.
"	Pass-through securities backed by a pool of mortgages or other loans on which principal payments are periodically made. Therefore, the effective maturity could be shorter than the stated maturity.
^	Investments with their principal amount adjusted for inflation.
§	Variable rate investments. The rate shown is based on the latest available information as of September 30, 2016. For Senior Loan Notes, the rate shown may represent a weighted average interest rate.
Ω	Investments were in default as of September 30, 2016.
±	The security is a perpetual bond and has no definite maturity date.
¥	All or a portion of this senior loan position has not settled. Contract rates do not take effect until settlement date. Rates shown, if any, are for the settled portion.
#	Securities purchased on a when-issued basis.
~

Securities are not registered under the Securities Act of 1933

(1933 Act) and these securities are either (1) exempt from registration pursuant to Rule 144A of the 1933 Act and may only be sold to “qualified institutional buyers”, or (2) the securities comply with Regulation S rules governing offers and sales made outside the United States without registration under the 1933 Act and contain certain restrictions as to public resale.

‡	Investments were fully or partially segregated with the broker(s)/custodian as collateral for reverse repurchase agreements, futures contracts, forward foreign currency contracts, option contracts and/or swap agreements as of September 30, 2016.
+	The values of these investments were determined by the Trustee Valuation Committee or determined by a valuation committee established under the Valuation Policy and then subsequently submitted for approval or ratification to either the Trustee Valuation Committee or to the Board of Trustees (the “Board”). Each determination was made in good faith in accordance with the procedures established by the Board and the provisions of the Investment Company Act of 1940 (See Note 3C in Notes to Financial Statements).
l	Total shares owned by the Fund as of September 30, 2016 were less than one share.
»	Stapled Security. A security contractually bound to one or more other securities to form a single saleable unit which cannot be sold separately.

Counterparty & Exchange Abbreviations:
ANZ	Australia and New Zealand Banking Group
BNP	BNP Paribas
BOA	Bank of America
BRC	Barclays
CIB	Canadian Imperial Bank of Commerce
CIT	Citigroup
CME	Chicago Mercantile Exchange
CSF	Credit Suisse
DUB	Deutsche Bank
GSC	Goldman Sachs
HSB	HSBC
ICE	Intercontinental Exchange Inc
JPM	JPMorgan Chase
LCH	London Clearing House
MER	Merrill Lynch
MSC	Morgan Stanley
RBC	Royal Bank of Canada
RBS	Royal Bank of Scotland
SCB	Standard Chartered Bank
SEB	Skandinaviska Enskilda Banken
SGN	Societe Generale
SSB	State Street Bank
TDB	Toronto Dominion Bank
UBS	UBS
WBC	Westpac Banking Corporation

Currency Abbreviations:
AED	United Arab Emirates Dirham
ARS	Argentine Peso
AUD	Australian Dollar
BRL	Brazilian Real
CAD	Canadian Dollar
CHF	Swiss Franc
CLP	Chilean Peso
CNH	Renminbi Offshore (Hong Kong)
CNY	Chinese Renminbi
COP	Colombian Peso
CZK	Czech Koruna
DKK	Danish Krone
DOP	Dominican Peso
EUR	Euro
GBP	British Pound
HKD	Hong Kong Dollar
HUF	Hungarian Forint
IDR	Indonesian Rupiah
ILS	Israeli Shekel
INR	Indian Rupee
JPY	Japanese Yen
KES	Kenyan Shilling
KRW	Korean Won
LBP	Lebanese Pound
LKR	Sri Lankan Rupee
MXN	Mexican Peso
MYR	Malaysian Ringgit
NOK	Norwegian Krone
NZD	New Zealand Dollar
OMR	Omani Rial
PEN	Peruvian Nuevo Sol
PHP	Philippine Peso
PLN	Polish Zloty
RON	Romanian Leu
RSD	Serbian Dinar
RUB	Russian Ruble
SAR	Saudi Arabian Riyal
SEK	Swedish Krona
SGD	Singapore Dollar
THB	Thai Baht
TRY	Turkish Lira
TWD	Taiwan Dollar
USD	United States Dollar
ZAR	South African Rand

Index Abbreviations:
1-Day CAD-USD Discount Rate	Canadian Dollar - United States Dollar Discount Rate
1-Day CHF-TOIS	Switzerland Tomnext Offered Indexed Swaps
1-Day EUR-EONIA	Euro Effective Overnight Index Average
1-Day JPY-MUTSC	Bank of Japan Estimate Unsecured Overnight Call Rate
1-Month AUD-BBSW	Australian Bank Bill Short-Term Rate
1-Month GBP-LIBOR	British Pound London Interbank Offered Rate
1-Month HKD-HIBOR	Hong Kong Interbank Offered Rate
1-Month SGD-SIBOR	Singapore Interbank Offered Rate
1-Month USD-LIBOR	United States Dollar London Interbank Offered Rate
1-Week DKK-CIBOR	Copenhagen Interbank Offered Rate
1-Week NOK-NIBOR	Norway Interbank Offered Rate
1-Week SEK-STIBOR	Stockholm Interbank Offered Rate
ABX HE	Asset-Backed Securities Index - Home Equity
CDX EM	Credit Derivatives Index - Emerging Markets
CDX HY	Credit Derivatives Index - High Yield
CDX IG	Credit Derivatives Index - Investment Grade
CMBX	Commercial Mortgage-Backed Swaps
iTraxx Europe	International Index - Europe

See Notes to Financial Statements

PACIFIC FUNDS

Schedule of Investments (Continued)

Explanation of Symbols and Terms (Continued)

September 30, 2016 (Unaudited)

Other Abbreviations:
ADR	American Depositary Receipt
FDR	Fiduciary Depositary Receipt
GDR	Global Depositary Receipt
IO	Interest Only
NVDR	Non-Voting Depositary Receipts
‘NY’	New York Shares
PIK	Payment In Kind
REIT	Real Estate Investment Trust
SDR	Swedish Depositary Receipt

Notes:

For debt investments, the interest rates disclosed in the Schedules of Investments reflect the stated coupon rate or for discounted investments or zero coupon bonds, the yield-to-maturity.

The countries listed in the Schedules of Investments are based on country of risk (See Note 4 in Notes to Financial Statements under Investments and Risks - Foreign and Emerging Markets Investments).

The sectors listed in the Schedules of Investments are obtained from a third party source (that is not affiliated with the Trust or the investment adviser) believed to be reliable. Sector names and weightings could be different if obtained from another source.

See Notes to Financial Statements.

PACIFIC FUNDS

STATEMENTS OF ASSETS AND LIABILITIES

SEPTEMBER 30, 2016 (Unaudited)

	PF Floating Rate Loan Fund	PF Inflation Managed Fund	PF Managed Bond Fund	PF Short Duration Bond Fund	PF Emerging Markets Debt Fund	PF Comstock Fund
ASSETS
Investments, at cost	$7,128,469	$21,871,586	$1,064,068,575	$91,626,507	$47,634,147	$131,943,386
Investments, at value	$7,129,075	$22,197,408	$1,079,559,733	$91,901,714	$50,242,072	$183,532,799
Cash	—	—	1,808,685	1,701,524	1,366,308	—
Cash (segregated for derivative instruments)	—	285,929	8,006,760	9,300	478,274	—
Foreign currency held, at value (1)	—	29,232	1,958,308	—	100,333	9,163
Receivables:
Dividends and interest	74,030	50,877	5,505,246	376,455	821,614	258,675
Fund shares sold	—	1,343	—	—	2,686	—
Securities sold	883,704	210,129	143,166,836	111,976	5,998	340,640
Swap agreements	—	—	18,706	—	1,915	—
Due from adviser	10,047	1,854	25,668	8,402	12,732	10,326
Forward foreign currency contracts appreciation	—	21,882	573,350	—	540,886	3,339
Swap agreements, at value	—	75,196	36,800	—	824,655	—
Prepaid expenses and other assets	287	215	1,454	324	329	810
Total Assets	8,097,143	22,874,065	1,240,661,546	94,109,695	54,397,802	184,155,752
LIABILITIES
Payables:
Fund shares redeemed	—	5,440	458,589	36,241	28,922	102,592
Securities purchased	10,188	1,064,767	323,161,361	4,331,840	850,705	349,338
Sale-buyback financing transactions	—	7,453,195	—	—	—	—
Reverse repurchase agreement	—	984,438	—	—	—	—
Due to custodian	134,453	65	—	—	—	—
Swap agreements	—	—	—	—	1,873	—
Due to brokers (2)	—	—	10,000	—	—	—
Variation margin	—	59,981	139,756	1,594	—	—
Accrued advisory fees	4,234	4,123	301,832	29,684	33,540	110,684
Accrued administration fees	977	1,628	113,187	11,131	6,409	22,589
Accrued support service expenses	1,200	591	3,814	994	1,240	2,018
Accrued custodian fees and expenses	2,078	2,599	3,205	1,291	4,767	1,453
Accrued transfer agency out-of-pocket expenses	2,007	1,345	9,771	1,901	2,462	5,030
Accrued legal, audit and tax service fees	6,810	4,723	34,335	6,746	8,433	17,757
Accrued trustees’ fees and expenses and deferred compensation	534	2,083	9,603	1,249	24	3,295
Accrued other	24,057	18,226	84,644	25,324	19,697	16,358
Forward foreign currency contracts depreciation	—	22,284	853,608	—	1,146,519	77,018
Outstanding options written, at value (premiums received $73,427 and $777,346, respectively)	—	16,613	366,874	—	—	—
Swap agreements, at value	—	14,292	773,418	—	1,624	—
Total Liabilities	186,538	9,656,393	326,323,997	4,447,995	2,106,215	708,132
NET ASSETS	$7,910,605	$13,217,672	$914,337,549	$89,661,700	$52,291,587	$183,447,620
NET ASSETS CONSIST OF:
Paid-in capital	$12,091,486	$22,459,772	$889,145,836	$90,554,405	$56,523,557	$119,897,009
Undistributed/accumulated net investment income (loss)	1,936,551	702,737	14,731,954	684,975	757,887	3,478,731
Undistributed/accumulated net realized gain (loss)	(6,118,038)	(10,307,199)	3,123,940	(1,854,814)	(7,206,693)	8,559,452
Net unrealized appreciation (depreciation) on investments and assets and liabilities in foreign currencies	606	362,362	7,335,819	277,134	2,216,836	51,512,428
NET ASSETS	$7,910,605	$13,217,672	$914,337,549	$89,661,700	$52,291,587	$183,447,620
Class P Shares:
Shares of beneficial interest outstanding	834,494	1,473,425	83,029,055	8,992,729	5,105,720	12,356,118
Net Asset Value Per Share	$9.48	$8.97	$11.01	$9.97	$10.24	$14.85

(1)	The cost of foreign currency for the PF Inflation Managed, PF Managed Bond, PF Emerging Markets Debt, and PF Comstock Funds was $29,204, $1,951,492, $100,230, and $9,206, respectively.
(2)	The PF Managed Bond Fund received cash collateral to mitigate risk of loss to certain counterparties, which will be repaid based on master netting arrangements between the Fund and the respective counterparties. The Fund invests such cash collateral in investment securities (See Note 5 in Notes to Financial Statements).

See Notes to Financial Statements

B-1

PACIFIC FUNDS

STATEMENTS OF ASSETS AND LIABILITIES (Continued)

SEPTEMBER 30, 2016 (Unaudited)

	PF Growth Fund	PF Large-Cap Growth Fund	PF Large-Cap Value Fund	PF Main Street Core Fund	PF Mid-Cap Equity Fund	PF Mid-Cap Growth Fund
ASSETS
Investments, at cost	$82,905,152	$92,621,849	$301,576,682	$250,944,593	$61,549,821	$12,082,185
Investments, at value	$118,125,852	$122,356,495	$411,977,660	$306,617,596	$74,040,608	$14,880,151
Cash	—	12	—	8,828	4	—
Foreign currency held, at value (1)	—	60	—	—	—	—
Receivables:
Dividends and interest	58,039	13,899	786,323	528,421	50,974	7,449
Securities sold	354,759	1,027,650	—	—	1,354,011	141,822
Due from adviser	6,281	7,404	15,611	12,025	9,668	3,622
Prepaid expenses and other assets	404	559	1,047	725	576	187
Total Assets	118,545,335	123,406,079	412,780,641	307,167,595	75,455,841	15,033,231
LIABILITIES
Payables:
Fund shares redeemed	65,797	65,836	234,614	178,181	42,129	8,602
Securities purchased	100,311	726,124	—	1,212,923	1,537,805	12,409
Accrued advisory fees	53,570	70,701	221,353	113,700	39,073	8,319
Accrued administration fees	14,610	15,043	51,081	37,900	9,017	1,849
Accrued support service expenses	1,075	1,321	3,152	2,373	1,979	1,110
Accrued custodian fees and expenses	521	1,050	563	1,651	888	449
Accrued transfer agency out-of-pocket expenses	2,809	3,369	7,176	5,040	4,143	1,441
Accrued legal, audit and tax service fees	9,835	11,963	24,900	17,365	14,190	4,698
Accrued trustees’ fees and expenses and deferred compensation	2,795	6,842	5,318	1,151	778	2,868
Accrued other	11,345	10,867	20,826	15,283	14,812	5,817
Outstanding options written, at value (premiums received $64,184)	—	—	—	—	—	74,868
Total Liabilities	262,668	913,116	568,983	1,585,567	1,664,814	122,430
NET ASSETS	$118,282,667	$122,492,963	$412,211,658	$305,582,028	$73,791,027	$14,910,801
NET ASSETS CONSIST OF:
Paid-in capital	$80,435,181	$86,041,757	$290,601,695	$247,639,411	$50,909,962	$10,532,477
Undistributed/accumulated net investment income (loss)	128,676	(83,419)	3,766,327	2,163,411	1,128,198	328,680
Undistributed/accumulated net realized gain (loss)	2,498,110	6,799,958	7,442,658	107,854	9,262,080	1,262,362
Net unrealized appreciation (depreciation) on investments and assets and liabilities in foreign currencies	35,220,700	29,734,667	110,400,978	55,671,352	12,490,787	2,787,282
NET ASSETS	$118,282,667	$122,492,963	$412,211,658	$305,582,028	$73,791,027	$14,910,801
Class P Shares:
Shares of beneficial interest outstanding	5,933,050	12,166,671	26,864,317	23,678,421	6,342,047	1,964,615
Net Asset Value Per Share	$19.94	$10.07	$15.34	$12.91	$11.64	$7.59

(1)	The cost of foreign currency for the PF Large-Cap Growth Fund was $60.

See Notes to Financial Statements

B-2

PACIFIC FUNDS

STATEMENTS OF ASSETS AND LIABILITIES (Continued)

SEPTEMBER 30, 2016 (Unaudited)

	PF Mid-Cap Value Fund	PF Small-Cap Growth Fund	PF Small-Cap Value Fund	PF Emerging Markets Fund	PF International Large-Cap Fund	PF International Small-Cap Fund
ASSETS
Investments, at cost	$145,136,687	$7,184,738	$100,754,665	$143,106,878	$225,946,826	$39,137,368
Investments, at value	$160,591,037	$9,337,977	$119,988,089	$183,868,478	$279,254,859	$43,547,366
Foreign currency held, at value (1), (2)	—	—	—	1,033,400	5,454	49,914
Receivables:
Dividends and interest	312,259	1,158	109,088	194,517	1,162,352	214,545
Fund shares sold	—	—	—	1,880	—	1,343
Securities sold	—	255,023	646,885	1,371,570	1,467,460	—
Due from adviser	—	2,661	10,806	18,940	25,015	5,696
Prepaid expenses and other assets	641	210	622	318	919	375
Total Assets	160,903,937	9,597,029	120,755,490	186,489,103	281,916,059	43,819,239
LIABILITIES
Payables:
Fund shares redeemed	92,080	6,689	100,507	142,281	214,863	32,445
Securities purchased	118,729	260,303	153,162	759,475	907,654	—
Due to custodian	—	—	23	—	—	1,081
Accrued advisory fees	92,524	4,592	74,168	122,465	197,418	30,329
Accrued administration fees	19,826	1,148	14,834	22,962	34,838	5,352
Accrued support service expenses	3,179	344	2,348	1,544	2,642	1,182
Accrued custodian fees and expenses	913	804	736	26,748	5,266	—
Accrued transfer agency out-of-pocket expenses	6,149	784	4,767	2,792	6,739	2,691
Accrued legal, audit and tax service fees	20,515	2,954	16,167	9,338	23,446	9,366
Accrued trustees’ fees and expenses and deferred compensation	56	1,814	368	586	2,542	30
Accrued foreign capital gains tax	—	—	—	137,688	—	—
Accrued other	16,995	6,570	15,728	13,032	21,658	5,624
Total Liabilities	370,966	286,002	382,808	1,238,911	1,417,066	88,100
NET ASSETS	$160,532,971	$9,311,027	$120,372,682	$185,250,192	$280,498,993	$43,731,139
NET ASSETS CONSIST OF:
Paid-in capital	$149,064,308	$10,481,702	$97,636,616	$172,828,048	$240,208,950	$35,274,904
Undistributed/accumulated net investment income (loss)	1,749,314	(68,273)	782,181	(513,370)	4,055,347	791,757
Undistributed/accumulated net realized gain (loss)	(5,735,001)	(3,255,641)	2,720,461	(27,660,930)	(17,048,360)	3,249,180
Net unrealized appreciation (depreciation) on investments and assets and liabilities in foreign currencies	15,454,350	2,153,239	19,233,424	40,596,444	53,283,056	4,415,298
NET ASSETS	$160,532,971	$9,311,027	$120,372,682	$185,250,192	$280,498,993	$43,731,139
Class P Shares:
Shares of beneficial interest outstanding	15,076,943	841,280	10,841,659	13,989,933	15,995,278	3,994,230
Net Asset Value Per Share	$10.65	$11.07	$11.10	$13.24	$17.54	$10.95

(1)	The cost of foreign currency for the PF Emerging Markets, PF International Large-Cap, and PF International Small-Cap Funds was $1,058,508, $5,462, and $49,986, respectively.
(2)	Includes $5,441 of restricted foreign cash in the PF Emerging Markets Fund (See Note 4 in Notes to Financial Statements).

See Notes to Financial Statements

B-3

PACIFIC FUNDS

STATEMENTS OF ASSETS AND LIABILITIES (Continued)

SEPTEMBER 30, 2016 (Unaudited)

	PF International Value Fund	PF Real Estate Fund	PF Currency Strategies Fund	PF Equity Long/Short Fund	PF Global Absolute Return Fund
ASSETS
Investments and repurchase agreements, at cost	$178,947,445	$46,981,262	$88,251,078	$61,147,332	$85,862,254
Investments, at value	$188,557,846	$69,665,643	$87,533,540	$61,117,930	$86,998,121
Repurchase agreements, at value	—	—	—	—	1,143,430
Cash	21	—	2,106	103,203	1,005,800
Cash (segregated for derivative instruments)	—	—	—	9,462,027	—
Foreign currency held, at value (1)	—	—	1,320	—	305,890
Receivables:
Dividends and interest	934,374	463,490	174,870	—	1,305,378
Fund shares sold	—	1,343	6,447	2,955	6,716
Securities sold	769,473	15,090	—	—	264,067
Variation margin	—	—	—	1,935,887	1,236,834
Swap agreements	—	—	—	—	144,871
Due from adviser	10,378	3,723	—	—	8,422
Forward foreign currency contracts appreciation	472,585	—	2,968,170	52,655	1,637,059
Swap agreements, at value	—	—	—	5,969,949	1,990,017
Prepaid expenses and other assets	485	210	548	534	453
Total Assets	190,745,162	70,149,499	90,687,001	78,645,140	96,047,058
LIABILITIES
Payables:
Fund shares redeemed	174,672	43,033	49,451	42,511	49,451
Securities purchased	2,576,799	—	25,500	—	491,281
Securities sold short, at value (proceeds $988,401)	—	—	—	—	1,084,101
Due to custodian (1)	161,243	14	—	844,426	—
Swap agreements	—	—	—	—	19,203
Due to brokers (2)	—	—	30,000	—	250,000
Accrued advisory fees	101,411	52,691	47,247	62,904	59,371
Accrued administration fees	23,403	8,782	10,903	9,436	11,132
Accrued support service expenses	1,477	690	860	1,204	654
Accrued custodian fees and expenses	5,248	285	2,955	2,406	18,418
Accrued transfer agency out-of-pocket expenses	3,364	1,570	3,044	3,830	2,938
Accrued legal, audit and tax service fees	11,672	5,391	10,732	13,158	10,664
Accrued trustees’ fees and expenses and deferred compensation	3,443	281	48	56	50
Accrued other	15,141	5,907	8,427	29,205	23,608
Forward foreign currency contracts depreciation	304,266	—	2,858,972	53,859	2,572,952
Outstanding options written, at value (premiums received $1,145,509)	—	—	—	—	899,407
Swap agreements, at value	—	—	—	269,844	600,547
Total Liabilities	3,382,139	118,644	3,048,139	1,332,839	6,093,777
NET ASSETS	$187,363,023	$70,030,855	$87,638,862	$77,312,301	$89,953,281
NET ASSETS CONSIST OF:
Paid-in capital	$234,109,962	$45,090,863	$79,976,456	$69,126,865	$93,990,891
Undistributed/accumulated net investment income (loss)	3,608,786	1,115,671	4,324,410	(2,492,665)	6,062,389
Undistributed/accumulated net realized gain (loss)	(60,117,518)	1,139,940	3,945,459	4,726,165	(12,450,566)
Net unrealized appreciation (depreciation) on investments and assets and liabilities in foreign currencies	9,761,793	22,684,381	(607,463)	5,951,936	2,350,567
NET ASSETS	$187,363,023	$70,030,855	$87,638,862	$77,312,301	$89,953,281
Class P Shares:
Shares of beneficial interest outstanding	21,629,013	4,263,250	8,502,883	7,222,081	9,508,737
Net Asset Value Per Share	$8.66	$16.43	$10.31	$10.70	$9.46

(1)	The cost of foreign currency, including amounts due to custodian in foreign currency, for the PF International Value, PF Currency Strategies, PF Equity Long/Short, and PF Global Absolute Return Funds was ($160,865), $1,313, ($844,647), and $308,392, respectively.
(2)	The PF Currency Strategies and PF Global Absolute Return Funds received cash collateral to mitigate risk of loss to certain counterparties, which will be repaid based on master netting arrangements between the Funds and the respective counterparties. The Funds invest such cash collateral in investment securities (See Note 5 in Notes to Financial Statements).

See Notes to Financial Statements

B-4

PACIFIC FUNDS

STATEMENTS OF OPERATIONS

FOR THE SIX-MONTH PERIOD ENDED SEPTEMBER 30, 2016 (Unaudited)

	PF Floating Rate Loan Fund	PF Inflation Managed Fund	PF Managed Bond Fund	PF Short Duration Bond Fund	PF Emerging Markets Debt Fund	PF Comstock Fund
INVESTMENT INCOME
Dividends, net of foreign taxes withheld	$8,290	$1,406	$—	$2,780	$3,778	$2,339,324
Interest, net of foreign taxes withheld	1,282,541	667,618	10,305,039	583,343	3,485,622	11,769
Other	999	—	—	—	—	—
Total Investment Income	1,291,830	669,024	10,305,039	586,123	3,489,400	2,351,093

EXPENSES
Advisory fees	212,807	57,475	1,375,682	145,103	314,392	728,046
Administration fees	42,561	21,553	515,881	54,414	60,075	145,609
Support services expenses	7,353	5,160	38,200	7,147	9,255	19,685
Custodian fees and expenses	9,523	6,610	16,593	2,806	32,379	3,153
Shareholder report expenses	2,939	2,102	15,342	2,839	3,757	7,783
Transfer agency out-of-pocket expenses	3,555	2,511	18,502	3,448	4,500	9,483
Legal, audit and tax service fees	6,322	4,424	32,352	6,084	7,964	16,558
Trustees’ fees and expenses	2,201	1,550	11,447	2,137	2,759	5,871
Interest expense	—	35,862	4,634	—	—	—
Other	24,977	16,882	71,849	27,220	17,147	8,469
Total Expenses	312,238	154,129	2,100,482	251,198	452,228	944,657
Advisory Fee Waiver (1)	(28,374)	(2,874)	—	—	—	(14,561)
Adviser Expense Reimbursement (2)	(56,870)	(39,239)	(202,164)	(51,682)	(77,761)	(71,001)
Net Expenses	226,994	112,016	1,898,318	199,516	374,467	859,095
NET INVESTMENT INCOME (LOSS)	1,064,836	557,008	8,406,721	386,607	3,114,933	1,491,998

NET REALIZED AND UNREALIZED GAIN (LOSS)
Net Realized Gain (Loss) On:
Investment security transactions (3)	(3,224,022)	1,335,311	3,585,091	220,248	(389,634)	9,609,271
Closed short positions	—	—	(56,360)	—	—	—
Futures contract transactions	—	(49,238)	1,271,084	(28,491)	—	—
Swap transactions	—	(418,084)	(1,846,666)	—	227,076	—
Written option transactions	—	66,534	2,162,308	—	—	—
Foreign currency transactions	—	(338,855)	(1,134,653)	—	1,205,279	64,129
Net Realized Gain (Loss)	(3,224,022)	595,668	3,980,804	191,757	1,042,721	9,673,400

Change In Net Unrealized Appreciation (Depreciation) On:
Investment securities	5,121,268	(696,712)	14,572,739	364,871	7,665,681	5,078,040
Unfunded loan commitments	(1,580)	—	—	—	—	—
Short positions	—	—	(270)	—	—	—
Futures contracts	—	(34,011)	79,731	1,817	—	—
Swaps	—	113,768	(1,674,420)	—	249,222	—
Written options	—	11,818	225,693	—	—	—
Foreign currencies	—	191,275	250,015	—	(2,434,758)	412,536
Change in Net Unrealized Appreciation (Depreciation)	5,119,688	(413,862)	13,453,488	366,688	5,480,145	5,490,576
NET GAIN (LOSS)	1,895,666	181,806	17,434,292	558,445	6,522,866	15,163,976
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$2,960,502	$738,814	$25,841,013	$945,052	$9,637,799	$16,655,974

Foreign taxes withheld on dividends and interest	$—	$—	$23,234	$1,588	$14,441	$46,634

(1)	See Note 6 in Notes to Financial Statements.
(2)	See Note 7B in Notes to Financial Statements.
(3)	Net realized gain (loss) on investment security transactions for the PF Emerging Markets Debt Fund is net of foreign capital gains tax withheld of $9,756.

See Notes to Financial Statements

B-5

PACIFIC FUNDS

STATEMENTS OF OPERATIONS (Continued)

FOR THE SIX-MONTH PERIOD ENDED SEPTEMBER 30, 2016 (Unaudited)

	PF Growth Fund	PF Large-Cap Growth Fund	PF Large-Cap Value Fund	PF Main Street Core Fund	PF Mid-Cap Equity Fund	PF Mid-Cap Growth Fund
INVESTMENT INCOME
Dividends, net of foreign taxes withheld	$520,261	$479,974	$4,145,692	$2,540,099	$893,710	$181,441
Interest, net of foreign taxes withheld	918	1,138	—	—	—	—
Total Investment Income	521,179	481,112	4,145,692	2,540,099	893,710	181,441

EXPENSES
Advisory fees	328,089	489,231	1,204,175	603,999	365,463	113,509
Administration fees	89,479	97,846	277,887	201,333	84,338	24,323
Support services expenses	11,005	13,244	27,659	19,196	15,739	4,966
Custodian fees and expenses	1,828	2,752	3,943	4,938	2,133	869
Shareholder report expenses	4,423	5,209	11,066	7,734	6,351	2,002
Transfer agency out-of-pocket expenses	5,332	6,368	13,378	9,307	7,635	2,408
Legal, audit and tax service fees	9,328	11,093	23,503	16,427	13,472	4,368
Trustees’ fees and expenses	3,294	3,949	8,269	5,744	4,716	1,486
Other	7,098	5,455	9,508	7,719	9,232	4,338
Total Expenses	459,876	635,147	1,579,388	876,397	509,079	158,269
Advisory Fee Waiver (1)	—	(29,354)	—	—	—	(7,473)
Adviser Expense Reimbursement (2)	(42,308)	(48,070)	(97,326)	(71,064)	(59,278)	(20,437)
Net Expenses	417,568	557,723	1,482,062	805,333	449,801	130,359
NET INVESTMENT INCOME (LOSS)	103,611	(76,611)	2,663,630	1,734,766	443,909	51,082

NET REALIZED AND UNREALIZED GAIN (LOSS)
Net Realized Gain (Loss) On:
Investment security transactions	2,904,060	7,372,362	6,191,099	681,842	17,152,109	1,850,019
Futures contract transactions	—	—	—	—	913,582	487,029
Written option transactions	—	—	—	—	—	(19,115)
Foreign currency transactions	(136)	(57)	(1,754)	49	—	(237)
Net Realized Gain (Loss)	2,903,924	7,372,305	6,189,345	681,891	18,065,691	2,317,696

Change In Net Unrealized Appreciation (Depreciation) On:
Investment securities	3,826,505	4,080,616	2,297,093	11,546,537	(5,887,439)	986,450
Written options	—	—	—	—	—	(7,712)
Foreign currencies	—	82	—	(195)	—	—
Change in Net Unrealized Appreciation (Depreciation)	3,826,505	4,080,698	2,297,093	11,546,342	(5,887,439)	978,738
NET GAIN (LOSS)	6,730,429	11,453,003	8,486,438	12,228,233	12,178,252	3,296,434
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$6,834,040	$11,376,392	$11,150,068	$13,962,999	$12,622,161	$3,347,516

Foreign taxes withheld on dividends and interest	$7,424	$13,361	$83,593	$15,288	$457	$—

(1)	See Note 6 in Notes to Financial Statements.
(2)	See Note 7B in Notes to Financial Statements.

See Notes to Financial Statements

B-6

PACIFIC FUNDS

STATEMENTS OF OPERATIONS (Continued)

FOR THE SIX-MONTH PERIOD ENDED SEPTEMBER 30, 2016 (Unaudited)

	PF Mid-Cap Value Fund	PF Small-Cap Growth Fund	PF Small-Cap Value Fund	PF Emerging Markets Fund	PF International Large-Cap Fund	PF International Small-Cap Fund
INVESTMENT INCOME
Dividends, net of foreign taxes withheld	$1,753,133	$44,814	$889,055	$1,767,399	$4,817,774	$1,544,464
Interest, net of foreign taxes withheld	—	—	—	9,984	3,606	—
Total Investment Income	1,753,133	44,814	889,055	1,777,383	4,821,380	1,544,464

EXPENSES
Advisory fees	682,874	64,483	567,530	671,035	1,227,365	332,511
Administration fees	146,330	16,121	113,506	125,819	216,594	58,678
Support services expenses	23,143	3,103	18,049	10,332	26,454	10,398
Custodian fees and expenses	2,679	708	2,293	114,728	49,509	29,295
Shareholder report expenses	9,238	1,132	7,249	4,202	10,495	4,124
Transfer agency out-of-pocket expenses	11,183	1,454	8,741	5,023	12,744	5,014
Legal, audit and tax service fees	19,768	2,494	15,437	8,923	22,246	8,787
Trustees’ fees and expenses	6,865	915	5,401	3,106	7,892	3,082
Offering expenses	229	—	—	—	—	—
Other	7,545	6,530	8,904	25,070	19,355	7,129
Total Expenses	909,854	96,940	747,110	968,238	1,592,654	459,018
Advisory Fee Waiver (1)	—	—	—	—	—	(6,371)
Adviser Expense Reimbursement (2)	—	(16,337)	(66,074)	(171,384)	(148,696)	(28,710)
Net Expenses	909,854	80,603	681,036	796,854	1,443,958	423,937
NET INVESTMENT INCOME (LOSS)	843,279	(35,789)	208,019	980,529	3,377,422	1,120,527

NET REALIZED AND UNREALIZED GAIN (LOSS)
Net Realized Gain (Loss) On:
Investment security transactions	(413,077)	4,397,242	4,273,329	(4,028,413)	(5,681,574)	5,431,275
Futures contract transactions	891,868	405,914	907,755	(737,603)	—	695,581
Foreign currency transactions	—	—	—	(203,090)	(33,771)	207,840
Net Realized Gain (Loss)	478,791	4,803,156	5,181,084	(4,969,106)	(5,715,345)	6,334,696

Change In Net Unrealized Appreciation (Depreciation) On:
Investment securities (3)	18,092,855	(2,120,918)	8,739,249	20,371,318	16,097,457	(2,346,153)
Foreign currencies	—	—	—	(9,212)	(13,837)	(4,239)
Change in Net Unrealized Appreciation (Depreciation)	18,092,855	(2,120,918)	8,739,249	20,362,106	16,083,620	(2,350,392)
NET GAIN (LOSS)	18,571,646	2,682,238	13,920,333	15,393,000	10,368,275	3,984,304
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$19,414,925	$2,646,449	$14,128,352	$16,373,529	$13,745,697	$5,104,831

Foreign taxes withheld on dividends and interest	$1,519	$—	$2,069	$186,027	$518,744	$176,749

(1)	See Note 6 in Notes to Financial Statements.
(2)	See Note 7B in Notes to Financial Statements.
(3)	Change in net unrealized appreciation (depreciation) on investment securities for the PF Emerging Markets Fund was net of increase in deferred foreign capital gains tax of $125,504.

See Notes to Financial Statements

B-7

PACIFIC FUNDS

STATEMENTS OF OPERATIONS (Continued)

FOR THE SIX-MONTH PERIOD ENDED SEPTEMBER 30, 2016 (Unaudited)

	PF International Value Fund	PF Real Estate Fund	PF Currency Strategies Fund	PF Equity Long/Short Fund	PF Global Absolute Return Fund
INVESTMENT INCOME
Dividends, net of foreign taxes withheld	$3,403,050	$1,080,569	$55,882	$—	$2,896
Interest, net of foreign taxes withheld	—	2,442	92,628	191,347	3,003,782
Total Investment Income	3,403,050	1,083,011	148,510	191,347	3,006,678

EXPENSES
Advisory fees	561,620	320,274	384,966	722,802	403,117
Administration fees	129,604	53,379	88,838	94,279	75,585
Support services expenses	12,991	6,051	12,244	15,295	12,116
Custodian fees and expenses	28,397	815	7,263	6,835	61,820
Shareholder report expenses	5,161	2,421	4,994	6,178	4,815
Transfer agency out-of-pocket expenses	6,268	2,926	5,963	7,424	5,848
Legal, audit and tax service fees	10,988	5,136	10,368	12,942	10,060
Trustees’ fees and expenses	3,881	1,810	3,656	4,859	3,598
Offering expenses	—	—	—	2,749	—
Interest expense	—	—	—	—	22,124
Other	10,185	3,836	3,019	25,717	20,985
Total Expenses	769,095	396,648	521,311	899,080	620,068
Advisory Fee Waiver (1)	—	—	—	(94,279)	—
Adviser Expense Reimbursement (2)	(77,871)	(22,995)	—	—	(68,852)
Net Expenses	691,224	373,653	521,311	804,801	551,216
NET INVESTMENT INCOME (LOSS)	2,711,826	709,358	(372,801)	(613,454)	2,455,462

NET REALIZED AND UNREALIZED GAIN (LOSS)
Net Realized Gain (Loss) On:
Investment security transactions (3)	(5,517,799)	1,273,265	(593,211)	9,819	(1,330,668)
Futures contract transactions	(371,476)	—	—	6,183,048	(386,025)
Swap transactions	—	—	—	5,343,285	(370,244)
Written options transactions	—	—	—	—	775,591
Foreign currency transactions	1,340,498	—	4,540,523	979,413	(5,840,200)
Net Realized Gain (Loss)	(4,548,777)	1,273,265	3,947,312	12,515,565	(7,151,546)

Change In Net Unrealized Appreciation (Depreciation) On:
Investment securities	7,310,889	(84,951)	(828,289)	(29,402)	4,969,218
Short positions	—	—	—	—	(3,055)
Futures contracts	—	—	—	(1,040,196)	126,511
Swaps	—	—	—	(7,288,566)	951,743
Written options	—	—	—	—	(153,740)
Foreign currencies	(558,077)	—	5,374,983	(1,107,003)	3,431,512
Change in Net Unrealized Appreciation (Depreciation)	6,752,812	(84,951)	4,546,694	(9,465,167)	9,322,189
NET GAIN (LOSS)	2,204,035	1,188,314	8,494,006	3,050,398	2,170,643
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$4,915,861	$1,897,672	$8,121,205	$2,436,944	$4,626,105

Foreign taxes withheld on dividends and interest	$396,476	$—	$—	$—	$—

(1)	See Note 6 in Notes to Financial Statements.
(2)	See Note 7B in Notes to Financial Statements.
(3)	Net realized gain (loss) on investment security transactions for the PF Global Absolute Return Fund is net of foreign capital gains tax withheld of $44,585.

See Notes to Financial Statements

B-8

PACIFIC FUNDS

STATEMENTS OF CHANGES IN NET ASSETS

	Six-Month Period Ended September 30, 2016 (1)	Year Ended March 31, 2016	Six-Month Period Ended September 30, 2016 (1)	Year Ended March 31, 2016	Six-Month Period Ended September 30, 2016 (1)	Year Ended March 31, 2016
	PF Floating Rate Loan Fund		PF Inflation Managed Fund		PF Managed Bond Fund
OPERATIONS
Net investment income (loss)	$1,064,836	$3,838,414	$557,008	$1,760,338	$8,406,721	$12,156,640
Net realized gain (loss)	(3,224,022)	(1,568,845)	595,668	(3,680,024)	3,980,804	6,996,383
Change in net unrealized appreciation (depreciation)	5,119,688	(4,255,892)	(413,862)	331,051	13,453,488	(14,782,041)
Net Increase (Decrease) in Net Assets Resulting from Operations	2,960,502	(1,986,323)	738,814	(1,588,635)	25,841,013	4,370,982
DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS
Net investment income - Class P	—	(4,102,066)	—	—	—	(10,290,929)
Net realized gains - Class P	—	—	—	—	—	(14,324,419)
Net Decrease from Dividends and Distributions to Shareholders	—	(4,102,066)	—	—	—	(24,615,348)
CAPITAL SHARE TRANSACTIONS
Proceeds from sale of shares - Class P	3,667,112	2,328,122	322,493	4,646,365	524,905,522	14,775,062
Dividends and distribution reinvestments - Class P	—	4,102,066	—	—	—	24,615,348
Cost of shares repurchased - Class P	(78,483,387)	(47,699,671)	(40,033,919)	(77,021,620)	(57,786,081)	(241,650,488)
Net Increase (Decrease) in Net Assets from Capital Share Transactions	(74,816,275)	(41,269,483)	(39,711,426)	(72,375,255)	467,119,441	(202,260,078)
NET INCREASE (DECREASE) IN NET ASSETS	(71,855,773)	(47,357,872)	(38,972,612)	(73,963,890)	492,960,454	(222,504,444)
NET ASSETS
Beginning of Year or Period	79,766,378	127,124,250	52,190,284	126,154,174	421,377,095	643,881,539
End of Year or Period	$7,910,605	$79,766,378	$13,217,672	$52,190,284	$914,337,549	$421,377,095
Undistributed/Accumulated Net Investment Income (Loss)	$1,936,551	$871,715	$702,737	$145,729	$14,731,954	$6,325,233

	PF Short Duration Bond Fund		PF Emerging Markets Debt Fund		PF Comstock Fund
OPERATIONS
Net investment income (loss)	$386,607	$1,257,465	$3,114,933	$8,053,702	$1,491,998	$4,071,430
Net realized gain (loss)	191,757	(239,317)	1,042,721	(11,272,339)	9,673,400	17,201,693
Change in net unrealized appreciation (depreciation)	366,688	(582,849)	5,480,145	7,718,086	5,490,576	(39,078,900)
Net Increase (Decrease) in Net Assets Resulting from Operations	945,052	435,299	9,637,799	4,499,449	16,655,974	(17,805,777)
DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS
Net investment income - Class P	—	(1,592,671)	—	(112,217)	—	(5,679,637)
Net realized gains - Class P	—	—	—	—	—	(25,998,618)
Net Decrease from Dividends and Distributions to Shareholders	—	(1,592,671)	—	(112,217)	—	(31,678,255)
CAPITAL SHARE TRANSACTIONS
Proceeds from sale of shares - Class P	69,493,009	2,163,697	2,569,514	9,943,024	12,097,735	17,178,131
Dividends and distribution reinvestments - Class P	—	1,592,671	—	112,217	—	31,678,255
Cost of shares repurchased - Class P	(56,675,611)	(140,033,868)	(68,077,009)	(68,291,870)	(60,077,520)	(54,306,069)
Net Increase (Decrease) in Net Assets from Capital Share Transactions	12,817,398	(136,277,500)	(65,507,495)	(58,236,629)	(47,979,785)	(5,449,683)
NET INCREASE (DECREASE) IN NET ASSETS	13,762,450	(137,434,872)	(55,869,696)	(53,849,397)	(31,323,811)	(54,933,715)
NET ASSETS
Beginning of Year or Period	75,899,250	213,334,122	108,161,283	162,010,680	214,771,431	269,705,146
End of Year or Period	$89,661,700	$75,899,250	$52,291,587	$108,161,283	$183,447,620	$214,771,431
Undistributed/Accumulated Net Investment Income (Loss)	$684,975	$298,368	$757,887	($2,357,046)	$3,478,731	$1,986,733

(1)	Unaudited.

See Notes to Financial Statements

B-9

PACIFIC FUNDS

STATEMENTS OF CHANGES IN NET ASSETS (Continued)

	Six-Month Period Ended September 30, 2016 (1)	Year Ended March 31, 2016	Six-Month Period Ended September 30, 2016 (1)	Year Ended March 31, 2016	Six-Month Period Ended September 30, 2016 (1)	Year Ended March 31, 2016
	PF Growth Fund		PF Large-Cap Growth Fund		PF Large-Cap Value Fund
OPERATIONS
Net investment income (loss)	$103,611	$142,844	($76,611)	($262,408)	$2,663,630	$4,590,991
Net realized gain (loss)	2,903,924	4,804,267	7,372,305	9,571,072	6,189,345	19,732,624
Change in net unrealized appreciation (depreciation)	3,826,505	(1,773,022)	4,080,698	(11,767,523)	2,297,093	(28,077,857)
Net Increase (Decrease) in Net Assets Resulting from Operations	6,834,040	3,174,089	11,376,392	(2,458,859)	11,150,068	(3,754,242)
DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS
Net investment income - Class P	—	(616,981)	—	—	—	(4,585,247)
Net realized gains - Class P	—	(5,369,917)	—	(19,104,058)	—	(23,915,342)
Net Decrease from Dividends and Distributions to Shareholders	—	(5,986,898)	—	(19,104,058)	—	(28,500,589)
CAPITAL SHARE TRANSACTIONS
Proceeds from sale of shares - Class P	18,229,201	12,728,671	15,229,022	17,679,799	140,060,043	24,816,651
Dividends and distribution reinvestments - Class P	—	5,986,898	—	19,104,058	—	28,500,589
Cost of shares repurchased - Class P	(29,478,099)	(41,098,260)	(55,051,164)	(63,420,009)	(38,969,077)	(65,494,832)
Net Increase (Decrease) in Net Assets from Capital Share Transactions	(11,248,898)	(22,382,691)	(39,822,142)	(26,636,152)	101,090,966	(12,177,592)
NET INCREASE (DECREASE) IN NET ASSETS	(4,414,858)	(25,195,500)	(28,445,750)	(48,199,069)	112,241,034	(44,432,423)
NET ASSETS
Beginning of Year or Period	122,697,525	147,893,025	150,938,713	199,137,782	299,970,624	344,403,047
End of Year or Period	$118,282,667	$122,697,525	$122,492,963	$150,938,713	$412,211,658	$299,970,624
Undistributed/Accumulated Net Investment Income (Loss)	$128,676	$25,065	($83,419)	($6,808)	$3,766,327	$1,102,697

	PF Main Street Core Fund		PF Mid-Cap Equity Fund		PF Mid-Cap Growth Fund
OPERATIONS
Net investment income (loss)	$1,734,766	$2,884,671	$443,909	$2,470,031	$51,082	$216,736
Net realized gain (loss)	681,891	21,947,862	18,065,691	1,480,965	2,317,696	2,172,665
Change in net unrealized appreciation (depreciation)	11,546,342	(17,196,188)	(5,887,439)	(11,504,888)	978,738	(9,467,213)
Net Increase (Decrease) in Net Assets Resulting from Operations	13,962,999	7,636,345	12,622,161	(7,553,892)	3,347,516	(7,077,812)
DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS
Net investment income - Class P	—	(2,885,953)	—	(1,965,042)	—	(104,146)
Net realized gains - Class P	—	(35,252,835)	—	(14,265,599)	—	(5,613,608)
Net Decrease from Dividends and Distributions to Shareholders	—	(38,138,788)	—	(16,230,641)	—	(5,717,754)
CAPITAL SHARE TRANSACTIONS
Proceeds from sale of shares - Class P	101,925,055	22,398,161	365,676	2,030,218	335,292	1,758,665
Dividends and distribution reinvestments - Class P	—	38,138,788	—	16,230,641	—	5,717,754
Cost of shares repurchased - Class P	(21,980,650)	(89,172,638)	(108,791,394)	(43,022,595)	(47,538,618)	(21,903,458)
Net Increase (Decrease) in Net Assets from Capital Share Transactions	79,944,405	(28,635,689)	(108,425,718)	(24,761,736)	(47,203,326)	(14,427,039)
NET INCREASE (DECREASE) IN NET ASSETS	93,907,404	(59,138,132)	(95,803,557)	(48,546,269)	(43,855,810)	(27,222,605)
NET ASSETS
Beginning of Year or Period	211,674,624	270,812,756	169,594,584	218,140,853	58,766,611	85,989,216
End of Year or Period	$305,582,028	$211,674,624	$73,791,027	$169,594,584	$14,910,801	$58,766,611
Undistributed/Accumulated Net Investment Income (Loss)	$2,163,411	$428,645	$1,128,198	$684,289	$328,680	$277,598

(1)	Unaudited.

See Notes to Financial Statements

B-10

PACIFIC FUNDS

STATEMENTS OF CHANGES IN NET ASSETS (Continued)

	Six-Month Period Ended September 30, 2016 (1)	Year/Period Ended March 31, 2016	Six-Month Period Ended September 30, 2016 (1)	Year Ended March 31, 2016	Six-Month Period Ended September 30, 2016 (1)	Year Ended March 31, 2016
	PF Mid-Cap Value Fund (2)		PF Small-Cap Growth Fund		PF Small-Cap Value Fund
OPERATIONS
Net investment income (loss)	$843,279	$2,261,292	($35,789)	($314,173)	$208,019	$621,459
Net realized gain (loss)	478,791	(6,220,931)	4,803,156	(1,063,878)	5,181,084	(2,241,069)
Change in net unrealized appreciation (depreciation)	18,092,855	(2,638,505)	(2,120,918)	(11,180,886)	8,739,249	(2,203,827)
Net Increase (Decrease) in Net Assets Resulting from Operations	19,414,925	(6,598,144)	2,646,449	(12,558,937)	14,128,352	(3,823,437)
DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS
Net investment income - Class P	—	(1,349,467)	—	—	—	(295,333)
Net realized gains - Class P	—	—	—	(6,615,823)	—	(1,116,470)
Net Decrease from Dividends and Distributions to Shareholders	—	(1,349,467)	—	(6,615,823)	—	(1,411,803)
CAPITAL SHARE TRANSACTIONS
Proceeds from sale of shares - Class P	6,446,995	273,457,147	419,609	13,539,783	2,605,949	72,068,525
Dividends and distribution reinvestments - Class P	—	1,349,467	—	6,615,823	—	1,411,803
Cost of shares repurchased - Class P	(116,296,909)	(15,891,043)	(35,950,924)	(42,515,875)	(95,686,018)	(14,722,065)
Net Increase (Decrease) in Net Assets from Capital Share Transactions	(109,849,914)	258,915,571	(35,531,315)	(22,360,269)	(93,080,069)	58,758,263
NET INCREASE (DECREASE) IN NET ASSETS	(90,434,989)	250,967,960	(32,884,866)	(41,535,029)	(78,951,717)	53,523,023
NET ASSETS
Beginning of Year or Period	250,967,960	—	42,195,893	83,730,922	199,324,399	145,801,376
End of Year or Period	$160,532,971	$250,967,960	$9,311,027	$42,195,893	$120,372,682	$199,324,399
Undistributed/Accumulated Net Investment Income (Loss)	$1,749,314	$906,035	($68,273)	($32,484)	$782,181	$574,162

	PF Emerging Markets Fund		PF International Large-Cap Fund		PF International Small-Cap Fund
OPERATIONS
Net investment income (loss)	$980,529	$1,160,253	$3,377,422	$3,155,913	$1,120,527	$1,711,951
Net realized gain (loss)	(4,969,106)	(18,678,978)	(5,715,345)	(3,609,384)	6,334,696	(1,749,070)
Change in net unrealized appreciation (depreciation)	20,362,106	611,815	16,083,620	(30,044,537)	(2,350,392)	248,170
Net Increase (Decrease) in Net Assets Resulting from Operations	16,373,529	(16,906,910)	13,745,697	(30,498,008)	5,104,831	211,051
DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS
Net investment income - Class P	—	(1,160,519)	—	(2,882,307)	—	(3,640,853)
Net realized gains - Class P	—	—	—	—	—	(1,499,499)
Net Decrease from Dividends and Distributions to Shareholders	—	(1,160,519)	—	(2,882,307)	—	(5,140,352)
CAPITAL SHARE TRANSACTIONS
Proceeds from sale of shares - Class P	110,250,491	52,300,891	19,891,144	146,247,322	4,362,349	9,639,231
Dividends and distribution reinvestments - Class P	—	1,160,519	—	2,882,307	—	5,140,352
Cost of shares repurchased - Class P	(59,423,297)	(55,586,125)	(43,001,070)	(46,784,559)	(84,294,278)	(18,785,208)
Net Increase (Decrease) in Net Assets from Capital Share Transactions	50,827,194	(2,124,715)	(23,109,926)	102,345,070	(79,931,929)	(4,005,625)
NET INCREASE (DECREASE) IN NET ASSETS	67,200,723	(20,192,144)	(9,364,229)	68,964,755	(74,827,098)	(8,934,926)
NET ASSETS
Beginning of Year or Period	118,049,469	138,241,613	289,863,222	220,898,467	118,558,237	127,493,163
End of Year or Period	$185,250,192	$118,049,469	$280,498,993	$289,863,222	$43,731,139	$118,558,237
Undistributed/Accumulated Net Investment Income (Loss)	($513,370)	($1,493,899)	$4,055,347	$677,925	$791,757	($328,770)

(1)	Unaudited.
(2)	PF Mid-Cap Value Fund commenced operations on July 29, 2015.

See Notes to Financial Statements

B-11

PACIFIC FUNDS

STATEMENTS OF CHANGES IN NET ASSETS (Continued)

	Six-Month Period Ended September 30, 2016 (1)	Year/Period Ended March 31, 2016	Six-Month Period Ended September 30, 2016 (1)	Year Ended March 31, 2016	Six-Month Period Ended September 30, 2016 (1)	Year Ended March 31, 2016
	PF International Value Fund		PF Real Estate Fund		PF Currency Strategies Fund
OPERATIONS
Net investment income (loss)	$2,711,826	$2,626,636	$709,358	$1,417,277	($372,801)	($1,105,650)
Net realized gain (loss)	(4,548,777)	(9,436,419)	1,273,265	2,180,037	3,947,312	3,855,282
Change in net unrealized appreciation (depreciation)	6,752,812	(11,080,157)	(84,951)	(343,299)	4,546,694	(3,239,562)
Net Increase (Decrease) in Net Assets Resulting from Operations	4,915,861	(17,889,940)	1,897,672	3,254,015	8,121,205	(489,930)
DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS
Net investment income - Class P	—	(2,279,281)	—	(1,010,714)	—	(2,682,631)
Net realized gains - Class P	—	—	—	(4,842,696)	—	—
Net Decrease from Dividends and Distributions to Shareholders	—	(2,279,281)	—	(5,853,410)	—	(2,682,631)
CAPITAL SHARE TRANSACTIONS
Proceeds from sale of shares - Class P	64,267,290	40,520,023	10,987,226	23,253,133	23,864,622	6,782,211
Dividends and distribution reinvestments - Class P	—	2,279,281	—	5,853,410	—	2,682,631
Cost of shares repurchased - Class P	(22,580,154)	(24,523,113)	(13,570,575)	(5,276,790)	(71,597,763)	(66,613,675)
Net Increase (Decrease) in Net Assets from Capital Share Transactions	41,687,136	18,276,191	(2,583,349)	23,829,753	(47,733,141)	(57,148,833)
NET INCREASE (DECREASE) IN NET ASSETS	46,602,997	(1,893,030)	(685,677)	21,230,358	(39,611,936)	(60,321,394)
NET ASSETS
Beginning of Year or Period	140,760,026	142,653,056	70,716,532	49,486,174	127,250,798	187,572,192
End of Year or Period	$187,363,023	$140,760,026	$70,030,855	$70,716,532	$87,638,862	$127,250,798
Undistributed/Accumulated Net Investment Income (Loss)	$3,608,786	$896,960	$1,115,671	$406,313	$4,324,410	$4,697,211

	PF Equity Long/Short Fund (2)		PF Global Absolute Return Fund
OPERATIONS
Net investment income (loss)	($613,454)	($1,807,551)	$2,455,462	$6,649,125
Net realized gain (loss)	12,515,565	15,979,567	(7,151,546)	(2,373,213)
Change in net unrealized appreciation (depreciation)	(9,465,167)	15,417,103	9,322,189	(6,028,971)
Net Increase (Decrease) in Net Assets Resulting from Operations	2,436,944	29,589,119	4,626,105	(1,753,059)
DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS
Net investment income - Class P	—	(23,876,574)	—	(11,762,214)
Net realized gains - Class P	—	—	—	—
Net Decrease from Dividends and Distributions to Shareholders	—	(23,876,574)	—	(11,762,214)
CAPITAL SHARE TRANSACTIONS
Proceeds from sale of shares - Class P	3,704,616	166,889,425	28,041,796	27,895,423
Dividends and distribution reinvestments - Class P	—	23,876,574	—	11,762,214
Cost of shares repurchased - Class P	(96,415,995)	(28,891,808)	(74,488,445)	(72,024,048)
Net Increase (Decrease) in Net Assets from Capital Share Transactions	(92,711,379)	161,874,191	(46,446,649)	(32,366,411)
NET INCREASE (DECREASE) IN NET ASSETS	(90,274,435)	167,586,736	(41,820,544)	(45,881,684)
NET ASSETS
Beginning of Year or Period	167,586,736	—	131,773,825	177,655,509
End of Year or Period	$77,312,301	$167,586,736	$89,953,281	$131,773,825
Undistributed/Accumulated Net Investment Income (Loss)	($2,492,665)	($1,879,211)	$6,062,389	$3,606,927

(1)	Unaudited.
(2)	PF Equity Long/Short Fund commenced operations on April 27, 2015.

See Notes to Financial Statements

B-12

PACIFIC FUNDS

STATEMENT OF CASH FLOWS (1)

FOR THE SIX-MONTH PERIOD ENDED SEPTEMBER 30, 2016 (Unaudited)

PF Inflation Managed Fund
CASH FLOWS FROM OPERATING ACTIVITIES (2):
Net increase (decrease) in net assets from operations	$738,814
Adjustments to reconcile net increase (decrease) in net assets from operations to net cash provided by (used in) operating activities:
Purchases of long-term securities	(39,154,914)
Proceeds from disposition of long-term securities	89,268,412
Proceeds (purchases) of short-term securities, net	17,823
Proceeds (purchases) from foreign currency transactions	(1,592)
(Increase) decrease in dividends and interest receivable	91,200
(Increase) decrease in receivable for securities sold	233,997
(Increase) decrease in receivable due from adviser	(574)
(Increase) decrease in prepaid expenses and other assets	4,427
(Increase) decrease in variation margin	(203,879)
(Increase) decrease in swap premiums	(15,030)
Increase (decrease) in payable for securities purchased	(484,965)
Increase (decrease) in payable for due to custodian	65
Increase (decrease) in payable due to brokers	(270,000)
Increase (decrease) in accrued advisory fees	(12,512)
Increase (decrease) in accrued administration fees	(4,939)
Increase (decrease) in accrued support services expenses	(1,010)
Increase (decrease) in accrued custodian fees and expenses	508
Increase (decrease) in accrued transfer agency out-of-pocket expenses	454
Increase (decrease) in accrued legal, audit and tax service fees	(2,112)
Increase (decrease) in accrued trustees’ fees and expenses and deferred compensation	29
Increase (decrease) in accrued other payable	(2,878)
Change in net unrealized (appreciation) depreciation on investment securities	696,712
Change in net unrealized (appreciation) depreciation on swaps (3)	37,116
Change in net unrealized (appreciation) depreciation on written options	(11,818)
Change in net unrealized (appreciation) depreciation on foreign currencies	(191,275)
Net realized (gain) loss on investment security transactions	(1,335,311)
Net realized (gain) loss on written option transactions	(66,534)
Net realized gain (loss) on foreign currency	338,855
Net amortization on investments	97,271
Net cash provided by (used in) operating activities	49,766,340

CASH FLOWS FROM FINANCING ACTIVITIES:
Proceeds from shares sold	321,255
Payment of shares redeemed	(40,059,584)
Increase (decrease) in payable for reverse repurchase agreement	984,438
Increase (decrease) in payable for sale-buyback financing transactions	(11,387,534)
Net cash provided by (used in) financing activities	(50,141,425)

NET INCREASE (DECREASE) IN CASH AND FOREIGN CURRENCY	(375,085)

CASH AND FOREIGN CURRENCY (4):
Beginning of Period	690,246
End of Period	$315,161

(1)	Information on financial transactions which have been settled through the receipt or disbursement of cash is presented in the Statement of Cash Flows. The cash amounts shown in the Statement of Cash Flows are the amount included within the Statements of Assets and Liabilities and include cash and foreign currency, if any, on hand at the custodian bank and do not include any short-term investments. The PF Inflation Managed Fund has not met the exemption criteria under the Financial Accounting Standards Board Accounting Standards Codification Topic 230, Statement of Cash Flows, and therefore includes a Statement of Cash Flows. All other funds have met the exemption criteria.
(2)	Interest paid by the PF Inflation Managed Fund was $35,862.
(3)	Excludes centrally cleared swaps included in variation margin.
(4)	Includes cash (segregated for derivative instruments) of $285,929.

See Notes to Financial Statements

B-13

PACIFIC FUNDS

FINANCIAL HIGHLIGHTS

Selected per share, ratios and supplemental data for each year or period ended, were as follows:

Fund	Selected Per Share Data									Ratios to Average Net Assets			Supplemental Data
		Investment Operations			Distributions
For the Year or Period Ended	Net Asset Value, Beginning of Year or Period	Net Investment Income (Loss) (1)	Net Realized and Unrealized Gain (Loss)	Total	Net Investment Income	Capital Gains		Total	Net Asset Value, End of Year or Period	Expenses Before Reductions (2)	Expenses After Reductions (2), (3)	Net Investment Income (Loss) (2)	Total Returns (4)	Net Assets, End of Year or Period (in thousands)	Portfolio Turnover Rates
PF Floating Rate Loan Fund
4/1/2016 - 9/30/2016 (5)	$9.14	$0.18	$0.16	$0.34	$—	$—		$—	$9.48	1.10%	0.80%	3.75%	3.72%	$7,911	37%
4/1/2015 - 3/31/2016	9.87	0.41	(0.66)	(0.25)	(0.48)	—		(0.48)	9.14	1.02%	0.80%	4.21%	(2.40%)	79,766	47%
4/1/2014 - 3/31/2015	10.05	0.36	(0.19)	0.17	(0.35)	(0.00	)(6)	(0.35)	9.87	1.03%	0.80%	3.55%	1.78%	127,124	69%
4/1/2013 - 3/31/2014	10.24	0.38	(0.04)	0.34	(0.38)	(0.15)		(0.53)	10.05	1.02%	0.80%	3.73%	3.39%	123,116	73%
4/1/2012 - 3/31/2013	10.10	0.46	0.18	0.64	(0.47)	(0.03)		(0.50)	10.24	1.03%	0.80%	4.45%	6.40%	110,204	94%
4/1/2011 - 3/31/2012	10.12	0.43	(0.06)	0.37	(0.39)	—		(0.39)	10.10	1.04%	0.80%	4.33%	3.80%	112,088	45%
PF Inflation Managed Fund
4/1/2016 - 9/30/2016 (5)	$8.73	$0.17	$0.07	$0.24	$—	$—		$—	$8.97	1.07%	0.78%	3.88%	2.75%	$13,218	93%
4/1/2015 - 3/31/2016	8.80	0.20	(0.27)	(0.07)	—	—		—	8.73	0.79%	0.64%	2.36%	(0.80%)	52,190	89%
4/1/2014 - 3/31/2015	8.84	0.06	0.15	0.21	(0.25)	—		(0.25)	8.80	0.68%	0.58%	0.68%	2.38%	126,154	139%
4/1/2013 - 3/31/2014	9.73	0.07	(0.78)	(0.71)	(0.04)	(0.14)		(0.18)	8.84	0.64%	0.56%	0.83%	(7.40%)	185,765	36%
4/1/2012 - 3/31/2013	10.79	0.21	0.52	0.73	(0.51)	(1.28)		(1.79)	9.73	0.69%	0.58%	1.95%	6.79%	164,281	111%
4/1/2011 - 3/31/2012	10.53	0.31	0.85	1.16	(0.40)	(0.50)		(0.90)	10.79	0.67%	0.56%	2.83%	11.11%	287,956	372%
PF Managed Bond Fund
4/1/2016 - 9/30/2016 (5)	$10.57	$0.13	$0.31	$0.44	$—	$—		$—	$11.01	0.61%	0.55%	2.44%	4.16%	$914,338	146%
4/1/2015 - 3/31/2016	11.06	0.28	(0.16)	0.12	(0.25)	(0.36)		(0.61)	10.57	0.64%	0.55%	2.58%	1.31%	421,377	370%
4/1/2014 - 3/31/2015	10.76	0.15	0.52	0.67	(0.17)	(0.20)		(0.37)	11.06	0.63%	0.55%	1.37%	6.32%	643,882	578%
4/1/2013 - 3/31/2014	11.11	0.13	(0.27)	(0.14)	(0.15)	(0.06)		(0.21)	10.76	0.63%	0.55%	1.16%	(1.22%)	579,753	530%
4/1/2012 - 3/31/2013	10.86	0.20	0.55	0.75	(0.35)	(0.15)		(0.50)	11.11	0.66%	0.56%	1.75%	6.85%	565,285	495%
4/1/2011 - 3/31/2012	10.75	0.25	0.15	0.40	(0.29)	—		(0.29)	10.86	0.67%	0.55%	2.33%	4.02%	486,215	519%
PF Short Duration Bond Fund
4/1/2016 - 9/30/2016 (5)	$9.84	$0.05	$0.08	$0.13	$—	$—		$—	$9.97	0.69%	0.55%	1.07%	1.32%	$89,662	151%
4/1/2015 - 3/31/2016	10.01	0.12	(0.09)	0.03	(0.20)	—		(0.20)	9.84	0.65%	0.55%	1.18%	0.35%	75,899	98%
4/1/2014 - 3/31/2015	10.05	0.11	(0.02)	0.09	(0.13)	—		(0.13)	10.01	0.64%	0.55%	1.11%	0.88%	213,334	60%
4/1/2013 - 3/31/2014	10.12	0.10	(0.04)	0.06	(0.13)	—		(0.13)	10.05	0.64%	0.55%	1.02%	0.64%	229,189	43%
4/1/2012 - 3/31/2013	10.07	0.11	0.08	0.19	(0.14)	(0.00	)(6)	(0.14)	10.12	0.65%	0.55%	1.08%	1.86%	223,601	63%
4/1/2011 - 3/31/2012	10.04	0.11	0.05	0.16	(0.12)	(0.01)		(0.13)	10.07	0.68%	0.55%	1.14%	1.62%	155,368	150%
PF Emerging Markets Debt Fund
4/1/2016 - 9/30/2016 (5)	$9.14	$0.37	$0.73	$1.10	$—	$—		$—	$10.24	1.13%	0.94%	7.78%	12.04%	$52,292	42%
4/1/2015 - 3/31/2016	8.89	0.61	(0.35)	0.26	(0.01)	—		(0.01)	9.14	1.07%	0.94%	6.91%	2.93%	108,161	80%
4/1/2014 - 3/31/2015	9.69	0.50	(0.95)	(0.45)	(0.35)	—		(0.35)	8.89	1.08%	0.94%	5.20%	(4.73%)	162,011	105%
4/1/2013 - 3/31/2014	10.53	0.47	(0.90)	(0.43)	(0.32)	(0.09)		(0.41)	9.69	1.06%	0.94%	4.71%	(3.92%)	130,516	116%
6/29/2012 - 3/31/2013	10.00	0.37	0.46	0.83	(0.27)	(0.03)		(0.30)	10.53	1.17%	0.94%	4.67%	8.24%	85,846	61%
PF Comstock Fund
4/1/2016 - 9/30/2016 (5)	$13.66	$0.11	$1.08	$1.19	$—	$—		$—	$14.85	0.97%	0.89%	1.54%	8.71%	$183,448	10%
4/1/2015 - 3/31/2016	17.07	0.27	(1.46)	(1.19)	(0.36)	(1.86)		(2.22)	13.66	0.96%	0.89%	1.73%	(7.54%)	214,771	16%
4/1/2014 - 3/31/2015	17.61	0.22	1.07	1.29	(0.37)	(1.46)		(1.83)	17.07	0.96%	0.89%	1.25%	7.22%	269,705	21%
4/1/2013 - 3/31/2014	14.40	0.25	3.11	3.36	(0.15)	—		(0.15)	17.61	0.97%	0.89%	1.53%	23.36%	308,598	14%
4/1/2012 - 3/31/2013	12.47	0.19	1.91	2.10	(0.17)	—		(0.17)	14.40	0.97%	0.89%	1.51%	16.96%	261,671	35%
4/1/2011 - 3/31/2012	12.13	0.17	0.32	0.49	(0.15)	—		(0.15)	12.47	0.99%	0.89%	1.47%	4.22%	207,330	24%
PF Growth Fund
4/1/2016 - 9/30/2016 (5)	$18.82	$0.02	$1.10	$1.12	$—	$—		$—	$19.94	0.77%	0.70%	0.17%	5.95%	$118,283	20%
4/1/2015 - 3/31/2016	19.30	0.02	0.43	0.45	(0.09)	(0.84)		(0.93)	18.82	0.76%	0.70%	0.11%	2.17%	122,698	35%
4/1/2014 - 3/31/2015	17.33	0.05	2.19	2.24	(0.13)	(0.14)		(0.27)	19.30	0.76%	0.70%	0.30%	12.96%	147,893	39%
4/1/2013 - 3/31/2014	13.93	0.03	3.47	3.50	(0.10)	—		(0.10)	17.33	0.79%	0.70%	0.20%	25.15%	101,285	76%
4/1/2012 - 3/31/2013	13.12	0.08	0.90	0.98	(0.17)	—		(0.17)	13.93	0.86%	0.70%	0.63%	7.53%	48,611	72%
4/1/2011 - 3/31/2012	12.42	0.06	0.71	0.77	(0.07)	—		(0.07)	13.12	0.85%	0.70%	0.54%	6.26%	108,140	84%
PF Large-Cap Growth Fund
4/1/2016 - 9/30/2016 (5)	$9.24	($0.01)	$0.84	$0.83	$—	$—		$—	$10.07	0.97%	0.86%	(0.12%)	8.98%	$122,493	39%
4/1/2015 - 3/31/2016	10.71	(0.02)	(0.17)	(0.19)	—	(1.28)		(1.28)	9.24	0.96%	0.86%	(0.15%)	(2.67%)	150,939	83%
4/1/2014 - 3/31/2015	10.28	(0.02)	1.51	1.49	—	(1.06)		(1.06)	10.71	0.96%	0.86%	(0.16%)	14.84%	199,138	100%
4/1/2013 - 3/31/2014	10.40	(0.01)	2.41	2.40	(0.02)	(2.50)		(2.52)	10.28	0.97%	0.84%	(0.06%)	23.58%	172,613	163%
4/1/2012 - 3/31/2013	10.30	0.03	0.70	0.73	—	(0.63)		(0.63)	10.40	0.99%	0.81%	0.31%	7.66%	142,398	131%
4/1/2011 - 3/31/2012	9.23	(0.02)	1.25	1.23	—	(0.16)		(0.16)	10.30	1.00%	0.88%	(0.26%)	13.65%	129,222	76%

See Notes to Financial Statements	See explanation of references, if any, on B-16

B-14

PACIFIC FUNDS

FINANCIAL HIGHLIGHTS (Continued)

Selected per share, ratios and supplemental data for each year or period ended, were as follows:

Fund	Selected Per Share Data								Ratios to Average Net Assets			Supplemental Data
		Investment Operations			Distributions
For the Year or Period Ended	Net Asset Value, Beginning of Year or Period	Net Investment Income (Loss) (1)	Net Realized and Unrealized Gain (Loss)	Total	Net Investment Income	Capital Gains	Total	Net Asset Value, End of Year or Period	Expenses Before Reductions (2)	Expenses After Reductions (2), (3)	Net Investment Income (Loss) (2)	Total Returns (4)	Net Assets, End of Year or Period (in thousands)	Portfolio Turnover Rates
PF Large-Cap Value Fund
4/1/2016 - 9/30/2016 (5)	$14.78	$0.11	$0.45	$0.56	$—	$—	$—	$15.34	0.85%	0.80%	1.44%	3.79%	$412,212	7%
4/1/2015 - 3/31/2016	16.46	0.23	(0.43)	(0.20)	(0.22)	(1.26)	(1.48)	14.78	0.86%	0.80%	1.45%	(1.29%)	299,971	10%
4/1/2014 - 3/31/2015	16.71	0.23	1.36	1.59	(0.38)	(1.46)	(1.84)	16.46	0.86%	0.80%	1.37%	9.40%	344,403	13%
4/1/2013 - 3/31/2014	13.96	0.36	2.62	2.98	(0.23)	—	(0.23)	16.71	0.86%	0.80%	2.33%	21.41%	380,372	13%
4/1/2012 - 3/31/2013	12.31	0.23	1.66	1.89	(0.24)	—	(0.24)	13.96	0.87%	0.80%	1.80%	15.54%	324,085	26%
4/1/2011 - 3/31/2012	11.59	0.22	0.71	0.93	(0.21)	—	(0.21)	12.31	0.89%	0.80%	1.96%	8.21%	262,917	20%
PF Main Street Core Fund
4/1/2016 - 9/30/2016 (5)	$12.16	$0.08	$0.67	$0.75	$—	$—	$—	$12.91	0.65%	0.60%	1.29%	6.17%	$305,582	17%
4/1/2015 - 3/31/2016	14.26	0.17	0.26	0.43	(0.16)	(2.37)	(2.53)	12.16	0.66%	0.60%	1.27%	2.87%	211,675	50%
4/1/2014 - 3/31/2015	14.85	0.16	1.51	1.67	(0.14)	(2.12)	(2.26)	14.26	0.66%	0.60%	1.06%	11.36%	270,813	46%
4/1/2013 - 3/31/2014	12.20	0.13	2.65	2.78	(0.13)	—	(0.13)	14.85	0.67%	0.60%	0.99%	22.84%	257,575	66%
4/1/2012 - 3/31/2013	11.26	0.14	0.96	1.10	(0.16)	—	(0.16)	12.20	0.68%	0.60%	1.21%	9.93%	212,428	60%
4/1/2011 - 3/31/2012	10.13	0.10	1.11	1.21	(0.08)	—	(0.08)	11.26	0.70%	0.60%	1.00%	12.12%	193,538	48%
PF Mid-Cap Equity Fund
4/1/2016 - 9/30/2016 (5)	$10.63	$0.04	$0.97	$1.01	$—	$—	$—	$11.64	0.91%	0.80%	0.79%	9.50%	$73,791	57%
4/1/2015 - 3/31/2016	12.15	0.15	(0.59)	(0.44)	(0.12)	(0.96)	(1.08)	10.63	0.86%	0.80%	1.34%	(3.79%)	169,595	184%
4/1/2014 - 3/31/2015	12.84	0.05	0.80	0.85	(0.03)	(1.51)	(1.54)	12.15	0.86%	0.80%	0.40%	7.44%	218,141	172%
4/1/2013 - 3/31/2014	11.00	0.04	2.84	2.88	(0.06)	(0.98)	(1.04)	12.84	0.87%	0.80%	0.36%	26.82%	171,357	114%
4/1/2012 - 3/31/2013	10.29	0.06	0.72	0.78	(0.07)	—	(0.07)	11.00	0.90%	0.80%	0.65%	7.63%	138,416	191%
4/1/2011 - 3/31/2012	10.46	0.05	(0.18)	(0.13)	(0.04)	—	(0.04)	10.29	0.89%	0.80%	0.51%	(1.17%)	165,168	102%
PF Mid-Cap Growth Fund
4/1/2016 - 9/30/2016 (5)	$7.11	$0.01	$0.47	$0.48	$—	$—	$—	$7.59	0.98%	0.80%	0.32%	6.75%	$14,911	8%
4/1/2015 - 3/31/2016	8.71	0.03	(0.89)	(0.86)	(0.01)	(0.73)	(0.74)	7.11	0.91%	0.80%	0.32%	(10.01%)	58,767	43%
4/1/2014 - 3/31/2015	8.17	0.01	0.92	0.93	(0.01)	(0.38)	(0.39)	8.71	0.91%	0.80%	0.08%	11.57%	85,989	35%
4/1/2013 - 3/31/2014	8.58	(0.01)	1.93	1.92	(0.01)	(2.32)	(2.33)	8.17	0.93%	0.83%	(0.09%)	23.39%	90,804	135%
4/1/2012 - 3/31/2013	8.87	0.05	(0.03)	0.02	(0.02)	(0.29)	(0.31)	8.58	1.00%	0.85%	0.60%	0.61%	61,557	48%
4/1/2011 - 3/31/2012	10.28	(0.02)	(0.28)	(0.30)	(0.05)	(1.06)	(1.11)	8.87	0.98%	0.85%	(0.21%)	(1.08%)	73,586	27%
PF Mid-Cap Value Fund
4/1/2016 - 9/30/2016 (5)	$9.72	$0.04	$0.89	$0.93	$—	$—	$—	$10.65	0.93%	0.93%	0.86%	9.57%	$160,533	19%
7/29/2015 - 3/31/2016	10.00	0.09	(0.32)	(0.23)	(0.05)	—	(0.05)	9.72	0.93%	0.93%	1.34%	(2.30%)	250,968	32%
PF Small-Cap Growth Fund
4/1/2016 - 9/30/2016 (5)	$9.80	($0.02)	$1.29	$1.27	$—	$—	$—	$11.07	0.90%	0.75%	(0.33%)	12.86%	$9,311	55%
4/1/2015 - 3/31/2016	14.80	(0.07)	(3.18)	(3.25)	—	(1.75)	(1.75)	9.80	0.82%	0.75%	(0.51%)	(23.59%)	42,196	229%
4/1/2014 - 3/31/2015	15.54	(0.05)	1.20	1.15	—	(1.89)	(1.89)	14.80	0.82%	0.75%	(0.35%)	8.36%	83,731	264%
4/1/2013 - 3/31/2014	13.29	(0.04)	2.67	2.63	(0.02)	(0.36)	(0.38)	15.54	0.83%	0.75%	(0.28%)	19.90%	59,921	84%
4/1/2012 - 3/31/2013	11.86	0.03	1.40	1.43	—	—	—	13.29	0.90%	0.75%	0.21%	12.06%	50,898	92%
4/1/2011 - 3/31/2012	11.90	(0.03)	(0.01)	(0.04)	—	—	—	11.86	0.93%	0.75%	(0.31%)	(0.34%)	36,370	67%
PF Small-Cap Value Fund
4/1/2016 - 9/30/2016 (5)	$10.14	$0.01	$0.95	$0.96	$—	$—	$—	$11.10	0.99%	0.90%	0.27%	9.47%	$120,373	26%
4/1/2015 - 3/31/2016	10.45	0.03	(0.27)	(0.24)	(0.01)	(0.06)	(0.07)	10.14	0.96%	0.90%	0.33%	(2.29%)	199,324	55%
4/1/2014 - 3/31/2015	13.55	0.07	1.17	1.24	(0.14)	(4.20)	(4.34)	10.45	0.96%	0.90%	0.55%	11.55%	145,801	140%
4/1/2013 - 3/31/2014	12.15	0.20	1.98	2.18	(0.16)	(0.62)	(0.78)	13.55	0.97%	0.90%	1.52%	18.13%	147,702	41%
4/1/2012 - 3/31/2013	10.58	0.22	1.52	1.74	(0.17)	—	(0.17)	12.15	1.00%	0.90%	2.08%	16.72%	125,647	38%
4/1/2011 - 3/31/2012	10.60	0.16	(0.05)	0.11	(0.13)	—	(0.13)	10.58	1.02%	0.90%	1.59%	1.19%	86,152	21%
PF Emerging Markets Fund
4/1/2016 - 9/30/2016 (5)	$12.09	$0.07	$1.08	$1.15	$—	$—	$—	$13.24	1.15%	0.95%	1.17%	9.68%	$185,250	44%
4/1/2015 - 3/31/2016	13.58	0.10	(1.47)	(1.37)	(0.12)	—	(0.12)	12.09	1.23%	0.95%	0.84%	(10.09%)	118,049	65%
4/1/2014 - 3/31/2015	14.75	0.12	(0.71)	(0.59)	(0.19)	(0.39)	(0.58)	13.58	1.23%	0.95%	0.81%	(4.15%)	138,242	40%
4/1/2013 - 3/31/2014	14.22	0.09	0.83	0.92	(0.10)	(0.29)	(0.39)	14.75	1.27%	0.95%	0.59%	6.43%	153,333	31%
4/1/2012 - 3/31/2013	13.55	0.08	0.68	0.76	(0.09)	—	(0.09)	14.22	1.36%	0.95%	0.62%	5.60%	110,810	40%
4/1/2011 - 3/31/2012	14.68	0.14	(0.95)	(0.81)	(0.07)	(0.25)	(0.32)	13.55	1.49%	0.95%	1.09%	(5.15%)	85,483	30%

See Notes to Financial Statements	See explanation of references, if any, on B-16

B-15

PACIFIC FUNDS

FINANCIAL HIGHLIGHTS (Continued)

Selected per share, ratios and supplemental data for each year or period ended, were as follows:

Fund	Selected Per Share Data								Ratios to Average Net Assets			Supplemental Data
		Investment Operations			Distributions
For the Year or Period Ended	Net Asset Value, Beginning of Year or Period	Net Investment Income (Loss) (1)	Net Realized and Unrealized Gain (Loss)	Total	Net Investment Income	Capital Gains	Total	Net Asset Value, End of Year or Period	Expenses Before Reductions (2)	Expenses After Reductions (2), (3)	Net Investment Income (Loss) (2)	Total Returns (4)	Net Assets, End of Year or Period (in thousands)	Portfolio Turnover Rates
PF International Large-Cap Fund
4/1/2016 - 9/30/2016 (5)	$16.69	$0.20	$0.65	$0.85	$—	$—	$—	$17.54	1.10%	1.00%	2.34%	5.09%	$280,499	9%
4/1/2015 - 3/31/2016	18.50	0.20	(1.85)	(1.65)	(0.16)	—	(0.16)	16.69	1.10%	1.00%	1.17%	(8.93%)	289,863	24%
4/1/2014 - 3/31/2015	18.46	0.29	0.01	0.30	(0.26)	—	(0.26)	18.50	1.10%	1.00%	1.56%	1.70%	220,898	41%
4/1/2013 - 3/31/2014	16.48	0.22	1.97	2.19	(0.21)	—	(0.21)	18.46	1.10%	1.00%	1.23%	13.28%	240,522	14%
4/1/2012 - 3/31/2013	15.12	0.23	1.40	1.63	(0.27)	—	(0.27)	16.48	1.13%	1.00%	1.55%	10.88%	198,963	28%
4/1/2011 - 3/31/2012	15.37	0.22	(0.30)	(0.08)	(0.17)	—	(0.17)	15.12	1.17%	1.00%	1.52%	(0.32%)	203,944	24%
PF International Small-Cap Fund
4/1/2016 - 9/30/2016 (5)	$10.27	$0.15	$0.53	$0.68	$—	$—	$—	$10.95	1.17%	1.08%	2.86%	6.62%	$43,731	29%
4/1/2015 - 3/31/2016	10.69	0.15	(0.12)	0.03	(0.32)	(0.13)	(0.45)	10.27	1.11%	1.08%	1.37%	0.22%	118,558	51%
1/14/2015 - 3/31/2015	10.00	0.03	0.66	0.69	—	—	—	10.69	1.24%	1.08%	1.34%	6.90%	127,493	8%
PF International Value Fund
4/1/2016 - 9/30/2016 (5)	$8.35	$0.13	$0.18	$0.31	$—	$—	$—	$8.66	0.89%	0.80%	3.14%	3.71%	$187,363	34%
4/1/2015 - 3/31/2016	9.51	0.16	(1.19)	(1.03)	(0.13)	—	(0.13)	8.35	0.92%	0.80%	1.80%	(10.87%)	140,760	73%
4/1/2014 - 3/31/2015	10.33	0.22	(0.65)	(0.43)	(0.39)	—	(0.39)	9.51	0.91%	0.80%	2.19%	(4.07%)	142,653	87%
4/1/2013 - 3/31/2014	9.10	0.39	1.08	1.47	(0.24)	—	(0.24)	10.33	0.91%	0.80%	3.89%	16.15%	176,541	54%
4/1/2012 - 3/31/2013	8.62	0.20	0.51	0.71	(0.23)	—	(0.23)	9.10	0.94%	0.80%	2.30%	8.26%	146,550	66%
4/1/2011 - 3/31/2012	9.51	0.26	(0.89)	(0.63)	(0.26)	—	(0.26)	8.62	1.02%	0.80%	3.06%	(6.20%)	111,119	63%
PF Real Estate Fund
4/1/2016 - 9/30/2016 (5)	$15.99	$0.16	$0.28	$0.44	$—	$—	$—	$16.43	1.11%	1.05%	1.99%	2.75%	$70,031	10%
4/1/2015 - 3/31/2016	16.87	0.36	0.15	0.51	(0.23)	(1.16)	(1.39)	15.99	1.12%	1.05%	2.33%	3.61%	70,717	26%
4/1/2014 - 3/31/2015	14.19	0.22	3.11	3.33	(0.31)	(0.34)	(0.65)	16.87	1.11%	1.05%	1.41%	23.69%	49,486	34%
4/1/2013 - 3/31/2014	13.67	0.21	0.54	0.75	(0.23)	—	(0.23)	14.19	1.12%	1.05%	1.52%	5.61%	73,828	18%
4/1/2012 - 3/31/2013	12.59	0.17	1.08	1.25	(0.17)	—	(0.17)	13.67	1.16%	1.05%	1.35%	9.98%	60,138	23%
4/1/2011 - 3/31/2012	11.46	0.13	1.08	1.21	(0.08)	—	(0.08)	12.59	1.18%	1.05%	1.13%	10.62%	52,679	24%
PF Currency Strategies Fund
4/1/2016 - 9/30/2016 (5)	$9.75	($0.03)	$0.59	$0.56	$—	$—	$—	$10.31	0.88%	0.88%	(0.63%)	5.74%	$87,639	0%
4/1/2015 - 3/31/2016	9.92	(0.08)	0.11	0.03	(0.20)	—	(0.20)	9.75	0.86%	0.86%	(0.78%)	0.35%	127,251	82%
4/1/2014 - 3/31/2015	9.41	(0.07)	0.79	0.72	(0.21)	—	(0.21)	9.92	0.86%	0.86%	(0.76%)	7.69%	187,572	141%
4/1/2013 - 3/31/2014	10.32	(0.07)	(0.52)	(0.59)	(0.32)	—	(0.32)	9.41	0.89%	0.85%	(0.68%)	(5.98%)	131,023	49%
12/7/2012 - 3/31/2013	10.00	(0.02)	0.34	0.32	—	—	—	10.32	0.94%	0.85%	(0.69%)	3.20%	118,643	49%
PF Equity Long/Short Fund
4/1/2016 - 9/30/2016 (5)	$10.31	($0.05)	$0.44	$0.39	$—	$—	$—	$10.70	1.43%	1.28%	(0.98%)	3.88%	$77,312	0%
4/27/2015 - 3/31/2016	10.00	(0.12)	2.09	1.97	(1.66)	—	(1.66)	10.31	1.42%	1.27%	(1.21%)	20.01%	167,587	0%
PF Global Absolute Return Fund
4/1/2016 - 9/30/2016 (5)	$9.04	$0.23	$0.19	$0.42	$—	$—	$—	$9.46	1.23%	1.09%	4.87%	4.65%	$89,953	61%
4/1/2015 - 3/31/2016	10.03	0.47	(0.61)	(0.14)	(0.85)	—	(0.85)	9.04	1.17%	1.08%	4.87%	(1.46%)	131,774	127%
4/1/2014 - 3/31/2015	9.69	0.48	0.39	0.87	(0.53)	—	(0.53)	10.03	1.21%	1.10%	4.82%	9.13%	177,656	132%
4/1/2013 - 3/31/2014	10.19	0.36	(0.65)	(0.29)	(0.20)	(0.01)	(0.21)	9.69	1.36%	1.18%	3.64%	(2.80%)	198,360	115%
12/7/2012 - 3/31/2013	10.00	0.07	0.13	0.20	(0.01)	—	(0.01)	10.19	1.20%	1.06%	2.25%	1.96%	171,925	38%

(1)	Net investment income (loss) per share has been calculated using the average shares method.
(2)	The ratios are annualized for periods of less than one full year.
(3)	The ratios of expenses after expense reductions to average net assets are after advisory fee waivers and adviser expense reimbursements, if any, as discussed in Note 6 and Note 7B, respectively, in Notes to the Financial Statements.
(4)	The total returns include reinvestment of all dividends and capital gains distribution, if any. Total returns are not annualized for periods less than one full year.
(5)	Unaudited for the six-month period ended September 30, 2016.
(6)	Reflects an amount rounding to less than $0.01 per share.

See Notes to Financial Statements

B-16

PACIFIC FUNDS

NOTES TO FINANCIAL STATEMENTS

(Unaudited)

1. ORGANIZATION

Pacific Funds Series Trust (which may be referred to as “Pacific Funds” or the “Trust”) is registered under the Investment Company Act of 1940 (“1940 Act”), as amended, as an open-end, management investment company and is organized as a Delaware statutory trust. Pacific Life Fund Advisors LLC (“PLFA” or the “Investment Adviser”) serves as investment adviser to the Trust. As of September 30, 2016, the Trust was comprised of forty-two separate funds, twenty-four of which are presented in these financial statements (each individually a “Fund”, and collectively the “Funds”). All of the Funds listed in the table below (collectively known as the “PF Underlying Funds”) offer Class P shares only, which are sold at net asset value:

PF Underlying Funds
PF Floating Rate Loan Fund	PF Large-Cap Value Fund	PF International Large-Cap Fund
PF Inflation Managed Fund	PF Main Street® Core Fund	PF International Small-Cap Fund
PF Managed Bond Fund	PF Mid-Cap Equity Fund	PF International Value Fund
PF Short Duration Bond Fund	PF Mid-Cap Growth Fund	PF Real Estate Fund
PF Emerging Markets Debt Fund	PF Mid-Cap Value Fund	PF Absolute Return Fund
PF Comstock Fund	PF Small-Cap Growth Fund (renamed PF Developing Growth Fund effective October 31, 2016)	PF Currency Strategies Fund
PF Growth Fund	PF Small-Cap Value Fund	PF Equity Long/Short Fund
PF Large-Cap Growth Fund	PF Emerging Markets Fund	PF Global Absolute Return Fund

Presently, only the following Fund of Funds, the Investment Adviser, and certain of its affiliates can invest in Class P shares of the PF Underlying Funds, Pacific FundsSM Floating Rate Income, Pacific FundsSM Core Income, Pacific FundsSM High Income, and Pacific FundsSM Small-Cap Growth.

Fund of Funds
Pacific FundsSM Portfolio Optimization Conservative*	Pacific FundsSM Portfolio Optimization Growth*
Pacific FundsSM Portfolio Optimization Moderate-Conservative*	Pacific FundsSM Portfolio Optimization Aggressive-Growth*
Pacific FundsSM Portfolio Optimization Moderate*	Pacific FundsSM Diversified Alternatives

*	These Funds are collectively known as the “Portfolio Optimization Funds”.

There is a separate semi-annual report containing the financial statements for the Portfolio Optimization Funds, Pacific Funds Diversified Alternatives, Pacific Funds Floating Rate Income, Pacific Funds Core Income, Pacific Funds High Income and Pacific Funds Small-Cap Growth, which is available without charge. For information on how to obtain the semi-annual report for these Funds, see the Where to Go for More Information section of this report on page D-3.

On September 21, 2016, the Trust’s Board of Trustees approved plans of liquidation for the PF Floating Rate Loan and PF Absolute Return Funds. All outstanding shares in PF Absolute Return Fund were fully redeemed by the applicable Portfolio Optimization Funds and Pacific Funds Diversified Alternatives (collectively, the “Fund of Funds”) on August 3, 2016. The PF Absolute Return Fund held no assets and had no liabilities as of September 30, 2016. No investments were made by the applicable Fund of Funds subsequent to that date; therefore no financial information for that Fund is presented in this report. PF Floating Rate Loan Fund has not yet liquidated as of the date of this report.

2. SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of the significant accounting policies followed by the Trust in the preparation of its financial statements in conformity with accounting principles generally accepted in the United States of America (United States Generally Accepted Accounting Principles, or “U.S. GAAP”), which may require management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosures of contingent assets and liabilities at the date of the financial statements and the increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates. Each Fund qualifies as an investment company under U.S. GAAP and follows the accounting and reporting guidance applicable to the Investment Companies Topic of U.S. GAAP.

A. INVESTMENT TRANSACTIONS AND INCOME

Investment transactions are recorded on a trade date basis. Securities purchased or sold on a when-issued or delayed-delivery basis as well as certain loan transactions and mortgage securities (such as Government National Mortgage Association (“GNMA”) securities) may be settled a month or more after the trade date. Dividend income is recorded on the ex-dividend date, except certain dividends from foreign securities, which are recorded as soon as a Fund is informed of the ex-dividend date or upon receipt of the dividend. A Fund’s estimated components of distributions received from real estate investment trusts may be considered income, return of capital distributions or capital gain distributions. Return of capital distributions are recorded as a reduction of cost of the related investments. Interest income, adjusted for amortization of premium and accretion of discount, is recorded daily on an accrual basis. Investment income is recorded net of foreign taxes withheld, if any. A Fund may be subject to foreign taxes on income, gains on investments or currency repatriation, a portion of which may be recoverable. A Fund will accrue such taxes and reclaims as applicable, based upon the current interpretation of tax rules and regulations that exist in the markets in which that Fund invests. Facility fees and other fees (such as origination fees) received from floating rate senior loan notes purchased (see Note 4) by a Fund are amortized over the expected term of each applicable senior loan. Commitment fees received by a Fund relating to

PACIFIC FUNDS

NOTES TO FINANCIAL STATEMENTS (Continued)

(Unaudited)

unfunded senior loan commitments are amortized to income over the period of the commitment. Consent fees, which are compensation for agreeing to changes in the terms of debt instruments, are recorded as interest income when received. Realized gains and losses from investment transactions are recorded on the basis of identified cost. Gains and losses realized on principal paydowns from mortgage-backed and asset-backed securities are recorded as interest income. Litigation settlements on securities that were previously held are recorded as realized gains on investment securities.

B. DISTRIBUTIONS TO SHAREHOLDERS

Each Fund presented in these financial statements distributes all of its net investment income and realized capital gains, if any, to shareholders at least annually, although distributions could occur more often if advantageous to the applicable Fund and its shareholders. Dividends and distributions paid to shareholders are recorded on the ex-dividend date.

C. FOREIGN CURRENCY TRANSLATION

The Trust’s accounting records are maintained in U.S. dollars. The market value of investments and other assets and liabilities, which are denominated in non-U.S. currencies, are translated into U.S. dollars based on the applicable exchange rates at the end of each business day. Purchases and sales of investments and income and expenses, denominated in foreign currencies, are translated into U.S. dollars at the exchange rates in effect on the transaction date.

None of the Funds separately report the effect of changes in foreign exchange rates from changes in market prices of investments held. Such changes are included with the net realized gain or loss and change in net unrealized appreciation or depreciation on investments. Other foreign currency transactions resulting in realized and unrealized gain or loss, if any, are reported separately as net realized gain or loss on foreign currency transactions and change in net unrealized appreciation or depreciation on foreign currencies.

D. ALLOCATION OF INCOME, EXPENSES, GAINS AND LOSSES

Certain Trust expenses directly attributable to a particular Fund are charged to that Fund (such as fund-specific transactional fees, proxies, liquidations, litigation, and organizational/start-up costs). Generally, other Trust expenses are allocated proportionately among all the Funds in relation to the net assets of each Fund.

E. OFFERING COSTS

A new Fund bears all costs (or the applicable pro-rata share if there is more than one new Fund) associated with the offering expenses of the Fund, including legal, printing, and support services (see Notes 6 and 7A). All such costs are amortized as an expense of the new Fund on a straight-line basis over twelve months from commencement of operations.

3. VALUATION AND FAIR VALUE MEASUREMENTS

A. VALUATION POLICY

The Trust’s Board of Trustees (the “Board”) has adopted a policy (“Valuation Policy”) for determining the value of the Trust’s investments each business day. Under the Valuation Policy, the Board has delegated certain functions to the Trustee Valuation Committee (“TVC”) and/or the Valuation Oversight Committee (“VOC”) or its delegate to determine the fair value of certain investments, which includes using third party pricing services. Each valuation committee that values the Funds’ investments does so in accordance with the Valuation Policy. Notes 3B and 3C below describe in greater detail the methodologies used to value each Fund’s investments.

B. NET ASSET VALUE

Each Fund presented in these financial statements is divided into shares. The price per share of a Fund’s shares is called the net asset value (“NAV”). The NAV forms the basis for all transactions involving buying, selling, exchanging or reinvesting shares. Each Fund’s NAV is calculated by taking the total value of a Fund’s assets, subtracting a Fund’s liabilities, and dividing by the total number of shares outstanding.

Each Fund’s NAV is calculated once per day, every day the New York Stock Exchange (“NYSE”) is open, including days when foreign markets and/or bond markets are closed. For purposes of calculating the NAV, the value of investments held by each Fund is generally determined as of the scheduled closing time of the NYSE, which is usually 4:00 p.m. Eastern Time. Information that becomes known to the Trust or its agents after the scheduled close of the NYSE on a particular day will not normally be used to retroactively adjust the price of an investment for that same business day. Such information may include late dividend notifications, legal or regulatory matters, corporate actions, and corrected/adjusted last sales prices or official closing prices from an exchange.

Each Fund’s NAV will not be calculated on days when the NYSE is closed. There may be a delay in calculating the NAV if: (i) the NYSE is closed on a day other than a regular holiday or weekend, (ii) trading on the NYSE is restricted, (iii) an emergency exists (as determined by the U.S. Securities and Exchange Commission (“SEC”)), making the sale of investments or determinations of NAV not practicable, or (iv) the SEC permits a delay for the protection of shareholders.

Certain Funds may hold investments that are primarily listed on foreign exchanges. Because those investments trade on weekends and other days when the Funds do not calculate their NAVs, the value of those investments may change on days when a shareholder will not be able to purchase or redeem shares of those Funds.

C. INVESTMENT VALUATION

The value of each security or other investment is the amount which a Fund might reasonably expect to receive for the investment upon its current sale in the ordinary course of business. For purposes of calculating the NAV, the value of investments held by each Fund is based primarily on pricing data obtained from various sources approved by the Board.

PACIFIC FUNDS

NOTES TO FINANCIAL STATEMENTS (Continued)

(Unaudited)

Domestic Equity Investments

For domestic equity investments (including exchange-traded funds), the Trust generally uses the official closing price or last reported sale price from an exchange as of the scheduled closing time of the NYSE and does not normally take into account trading, clearances or settlements that take place after the scheduled close of the NYSE. Investments for which no official closing price or last reported sales price are reported are generally valued at the mean between the most recent bid and ask prices obtained from approved pricing services, established market makers, or from broker-dealers.

Foreign Equity Investments

For foreign equity investments, the Trust generally uses the official closing price or last reported sale price from the principal foreign exchanges, which may be earlier than the scheduled close of the NYSE. The Trust then may adjust for market events occurring between the close of certain foreign exchanges and the scheduled close of the NYSE. The Trust has retained an independent statistical analysis service approved by the Board to assist in determining the value of certain foreign equity investments. This service utilizes proprietary computer models based on historical performance of markets and other considerations to determine adjustments for market events. Quotations of foreign investments in foreign currencies and those valued using forward currency rates are converted into U.S. dollar equivalents using a foreign exchange quotation from an approved source.

Exchange Traded Futures, Options, and Swaps

Exchange traded futures, options, and swaps are generally valued using the settlement price determined by the relevant exchange. Exchange traded futures, options, and swaps for which no settlement price is reported, are generally valued at the mean between the most recent bid and ask prices obtained from approved pricing services, established market makers, or from broker-dealers.

Over-the-Counter (“OTC”) Investments

OTC investments (including swaps and options) are generally valued by approved pricing services that use evaluated prices from various observable market and other factors. Certain OTC swap agreements are generally valued using industry pricing models, broker quotes or other methodologies pursuant to the Valuation Policy. Forward foreign currency contracts are generally valued using the mean between broker-dealer bid and ask quotations, and foreign currency exchange rates gathered from leading market makers.

Domestic and Foreign Debt Investments

Debt investments are generally valued using the mean between bid and ask prices provided by approved pricing and quotation services, which are based upon evaluated prices determined from various observable market and other factors. Certain debt investments are valued by using a benchmark, matrix, or other pricing methodology approved pursuant to the Valuation Policy.

Investments in Other Investment Companies

Fund investments in other investment companies are valued at their respective NAVs.

Investment Values Determined by a Valuation Committee

The Trust’s Valuation Policy includes methodologies approved for valuing investments in circumstances where market quotations are not readily available. In such circumstances, the Valuation Policy provides that the value of such investments may be determined in accordance with Board approved formulas and methodologies (“Alternate Valuation Methodologies”). Under the Valuation Policy these Alternate Valuation Methodologies may include, among others, amortized cost, the use of broker quotes, the use of purchase prices, and benchmark and matrix pricing. In the event market quotations or Alternate Valuation Methodologies are not readily available or are determined to be unreliable, the value of the investments will be determined in good faith by the TVC, or determined by the VOC or its delegate pursuant to the Valuation Policy and then subsequently submitted for approval or ratification to either the TVC or the Board. Valuations determined by the TVC or the VOC or its delegate may require subjective inputs about the value of such investments. While these valuations are intended to estimate the value a Fund might reasonably expect to receive upon the current sale of the investments in the ordinary course of business, such values may differ from the value that a Fund would actually realize if the investments were sold or values that would be obtained if a different valuation methodology had been used.

Market quotations are considered not readily available if: (i) the market quotations received are deemed unreliable or inaccurate, (ii) approved pricing services do not provide a valuation for a particular investment, or (iii) material events occur after the close of the principal market for a particular investment but prior to the scheduled close of the NYSE.

D. FAIR VALUE MEASUREMENTS AND DISCLOSURES

The Trust characterizes its investments as Level 1, Level 2 or Level 3 based upon the various inputs or methodologies used to value the investments. Under the Valuation Policy, the VOC determines the level in which each investment is characterized. The VOC includes investment, legal, and compliance members of the Trust’s Investment Adviser, accounting members of the Trust’s Administrator (see Note 6), and the Trust’s Chief Compliance Officer (“CCO”). The three-tier hierarchy of inputs is summarized in the three broad levels listed below:

• Level 1 -	Quoted prices (unadjusted) in active markets for identical investments

• Level 2 -	Significant observable market-based inputs, other than Level 1 quoted prices, or unobservable inputs that are corroborated by market data

• Level 3 -	Significant unobservable inputs that are not corroborated by observable market data

The VOC reviews the Valuation Policy periodically (at least annually) to determine the appropriateness of the pricing methodologies used to value each Fund’s investments. The VOC also periodically evaluates how the Trust’s investments are characterized within the three-tier hierarchy and the appropriateness of third party pricing sources. The VOC also periodically (at least annually) conducts back-testing of the value

PACIFIC FUNDS

NOTES TO FINANCIAL STATEMENTS (Continued)

(Unaudited)

of various Level 2 and Level 3 investments to evaluate the effectiveness of the pricing methodologies including the unobservable inputs used to value those investments. Such back-testing includes comparing Level 2 and Level 3 investment values to subsequently available exchange- traded prices, transaction prices, and/or observable vendor prices. All changes to the Valuation Policy are reported to the Board on a quarterly basis with material changes, as determined by the Trust’s CCO, requiring approval by the Board.

The inputs or methodologies used for characterizing each Fund’s investments within the three-tier hierarchy are not necessarily an indication of the relative risks associated with investing in those investments. Foreign equity investments that are valued with the assistance of a statistical research service approved by the Board (as described in Note 3C) and based on significant observable inputs are reflected as Level 2. Changes in valuation techniques may result in transfers into or out of an assigned level within the hierarchy. Transfers between different levels of the fair value hierarchy resulting from such changes are deemed to have occurred as of the end of the reporting period. A summary of each Fund’s investments as of September 30, 2016, as categorized under the three-tier hierarchy of inputs, can be found in the Notes to Schedule of Investments section of each Fund’s Schedule of Investments.

The following is a description of valuation inputs and techniques that the Trust currently utilizes to fair value each major category of assets and liabilities:

Equity Securities (Common and Preferred Stock) and Mutual Funds

Equity securities (foreign or domestic) that are actively traded on a securities exchange are fair valued based on quoted prices from the applicable exchange, and to the extent valuation adjustments are not applied to these securities, they are categorized as Level 1. Equity securities traded on inactive markets and certain foreign equity securities are fair valued using significant other observable inputs which include broker-dealer quotes, recently executed transactions adjusted for changes in the benchmark index, or evaluated price quotes received from pricing vendors that take into account the integrity of the market sector and issuer, the individual characteristics of the security, and information received from broker-dealers and other market sources pertaining to the issuer or security. To the extent that these inputs are observable and timely, the fair values of these securities would be categorized as Level 2; otherwise the fair values would be categorized as Level 3.

Investments in registered mutual funds, including affiliated registered mutual funds, are valued at their respective NAV and are categorized as Level 1.

U.S. Treasury Obligations

U.S. Treasuries are fair valued based on pricing models that evaluate the mean between the most recently published bid and ask price from market data sources. The models also take into consideration yield curves and data received from active market makers and inter-dealer brokers. Yield curves change daily in response to market conditions and are generally obtained from the new issue market and broker-dealer sources. To the extent that these inputs are observable and timely, the fair values of U.S. Treasury obligations would be categorized as Level 2; otherwise the fair values would be categorized as Level 3.

Mortgage-Backed and Asset-Backed Securities

Mortgage-backed securities, including government sponsored enterprises, are fair valued using pricing models based on inputs that include issuer type, coupon, and cash flows, mortgage prepayment projection tables and adjustable rate mortgage evaluations that incorporate index data, periodic and life caps, the next coupon reset date, and the convertibility of the bond. To the extent that these inputs are observable and timely, the fair values of mortgage-backed securities would be categorized as Level 2; otherwise the fair value would be categorized as Level 3.

Asset-backed securities and collateralized mortgage obligations are fair valued using pricing models based on a security’s average life volatility. The models also take into account tranche characteristics such as coupon average life, collateral types, ratings, the issuer and tranche type, underlying collateral and performance of the collateral, and discount margin for certain floating rate issues. To the extent that these inputs are observable and timely, the fair values of asset-backed securities and collateralized mortgage obligations would be categorized as Level 2; otherwise the fair values would be categorized as Level 3.

Municipal Bonds

Municipal bonds are fair valued based on pricing models that take into account, among other factors, information received from market makers and broker-dealers, current trades, bid lists, offerings, market movements, the callability of the bond, state of issuance, benchmark yield curves, and bond insurance. To the extent that these inputs are observable and timely, the fair values of municipal bonds would be categorized as Level 2; otherwise the fair values would be categorized as Level 3.

Foreign Government Bonds and Notes

Foreign government bonds and notes are fair valued based on discounted cash flow models that incorporate option adjusted spreads along with benchmark curves and credit spreads. In addition, international bond markets are monitored daily for information pertaining to the issuer and/or the specific issue. To the extent that these inputs are observable and timely, the fair values of foreign government bonds and notes would be categorized as Level 2; otherwise the fair values would be categorized as Level 3.

Corporate Bonds and Notes and U.S. Government Agency Issues

Corporate bonds held by a Fund are generally comprised of two main categories: investment grade bonds and high yield bonds. Investment grade bonds are reported at fair value using various inputs and techniques, which include broker-dealer quotations, live trading levels, recently executed transactions in securities of the issuer or comparable issuers, issuer credit information, and option-adjusted spread models where applicable. Fair values for high yield bonds are based primarily on broker-dealer quotations from relevant market makers and recently executed transactions in securities of the issuer or comparable issuers. The broker-dealer quotations received are supported by credit analysis of the issuer that takes into consideration credit quality assessments, daily trading activity, and the activity of the underlying equities, listed bonds, and

PACIFIC FUNDS

NOTES TO FINANCIAL STATEMENTS (Continued)

(Unaudited)

sector-specific trends. To the extent that these inputs are observable and timely, the fair values of corporate bonds would be categorized as Level 2; otherwise the fair values would be categorized as Level 3.

U.S. Government Agency Issues are reported at fair value using various inputs and techniques, which include broker-dealer quotations, live trading levels, recently executed transactions in securities of the issuer, issuer credit information, and option-adjusted spread models where applicable. To the extent that these inputs are observable and timely, the fair values of U.S. Government Agency Issues would be categorized as Level 2; otherwise the fair values would be categorized as Level 3.

Futures Contracts

Futures contracts and options on futures contracts that are actively traded on commodity exchanges are fair valued based on quoted prices from the applicable exchange, and to the extent valuation adjustments are not applied to futures contracts, they are categorized as Level 1. To the extent that valuation adjustments are observable and timely, the fair values of futures contracts would be categorized as Level 2; otherwise the fair values would be categorized as Level 3.

Option Contracts

Exchange listed option contracts that are actively traded on securities exchanges are fair valued based on quoted prices from the applicable exchange, and to the extent valuation adjustments are not applied to exchange listed option contracts, they are categorized as Level 1. If valuation adjustments are applied and such adjustments are observable and timely, the fair values of exchange listed option contracts would be categorized as Level 2; otherwise the fair values would be categorized as Level 3. OTC option contracts are fair valued based on either broker- dealer quotations or pricing models that incorporate various inputs such as interest rates, credit spreads, currency exchange rates and volatility measurements for in-the-money, at-the-money, and out-of-the-money contracts based on a given strike price. To the extent that these inputs are observable and timely, the fair values of OTC option contracts would be categorized as Level 2; otherwise the fair values would be categorized as Level 3.

Forward Foreign Currency Contracts

Forward foreign currency contracts are fair valued using various inputs and techniques, which include broker-dealer quotations and foreign currency exchange rates gathered from leading market makers. To the extent that these inputs are observable and timely, the fair values of forward foreign currency contracts would be categorized as Level 2; otherwise the fair values would be categorized as Level 3.

Swap Agreements

Interest Rate Swaps – Interest rate swaps that are actively traded and cleared on a securities exchange or swap execution facility are fair valued based on quoted prices from the applicable exchange and are categorized as Level 2. Interest rate swaps traded over-the-counter are fair valued using pricing models that are based on real-time snap shots of relevant interest rate curves that are built using the most actively traded securities for a given maturity. The pricing models also incorporate cash and money market rates. In addition, market data pertaining to interest rate swaps are monitored regularly to ensure that interest rates are properly depicting the current market rate. To the extent that these inputs are observable and timely, the fair values of interest rate swaps would be categorized as Level 2; otherwise the fair values would be categorized as Level 3.

Credit Default Swaps – Credit default swaps that are actively traded and cleared on a securities exchange or swap execution facility are fair valued based on quoted prices from the applicable exchange and are categorized as Level 2. Credit default swaps traded over-the-counter are fair valued using pricing models that take into account, among other factors, information received from market makers and broker-dealers, default probabilities from index specific credit spread curves, recovery rates, and cash flows. To the extent that these inputs are observable and timely, the fair values of credit default swaps would be categorized as Level 2; otherwise the fair values would be categorized as Level 3.

Total Return Swaps – Total return swaps that are actively traded and cleared on a securities exchange or swap execution facility are fair valued based on quoted prices from the applicable exchange and are categorized as Level 2. Total Return swaps traded over-the-counter are fair valued using pricing models that take into account among other factors, index spread curves, nominal values, modified duration values and cash flows. To the extent that these inputs are observable and timely, the fair values of total return swaps would be categorized as Level 2; otherwise the fair values would be categorized as Level 3.

Total Return Basket Swaps – The value of total return basket swaps are derived from a combination of (i) the net value of the underlying positions, which are valued daily using the last sale or closing price on the principal exchange on which the securities are traded; (ii) financing costs; (iii) the value of dividends or accrued interest; (iv) cash balances within the swap; and (v) other factors, as applicable. To the extent that these inputs are observable and timely, the fair values of total return basket swaps would be categorized as Level 2; otherwise the fair values would be categorized as Level 3.

Volatility Swaps – Volatility swaps traded over-the-counter are fair valued using pricing models that are based on real-time snap shots of relevant discount interest rate curves, volatility inputs, and present value, which are observable from the market and built using the most actively traded securities for a given maturity. In addition, market data pertaining to volatility swaps are monitored regularly to ensure that volatility rates are properly depicting the current volatility rate. To the extent that these inputs are observable and timely, the fair values of volatility swaps would be categorized as Level 2; otherwise the fair values would be categorized as Level 3.

Senior Loan Notes

Floating rate senior loan notes (“Senior Loans”) are fair valued based on a quoted price received from a single broker-dealer or an average of quoted prices received from multiple broker-dealers or valued relative to other benchmark securities when broker-dealer quotes are unavailable. To the extent that these inputs are observable, the fair values of Senior Loans would be categorized as Level 2; otherwise the fair values would be categorized as Level 3.

PACIFIC FUNDS

NOTES TO FINANCIAL STATEMENTS (Continued)

(Unaudited)

Credit-Oriented Investments

For non-publicly traded instruments that represent debt to the Trust, the carrying amount approximates fair value due to the relatively short- term maturity of these financial instruments. The Trust may use market transactions for identical or similar instruments or a market yield approach, which utilizes expected future cash flows that are discounted using estimated current market rates. Discounted cash flow calculations may be adjusted to reflect current market conditions and/or the perceived credit risk of each Fund as applicable. Consideration may also include an evaluation of collateral. To the extent that these inputs are observable and timely, the fair values for credit-oriented investments are categorized as Level 2; otherwise the fair values would be categorized as Level 3.

4. INVESTMENTS AND RISKS

General Investment Risks

An investment in each Fund represents an indirect investment in the assets owned by that Fund. As with any mutual fund, the value of the assets owned by each Fund may move up or down, and as a result, an investment in a Fund at any point in time may be worth more or less than the original amount invested.

A Fund’s transactions in listed securities are settled/paid for upon delivery to or from their counterparties; therefore, the risk of counterparty default for listed securities is considered minimal, as delivery of securities sold is only made once a Fund has received payment. Payment is made on a purchase once the securities have been delivered by the counterparty. The trade will fail if either party fails to meet its obligations.

Market and Regulatory Risks

Events in the financial markets and economy may cause volatility and uncertainty and affect Fund performance. Market events may affect a single issuer, industry, sector, or the market as a whole. In addition, because of interdependencies between markets, events in one market may adversely impact other markets or issuers in which a Fund invests in unforeseen ways. Traditionally liquid investments may experience periods of diminished liquidity. During a general downturn in the financial markets, multiple asset classes may decline in value and a Fund may lose value, regardless of the individual results of the securities and other instruments in which the Fund invests. Governmental and regulatory actions, including tax law changes, may also impair Fund management and have unexpected or adverse consequences on particular markets, strategies, or investments. Future market or regulatory events may impact a Fund in unforeseen ways, such as causing the Fund to alter its existing strategies or potentially, to liquidate and close.

Equity Investments

Stock markets are volatile. Equity investments tend to go up or down in value, sometimes rapidly and unpredictably, in response to many factors, including a company’s historical and prospective earnings, the value of its assets, general economic conditions, interest rates, investor perceptions and market liquidity. Due to the complexities of markets, events in one market or sector may adversely impact other markets or sectors.

Debt Investments

Debt investments are subject to many risks, including, but not limited to, interest rate risk, credit risk, market and regulatory risk, price volatility, and liquidity risk, which may affect their value. There is a risk that an issuer or guarantor of a debt investment might be unable or unwilling to meet its financial obligations and might not make interest or principal payments on an instrument when those payments are due (“default”). Defaults may potentially reduce a Fund’s income or ability to recover amounts due and may reduce the value of the debt investment, sometimes dramatically. High yield/high risk or “junk” securities may be more volatile than higher rated securities. High yield/high risk securities (including loans) are typically issued by companies that are highly leveraged, less creditworthy or financially distressed and are considered to be mostly speculative in nature (high risk), subject to greater liquidity risk, and subject to a greater risk of default than higher rated securities, especially during periods of economic uncertainty or during economic downturns. Debt investments, including bonds, fixed rate loans, and short- term instruments may be affected by changes in interest rates. Debt investments with longer durations tend to be more sensitive to changes in interest rates, making them more volatile than debt investments with shorter durations or floating or adjustable interest rates. The value of debt investments may fall when interest rates rise. Certain debt investments may be difficult to value, purchase, and sell, particularly during adverse market conditions, because there is a limited market for the investment or there are restrictions on resale.

Given the historically low interest rate environment in the U.S., risks associated with rising interest rates are heightened. The negative impact on debt investments from potential interest rate increases could be swift and significant, including falling market values, increased redemptions and reduced liquidity. Substantial redemptions from bond and other income funds may worsen that impact. Additionally, regulations applicable to and changing business practices of broker-dealers that make markets in debt investments may result in those broker-dealers restricting their market making activities for certain debt investments, which may reduce the liquidity and increase the volatility of such debt investments.

Certain asset-backed instruments, such as collateralized debt obligations, collateralized mortgage obligations and other mortgage-related securities, structured investment vehicles, and other debt investments may have exposure to subprime loans or subprime mortgages, which are loans to persons with lower credit ratings. These instruments may present credit risk that is not transparent and that is greater than indicated by their ratings. The value of these instruments may be more acutely affected by downturns in the credit markets or the real estate market than certain other investments, and it may be difficult to value these instruments because of a thin secondary market.

Foreign and Emerging Markets Investments

Exposure to foreign markets can involve additional risks relating to market, economic, political, regulatory, geopolitical, or other conditions. These factors can make foreign investments more volatile and less liquid than U.S. investments. In addition, foreign markets can react differently to these conditions than the U.S. market. Markets and economies throughout the world are becoming increasingly interconnected,

PACIFIC FUNDS

NOTES TO FINANCIAL STATEMENTS (Continued)

(Unaudited)

and conditions or events in one market, country or region may adversely impact investments or issuers in another market, country or region. Investments in or exposure to investments in emerging market countries may be riskier than investments in or exposure to investments in U.S. and certain developed markets.

The Funds may face potential risks associated with the United Kingdom’s vote on June 23, 2016 to leave the European Union (the “EU”), commonly referred to as “Brexit.” There are considerable uncertainties about the repercussions resulting from Brexit, including the impact on trade agreements, regulations, and treaties. Brexit is expected to occur within two years, but the exact time frame is unknown and may change. Brexit may also increase the likelihood that other EU members may decide to leave the EU. These potential consequences may result in increased market volatility and illiquidity in the United Kingdom, the EU and other financial markets, as well as slower economic growth and fluctuations in exchange rates. Any of these events may have a significant adverse effect on global markets and economies, which in turn could negatively impact the value of the Funds’ investments.

The countries listed in the Schedules of Investments for individual investment holdings (each a “Holding”) are each considered the country of risk to which a Holding, and therefore the Fund, is exposed. Each Holding’s country of risk is obtained from a third-party source that uses factors such as reporting currency, sales/revenue and location of management of the Holding’s issuer to determine country of risk. The country of risk may not be exclusive, however, as there may be other countries of risk to which a Holding is exposed that are not disclosed, although the country identified is expected to be the primary country of risk for that Holding. A Holding is generally subject to greater country risk based on where it conducts business or is economically tied to rather than where it is formed or incorporated. Foreign markets risks may include currency risk, market and regulatory risk, liquidity risk, emerging markets risk and geographic focus risk, among other risks.

As of September 30, 2016, the PF Emerging Markets Fund held 83,570 Argentine Peso ($5,441 USD equivalent) restricted foreign cash, which represents cash deposits in Argentina required for entities engaging in activities in Argentina. The Trust has been advised that such cash cannot be withdrawn without the written approval of the Banco Central de la Republica Argentina (“Central Bank of Argentina”) and that, as of September 30, 2016, the Central Bank of Argentina is not providing written approval to withdraw cash for entities not domiciled in Argentina.

Senior Loan Participations and Assignments

Certain Funds may invest in Senior Loans of domestic or foreign corporations, partnerships and other entities (“Borrowers”), the interest rates of which float or adjust periodically based upon a specified adjustment schedule, benchmark indicator, or prevailing interest rates. Senior Loans generally pay interest at rates which are periodically redetermined by reference to a base lending rate plus a premium. These base lending rates generally include prime rates of one or more major U.S. banks, London Interbank Offered Rates (“LIBOR”) or certificates of deposit rates. Senior Loans often require prepayments from excess cash flow or permit the Borrower to repay at its election. The degree to which Borrowers repay cannot be predicted with accuracy. As a result, the actual maturity may be substantially less than the stated maturities. Senior Loans are exempt from registration under the Securities Act of 1933, may contain certain restrictions on resale, and cannot be sold publicly. A Fund’s investments in Senior Loans may be in the form of participations in loans or assignments of all or a portion of loans from third parties.

When a Fund purchases assignments, it acquires all the rights and obligations under the loan agreement of the assigning lender. Assignments may, however, be arranged through private negotiations between potential assignees and potential assignors, and the rights and obligations acquired by the purchaser of an assignment may differ from, and be more limited than those held by the assigning lender.

When a Fund purchases a participation of a Senior Loan interest, the Fund typically enters into a contractual agreement with the lender or other third party selling the participation. A participation interest in Senior Loans includes the right to receive payments of principal, interest, and any fees to which it is entitled from the lender and only upon receipt by the lender of payments from the Borrower, but not from the Borrower directly. When investing in a participation interest, if a Borrower is unable to meet its obligations under a loan agreement, a Fund generally has no right to enforce compliance with the terms of the loan agreement. As a result, the Fund assumes the credit risk of the Borrower, the selling participant, and any other persons that are interpositioned between the Fund and the Borrower. If the lead lender in a typical lending syndicate becomes insolvent, enters Federal Deposit Insurance Corporation (“FDIC”) receivership or, if not FDIC insured, enters into bankruptcy, the Fund may incur certain costs and delays in receiving payment or may suffer a loss of principal and/or interest. As of September 30, 2016, no participation interest in Senior Loans was held by any of the Funds presented in these financial statements.

Inflation-Indexed Bonds

Certain Funds may invest in inflation-indexed bonds. Inflation-indexed bonds are debt securities whose principal value is periodically adjusted to the rate of inflation. The interest rate on these bonds is generally fixed at issuance at a rate lower than typical bonds. Over the life of an inflation-indexed bond, however, interest will be paid based on a principal value, which is adjusted for inflation. Any increase or decrease in the principal amount of an inflation-indexed bond will result in an adjustment to interest income.

Mortgage-Related and Other Asset-Backed Securities

Certain Funds may invest in mortgage-related and other asset-backed securities. These securities include mortgage pass-through securities, collateralized mortgage obligations (“CMOs”), collateralized loan obligations (“CLOs”), mortgage dollar rolls, CMO residuals, stripped mortgage- backed securities (“SMBS”), and other securities that directly or indirectly represent a participation in, or are secured by and payable from, mortgage loans secured by real property. Mortgage-related and other asset-backed securities are debt securities issued by a corporation, trust or custodian, or by a U.S. Government agency or instrumentality, that are collateralized by a pool of mortgages, mortgage pass-through securities, U.S. Government securities or other assets. The value of some mortgage-related and asset-backed securities may be particularly sensitive to changes in prevailing interest rates. Early repayment of principal on some mortgage-related securities may expose a Fund to a lower rate of return upon reinvestment of principal. The value of these securities may fluctuate in response to the market’s perception of the creditworthiness of the issuers. Additionally, although mortgage and mortgage-related securities are generally supported by some form of government or private guarantee and/or insurance, there is no assurance that private guarantors or issuers will meet their obligations.

PACIFIC FUNDS

NOTES TO FINANCIAL STATEMENTS (Continued)

(Unaudited)

SMBS represent a participation in, or are secured by and payable from, mortgage loans on real property, and may be structured in classes with rights to receive varying proportions of principal and interest. SMBS include interest-only securities (“IOs”), which receive all of the interest, and principal-only securities (“POs”), which receive the entire principal. The cash flows and yields on IOs are extremely sensitive to the rate of principal payments (including prepayments) on the underlying mortgage loans. If the underlying mortgages experience higher than anticipated prepayments, an investor in IOs of SMBS may fail to recoup fully its initial investment, even if the IOs are highly rated or are derived from securities guaranteed by the U.S. Government. Unlike other debt and other mortgage-backed securities, the market value of IOs tends to move in the same direction as interest rates. As prepayments on the underlying mortgages of POs increase, the yields on POs increase. Payments received from IOs are recorded as interest income. Because principal will not be received at the maturity of an IO, adjustments are made to the book value of the security on the coupon date until maturity. These adjustments are included in interest income. Payments received from POs are treated as reductions to the cost and par value of the securities. Any excess principal paydown gains or losses associated with the payments received are recorded as interest income.

U.S. Government Securities

Certain Funds may invest in securities issued by U.S. Government agencies or government-sponsored enterprises. U.S. Government securities are obligations of, and in certain cases, guaranteed by the U.S. Government, its agencies or instrumentalities. Some U.S. Government securities, such as Treasury Bills, Treasury Notes, Treasury Bonds, and securities guaranteed by GNMA (or “Ginnie Mae”), are supported by the full faith and credit of the U.S. Government; others, such as those of the Federal Home Loan Bank, are supported by the right of the issuer to borrow from the U.S. Department of the Treasury (the “U.S. Treasury”); others, such as those of the Federal National Mortgage Association (“FNMA” or “Fannie Mae”), are supported by the discretionary authority of the U.S. Government to purchase the agency’s obligations. Securities not backed by the full faith and credit of the U.S. Government may be subject to a greater risk of default. U.S. Government securities may include zero coupon securities, which do not distribute interest on a current basis and tend to be subject to greater risk than interest-paying securities of similar maturities.

Government-related guarantors (i.e., not backed by the full faith and credit of the U.S. Government) include FNMA and the Federal Home Loan Mortgage Corporation (“FHLMC” or “Freddie Mac”). FNMA and FHLMC are government-sponsored corporations, the common stocks of which are owned entirely by private stockholders. FNMA purchases conventional (i.e., not insured or guaranteed by any government agency) residential mortgages from a list of approved seller/servicers which include state and federally chartered savings and loan associations, mutual savings banks, commercial banks and credit unions, and mortgage bankers. Pass-through securities issued by FNMA are guaranteed as to timely payment of principal and interest by FNMA, but are not backed by the full faith and credit of the U.S. Government. FHLMC issues Participation Certificates (“PCs”), which are pass-through securities, each representing an undivided interest in a pool of residential mortgages. FHLMC guarantees the timely payment of interest and ultimate collection of principal, but PCs are not backed by the full faith and credit of the U.S. Government.

When-Issued Securities

Certain Funds may purchase and sell securities on a when-issued basis. These transactions are made conditionally because a security, although authorized, has not yet been issued in the market. A commitment by a Fund is made regarding these transactions to purchase or sell securities for a predetermined price or yield, with payment and delivery taking place beyond the customary settlement period. A Fund may sell when-issued securities before they are delivered, which may result in a capital gain or loss. Risk may arise upon entering these contracts from the potential inability of a counterparty to meet the terms of their contracts, or if the issuer does not issue the securities due to political, economic, or other factors.

Delayed-Delivery Transactions

Certain Funds may purchase or sell securities on a delayed-delivery basis. Payment and delivery may take place after the customary settlement period for that security. The price or yield of the underlying securities is fixed at the time the transaction is negotiated. When delayed- delivery purchases are outstanding, a Fund will set aside, and maintain until the settlement date in a segregated account, liquid assets in an amount sufficient to meet the purchase price. When purchasing a security on a delayed-delivery basis, a Fund assumes the rights and risks of ownership of the security, including the risk of price and yield fluctuations, and takes such fluctuations into account when determining its NAV. A Fund may dispose of or renegotiate a delayed-delivery transaction after it is entered into, and may sell delayed-delivery securities before they are delivered, which may result in a capital gain or loss. When a Fund has sold a security on a delayed-delivery basis, the Fund does not participate in future gains and losses with respect to the security.

Repurchase Agreements

Certain Funds may enter into repurchase agreements with institutions that the Investment Adviser or sub-adviser has determined are creditworthy. Under the terms of a typical repurchase agreement, a Fund takes possession of an underlying security (collateral) subject to an obligation of the seller to repurchase, and a Fund to resell the security at an agreed upon price and time. Repurchase agreements permit a Fund to maintain liquidity and potentially earn income over periods of time that may be as short as overnight. The collateral for all repurchase agreements are held in safekeeping for the benefit of the Funds at the Trust’s custodian, or broker-dealer, or a designated sub-custodian under a tri-party repurchase agreement. All repurchase agreements entered into by a Fund are collateralized with cash or securities of a type that a Fund is permitted to hold. The collateral is evaluated daily to ensure its market value equals or exceeds the current market value of the repurchase agreements, including accrued interest, except in the case of a repurchase agreement entered into for the purposes of selling a security short, where the value of the collateral delivered to a Fund must equal or exceed 95% of the value of the repurchase price during the term of the repurchase agreement. The terms of a repurchase agreement entered into for the purposes of selling a security short may provide that the cash purchase price paid by a Fund is more than the value of the collateral received that it is obligated to return to the counterparty

PACIFIC FUNDS

NOTES TO FINANCIAL STATEMENTS (Continued)

(Unaudited)

under the repurchase agreement. Since in such a transaction, a Fund normally will have used the collateral received to settle the short sale, a Fund will segregate liquid assets equal to the marked to market value of the collateral received that it is obligated to return to the counterparty under the repurchase agreement.

In the event of default on the obligation to repurchase a security held by a Fund as collateral, the Fund has the right to liquidate the security and apply the proceeds to the counterparty’s obligations to a Fund under the repurchase agreement. Upon an event of default under the repurchase agreement, if the seller defaults and the value of the collateral declines or if the seller enters an insolvency proceeding, realization of the collateral by the Fund may be delayed, limited or wholly denied.

Borrowings and Other Financing Transactions

The following disclosures contain information on a Fund’s ability to lend or borrow cash or securities to the extent permitted under the 1940 Act, which may be viewed as borrowing or financing transactions by a Fund. The location and fair value amounts of these instruments are described below. For a detailed description of credit and counterparty risks that can be associated with borrowings and other financing transactions see Note 5.

Reverse Repurchase Agreements – Certain Funds may enter into reverse repurchase agreements. In a reverse repurchase agreement, a Fund sells a security that it holds to a financial institution with an agreement to repurchase the same security at an agreed-upon price and date. Securities sold under reverse repurchase agreements are recorded as a liability. Interest payments made are recorded as a component of interest expense. In periods of increased demand for the security, a Fund may receive a fee for use of the security by the counterparty, which may result in interest income to the Fund. A reverse repurchase agreement involves the risk that the market value of the security sold by a Fund may decline below the repurchase price of the security. A Fund will segregate assets determined to be liquid by the manager or otherwise cover its obligations under reverse repurchase agreements.

Sale-Buybacks Financing Transactions – Certain Funds may enter into transactions referred to as sale-buybacks. A sale-buyback transaction consists of a sale of a security by a Fund to a financial institution, the counterparty, with a simultaneous agreement to repurchase the same or substantially the same security at an agreed-upon price and date. Such transactions are recorded as secured borrowings. A Fund is not entitled to receive principal and interest payments, if any, made on the security sold to the counterparty during the term of the agreement. The agreed- upon proceeds for securities to be repurchased by a Fund are recorded as a liability. A Fund will recognize net income represented by the price differential between the price received for the transferred security and the agreed-upon repurchase price. This is commonly referred to as the price drop. A price drop consists of (i) the foregone interest and inflationary income adjustments, if any, a Fund would have otherwise received had the security not been sold and (ii) the negotiated financing terms between a Fund and counterparty. Foregone interest and inflationary income adjustments, if any, are recorded as components of interest income. Interest payments based upon negotiated financing terms made by the Fund to counterparties are recorded as a component of interest expense. In periods of increased demand for the security, a Fund may receive a fee for use of the security by the counterparty, which may result in interest income to a Fund. A Fund will segregate assets determined to be liquid or otherwise cover its obligations under sale-buyback transactions.

Short Sales – Certain Funds may enter into short sales. A short sale is a transaction in which a Fund sells securities it does not own. A Fund’s use of short sales involves the risk that the price of the security in the open market may be higher when purchased to close out the Fund’s short position, resulting in a loss to the Fund. Such a loss is theoretically unlimited because there is no limit on the potential increase in the price of a security or guarantee as to the price at which the manager would be able to purchase the security in the open market.

When a Fund sells securities short, it must borrow those securities to make delivery to the buyer. The Fund incurs an expense for such borrowing. The Fund may be required to pledge a portion of its assets to the broker as collateral for the borrowed securities. The Fund may not be able to purchase a security that it needs to deliver to close out a short position at an acceptable price. This may result in losses and/or require the Fund to sell long positions before the manager had intended. A Fund may not be able to successfully implement its short sale strategy, which may limit its ability to achieve its investment goal, due to limited availability of desired or eligible securities, the cost of borrowing securities, regulatory changes limiting or barring short sales, or for other reasons. Securities sold in short sale transactions and the interest and dividends payable on such securities, if any, are recorded as a liability.

The use of proceeds received from selling short to purchase additional securities (long positions) results in leverage, which may increase a Fund’s exposure to long positions. Leverage could magnify gains and losses and, therefore, increase a Fund’s volatility.

Segregation and Collateral

If a Fund engages in certain transactions, such as derivative investments, repurchase agreements, or repurchase-to-maturity transactions accounted for as secured borrowings, it may require collateral in the form of cash or investments to be held in segregated accounts at the Trust’s custodian, with an exchange or clearing member firm, or segregated on the Fund’s books and records maintained by the custodian and/ or the manager of the Fund. In each instance that segregation of collateral is required, it is done so in accordance with the 1940 Act and/or any interpretive guidance issued by the SEC. In the event of the counterparty default on the transaction, a Fund has the right to liquidate the collateral and apply the proceeds to the counterparty’s obligations to that Fund. Upon an event of default, if the seller defaults and the value of the collateral declines, or if the seller enters an insolvency proceeding, realization of the collateral by the Fund may be delayed, limited or wholly denied. There is also a possibility that a Fund could experience a delay in selling investments that are segregated as collateral.

5. DERIVATIVE INVESTMENTS AND RISKS, AND ENFORCEABLE MASTER NETTING ARRANGEMENTS

A. PRINCIPAL MARKET RISKS MANAGED BY INVESTING IN DERIVATIVES

Derivative instruments are investments whose values are tied to the value of an underlying security or asset, a group of assets, interest rates, exchange rates, currency or an index. Certain Funds are permitted to invest in derivative instruments, including, but not limited to, futures

PACIFIC FUNDS

NOTES TO FINANCIAL STATEMENTS (Continued)

(Unaudited)

contracts, option contracts, forward foreign currency contracts, and swap agreements. Derivatives may have little or no initial cash investment value relative to their market value exposure and therefore can produce significant gains or losses in excess of their cost. This is sometimes referred to as leverage. Leverage can magnify a Fund’s gains and losses and therefore increase its volatility. A Fund’s investments in derivatives may increase, decrease or change the level or types of exposure to certain risk factors. The primary risks a Fund may attempt to manage through investing in derivative instruments include, but are not limited to, interest rate, foreign investments and currency, price volatility, and credit (including counterparty) risks.

Interest Rate Risk – A Fund may be exposed to interest rate risk through investments in debt securities. Interest rate risk is the risk that debt securities will decline in value as a result of changes in interest rates. For example, the value of bonds, fixed rate loans and short-term money market instruments may decline in value when interest rates rise. In a low interest rate environment, the risks associated with rising interest rates are heightened. Debt securities with longer durations tend to be more sensitive to changes in interest rates, making them more volatile than debt securities with shorter durations or money market instruments. Therefore, duration is a potentially useful tool to measure the sensitivity of a debt security’s yield (market price to interest rate movement). To manage these risks, certain Funds may invest in derivative instruments tied to interest rates.

Foreign Investments and Currency Risk – A Fund may be exposed to foreign investments and/or currency risk through direct investment in securities or through options, futures or currency transactions. The prices of foreign securities that are denominated in foreign currencies are affected by the value of the U.S. dollar. With respect to securities denominated in foreign currencies, in general, as the value of the U.S. dollar rises, the U.S. dollar price of a foreign security will fall. As the value of the U.S. dollar falls, the U.S. dollar value of the foreign security will rise. Currency rates in foreign countries may fluctuate significantly over short periods of time for a number of reasons. Foreign investments may be riskier than U.S. investments for many reasons, including changes in currency exchange rates, unstable political and economic conditions, a lack of adequate and timely company information, differences in the way securities markets operate, relatively lower market liquidity, less stringent financial reporting and accounting guidance and controls, less secure foreign banks or securities depositories than those in the U.S., foreign taxation issues and foreign controls on investments. As a result, a Fund’s investments in foreign currency-denominated securities and other foreign investments may reduce the returns of the Fund. To manage these risks, certain Funds may invest in derivative instruments tied to foreign investments and/or currencies.

Price Volatility Risk – Derivatives tied to equity and debt securities are exposed to potential price volatility. Debt securities are affected by many factors, including prevailing interest rates, market conditions and market liquidity. Volatility of below investment grade debt securities (including loans) may be relatively greater than for investment grade debt securities. Equity securities tend to go up or down in value, sometimes rapidly and unpredictably. The prices of equity securities change in response to many factors, including a company’s historical and prospective earnings, the value of its assets, general economic conditions, interest rates, investor perceptions, and market liquidity. Due to the complexities of markets, events in one market or sector may adversely impact other markets or sectors. To manage these risks, certain Funds may invest in various derivative instruments. Derivative instruments may be used to manage a Fund’s exposure to price volatility risk but may also be subject to greater price volatility than investments in traditional securities. The value of commodity-linked derivative instruments may be affected by changes in overall market movements, commodity index volatility, changes in interest rates, or factors affecting a particular industry or commodity, such as drought, floods, weather, livestock disease, embargoes, tariffs, and international economic, political, and regulatory developments.

Credit and Counterparty Risk – Credit risk is the risk that a debt security’s issuer (or borrower or counterparty) will be unable or unwilling to meet its financial obligations (e.g., may not be able to make principal and/or interest payments when they are due or otherwise default on other financial terms) and/or may go bankrupt. This is also sometimes described as counterparty risk. A Fund may lose money if the issuer or guarantor of debt security, or counterparty of a derivative contract, repurchase or reverse repurchase agreement, or a loan of Fund securities, is unable or unwilling to make timely principal and/or interest payments, or to otherwise honor its obligations. A Fund may attempt to minimize concentrations of credit risk by undertaking transactions with a large number of borrowers or counterparties on recognized and reputable exchanges. A Fund’s investments in debt investments may range in quality from those rated in the lowest category in which it is permitted to invest to those rated in the highest category by a rating agency, or if unrated, determined by the manager to be of comparable quality.

Similar to credit risk, a Fund may be exposed to counterparty risk, or the risk that an institution or other entity with which a Fund has unsettled or open transactions will default. Financial assets of counterparties, which potentially expose a Fund to counterparty risk, consist mainly of cash due from counterparties and investments. Certain managers may attempt to minimize credit risks to the Funds by performing extensive reviews of each counterparty, entering into transactions with counterparties that the manager believes to be creditworthy at the time of the transaction and requiring the posting of collateral in applicable transactions. To manage these risks, certain Funds may invest in derivative instruments tied to a security issuers’ financial strength.

B. DERIVATIVE INVESTMENTS

In addition to managing the market risks described above, certain Funds, if permitted by their investment objectives, may also invest in derivatives for purposes of hedging, duration management, to gain exposure to specific investment opportunities, as a substitute for securities, to enhance returns, or to otherwise help achieve a Fund’s investment goal. Each derivative instrument and the reasons a Fund invested in derivatives during the reporting period are discussed in further detail below.

Futures Contracts – A futures contract is a commitment to buy or sell a specific amount of a financial instrument or commodity at a negotiated price on a specified future date. Futures contracts are subject to the possibility of illiquid markets, and the possibility of an imperfect correlation between the value of the instruments and the underlying securities. Initial margin deposits are made upon entering into futures contracts and can be funded with either cash or securities. During the period a futures contract is open, changes in the value of the contract are recognized as

PACIFIC FUNDS

NOTES TO FINANCIAL STATEMENTS (Continued)

(Unaudited)

unrealized appreciation or depreciation by marking-to-market on a daily basis to reflect the market value of the contract at the end of each day’s trading. Variation margin receivables or payables represent the difference between the change in unrealized appreciation and depreciation on the open contracts and the cash deposits made on the margin accounts. When the contract is closed, a Fund records a realized gain or loss equal to the difference between the proceeds from (or cost of) the closing transaction and the Fund’s cost of the contract. Futures contracts are valued at the settlement price established each day by the board of trade or exchange on which they are traded.

During the reporting period, the following Funds entered into futures contracts for the reasons described: the PF Inflation Managed Fund used futures to manage interest rate risk and yield curve exposures, to manage duration, as a substitute for cash bond exposure, and for purposes of liquidity. The PF Managed Bond Fund used futures contracts to manage interest rate risk exposure, as a substitute for cash bond exposure, and for purposes of liquidity. The PF Short Duration Bond Fund entered into interest rate futures to manage duration and yield curve exposure. The PF Mid-Cap Equity, PF Mid-Cap Growth, PF Mid-Cap Value, PF Small-Cap Growth, PF Small-Cap Value, PF Emerging Markets, PF International Small-Cap, and PF International Value Funds utilized futures to gain market exposure with the cash generated during PLFA’s allocation of assets related to the Funds of Funds. The PF International Value Fund also used futures to gain exposure to the equity markets. The PF Equity Long/Short Fund used futures to gain exposure to equity indices. The PF Global Absolute Return Fund entered into futures contracts to manage duration and interest rate risk, to maintain full exposure to the equity markets, to manage exposure to various securities markets and movements in interest rates, to provide daily liquidity for the Fund’s inflows and outflows, and as a part of the Fund’s investment strategy.

Option Contracts – An option contract is a commitment that gives the purchaser of the contract the right, but not the obligation, to buy or sell an underlying asset at a specific price on or before a specified future date. On the other hand, the writer of an option contract is obligated, upon the exercise of the option, to buy or sell an underlying asset at a specific price on or before a specified future date. A swaption is an option contract granting the owner the right to enter into an underlying swap. Inflation-capped options are options on U.S. inflation rates at a stated strike price. The seller of an inflation-capped option receives an upfront premium and in return the buyer receives the right to receive a payment at the expiration of the option if the cumulative annualized inflation rate over the life of the option is above (for caps) or below (for floors) the stated strike price. The purpose of inflation-capped options is to protect the buyer from inflation erosion above a certain rate on a given notional exposure. A floor can be used to give downside protection to investments in inflation-linked products below a certain rate on a given notional exposure. Writing put options or purchasing call options tends to increase a Fund’s exposure to the underlying instrument. Writing call options or purchasing put options tends to decrease a Fund’s exposure to the underlying instrument. When a Fund writes or purchases a call, put, or inflation-capped option, an amount equal to the premium received or paid by the Fund is recorded as a liability or an investment, respectively, and subsequently adjusted to the current market value, based on the quoted daily settlement price of the option written or purchased. Certain options may be written or purchased with premiums to be determined on a future date. The premiums for these options are based upon implied volatility parameters at specified terms. Premiums received or paid from writing or purchasing options, which expire unexercised, are treated by a Fund on the expiration date as realized gains or losses. The difference between the premium and the amount paid or received on a closing purchase or sale transaction, including brokerage commissions, is also treated as a realized gain or loss. If an option is exercised, the premium paid or realized is added to the cost of the purchase or proceeds from the sale in determining whether the Fund has realized a gain or loss on investment transactions. A Fund, as a writer of an option, may have no control over whether the underlying instrument may be sold (call) or purchased (put) and as a result bears the market risk of an unfavorable change in the price of the underlying written option. In addition, an illiquid market may make it difficult for a Fund to close out an option contract.

The maximum risk of loss associated with writing put options is limited to the exercised fair value of the option contract. The maximum risk of loss associated with writing call options is potentially unlimited. Listed option contracts present minimal counterparty credit risk since they are exchange traded and the exchange’s clearinghouse, as counterparty to all exchange-traded options, guarantees the options against default. A Fund’s maximum risk of loss from counterparty credit risk related to OTC option contracts is limited to the premium paid.

During the reporting period, the following Funds entered into option contracts for the reasons described: the PF Inflation Managed and PF Managed Bond Funds purchased and wrote options and swaptions on futures, currencies, volatility and swaps as a means of capitalizing on anticipated changes in market volatility, to manage duration and yield curve exposure, and to generate income. The PF Inflation Managed and PF Managed Bond Funds also held inflation caps and floors to hedge duration. The PF Mid-Cap Growth Fund purchased and wrote options to gain exposure to certain companies, to generate income, as a liquidity enhancement for entering and existing equity positions, and to hedge market risk on equity investments. The PF Currency Strategies Fund purchased options to hedge risk on currency investments. The PF Global Absolute Return Fund purchased and wrote options to protect gains and to enhance returns.

Forward Foreign Currency Contracts – A forward foreign currency contract (“Forward Contract”) is a commitment to buy or sell a specific amount of a foreign currency at a negotiated price on a specified future date. Forward Contracts can help a Fund manage the risk of changes in currency exchange rates. These contracts are marked-to-market daily at the applicable forward currency translation rates. A Fund records realized gains or losses at the time the Forward Contract is closed. A Forward Contract is extinguished through a closing transaction or upon delivery of the currency or entering an offsetting contract. A Fund’s maximum risk of loss from counterparty credit risk related to Forward Contracts is the fair value of the contract. The risk may be mitigated to some extent if a master netting arrangement between a Fund and the counterparty is in place and to the extent a Fund obtains collateral to cover the Fund’s exposure to the counterparty.

During the reporting period, the following Funds entered into forward foreign currency contracts for the reasons described: the PF Inflation Managed and PF Managed Bond Funds entered into Forward Contracts in connection with settling planned purchases or sales of investments, to hedge and manage the currency exposure associated with some or all of the Funds’ investments, to manage interest rate risk and yield curve exposures, and as part of the investment strategy of these Funds. The PF Emerging Markets Debt Fund entered into Forward Contracts to gain exposure to various markets, for purposes of hedging, and as part of the Fund’s investment strategy. The PF Comstock Fund entered into

PACIFIC FUNDS

NOTES TO FINANCIAL STATEMENTS (Continued)

(Unaudited)

Forward Contracts for risk management purposes to mitigate currency risk and isolate securities selection as the primary driver of performance. The PF International Value Fund entered into Forward Contracts for risk management purposes to manage currency deviations relative to the benchmark. The PF Currency Strategies and PF Equity Long/Short Funds purchased and sold non-deliverable Forward Contracts to gain or increase exposure to various currencies (both long and short positions) for hedging purposes to protect the Funds’ returns against adverse currency movements and as a part of the investment strategy of these Funds. The PF Global Absolute Return Fund entered into Forward Contracts to hedge against currency exposure associated with some or all of the Fund’s investments, to shift foreign currency exposure back to U.S. dollars, to shift investment exposure from one currency to another, to enhance returns, and as a substitute for securities.

Swap Agreements – Swap agreements are bilaterally negotiated agreements between the Funds and their counterparties to exchange swap investment cash flows, assets, foreign currencies or market-linked returns at specified intervals. Swap agreements are privately negotiated in the OTC market or may be executed in a multilateral or other execution facility platform, such as a registered commodities exchange (“centrally cleared swaps”). In connection with these agreements, securities may be identified as collateral in accordance with the terms of the respective swap agreements to provide assets of value and recourse in the event of default or bankruptcy/insolvency. Swaps are marked-to-market daily based upon values received from third party vendors or quotations from market makers. Market values greater than zero are recorded as an asset and market values less than zero are recorded as a liability. The change in value of swaps, including accruals of periodic amounts of interest to be paid or received on swaps, is recorded as unrealized appreciation or depreciation. Daily changes in valuation of centrally cleared swaps, if any, are recorded as variation margin receivable or payable. OTC swap payments received or made at the beginning of the measurement period are recorded as an asset or liability and represent payments made or received upon entering into the swap agreement to compensate for differences between the stated terms of the swap agreement and prevailing market conditions (credit spreads, currency exchange rates, interest rates, and other relevant factors). These upfront payments are recorded as realized gain or loss when the swap is closed. A liquidation payment received or made at the termination of the swap is recorded as realized gain or loss. Net periodic payments received by a Fund are recorded as realized gain.

Interest Rate Swaps – Interest rate swap agreements involve the exchange by a Fund with another party of their respective commitments to pay or receive interest with respect to the notional amount of principal. Certain forms of interest rate swap agreements may include: (i) interest rate caps, under which, in return for a premium, one party agrees to make payments to the other to the extent that interest rates exceed a specified rate, or “cap”, (ii) interest rate floors, under which, in return for a premium, one party agrees to make payments to the other to the extent that interest rates fall below a specified rate, or “floor”, (iii) interest rate collars, under which a party sells a cap and purchases a floor or vice versa in an attempt to protect itself against interest rate movements exceeding given minimum or maximum levels, (iv) callable interest rate swaps, under which the counterparty may terminate the swap transaction in whole at zero cost by a predetermined date and time prior to the maturity date, (v) spreadlocks, which allow the interest rate swap users to lock in the forward differential (or spread) between the interest rate swap rate and a specified benchmark, or (vi) basis swaps, under which two parties can exchange variable interest rates based on different money markets.

A Fund investing in interest rate swaps is subject to the risk that there is no liquid market for these agreements, that the counterparties may default on their obligations to perform or disagree as to the meaning of the contractual terms in the agreements, or that there may be unfavorable changes in interest rates. A Fund’s maximum risk of loss from counterparty credit risk related to interest rate swaps is the discounted net value of the cash flows to be received from/paid to the counterparty over the contract’s remaining life, to the extent that the amount is positive. The risk may be mitigated to some extent if a master netting arrangement between a Fund and the counterparty is in place and to the extent a Fund obtains collateral to cover the Fund’s exposure to the counterparty.

During the reporting period, the following Funds entered into interest rate swap agreements for the reasons described: the PF Inflation Managed and PF Managed Bond Funds entered into interest rate swaps to manage nominal or real interest rate risk in various global markets, to manage duration and yield curve exposure, as a substitute for cash bond exposure, and as part of each Funds’ investment strategy. The PF Emerging Markets Debt Fund entered into interest rate swaps to gain exposure to various markets, for purposes of hedging, and as part of the Fund’s investment strategy. The PF Global Absolute Return Fund entered into interest rate swaps to gain or hedge interest rate risk, to gain or mitigate exposure to various markets, and to increase returns.

Cross-currency swaps are interest rate swaps in which interest cash flows are exchanged between two parties based on the notional amounts of two different currencies. The notional amounts are typically determined based on the spot exchange rates at the inception of the trade. Cross-currency swaps also involve the exchange of the notional amounts at the start of the contract at the current spot rate with an agreement to re-exchange such amounts at a later date at either the same exchange rate, a specified rate or the then current spot rate. The entire principal value of a cross-currency swap is subject to the risk that the counterparty to the swap will default on its contractual delivery obligations.

During the reporting period, the following Funds entered into cross-currency swaps for the reasons described: the PF Emerging Markets Debt Fund utilized cross-currency swaps to manage interest rate risk. The PF Global Absolute Return Fund entered into cross-currency swaps to gain or mitigate exposure on currency risk, for purposes of hedging, and as part of the Fund’s investment strategy.

Credit Default Swaps – Credit default swap agreements involve one party making a stream of payments (referred to as the buyer of protection) to another party (the seller of protection) in exchange for the right to receive a specified return in the event of a default or other credit event for the referenced entity, obligation or index. As a seller of protection, a Fund generally receives an upfront payment or a fixed rate of income throughout the term of the swap provided there is no credit event. As the seller, a Fund would effectively add leverage to its Fund because, in addition to its total net assets, a Fund would be subject to investment exposure on the notional amount of the swap.

PACIFIC FUNDS

NOTES TO FINANCIAL STATEMENTS (Continued)

(Unaudited)

A Fund investing in credit default swaps is subject to the risk that there is no liquid market for these agreements, that the counterparties may default on their obligations to perform or disagree as to the meaning of the contractual terms in the agreements, or that there may be unfavorable changes in interest rates.

If a Fund is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, a Fund will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation, other deliverable obligations or underlying securities comprising the referenced index, or (ii) pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index. If a Fund is a buyer of protection and a credit event occurs, as defined under the terms of that particular swap agreement, a Fund will either (i) receive from the seller of protection an amount equal to the notional amount of the swap and deliver the referenced obligation, other deliverable obligations or underlying securities comprising the referenced index, or (ii) receive a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index. Recovery values are assumed by market makers considering either industry standard recovery rates or entity specific factors and considerations until a credit event occurs. If a credit event has occurred, the recovery value is determined by a facilitated auction whereby a minimum number of allowable broker bids, together with a specified valuation method, are used to calculate the settlement value.

Credit default swap agreements on corporate and sovereign issues involve one party making a stream of payments to another party in exchange for the right to receive a specified return in the event of a default or other credit event. If a credit event occurs and cash settlement is not elected, a variety of other deliverable obligations may be delivered in lieu of the specific referenced obligation. The ability to deliver other obligations may result in a cheapest-to-deliver option (the buyer of protection’s right to choose the deliverable obligation with the lowest value following a credit event).

Credit default swap agreements on asset-backed securities involve one party making a stream of payments to another party in exchange for the right to receive a specified return in the event of a default or other credit event. Unlike credit default swaps on corporate and sovereign issues, deliverable obligations in most instances would be limited to the specific referenced obligation as performance for asset-backed securities can vary across deals. Prepayments, principal paydowns, and other writedowns or loss events on the underlying mortgage loans will reduce the outstanding principal balance of the referenced obligation. These reductions may be temporary or permanent as defined under the terms of the swap agreement and the notional amount for the swap agreement will be adjusted by corresponding amounts.

Credit default swap agreements on credit indices involve one party making a stream of payments to another party in exchange for the right to receive a specified return in the event of a write-down, principal shortfall, interest shortfall or default of all or part of the referenced entities comprising the credit index. Credit default swap agreements on indices are benchmarks for protecting investors owning bonds against default. A credit index is a list of a basket of credit instruments or exposures designed to be representative of some part of the credit market as a whole. These indices are made up of reference credits that are judged by a poll of dealers to be the most liquid entities in the credit default swap market based on the sector of the index. Components of the indices may include, but are not limited to, investment grade securities, high yield securities, asset-backed securities, emerging markets, and/or various credit ratings within each sector. Credit indices are traded using credit default swaps with standardized terms including a fixed spread and standard maturity dates. An index credit default swap references all the names in the index, and if there is a default, the credit event is settled based on that name’s weight in the index. The composition of the indices changes periodically, usually every six months, and for most indices, each name has an equal weight in the index.

An implied credit spread is the spread in yield between a U.S. Treasury security and the referenced obligation or underlying investment that are identical in all respects except for the quality rating. Wider credit spreads, in absolute terms when compared to the notional amount of the swap, represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement. Implied credit spreads, represented in absolute terms, utilized in determining the market value of credit default swap agreements on corporate and sovereign issues or U.S. Treasury obligation issues as of period end, are disclosed in the Notes to Schedules of Investments and serve as an indicator of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. For credit default swap agreements on asset- backed securities and credit indices, the quoted market prices and resulting values serve as the indicator of the current status of the payment/ performance risk.

A Fund may use pair trades of credit default swaps. Pair trades attempt to match a long position with a short position of two securities in the same market sector for hedging purposes. Pair trades of credit default swaps attempt to gain exposure to credit risk while hedging or offsetting the effects of overall market movements. For example, a Fund may purchase protection through a credit default swap referenced to the debt of an issuer, and simultaneously selling protection through a credit default swap referenced to the debt of a different issuer with the intent to realize gains from the pricing differences of the two issuers who are expected to have similar market risks.

A Fund may use spread curve trades by simultaneously purchasing and selling protection through credit default swaps referenced to the same issuer but with different maturities. Spread curves attempt to gain exposure to credit risk on a forward basis by realizing gains on the expected differences in spreads.

A Fund’s maximum risk of loss from counterparty credit risk related to credit default swaps, either as the buyer or seller of protection, is the fair value of the contract. The risk may be mitigated to some extent if a master netting arrangement between a Fund and the counterparty is in place and to the extent a Fund obtains collateral to cover the Fund’s exposure to the counterparty.

PACIFIC FUNDS

NOTES TO FINANCIAL STATEMENTS (Continued)

(Unaudited)

The aggregate fair value of credit default swaps in a net liability position is reflected as unrealized depreciation and is disclosed in the Notes to Schedules of Investments. The collateral posted, net of assets received as collateral, for swap agreements is also disclosed in the Notes to Schedules of Investments. The maximum potential amount of future payments (undiscounted) that a Fund as a seller of protection could be required to make under a credit default swap agreement is an amount equal to the notional amount of the agreement. Notional amounts of all credit default swap agreements outstanding as of September 30, 2016 for which a Fund is the seller of protection are disclosed in the Notes to Schedules of Investments. These potential amounts are partially offset by any recovery values of the respective referenced obligations, upfront payments received upon entering into the agreement, or net amounts received from the settlement of buy protection credit default swap agreements entered into by a Fund for the same referenced entity or entities.

During the reporting period, the following Funds entered into credit default swap agreements for the reasons described: the PF Inflation Managed Fund entered into credit default swaps on credit indices to obtain exposure to the credit risk of individual securities or to the broader investment grade, high yield or emerging market sectors. The PF Managed Bond Fund entered into credit default swaps to obtain exposure to the credit risk of individual securities or to the broader investment grade, high yield, emerging markets or mortgage sectors through the use of credit default swaps on credit indices. The PF Global Absolute Return Fund entered into credit default swaps to increase or decrease credit exposure to individual issuers of debt securities or to a specific debt security or a basket of debt securities, and to enhance returns.

Total Return Swaps – A Fund investing in total return swaps is subject to the risk that there is no liquid market for these agreements, that the counterparties may default on their obligations to perform or that there may be unfavorable changes in the value of the underlying index or reference instrument (generally caused by changes in interest rates or declines in credit quality). A total return swap agreement is one in which one party makes payments based on a set rate, either fixed or variable, while the other party makes payments based on the return of an underlying index or reference instrument, which includes both the income it generates and any capital gains. To the extent the total return of the index or reference instrument underlying the transaction exceeds or falls short of the offsetting interest rate obligation, a Fund will receive a payment from or make a payment to the counterparty. A Fund’s maximum risk of loss from counterparty credit risk related to total return swaps is the discounted net value of the cash flows to be received from or paid to the counterparty over the contract’s remaining life, to the extent that the amount is positive. The risk may be mitigated to some extent if a master netting arrangement between a Fund and the counterparty is in place and to the extent a Fund obtains collateral to cover a Fund’s exposure to the counterparty.

A Fund may enter into fully funded total return swaps which involves one party making an initial payment equal to the estimated value of the reference instrument. The parties to the swap then exchange respective commitments to pay or receive a net amount based on the change in the fair value of a reference instrument and a specified notional amount.

During the reporting period, the following Funds entered into total return swap agreements for the reasons described: the PF Emerging Markets Debt Fund entered into total return swaps to gain exposure to various markets, for purposes of hedging, and as part of the Fund’s investment strategy. The PF Equity Long/Short Fund used total return swaps to gain exposure to various markets.

A total return basket swap is designed to function as a Fund of direct investments in long and short equity or fixed income positions. The Fund has the ability to trade in and out of long and short positions within the swap and will receive all of the economic benefits and risks equivalent to direct investments in these positions such as: capital appreciation or depreciation, corporate actions, and dividends and interest received and paid, all of which are reflected in the swap value. The swap value also includes interest charges and credits related to the notional values of the long and short positions and cash balances within the swap. These interest charges and credits are based on defined market rates plus or minus a specified spread and are referred to herein as “financing costs”. Positions within the swap are reset periodically, and financing costs are reset monthly. At maturity, any unrealized gain or loss on positions and accrued financing costs become available for cash settlement between the Fund and the swap counterparty. Cash settlement in and out of the swap may occur at a reset date or any other date, at the discretion of the Fund and the counterparty, over the life of the agreement, and is generally determined based on limits and thresholds established as part of the Master Agreement between the Fund and the counterparty. A change in the market value of a total return basket swap contract is recognized as a change in unrealized appreciation or depreciation on swaps in the Statements of Operations. Cash settlements between a Fund and the counterparty are recognized as realized gain or loss on swap transactions in the Statements of Operations. Total return basket swap agreements outstanding at period end, if any, are disclosed in Notes to Schedule of Investments.

During the reporting period, the PF Equity Long/Short Fund entered into total return basket swaps to gain exposure to equity indices and to gain security level stock exposure.

Volatility Swaps – Volatility swap agreements involve two parties agreeing to exchange cash flows based on the measured variance (or square of volatility) of a specified underlying asset. One party agrees to exchange a “fixed rate” or strike price payment for the “floating rate” or realized price variance on the underlying asset with respect to the notional amount. At inception, the strike price is generally chosen such that the fair value of the swap is zero.

At the maturity date, a net cash flow is exchanged, where the payoff amount is equivalent to the difference between the realized price variance of the underlying asset and the strike price multiplied by the notional amount. As a receiver of the realized price variance, the Fund would receive the payoff amount when the realized price variance of the underlying asset is greater than the strike price and would owe the payoff amount when the variance is less than the strike. As a payer of the realized price variance, the Fund would owe the payoff amount when the realized price variance of the underlying asset is greater than the strike price and would receive the payoff amount when the variance is less than the strike. This type of agreement is essentially a forward contract on the future realized price variance of the underlying asset. None of the Funds presented in these financial statements held volatility swaps as of September 30, 2016.

PACIFIC FUNDS

NOTES TO FINANCIAL STATEMENTS (Continued)

(Unaudited)

The following is a summary of the location of fair value amounts of derivative investments, if any, disclosed in the Trust’s Statements of Assets and Liabilities:

Location on the Statements of Assets and Liabilities
Derivative Investments Risk Type	Asset Derivative Investments	Liability Derivative Investments
Credit contracts	Investments, at value	Outstanding options written, at value
Equity contracts	Receivable: Variation margin	Payable: Variation margin
Interest rate contracts	Swap agreements, at value	Swap agreements, at value
Foreign currency contracts	Investments, at value	Outstanding options written, at value
	Receivable: Variation margin	Payable: Variation margin
	Swap agreements, at value	Swap agreements, at value
	Forward foreign currency contracts appreciation	Forward foreign currency contracts depreciation

The following is a summary of fair values of derivative investments disclosed in the Trust’s Statements of Assets and Liabilities, categorized by primary risk exposure as of September 30, 2016:

	Asset Derivative Investments Value
Fund	Total Value at September 30, 2016	Credit Contracts		Equity Contracts		Foreign Currency Contracts	Interest Rate Contracts
PF Inflation Managed	$149,669	$—		$—		$21,882	$127,787	*
PF Managed Bond	1,736,820	154,176	*	—		664,366 *	918,278	*
PF Short Duration Bond	1,932	—		—		—	1,932	*
PF Emerging Markets Debt	1,365,541	—		—		540,886	824,655
PF Comstock	3,339	—		—		3,339	—
PF Mid-Cap Growth	19,081	—		19,081	*	—	—
PF International Value	472,585	—		—		472,585	—
PF Currency Strategies	3,079,229	—		—		3,079,229	—
PF Equity Long/Short	6,359,629	—		6,306,974	*	52,655	—
PF Global Absolute Return	6,243,770	1,280,363	*	145,922		2,875,879	1,941,606	*

	Liability Derivative Investments Value
Fund	Total Value at September 30, 2016	Credit Contracts		Equity Contracts		Foreign Currency Contracts	Interest Rate Contracts
PF Inflation Managed	($180,742)	($13,157	)*	$—		($22,747)	($144,838	)*
PF Managed Bond	(13,451,903)	(812,568	)*	—		(1,183,571)*	(11,455,764	)*
PF Short Duration Bond	(5)	—		—		—	(5	)*
PF Emerging Markets Debt	(1,148,143)	—		—		(1,146,519)	(1,624)
PF Comstock	(77,018)	—		—		(77,018)	—
PF Mid-Cap Growth	(74,868)	—		(74,868	)*	—	—
PF International Value	(304,266)	—		—		(304,266)	—
PF Currency Strategies	(2,858,972)	—		—		(2,858,972)	—
PF Equity Long/Short	(378,516)	—		(324,657	)*	(53,859)	—
PF Global Absolute Return	(4,622,139)	(536,949	)*	—		(3,472,359)	(612,831	)*

*	Includes cumulative appreciation (depreciation) of futures contracts, centrally cleared options, and/or centrally cleared swaps as reported in the Notes to Schedules of Investments.

The following is a summary of the location of realized gains and losses and changes in net unrealized appreciation and depreciation of derivative investments, if any, disclosed in the Trust’s Statements of Operations:

Derivative Investments Risk Type	Location of Gain (Loss) on Derivative Investments Recognized in the Statements of Operations
Credit contracts	Net realized gain (loss) on investment security transactions
Equity contracts	Net realized gain (loss) on futures contract transactions
Interest rate contracts	Net realized gain (loss) on swap transactions
Net realized gain (loss) on written option transactions
Change in net unrealized appreciation (depreciation) on investment securities
Change in net unrealized appreciation (depreciation) on futures contracts
Change in net unrealized appreciation (depreciation) on swaps
Change in net unrealized appreciation (depreciation) on written options
Foreign currency contracts	Net realized gain (loss) on investment security transactions
Net realized gain (loss) on futures contract transactions
Net realized gain (loss) on swap transactions
Net realized gain (loss) on written option transactions
Net realized gain (loss) on foreign currency transactions
Change in net unrealized appreciation (depreciation) on investment securities
Change in net unrealized appreciation (depreciation) on futures contracts
Change in net unrealized appreciation (depreciation) on swaps
Change in net unrealized appreciation (depreciation) on written options
Change in net unrealized appreciation (depreciation) on foreign currencies

PACIFIC FUNDS

NOTES TO FINANCIAL STATEMENTS (Continued)

(Unaudited)

The following is a summary of each Fund’s net realized gain and/or loss and change in net unrealized appreciation and/or depreciation on derivative investments recognized in the Trust’s Statements of Operations categorized by primary risk exposure for the six-month period ended September 30, 2016:

	Realized Gain (Loss) on Derivative Investments Recognized in the Statements of Operations
Fund	Total	Credit Contracts	Equity Contracts	Foreign Currency Contracts	Interest Rate Contracts
PF Inflation Managed	($507,407)	($51,501)	$—	($7,087)	($448,819)
PF Managed Bond	401,944	423,788	—	(894,998)	873,154
PF Short Duration Bond	(28,491)	—	—	—	(28,491)
PF Emerging Markets Debt	2,248,587	—	—	2,009,140	239,447
PF Mid-Cap Equity	913,582	—	913,582	—	—
PF Mid-Cap Growth	342,950	—	342,950	—	—
PF Mid-Cap Value	891,868	—	891,868	—	—
PF Small-Cap Growth	405,914	—	405,914	—	—
PF Small-Cap Value	907,755	—	907,755	—	—
PF Emerging Markets	(737,603)	—	(737,603)	—	—
PF International Small-Cap	695,581	—	695,581	—	—
PF International Value	1,319,328	—	(371,476)	1,690,804	—
PF Currency Strategies	4,259,473	—	—	4,259,473	—
PF Equity Long/Short	12,296,159	—	11,526,333	769,826	—
PF Global Absolute Return	(4,405,130)	(2,361,041)	160,017	(3,737,493)	1,533,387

	Change in Net Unrealized Appreciation (Depreciation) on Derivative Investments Recognized in the Statements of Operations
Fund	Total	Credit Contracts	Equity Contracts	Foreign Currency Contracts	Interest Rate Contracts
PF Inflation Managed	$305,346	$33,112	$—	$191,475	$80,759
PF Managed Bond	(1,238,723)	339,752	—	524,188	(2,102,663)
PF Short Duration Bond	1,817	—	—	—	1,817
PF Emerging Markets Debt	(2,174,237)	—	—	(2,406,855)	232,618
PF Comstock	413,746	—	—	413,746	—
PF Mid-Cap Growth	78,343	—	78,343	—	—
PF International Value	(552,428)	—	—	(552,428)	—
PF Currency Strategies	4,996,211	—	—	4,996,211	—
PF Equity Long/Short	(9,435,887)	—	(8,328,762)	(1,107,125)	—
PF Global Absolute Return	4,340,682	263,844	32,348	3,554,566	489,924

For financial reporting purposes, the Trust does not offset fair value amounts recognized for derivative instruments and fair value amounts recognized for the right to reclaim cash collateral (receivables) or the obligation to return cash collateral (payables) arising from derivative instruments recognized at fair value executed with the same counterparty under a master netting arrangement.

The following is a summary of the average number of positions and values of derivative investments by derivative type for the six-month period ended September 30, 2016:

	Average Positions and Values of Derivative Investments by Derivative Type
	Futures Contract		Forward Contracts		Options Contracts		Swap Agreements
Fund	Number of Positions	Value	Number of Positions	Value	Number of Positions	Value	Number of Positions	Value
PF Inflation Managed	9	$18,582	33	($32,946)	39	($600)	29	($175,488)
PF Managed Bond	33	602,628	69	(73,050)	84	(193,473)	56	(9,161,087)
PF Short Duration Bond	3	(6,014)	—	—	—	—	—	—
PF Emerging Markets Debt	—	—	109	296,264	—	—	20	1,068,632
PF Comstock	—	—	17	(37,945)	—	—	—	—
PF Mid-Cap Growth	—	—	—	—	6	(92,425)	—	—
PF International Value	—	—	43	612,064	—	—	—	—
PF Currency Strategies	—	—	83	(253,134)	8	515,671	—	—
PF Equity Long/Short	13	673,651	20	363,122	—	—	15	8,373,572
PF Global Absolute Return	5	(126,073)	158	(2,277,554)	18	592,139	154	2,243,042

The table shown above and the amounts of net realized gains and losses and changes in net unrealized appreciation and depreciation on derivative investments as disclosed in the Statements of Operations serve as indicators of volume of derivative activity for each applicable Fund for the six-month period ended September 30, 2016. The realized gains and losses on futures contract transactions as disclosed in the Statements of Operations serve as indicators of volume of derivative activity for the PF Mid-Cap Equity, PF Mid-Cap Growth, PF Mid-Cap Value, PF Small-Cap Growth, PF Small-Cap Value, PF Emerging Markets, PF International Small-Cap, and PF International Value Funds.

C. ENFORCEABLE MASTER NETTING ARRANGEMENTS

Master Agreements and Netting Arrangements – Certain Funds are parties to various agreements, including but not limited to International Swaps and Derivatives Association Agreements and related Credit Support Annex, Master Repurchase Agreements, and Master Securities

PACIFIC FUNDS

NOTES TO FINANCIAL STATEMENTS (Continued)

(Unaudited)

Forward Transactions Agreements (collectively “Master Agreements”), which govern the terms of certain transactions with select counterparties. These Master Agreements generally include provisions for general obligations, representations, agreements, collateral, and certain events of default or termination. These Master Agreements also include provisions for netting arrangements that help reduce credit and counterparty risk associated with relevant transactions. The netting arrangements are generally tied to credit related events that, if triggered, would cause an event of default or termination giving a Fund or counterparty the right to terminate early and cause settlement, on a net basis, of all transactions under the applicable Master Agreement. In the event of an early termination as a result of an event of default under the Master Agreement, the total value exposure of all transactions will be offset against collateral exchanged to date, which would result in a net receivable or payable that would be due from or to the counterparty. Credit related events include, but are not limited to, bankruptcy, failure to make timely payments, restructuring, obligation acceleration, obligation default, a material decline in net assets, decline in credit rating or repudiation/moratorium. Any election made by a counterparty to early terminate the transactions under a Master Agreement could have a material adverse impact on a Fund’s financial statements. A Fund’s overall exposure to credit risk, subject to netting arrangements can change substantially within a short period, as it is affected by each transaction subject to the arrangement.

Master Agreements can also help limit counterparty risk by specifying collateral posting arrangements at pre-arranged exposure levels. Under the Master Agreements, collateral is routinely transferred if the total net exposure to certain transactions under the relevant Master Agreement with a counterparty in a given Fund exceeds a specified threshold, net of collateral already in place, which typically ranges from $0 to $250,000 depending on the counterparty and the type of Master Agreement. Collateral under the Master Agreements is usually in the form of cash or U.S. Treasury Bills but could include other types of securities. The value of all derivative transactions outstanding under a Master Agreement is calculated daily to determine the amount of collateral to be received or pledged by the counterparty. Posting of collateral for OTC derivative transactions are covered under tri-party collateral agreements between the Trust, the Trust’s custodian, and each counterparty. Collateral for centrally cleared derivatives transactions are posted with the applicable derivatives clearing organization.

The following is a summary of financial and derivative instruments that are subject to enforceable master netting agreements (or similar arrangements) and collateral received and pledged in connection with the master netting agreements (or similar arrangements) as of September 30, 2016:

	Gross Amounts Presented in the Statements of Assets and Liabilities		Gross Amounts Not Offset in Statements of Assets and Liabilities					Gross Amounts Presented in the Statements of Assets and Liabilities			Gross Amounts Not Offset in Statements of Assets and Liabilities
Description		Financial Instruments		Collateral Received		Net Amount				Financial Instruments		Collateral Pledged		Net Amount
	Assets							Liabilities
PF Inflation Managed
Swap agreements	$75,196		($1,641)		$—		$73,555		($14,292)		$1,641		$—		($12,651)
Option contracts	35,136		(9,894)		—		25,242		(16,207)		9,894		—		(6,313)
Forward foreign currency contracts	21,882		(10,204)		—		11,678		(22,284)		10,204		—		(12,080)
Reverse repurchase agreements									(984,438)		—		984,438		—
Sale-buyback financing transactions									(7,453,195)		7,453,195		—		—

PF Managed Bond
Swap agreements	36,800		(8,248)		(137)		28,415		(773,418)		8,248		311,141		(454,029)
Option contracts	122,057		(69,915)		—		52,142		(70,192)		69,915		—		(277)
Forward foreign currency contracts	573,350		(374,073)		(9,863)		189,414		(853,608)		374,073		96,462		(383,073)

PF Emerging Markets Debt
Swap agreements	824,655		—		—		824,655		(1,624)		—		—		(1,624)
Forward foreign currency contracts	540,886		(446,244)		—		94,642		(1,146,519)		446,244		471,048		(229,227)

PF Comstock
Forward foreign currency contracts	3,339		(3,339)		—		—		(77,018)		3,339		—		(73,679)

PF Mid-Cap Growth
Option contracts	7,020		(1,530)		—		5,490		(72,622)		1,530		—		(71,092)

PF International Value
Forward foreign currency contracts	472,585		(69,252)		—		403,333		(304,266)		69,252		—		(235,014)

PF Currency Strategies
Option contracts	111,059		—		—		111,059		—		—		—		—
Forward foreign currency contracts	2,968,170		(2,075,447)		(272,346)		620,377		(2,858,972)		2,075,447		335,328		(448,197)

PF Equity Long/Short
Swap agreements	5,969,949		(269,844)		—		5,700,105		(269,844)		269,844		—		—
Forward foreign currency contracts	52,655		(52,655)		—		—		(53,859)		52,655		1,204		—

PF Global Absolute Return
Swap agreements	1,990,017		(437,260)		(842,795)		709,962		(600,547)		437,260		—		(163,287)
Option contracts	1,384,742		(888,870)		(217,150)		278,722		(899,407)		888,870		—		(10,537)
Forward foreign currency contracts	1,637,059		(1,627,725)		—		9,334		(2,572,952)		1,627,725		107,950		(837,277)

As of September 30, 2016, certain Funds had investments in repurchase agreements. The gross value and related collateral received for these investments are presented in each applicable Fund’s Schedule of Investments and the value of these investments is also presented in the Statements of Assets and Liabilities. The value of the related collateral held by each applicable Fund presented in these financial statements,

PACIFIC FUNDS

NOTES TO FINANCIAL STATEMENTS (Continued)

(Unaudited)

except for the PF Global Absolute Return Fund, exceeded the value of the repurchase agreements as of September 30, 2016. For the PF Global Absolute Return Fund (see page A-97), the value of the related collateral (Spain Government) of $1,113,501 held by the Fund for a repurchase agreement (JPMorgan Chase & Co), which was entered into by the Fund for the purpose of selling a security short, exceeded 95% of the value of the repurchase price of the repurchase agreement ($1,142,944) as of September 30, 2016. As discussed in Note 4 on page C-8, in the case of a repurchase agreement entered into by a Fund for the purposes of selling a security short, the value of the collateral delivered to a Fund must be equal to or exceed 95% of the value of the repurchase price during the term of the repurchase agreement.

6. INVESTMENT ADVISORY, ADMINISTRATION AND SHAREHOLDER SERVICES, SUPPORT SERVICES, AND DISTRIBUTION AGREEMENTS

Pursuant to an Investment Advisory Agreement, PLFA, a wholly-owned subsidiary of Pacific Life Insurance Company (“Pacific Life”), serves as Investment Adviser to each Fund of the Trust. For the PF Underlying Funds, PLFA has retained other investment management firms to sub-advise each Fund, as discussed later in this section. PLFA receives investment advisory fees from each Fund which are based on the following annual percentages of the average daily net assets of each Fund:

PF Floating Rate Loan (1)	0.75%	PF Large-Cap Value	0.65%	PF International Large-Cap	0.85%
PF Inflation Managed (2)	0.40%	PF Main Street Core	0.45%	PF International Small-Cap (3)	0.85%
PF Managed Bond	0.40%	PF Mid-Cap Equity	0.65%	PF International Value	0.65%
PF Short Duration Bond	0.40%	PF Mid-Cap Growth (1)	0.70%	PF Real Estate	0.90%
PF Emerging Markets Debt	0.785%	PF Mid-Cap Value	0.70%	PF Absolute Return	0.80%
PF Comstock (1)	0.75%	PF Small-Cap Growth	0.60%	PF Currency Strategies	0.65%
PF Growth	0.55%	PF Small-Cap Value	0.75%	PF Equity Long/Short (1)	1.15%
PF Large-Cap Growth (1)	0.75%	PF Emerging Markets	0.80%	PF Global Absolute Return	0.80%

(1)	PLFA agreed to waive its advisory fees through July 31, 2017 for the following Funds: 0.10% for the PF Floating Rate Loan Fund; 0.015% for the PF Comstock Fund; 0.045% for the PF Large-Cap Growth Fund; 0.025% (0.05% prior to August 1, 2016) for the PF Mid-Cap Growth Fund; and 0.15% for the PF Equity Long/Short Fund. The agreements will terminate if the investment advisory agreement is terminated or upon approval by the Board and prior written notice to the Investment Adviser. There is no guarantee that PLFA will continue such waivers after that date.

(2)	PLFA waived advisory fees of 0.02% for the PF Inflation Managed Fund through October 31, 2016. On that date, Western Asset Management Company was terminated as co-sub-adviser of the PF Inflation Managed Fund. As a result, the advisory fee waiver agreement for this Fund was terminated.

(3)	PLFA agreed to waive 0.02% of its advisory fees for the PF International Small-Cap Fund through July 31, 2016.

Pursuant to Sub-Advisory Agreements, the Trust and PLFA engage investment management firms under PLFA’s supervision to sub-advise the PF Underlying Funds presented in these financial statements. PLFA, as Investment Adviser to each Fund of the Trust, pays management fees to these sub-advisers as compensation for their sub-advisory services provided to the Trust. As of September 30, 2016, the following firms serve as sub-advisers for their respective Fund(s):

Fund	Sub-Adviser	Fund	Sub-Adviser
PF Floating Rate Loan PF Global Absolute Return	Eaton Vance Investment Managers	PF Mid-Cap Growth	Ivy Investment Management Company
PF Inflation Managed PF Managed Bond	Pacific Investment Management Company LLC and Western Asset Management Company (co-sub-advisers) (1)	PF Mid-Cap Value	Boston Partners
PF Short Duration Bond	T. Rowe Price Associates, Inc.	PF Small-Cap Growth	Lord, Abbett & Co. LLC
PF Emerging Markets Debt	Ashmore Investment Management Limited	PF Small-Cap Value	AllianceBernstein L.P.
PF Comstock	Invesco Advisers, Inc.	PF International Small-Cap	QS Investors, LLC
PF Growth PF International Large-Cap	MFS Investment Management	PF International Value	J.P. Morgan Investment Management Inc.
PF Large-Cap Growth	BlackRock Investment Management, LLC	PF Real Estate	Morgan Stanley Investment Management Inc.
PF Large-Cap Value	ClearBridge Investments, LLC	PF Absolute Return	BlueBay Asset Management LLP
PF Main Street Core PF Emerging Markets	OppenheimerFunds, Inc.	PF Currency Strategies	Macro Currency Group and UBS Asset Management (Americas) Inc. (co-sub-advisers)
PF Mid-Cap Equity	Scout Investments, Inc.	PF Equity Long/Short	AQR Capital Management, LLC

(1) Western Asset Management Company, as co-sub-adviser of the PF Inflation Managed Fund, was terminated effective October 31, 2016.

Pursuant to an Administration and Shareholder Services Agreement (the “Administration Agreement”), Pacific Life serves as administrator (the “Administrator”) to the Trust. The Trust paid the Administrator an administration fee at an annual rate of 0.15% for each of the PF Underlying Funds. The administration fee is for procuring or providing administrative, transfer agency, and shareholder services. In addition, Pacific Life and PLFA provide support services to the Trust that are outside the scope of the Administrator’s and Investment Adviser’s

PACIFIC FUNDS

NOTES TO FINANCIAL STATEMENTS (Continued)

(Unaudited)

responsibilities under the Administration Agreement and Investment Advisory Agreement. Under the Support Services Agreement, the Trust compensates Pacific Life and PLFA for their expenses in providing support services to the Trust in connection with various matters, some of which include the time spent by legal, accounting, and compliance personnel of Pacific Life and PLFA (including individuals who may be officers or Trustees of the Trust) to attend meetings of the Board and to provide assistance with the coordination and supervision in connection with the services procured for the Trust under the Administration Agreement. Support services do not include any services for which PLFA is responsible pursuant to the Investment Advisory Agreement. The Trust reimburses Pacific Life and PLFA for these support services on an approximate cost basis.

Pursuant to a Distribution Agreement, Pacific Select Distributors, LLC (the “Distributor”), a wholly-owned subsidiary of Pacific Life, serves as distributor of the Trust’s shares. Under the Distribution Agreement, the Distributor bears all expenses of providing services, including costs of sales presentations, mailings, advertisements, and other marketing efforts by the Distributor in connection with the distribution or sale of the Trust’s shares and makes distribution and/or service payments to selling groups in connection with the sale of certain of the Trust’s shares and subsequent servicing needs of shareholders provided by selling groups. The Class P shares of the PF Underlying Funds presented in these financial statements are not subject to a distribution and/or service fee.

7. TRANSACTIONS WITH AFFILIATES

A. ADVISORY FEES, ADMINISTRATION FEES AND EXPENSES FOR SUPPORT SERVICES

The Investment Adviser, the Distributor, and Pacific Life are related parties. The advisory fees earned by the Investment Adviser, including any advisory fee waiver, the administration fees earned by Pacific Life, and expenses for support services recovered by PLFA and Pacific Life (see Note 6) from each Fund presented in these financial statements for the six-month period ended September 30, 2016 are presented in the Statements of Operations. The amounts of each of these fees that remained payable as of September 30, 2016 are presented in the Statements of Assets and Liabilities.

B. EXPENSE LIMITATION AGREEMENTS

To help limit the Trust’s expenses, PLFA has entered into expense limitation agreements with the Trust and has contractually agreed to reimburse each Fund (other than the PF Equity Long/Short Fund) presented in these financial statements for certain operating expenses that exceed an annual rate based on a percentage of a Fund’s average daily net assets. These operating expenses include, but are not limited to: administration fees; organizational expenses; custody expenses; expenses for audit, tax, and certain legal services; preparation, printing, filing, and distribution to existing shareholders of proxies, prospectuses and shareholder reports, and other regulatory documents, as applicable; independent trustees’ fees and expenses; and establishing, overseeing, and administering the Trust’s compliance program. These operating expenses do not include: investment advisory fees; distribution and/or service fees, if any; interest; taxes (including foreign taxes on dividends, interest or gains); brokerage commissions and other transactional expenses; dividends on securities sold short; acquired fund fees and expenses; and extraordinary expenses such as litigation expenses and other expenses not incurred in the ordinary course of each Fund’s business. The current expense cap for the PF Underlying Funds, except the PF Mid-Cap Value, PF International Small-Cap, PF Currency Strategies, and PF Global Absolute Return Funds is 0.15% through July 31, 2017 and 0.30% thereafter through July 31, 2022. The expense cap for the PF Mid-Cap Value, PF International Small-Cap, PF Currency Strategies, and PF Global Absolute Return Funds is 0.25% through July 31, 2017. There is no expense cap for the PF Equity Long/Short Fund.

There is no guarantee that PLFA will continue to reimburse expenses for a Fund upon the expiration of the expense cap. In addition, any expense reimbursements made by PLFA to a Fund are subject to recoupment by PLFA from such Fund for a period as permitted under regulatory and accounting guidance (currently three years from the end of the fiscal year in which the reimbursement took place) to the extent such recoupments would not cause the Fund to exceed the expense cap that was in effect at the time of the reimbursement. Any amounts repaid to PLFA will have the effect of increasing such expenses of a Fund, but not above the expense cap. The amounts of adviser reimbursement to each of the applicable Funds presented in these financial statements for the six-month period ended September 30, 2016 are presented in the Statements of Operations. Any amounts that remained due from the Investment Adviser as of September 30, 2016 are presented in the Statements of Assets and Liabilities. There was no recoupment of expense reimbursement by PLFA from any Funds presented in these financial statements during the six-month period ended September 30, 2016.

PACIFIC FUNDS

NOTES TO FINANCIAL STATEMENTS (Continued)

(Unaudited)

The cumulative expense reimbursement amounts, if any, as of September 30, 2016 that are subject to recoupment by PLFA from the Funds presented in these financial statements are as follows:

	Expiration Date
Fund	3/31/2017	3/31/2018	3/31/2019	3/31/2020
PF Floating Rate Loan	$145,911	$159,103	$109,207	$56,870
PF Inflation Managed	147,422	150,774	95,880	39,239
PF Managed Bond	474,658	512,975	415,627	202,164
PF Short Duration Bond	214,263	214,257	108,855	51,682
PF Emerging Markets Debt	136,611	219,179	154,900	77,761
PF Comstock	188,193	174,160	145,785	71,001
PF Growth	66,117	81,452	80,955	42,308
PF Large-Cap Growth	108,743	113,036	100,786	48,070
PF Large-Cap Value	225,998	211,881	188,396	97,326
PF Main Street Core	158,976	154,305	134,981	71,064
PF Mid-Cap Equity	101,037	116,418	116,181	59,278
PF Mid-Cap Growth	60,241	53,935	42,669	20,437
PF Small-Cap Growth	45,628	50,330	45,591	16,337
PF Small-Cap Value	99,142	90,161	120,806	66,074
PF Emerging Markets	425,076	445,820	383,441	171,384
PF International Large-Cap	225,808	253,588	282,785	148,696
PF International Small-Cap		37,089	17,806	28,710
PF International Value	180,640	182,705	181,062	77,871
PF Real Estate	42,886	40,632	41,737	22,995
PF Currency Strategies	49,987	4,400	—	—
PF Global Absolute Return	319,375	210,688	117,298	68,852

Total	$3,416,712	$3,476,888	$2,884,748	$1,438,119

C. INDEPENDENT TRUSTEES

The Trust pays each independent trustee of the Board retainer fees and specified amounts for various Board and committee services and for chairing those committees. The fees and expenses of the independent trustees of the Board are presented in the Statements of Operations. Each independent trustee of the Board is eligible to participate in the Trust’s Deferred Compensation Plan (the “Plan”). The Plan allows each independent trustee to voluntarily defer receipt of all or a percentage of fees which otherwise would be payable for services performed. Amounts in the deferral account are obligations of each Fund at the time of such deferral and are payable in accordance with the Plan. Deferred amounts are treated as though equivalent dollar amounts had been invested in shares of certain Funds. An independent trustee who defers compensation has the option to select credit rate options that track the performance, at NAV without a sales load, of Class A shares of the Portfolio Optimization Funds, Pacific Funds Diversified Alternatives, Pacific Funds Short Duration Income, Pacific Funds Core Income, Pacific Funds Strategic Income, Pacific Funds Floating Rate Income, Pacific Funds Limited Duration High Income, Pacific Funds High Income, Pacific Funds Large-Cap, Pacific Funds Large-Cap Value, Pacific Funds Small/Mid-Cap, Pacific Funds Small-Cap, Pacific Funds Small-Cap Value, and/or Pacific Funds Small-Cap Growth, and/or Class P shares of the PF Underlying Funds. The obligation of each Fund under the Plan (the “DCP Liability”) is recorded as a liability (accrued trustees’ fees and expenses and deferred compensation). Accordingly, the market value appreciation or depreciation on a Fund’s DCP Liability account will cause the expenses of that Fund to increase or decrease due to market fluctuation. The change in net unrealized appreciation or depreciation on a Fund’s DCP Liability account is recorded as an increase or decrease to expenses (trustees’ fees and expenses). For the six-month period ended September 30, 2016, such expenses increased by $1,564 for all applicable Funds presented in these financial statements as a result of the market value appreciation on such accounts. As of September 30, 2016, the total amount in the DCP Liability accounts was $46,069 for all applicable Funds presented in these financial statements.

D. OFFICERS OF THE TRUST

None of the officers of the Trust received compensation from the Trust.

E. INDEMNIFICATIONS

Under the Trust’s organizational documents, its officers and trustees are indemnified against certain liabilities arising out of performance of their duties to the Trust. In addition, the Trust entered into an agreement with each of the trustees which provides that the Trust will indemnify and hold harmless each trustee against any expenses actually and reasonably incurred by any trustee in any proceeding arising out of or in connection with the trustee’s services to the Trust, to the fullest extent permitted by the Trust’s Declaration of Trust and By-Laws, the general trust law of the State of Delaware, the Securities Act of 1933, and the 1940 Act, each as now or hereinafter in force. In the normal course of business, the Trust enters into contracts with service providers and others that contain general indemnification clauses. The Trust’s maximum exposure under these arrangements and agreements is dependent on future claims that may be made against the Trust and/or the trustees and, therefore, cannot be estimated; however, based on experience, the risk of loss from such claims is considered remote.

F. CROSS TRANSACTIONS

In accordance with Rule 17a-7 under the 1940 Act and applicable Trust policies and procedures, purchase and sale transactions may be conducted between a Fund of the Trust and another Fund of the Trust or certain affiliates of the Trust if conducted at the independent “current market price” (the last sales price, intra-day price, or average of highest bid/lowest offer, as applicable) on a commission-free basis with no

PACIFIC FUNDS

NOTES TO FINANCIAL STATEMENTS (Continued)

(Unaudited)

remuneration paid in connection with the transaction (other than cash payment against prompt delivery). At the quarterly Board meeting subsequent to the purchase and sale transactions taking place, the Board will be asked to determine that the transactions were conducted in compliance with applicable Trust policies and procedures.

For the six-month period ended September 30, 2016, the purchase and sale transactions in compliance with Rule 17a-7 under the 1940 Act that were the direct result of rebalancing the Fund of Funds using an asset allocation process are summarized in the following table:

Fund	Purchases	Sales
PF Comstock	$—	$16,012,933
PF Large-Cap Growth	—	9,891,140
PF Large-Cap Value	19,463,532	—
PF Main Street Core	18,274,416	—
PF Mid-Cap Equity	—	2,818,425
PF Mid-Cap Growth	—	1,583,685
PF Mid-Cap Value	—	7,635,398
PF International Value	203,633	—
	$37,941,581	$37,941,581

8. UNFUNDED SENIOR LOAN COMMITMENTS

Unfunded loan commitments on senior loan participations and assignments (see Note 4), if any, are marked to market daily and valued according to the Trust’s valuation policies and procedures. Any outstanding unfunded loan commitments are presented in the Notes to Schedules of Investments section of each applicable Fund’s Schedule of Investments. Any applicable net unrealized appreciation or depreciation at the end of the reporting period is recorded as an asset (unfunded loan commitment appreciation) or a liability (unfunded loan commitment depreciation) and any change in net unrealized appreciation or depreciation for the reporting period is recorded as a change in net unrealized appreciation or depreciation on unfunded loan commitment.

9. PURCHASES AND SALES OF INVESTMENTS

The cost of purchases and proceeds from sales of investments (excluding short-term investments) for the six-month period ended September 30, 2016, are summarized in the following table:

	U.S. Government Securities		Other Securities
Fund	Purchases	Sales	Purchases	Sales
PF Floating Rate Loan	$—	$—	$15,861,668	$94,842,306
PF Inflation Managed	37,852,538	81,748,349	1,235,793	8,090,533
PF Managed Bond	1,300,743,082	973,035,122	259,203,743	69,013,840
PF Short Duration Bond	77,688,525	70,019,903	36,470,541	35,902,192
PF Emerging Markets Debt	—	—	30,391,053	92,841,839
PF Comstock	—	—	18,639,931	65,673,781
PF Growth	—	—	23,964,992	35,078,990
PF Large-Cap Growth	—	—	51,719,671	93,079,750
PF Large-Cap Value	—	—	126,545,396	23,755,594
PF Main Street Core	—	—	132,513,576	45,447,006
PF Mid-Cap Equity	—	—	66,459,509	172,737,111
PF Mid-Cap Growth	—	—	2,670,804	48,677,553
PF Mid-Cap Value	—	—	37,362,081	142,678,440
PF Small-Cap Growth	—	—	12,519,432	46,712,812
PF Small-Cap Value	—	—	40,406,392	130,907,962
PF Emerging Markets	—	—	117,995,915	67,695,568
PF International Large-Cap	—	—	24,966,634	44,174,726
PF International Small-Cap	—	—	22,658,451	97,991,314
PF International Value	—	—	104,285,075	56,962,847
PF Real Estate	—	—	7,030,632	8,611,465
PF Currency Strategies	—	—	—	2,385,420
PF Global Absolute Return	—	279,148	50,438,777	104,472,853

10. SECURED BORROWINGS

The contractual maturity of secured borrowings and type of collateral pledged as of September 30, 2016, are summarized in the following table:

		Remaining Contractual Maturity of the Agreements
Secured Borrowings	Collateral Type	Overnight and Continuous	Up to 30 days	31-90 days	Greater Than 90 Days	Total
PF Inflation Managed
Sale-buyback financing transactions	U.S. Treasury Obligations	$—	$7,453,195	$—	$—	$7,453,195
Reverse repurchase agreement	U.S. Treasury Obligations	984,438	—	—	—	984,438
Total borrowings		$984,438	$7,453,195	$—	$—	$8,437,633

PACIFIC FUNDS

NOTES TO FINANCIAL STATEMENTS (Continued)

(Unaudited)

11. FEDERAL INCOME TAX INFORMATION

Each Fund intends to qualify each year as a regulated investment company (“RIC”) under Subchapter M of the Internal Revenue Code (the “Code”). A Fund that qualifies as a RIC does not have to pay income tax as long as it distributes sufficient taxable income and net capital gains. Each Fund declared and paid sufficient dividends on net investment income and capital gains distributions during the year or period ended March 31, 2016, to qualify as a RIC and is not required to pay Federal income tax under the Code. Accordingly, no provision for Federal income taxes is required in the financial statements. Required distributions are based on net investment income and net realized gains determined in accordance with income tax regulations, which may differ from U.S. GAAP for financial reporting purposes. These differences are primarily due to differing treatments for sale-buyback financing transactions, futures and options, swap income, paydown gain/loss, partnership income, foreign currency transactions, passive foreign investment companies, late year ordinary and post-October capital losses, capital loss carryforwards, and losses deferred due to wash sales. Permanent book and tax differences relating to shareholder distributions will result in reclassifications of capital accounts. In addition, the year in which amounts are distributed may differ from the year in which the net investment income is earned and the net gains are realized by each Fund.

The following table shows the accumulated capital losses and components of distributable earnings on a tax basis, and late year ordinary losses and post-October capital losses deferred, if any, as of March 31, 2016:

		Distributable Earnings		Late-Year Ordinary and Post-October Losses Deferral
Fund	Accumulated Capital Losses	Undistributed Ordinary Income	Undistributed Long-Term Capital Gains	Late-Year Ordinary Losses	Short-Term Capital Losses	Long-Term Capital Losses	Total
PF Floating Rate Loan	($2,585,690)	$872,239	$—	$—	$—	$—	$—
PF Inflation Managed	(9,421,623)	—	—	—	—	—	—
PF Managed Bond	—	1,904,158	—	—	—	—	—
PF Short Duration Bond	(2,027,523)	299,604	—	—	—	—	—
PF Emerging Markets Debt	(7,408,593)	—	—	477,405	—	—	477,405
PF Comstock	—	1,361,600	3,180,298	—	—	—	—
PF Growth	—	—	—	—	777,983	(652,446)	125,537
PF Large-Cap Growth	—	115,659	—	—	4,323,276	(4,295,767)	27,509
PF Large-Cap Value	—	1,107,948	2,233,694	—	—	—	—
PF Main Street Core	—	429,751	314,668	—	—	—	—
PF Mid-Cap Equity	—	685,032	—	—	6,943,590	(2,225,155)	4,718,435
PF Mid-Cap Growth	—	197,631	—	—	307,059	483,669	790,728
PF Mid-Cap Value	(5,665,619)	889,328	—	—	—	—	—
PF Small-Cap Growth	—	—	—	30,675	7,384,038	(238,751)	7,175,962
PF Small-Cap Value	(2,068,574)	559,345	—	—	—	—	—
PF Emerging Markets	(19,245,692)	602,482	—	—	—	—	—
PF International Large-Cap	(58,376)	1,326,166	—	—	4,354,848	4,086,487	8,441,335
PF International Small-Cap	—	153,875	—	—	1,839,532	1,245,984	3,085,516
PF International Value	(54,119,177)	1,542,470	—	—	—	—	—
PF Real Estate	—	406,579	1,182,756	—	—	—	—
PF Currency Strategies	(1,853)	—	—	—	—	—	—
PF Equity Long/Short	(6,242,730)	12,227,818	—	—	—	—	—
PF Global Absolute Return	(5,463,318)	3,029,845	—	—	—	—	—

Accumulated capital losses represent net capital loss carryovers as of March 31, 2016 that may be available to offset future realized capital gains and thereby reduce future capital gains distributions. The following table shows the expiration dates and the amounts of capital loss carryover, if any, by each of the applicable Funds as of March 31, 2016 and capital loss carryover from prior years utilized during the year ended March 31, 2016:

				Unlimited Period of Net		Accumulated Capital Loss Carryover	Capital Loss Carryover Utilized During the Year Ended March 31, 2016
	Net Capital Loss Carryover Expiring In			Capital Loss Carryover
Fund	2017	2018	2019	Short-Term	Long-Term
PF Floating Rate Loan	$—	$—	$—	($43,480)	($2,542,210)	($2,585,690)	$319,721
PF Inflation Managed	—	—	—	(1,599,978)	(7,821,645)	(9,421,623)	—
PF Short Duration Bond	—	—	—	(878,741)	(1,148,782)	(2,027,523)	—
PF Emerging Markets Debt	—	—	—	(3,069,479)	(4,339,114)	(7,408,593)	—
PF Mid-Cap Value	—	—	—	(5,260,010)	(405,609)	(5,665,619)	—
PF Small-Cap Value	—	—	—	(1,527,831)	(540,743)	(2,068,574)	—
PF Emerging Markets	—	—	—	(9,175,779)	(10,069,913)	(19,245,692)	—
PF International Large-Cap	—	—	(58,376)	—	—	(58,376)	5,092,741
PF International Value	(5,634,042)	(38,541,418)	—	(7,801,415)	(2,142,302)	(54,119,177)	—
PF Currency Strategies	—	—	—	(1,853)	—	(1,853)	4,084
PF Equity Long/Short	—	—	—	(5,139,960)	(1,102,770)	(6,242,730)	—
PF Global Absolute Return	—	—	—	(3,488,049)	(1,975,269)	(5,463,318)	—

PACIFIC FUNDS

NOTES TO FINANCIAL STATEMENTS (Continued)

(Unaudited)

The aggregate cost of investments and the composition of unrealized appreciation and depreciation on investments for Federal income tax purposes as of September 30, 2016, were as follows:

Fund	Total Cost of Investments on Tax Basis (1)	Gross Unrealized Appreciation on Investments	Gross Unrealized Depreciation on Investments	Net Unrealized Appreciation (Depreciation) on Investments
PF Floating Rate Loan	$7,128,469	$606	$—	$606
PF Inflation Managed	22,084,366	319,065	(206,023)	113,042
PF Managed Bond	1,065,233,145	21,703,969	(7,377,381)	14,326,588
PF Short Duration Bond	91,626,548	370,502	(95,336)	275,166
PF Emerging Markets Debt	48,182,956	2,752,617	(693,501)	2,059,116
PF Comstock	135,854,186	52,164,257	(4,485,644)	47,678,613
PF Growth	83,174,940	35,162,784	(211,872)	34,950,912
PF Large-Cap Growth	93,303,434	29,304,045	(250,984)	29,053,061
PF Large-Cap Value	302,547,426	117,868,969	(8,438,735)	109,430,234
PF Main Street Core	252,112,808	57,026,733	(2,521,945)	54,504,788
PF Mid-Cap Equity	63,348,216	11,294,397	(602,005)	10,692,392
PF Mid-Cap Growth	12,285,900	3,265,711	(671,460)	2,594,251
PF Mid-Cap Value	146,126,489	17,446,719	(2,982,171)	14,464,548
PF Small-Cap Growth	7,438,293	1,949,630	(49,946)	1,899,684
PF Small-Cap Value	101,877,058	20,628,833	(2,517,802)	18,111,031
PF Emerging Markets	146,371,885	40,494,305	(2,997,712)	37,496,593
PF International Large-Cap	229,804,911	69,707,106	(20,257,158)	49,449,948
PF International Small-Cap	39,154,793	6,489,777	(2,097,204)	4,392,573
PF International Value	182,200,346	11,840,787	(5,483,287)	6,357,500
PF Real Estate	48,294,252	21,790,039	(418,648)	21,371,391
PF Currency Strategies	88,251,078	207,381	(924,919)	(717,538)
PF Equity Long/Short	61,147,332	—	(29,402)	(29,402)
PF Global Absolute Return	85,892,039	3,275,530	(1,026,018)	2,249,512

(1)	The difference between the total cost of investments on tax basis and investments, at cost, as presented in the Statements of Assets and Liabilities is primarily due to wash sale loss deferrals.

Each Fund recognizes the financial statement effects of a tax position taken or expected to be taken in a tax return when it is more likely than not, based on the technical merits, that the position will be sustained upon examination by the applicable tax authority. Tax positions not deemed to meet the more-likely-than-not threshold would be recorded as a tax liability for unrecognized tax benefits with a corresponding income tax expense. Management has analyzed all open tax years, as defined by the statute of limitations, for all major jurisdictions and has determined that no provision for income tax is required in the financial statements. Each Fund remains subject to examination by Federal and State tax authorities for the returns filed for tax years ended as of and after March 31, 2012.

12. TAX CHARACTER OF DISTRIBUTIONS

The tax character of income and capital gain distributions to shareholders during the year or period ended March 31, 2016, were as follows:

Funds	Ordinary Income	Long-Term Capital Gains	Total Distributions
PF Floating Rate Loan	$4,102,066	$—	$4,102,066
PF Managed Bond	20,008,630	4,606,718	24,615,348
PF Short Duration Bond	1,592,671	—	1,592,671
PF Emerging Markets Debt	112,217	—	112,217
PF Comstock	5,679,637	25,998,618	31,678,255
PF Growth	616,981	5,369,917	5,986,898
PF Large-Cap Growth	201,555	18,902,503	19,104,058
PF Large-Cap Value	5,763,319	22,737,270	28,500,589
PF Main Street Core	4,155,658	33,983,130	38,138,788
PF Mid-Cap Equity	2,181,564	14,049,077	16,230,641
PF Mid-Cap Growth	998,612	4,719,142	5,717,754
PF Mid-Cap Value	1,349,467	—	1,349,467
PF Small-Cap Growth	—	6,615,823	6,615,823
PF Small-Cap Value	874,674	537,129	1,411,803
PF Emerging Markets	1,160,519	—	1,160,519
PF International Large-Cap	2,882,307	—	2,882,307
PF International Small-Cap	5,099,402	40,950	5,140,352
PF International Value	2,279,281	—	2,279,281
PF Real Estate	1,010,714	4,842,696	5,853,410
PF Currency Strategies	2,682,631	—	2,682,631
PF Equity Long/Short	23,876,574	—	23,876,574
PF Global Absolute Return	11,762,214	—	11,762,214

There were no income and capital gains distributions to shareholders by any of the Funds presented in these financial statements during the six-month period ended September 30, 2016.

PACIFIC FUNDS

NOTES TO FINANCIAL STATEMENTS (Continued)

(Unaudited)

13. SHARES OF BENEFICIAL INTEREST

Each Fund is authorized to issue an unlimited number of shares of beneficial interest with no par value. Changes in shares of beneficial interest of each Fund for the six-month period ended September 30, 2016 and the year or period ended March 31, 2016, were as follows:

	Six-Month Period ended 9/30/2016	Year/ Period ended 3/31/2016	Six-Month Period ended 9/30/2016	Year/ Period ended 3/31/2016	Six-Month Period ended 9/30/2016	Year ended 3/31/2016	Six-Month Period ended 9/30/2016	Year ended 3/31/2016
	PF Floating Rate Loan Fund		PF Inflation Managed Fund		PF Managed Bond Fund		PF Short Duration Bond Fund
Class P
Shares sold	388,658	245,978	36,598	529,328	48,467,192	1,353,242	6,983,059	216,521
Dividends and distributions reinvested	—	457,310	—	—	—	2,353,699	—	163,183
Shares repurchased	(8,285,026)	(4,845,825)	(4,543,230)	(8,881,939)	(5,315,015)	(22,053,308)	(5,706,826)	(13,983,370)
Net increase (decrease)	(7,896,368)	(4,142,537)	(4,506,632)	(8,352,611)	43,152,177	(18,346,367)	1,276,233	(13,603,666)
Beginning shares outstanding	8,730,862	12,873,399	5,980,057	14,332,668	39,876,878	58,223,245	7,716,496	21,320,162
Ending shares outstanding	834,494	8,730,862	1,473,425	5,980,057	83,029,055	39,876,878	8,992,729	7,716,496

	PF Emerging Markets Debt Fund		PF Comstock Fund		PF Growth Fund		PF Large-Cap Growth Fund
Class P
Shares sold	267,024	1,121,307	837,665	1,053,523	924,576	631,559	1,571,484	1,585,938
Dividends and distributions reinvested	—	13,186	—	2,166,055	—	306,430	—	1,912,318
Shares repurchased	(6,995,958)	(7,522,550)	(4,208,062)	(3,289,789)	(1,512,597)	(2,078,022)	(5,743,158)	(5,760,996)
Net increase (decrease)	(6,728,934)	(6,388,057)	(3,370,397)	(70,211)	(588,021)	(1,140,033)	(4,171,674)	(2,262,740)
Beginning shares outstanding	11,834,654	18,222,711	15,726,515	15,796,726	6,521,071	7,661,104	16,338,345	18,601,085
Ending shares outstanding	5,105,720	11,834,654	12,356,118	15,726,515	5,933,050	6,521,071	12,166,671	16,338,345

	PF Large-Cap Value Fund		PF Main Street Core Fund		PF Mid-Cap Equity Fund		PF Mid-Cap Growth Fund
Class P
Shares sold	9,119,227	1,514,235	8,002,028	1,526,901	33,081	176,662	45,004	232,916
Dividends and distributions reinvested	—	1,883,192	—	3,070,189	—	1,485,419	—	784,387
Shares repurchased	(2,553,016)	(4,029,243)	(1,728,137)	(6,181,220)	(9,640,977)	(3,668,440)	(6,347,053)	(2,620,937)
Net increase (decrease)	6,566,211	(631,816)	6,273,891	(1,584,130)	(9,607,896)	(2,006,359)	(6,302,049)	(1,603,634)
Beginning shares outstanding	20,298,106	20,929,922	17,404,530	18,988,660	15,949,943	17,956,302	8,266,664	9,870,298
Ending shares outstanding	26,864,317	20,298,106	23,678,421	17,404,530	6,342,047	15,949,943	1,964,615	8,266,664

	PF Mid-Cap Value Fund (1)		PF Small-Cap Growth Fund		PF Small-Cap Value Fund		PF Emerging Markets Fund
Class P
Shares sold	620,832	27,356,653	40,526	955,583	247,422	7,078,218	8,977,755	3,973,956
Dividends and distributions reinvested	—	136,724	—	581,867	—	139,247	—	98,017
Shares repurchased	(11,356,910)	(1,680,356)	(3,506,031)	(2,886,893)	(9,059,969)	(1,509,454)	(4,755,297)	(4,482,663)
Net increase (decrease)	(10,736,078)	25,813,021	(3,465,505)	(1,349,443)	(8,812,547)	5,708,011	4,222,458	(410,690)
Beginning shares outstanding	25,813,021	—	4,306,785	5,656,228	19,654,206	13,946,195	9,767,475	10,178,165
Ending shares outstanding	15,076,943	25,813,021	841,280	4,306,785	10,841,659	19,654,206	13,989,933	9,767,475

	PF International Large-Cap Fund		PF International Small-Cap Fund		PF International Value Fund		PF Real Estate Fund
Class P
Shares sold	1,157,027	7,804,302	406,136	859,937	7,441,038	4,197,745	682,561	1,443,867
Dividends and distributions reinvested	—	165,080	—	489,907	—	255,812	—	389,036
Shares repurchased	(2,524,955)	(2,545,885)	(7,958,966)	(1,730,909)	(2,679,309)	(2,592,437)	(841,020)	(343,952)
Net increase (decrease)	(1,367,928)	5,423,497	(7,552,830)	(381,065)	4,761,729	1,861,120	(158,459)	1,488,951
Beginning shares outstanding	17,363,206	11,939,709	11,547,060	11,928,125	16,867,284	15,006,164	4,421,709	2,932,758
Ending shares outstanding	15,995,278	17,363,206	3,994,230	11,547,060	21,629,013	16,867,284	4,263,250	4,421,709

	PF Currency Strategies Fund		PF Equity Long/Short Fund (2)		PF Global Absolute Return Fund
Class P
Shares sold	2,359,074	700,085	363,170	16,656,601	3,020,613	2,777,907
Dividends and distributions reinvested	—	276,560	—	2,359,345	—	1,285,488
Shares repurchased	(6,904,370)	(6,841,081)	(9,388,966)	(2,768,069)	(8,096,002)	(7,192,608)
Net increase (decrease)	(4,545,296)	(5,864,436)	(9,025,796)	16,247,877	(5,075,389)	(3,129,213)
Beginning shares outstanding	13,048,179	18,912,615	16,247,877	—	14,584,126	17,713,339
Ending shares outstanding	8,502,883	13,048,179	7,222,081	16,247,877	9,508,737	14,584,126

(1)	PF Mid-Cap Value Fund commenced operations on July 29, 2015.
(2)	PF Equity Long/Short Fund commenced operations on April 27, 2015.

PACIFIC FUNDS

DISCLOSURE OF FUND EXPENSES

(Unaudited)

We believe it is important for you to understand the impact of fees and expenses regarding your investment. All mutual funds have operating expenses. As a shareholder of a mutual fund, you incur ongoing costs, which include advisory fees, administration fees and other fund expenses. The following example is intended to help you understand your ongoing costs (in dollars) of investing in each fund and to compare these costs with those of other mutual funds. The example is based on an investment of $1,000.00 made at the beginning of the period and held for the entire six-month period from April 1, 2016 to September 30, 2016.

ACTUAL EXPENSES

The first section of the table for each fund entitled “Actual Fund Return”, provides information about actual account values and actual expenses based on each fund’s actual performance and each fund’s actual expenses, after any applicable advisory fee waivers and adviser expense reimbursements (See Notes 6 and 7B in Notes to Financial Statements). The “Ending Account Value at 09/30/16” column shown is derived from the fund’s actual performance; the “Annualized Expense Ratio” column shows the fund’s actual annualized expense ratio; and the “Expenses Paid During the Period 04/01/16-09/30/16” column shows the dollar amount that would have been paid by you. All the information illustrated in the following table is based on the past six-month period from April 1, 2016 to September 30, 2016.

You may use the information in this section, together with the amount you invested, to estimate the expenses that you paid over the period. To do so, for each fund in your account, simply divide that fund’s value by $1,000.00 (for example, an $8,600.00 fund value divided by $1,000.00 = 8.6), then multiply the result by the number given for your fund(s) in the “Expenses Paid During the Period 04/01/16-09/30/16.”

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES

The second section of the table for each fund, entitled “Hypothetical”, provides information about hypothetical account values and hypothetical expenses based on a 5% per year hypothetical rate of return and actual fund’s expenses, after any applicable advisory fee waivers and adviser expense reimbursements (See Notes 6 and 7B in Notes to Financial Statements). It assumes that the fund had an annual 5% rate of return before expenses, but that the expense ratio is unchanged. The hypothetical account values and expenses may not be used to estimate the actual ending account values or expenses you paid for the period.

You may use the hypothetical example information to compare the ongoing costs of investing in the fund compared to other mutual funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other mutual funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs. Therefore, the second section of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different mutual funds. In addition, if these other costs were included, your costs would have been higher.

	Beginning Account Value at 04/01/16	Ending Account Value at 09/30/16	Annualized Expense Ratio	Expenses Paid During the Period 04/01/16 - 09/30/16 (1)
PF Floating Rate Loan Fund
Actual Fund Return
Class P	$1,000.00	$1,037.20	0.80%	$4.09

Hypothetical
Class P	$1,000.00	$1,021.06	0.80%	$4.05
PF Inflation Managed Fund
Actual Fund Return
Class P	$1,000.00	$1,027.50	0.78%	$3.96

Hypothetical
Class P	$1,000.00	$1,021.16	0.78%	$3.95
PF Managed Bond Fund
Actual Fund Return
Class P	$1,000.00	$1,041.60	0.55%	$2.81

Hypothetical
Class P	$1,000.00	$1,022.31	0.55%	$2.79
PF Short Duration Bond Fund
Actual Fund Return
Class P	$1,000.00	$1,013.20	0.55%	$2.78

Hypothetical
Class P	$1,000.00	$1,022.31	0.55%	$2.79
PF Emerging Markets Debt Fund
Actual Fund Return
Class P	$1,000.00	$1,120.40	0.94%	$5.00

Hypothetical
Class P	$1,000.00	$1,020.36	0.94%	$4.76
PF Comstock Fund
Actual Fund Return
Class P	$1,000.00	$1,087.10	0.89%	$4.66

Hypothetical
Class P	$1,000.00	$1,020.61	0.89%	$4.51
PF Growth Fund
Actual Fund Return
Class P	$1,000.00	$1,059.50	0.70%	$3.61

Hypothetical
Class P	$1,000.00	$1,021.56	0.70%	$3.55
PF Large-Cap Growth Fund
Actual Fund Return
Class P	$1,000.00	$1,089.80	0.86%	$4.51

Hypothetical
Class P	$1,000.00	$1,020.76	0.86%	$4.36
PF Large-Cap Value Fund
Actual Fund Return
Class P	$1,000.00	$1,037.90	0.80%	$4.09

Hypothetical
Class P	$1,000.00	$1,021.06	0.80%	$4.05
PF Main Street Core Fund
Actual Fund Return
Class P	$1,000.00	$1,061.70	0.60%	$3.10

Hypothetical
Class P	$1,000.00	$1,022.06	0.60%	$3.04

See explanation of references on page D-2

D-1

PACIFIC FUNDS

DISCLOSURE OF FUND EXPENSES (Continued)

(Unaudited)

	Beginning Account Value at 04/01/16	Ending Account Value at 09/30/16	Annualized Expense Ratio	Expenses Paid During the Period 04/01/16 - 09/30/16 (1)
PF Mid-Cap Equity Fund
Actual Fund Return
Class P	$1,000.00	$1,095.00	0.80%	$4.20

Hypothetical
Class P	$1,000.00	$1,021.06	0.80%	$4.05
PF Mid-Cap Growth Fund
Actual Fund Return
Class P	$1,000.00	$1,067.50	0.80%	$4.15

Hypothetical
Class P	$1,000.00	$1,021.06	0.80%	$4.05
PF Mid-Cap Value Fund
Actual Fund Return
Class P	$1,000.00	$1,095.70	0.93%	$4.89

Hypothetical
Class P	$1,000.00	$1,020.41	0.93%	$4.71
PF Small-Cap Growth Fund
Actual Fund Return
Class P	$1,000.00	$1,128.60	0.75%	$4.00

Hypothetical
Class P	$1,000.00	$1,021.31	0.75%	$3.80
PF Small-Cap Value Fund
Actual Fund Return
Class P	$1,000.00	$1,094.70	0.90%	$4.73

Hypothetical
Class P	$1,000.00	$1,020.56	0.90%	$4.56
PF Emerging Markets Fund
Actual Fund Return
Class P	$1,000.00	$1,096.80	0.95%	$4.99

Hypothetical
Class P	$1,000.00	$1,020.31	0.95%	$4.81
PF International Large-Cap Fund
Actual Fund Return
Class P	$1,000.00	$1,050.90	1.00%	$5.14

Hypothetical
Class P	$1,000.00	$1,020.05	1.00%	$5.06
PF International Small-Cap Fund
Actual Fund Return
Class P	$1,000.00	$1,066.20	1.08%	$5.59

Hypothetical
Class P	$1,000.00	$1,019.65	1.08%	$5.47
PF International Value Fund
Actual Fund Return
Class P	$1,000.00	$1,037.10	0.80%	$4.09

Hypothetical
Class P	$1,000.00	$1,021.06	0.80%	$4.05
PF Real Estate Fund
Actual Fund Return
Class P	$1,000.00	$1,027.50	1.05%	$5.34

Hypothetical
Class P	$1,000.00	$1,019.80	1.05%	$5.32

	Beginning Account Value at 04/01/16	Ending Account Value at 09/30/16	Annualized Expense Ratio	Expenses Paid During the Period 04/01/16 - 09/30/16 (1)
PF Currency Strategies Fund
Actual Fund Return
Class P	$1,000.00	$1,057.40	0.88%	$4.54

Hypothetical
Class P	$1,000.00	$1,020.66	0.88%	$4.46
PF Equity Long/Short Fund
Actual Fund Return
Class P	$1,000.00	$1,038.80	1.28%	$6.54

Hypothetical
Class P	$1,000.00	$1,018.65	1.28%	$6.48
PF Global Absolute Return Fund
Actual Fund Return
Class P	$1,000.00	$1,046.50	1.09%	$5.59

Hypothetical
Class P	$1,000.00	$1,019.60	1.09%	$5.52

(1)	Expenses paid during the period are equal to the fund’s annualized expense ratio (shown in table above), multiplied by the average account value over the period, multiplied by the number of days in the most recent fiscal half-year or applicable period, then divided by 365 days.

D-2

PACIFIC FUNDS

WHERE TO GO FOR MORE INFORMATION

Availability of Quarterly Holdings

The Trust files Form N-Q (complete schedules of fund holdings) with the Securities and Exchange Commission (the “SEC”) for the first and third quarters of each fiscal year not later than 60 days after the close of the applicable quarter end. The Trust’s Form N-Q, (when required) is filed pursuant to applicable regulations and is available after filing (i) on the SEC’s website at http://www.sec.gov; (ii) for review and copying at the SEC’s Public Reference Room in Washington, D.C. (information on the operation of the Public Reference Room may be obtained by calling the SEC at 1-800-SEC-0330); and (iii) on the Trust’s website at https://www.pacificlife.com/pacificfunds.html. The SEC may charge you a fee for this information.

Availability of Proxy Voting Record

By August 31 of each year, the Trust files information regarding how the Trust’s managers voted proxies relating to fund securities during the most recent twelve-month period ended June 30. Such information is available after filing on the Trust’s’ website and on the SEC’s website noted below.

Information Relating to Investments Held by the Trust

For complete descriptions of the various securities and other instruments held by the Trust and their risks, please see the Trust’s prospectus and Statement of Additional Information (“SAI”). The prospectus and SAI are available as noted below.

Availability of Proxy Voting Policies

A description of the Proxy Voting Policies and Procedures that the Trust uses to determine how to vote proxies relating to fund securities is described in the Trust’s SAI.

How to obtain Information

The Trust’s prospectus, SAI (including Proxy Voting Policies) and annual and semi-annual reports are available:

•	On the Trust’s website at https://www.pacificlife.com/pacificfunds.html

•	On the SEC’s website at http://www.sec.gov

•	Upon request by calling, without charge, 1-800-722-2333, 7 a.m. through 5 p.m. Pacific Time

D-3

Item 2. Code of Ethics.

Not applicable.

Item 3. Audit Committee Financial Expert.

Not applicable.

Item 4. Principal Accountant Fees and Services.

Not applicable.

Item 5. Audit Committee of Listed Registrants.

Not applicable.

Item 6. Investments.

(a)	Schedule of Investments in securities of unaffiliated issuers as of the close of the reporting period is included as part of the report to shareholders filed under Item 1 of this form.

(b)	Not applicable.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management

             Investment Companies.

Not applicable.

Item 8. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable.

Item 9. Purchases of Equity Securities by Closed-End Management Investment Company and

             Affiliated Purchasers.

Not applicable.

Item 10. Submission of Matters to a Vote of Security Holders.

There have been no material changes to the procedures by which shareholders may recommend nominees to the Registrant’s Board of Directors.

Item 11. Controls and Procedures.

(a)

The Chief Executive Officer and Treasurer have concluded that the Registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act) and internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act) provide reasonable assurances that material information relating to the Registrant is made known to them by the appropriate persons, based on their evaluation of these controls and procedures as of a date within 90 days of the filing of this report.

(b)

There were no changes in the Registrant’s internal control over financial reporting that occurred during the second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 12. Exhibits.

(a)(1)	Not applicable.

(a)(2)	Separate certifications pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is attached hereto as Exhibit 99 CERT.

(a)(3)	Not applicable.

(b)

Certification pursuant to Rule 30a-2(b) under the Investment Company Act of 1940 (17 CFR 270.30a-2(b)) is attached hereto as Exhibit 99.906 CERT pursuant to Section 906 of the Sarbanes-Oxley Act of 2002.

Signatures

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Pacific Funds Series Trust

By:	/s/ Mary Ann Brown
Mary Ann Brown
Chief Executive Officer

Date:	December 5, 2016

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Mary Ann Brown
Mary Ann Brown
Chief Executive Officer

Date:	December 5, 2016

By:	/s/ Eddie D. Tung
Eddie D. Tung
Treasurer (Principal Financial and Accounting Officer)

Date:	December 5, 2016